Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.6% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$62
Preferred Term Securities Ltd.
5.697% (US0003M + 0.350%) due 03/22/2038 ~	17,885	16,991
6.434% (US0003M + 0.860%) due 07/03/2033 ~	325	325

		17,378

INDUSTRIALS 0.0%
CVS Pass-Through Trust 5.880% due 01/10/2028	522	511
Times Square Hotel Trust 8.528% due 08/01/2026	1,532	1,527

		2,038

Total Corporate Bonds & Notes (Cost $19,313)		19,416

U.S. GOVERNMENT AGENCIES 66.7%
Fannie Mae
0.550% due 11/25/2049 •(a)	511	61
4.000% due 11/25/2033 - 01/01/2059	246	228
4.726% due 05/01/2036 •	2	2
5.000% due 11/25/2032	433	419
5.500% due 09/25/2035	2,153	2,146
5.570% due 08/25/2031 •	29	28
5.600% due 11/01/2034 •	1	1
5.673% due 01/01/2035 •	3	3
5.731% due 02/01/2035 •	2	1
5.744% due 09/01/2033 •	11	11
5.845% due 10/01/2034 •	2	2
5.878% due 09/01/2033 •	3	3
5.991% due 12/01/2036 •	2	2
6.000% due 09/01/2033 •	5	5
6.020% due 03/01/2035 •	4	4
6.048% due 11/18/2031 - 06/01/2033 •	3	4
6.065% due 03/01/2035 •	5	5
6.073% due 01/01/2037 •	3	3
6.076% due 12/01/2036 •	3	3
6.087% due 07/25/2037 •	454	443
6.100% due 11/25/2031 •	13	13
6.117% due 02/01/2035 •	2	2
6.165% due 03/25/2036 •	7	7
6.173% due 12/01/2035 •	2	2
6.198% due 04/01/2036 •	7	7
6.245% due 09/01/2030 •	4	4
6.247% due 10/01/2032 •	4	4
6.260% due 11/01/2032 •	7	7
6.285% due 11/01/2034 •	5	5
6.305% due 03/01/2035 •	2	2
6.314% due 03/01/2044 - 10/01/2044 •	16	17
6.319% due 03/01/2033 •	1	1
6.375% due 03/01/2029 - 09/01/2032 •	13	13
6.400% due 07/01/2033 •	2	2
6.450% due 04/25/2032 •	2	2
6.497% due 04/01/2034 •	1	1
6.500% due 06/25/2028	4	4
6.500% due 04/01/2032 •	8	8
6.514% due 10/01/2040 •	10	10
6.606% due 07/01/2033 •	1	1
6.764% due 11/01/2035 •	1	1
6.848% due 02/01/2033 •	9	9
6.866% due 05/01/2034 •	8	8
6.954% due 05/01/2036 •	4	4
7.000% due 07/25/2042	3	3
7.008% due 04/01/2033 •	4	3
7.206% due 06/01/2033 •	49	50
7.348% due 04/01/2036 •	1	1
7.383% due 07/01/2035 •	2	2
7.465% due 05/01/2033 •	7	7
8.500% due 01/25/2025 - 11/01/2030	2	2

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Freddie Mac
0.636% due 01/25/2034 ~(a)	86,050	2,762
0.928% due 03/25/2034 ~(a)	67,503	3,421
3.000% due 09/01/2046 - 03/01/2048	10,171	8,860
3.500% due 07/01/2046 - 02/01/2048	125	114
4.000% due 10/15/2033	14	13
5.000% due 02/15/2036	87	87
5.500% due 05/15/2036	7	7
5.626% due 09/01/2035 •	2	2
5.698% due 10/15/2032 •	2	2
5.720% due 08/25/2031 •	23	23
5.798% due 12/15/2029 •	3	3
5.898% due 12/15/2031 •	1	1
5.927% due 01/01/2035 •	2	2
5.944% due 08/01/2031 •	5	5
5.987% due 01/01/2035 •	4	4
5.998% due 08/15/2031 •	3	3
6.032% due 02/01/2035 •	3	3
6.090% due 09/01/2035 •	1	1
6.117% due 07/01/2037 •	1	1
6.207% due 10/01/2034 •	5	5
6.215% due 09/01/2028 •	1	1
6.238% due 02/01/2035 •	7	7
6.320% due 09/01/2033 •	7	7
6.353% due 10/25/2044 - 02/25/2045 •	969	877
6.355% due 12/01/2033 •	11	12
6.362% due 11/01/2034 •	1	1
6.375% due 11/01/2034 •	8	8
6.386% due 03/01/2028 •	1	1
6.420% due 05/01/2026 •	1	1
6.432% due 01/01/2035 •	2	2
6.461% due 03/01/2034 •	5	5
6.482% due 02/01/2035 •	6	7
6.500% due 07/25/2043	250	254
6.520% due 02/01/2036 •	1	1
6.553% due 07/25/2044 •	202	187
6.563% due 03/01/2032 •	10	10
6.583% due 04/01/2032 •	18	18
6.598% due 04/01/2033 •	1	1
6.796% due 04/01/2034 •	3	3
7.000% due 06/15/2029	3	3
7.500% due 01/15/2031	1	1
Ginnie Mae
3.000% due 10/20/2051 - 12/20/2052	4,554	3,970
3.625% due 07/20/2029 - 09/20/2033 •	16	16
3.750% (H15T1Y + 1.500%) due 10/20/2026 ~	3	2
3.750% due 12/20/2027 - 10/20/2033 •	9	8
3.875% due 05/20/2030 - 05/20/2032 •	12	13
4.000% due 05/20/2030 - 07/20/2030 •	17	17
4.500% due 07/20/2040 - 12/20/2053	7,715	7,390
4.625% due 01/20/2027 - 02/20/2030 •	9	9
5.737% due 03/20/2068 •	1,418	1,412
5.777% due 12/20/2062 •	1,025	1,022
5.783% due 01/20/2072 •	449	447
5.787% due 10/20/2062 •	817	814
5.887% due 02/20/2061 •	103	103
6.087% due 02/20/2070 •	385	386
6.187% due 09/20/2063 - 02/20/2067 •	967	966
6.437% due 12/20/2066 •	1,213	1,216
Ginnie Mae, TBA
2.000% due 07/01/2054	3,000	2,428
2.500% due 08/01/2054	3,600	3,029
3.000% due 07/01/2054 - 08/01/2054	17,700	15,432
3.500% due 08/01/2054	57,300	51,485
4.000% due 07/01/2054	6,200	5,730
5.000% due 08/01/2054	2,500	2,435
5.500% due 07/01/2054	22,200	22,028
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 05/01/2052	13,337	11,692
3.500% due 03/01/2040 - 02/01/2050	18,430	16,642
4.000% due 08/01/2038 - 11/01/2052	64,877	59,812
4.500% due 07/01/2052 - 04/01/2053	73,887	69,780
5.000% due 06/01/2053	890	861
5.500% due 11/01/2052 - 05/01/2053	67,331	66,518
6.000% due 12/01/2052 - 02/01/2054	9,098	9,136
6.500% due 04/01/2053 - 03/01/2054	120,072	122,309
8.500% due 11/01/2025 - 06/01/2030	4	4
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2039 - 08/01/2054	30,300	24,849
3.000% due 07/01/2039 - 08/01/2054	131,440	116,562
3.500% due 07/01/2054 - 08/01/2054	85,371	75,580
4.000% due 07/01/2054 - 08/01/2054	318,287	291,373
5.000% due 07/01/2054 - 09/01/2054	621,800	601,016
5.500% due 07/01/2054 - 08/01/2054	668,100	658,903
6.000% due 07/01/2054 - 08/01/2054	1,006,010	1,008,498

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.500% due 07/01/2054 - 08/01/2054	917,000	933,006

Total U.S. Government Agencies (Cost $4,216,431)		4,207,201

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
4.000% due 11/15/2042 (h)(j)	49,800	45,908
4.000% due 11/15/2052 (h)(j)	37,800	34,443
U.S. Treasury Notes
2.375% due 05/15/2029 (h)(j)	8,900	8,129

Total U.S. Treasury Obligations (Cost $100,376)		88,480

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.7%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,904
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,855
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •	1,400	1,358
Adjustable Rate Mortgage Trust
6.000% due 11/25/2035 «•	37	36
6.020% due 11/25/2035 «•	234	216
6.020% due 08/25/2036 •	30,955	10,210
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	8,137	6,890
American Home Mortgage Investment Trust 7.729% due 06/25/2045 «•	165	159
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	143	133
4.800% due 11/25/2067 þ	27,517	26,697
5.985% due 01/25/2069 þ	950	946
6.197% due 01/25/2069 þ	3,190	3,194
6.500% due 12/25/2067 þ	945	949
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	4,337	3,735
1.483% due 10/25/2048 ~	5,702	4,938
1.637% due 10/25/2048 ~	2,892	2,502
Ashford Hospitality Trust
6.401% due 04/15/2035 •	12,550	12,461
7.076% due 06/15/2035 •	3,100	3,058
7.476% due 06/15/2035 •	2,300	2,256
8.376% due 06/15/2035 •	3,200	3,105
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,405
4.227% due 08/10/2038 ~	1,655	1,534
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,451	1,178
Banc of America Funding Trust
3.387% due 10/20/2046 ~	162	131
4.107% due 01/20/2047 «~	362	242
4.360% due 10/26/2036 ~	70,663	66,249
4.505% due 09/20/2046 «~	64	49
5.020% due 01/20/2047 ~	4	3
5.641% due 09/20/2046 ~	429	405
5.750% due 08/25/2036 «	82	66
5.833% due 10/20/2036 •	2,458	1,798
6.128% due 04/20/2035 «•	40	39
Banc of America Mortgage Trust
4.685% due 10/25/2035 «~	192	171
5.605% due 11/25/2033 «~	6	5
5.794% due 06/25/2035 «~	217	195
6.121% due 12/25/2033 «~	25	23
6.378% due 06/25/2034 «~	94	86
BankUnited Trust 6.060% due 09/25/2045 •	57	51
BCAP LLC Trust 7.860% due 10/25/2047 •	12,491	9,169
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	20	16
3.250% due 02/25/2033 «~	1	1
4.000% due 05/25/2034 «~	15	12
4.406% due 05/25/2047 ~	209	182
4.461% due 02/25/2035 «~	321	237
4.848% due 04/25/2034 «~	35	28
5.036% due 11/25/2030 ~	37	35
5.049% due 01/25/2035 ~	1,027	922
5.527% due 12/25/2035 «~	80	66
5.561% due 11/25/2034 «~	240	211
5.700% due 01/25/2034 ~	18	17
6.016% due 08/25/2035 «~	408	378
6.414% due 11/25/2034 ~	78	70
7.114% due 02/25/2036 «~	40	36
7.660% due 12/25/2046 •	1,609	1,368
Bear Stearns ALT-A Trust
4.500% due 08/25/2036 ~	946	439

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.531% due 02/25/2036 ~	1,993	1,338
4.571% due 04/25/2035 ~	13	12
4.827% due 08/25/2036 ~	1,401	888
5.306% due 01/25/2036 ~	581	529
5.459% due 01/25/2034 «~	223	199
5.543% due 07/25/2035 ~	6,924	4,508
5.628% due 11/25/2035 ~	651	314
5.990% due 12/25/2033 «~	131	120
6.296% due 08/25/2034 «~	472	429
7.185% due 09/25/2034 •	2,668	2,419
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	20	16
5.500% due 06/25/2034 þ	179	172
5.500% due 12/25/2035 «	47	29
5.710% due 07/25/2036 •	10,036	7,491
5.750% due 10/25/2033 «þ	70	72
Bear Stearns Mortgage Funding Trust
5.620% due 12/25/2046 •	4,259	3,672
5.670% due 01/25/2037 «•	304	264
Bear Stearns Mortgage Securities, Inc. 4.978% due 06/25/2030 «~	1	1
Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~	2,233	1,699
5.159% due 01/26/2036 ~	1,612	1,186
Bella Vista Mortgage Trust 7.439% due 11/20/2034 ~	1,998	2,001
BellaVista Mortgage Trust
5.953% due 05/20/2045 •	1,272	827
6.200% due 02/25/2035 •	1,942	1,214
Benchmark Mortgage Trust 3.094% due 04/15/2054 ~	8,809	5,418
BINOM Securitization Trust 4.441% due 08/25/2057 ~	8,027	7,614
BX Trust
3.202% due 12/09/2041	2,726	2,428
6.113% due 06/15/2038 •	1,173	1,160
6.132% due 10/15/2038 •	211	209
6.243% due 02/15/2036 •	4,152	4,107
6.293% due 11/15/2038 •	12,524	12,385
6.319% due 01/17/2039 •	9,600	9,494
6.342% due 02/15/2039 •	1,898	1,878
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,408	5,667
3.250% due 09/25/2063 ~	6,381	5,673
3.250% due 03/25/2064 ~	3,990	3,486
3.250% due 08/25/2064 ~	2,979	2,595
3.250% due 09/25/2064 ~	49,100	43,021
3.500% due 06/25/2062 ~	3,569	3,214
Chase Mortgage Finance Trust 4.649% due 12/25/2035 ~	489	415
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.306% due 01/25/2035 «~	240	209
CIM Trust
3.000% due 01/25/2061 ~	3,295	2,987
3.250% due 10/25/2058 ~	1,189	1,054
3.750% due 12/25/2061 ~	10,565	9,796
5.000% due 05/25/2062 ~	1,567	1,539
5.500% due 08/25/2064 ~	21,806	21,835
6.639% due 12/25/2067 þ	1,126	1,126
Citicorp Mortgage Securities Trust 6.000% due 08/25/2036	508	449
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	7,196	7,050
3.209% due 05/10/2049	700	670
Citigroup Global Markets Mortgage Securities
5.960% due 05/25/2032 «•	16	16
8.500% due 05/25/2032 «	60	58
Citigroup Mortgage Loan Trust
5.040% due 05/25/2042 ~	538	502
5.590% due 06/25/2036 •	517	485
5.731% due 08/25/2035 ~	73	68
5.790% due 12/25/2034 «•	54	48
5.960% due 09/25/2036 •	2,478	2,204
6.260% due 08/25/2035 •	51	48
6.830% due 09/25/2035 «•	80	75
7.410% due 05/25/2035 «•	24	23
7.780% due 10/25/2035 •	9	9
7.860% due 11/25/2035 «•	200	189
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037	860	733
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •	8,400	8,273
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	7,303	7,087
4.550% due 04/25/2067 ~	10,086	10,006
6.393% due 06/25/2069 þ	2,594	2,612

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.421% due 05/25/2069 þ	988	996
6.467% due 08/25/2067 þ	4,195	4,194
7.291% due 12/25/2067 ~	7,516	7,355
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,593
Community Program Loan Trust 4.500% due 04/01/2029	2	2
Countrywide Alternative Loan Trust
3.954% due 08/25/2035 ~	1,965	1,780
4.936% due 12/25/2034 ~	1,379	1,260
5.500% due 05/25/2035 •	126	108
5.500% due 11/25/2035	715	395
5.500% due 03/25/2036	62	25
5.633% due 02/20/2047 •	1,220	936
5.648% due 12/20/2046 •	5,503	4,709
5.653% due 07/20/2046 •	418	336
5.750% due 04/25/2047	353	186
5.760% due 10/25/2035 •	1,960	671
5.780% due 02/25/2047 •	4,776	4,407
5.840% due 07/25/2046 •	2,135	1,792
5.840% due 09/25/2046 •	192	176
5.860% due 06/25/2037 •	523	451
5.873% due 03/20/2046 •	205	173
5.958% due 05/25/2035 «•	73	56
5.960% due 06/25/2035 •	1,250	1,076
5.993% due 03/25/2047 •	1,850	1,528
6.000% due 02/25/2036 •	67	54
6.000% due 03/25/2037	959	499
6.000% due 04/25/2037	549	450
6.020% due 12/25/2035 •	346	300
6.040% due 02/25/2036 •	178	153
6.097% due 11/20/2035 •	118	107
6.120% due 10/25/2035 •	2,601	1,681
6.153% due 02/25/2036 •	456	405
6.250% due 12/25/2033 «	10	10
6.250% due 07/25/2036	3,695	1,063
6.403% due 11/25/2047 •	3,073	2,470
6.444% due 03/25/2037 •	244	128
6.500% due 11/25/2031 «	20	19
6.500% due 06/25/2036	3,250	1,479
6.533% due 11/25/2047 •	5,605	4,506
7.000% due 10/25/2035	3,006	1,493
7.000% due 11/25/2035 •	1,496	1,191
Countrywide Home Loan Mortgage Pass-Through Trust
3.843% due 07/19/2033 «~	45	41
4.491% due 04/25/2035 ~	629	481
4.558% due 05/19/2033 «~	7	6
4.871% due 06/20/2036 ~	599	510
5.069% due 02/20/2035 «~	20	20
5.248% due 12/19/2033 «~	298	278
5.500% due 06/25/2034	1,778	1,363
5.500% due 06/25/2035	1,241	678
5.750% due 02/25/2036	3,539	1,638
5.940% due 03/25/2036 •	8,804	7,926
5.960% due 03/25/2036 •	2,715	2,152
6.000% due 11/25/2037 «	83	36
6.009% due 06/19/2031 «~	1	1
6.032% due 02/19/2034 «~	6	6
6.040% due 04/25/2035 «•	10	9
6.060% due 03/25/2035 •	23	15
6.080% due 03/25/2035 •	19	16
6.100% due 03/25/2035 •	1,679	1,512
6.116% due 02/25/2034 «~	6	5
6.140% due 02/25/2035 •	42	35
6.155% due 02/19/2034 «~	7	6
6.160% due 02/25/2035 •	326	286
6.160% due 05/25/2035 •	1,306	803
6.240% due 02/25/2035 •	60	50
6.380% due 09/25/2034 «•	46	38
7.884% due 02/20/2036 •	38	32
7.940% due 02/20/2036 •	656	582
Credit Suisse First Boston Mortgage Securities Corp.
2.757% due 12/25/2032 «~	26	20
4.867% due 12/25/2033 «~	88	83
5.729% due 06/25/2033 «~	91	82
5.750% due 04/25/2033 «	5	5
6.056% due 03/25/2032 ~	46	43
6.250% due 07/25/2035 «	122	117
6.322% due 08/25/2033 ~	856	738
6.610% due 09/25/2034 •	308	465
7.000% due 02/25/2033 «	9	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035 «	124	87
6.792% due 10/25/2033 «~	30	28
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~	4,332	4,307

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~	9,649	9,323
2.000% due 01/25/2060 ~	6,306	5,449
2.215% due 11/25/2061 ~	535	527
2.257% due 08/15/2037	1,057	1,001
2.750% due 01/25/2060	9,795	7,179
2.750% due 01/25/2060 ~	5,626	4,177
3.180% due 12/26/2059 ~	550	558
3.250% due 01/25/2060	7,373	5,456
3.250% due 01/25/2060 ~	3,775	2,747
3.641% due 01/25/2060 ~	3,343	2,274
3.904% due 04/25/2062 ~	5,551	5,190
4.458% due 02/27/2036 ~	3,862	2,519
4.535% due 04/28/2037 ~	299	273
5.750% due 12/26/2035	173	106
6.421% due 10/25/2037 ~	182	107
7.043% due 10/15/2037 •	1,000	976
Cross Mortgage Trust
6.093% due 04/25/2069 þ	2,640	2,637
6.147% due 07/25/2069 þ	26,000	26,070
6.272% due 06/25/2069 þ	3,561	3,573
6.615% due 03/25/2068 þ	2,025	2,040
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,232
DC Office Trust 2.965% due 09/15/2045	2,205	1,884
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	1,718	1,632
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.820% due 01/25/2047 •	3,681	3,202
Downey Savings & Loan Association Mortgage Loan Trust
6.053% due 08/19/2045 «•	379	253
6.093% due 04/19/2046 •	244	195
Extended Stay America Trust 6.523% due 07/15/2038 •	52,652	52,489
First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 «~	403	318
4.929% due 09/25/2035 «~	427	175
5.261% due 03/25/2035 ~	75	43
5.818% due 09/25/2034 «~	205	197
6.189% due 07/25/2035 ~	2,774	2,476
6.785% due 06/25/2034 ~	572	552
GCAT Trust
4.250% due 05/25/2067 ~	16,303	15,090
6.007% due 01/25/2059 þ	1,190	1,188
6.085% due 06/25/2059 þ	1,841	1,844
GMAC Mortgage Corp. Loan Trust 7.250% due 05/25/2035 «~	5	5
GreenPoint Mortgage Funding Trust
5.880% due 04/25/2036 •	89	76
5.920% due 06/25/2045 •	7,570	5,397
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	3,890
3.924% due 10/10/2032	13,300	13,048
6.694% due 12/15/2036 •	4,500	4,476
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,911
GS Mortgage-Backed Securities Trust 3.750% due 07/25/2061 ~	2,426	2,299
GSMPS Mortgage Loan Trust
5.810% due 09/25/2035 •	14,663	12,344
5.810% due 01/25/2036 •	18,737	14,971
7.000% due 06/25/2043	326	327
8.000% due 09/19/2027 «~	151	139
GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~	98	88
5.098% due 04/25/2035 «~	256	226
5.109% due 06/25/2034 ~	647	554
5.741% due 09/25/2035 ~	2,663	2,061
5.810% due 01/25/2034 «•	2	2
5.960% due 07/25/2035 «•	335	275
6.000% due 03/25/2032 «	6	6
6.334% due 04/25/2035 «~	274	247
6.447% due 01/25/2034 ~	1,144	848
6.455% due 09/25/2035 ~	13	13
HarborView Mortgage Loan Trust
5.048% due 06/19/2045 •	229	103
5.257% due 11/19/2034 «~	4	4
5.537% due 08/19/2034 «~	59	53
5.833% due 01/19/2038 •	20,580	17,738
5.833% due 02/19/2046 •	172	150
5.863% due 12/19/2036 •	926	712
5.893% due 05/19/2035 •	544	506
5.933% due 06/19/2035 •	3,678	3,469
5.933% due 03/19/2036 •	5,434	4,941
5.933% due 12/19/2036 •	6,492	6,084

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.153% due 01/19/2035 •	10	9
6.353% due 06/20/2035 «•	125	110
6.575% due 12/19/2035 ~	2	2
Hilton USA Trust
2.828% due 11/05/2035	6,500	5,670
3.719% due 11/05/2038	1,000	953
HomeBanc Mortgage Trust 6.195% due 10/25/2035 •	11,336	11,103
Impac Secured Assets Trust 6.160% due 05/25/2036 •	11	10
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	2	2
IndyMac INDA Mortgage Loan Trust 5.626% due 01/25/2036 ~	347	317
IndyMac INDX Mortgage Loan Trust
3.502% due 06/25/2036 ~	1,600	980
3.537% due 06/25/2036 ~	743	623
3.791% due 02/25/2036 ~	3,092	2,170
4.069% due 01/25/2036 ~	3,056	2,629
4.633% due 07/25/2037 ~	2,485	1,063
4.727% due 06/25/2034 ~	1,365	1,058
5.700% due 07/25/2036 •	12,521	11,981
5.760% due 06/25/2037 •	102	36
5.800% due 11/25/2036 •	166	159
5.820% due 07/25/2037 •	5,715	5,117
5.820% due 08/25/2037 •	3,042	2,635
5.840% due 09/25/2046 •	339	284
5.940% due 04/25/2035 •	81	63
6.020% due 03/25/2035 «•	10	10
6.100% due 02/25/2035 •	539	477
6.100% due 07/25/2045 •	3,190	2,467
6.260% due 11/25/2034 •	2,086	1,832
6.680% due 09/25/2034 «•	63	48
JP Morgan Alternative Loan Trust
5.499% due 06/27/2037 ~	13,676	6,406
5.939% due 06/27/2037 •	1,079	705
5.940% due 07/25/2036 •	13,545	11,779
5.940% due 11/25/2036 •	3,552	2,912
6.020% due 06/25/2037 •	32,311	11,774
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	15,451
2.713% due 08/15/2049	3,530	3,445
3.648% due 12/15/2049 ~	300	284
4.549% due 07/05/2033	23,176	20,094
6.426% due 02/15/2035 •	5,855	5,828
6.558% due 11/15/2038 •	7,000	6,961
6.817% due 07/05/2033 •	3,239	2,870
6.826% due 12/15/2031 •	429	387
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	1,349	1,289
4.782% due 10/25/2035 «~	25	19
5.000% due 07/25/2036 «	212	88
5.184% due 10/25/2035 ~	64	58
5.250% due 11/25/2063 ~	906	889
5.480% due 04/25/2035 «~	1	1
5.940% due 08/25/2037 •	2,422	798
5.963% due 06/25/2035 «~	45	35
5.990% due 07/25/2064 ~	1,375	1,374
6.292% due 04/25/2037 ~	464	364
6.508% due 08/25/2034 ~	956	901
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	1,819	1,774
1.875% due 10/25/2068 þ	3,185	3,164
2.250% due 07/25/2067 þ	2,058	2,006
4.750% due 07/25/2061 þ	7,730	7,532
4.892% due 10/25/2066 þ	1,846	1,816
4.991% due 09/25/2060 ~	204	204
Lehman Mortgage Trust 5.500% due 02/25/2036 «	204	95
Lehman XS Trust
5.820% due 11/25/2035 •	3,784	3,626
5.920% due 04/25/2046 «•	29	50
6.000% due 12/25/2035 •	2,629	2,412
Luminent Mortgage Trust 5.880% due 05/25/2036 •	2,036	1,761
Lux Trust 8.019% due 08/15/2040 •	2,800	2,820
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,026
MASTR Adjustable Rate Mortgages Trust
5.449% due 07/25/2035 ~	9,248	4,638
5.760% due 03/25/2047 •	5,833	5,065
5.790% due 12/25/2034 «•	206	178
6.560% due 09/25/2037 •	3,500	1,378
7.000% due 12/25/2033 «~	3	3

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

MASTR Alternative Loan Trust 6.226% due 06/25/2033 «~	325	191
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032	1,796	305
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.143% due 11/15/2031 •	17	16
Merrill Lynch Mortgage Investors Trust
4.985% due 04/25/2035 «~	6	5
5.531% due 11/25/2035 •	2,854	2,706
5.841% due 08/25/2033 «~	29	1
6.075% due 05/25/2036 ~	5,694	5,063
6.080% due 08/25/2028 •	2	2
6.100% due 10/25/2028 «•	56	51
6.120% due 06/25/2028 •	2	2
6.180% due 08/25/2035 •	12,000	10,852
6.200% due 03/25/2028 «•	3	2
6.660% due 03/25/2028 «•	240	199
MFA Trust
1.947% due 04/25/2065 ~	371	345
3.300% due 08/25/2061 ~	8,912	8,196
4.400% due 03/25/2068 þ	5,683	5,503
6.105% due 12/25/2068 þ	18,920	18,972
6.775% due 10/25/2058 þ	1,338	1,346
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,400
2.500% due 11/25/2060 ~	5,358	4,401
3.708% due 09/25/2057 ~	104	101
Morgan Stanley Capital Trust 6.443% due 05/15/2036 •	5,347	4,131
Morgan Stanley Mortgage Loan Trust
5.606% due 10/25/2034 «~	13	12
5.720% due 03/25/2036 •	6,892	4,543
Morgan Stanley Re-REMIC Trust 3.628% due 06/26/2047 •	11,774	10,308
MTN Commercial Mortgage Trust 6.727% due 03/15/2039 •	6,165	6,097
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	315	280
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	16,528	15,542
3.250% due 02/25/2059 ~	7,108	6,749
3.500% due 12/25/2057 ~	334	317
4.000% due 02/25/2057 ~	17,422	16,549
4.500% due 05/25/2058 ~	483	464
New York Mortgage Trust
1.670% due 08/25/2061 þ	2,132	2,084
3.750% due 02/25/2068 ~	965	890
NLT Trust 3.200% due 10/25/2062 ~	12,788	11,333
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	6,364
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •	3,865	3,719
OBX Trust
3.564% due 03/25/2053 ~	3,947	3,831
3.601% due 04/25/2053 ~	6,128	5,888
5.949% due 02/25/2063 þ	6,585	6,562
6.030% due 01/25/2064 þ	2,500	2,504
6.100% due 09/25/2062 þ	14,962	14,907
6.113% due 03/25/2063 þ	3,446	3,449
6.233% due 05/25/2064 þ	1,885	1,895
6.465% due 10/25/2063 þ	2,784	2,800
6.520% due 07/25/2063 þ	1,883	1,892
6.567% due 06/25/2063 þ	2,937	2,961
6.844% due 04/25/2063 þ	1,232	1,248
7.045% due 09/25/2063 þ	2,263	2,303
7.159% due 10/25/2063 þ	3,850	3,927
One Market Plaza Trust 3.614% due 02/10/2032	2,337	2,094
One New York Plaza Trust 6.393% due 01/15/2036 •	9,700	9,447
ONE Park Mortgage Trust 6.143% due 03/15/2036 •	2,600	2,528
OPEN Trust 8.418% due 10/15/2028 •	6,771	6,865
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.435% due 07/25/2035 •	6,091	6,012
PRET LLC
3.900% due 10/25/2063 ~	1,152	1,101
7.021% due 02/25/2054 þ	10,738	10,716
7.125% due 04/25/2054 þ	1,000	1,001
PRKCM Trust
6.333% due 03/25/2059 þ	1,975	1,980
6.431% due 05/25/2059 þ	986	991
6.584% due 09/25/2058 þ	2,476	2,488
7.225% due 11/25/2058 þ	1,371	1,396

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

PRPM LLC
3.750% due 03/25/2054 þ	962	919
4.000% due 11/25/2053 þ	447	430
4.000% due 01/25/2054 þ	952	914
4.000% due 05/25/2054 þ	1,000	961
4.200% due 12/25/2064 þ	971	934
6.265% due 12/25/2068 þ	966	966
6.327% due 06/25/2069 þ	21,400	21,466
7.026% due 03/25/2029 þ	5,369	5,394
PRPM Trust
6.221% due 11/25/2068 þ	6,867	6,865
6.250% due 08/25/2068 þ	2,322	2,313
RCKT Mortgage Trust
6.141% due 04/25/2044 ~	6,521	6,520
6.808% due 09/25/2043 ~	869	876
Residential Accredit Loans, Inc. Trust
5.155% due 09/25/2034 «~	3	3
5.743% due 12/26/2034 «~	131	81
5.820% due 11/25/2036 •	6,294	3,317
5.840% due 04/25/2046 •	1,025	895
5.860% due 10/25/2046 •	5,747	5,327
6.000% due 12/25/2035	2,655	2,221
6.020% due 10/25/2037 ~	760	620
6.500% due 10/25/2036	18,750	15,581
Residential Asset Securitization Trust
5.500% due 04/25/2035 •	3,420	1,804
5.810% due 10/25/2048 «	2	2
5.910% due 02/25/2034 «•	15	14
6.000% due 08/25/2036	5,996	2,696
6.250% due 08/25/2036	1,752	978
6.500% due 04/25/2037	4,345	1,127
Residential Funding Mortgage Securities, Inc. Trust
5.107% due 02/25/2036 ~	78	68
5.216% due 09/25/2035 ~	4,638	2,830
5.835% due 02/25/2036 «~	31	27
5.948% due 02/25/2037 ~	515	430
RiverView HECM Trust 5.600% due 05/25/2047 •	3,232	2,935
SACO Trust 7.000% due 08/25/2036 «	2	2
Sequoia Mortgage Trust
4.898% due 01/20/2047 ~	312	215
5.279% due 06/20/2034 ~	36	31
5.913% due 02/20/2035 •	374	326
6.073% due 11/20/2034 «•	14	13
6.153% due 10/19/2026 «•	12	12
6.192% due 02/20/2034 «•	48	41
6.213% due 10/20/2027 «•	2	2
6.248% due 05/20/2034 •	149	139
6.253% due 10/20/2027 «•	4	3
6.765% due 08/20/2034 «~	33	30
6.813% due 10/20/2027 «•	95	89
7.125% due 09/20/2032 «~	11	10
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •	1,800	1,706
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	968	948
SMRT Commercial Mortgage Trust 6.329% due 01/15/2039 •	25,570	25,272
Structured Adjustable Rate Mortgage Loan Trust
3.948% due 02/25/2036 ~	55	46
5.257% due 07/25/2035 «~	30	24
5.751% due 09/25/2034 ~	472	448
6.195% due 06/25/2034 •	174	164
6.553% due 01/25/2035 •	293	261
6.553% due 05/25/2035 •	359	272
6.814% due 04/25/2034 «~	4	4
7.282% due 02/25/2034 «~	21	19
Structured Asset Mortgage Investments Trust
5.650% due 09/25/2047 •	7,587	6,642
5.760% due 02/25/2037 •	771	696
6.000% due 08/25/2035 •	4,035	3,513
6.020% due 02/25/2036 •	99	80
6.053% due 07/19/2034 «•	202	176
6.080% due 12/25/2035 •	12,909	10,089
6.153% due 03/19/2034 «•	76	68
6.293% due 10/19/2033 •	36	32
6.653% due 10/19/2033 •	789	789
6.750% due 05/02/2030 «~	63	3
Structured Asset Securities Corp. Mortgage Loan Trust
5.750% due 10/25/2036 •	196	157
7.500% due 10/25/2036	1,036	591
TBW Mortgage-Backed Pass-Through Certificates 6.500% due 04/25/2036	1,260	367
TBW Mortgage-Backed Trust 7.000% due 07/25/2036	863	349

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Thornburg Mortgage Securities Trust 4.046% due 09/25/2037 ~	924	906
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	36,242	32,226
2.250% due 12/25/2061 ~	7,283	6,935
2.710% due 01/25/2060 ~	30,236	28,308
2.900% due 10/25/2059 ~	10,931	10,230
3.250% due 07/25/2056 ~	1,000	977
6.460% due 10/25/2059 •	319	324
7.160% due 10/25/2059 •	11,615	11,804
TTAN 6.293% due 03/15/2038 •	1,543	1,532
UBS Commercial Mortgage Trust 6.226% due 02/15/2032 •	13,576	13,543
Verus Securitization Trust
0.820% due 10/25/2063 ~	1,236	1,140
1.057% due 10/25/2063 ~	33	31
1.262% due 10/25/2063 ~	50	46
4.130% due 02/25/2067 þ	6,756	6,305
4.260% due 02/25/2067 þ	1,410	1,320
5.811% due 05/25/2068 þ	2,785	2,771
5.999% due 02/25/2068 þ	1,106	1,100
6.116% due 03/25/2069 þ	13,511	13,517
6.192% due 06/25/2069 þ	3,400	3,412
6.218% due 06/25/2069 þ	2,659	2,671
6.338% due 04/25/2069 þ	2,257	2,269
6.443% due 08/25/2068 þ	1,897	1,899
6.476% due 06/25/2068 þ	1,356	1,359
6.665% due 09/25/2068 þ	8,955	9,032
6.876% due 11/25/2068 ~	940	956
7.070% due 10/25/2068 þ	4,939	5,025
Visio Trust 6.598% due 10/25/2058 þ	1,127	1,129
Wachovia Bank Commercial Mortgage Trust 0.030% due 10/15/2041 ~(a)	6	0
Wachovia Mortgage Loan Trust LLC 6.322% due 10/20/2035 ~	63	59
WaMu Mortgage Pass-Through Certificates Trust
2.883% due 11/25/2041 ~	3	2
4.740% due 09/25/2035 ~	2,967	2,653
5.500% due 06/25/2033 ~	917	758
5.594% due 08/25/2033 «~	4	4
5.618% due 03/25/2033 «~	48	44
5.774% due 06/25/2034 «~	21	18
5.830% due 05/25/2034 •	15,833	14,160
5.993% due 11/25/2046 •	8,483	6,879
6.000% due 12/25/2045 •	4,041	3,932
6.040% due 07/25/2045 •	3,932	3,705
6.153% due 08/25/2046 •	4,417	4,027
6.200% due 11/25/2034 •	83	77
6.201% due 08/25/2046 •	11,303	9,194
6.240% due 10/25/2044 •	226	213
6.283% due 01/25/2033 ~	710	683
6.300% due 06/25/2044 •	1,085	992
6.440% due 11/25/2034 •	528	483
6.440% due 10/25/2045 •	729	684
6.460% due 07/25/2044 «•	11	10
6.553% due 06/25/2042 •	60	55
6.553% due 08/25/2042 •	756	708
WaMu Mortgage-Backed Pass-Through Certificates 4.753% due 12/19/2039 «~	109	98
Washington Mutual Mortgage Pass-Through Certificates Trust
5.211% due 02/25/2033 «~	375	334
5.500% due 05/25/2035	1,231	1,033
5.500% due 06/25/2035 «	108	89
5.750% due 03/25/2033 «	63	51
5.903% due 02/25/2047 •	11,420	9,844
5.966% due 12/25/2032 «~	87	76
5.983% due 11/25/2046 •	12,490	9,990
6.110% due 10/25/2035 «•	315	268
6.270% due 12/25/2032 «~	78	74
6.578% due 11/25/2030 «~	4	4
7.500% due 04/25/2033 «~	124	48
Wells Fargo Mortgage Loan Trust 3.902% due 09/27/2036 ~	482	464
Wells Fargo Mortgage-Backed Securities Trust 6.356% due 12/25/2036 ~	40	38
WSTN Trust 6.518% due 07/05/2037 ~	4,800	4,818

Total Non-Agency Mortgage-Backed Securities (Cost $1,653,797)		1,555,744

ASSET-BACKED SECURITIES 62.0%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •	5,000	5,019

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

510 Asset-Backed Trust 5.240% due 06/25/2061 þ	1,171	1,154
522 Funding CLO Ltd. 6.666% due 04/20/2030 •	5,804	5,809
Aames Mortgage Investment Trust 6.375% due 10/25/2035 •	1,900	1,798
ABFC Trust
5.740% due 11/25/2036 •	8,257	5,162
5.940% due 09/25/2036 •	4,060	3,944
6.140% due 04/25/2033 «•	460	436
6.480% due 03/25/2032 «•	182	172
6.710% due 06/25/2037 •	7,815	5,500
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	519	380
ACAS CLO Ltd. 6.479% due 10/18/2028 •	1,050	1,050
Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •	452	446
ACE Securities Corp. Home Equity Loan Trust
5.820% due 10/25/2036 •	15,108	5,100
5.900% due 01/25/2037 •	22,991	5,107
5.900% due 05/25/2037 •	57,633	8,985
6.360% due 09/25/2033 •	802	783
6.510% due 12/25/2033 •	199	199
6.510% due 07/25/2034 «•	17	16
ACHV ABS Trust 5.900% due 04/25/2031	296	296
ACREC LLC 7.559% due 02/19/2038 •	2,898	2,916
AFC Home Equity Loan Trust 6.060% due 06/25/2028 «•	71	68
Allegro CLO Ltd.
6.557% due 10/16/2031 •	6,730	6,733
6.577% due 01/19/2033 •	1,000	999
American Home Mortgage Investment Trust 5.640% due 08/25/2035 «•	4	3
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •	1,934	1,937
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	5,913
5.750% due 02/18/2028	5,900	5,902
5.933% due 02/18/2028 •	5,400	5,401
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.823% due 06/25/2034 •	1,676	1,543
6.330% due 10/25/2035 •	12,145	11,781
6.375% due 01/25/2035 •	302	294
6.405% due 07/25/2035 •	762	752
6.510% due 11/25/2034 •	9,458	9,214
6.570% due 03/25/2035 •	5,016	4,894
7.515% due 11/25/2034 •	3,844	3,213
Amortizing Residential Collateral Trust 6.460% due 10/25/2034 •	1,663	1,639
AMSR Trust
1.632% due 07/17/2037	38,052	36,479
2.033% due 07/17/2037	11,000	10,563
Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 «(b)	21,500	21,500
6.765% due 04/22/2034 •	2,700	2,704
6.985% due 04/20/2037 •	11,800	11,844
Apex Credit CLO Ltd.
0.000% due 10/20/2031 •(b)	11,000	11,000
7.122% due 04/20/2036 •	6,400	6,411
Apidos CLO
6.509% due 07/17/2030 •	1,093	1,094
6.646% due 04/20/2031 •	1,837	1,840
Arbor Realty Commercial Real Estate Notes Ltd.
6.413% due 12/15/2035 •	4,158	4,142
7.179% due 05/15/2037 •	32,983	33,024
AREIT LLC 7.441% due 08/17/2041 •	3,056	3,069
Ares CLO Ltd. 6.637% due 04/17/2033 •	15,300	15,341
Argent Securities Trust
5.620% due 10/25/2036 •	18,493	5,364
5.700% due 10/25/2036 •	3,068	890
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.930% due 01/25/2036 •	10,707	10,496
6.195% due 10/25/2035 •	234	229
6.225% due 10/25/2035 •	37,500	33,501
6.585% due 05/25/2034 •	1,231	975
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	253	252
Asset-Backed Securities Corp. Home Equity Loan Trust
4.230% due 01/25/2036 •	11,986	11,524
5.963% due 06/15/2031 •	111	106
6.165% due 11/25/2035 •	19,482	19,152

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.793% due 04/15/2033 •	15	15
Atlas Senior Loan Fund Ltd. 6.739% due 01/16/2030 •	250	251
Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,811
5.810% due 12/20/2029	1,000	1,015
Barings CLO Ltd. 6.739% due 01/18/2035 •	3,700	3,706
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	24,000	24,009
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028	1,300	1,299
BDS Ltd. 6.796% due 12/16/2036 •	10,164	10,133
Bear Stearns Asset-Backed Securities Trust
3.560% due 09/25/2034 «•	19	18
5.021% due 07/25/2036 «~	21	20
5.268% due 11/25/2035 •	756	738
5.524% due 05/25/2035 •	139	138
5.600% due 01/25/2037 •	3,448	3,362
5.682% due 12/25/2035 •	5,325	5,300
5.780% due 08/25/2036 •	298	284
5.960% due 05/25/2037 •	589	568
6.010% due 10/25/2036 •	16,637	15,341
6.037% due 03/25/2035 •	8,392	8,307
6.039% due 01/25/2035 •	2,630	2,661
6.110% due 01/25/2047 •	6,972	5,390
6.195% due 09/25/2035 •	262	260
6.201% due 01/25/2034 •	1,184	1,162
6.260% due 10/27/2032 «•	5	5
6.360% due 12/25/2033 «•	221	206
6.460% due 10/25/2037 •	5,397	4,446
6.460% due 11/25/2042 •	52	51
6.640% due 06/25/2043 •	276	276
6.710% due 08/25/2037 •	2,642	2,595
6.960% due 11/25/2042 «•	32	31
Benefit Street Partners CLO Ltd.
6.671% due 04/20/2034 •	8,500	8,531
6.686% due 01/20/2031 •	667	669
Betony CLO Ltd. 6.671% due 04/30/2031 •	2,461	2,464
BHG Securitization Trust 1.420% due 11/17/2033	1,456	1,394
BlueMountain CLO Ltd.
6.514% due 10/25/2030 •	7,143	7,154
6.522% due 11/15/2030 •	926	928
BNC Mortgage Loan Trust 5.670% due 07/25/2037 •	64,881	58,185
BofA Auto Trust
5.350% due 11/15/2028	1,500	1,505
5.570% due 12/15/2026	2,600	2,602
BPCRE Ltd. 7.732% due 01/16/2037 •	2,618	2,615
BSPRT Issuer Ltd. 6.763% due 12/15/2038 •	21,106	21,014
BXMT Ltd. 6.843% due 11/15/2037 •	18,157	17,821
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •	30,000	30,264
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	15,639	15,347
Carlyle CLO Ltd. 6.621% due 04/30/2031 •	5,562	5,571
Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •	1,000	1,003
6.549% due 04/17/2031 •	773	774
6.634% due 05/15/2031 •	6,988	7,000
6.636% due 07/27/2031 •	4,361	4,362
6.730% due 07/15/2031 •	9,058	9,065
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •	7,561	7,580
CarMax Auto Owner Trust 5.280% due 05/15/2028	4,113	4,112
Carmax Select Receivables Trust
5.400% due 11/15/2028	6,200	6,205
5.780% due 09/15/2027	10,200	10,203
6.060% due 09/15/2027 •	5,900	5,902
CarVal CLO Ltd. 6.554% due 07/16/2031 •	4,500	4,504
Carvana Auto Receivables Trust
0.800% due 01/10/2027	1,538	1,484
0.860% due 01/11/2027	1,188	1,158
5.080% due 03/11/2030	2,000	1,998
5.210% due 06/10/2030	2,600	2,607
5.330% due 07/10/2029	3,300	3,307
5.500% due 08/10/2027	2,400	2,397

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.620% due 01/10/2029	9,200	9,216
5.630% due 11/10/2027	3,100	3,102
5.710% due 07/10/2028	1,482	1,485
5.710% due 07/10/2029	1,300	1,316
5.740% due 11/13/2029	9,457	9,566
5.770% due 04/12/2027	17,150	17,141
5.820% due 08/10/2028	1,900	1,912
5.900% due 08/10/2027	2,500	2,502
6.090% due 11/10/2026	858	859
6.160% due 10/10/2028	500	505
6.230% due 01/11/2027	767	769
Cathedral Lake Ltd. 6.808% due 01/20/2035 •	3,300	3,303
CBAM Ltd.
6.686% due 07/20/2031 •	14,742	14,767
6.836% due 07/20/2030 •	3,813	3,814
CDC Mortgage Capital Trust 6.080% due 01/25/2033 «•	2	2
Cedar Funding CLO Ltd.
6.586% due 01/20/2031 •	2,224	2,227
6.654% due 05/29/2032 •	5,600	5,604
6.679% due 07/17/2031 •	4,416	4,420
Centex Home Equity Loan Trust
4.980% due 06/25/2034 «•	235	220
6.480% due 03/25/2035 •	1,413	1,305
6.495% due 09/25/2034 «•	8	7
Chase Auto Owner Trust
5.220% due 07/25/2029	25,000	25,007
5.530% due 09/27/2027	25,000	25,010
Chase Funding Trust
4.537% due 09/25/2032 «	1	1
6.040% due 11/25/2034 «•	1	1
6.360% due 05/25/2033 •	697	672
CIFC Funding Ltd.
6.535% due 10/24/2030 •	1,838	1,841
6.536% due 04/20/2030 •	727	728
6.589% due 10/18/2030 •	4,102	4,104
6.589% due 04/18/2031 •	3,438	3,441
6.635% due 04/24/2030 •	255	255
6.730% due 07/15/2036 •	7,000	7,016
CIT Group Home Equity Loan Trust 6.435% due 12/25/2031 «•	4	4
Citigroup Global Markets Mortgage Securities 7.000% due 12/25/2027 «	349	104
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •	555	394
5.600% due 01/25/2037 •	10,104	9,231
5.780% due 09/25/2036 •	9,517	8,165
5.865% due 06/25/2037 •	24,348	22,481
5.880% due 08/25/2036 •	7,889	7,741
5.925% due 08/25/2036 •	11,277	10,485
5.980% due 03/25/2036 •	3,948	3,527
6.050% due 08/25/2035 «þ	200	182
6.129% due 08/25/2035 þ	1,112	975
8.835% due 12/25/2033 •	3,440	3,431
Citizens Auto Receivables Trust 5.830% due 02/15/2028	21,600	21,744
College Avenue Student Loans LLC
1.600% due 07/25/2051	7,938	7,053
3.280% due 12/28/2048	8,169	7,616
4.130% due 12/26/2047	4,316	4,122
6.560% due 07/25/2051 •	4,735	4,710
6.660% due 12/26/2047 •	3,163	3,155
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	4,800
CoreVest American Finance Trust 1.358% due 08/15/2053	6,715	6,342
Countrywide Asset-Backed Certificates Trust
4.485% due 01/25/2037 •	3,224	3,128
4.622% due 12/25/2035 •	7,852	7,578
4.630% due 12/25/2034 •	396	372
4.795% due 01/25/2037 •	1,627	1,616
5.125% due 12/25/2034 ~	1,021	1,005
5.680% due 06/25/2047 •	16,422	15,176
5.740% due 06/25/2035 •	15,947	14,109
5.740% due 03/25/2047 •	138	137
5.750% due 10/25/2047 •	47,529	40,661
5.760% due 09/25/2046 •	1,169	1,162
5.960% due 04/25/2046 •	5,750	5,534
6.020% due 04/25/2034 •	379	358
6.045% due 06/25/2036 •	17,481	16,827
6.150% due 04/25/2036 •	5,103	4,917
6.150% due 05/25/2036 •	139	138
6.180% due 05/25/2036 •	50,400	47,032
6.200% due 12/25/2034 •	13	13
6.200% due 08/25/2047 •	515	491

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.240% due 11/25/2034 •	1,773	1,678
6.240% due 05/25/2036 •	32,300	26,971
6.360% due 05/25/2032 «•	166	166
6.360% due 06/25/2034 •	650	639
6.430% due 08/25/2047 •	3,000	2,397
6.435% due 10/25/2034 •	813	810
6.460% due 09/25/2032 •	117	116
6.547% due 05/25/2036 «þ	301	230
6.555% due 04/25/2036 •	5,500	5,141
6.600% due 08/25/2035 •	11,400	11,243
CPS Auto Receivables Trust 5.880% due 02/15/2028	25,000	25,006
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •	15	14
Credit-Based Asset Servicing & Securitization LLC
3.256% due 05/25/2036 •	4,546	2,919
3.926% due 12/25/2035 •	1,377	1,278
6.780% due 05/25/2035 þ	191	169
Crown Point CLO Ltd. 6.556% due 10/20/2031 •	3,300	3,306
Dewolf Park CLO Ltd. 6.510% due 10/15/2030 •	841	842
Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	11,700	11,744
7.159% due 01/15/2037 •	50,000	50,326
Dryden Senior Loan Fund
6.477% due 10/19/2029 •	7,840	7,849
6.479% due 07/15/2030 •	6,151	6,154
6.570% due 04/15/2028 •	922	923
6.610% due 04/15/2029 •	632	632
ECMC Group Student Loan Trust
6.450% due 01/27/2070 •	6,428	6,418
6.600% due 11/25/2069 •	5,232	5,243
Elevation CLO Ltd. 6.786% due 10/20/2034 •	9,800	9,808
Ellington Loan Acquisition Trust 6.960% due 05/25/2037 •	2,069	1,994
Elmwood CLO Ltd.
6.947% due 01/17/2034 •	3,900	3,910
7.033% due 12/11/2033 •	13,800	13,849
EMC Mortgage Loan Trust 6.960% due 08/25/2040 «•	141	137
Encore Credit Receivables Trust
6.150% due 07/25/2035 •	316	304
6.390% due 11/25/2035 •	11,430	10,525
Ent Auto Receivables Trust
6.220% due 08/16/2027	1,484	1,485
6.240% due 01/16/2029	2,000	2,018
6.260% due 11/15/2029	1,000	1,017
Enterprise Fleet Financing LLC 4.650% due 05/21/2029	8,557	8,494
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 «þ	89	82
Equity One Mortgage Pass-Through Trust 3.150% due 07/25/2034 «•	2	2
Exeter Automobile Receivables Trust
5.650% due 12/15/2027	1,000	1,001
5.820% due 02/15/2027	4,400	4,402
6.310% due 10/15/2027	1,500	1,506
FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	502
5.540% due 04/16/2029	1,200	1,203
5.760% due 11/15/2027	2,600	2,601
FHF Issuer Trust
5.690% due 02/15/2030	2,400	2,398
5.890% due 06/15/2030	1,700	1,704
6.790% due 10/15/2029	2,138	2,161
First Franklin Mortgage Loan Trust
5.580% due 11/25/2036 •	34,464	30,812
5.680% due 12/25/2037 •	38,098	35,299
5.710% due 06/25/2036 •	1,124	1,111
5.770% due 11/25/2036 •	25,256	20,192
5.780% due 06/25/2036 •	10,127	9,848
6.135% due 11/25/2035 •	1,102	1,076
6.210% due 12/25/2035 •	15,843	15,139
7.335% due 07/25/2034 •	2,325	2,315
First Investors Auto Owner Trust 6.440% due 10/16/2028	1,630	1,637
First NLC Trust
5.600% due 08/25/2037 •	25,245	12,490
5.740% due 08/25/2037 •	1,379	682
FirstKey Homes Trust 1.339% due 08/17/2037	2,979	2,835
Flagship Credit Auto Trust 5.640% due 03/15/2028	4,300	4,298

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Ford Credit Auto Owner Trust
2.040% due 08/15/2031	6,157	6,021
5.530% due 09/15/2028	7,626	7,671
Fremont Home Loan Trust
5.600% due 01/25/2037 •	7,820	3,943
5.730% due 10/25/2036 •	29,173	25,501
6.315% due 07/25/2034 •	3,242	2,995
6.435% due 06/25/2035 •	12,444	9,679
Gallatin CLO Ltd. 6.680% due 07/15/2031 •	10,603	10,608
Generate CLO Ltd. 7.155% due 10/20/2036 •	50,000	50,124
GLS Auto Receivables Issuer Trust 5.770% due 06/15/2027	4,200	4,201
GLS Auto Select Receivables Trust
5.580% due 06/17/2030	3,000	3,002
5.590% due 10/15/2029 (b)	8,600	8,602
6.370% due 06/15/2028	2,077	2,089
GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •	22,400	22,448
6.995% due 01/20/2034 •	7,700	7,755
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •	675	676
Golub Capital Partners Static Ltd. 6.557% due 04/20/2033 •	5,700	5,696
GreenState Auto Receivables Trust 5.530% due 08/16/2027	3,300	3,295
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •	122	122
Greywolf CLO Ltd. 6.614% due 04/26/2031 •	7,742	7,753
GSAA Home Equity Trust
6.100% due 10/25/2035 •	1,164	1,172
6.114% due 06/25/2034 þ	4,009	3,779
GSAMP Trust
2.609% due 10/25/2036 •	5,047	17
5.600% due 12/25/2036 •	791	403
5.910% due 06/25/2036 •	13,061	10,852
6.105% due 11/25/2035 •	26	23
6.195% due 09/25/2035 •	6,349	6,160
Halseypoint CLO Ltd.
6.686% due 07/20/2031 •	6,547	6,547
7.041% due 11/30/2032 •	5,300	5,304
Harley Davidson Motorcycle Trust 5.650% due 02/16/2027	3,600	3,602
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •	3,760	3,719
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	3,000	2,915
5.570% due 09/25/2029	10,000	9,988
Hertz Vehicle Financing LP 1.680% due 12/27/2027	5,321	4,862
Home Equity Asset Trust
6.060% due 11/25/2032 «•	4	3
6.360% due 12/25/2035 •	7,203	7,094
6.375% due 03/25/2035 •	3,923	3,855
6.380% due 02/25/2033 «•	1	1
6.660% due 07/25/2035 •	1,514	1,475
Home Equity Loan Trust 5.650% due 04/25/2037 •	2,653	2,474
Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 07/25/2034 «•	225	209
5.620% due 07/25/2037 •	82	44
Home Partners of America Trust 2.200% due 01/17/2041	5,365	4,709
HSI Asset Loan Obligation Trust 4.806% due 12/25/2036 •	9	3
HSI Asset Securitization Corp. Trust
5.660% due 07/25/2036 •	2,116	912
6.045% due 01/25/2036 •	1,209	1,183
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	45,300	45,494
ICG U.S. CLO Ltd. 6.725% due 01/24/2032 •	907	907
IXIS Real Estate Capital Trust
5.660% due 01/25/2037 •	15,137	5,291
5.780% due 08/25/2036 •	21,556	5,903
5.920% due 01/25/2037 •	41,214	14,406
JP Morgan Mortgage Acquisition Corp.
6.090% due 05/25/2035 •	21,779	20,081
6.435% due 12/25/2035 •	5,000	4,534
7.260% due 07/25/2035 •	10,000	8,698
JP Morgan Mortgage Acquisition Trust
5.620% due 08/25/2036 «•	1	1
5.680% due 08/25/2036 •	564	405
5.740% due 03/25/2047 •	3,507	3,241

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.760% due 03/25/2037 •	3,851	3,674
KKR CLO Ltd.
6.529% due 07/18/2030 •	532	533
6.590% due 04/15/2031 •	839	840
6.757% due 02/09/2035 •	6,000	5,988
KKR CLO Trust 6.780% due 10/15/2034 •	12,000	12,010
LAD Auto Receivables Trust
5.420% due 02/15/2028	600	599
5.460% due 07/16/2029	500	501
5.610% due 08/15/2028	1,200	1,202
5.700% due 03/15/2027	600	600
LCCM Trust 6.893% due 11/15/2038 •	13,811	13,619
LCM Loan Income Fund Ltd. 6.616% due 04/20/2031 •	11,322	11,333
LCM Ltd.
6.425% due 07/20/2030 •	8,669	8,671
6.656% due 10/20/2029 •	4,399	4,407
6.656% due 01/20/2031 •	2,395	2,397
6.666% due 04/20/2031 •	1,300	1,301
Lehman XS Trust
5.858% due 06/25/2046 •	5,031	4,506
5.880% due 04/25/2036 •	2,203	1,786
5.920% due 03/25/2036 •	7,261	7,043
5.940% due 03/25/2037 •	11,087	10,136
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	420	417
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	789	778
Lendmark Funding Trust 5.530% due 06/21/2032	800	803
Long Beach Mortgage Loan Trust
5.760% due 05/25/2036 •	13,121	6,847
5.760% due 09/25/2036 •	1,172	733
5.780% due 11/25/2036 •	13,246	4,042
5.820% due 05/25/2046 •	40,823	12,400
6.020% due 10/25/2034 •	708	679
6.080% due 08/25/2033 •	771	749
6.165% due 08/25/2045 •	4,700	3,911
6.315% due 07/25/2034 •	107	106
6.510% due 10/25/2034 «•	4	4
6.510% due 06/25/2035 •	14,503	13,920
6.885% due 03/25/2032 «•	58	58
Lument Finance Trust, Inc. 6.613% due 06/15/2039 •	733	732
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	3,600	3,599
5.590% due 02/17/2032	5,400	5,401
Madison Park Funding Ltd.
6.507% due 10/18/2030 •	8,322	8,331
6.526% due 10/21/2030 •	3,230	3,233
6.556% due 07/27/2031 •	2,299	2,300
6.576% due 04/20/2032 •	2,400	2,405
6.616% due 04/20/2030 •	2,131	2,133
6.670% due 10/15/2032 •	11,000	11,013
Magnetite Ltd.
6.479% due 10/15/2031 •	4,791	4,796
6.595% due 07/25/2031 •	5,869	5,873
6.785% due 01/25/2032 •	978	979
6.874% due 10/25/2033 •	11,000	11,023
Marathon CLO Ltd.
6.534% due 04/15/2032 •	4,700	4,705
6.705% due 01/20/2033 •	7,400	7,412
6.902% due 11/15/2031 •	2,566	2,566
Marble Point CLO Ltd. 6.525% due 01/20/2032 •	985	986
Marlette Funding Trust 7.130% due 12/15/2033	3,315	3,345
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •	120	120
MASTR Asset-Backed Securities Trust
5.720% due 08/25/2036 •	13,657	6,666
6.160% due 09/25/2034 •	488	419
6.210% due 12/25/2034 •	273	267
6.285% due 10/25/2034 •	439	419
6.360% due 10/25/2035 •	1,950	1,720
6.560% due 08/25/2037 •	11,301	8,513
11.460% due 11/25/2032 •	3,840	3,622
MASTR Specialized Loan Trust 6.735% due 05/25/2037 «•	232	41
Meritage Mortgage Loan Trust 6.255% due 11/25/2035 •	6,292	5,945
Merrill Lynch First Franklin Mortgage Loan Trust 8.460% due 10/25/2037 •	98	92

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust
5.580% due 10/25/2037 •	5,926	924
5.620% due 09/25/2037 •	126	25
5.640% due 06/25/2037 •	624	154
5.960% due 05/25/2037 •	15,387	1,722
6.585% due 08/25/2036 •	2,933	3,007
MF1 LLC
7.076% due 03/19/2039 •	3,500	3,497
7.489% due 06/19/2037 •	16,500	16,526
MF1 Ltd.
6.526% due 10/16/2036 •	20,632	20,542
6.546% due 07/16/2036 •	23,278	23,132
6.689% due 02/19/2037 •	25,597	25,437
7.143% due 11/15/2035 •	12,468	12,464
MKS CLO Ltd.
6.586% due 07/20/2030 •	6,713	6,716
6.778% due 01/20/2031 •	1,665	1,666
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 05/25/2037 •	72	63
5.560% due 11/25/2036 •	7,444	3,487
5.590% due 01/25/2037 •	54,713	20,685
5.760% due 06/25/2036 •	468	387
5.800% due 03/25/2037 •	19,779	8,342
5.940% due 06/25/2036 •	5,868	4,897
5.955% due 03/25/2036 •	19,085	15,744
6.000% due 03/25/2036 •	5,582	4,520
6.015% due 01/25/2036 •	7,117	5,466
6.120% due 11/25/2035 •	6,642	6,295
6.140% due 08/25/2034 •	763	692
6.315% due 07/25/2034 •	6,903	6,822
6.345% due 11/25/2034 •	1,767	1,668
6.450% due 03/25/2035 •	2,738	2,628
7.460% due 07/25/2037 «•	343	274
Morgan Stanley Dean Witter Capital, Inc. Trust
6.810% due 02/25/2033 •	27	28
7.935% due 01/25/2032 «•	58	102
Morgan Stanley Mortgage Loan Trust
5.780% due 11/25/2036 •	555	48
5.980% due 10/25/2036 •	1,231	348
Mountain View CLO LLC 6.679% due 10/16/2029 •	222	222
Mountain View CLO Ltd.
6.710% due 07/15/2031 •	1,351	1,353
6.789% due 04/15/2034 •	3,400	3,403
Nassau Ltd. 6.840% due 01/15/2030 •	1,458	1,459
Nationstar Home Equity Loan Trust
5.880% due 03/25/2037 •	5,632	5,285
6.015% due 09/25/2036 •	5,483	5,054
Navient Private Education Loan Trust
3.910% due 12/15/2045	1,313	1,292
6.893% due 07/16/2040 •	1,994	2,002
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,218	1,122
1.330% due 04/15/2069	1,359	1,230
1.690% due 05/15/2069	954	873
2.600% due 08/15/2068	1,626	1,525
6.443% due 04/15/2069 •	1,529	1,530
Navient Student Loan Trust
6.423% due 12/15/2059 •	3,145	3,141
6.500% due 12/27/2066 •	6,964	6,994
7.033% due 03/15/2072 •	8,088	8,147
7.230% due 03/15/2072	4,300	4,456
Nelnet Student Loan Trust
6.250% due 09/25/2065 •	6,938	6,920
6.350% due 06/27/2067 •	16,337	16,341
6.640% due 02/20/2041	4,004	4,008
7.533% due 02/20/2041 •	4,306	4,314
Neuberger Berman Loan Advisers CLO Ltd. 6.913% due 10/24/2032 •	9,600	9,572
New Century Home Equity Loan Trust
5.820% due 05/25/2036 •	69	68
6.135% due 02/25/2036 •	7,224	6,863
6.240% due 03/25/2035 •	1,980	1,914
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •	789	790
Newcastle Mortgage Securities Trust 6.180% due 03/25/2036 •	7,700	7,410
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.955% due 03/25/2036 •	7,554	6,829
Northwoods Capital Ltd.
6.574% due 11/13/2031 •	1,000	1,003
7.201% due 06/15/2031 •	848	850
NovaStar Mortgage Funding Trust
5.660% due 03/25/2037 •	10	3
6.195% due 01/25/2036 •	25,000	23,680

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.200% due 02/25/2034 •	6,220	6,122
6.240% due 05/25/2033 «•	1	1
6.560% due 02/25/2034 «•	5	5
OCP CLO Ltd.
6.666% due 04/26/2031 •	5,893	5,901
6.706% due 07/20/2029 •	1,359	1,360
Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •	6,057	6,066
6.540% due 07/15/2029 •	3,871	3,877
6.560% due 04/15/2031 •	3,724	3,727
6.776% due 01/20/2031 •	3,641	3,644
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	7,800	7,797
OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,674
6.833% due 09/15/2036 •	6,000	6,084
Oportun Issuance Trust 6.334% due 04/08/2031	397	397
Option One Mortgage Loan Trust
6.000% due 01/25/2036 •	25,000	22,755
6.240% due 02/25/2035 •	443	414
6.255% due 05/25/2034 •	9	9
6.960% due 02/25/2035 •	2,932	1,853
Option One Mortgage Loan Trust Asset-Backed Certificates
5.953% due 08/20/2030 «•	1	1
6.360% due 08/25/2033 «•	29	29
OSD CLO Ltd. 6.449% due 04/17/2031 •	7,653	7,664
OZLM Ltd.
6.475% due 07/20/2030 •	1,200	1,201
6.525% due 10/20/2031 •	4,071	4,073
6.610% due 04/15/2031 •	3,143	3,147
6.841% due 10/30/2030 •	1,493	1,497
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	366	364
4.970% due 01/15/2030	505	503
6.093% due 11/15/2031	1,200	1,201
6.258% due 10/15/2031	3,555	3,558
6.278% due 10/15/2031	1,400	1,401
6.319% due 08/15/2031	1,456	1,458
6.811% due 05/15/2030	2,293	2,295
7.037% due 03/15/2030 ~	3,955	3,972
7.228% due 07/15/2031	400	401
8.121% due 12/16/2030 ~	5,972	6,026
8.388% due 07/15/2030 ~	365	369
Palmer Square CLO Ltd.
6.645% due 04/20/2035 •	15,600	15,639
6.875% due 10/20/2033 •	13,200	13,231
Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •	881	881
6.390% due 10/15/2029 •	2,127	2,128
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.510% due 10/25/2034 •	4,250	4,166
Popular ABS Mortgage Pass-Through Trust
3.329% due 01/25/2036 «þ	156	136
3.777% due 11/25/2035 •	4,085	3,592
PRET LLC
1.744% due 07/25/2051 þ	2,620	2,555
1.843% due 09/25/2051 þ	26,177	25,251
1.868% due 07/25/2051 þ	3,508	3,446
2.487% due 07/25/2051 þ	3,282	3,232
2.487% due 10/25/2051 ~	1,084	1,071
2.487% due 10/25/2051 þ	11,169	11,072
3.721% due 07/25/2051 þ	14,447	14,209
5.240% due 09/27/2060 þ	673	671
7.143% due 01/25/2054 þ	1,655	1,659
7.143% due 03/25/2054 þ	3,226	3,221
8.112% due 11/25/2053 þ	2,788	2,794
8.232% due 09/25/2053 þ	6,897	6,979
8.497% due 10/25/2053 þ	19,818	19,879
PRPM LLC 3.720% due 02/25/2027 þ	9,793	9,632
RAAC Trust
7.560% due 05/25/2044 •	500	485
9.210% due 12/25/2035 •	1,447	1,495
Rad CLO Ltd.
0.000% due 04/25/2032 •	3,900	3,907
6.705% due 07/24/2032 •	14,700	14,719
6.914% due 01/25/2033 •	7,800	7,844
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	943	945
Ready Capital Mortgage Financing LLC 7.719% due 10/25/2039 •	2,990	3,007
Regatta Funding Ltd.
6.523% due 10/25/2031 •	8,900	8,914
6.645% due 04/20/2035 •	2,100	2,103

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.736% due 01/20/2035 •	11,100	11,115
Regional Management Issuance Trust 5.830% due 07/15/2036	900	905
Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	17	17
6.560% due 09/25/2037 •	672	279
6.660% due 08/25/2032 •	501	476
6.700% due 03/25/2033 «•	8	7
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	595	598
7.130% due 01/26/2032	2,724	2,739
Residential Asset Mortgage Products Trust
6.000% due 02/25/2036 •	12,353	11,765
6.060% due 02/25/2036 •	624	619
6.060% due 05/25/2036 •	20,054	16,636
6.240% due 09/25/2035 •	2,450	2,311
Residential Asset Securities Corp. Trust
5.730% due 08/25/2036 •	3,996	3,887
5.750% due 08/25/2036 •	18,508	16,011
6.040% due 06/25/2033 •	429	388
6.105% due 01/25/2036 •	8,896	8,686
6.610% due 06/25/2035 •	3,500	3,432
7.110% due 07/25/2035 •	879	868
7.380% due 07/25/2035 •	1,645	1,626
7.410% due 11/25/2034 •	2,653	2,618
Romark CLO Ltd. 6.616% due 04/20/2031 •	10,079	10,093
SACO Trust
5.820% due 05/25/2036 «•	78	105
5.980% due 06/25/2036 •	16	15
6.210% due 07/25/2035 «•	53	49
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	7,900	7,914
5.870% due 03/16/2026	1,434	1,435
5.910% due 06/15/2027	8,000	8,003
Saxon Asset Securities Trust
2.349% due 03/25/2035 •	1,874	1,595
5.339% due 08/25/2035 •	3,735	3,734
5.700% due 05/25/2047 •	6,048	4,237
5.770% due 09/25/2037 •	720	678
7.210% due 12/25/2037 •	7,097	6,638
SBNA Auto Lease Trust
5.210% due 04/16/2029	1,100	1,098
5.320% due 12/15/2028	4,200	4,191
5.560% due 11/22/2027	4,700	4,715
5.670% due 11/20/2026	3,200	3,204
5.700% due 03/15/2027	4,100	4,098
6.520% due 04/20/2028	1,000	1,020
SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,500	1,510
5.700% due 08/15/2029	700	702
5.850% due 05/17/2027	2,075	2,075
Securitized Asset-Backed Receivables LLC Trust
5.560% due 10/25/2036 •	4,423	1,467
5.640% due 05/25/2037 •	20,370	15,049
5.760% due 12/25/2036 •	18,910	8,926
5.960% due 03/25/2036 •	3,378	2,037
6.240% due 02/25/2034 •	1,386	1,375
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027	2,215	2,217
SG Mortgage Securities Trust 5.720% due 07/25/2036 •	47,140	19,756
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	6,220	5,885
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •	7,700	7,716
SLC Student Loan Trust 6.485% due 11/25/2042 •	229	229
SLM Private Credit Student Loan Trust 5.931% due 06/15/2039 •	1,130	1,107
SLM Student Loan Trust
6.509% due 07/25/2049	5,904	5,856
6.814% due 12/15/2033 •	12,088	12,103
SMB Private Education Loan Trust
0.000% due 07/05/2053 •	20,000	19,909
1.600% due 09/15/2054	14,466	13,195
2.880% due 09/15/2034	379	372
3.940% due 02/16/2055	13,025	12,332
5.380% due 01/15/2053	392	392
5.380% due 07/05/2053	40,000	40,036
5.500% due 06/17/2052	3,746	3,781
6.310% due 09/15/2054 •	6,127	6,110
6.433% due 06/17/2052 •	887	889
6.783% due 02/16/2055 •	15,707	15,814
7.183% due 05/16/2050 •	821	837

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

SoFi Professional Loan Program LLC 2.370% due 11/16/2048	13,210	12,401
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	980	896
Sound Point CLO Ltd.
6.565% due 07/25/2030 •	9,923	9,931
6.566% due 10/20/2030 •	7,721	7,728
6.590% due 04/15/2031 •	12,819	12,838
6.604% due 01/25/2032 •	4,590	4,590
6.686% due 07/26/2031 •	7,479	7,494
6.706% due 01/21/2031 •	5,190	5,193
6.739% due 04/18/2031 •	9,201	9,218
6.760% due 07/15/2034 •	7,000	7,002
6.765% due 10/25/2034 •	3,500	3,490
Soundview Home Loan Trust
5.540% due 06/25/2037 •	3,440	2,232
5.630% due 07/25/2037 •	25,618	21,939
5.630% due 08/25/2037 •	22,037	18,393
5.710% due 08/25/2037 •	3,000	2,630
5.835% due 07/25/2036 •	11,068	8,783
6.075% due 02/25/2036 •	11,203	9,592
6.165% due 11/25/2035 •	1,052	1,032
6.360% due 10/25/2037 •	61,703	48,074
6.435% due 03/25/2036 •	2,200	2,006
6.460% due 09/25/2037 •	7,645	5,246
6.760% due 11/25/2033 «•	9	9
Specialty Underwriting & Residential Finance Trust
5.690% due 04/25/2037 •	8,596	6,060
5.740% due 06/25/2037 •	26,685	24,687
5.760% due 06/25/2037 •	18,073	10,400
6.360% due 06/25/2036 •	10,193	9,604
Steele Creek CLO Ltd.
6.600% due 04/15/2031 •	19,204	19,234
6.656% due 04/21/2031 •	5,436	5,440
6.840% due 10/15/2030 •	4,642	4,646
Structured Asset Investment Loan Trust
6.225% due 08/25/2035 •	617	592
6.735% due 12/25/2034 •	813	787
8.385% due 04/25/2033 •	3,731	3,692
Structured Asset Securities Corp. Mortgage Loan Trust
5.615% due 09/25/2036 •	6,482	3,930
5.620% due 01/25/2037 •	4,460	4,206
5.720% due 05/25/2047 •	20,126	16,830
6.585% due 04/25/2035 •	486	485
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031 «	6	5
Symphony CLO Ltd.
6.914% due 04/25/2034 •	7,800	7,837
7.125% due 01/20/2037 •	1,700	1,711
Synchrony Card Funding LLC 3.370% due 04/15/2028	11,500	11,300
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •	11,677	11,688
TCW CLO Ltd. 6.555% due 04/25/2031 •	12,627	12,645
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,043
5.380% due 02/20/2029	12,500	12,555
5.540% due 12/21/2026	13,000	12,992
5.853% due 12/21/2026 •	25,000	25,012
TIAA CLO Ltd.
0.000% due 01/20/2032 •(b)	24,100	24,100
6.739% due 01/16/2031 •	439	440
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	946	946
6.290% due 05/25/2064 ~	5,829	5,854
TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •	4,913	4,882
6.979% due 02/15/2039 •	6,430	6,402
Trestles CLO Ltd. 6.756% due 10/20/2034 •	2,400	2,406
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	527	528
Tricon American Homes
1.499% due 07/17/2038	26,335	24,336
2.049% due 07/17/2038	5,280	4,920
2.249% due 07/17/2038	3,300	3,082
Trinitas CLO Ltd.
6.663% due 01/25/2034 •	14,500	14,540
6.686% due 07/20/2031 •	1,992	1,994
6.694% due 04/25/2033 •	8,300	8,326
TruPS Financials Note Securitization Ltd. 7.164% due 09/20/2039 •	11,451	11,351
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	36	35

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

United Auto Credit Securitization Trust 6.170% due 08/10/2026	407	407
Upstart Pass-Through Trust
3.800% due 04/20/2030	1,626	1,591
7.900% due 10/20/2028	12,346	12,437
Upstart Securitization Trust
3.120% due 03/20/2032	1,165	1,160
4.370% due 05/20/2032	43	42
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	511	500
Venture CLO Ltd.
6.486% due 10/20/2028 •	1,529	1,530
6.574% due 09/07/2030 •	7,810	7,811
6.636% due 07/20/2030 •	7,340	7,351
6.650% due 07/15/2031 •	1,854	1,855
6.686% due 01/20/2029 •	4,041	4,049
6.751% due 07/30/2032 •	12,900	12,912
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)	92,200	92,200
Veros Auto Receivables Trust 6.280% due 11/15/2027	751	751
Voya CLO Ltd.
6.525% due 07/20/2032 •	2,100	2,105
6.590% due 10/15/2030 •	4,523	4,530
6.650% due 04/15/2031 •	3,428	3,433
6.659% due 10/17/2032 •	28,900	28,925
VStrong Auto Receivables Trust 5.790% due 08/16/2027	600	600
Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •	75	26
Wellfleet CLO Ltd.
6.476% due 07/20/2029 •	14	14
6.646% due 10/20/2029 •	374	375
6.786% due 10/20/2031 •	20,135	20,144
Wells Fargo Home Equity Asset-Backed Securities Trust
5.805% due 01/25/2037 •	4,946	4,790
6.100% due 03/25/2037 •	230	207
Westlake Automobile Receivables Trust
0.000% due 08/16/2027 •	3,300	3,301
5.560% due 02/15/2028	1,400	1,401
5.750% due 08/16/2027	7,300	7,301
5.960% due 10/15/2026	3,012	3,016
Wind River CLO Ltd.
6.639% due 07/18/2031 •	631	632
6.670% due 07/15/2031 •	12,300	12,307
6.730% due 01/15/2031 •	660	661
World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,208
5.480% due 09/15/2027	500	500
5.763% due 09/15/2027 •	500	500

Total Asset-Backed Securities (Cost $4,054,215)		3,912,526

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.4%		24,289

U.S. TREASURY BILLS 0.1%
5.388% due 07/11/2024 - 07/25/2024 (c)(d)(h)(j)	7,890	7,877

Total Short-Term Instruments (Cost $32,166)		32,166

Total Investments in Securities (Cost $10,076,298)		9,815,533

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	35,403,121	344,437

Total Short-Term Instruments (Cost $344,370)		344,437

Total Investments in Affiliates (Cost $344,370)		344,437

Total Investments 161.1% (Cost $10,420,668)		$10,159,970
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $35,380)		5,504
Other Assets and Liabilities, net (61.2)%		(3,858,620)

Net Assets 100.0%		$6,306,854

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$24,289	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(24,775)	$24,289	$24,294

Total Repurchase Agreements	$(24,775)	$24,289	$24,294

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Ginnie Mae, TBA	5.500%	07/01/2054	$11,400	$(11,238)	$(11,312)
Uniform Mortgage-Backed Security, TBA	4.000	07/15/2054	74,137	(68,235)	(67,844)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2054	3,600	(3,429)	(3,395)
Uniform Mortgage-Backed Security, TBA	6.000	07/01/2054	18,100	(18,219)	(18,153)

Total Short Sales (1.6)%	$(101,121)	$(100,704)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(2,792) at a weighted average interest rate of 5.436%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	809	$165,213	$408	$0	$(19)
U.S. Treasury 10-Year Note September Futures	09/2024	1,561	171,686	2,315	0	(415)

$2,723	$0	$(434)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	97	$(23,073)	$634	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2026	104	(24,968)	472	0	0
3-Month SOFR Active Contract June Futures	09/2024	122	(28,869)	897	0	(1)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

3-Month SOFR Active Contract June Futures				09/2025	99	(23,682)	531		0	(3)
3-Month SOFR Active Contract March Futures				06/2025	89	(21,234)	529		0	(1)
3-Month SOFR Active Contract March Futures				06/2026	99	(23,793)	417		1	0
3-Month SOFR Active Contract September Futures				12/2024	114	(27,032)	808		0	(1)
3-Month SOFR Active Contract September Futures				12/2025	81	(19,416)	397		0	(1)
U.S. Treasury Long-Term Bond September Futures				09/2024	748	(88,498)	(855)		748	0

							$3,830		$749	$(8)

Total Futures Contracts							$6,553		$749	$(442)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	2.993%	Annual	10/13/2024	$4,100	$(28)	$(74)	$(102)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	9,800	(60)	(190)	(250)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	3,900	(25)	(70)	(95)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	3,900	(27)	(64)	(91)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	3,900	(27)	(62)	(89)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	3,900	(27)	(60)	(87)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	4,100	(28)	(74)	(102)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	4,200	(29)	(81)	(110)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	4,200	(30)	(69)	(99)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	3,900	(25)	(70)	(95)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	3,900	(26)	(73)	(99)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	2,500	(16)	(49)	(65)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	5,100	(18)	(68)	(86)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	5,100	(18)	(73)	(91)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	7,700	(24)	(112)	(136)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	7,700	(24)	(104)	(128)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	197,400	(14)	5,849	5,835	54	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	2,947	2,958	25	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	4,200	(33)	(73)	(106)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	2,100	(16)	(37)	(53)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	8,300	(65)	(144)	(209)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	4,800	(37)	(79)	(116)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	4,100	(31)	(71)	(102)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	799	806	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	790	779	5	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(4,482)	(5,783)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	9,304	6,319	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	1,474	1,477	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	244	204	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	5,002	7,376	60	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(1,216)	(1,237)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(415)	(422)	0	(3)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(833)	(851)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(411)	(416)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(787)	(807)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(555)	(567)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(805)	(829)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(816)	(850)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(569)	(597)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(571)	(599)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	676	1,177	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(972)	(1,043)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	665	1,182	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(627)	(677)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(870)	(931)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(695)	(754)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(303)	(333)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(1,948)	(2,213)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	100	100	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	191	191	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	49	49	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(6,668)	(9,072)	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	21	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	889	886	32	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(1,065)	(1,075)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(4,769)	(4,186)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	(4,635)	(4,949)	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	958	956	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(361)	(366)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(586)	(596)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(11,831)	(12,075)	0	(182)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	15,840	(514)	462	(52)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(858)	(881)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(635)	(654)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(402)	(567)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	19	(697)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	361,720	4,175	1,231	5,406	689	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(356)	(393)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(339)	(376)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,715	1,693	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	1,382	1,632	29	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	81,900	179	390	569	180	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	6,850	6,428	123	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	3,650	3,287	73	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(153)	(170)	0	(12)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(155)	(169)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(49)	(54)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,612	1,599	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	41,939	51,691	913	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	7,766	9,909	516	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	539	539	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	1,250	1,250	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	1,068	1,068	107	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	1,015	1,015	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	1,801	1,801	191	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	1,225	1,225	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	2,182	2,182	241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	2,172	2,172	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	954	954	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	918	918	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	556	556	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	430	430	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	667	667	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	1,105	1,105	149	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	833	833	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	481	481	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	480	480	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	473	473	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	310	310	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	463	463	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	457	457	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	444	444	70	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,668	1,697	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	6,369	7,975	671	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	613	(199)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(6,232)	(9,467)	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	278	6,615	1,285	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,821	1,777	38	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(1,098)	(1,112)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(1,084)	(1,094)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(706)	(715)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(704)	(712)	0	(15)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	203	250	134	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(657)	(667)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(844)	(858)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(609)	(620)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(1,041)	(1,065)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	271	281	8	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	442	454	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(880)	(900)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(951)	(974)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(318)	(328)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,413)	(3,528)	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,678)	(1,739)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(7,910)	(13,193)	0	(310)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(5,255)	(7,758)	0	(225)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(112)	(127)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(111)	(126)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(670)	(744)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(104)	(114)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(112)	(123)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(33)	(36)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(135)	(144)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(201)	(219)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(102)	(111)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	883	1,024	74	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	(73)	(1,042)	0	(129)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	849	568	1,417	174	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	490	(883)	0	(314)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	940	0	(9)	(9)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(9,808)	(9,977)	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	18,463	30,982	804	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	8,191	8,018	303	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	24,675	24,149	913	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(372)	(380)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(362)	(371)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	38,733	59,670	1,605	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(154)	(166)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	3,690	7,919	708	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	4,831	10,269	1,104	0

Total Swap Agreements						$45,979	$131,814	$177,793	$13,192	$(2,954)

(h)	Securities with an aggregate market value of $47,126 and cash of $51,241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty		Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

JPM		Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			$97.266	07/08/2024	4,800	$(10)		$(6)
		Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.719	07/08/2024	3,900	(7)		(2)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		3,900	(12)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054		95.594	08/06/2024		7,600	(17)		(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054		98.594	08/06/2024		7,600	(14)		(10)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.250	07/08/2024		5,800	(11)		(8)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.969	07/08/2024		4,800	(16)		(1)

Total Written Options							$(87)		$(54)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$57	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	(1)	1	0	0

						$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$8,947	$(2,490)	$1,960	$0	$(530)
DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	111	(45)	27	0	(18)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0
FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	260	(220)	196	0	(24)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	(2)	0	(30)
GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(379)	0	(147)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(1,619)	0	(1,703)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,134	(49)	49	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,162	(5,030)	4,954	0	(76)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	63	0	(10)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	49,088	(2,249)	2,238	0	(11)
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(64)	0	(102)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(121)	0	(126)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	427	0	(161)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(466)	0	(269)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(645)	0	(984)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(1,096)	0	(796)

Total Swap Agreements						$(10,512)	$5,525	$0	$(4,987)

(j)

Securities with an aggregate market value of $4,682 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$17,378	$0		$17,378
Industrials			0		2,038	0		2,038
U.S. Government Agencies			0		4,207,201	0		4,207,201
U.S. Treasury Obligations			0		88,480	0		88,480
Non-Agency Mortgage-Backed Securities			0		1,546,038	9,706		1,555,744
Asset-Backed Securities			24,100		3,885,273	3,153		3,912,526

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	24,289	0	24,289
U.S. Treasury Bills	0	7,877	0	7,877

	$24,100	$9,778,574	$12,859	$9,815,533
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$344,437	$0	$0	$344,437

Total Investments	$368,537	$9,778,574	$12,859	$10,159,970

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(100,704)	$0	$(100,704)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$13,941	$0	$13,941

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,396)	0	(3,396)
Over the counter	0	(4,469)	(572)	(5,041)

	$0	$(7,865)	$(572)	$(8,437)

Total Financial Derivative Instruments	$0	$6,076	$(572)	$5,504

Totals	$368,537	$9,683,946	$12,287	$10,064,770

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Broadcom Inc.
TBD% due 08/15/2025		$2,500	$2,487
TBD% due 08/14/2026		1,300	1,294

Total Loan Participations and Assignments (Cost $3,797)			3,781

CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 9.6%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		2,196	2,187
3.300% due 01/30/2032		2,000	1,719
American Express Co. 5.098% due 02/16/2028 •		2,000	1,991
American Honda Finance Corp. 5.914% due 02/12/2025 •		11,700	11,717
American Tower Corp.
1.000% due 01/15/2032	EUR	496	429
3.800% due 08/15/2029		$836	777
Athene Global Funding 5.620% due 05/08/2026		7,100	7,108
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,178
5.500% due 12/15/2024		1,660	1,656
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	376
2.528% due 11/18/2027		2,755	2,479
4.250% due 04/15/2026		700	680
Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,781
5.202% due 04/25/2029 •		1,200	1,198
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		4,800	4,824
Bank of Nova Scotia 5.450% due 08/01/2029		8,400	8,486
Barclays PLC
5.690% due 03/12/2030 •		2,500	2,508
5.875% due 09/15/2024 •(i)(j)	GBP	500	629
6.224% due 05/09/2034 •		$500	513
7.437% due 11/02/2033 •		2,800	3,081
BPCE SA 5.203% due 01/18/2027		250	249
Citibank NA 5.488% due 12/04/2026		17,500	17,602
Credit Suisse AG AT1 Claim		14,166	1,700
Crown Castle, Inc. 4.300% due 02/15/2029		351	335
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,976
2.129% due 11/24/2026 •		$4,400	4,177
3.035% due 05/28/2032 •		3,100	2,605
3.547% due 09/18/2031 •		4,633	4,080
3.961% due 11/26/2025 •		1,993	1,976
Equinix, Inc. 1.550% due 03/15/2028		222	194
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,303	2,356
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,259
4.063% due 11/01/2024		600	597
4.687% due 06/09/2025		200	198
5.125% due 06/16/2025		1,500	1,489
5.800% due 03/08/2029		700	698
7.350% due 11/04/2027		700	730
Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		8,600	8,606
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,600	1,608
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,746
GSPA Monetization Trust 6.422% due 10/09/2029		165	163
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	199

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	360
2.848% due 06/04/2031 •		300	259
4.292% due 09/12/2026 •		309	304
4.950% due 03/31/2030		200	197
5.887% due 08/14/2027 •		800	806
Jackson National Life Global Funding 5.600% due 04/10/2026		5,200	5,191
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		800	746
1.578% due 04/22/2027 •		2,200	2,054
2.083% due 04/22/2026 •		200	194
2.182% due 06/01/2028 •		862	791
5.040% due 01/23/2028 •		3,000	2,984
6.070% due 10/22/2027 •		2,800	2,850
JPMorgan Chase Bank NA 5.110% due 12/08/2026		6,900	6,900
Lloyds Banking Group PLC 4.550% due 08/16/2028		266	258
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(c)		2,300	2,292
Morgan Stanley
1.512% due 07/20/2027 •		5,703	5,273
2.188% due 04/28/2026 •		3,000	2,914
4.361% due 03/19/2027 ~	EUR	2,100	2,255
Morgan Stanley Bank NA 5.882% due 10/30/2026		$5,300	5,367
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		5,700	5,084
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	348
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	15,874	1,813
Nykredit Realkredit AS
1.000% due 04/01/2025		57,920	8,187
1.500% due 10/01/2052		59,896	6,836
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		$3,900	2,550
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,408
Realkredit Danmark AS
1.000% due 04/01/2025	DKK	67,200	9,488
1.500% due 10/01/2053		20,445	2,334
Royal Bank of Canada 4.875% due 01/19/2027		$5,800	5,763
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	514
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	829
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		6,900	6,904
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,451
4.194% due 04/01/2031 •		250	234
VICI Properties LP 4.750% due 02/15/2028		1,650	1,613
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,054
2.406% due 10/30/2025 •		$100	99
3.000% due 04/22/2026		366	351
3.196% due 06/17/2027 •		3,500	3,352
5.707% due 04/22/2028 •		500	504
Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		4,700	4,722
Weyerhaeuser Co. 4.000% due 04/15/2030		354	331

			228,624

INDUSTRIALS 1.5%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,868
Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	380
6.375% due 11/21/2030		400	410
6.500% due 11/21/2033		200	205
6.875% due 11/21/2053		400	411
Boeing Co. 2.196% due 02/04/2026		1,300	1,222
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,183
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		$1,300	1,202
CVS Health Corp. 4.125% due 04/01/2040		18	15

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

CVS Pass-Through Trust 6.943% due 01/10/2030		27	27
DAE Funding LLC
2.625% due 03/20/2025		1,800	1,754
3.375% due 03/20/2028		1,800	1,656
Dell International LLC 4.900% due 10/01/2026		22	22
Equinor ASA 3.125% due 04/06/2030		18	16
Expedia Group, Inc.
2.950% due 03/15/2031		189	164
6.250% due 05/01/2025		1,823	1,826
Hyundai Capital America 6.512% due 08/04/2025 •		6,400	6,428
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		867	854
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	329
3.500% due 07/26/2026		1,527	1,467
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	2,977
MPLX LP 2.650% due 08/15/2030		$1,100	948
Nakilat, Inc. 6.067% due 12/31/2033		410	427
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,856	1,801
4.810% due 09/17/2030		4,600	4,275
NPC Ukrenergo 6.875% due 11/09/2028		400	147
Oracle Corp. 3.600% due 04/01/2040		18	14
Rolls-Royce PLC 1.625% due 05/09/2028	EUR	400	393
Southern Co. 3.700% due 04/30/2030		$123	113
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,564
3.375% due 04/15/2029		1,300	1,202

			37,300

UTILITIES 0.8%
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		266	244
DTE Electric Co. 2.625% due 03/01/2031		311	268
Edison International 5.750% due 06/15/2027		54	55
Eversource Energy 5.850% due 04/15/2031		6,300	6,381
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	16
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	480
3.000% due 06/15/2028		2,300	2,104
4.550% due 07/01/2030		1,200	1,138
Rio Oil Finance Trust 8.200% due 04/06/2028		1,679	1,704
Southern California Edison Co.
4.875% due 02/01/2027		2,300	2,284
5.150% due 06/01/2029		3,600	3,598

			18,289

Total Corporate Bonds & Notes (Cost $293,038)			284,213

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	40
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,205	1,100
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		645	742

			1,882

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		110	115
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		55	57

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.725% due 04/01/2035	110	116
7.350% due 07/01/2035	86	92

		380

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	60

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	6

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	665	717

Total Municipal Bonds & Notes (Cost $3,570)		3,067

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
0.000% due 08/25/2039 (b)(g)	78	65
0.000% due 11/25/2040 •	1	1
0.400% due 03/25/2041 •(a)	122	9
0.600% due 03/25/2037 •(a)	36	3
0.650% due 04/25/2037 •(a)	121	9
0.700% due 11/25/2039 •(a)	19	1
0.930% due 03/25/2037 •(a)	47	3
0.950% due 05/25/2037 •(a)	118	8
1.250% due 03/25/2036 •(a)	39	3
1.340% due 04/25/2037 •(a)	218	23
1.750% due 02/25/2037 •(a)	20	2
2.200% due 07/25/2033 •(a)	11	1
2.349% due 01/25/2031 ~(a)	785	56
4.500% due 09/25/2040	452	424
4.761% due 12/25/2036 •	2	2
5.780% due 04/25/2037 •	1	1
5.800% due 07/25/2037 - 09/25/2042 •	8	8
5.830% due 07/25/2037 •	7	7
5.850% due 09/25/2035 •	14	14
5.860% due 09/25/2035 •	12	12
5.908% due 10/01/2035 •	1	1
5.951% due 08/01/2035 •	2	2
5.970% due 10/25/2040 •	5	4
6.047% due 03/01/2036 •	1	1
6.165% due 03/25/2036 •	1	1
6.170% due 06/25/2037 •	58	58
6.323% due 12/01/2034 •	17	17
6.413% due 11/01/2034 •	1	1
6.690% due 06/01/2034 •	1	1
7.169% due 03/01/2034 •	6	6
Freddie Mac
0.000% due 02/15/2040 - 09/15/2041 •	164	139
1.022% due 07/15/2036 •(a)	67	6
1.122% due 09/15/2036 •(a)	42	3
1.252% due 04/15/2036 •(a)	8	1
3.000% due 11/01/2032	3,002	2,837
3.500% due 07/15/2042 - 05/01/2049	876	798
4.000% due 07/01/2047 - 03/01/2049	579	541
5.000% due 01/01/2028 - 04/15/2041	458	452
5.500% due 03/15/2034 - 03/01/2039	53	53
5.748% due 05/15/2037 •	1	2
5.828% due 03/15/2037 •	24	24
5.848% due 11/15/2043 •	19	19
5.998% due 07/15/2041 •	27	27
6.000% due 08/01/2027 - 12/01/2037	2	1
6.148% due 08/15/2037 •	66	66
6.158% due 10/15/2037 •	10	10
6.168% due 05/15/2037 - 09/15/2037 •	74	74
6.500% due 05/01/2035	15	15
6.553% due 07/25/2044 •	2	2
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	55	51
3.750% due 11/20/2044 •	110	110
5.000% due 08/15/2033 - 03/15/2042	669	667
5.794% due 08/20/2047 •	174	167
6.000% due 07/15/2037 - 08/15/2037	2	2
6.473% due 04/20/2068 •	402	410
U.S. Small Business Administration
4.430% due 05/01/2029	3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

5.490% due 03/01/2028	3	3
6.020% due 08/01/2028	27	27
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	4,872	4,602
3.500% due 02/01/2043 - 09/01/2048	2,134	1,931
4.000% due 01/01/2025 - 10/01/2030	2	2
4.500% due 06/01/2025 - 10/01/2053	25,639	24,199
5.000% due 07/01/2025 - 06/01/2053	55,461	53,630
5.500% due 02/01/2025 - 03/01/2054	42,215	41,678
6.000% due 10/01/2026 - 05/01/2041	331	336
6.500% due 01/01/2029 - 01/01/2054	86,178	87,775
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054	37,400	35,271
5.000% due 07/01/2054	81,700	78,968
5.500% due 07/01/2054 - 08/01/2054	87,210	86,007
6.000% due 08/01/2054	116,500	116,787
6.500% due 08/01/2054	1,200	1,221

Total U.S. Government Agencies (Cost $542,129)		539,661

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	2,589
2.250% due 08/15/2049	146	94
3.000% due 08/15/2048	473	359
3.000% due 02/15/2049	17,298	13,106
3.125% due 05/15/2048	124	97
4.125% due 08/15/2053 (p)	100	93
4.625% due 02/15/2040 (p)	3,734	3,795
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (n)(p)	34,214	33,873
0.125% due 04/15/2025 (n)	5,583	5,432
0.125% due 10/15/2025 (n)	4,712	4,558
0.250% due 01/15/2025 (n)	39,179	38,371
0.375% due 07/15/2025 (p)	46,138	44,984
0.625% due 01/15/2026	6,729	6,511
1.000% due 02/15/2046 (n)	1,987	1,552
1.000% due 02/15/2048 (n)	9,036	6,926
1.000% due 02/15/2049	4,755	3,616
1.375% due 07/15/2033	5,987	5,656
1.750% due 01/15/2034	1,734	1,683
2.125% due 04/15/2029	26,556	26,595
U.S. Treasury Notes
0.375% due 12/31/2025 (n)(p)	1,000	935
0.500% due 02/28/2026 (n)(p)	4,300	4,005
1.500% due 10/31/2024 (n)(p)	1,536	1,516
1.750% due 12/31/2024 (n)	622	611
2.125% due 05/15/2025 (n)(p)	2,485	2,421
2.375% due 05/15/2029 (p)	2,075	1,895
2.625% due 12/31/2025 (n)(p)	1,777	1,720
3.000% due 09/30/2025 (n)(p)	10,043	9,800
3.000% due 10/31/2025 (n)(p)	7,253	7,070

Total U.S. Treasury Obligations (Cost $253,231)		229,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%
Adjustable Rate Mortgage Trust 5.078% due 01/25/2036 ~	464	353
American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	8	7
5.650% due 10/25/2046 •	33	18
6.073% due 11/25/2046 •	10,531	2,624
6.750% due 11/25/2046 þ	186	158
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	26	17
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	31	29
Banc of America Funding Trust
4.339% due 06/20/2037 «~	8	7
4.789% due 09/20/2046 ~	313	269
5.102% due 02/20/2035 ~	8	7
5.833% due 10/20/2036 •	5	4
5.873% due 04/20/2047 •	3	2
5.913% due 02/20/2047 •	346	291
6.000% due 08/25/2036 «	6	5
Banc of America Mortgage Trust
5.624% due 02/25/2034 «~	5	5
5.717% due 01/25/2035 ~	5	4
5.843% due 06/25/2035 ~	4	4
6.378% due 06/25/2034 «~	4	4
BCAP LLC Trust 5.820% due 03/25/2037 •	1,506	1,274
Bear Stearns Adjustable Rate Mortgage Trust
4.743% due 11/25/2034 ~	1	1
4.819% due 02/25/2036 ~	38	33
5.277% due 07/25/2034 ~	5	4

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.253% due 04/25/2033 «~	1	1
6.277% due 01/25/2033 «~	25	23
6.333% due 08/25/2033 ~	2	2
7.660% due 02/25/2036 •	3	3
Bear Stearns ALT-A Trust
4.310% due 11/25/2035 ~	44	37
5.310% due 05/25/2035 ~	15	14
5.311% due 10/25/2035 ~	39	33
5.543% due 07/25/2035 ~	48	31
5.780% due 08/25/2036 •	315	267
5.780% due 01/25/2047 •	31	25
5.800% due 12/25/2046 •	3	3
5.960% due 01/25/2036 •	4	4
BX Trust 6.740% due 10/15/2036 •	16,000	15,787
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	94	73
4.642% due 12/25/2035 ~	3	3
4.834% due 01/25/2036 «~	5	4
ChaseFlex Trust 6.060% due 07/25/2037 •	2,394	1,997
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.690% due 05/25/2036 •	72	64
Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~	125	111
5.780% due 01/25/2037 •	84	71
6.170% due 09/25/2062 þ	15,892	15,901
7.200% due 10/25/2035 •	8	8
7.780% due 10/25/2035 •	8	7
7.860% due 03/25/2036 •	22	20
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 «	35	29
6.000% due 04/25/2037 •	116	98
6.000% due 06/25/2037	48	40
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	978
Countrywide Alternative Loan Trust
3.554% due 08/25/2035 ~	973	788
5.500% due 06/25/2025	155	122
5.500% due 05/25/2035 •	24	18
5.500% due 05/25/2035	87	68
5.500% due 11/25/2035	64	36
5.643% due 09/20/2046 •	1,987	2,029
5.660% due 04/25/2047 •	1,425	1,339
5.663% due 07/20/2046 •	6	5
5.663% due 09/20/2046 •	12	11
5.670% due 04/25/2047 •	1,678	1,355
5.700% due 12/25/2046 •	5,586	4,717
5.750% due 03/25/2037 «	77	39
5.760% due 06/25/2035 •	871	575
5.800% due 05/25/2047 •	171	143
5.840% due 09/25/2046 •	43	40
5.860% due 05/25/2036 •	63	54
5.860% due 08/25/2037 «•	9	6
5.873% due 03/20/2046 •	12	10
5.913% due 05/20/2046 •	3	3
5.960% due 11/25/2036 •	12,072	9,634
5.980% due 12/25/2035 •	5	4
6.000% due 12/25/2035	209	150
6.000% due 05/25/2036	34	17
6.000% due 08/25/2036 «•	39	22
6.000% due 05/25/2037	109	48
6.020% due 02/25/2037 •	269	215
6.057% due 11/20/2035 •	31	28
6.060% due 08/25/2035 •	182	165
6.093% due 12/20/2035 •	37	33
6.100% due 11/25/2035 •	182	144
6.153% due 12/25/2035 •	5	4
6.250% due 08/25/2036	572	323
6.553% due 08/25/2035 •	17	16
6.633% due 01/25/2036 •	69	63
7.000% due 10/25/2037	72	25
7.203% due 10/20/2035 •	4	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~	9	9
5.750% due 05/25/2037	4	2
5.920% due 05/25/2035 •	13	11
6.000% due 07/25/2036	234	116
6.000% due 01/25/2037	160	77
6.000% due 02/25/2037	169	82
6.040% due 04/25/2035 •	740	670
6.060% due 05/25/2035 •	34	28
6.100% due 03/25/2035 •	1	1
6.120% due 02/25/2035 •	6	5
6.500% due 12/25/2037	370	150
6.576% due 10/20/2034 ~	12	12

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

7.940% due 02/20/2036 •		2	2
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •		31	29
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		188	146
Credit Suisse Mortgage Capital Certificates 5.760% due 01/27/2037 •		21	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		6,921	6,687
2.215% due 11/25/2061 ~		855	843
3.180% due 12/26/2059 ~		65	66
3.199% due 11/30/2037 ~		14,097	12,594
3.425% due 03/25/2059 ~		1,949	1,942
4.052% due 12/27/2060 ~		3,440	3,376
4.840% due 06/25/2050 ~		416	357
5.750% due 08/25/2036 «		8	6
5.750% due 03/25/2037 «		15	7
6.421% due 10/25/2037 ~		209	123
7.275% due 12/27/2037 ~		5,282	4,504
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.840% due 02/25/2037 •		4,681	3,889
5.960% due 02/25/2035 •		56	54
5.960% due 02/25/2035 «•		26	24
6.120% due 02/25/2036 •		114	110
6.210% due 10/25/2047 •		165	124
Downey Savings & Loan Association Mortgage Loan Trust
5.593% due 04/19/2047 •		523	429
5.643% due 10/19/2036 •		122	102
5.973% due 08/19/2045 •		3	3
6.273% due 09/19/2044 •		19	17
Eurohome U.K. Mortgages PLC 5.502% due 06/15/2044 •	GBP	7	9
First Horizon Alternative Mortgage Securities Trust
5.261% due 03/25/2035 ~		$1	0
5.660% due 06/25/2036 ~		223	169
5.856% due 12/25/2035 ~		17	13
First Horizon Mortgage Pass-Through Trust 4.926% due 10/25/2035 ~		52	47
FWD Securitization Trust 2.240% due 01/25/2050 ~		48	44
GreenPoint Mortgage Funding Trust 5.820% due 01/25/2037 •		124	107
GSMSC Pass-Through Trust 5.889% due 12/26/2036 •		71	48
GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		11	9
5.055% due 11/25/2035 «~		3	3
5.435% due 07/25/2035 ~		2	2
5.500% due 01/25/2037 «		9	13
5.546% due 09/25/2035 «~		13	11
6.000% due 02/25/2036		224	90
6.000% due 07/25/2037		57	36
6.455% due 09/25/2035 ~		3	3
6.940% due 04/25/2032 «•		5	4
HarborView Mortgage Loan Trust
4.332% due 06/19/2036 ~		54	27
5.673% due 07/19/2047 •		133	119
5.793% due 12/19/2036 •		5	4
5.863% due 12/19/2036 •		239	184
5.893% due 05/19/2035 •		168	156
5.933% due 06/19/2035 •		1,284	1,211
5.933% due 12/19/2036 •		105	98
5.953% due 01/19/2036 •		430	261
6.133% due 06/20/2035 •		89	81
7.153% due 10/19/2035 •		276	138
HomeBanc Mortgage Trust 6.080% due 03/25/2035 •		112	84
Impac CMB Trust 6.100% due 03/25/2035 •		148	138
Impac Secured Assets Trust
5.671% due 07/25/2035 «~		18	16
6.000% due 02/25/2037 •		11,260	9,974
IndyMac INDX Mortgage Loan Trust
4.122% due 06/25/2036 ~		108	91
4.425% due 05/25/2035 ~		143	96
5.760% due 06/25/2037 •		4	2
5.820% due 02/25/2037 •		63	56
5.840% due 09/25/2046 •		52	44
5.860% due 11/25/2046 •		449	402
5.880% due 05/25/2046 •		4,477	3,862
5.940% due 07/25/2035 •		125	112
5.980% due 06/25/2035 •		28	22
6.100% due 07/25/2045 •		3	2
InTown Mortgage Trust 8.615% due 08/15/2039 •		23,700	23,795

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

JP Morgan Alternative Loan Trust
4.295% due 05/25/2036 ~	55	31
6.000% due 12/27/2036	52	27
6.500% due 03/25/2036	1,752	972
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2031 •	138	125
JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~	51	46
4.296% due 10/25/2036 ~	24	17
4.660% due 10/25/2036 ~	3	2
4.714% due 04/25/2036 ~	579	503
4.946% due 08/25/2035 ~	15	12
5.364% due 04/25/2037 «~	3	2
5.543% due 07/25/2035 «~	61	56
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	3,045	3,024
2.250% due 07/25/2067 þ	2,676	2,607
4.750% due 04/25/2061 þ	3,423	3,363
4.750% due 07/25/2061 þ	5,382	5,244
4.892% due 10/25/2066 þ	3,009	2,959
4.991% due 09/25/2060 ~	134	134
Lehman Mortgage Trust 6.000% due 11/25/2036 •	413	201
Lehman XS Trust
5.860% due 03/25/2047 •	4,878	4,343
5.910% due 08/25/2046 •	586	559
5.960% due 08/25/2037 •	44	41
7.160% due 09/25/2047 •	43	37
Luminent Mortgage Trust
4.353% due 04/25/2036 ~	1,839	1,205
6.180% due 04/25/2036 •	25	21
MASTR Adjustable Rate Mortgages Trust
3.272% due 07/25/2035 ~	8	6
4.814% due 10/25/2033 ~	39	33
5.953% due 12/25/2046 •	10,829	7,873
5.994% due 11/21/2034 ~	149	139
MASTR Asset Securitization Trust 6.000% due 06/25/2036	79	44
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •	1	1
6.303% due 08/15/2032 •	10	9
Merrill Lynch Alternative Note Asset Trust
5.680% due 03/25/2037 •	124	30
5.860% due 03/25/2037 •	1,929	468
5.880% due 04/25/2037 •	14,064	2,558
6.000% due 03/25/2037 «	37	13
6.060% due 03/25/2037 •	79	19
Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~	43	33
4.985% due 04/25/2035 «~	6	5
5.016% due 05/25/2036 ~	29	26
5.637% due 05/25/2033 ~	3	3
7.254% due 02/25/2033 «•	6	6
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	43	40
Morgan Stanley Capital Trust 6.892% due 12/15/2038 •	6,200	5,796
Morgan Stanley Mortgage Loan Trust
3.583% due 07/25/2035 ~	54	46
6.000% due 08/25/2036	57	23
6.815% due 06/25/2036 þ	837	235
6.965% due 06/25/2036 ~	3	3
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	52	24
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •	50	49
MortgageIT Mortgage Loan Trust 5.980% due 12/25/2035 «•	119	111
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	772	726
2.750% due 11/25/2059 ~	1,004	939
3.500% due 12/25/2057 ~	516	490
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	21	11
5.650% due 06/25/2037 •	3,387	2,684
5.769% due 06/25/2036 ~	10,536	2,691
NovaStar Mortgage Funding Trust 0.536% due 09/25/2046 •	1,342	451
PHH Alternative Mortgage Trust 5.780% due 02/25/2037 •	133	96
PRET LLC 7.021% due 02/25/2054 þ	3,212	3,206
Prime Mortgage Trust 6.000% due 06/25/2036 «	2	2
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «	3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

5.500% due 08/25/2035 •		404	275
5.760% due 02/25/2037 •		53	47
5.760% due 02/25/2047 •		1,539	1,321
5.780% due 01/25/2037 •		951	807
5.800% due 01/25/2037 •		2,212	1,842
5.820% due 07/25/2036 •		202	75
5.820% due 09/25/2036 •		250	226
5.830% due 08/25/2036 •		94	84
5.840% due 07/25/2036 •		82	73
5.840% due 09/25/2036 •		137	124
5.953% due 09/25/2046 •		6,174	5,094
6.000% due 08/25/2036		11	9
6.000% due 01/25/2037		22	17
6.000% due 03/25/2037		42	34
6.000% due 03/25/2037 «		55	43
6.020% due 10/25/2037 ~		206	168
6.281% due 09/25/2034 ~		36	35
6.430% due 11/25/2037 ~		112	92
6.500% due 08/25/2036		1,088	874
Residential Asset Securitization Trust
5.500% due 09/25/2035		76	36
6.000% due 03/25/2037		807	245
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		106	88
Sequoia Mortgage Trust
3.914% due 09/20/2046 ~		59	40
6.013% due 07/20/2034 «•		83	72
6.228% due 05/20/2034 «•		1	1
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		73	70
Stratton Mortgage Funding PLC 0.000% due 06/20/2060 •	GBP	2,300	2,916
Structured Adjustable Rate Mortgage Loan Trust
4.051% due 11/25/2035 ~		$40	35
4.271% due 01/25/2035 ~		13	13
5.206% due 03/25/2036 ~		24	18
5.759% due 08/25/2035 «~		21	11
5.760% due 08/25/2036 •		30	23
6.553% due 01/25/2035 •		2	2
7.760% due 12/25/2037 •		378	316
Structured Asset Mortgage Investments Trust
5.580% due 08/25/2036 •		119	100
5.840% due 07/25/2046 •		43	32
5.880% due 04/25/2036 •		14	12
5.900% due 05/25/2046 •		9	3
5.920% due 02/25/2036 •		36	30
6.020% due 02/25/2036 •		2	2
6.153% due 02/19/2035 «•		2	1
6.538% due 02/25/2036 •		10	8
SunTrust Adjustable Rate Mortgage Loan Trust 6.603% due 01/25/2037 ~		33	22
Thornburg Mortgage Securities Trust
3.479% due 03/25/2044 ~		25	24
5.664% due 12/25/2044 «~		51	46
7.017% due 06/25/2047 •		141	127
Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	6,200	7,849
6.583% due 07/20/2045 •		3,093	3,912
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$5,055	4,813
2.900% due 10/25/2059 ~		599	560
3.000% due 01/25/2058 ~		88	86
3.368% due 10/25/2057 ~		1,031	859
6.460% due 05/25/2058 •		28	28
6.460% due 10/25/2059 •		39	40
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	2,800	3,549
WaMu Mortgage Pass-Through Certificates Trust
3.395% due 01/25/2037 ~		$42	34
4.062% due 12/25/2036 ~		25	21
4.171% due 02/25/2037 ~		123	108
4.262% due 12/25/2046 •		12	10
4.343% due 06/25/2037 ~		79	65
4.372% due 12/25/2046 •		11	9
4.597% due 10/25/2035 ~		12	11
4.736% due 06/25/2037 ~		259	220
4.846% due 12/25/2035 ~		111	100
5.399% due 01/25/2035 ~		27	24
5.628% due 08/25/2035 «~		13	13
5.853% due 03/25/2047 •		2,104	1,710
5.903% due 06/25/2047 •		1,588	1,265
5.963% due 07/25/2047 •		29	23
6.000% due 12/25/2045 •		5,053	4,408
6.020% due 11/25/2045 •		4	3
6.033% due 10/25/2046 •		321	261
6.040% due 10/25/2045 •		8	8

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.040% due 12/25/2045 •		240	209
6.153% due 02/25/2046 •		141	122
6.223% due 01/25/2046 •		927	778
6.240% due 01/25/2045 •		375	351
6.260% due 12/25/2045 •		879	863
6.620% due 11/25/2045 •		1,512	1,344
6.653% due 10/25/2046 •		478	424
6.653% due 11/25/2046 •		397	345
7.267% due 06/25/2033 «~		16	15
Washington Mutual Mortgage Pass-Through Certificates Trust
3.917% due 09/25/2036 •		333	88
4.048% due 09/25/2036 þ		638	170
5.903% due 02/25/2047 •		597	515
5.960% due 02/25/2036 •		332	263
5.983% due 11/25/2046 •		54	43
6.003% due 10/25/2046 •		81	66
6.093% due 04/25/2046 •		40	31
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		74	62
6.863% due 07/25/2037 ~		2	2
Wells Fargo Mortgage-Backed Securities Trust
6.269% due 09/25/2036 ~		3	2
6.356% due 12/25/2036 ~		16	16

Total Non-Agency Mortgage-Backed Securities (Cost $266,998)			246,854

ASSET-BACKED SECURITIES 37.6%
510 Asset-Backed Trust 5.240% due 06/25/2061 þ		1,014	1,000
Aames Mortgage Investment Trust
6.450% due 07/25/2035 •		84	84
7.485% due 01/25/2035 •		40	38
ABFC Trust 6.195% due 03/25/2035 •		4,108	3,797
ACAS CLO Ltd. 6.479% due 10/18/2028 •		895	896
Accredited Mortgage Loan Trust 5.720% due 09/25/2036 •		258	254
ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •		1	0
5.700% due 12/25/2036 •		298	154
5.740% due 07/25/2036 •		2,177	2,075
5.780% due 03/25/2037 •		28,685	12,188
5.900% due 11/25/2036 •		3,619	1,467
5.940% due 06/25/2036 •		1,714	1,232
6.075% due 12/25/2035 •		1,089	1,004
6.405% due 05/25/2035 •		4,760	4,184
ACHV ABS Trust
6.810% due 11/25/2030		218	218
7.240% due 11/25/2030		1,350	1,358
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.165% due 10/25/2035 •		769	713
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		2,657	2,659
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.709% due 11/25/2034 •		847	748
6.330% due 11/25/2035 •		1,300	1,182
6.435% due 07/25/2035 •		2,000	1,832
6.480% due 10/25/2034 •		515	507
6.585% due 11/25/2034 •		84	79
Aqueduct European CLO DAC 4.537% due 07/20/2030 •	EUR	2,459	2,637
Arbor Realty Commercial Real Estate Notes Ltd.
7.729% due 05/15/2037 •		$5,900	5,893
8.229% due 05/15/2037 •		5,900	5,874
AREIT Trust 7.263% due 11/17/2038 •		3,700	3,617
Ares CLO Ltd. 6.637% due 04/17/2033 •		6,700	6,718
Argent Securities Trust
5.570% due 09/25/2036 •		68	21
5.760% due 07/25/2036 •		461	396
5.820% due 04/25/2036 •		16,182	5,067
5.840% due 03/25/2036 •		757	668
5.940% due 05/25/2035 •		54	48
5.940% due 06/25/2036 •		8,682	2,319
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.802% due 01/25/2034 •		195	180
Ascent Education Funding Trust 6.140% due 10/25/2050		942	950
Asset-Backed Securities Corp. Home Equity Loan Trust
6.270% due 06/25/2034 •		546	553
6.555% due 02/25/2035 •		13	13
Avis Budget Rental Car Funding AESOP LLC 6.120% due 04/20/2027		12,800	12,911

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Bank of America Auto Trust 5.830% due 05/15/2026		5,088	5,092
Bear Stearns Asset-Backed Securities Trust
5.700% due 06/25/2047 •		60	60
5.780% due 08/25/2036 •		699	667
5.810% due 05/25/2037 •		13,644	10,725
6.088% due 12/25/2034 •		4,267	4,152
6.135% due 08/25/2036 •		29	29
6.148% due 10/25/2036 ~		3	3
6.366% due 02/25/2034 •		1,311	1,289
6.510% due 08/25/2037 •		376	327
6.660% due 08/25/2034 •		369	369
Benefit Street Partners CLO Ltd. 7.090% due 10/15/2030 •		8,150	8,164
Black Diamond CLO DAC 4.808% due 05/15/2032 •	EUR	7,716	8,269
Blackrock European CLO DAC 4.526% due 10/15/2031 •		4,365	4,663
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •		$6,157	6,167
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		500	499
5.820% due 09/15/2026		357	357
BSPRT Issuer Ltd. 7.625% due 07/15/2039 •		10,000	10,036
Cairn CLO DAC
4.535% due 01/31/2030 •	EUR	626	670
4.686% due 10/15/2031 •		2,896	3,090
Carlyle Euro CLO DAC 4.718% due 08/15/2032 •		7,896	8,443
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •		$7,175	7,192
Carrington Mortgage Loan Trust
5.720% due 02/25/2037 •		281	260
6.210% due 10/25/2035 •		1,203	1,153
Carvana Auto Receivables Trust 4.600% due 07/15/2026		1,456	1,453
CBAM Ltd. 6.706% due 04/20/2032 •		1,000	1,001
Centex Home Equity Loan Trust 6.105% due 03/25/2034 «•		168	160
Chase Funding Trust 6.100% due 08/25/2032 •		10	10
CIT Mortgage Loan Trust 6.960% due 10/25/2037 •		7,102	7,111
Citigroup Mortgage Loan Trust
5.640% due 01/25/2037 •		4,041	2,867
5.650% due 05/25/2037 •		1,385	905
5.660% due 05/25/2037 •		2,146	1,402
5.760% due 12/25/2036 •		298	118
5.780% due 09/25/2036 •		34	25
5.880% due 08/25/2036 •		3,270	3,208
5.910% due 10/25/2036 •		83	82
5.940% due 08/25/2036 •		3,282	2,937
5.980% due 03/25/2036 •		781	698
6.060% due 10/25/2036 •		92	52
6.360% due 09/25/2035 •		4,930	4,640
7.250% due 05/25/2036 þ		335	168
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,297
5.430% due 10/15/2026		2,000	1,998
6.130% due 07/15/2026		3,135	3,139
Countrywide Asset-Backed Certificates Trust
4.648% due 05/25/2036 •		2,367	2,274
5.600% due 07/25/2037 •		255	231
5.660% due 06/25/2047 •		60	51
5.680% due 09/25/2037 •		108	111
5.710% due 06/25/2047 •		1,854	1,775
5.740% due 06/25/2035 •		79	70
5.740% due 03/25/2037 •		1,891	1,788
5.740% due 12/25/2046 •		1,718	1,602
5.740% due 04/25/2047 •		43	41
5.750% due 10/25/2047 •		7,600	6,502
5.760% due 03/25/2047 •		337	328
5.820% due 11/25/2047 •		30	29
5.860% due 02/25/2037 •		89	80
5.880% due 05/25/2047 •		94	81
5.920% due 05/25/2037 •		1,658	1,567
5.940% due 04/25/2037 •		201	169
6.000% due 03/25/2036 •		223	190
6.060% due 06/25/2036 •		5	5
6.200% due 08/25/2047 •		172	165
6.420% due 02/25/2036 •		1,847	1,784
6.495% due 12/25/2035 •		145	140
6.867% due 09/25/2046 þ		1,756	1,155
7.410% due 08/25/2035 •		3,000	2,691

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Partnership Trust 6.360% due 02/25/2035 •		989	959
CPS Auto Receivables Trust 5.710% due 09/15/2027		1,692	1,690
CRB Securitization Trust 6.960% due 10/20/2033		3,322	3,345
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,306	229
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	3,013	3,221
4.547% due 07/21/2030 •		547	586
5.091% due 10/23/2034 •		6,177	6,617
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •		$5,000	5,019
DLLAA LLC 5.930% due 07/20/2026		1,038	1,039
Drive Auto Receivables Trust 5.830% due 12/15/2026		7,264	7,266
DT Auto Owner Trust 6.290% due 08/16/2027		6,279	6,295
ECMC Group Student Loan Trust 6.450% due 07/25/2069 •		254	253
Ellington Loan Acquisition Trust 6.560% due 05/25/2037 •		2,640	2,543
EMC Mortgage Loan Trust 6.760% due 02/25/2041 «•		4	4
Encore Credit Receivables Trust 6.195% due 09/25/2035 •		14	14
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	3,144	3,346
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		$1,000	997
5.530% due 10/15/2026		2,747	2,745
6.040% due 07/15/2026		1,604	1,605
FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,600	1,603
5.760% due 11/15/2027		500	500
FHF Issuer Trust 5.890% due 06/15/2030		1,300	1,303
FHF Trust 6.570% due 06/15/2028		5,877	5,916
Fieldstone Mortgage Investment Trust
5.840% due 05/25/2036 •		98	70
6.000% due 05/25/2036 •		2,251	1,613
Fifth Third Auto Trust 5.800% due 11/16/2026		2,996	2,999
First Franklin Mortgage Loan Trust
5.565% due 10/25/2036 •		11,351	9,936
5.620% due 11/25/2036 •		55	54
5.770% due 09/25/2036 •		6,322	5,922
5.940% due 04/25/2036 •		2,757	2,479
5.960% due 06/25/2036 •		3,500	3,061
6.180% due 11/25/2035 •		331	299
Flagship Credit Auto Trust 5.640% due 03/15/2028		2,600	2,599
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		4,194	4,204
Fremont Home Loan Trust
5.600% due 11/25/2036 •		2,371	1,358
5.730% due 10/25/2036 •		410	358
5.760% due 10/25/2036 •		718	286
5.780% due 08/25/2036 •		9,733	3,034
5.800% due 02/25/2037 •		4,584	1,486
6.195% due 01/25/2035 •		71	69
6.510% due 11/25/2034 •		950	880
Galaxy CLO Ltd. 6.560% due 10/15/2030 •		165	165
GE-WMC Asset-Backed Pass-Through Certificates 6.100% due 12/25/2035 •		8,531	8,096
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		661	659
5.570% due 02/16/2027		9,700	9,686
6.040% due 03/15/2027		3,192	3,195
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		6,900	6,915
GSAA Home Equity Trust
4.162% due 03/25/2036 ~		155	25
5.560% due 05/25/2037 •		177	62
5.600% due 03/25/2036 •		134	43
5.700% due 06/25/2036 •		57	11
5.860% due 03/25/2037 •		1,347	372
5.995% due 03/25/2046 ~		1,270	468
6.100% due 04/25/2047 •		263	114
6.525% due 06/25/2035 •		51	49
6.795% due 06/25/2036 þ		241	60

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

GSAMP Trust
5.550% due 01/25/2037 •		1,006	594
5.560% due 12/25/2046 •		133	65
5.600% due 12/25/2036 •		2,350	1,196
5.630% due 12/25/2036 •		277	131
5.640% due 11/25/2035 •		1	0
5.660% due 12/25/2046 •		97	47
5.720% due 12/25/2046 •		5,045	2,604
5.760% due 09/25/2036 •		3,762	1,319
5.760% due 12/25/2046 •		479	233
5.860% due 01/25/2047 •		1,484	765
5.920% due 01/25/2037 •		3,394	2,781
5.940% due 03/25/2046 •		76	74
5.960% due 05/25/2046 •		466	435
7.260% due 06/25/2035 •		193	181
GSRPM Mortgage Loan Trust 6.360% due 03/25/2035 •		911	926
Harvest CLO DAC 4.546% due 10/15/2031 •	EUR	2,367	2,524
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •		$4,121	4,076
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		3,000	2,915
5.490% due 06/25/2027		1,900	1,898
Home Equity Asset Trust 6.135% due 02/25/2036 •		170	164
Home Equity Loan Trust
5.690% due 04/25/2037 •		4,384	4,139
5.800% due 04/25/2037 •		314	261
Home Partners of America Trust 1.901% due 12/17/2026		875	804
HSI Asset Securitization Corp. Trust
5.660% due 07/25/2036 •		109	47
5.680% due 12/25/2036 •		793	203
5.780% due 05/25/2037 •		4	4
5.820% due 04/25/2037 •		779	519
5.940% due 11/25/2035 •		506	460
Hyundai Auto Receivables Trust 5.290% due 04/15/2027		4,500	4,493
Invesco Euro CLO DAC 4.556% due 07/15/2031 •	EUR	1,000	1,065
IXIS Real Estate Capital Trust
5.860% due 03/25/2036 •		$172	89
5.920% due 01/25/2037 •		10,868	3,799
JP Morgan Mortgage Acquisition Trust
4.359% due 07/25/2036 •		55	23
5.670% due 10/25/2036 •		80	79
6.060% due 07/25/2036 •		1,874	1,770
Jubilee CLO DAC
4.516% due 04/15/2030 •	EUR	2,682	2,876
4.556% due 04/15/2031 •		5,700	6,092
KKR CLO Ltd. 6.990% due 04/15/2031 •		$3,850	3,855
Lehman XS Trust 5.780% due 05/25/2036 •		57	48
Long Beach Mortgage Loan Trust
5.760% due 05/25/2036 •		48	25
5.780% due 12/25/2036 •		351	234
5.800% due 12/25/2036 •		255	88
5.900% due 02/25/2036 •		285	277
5.980% due 08/25/2045 •		19	18
6.000% due 05/25/2046 •		325	99
6.060% due 01/25/2036 •		7,204	6,264
6.375% due 08/25/2035 •		5,466	4,881
6.435% due 04/25/2035 •		49	48
M360 Ltd. 7.708% due 11/22/2038 •		6,463	6,231
Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	6,155	6,590
4.586% due 10/15/2030 •		418	447
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		$6	6
Master Credit Card Trust 6.183% due 01/21/2027 •		12,400	12,453
MASTR Asset-Backed Securities Trust
5.560% due 01/25/2037 •		1,186	338
5.660% due 10/25/2036 •		8,101	4,006
5.670% due 05/25/2037 •		1,196	1,141
5.680% due 11/25/2036 •		488	152
5.780% due 10/25/2036 •		255	126
5.940% due 03/25/2036 •		37	23
6.040% due 12/25/2035 «•		3	3
6.210% due 10/25/2035 •		7,256	6,791
8.160% due 07/25/2034 «•		154	138
MASTR Specialized Loan Trust 6.585% due 11/25/2035 •		526	494

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.559% due 03/25/2037 •	61,810	15,057
5.680% due 07/25/2037 •	353	154
5.680% due 08/25/2037 •	2,312	1,183
5.960% due 07/25/2037 •	183	43
5.980% due 02/25/2037 •	640	183
MF1 LLC 7.076% due 03/19/2039 •	1,000	999
MF1 Ltd.
6.896% due 10/16/2036 •	12,800	12,560
7.089% due 02/19/2037 •	12,500	12,281
7.196% due 10/16/2036 •	12,800	12,496
MKS CLO Ltd. 6.586% due 07/20/2030 •	2,403	2,404
Morgan Stanley ABS Capital, Inc. Trust
5.540% due 11/25/2036 •	369	210
5.550% due 01/25/2037 •	268	122
5.570% due 12/25/2036 •	6,415	3,179
5.570% due 03/25/2037 •	539	227
5.590% due 10/25/2036 •	18	16
5.590% due 01/25/2037 •	211	96
5.590% due 02/25/2037 •	2,656	1,902
5.595% due 11/25/2036 •	375	240
5.640% due 03/25/2037 •	864	365
5.670% due 01/25/2037 •	193	88
5.675% due 03/25/2037 •	2,628	1,019
5.690% due 10/25/2036 •	560	298
5.690% due 11/25/2036 •	1,489	850
5.740% due 08/25/2036 •	355	177
5.780% due 09/25/2036 •	591	249
5.820% due 02/25/2037 •	15,563	5,015
5.960% due 04/25/2036 •	2,085	1,929
6.165% due 12/25/2034 •	20	19
6.315% due 03/25/2034 •	886	882
6.375% due 03/25/2035 «•	1	1
6.390% due 07/25/2035 •	524	504
9.260% due 02/25/2047 •	88	71
Morgan Stanley Dean Witter Capital, Inc. Trust 6.440% due 02/25/2033 «•	50	48
Morgan Stanley Home Equity Loan Trust 5.560% due 12/25/2036 •	940	449
Morgan Stanley Mortgage Loan Trust
5.640% due 12/25/2036 •	3,675	1,223
5.800% due 11/25/2036 •	28	8
6.180% due 04/25/2037 •	31	8
Nationstar Home Equity Loan Trust 6.000% due 09/25/2036 •	6,180	6,010
Nelnet Student Loan Trust
5.900% due 09/27/2066 •	2,510	2,507
6.640% due 02/20/2041	982	983
7.533% due 02/20/2041 •	1,076	1,079
New Century Home Equity Loan Trust
6.240% due 03/25/2035 •	299	289
6.435% due 11/25/2034 «•	115	114
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.120% due 10/25/2036 •	139	31
6.532% due 10/25/2036 þ	171	37
NovaStar Mortgage Funding Trust
5.660% due 09/25/2037 •	263	253
5.780% due 10/25/2036 •	193	81
6.540% due 06/25/2035 •	15	15
Oaktree CLO Ltd. 6.750% due 07/15/2034 •	6,500	6,504
OCP CLO Ltd. 6.706% due 07/20/2029 •	136	136
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •	5,506	5,514
Option One Mortgage Loan Trust
5.560% due 07/25/2036 •	3,660	1,642
5.590% due 07/25/2037 •	5,352	3,397
5.600% due 01/25/2037 •	4,336	2,502
5.600% due 03/25/2037 •	1,806	1,600
5.680% due 04/25/2037 •	518	356
5.680% due 05/25/2037 •	389	230
6.000% due 01/25/2036 •	1,626	1,480
6.240% due 02/25/2035 •	225	210
Ownit Mortgage Loan Trust
6.285% due 08/25/2036 •	10,955	9,585
6.360% due 10/25/2036 •	25	24
OZLM Ltd.
7.036% due 07/20/2032 •	6,650	6,655
7.286% due 07/20/2032 •	4,050	4,053
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	1,061	1,056
6.060% due 03/15/2030	3,198	3,197
6.258% due 10/15/2031	2,526	2,528

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.660% due 07/15/2031		1,714	1,722
7.128% due 06/16/2031		817	819
Palmer Square European Loan Funding DAC
4.686% due 04/15/2031 •	EUR	9,086	9,736
5.123% due 08/15/2033 •		5,800	6,205
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.510% due 10/25/2034 •		$19	19
7.185% due 02/25/2035 •		7,592	6,688
7.260% due 12/25/2034 •		24	24
7.335% due 12/25/2034 •		4,101	3,752
Popular ABS Mortgage Pass-Through Trust
5.955% due 07/25/2036 •		260	240
6.330% due 02/25/2036 •		3,675	3,396
PRET LLC
1.744% due 07/25/2051 þ		2,988	2,913
1.843% due 09/25/2051 þ		8,308	8,014
1.868% due 07/25/2051 þ		2,092	2,054
2.487% due 10/25/2051 ~		957	945
2.487% due 10/25/2051 þ		5,411	5,364
3.721% due 07/25/2051 þ		7,860	7,730
4.992% due 02/25/2061 þ		1,876	1,862
5.240% due 09/27/2060 þ		911	908
8.497% due 10/25/2053 þ		12,188	12,226
PRPM LLC 3.720% due 02/25/2027 þ		5,545	5,453
RAAC Trust 6.165% due 02/25/2036 •		6,326	6,009
Reach ABS Trust
6.300% due 02/18/2031		352	353
7.050% due 02/18/2031		747	749
Ready Capital Mortgage Financing LLC 6.985% due 01/25/2037 •		10,161	10,144
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		2,157	703
5.612% due 04/25/2037 þ		368	94
6.560% due 09/25/2037 •		160	67
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,819	1,758
4.320% due 09/25/2030		1,272	1,247
5.380% due 11/25/2030		4,828	4,802
Residential Asset Mortgage Products Trust
5.900% due 12/25/2035 •		14	13
5.996% due 08/25/2034 •		2,706	2,672
6.060% due 03/25/2036 •		105	102
6.150% due 10/25/2035 •		41	40
6.710% due 10/25/2034 •		970	874
Residential Asset Securities Corp. Trust
5.730% due 08/25/2036 •		299	291
6.040% due 06/25/2033 •		44	40
6.120% due 12/25/2035 •		2,760	2,662
6.345% due 12/25/2035 •		17,408	15,263
6.705% due 02/25/2035 •		4,966	4,738
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		842	842
6.180% due 02/16/2027		7,826	7,836
Saxon Asset Securities Trust 5.910% due 09/25/2036 •		8,365	6,469
SBNA Auto Lease Trust
5.390% due 11/20/2026		10,455	10,440
5.450% due 01/20/2026		5,678	5,672
Sculptor European CLO DAC 4.956% due 10/15/2034 •	EUR	10,510	11,259
Securitized Asset-Backed Receivables LLC Trust
5.560% due 10/25/2036 •		$23,560	7,816
5.620% due 08/25/2036 •		2,129	689
5.800% due 08/25/2036 •		17	5
5.940% due 07/25/2036 •		750	296
6.105% due 10/25/2035 •		2,089	1,636
6.120% due 08/25/2035 •		37	30
6.180% due 10/25/2035 •		1,317	1,086
6.420% due 01/25/2036 •		228	208
6.510% due 03/25/2035 •		35	34
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		500	497
5.350% due 06/21/2027		2,440	2,436
SG Mortgage Securities Trust
5.600% due 10/25/2036 •		98	87
6.345% due 10/25/2035 •		5,879	4,648
Shelter Growth CRE Issuer Ltd.
7.635% due 06/17/2037 •		11,183	11,221
8.532% due 06/17/2037 •		8,658	8,616
SLM Student Loan Trust 4.282% due 10/25/2039 •	EUR	731	738
SMB Private Education Loan Trust
1.310% due 07/17/2051		$5,254	4,780
4.550% due 02/16/2055		11,074	10,601

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.883% due 11/15/2052 •		1,253	1,270
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		570	534
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		1,985	1,986
Soundview Home Loan Trust
5.540% due 06/25/2037 •		49	32
5.630% due 07/25/2037 •		208	179
5.630% due 08/25/2037 •		660	551
5.640% due 02/25/2037 •		2,093	589
5.660% due 06/25/2037 •		755	511
5.720% due 02/25/2037 •		120	34
5.925% due 02/25/2036 •		774	708
6.360% due 10/25/2037 •		3,789	2,952
6.760% due 10/25/2037 •		1,133	836
Specialty Underwriting & Residential Finance Trust
5.411% due 12/25/2036 •		206	196
5.600% due 11/25/2037 •		2,202	1,211
5.760% due 06/25/2037 •		37	21
5.760% due 09/25/2037 •		268	179
5.810% due 04/25/2037 •		2,675	1,945
Structured Asset Investment Loan Trust
5.590% due 07/25/2036 •		26	18
5.610% due 09/25/2036 •		9	9
5.640% due 09/25/2036 •		6,227	3,776
6.080% due 01/25/2036 •		59	54
6.240% due 02/25/2035 •		555	541
6.390% due 06/25/2035 •		227	215
6.410% due 08/25/2033 •		147	143
8.610% due 08/25/2033 •		120	106
Structured Asset Securities Corp. Mortgage Loan Trust
5.620% due 03/25/2036 •		7	7
5.730% due 07/25/2036 •		6	6
5.770% due 08/25/2046 •		2,979	2,609
5.800% due 12/25/2036 •		19	18
5.880% due 02/25/2037 •		267	258
6.944% due 04/25/2035 •		1	1
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	7,797	8,352
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		$2,149	2,153
Upstart Pass-Through Trust 3.800% due 04/20/2030		2,748	2,688
Upstart Securitization Trust
3.120% due 03/20/2032		2,545	2,533
4.370% due 05/20/2032		20	20
5.500% due 06/20/2032		5,934	5,898
Venture CLO Ltd.
6.486% due 10/20/2028 •		1,972	1,974
6.636% due 07/20/2030 •		3,330	3,335
Vibrant CLO Ltd. 7.286% due 07/20/2032 •		9,125	9,132
WaMu Asset-Backed Certificates WaMu Trust
5.685% due 05/25/2037 •		90	83
5.700% due 05/25/2037 •		386	340
Washington Mutual Asset-Backed Certificates Trust
5.580% due 11/25/2036 •		697	219
5.770% due 08/25/2036 •		1,664	1,571
Wells Fargo Home Equity Asset-Backed Securities Trust 6.210% due 12/25/2035 •		383	377
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		5,198	5,204
6.003% due 10/15/2026 •		4,939	4,945
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,345	1,345

Total Asset-Backed Securities (Cost $959,097)			896,379

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (g)	BRL	57,600	9,538
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	65,025	2,993
3.000% due 12/03/2026 (h)		7,315	370
4.000% due 11/30/2028 (h)		21,621	1,106

Total Sovereign Issues (Cost $14,457)			14,007

		SHARES
COMMON STOCKS 7.7%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		21,813	899

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Walt Disney Co.	21,813	2,166

		3,065

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (e)	21,813	4,215

CONSUMER STAPLES 0.9%
Coca-Cola Co.	21,813	1,388
Home Depot, Inc.	21,813	7,509
McDonald's Corp.	21,813	5,559
NIKE, Inc. 'B'	21,813	1,644
Procter & Gamble Co.	21,813	3,598
Walmart, Inc.	21,813	1,477

		21,175

ENERGY 0.1%
Chevron Corp.	21,813	3,412

FINANCIALS 1.2%
American Express Co.	21,813	5,051
Goldman Sachs Group, Inc.	21,813	9,867
JPMorgan Chase & Co.	21,813	4,412
Travelers Cos., Inc.	21,813	4,435
Visa, Inc. 'A'	21,813	5,725

		29,490

HEALTH CARE 1.0%
Amgen, Inc.	21,813	6,816
Johnson & Johnson	21,813	3,188
Merck & Co., Inc.	21,813	2,700
UnitedHealth Group, Inc.	21,813	11,109

		23,813

INDUSTRIALS 0.8%
3M Co.	21,813	2,229
Boeing Co. (e)	21,813	3,970
Caterpillar, Inc.	21,813	7,266
Honeywell International, Inc.	21,813	4,658

		18,123

INFORMATION TECHNOLOGY 3.3%
Apple, Inc.	21,813	4,594
Cisco Systems, Inc.	21,813	1,036
Intel Corp.	21,813	676
International Business Machines Corp.	21,813	3,773
Microsoft Corp.	21,813	9,749
NVIDIA Corp.	433,334	53,534
Salesforce, Inc.	21,813	5,608

		78,970

MATERIALS 0.1%
Dow, Inc.	21,813	1,157

Total Common Stocks (Cost $181,240)		183,420

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
COMMERCIAL PAPER 2.2%
Alimentation Couche-Tard, Inc. 5.510% due 07/11/2024	$4,200	4,192
Bacardi-Martini BV 5.830% due 08/15/2024	900	893
Campbell Soup Co.
5.550% due 08/07/2024	400	397
5.550% due 08/08/2024	400	397
Constellation Brands, Inc.
5.650% due 07/16/2024	400	399
5.650% due 07/30/2024	2,000	1,990
5.700% due 07/08/2024	250	250
Dominion Resources Services, Inc. 5.580% due 07/17/2024	450	449

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Entergy Corp. 5.550% due 08/01/2024	850	846
Huntington Ingalls Industries, Inc. 5.880% due 07/02/2024	10,650	10,643
Intel Corp. 5.520% due 07/08/2024	11,250	11,233
Intercontinental Exchange, Inc.
5.500% due 07/09/2024	950	948
5.510% due 07/24/2024	900	896
Keurig Dr Pepper, Inc. 5.500% due 07/24/2024	11,550	11,504
Microchip Technology, Inc. 5.500% due 07/12/2024	1,000	998
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	1,300	1,298
5.570% due 07/09/2024	400	399
5.570% due 08/12/2024	1,850	1,837
5.580% due 08/12/2024	3,350	3,327

		52,896

REPURCHASE AGREEMENTS (l) 4.7%		112,233

U.S. TREASURY BILLS 0.2%
5.367% due 07/25/2024 - 09/19/2024 (f)(g)(p)	5,201	5,151

Total Short-Term Instruments (Cost $170,340)		170,280

Total Investments in Securities (Cost $2,687,898)		2,571,525

	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short Asset Portfolio	14,563,779	142,055
PIMCO Short-Term Floating NAV Portfolio III	690,364	6,717

Total Short-Term Instruments (Cost $148,307)		148,772

Total Investments in Affiliates (Cost $148,307)		148,772

Total Investments 114.1% (Cost $2,836,205)		$2,720,297
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $31,097)		4,136
Other Assets and Liabilities, net (14.3)%		(340,173)

Net Assets 100.0%		$2,384,260

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									When-issued security.
(d)									Payment in-kind security.
(e)									Security did not produce income within the last twelve months.
(f)									Coupon represents a weighted average yield to maturity.
(g)									Zero coupon security.
(h)									Principal amount of security is adjusted for inflation.
(i)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)									Contingent convertible security.
(k)									RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.220%	06/28/2024	07/01/2024		$3,700	U.S. Treasury Bonds 2.000% due 11/15/2041			$(3,767)	$3,700	$3,702
BPS	5.380	06/28/2024	07/01/2024		32,500	U.S. Treasury Notes 2.125% due 05/15/2025			(33,165)	32,500	32,515
	5.400	07/01/2024	07/02/2024		31,400	U.S. Treasury Notes 1.375% due 11/15/2031			(32,085)	31,400	31,400
FICC	2.600	06/28/2024	07/01/2024		775	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026			(791)	775	775
MEI	4.710	06/25/2024	07/03/2024	CAD	50,000	Canada Government Bond 1.500% due 12/01/2031			(36,958)	36,548	36,576
TOR	4.680	06/24/2024	07/02/2024		10,000	Province of Quebec 3.500% due 12/01/2048			(7,355)	7,310	7,316

Total Repurchase Agreements									$(114,121)	$112,233	$112,284

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(690) at a weighted average interest rate of 5.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures						$109.000	07/26/2024	4	$4	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures						112.000	07/26/2024	4	4	(1)	(1)

Total Written Options										$(2)	$(2)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	1,753	$357,995	$805	$0	$(41)
U.S. Treasury 5-Year Note September Futures	09/2024	619	65,972	285	0	(68)
U.S. Treasury 10-Year Note September Futures	09/2024	962	105,805	1,155	0	(256)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	739	83,900	1,048	0	(358)
U.S. Treasury Long-Term Bond September Futures	09/2024	273	32,299	381	0	(273)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	5	627	5	0	(8)

$3,679	$0	$(1,004)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	654	$(129,064)	$(1,360)	$265	$0
Euro-Bund September Futures	09/2024	50	(7,048)	(92)	23	(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	19	(2,650)	(62)	27	(4)

$(1,514)	$315	$(5)

Total Futures Contracts	$2,165	$315	$(1,009)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.371%	$500	$6	$(1)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	7,100	114	(31)	83	3	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	2,200	(12)	47	35	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	5,100	34	54	88	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	500	6	4	10	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	4,890	970	(444)	526	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	5,855	705	184	889	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.347	EUR	200	(19)	21	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	$2,900	9	3	12	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.396	EUR	13,300	160	(31)	129	0	(1)

$1,973	$(194)	$1,779	$8	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	800	$(4)	$32	$28	$0	$(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	500	(2)	14	12	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	4,890,000	(22)	0	(22)	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$175,700	2,595	(334)	2,261	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	870	(9)	(3)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	68,800	680	381	1,061	8	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		173,400	(478)	2,481	2,003	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		6,300	0	128	128	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		800	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		200	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	2,613	3,702	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		48,500	440	285	725	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	3,886	5,156	265	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		119,200	2,574	19,645	22,219	386	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	3,265	4,153	342	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		99,200	10,326	4,710	15,036	430	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		151,410	9,643	1,049	10,692	491	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,800	(7)	(8)	(15)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		800	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		2,100	(7)	(1)	(8)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		1,700	(6)	18	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		1,900	(8)	23	15	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		2,000	(7)	33	26	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		3,300	(11)	42	31	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		900	(3)	10	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		6,700	(19)	75	56	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		600	(2)	9	7	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		1,800	(7)	(9)	(16)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		94,500	(1,269)	2,685	1,416	355	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		2,000	(6)	(1)	(7)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,700	(6)	(9)	(15)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	719	153	872	259	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	221	602	316	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,100	(516)	(209)	(725)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	3,199	4,623	415	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	1,610	1,052	434	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,900	(3)	(12)	(15)	0	(1)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,500	(2)	(3)	(5)	0	(1)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		1,800	(3)	(9)	(12)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		1,100	(2)	(3)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,800	(3)	7	4	2	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		1,100	(3)	(4)	(7)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	136	170	61	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	2,600	(6)	100	94	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		2,400	(5)	103	98	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		2,100	(5)	(63)	(68)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		1,100	(2)	(33)	(35)	1	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,200	(2)	(32)	(34)	1	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		2,700	(5)	(38)	(43)	2	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,200	(4)	(27)	(31)	1	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,200	(2)	(20)	(22)	1	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,600	(3)	23	20	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		1,300	(5)	75	70	0	(3)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		4,300	(16)	264	248	0	(9)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,500	(7)	(73)	(80)	3	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,500	(6)	(61)	(67)	3	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(31)	(34)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(33)	(36)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(35)	(39)	2	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		1,100	(4)	(37)	(41)	2	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,300	(5)	(35)	(40)	3	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,400	(5)	(35)	(40)	3	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,700	(6)	(31)	(37)	4	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(21)	(24)	2	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		1,600	(6)	41	35	4	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,200	(4)	(8)	(12)	0	(3)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		1,200	(4)	(9)	(13)	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	14	12	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		38,100	626	(784)	(158)	0	(80)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		15,700	(769)	782	13	37	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	92,600	0	(27)	(27)	9	0

							$28,837	$46,090	$74,927	$4,223	$(292)

Total Swap Agreements							$30,810	$45,896	$76,706	$4,231	$(294)

(n)	Securities with an aggregate market value of $57,708 and cash of $23,607 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2024		NZD	3,210		$1,966		$11		$0
		08/2024			$1,966		NZD	3,210	0		(11)
		10/2024			4,308		CNH	30,847	0		(47)
BOA		07/2024		EUR	1,678		$1,805		8		0
		07/2024		HKD	6,223		798		0		0
		07/2024		KRW	14,562,507		10,640		78		0
		07/2024		SGD	176		130		0		0
		07/2024			$3,477		PLN	13,797	0		(51)
		07/2024			15,950		SGD	21,635	14		(9)
		08/2024		SGD	19,115		$14,104		0		(14)
		09/2024		INR	187,392		2,237		0		(5)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

BPS	07/2024	BRL	268		48	0	0
	07/2024	EUR	2,271		2,473	41	0
	07/2024	GBP	33,551		42,850	438	0
	07/2024	KRW	14,449,534		10,529	49	0
	07/2024	PLN	5,770		1,424	0	(9)
	07/2024		$29,586	AUD	44,402	35	0
	07/2024		50	BRL	268	0	(2)
	07/2024		451	ILS	1,673	0	(8)
	07/2024		4,258	NZD	6,931	0	(36)
	07/2024		5,159	PLN	20,602	0	(42)
	08/2024	AUD	44,402		$29,611	0	(35)
	08/2024	EUR	1,071		1,147	0	(2)
	09/2024	CNH	150,768		21,038	265	0
	09/2024	TWD	405,894		12,614	96	0
	09/2024		$3,412	INR	285,603	4	0
	10/2024	CNH	57,849		$8,079	88	0
	10/2024		$4,862	CNH	34,809	0	(54)
BRC	07/2024	AUD	870		$576	0	(5)
	07/2024	DKK	51,735		7,532	103	0
	07/2024	KRW	948,030		695	7	0
	07/2024	MXN	33,965		1,839	0	(14)
	07/2024	NOK	9,905		941	14	0
	07/2024	PLN	37		9	0	0
	07/2024	SGD	4,326		3,204	13	0
	07/2024	THB	1,835		50	0	0
	07/2024		$1,287	JPY	200,000	0	(44)
	07/2024		8,941	PLN	35,336	0	(165)
	09/2024	MXN	62,082		$3,289	0	(64)
BSH	07/2024	BRL	31,400		6,226	609	0
	07/2024		$5,649	BRL	31,400	0	(32)
CBK	07/2024	BRL	49,063		$8,826	49	0
	07/2024	CAD	60,062		43,944	49	(9)
	07/2024	CHF	4,350		4,780	0	(62)
	07/2024	EUR	3,459		3,715	10	0
	07/2024	JPY	101,400		643	13	0
	07/2024	SEK	68,516		6,453	0	(11)
	07/2024		$9,004	BRL	49,063	0	(227)
	07/2024		2,366	GBP	1,851	0	(26)
	07/2024		3,289	PLN	12,971	0	(67)
	07/2024		39	ZAR	713	0	0
	07/2024	ZAR	30,378		$1,693	26	0
	08/2024	BRL	49,228		9,004	230	0
	09/2024	TWD	141,653		4,395	27	0
	09/2024		$16,049	INR	1,341,737	9	(7)
	09/2024		1,282	MXN	24,235	27	0
FAR	07/2024	AUD	45,445		$30,279	0	(38)
	07/2024	EUR	162,425		176,905	2,957	0
	07/2024	JPY	7,597,996		48,655	1,430	0
	07/2024	NZD	6,169		3,762	5	0
	07/2024		$22	NZD	36	0	0
	08/2024		3,762		6,169	0	(5)
GLM	07/2024	BRL	52,100		$9,709	389	0
	07/2024	EUR	1,180		1,278	14	0
	07/2024	IDR	656,400		40	0	0
	07/2024	JPY	200,100		1,295	51	0
	07/2024	MXN	31,932		1,720	0	(22)
	07/2024		$9,642	BRL	52,100	0	(322)
	07/2024		100	KRW	137,396	0	0
	07/2024		3,087	PLN	12,195	0	(58)
	07/2024		8,412	ZAR	153,905	37	0
	08/2024	DKK	156		$22	0	0
	08/2024		$5,897	BRL	31,191	0	(337)
	09/2024		5,967	TRY	211,694	42	0
	10/2024		837	CNH	6,009	0	(7)
	04/2025	BRL	56,100		$10,069	341	0
	04/2025	DKK	39,920		5,902	76	0
JPM	07/2024	BRL	15,794		3,027	202	0
	07/2024	CHF	1,717		1,898	0	(13)
	07/2024	KRW	11,112,149		8,056	0	(4)
	07/2024	SGD	17,070		12,683	94	0
	07/2024		$1,276	AUD	1,913	0	0
	07/2024		2,846	BRL	15,794	0	(21)
	07/2024		43,315	CHF	38,871	0	(50)
	07/2024		11,215	DKK	78,156	8	0
	07/2024		1,372	GBP	1,083	0	(3)
	07/2024		1,748	IDR	28,615,589	2	(1)
	07/2024		1,148	ILS	4,245	0	(23)
	07/2024		4,349	NZD	7,087	0	(32)
	07/2024		1,925	PLN	7,531	0	(55)
	07/2024		15,836	ZAR	291,529	167	0
	08/2024	AUD	513		$342	0	0
	08/2024	CHF	38,727		43,315	49	0
	08/2024	DKK	78,018		11,215	0	(8)
	09/2024	TWD	241,001		7,486	53	0
	09/2024		$1,638	BRL	8,953	0	(48)
	09/2024		2,081	INR	174,322	5	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

09/2024	12,871	MXN	232,911	0	(292)
10/2024	CNH	82,118	$11,475	131	0
10/2024	$3,448	CNH	24,625	0	(46)
04/2025	BRL	1,500	$267	7	0
MBC	07/2024	CAD	33,840	24,853	117	0
07/2024	CHF	1,285	1,440	10	0
07/2024	DKK	134	19	0	0
07/2024	SGD	66	49	0	0
07/2024	$25,069	CAD	34,323	20	0
07/2024	3,613	EUR	3,329	0	(48)
07/2024	1,336	GBP	1,047	0	(12)
07/2024	1,300	JPY	202,100	0	(44)
07/2024	723	NOK	7,705	0	(2)
08/2024	CAD	34,300	$25,069	0	(21)
08/2024	NOK	7,699	723	2	0
09/2024	TWD	31,916	991	7	0
MYI	07/2024	BRL	38,754	7,503	570	0
07/2024	KRW	137,670	100	0	0
07/2024	$6,971	BRL	38,754	0	(39)
07/2024	1,493	CHF	1,336	0	(6)
07/2024	7,685	DKK	53,640	18	0
07/2024	95	HUF	35,542	1	0
07/2024	1,965	JPY	308,200	0	(50)
07/2024	206	NOK	2,200	0	0
07/2024	6,495	SEK	68,601	0	(22)
08/2024	DKK	53,545	$7,685	0	(17)
08/2024	NOK	2,198	206	0	0
08/2024	SEK	68,495	6,495	23	0
09/2024	TWD	95,872	2,988	32	0
09/2024	$1,218	INR	101,876	0	0
04/2025	DKK	45,100	$6,658	77	0
RBC	07/2024	$37,498	GBP	29,570	0	(118)
08/2024	GBP	29,570	$37,504	118	0
SCX	07/2024	CAD	473	345	0	(1)
07/2024	KRW	8,223,829	6,031	66	0
07/2024	$179,656	EUR	167,684	0	(75)
07/2024	785	ZAR	14,463	9	0
08/2024	EUR	167,684	$179,920	77	0
09/2024	CNH	62,615	8,728	102	0
09/2024	TWD	242,146	7,528	61	0
09/2024	$15,978	INR	1,337,269	19	0
TOR	07/2024	CHF	146	$162	0	(1)
07/2024	NZD	4,676	2,864	16	0
07/2024	$44,963	JPY	7,189,646	0	(277)
08/2024	JPY	7,155,933	$44,963	276	0
08/2024	$2,864	NZD	4,676	0	(16)
UAG	07/2024	CHF	32,730	$36,219	0	(210)
07/2024	DKK	80,083	11,630	131	0
07/2024	ILS	10,342	2,791	51	0
07/2024	$24	CHF	21	0	0
07/2024	15	KRW	21,106	0	0
08/2024	CHF	21	$24	0	0
04/2025	DKK	40,100	5,915	64	0

Total Forward Foreign Currency Contracts	$10,240	$(3,402)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	124,200	$53	$75
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	124,100	72	90
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	124,100	110	198

Total Purchased Options	$235	$363

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	1,900	(3)	$0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	1,900	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	1,000	(4)	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	1,000	(4)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,100	(4)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	3,500	(12)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	3,500	(12)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	2,100	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	2,100	(8)	(12)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	4,400	(9)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	4,400	(9)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	2,900	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	2,900	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	3,800	(14)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	3,800	(14)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,900	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,900	(7)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,200	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,500	(13)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,500	(13)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,200	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	1,900	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	1,900	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	900	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	2,400	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	2,400	(8)	(10)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	2,500	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	2,500	(6)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	3,300	(6)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	3,300	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	1,700	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	1,700	(7)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	700	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	700	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	900	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	900	(4)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	700	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	700	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,600	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,600	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	1,700	(6)	(4)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,700	(6)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	400	(1)	(2)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	2,500	(8)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	2,500	(8)	(12)

Total Written Options	$(316)	$(240)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.33%	EUR	1,600	$370	$(251)	$119	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFENT Index	3,572	5.820% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	$6,042	$0	$(26)	$0	$(26)
Receive	RU20INTR Index	1,854	5.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	20,394	0	(87)	0	(87)
Receive	RADMFENT Index	97	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	171	0	(1)	0	(1)
Receive	RADMFENT Index	3,984	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	6,739	0	(29)	0	(29)
Receive	RADMFENT Index	34,347	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	58,097	0	(247)	0	(247)
Receive	RADMFENT Index	26,925	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	45,543	0	(193)	0	(193)
Receive	RADMFENT Index	16,192	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	27,388	0	(116)	0	(116)
Receive	RADMFENT Index	15,744	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	26,630	0	(113)	0	(113)
CBK	Receive	ERADXULT Index	4,546	5.960% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	11,467	0	(53)	0	(53)
Receive	NDUEEGF Index	68,045	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	39,043	0	(157)	0	(157)
JPM	Receive	RADMFXNT Index	17,228	5.090% (1-Month USD-LIBOR less a specified spread)	Monthly	07/10/2024	38,974	0	(146)	0	(146)
Receive	ERAUSLT Index	57,250	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	33,381	0	(137)	0	(137)
Receive	RADMFXNT Index	9,435	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	16,658	0	(69)	0	(69)
Receive	NDUEEGF Index	7,891	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	4,528	0	(18)	0	(18)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	RADMFENT Index	109,625	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	185,426	0	(766)	0	(766)
	Receive	RU20INTR Index	1,487	5.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	16,357	0	(62)	0	(62)
	Receive	ERADXULT Index	28,300	6.055% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	71,385	0	(338)	0	(338)
	Receive	RADMFENT Index	2,666	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	6,031	0	(20)	0	(20)
	Receive	RADMFENT Index	14,317	5.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/21/2025	25,277	0	(108)	0	(108)
	Receive	RADMFENT Index	51,357	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	90,673	0	(335)	0	(335)
	Receive	RADMFENT Index	24,248	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	42,811	0	(118)	0	(118)
MBC	Receive	ERADXULT Index	886	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	2,038	0	84	84	0
	Receive	NDDUEAFE Index	4,906	5.815% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	40,228	0	(113)	0	(113)
MEI	Receive	ERAEMLT Index	30,143	6.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	147,774	0	(689)	0	(689)
	Receive	NDDUEAFE Index	14,164	5.375% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	116,140	0	(477)	0	(477)
	Receive	NDUEEGF Index	22,526	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	12,925	0	(51)	0	(51)
	Receive	ERAEMLT Index	4,933	6.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	24,184	0	(115)	0	(115)
MYI	Receive	ERAUSST Index	6,431	5.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	43,462	0	(185)	0	(185)
	Receive	ERADXULT Index	12,177	5.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	30,716	0	(142)	0	(142)
	Receive	ERADXULT Index	1,332	6.115% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	3,360	0	(16)	0	(16)
	Receive	NDDUEAFE Index	3,758	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	30,814	0	(130)	0	(130)
	Receive	ERAUSLT Index	50,976	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	29,723	0	(129)	0	(129)
	Receive	NDDUEAFE Index	266	5.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/21/2025	2,181	0	(9)	0	(9)
	Receive	NDDUEAFE Index	13,160	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	107,908	0	(399)	0	(399)
	Receive	NDDUEAFE Index	4,906	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	40,228	0	(111)	0	(111)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

RBC	Receive	ERAUSST Index	9,062	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	61,243	0	(251)	0	(251)
	Receive	RU20INTR Index	1,487	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	16,357	0	(63)	0	(63)
	Receive	RU20INTR Index	2,989	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025	32,879	0	(130)	0	(130)
UAG	Receive	ERAUSST Index	4,287	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	28,972	0	(120)	0	(120)

								$0	$(6,185)	$84	$(6,269)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	433,334	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$53,534	$0	$0	$0	$0

Total Swap Agreements								$370	$(6,436)	$203	$(6,269)

(p)

Securities with an aggregate market value of $24,383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$3,781		$3,781
Corporate Bonds & Notes
Banking & Finance						0	228,624	0		228,624
Industrials						0	37,300	0		37,300
Utilities						0	18,289	0		18,289
Municipal Bonds & Notes
California						0	1,882	0		1,882
Illinois						0	380	0		380
Nebraska						0	22	0		22
Ohio						0	60	0		60
Pennsylvania						0	6	0		6
Washington						0	717	0		717
U.S. Government Agencies						0	539,661	0		539,661
U.S. Treasury Obligations						0	229,863	0		229,863
Non-Agency Mortgage-Backed Securities						0	246,225	629		246,854
Asset-Backed Securities						0	895,911	468		896,379
Sovereign Issues						0	14,007	0		14,007
Common Stocks
Communication Services						3,065	0	0		3,065
Consumer Discretionary						4,215	0	0		4,215
Consumer Staples						21,175	0	0		21,175
Energy						3,412	0	0		3,412
Financials						29,490	0	0		29,490

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Health Care	23,813	0	0	23,813
Industrials	18,123	0	0	18,123
Information Technology	78,970	0	0	78,970
Materials	1,157	0	0	1,157
Short-Term Instruments
Commercial Paper	0	52,896	0	52,896
Repurchase Agreements	0	112,233	0	112,233
U.S. Treasury Bills	0	5,151	0	5,151

	$183,420	$2,383,227	$4,878	$2,571,525
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,772	$0	$0	$148,772

Total Investments	$332,192	$2,383,227	$4,878	$2,720,297

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	315	4,231	0	4,546
Over the counter	0	10,806	0	10,806

	$315	$15,037	$0	$15,352
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(1,300)	0	(1,305)
Over the counter	0	(9,911)	0	(9,911)

	$(5)	$(11,211)	$0	$(11,216)

Total Financial Derivative Instruments	$310	$3,826	$0	$4,136

Totals	$332,502	$2,387,053	$4,878	$2,724,433

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.8% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$194
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		46	42
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	337
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	70	8
1.000% due 10/01/2050		2,993	329
1.500% due 10/01/2053		2,314	253
2.000% due 10/01/2053		3,954	461
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,961	425
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2052		37,029	4,227
2.000% due 10/01/2053		11	1
Realkredit Danmark AS
1.500% due 10/01/2053		48,786	5,568
2.000% due 10/01/2053		1,762	190
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,154	1,348
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	102
2.125% due 11/15/2029 •	GBP	100	111
2.875% due 04/02/2032 •	EUR	100	100
4.923% due 01/16/2026 ~		400	430
7.750% due 03/01/2029 •		200	242

			14,369

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$39	37

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	38
4.016% due 12/03/2029		285	269

			307

Total Corporate Bonds & Notes (Cost $18,725)			14,713

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
2.125% due 04/24/2026		705	673
5.700% due 06/25/2048 •		3,234	3,153
5.880% due 10/25/2036 •		1	1
5.900% due 08/25/2037 •		41	40
6.314% due 09/01/2044 - 10/01/2044 •		1	2
6.336% due 05/01/2038 •		191	196
Freddie Mac
2.920% due 01/25/2026		3,000	2,934
5.751% due 09/01/2036 •		2	2
5.828% due 07/15/2036 •		16	16
5.882% due 10/01/2036 •		2	2
5.898% due 05/15/2032 - 09/15/2042 •		105	104
6.048% due 12/15/2037 •		19	19
6.068% due 10/15/2037 •		34	34
7.588% due 07/01/2036 •		5	5
Ginnie Mae
0.073% due 10/16/2053 ~(a)		89	0
5.744% due 10/20/2043 •		234	223
5.853% due 02/20/2049 •		357	350
6.246% due 08/20/2068 •		573	566
Ginnie Mae, TBA 3.500% due 08/01/2054		65,500	58,853
U.S. Small Business Administration
4.840% due 05/01/2025		1	1

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	2	2
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	2	2
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	356	316
4.000% due 09/01/2048 - 08/01/2052	2,012	1,845
4.500% due 07/01/2052 - 09/01/2052	953	900
6.000% due 02/01/2054	100	100
6.500% due 10/01/2053 - 02/01/2054	556	567
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054	44,400	40,631
4.500% due 08/01/2054	103,500	97,609
5.000% due 08/01/2054	27,500	26,576
5.500% due 08/01/2054	38,000	37,476
6.000% due 08/01/2054	63,000	63,155
6.500% due 08/01/2054	54,000	54,932

Total U.S. Government Agencies (Cost $392,783)		391,289

U.S. TREASURY OBLIGATIONS 107.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	81,927	79,700
0.125% due 10/15/2025	49,055	47,448
0.125% due 04/15/2026 (k)	23,275	22,238
0.125% due 07/15/2026	71,995	68,835
0.125% due 10/15/2026 (i)(k)	66,773	63,568
0.125% due 04/15/2027 (i)	72,729	68,444
0.125% due 01/15/2030 (i)	124,107	111,738
0.125% due 07/15/2030 (i)	105,403	94,349
0.125% due 01/15/2031 (i)	98,069	86,600
0.125% due 07/15/2031 (i)	97,332	85,505
0.125% due 01/15/2032 (i)	115,020	99,625
0.125% due 02/15/2051 (m)	18,797	10,885
0.125% due 02/15/2052	18,582	10,567
0.250% due 01/15/2025	5,030	4,926
0.250% due 07/15/2029 (i)	69,616	63,945
0.250% due 02/15/2050	29,998	18,338
0.375% due 07/15/2025 (i)	155,337	151,450
0.375% due 01/15/2027 (i)	103,828	98,710
0.375% due 07/15/2027	52,514	49,845
0.500% due 01/15/2028 (i)	88,453	83,369
0.625% due 01/15/2026 (i)	133,598	129,268
0.625% due 07/15/2032 (i)	143,941	129,130
0.625% due 02/15/2043	36,594	27,508
0.750% due 07/15/2028	83,805	79,657
0.750% due 02/15/2042	40,057	31,326
0.750% due 02/15/2045	53,920	40,434
0.875% due 01/15/2029	22,215	21,051
0.875% due 02/15/2047	50,919	38,277
1.000% due 02/15/2046	42,737	33,385
1.000% due 02/15/2048	31,275	23,972
1.000% due 02/15/2049	23,003	17,492
1.125% due 01/15/2033 (i)	147,242	136,294
1.250% due 04/15/2028 (i)	109,746	106,020
1.375% due 07/15/2033 (i)	130,376	123,168
1.375% due 02/15/2044	60,209	51,653
1.500% due 02/15/2053	19,617	16,498
1.625% due 10/15/2027 (i)	111,971	110,170
1.750% due 01/15/2028 (k)(m)	17,916	17,635
1.750% due 01/15/2034	20,601	20,000
2.000% due 01/15/2026 (k)(m)	4,494	4,440
2.125% due 04/15/2029 (i)	21,387	21,418
2.125% due 02/15/2040	17,339	17,178
2.125% due 02/15/2041	20,741	20,584
2.125% due 02/15/2054	25,334	24,658
2.375% due 01/15/2027	37,932	37,921
2.375% due 10/15/2028 (i)	130,400	132,140
3.375% due 04/15/2032 (m)	129	141
3.875% due 04/15/2029 (m)	891	962

Total U.S. Treasury Obligations (Cost $2,875,916)		2,732,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust 6.836% due 07/25/2035 «~	3	2
Alliance Bancorp Trust 5.940% due 07/25/2037 •	1,392	1,161
BAMLL Commercial Mortgage Securities Trust 6.493% due 09/15/2038 •	700	664
Banc of America Funding Trust 4.740% due 05/20/2036 «~	22	19
Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~	22	19

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

4.912% due 07/25/2036 ~		11	9
5.441% due 01/25/2035 «~		5	5
6.290% due 01/25/2035 ~		7	7
Bear Stearns ALT-A Trust 5.240% due 07/25/2035 ~		54	36
BX Trust 6.078% due 04/15/2039 •		3,812	3,741
Chase Mortgage Finance Trust
4.642% due 12/25/2035 ~		1	1
5.673% due 02/25/2037 «~		7	7
6.181% due 02/25/2037 «~		6	5
Citigroup Mortgage Loan Trust
6.238% due 03/25/2034 ~		4	4
7.860% due 11/25/2035 «•		2	2
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,017	814
5.500% due 11/25/2035		9	7
6.000% due 03/25/2037		659	235
6.500% due 09/25/2037		166	62
Countrywide Home Loan Mortgage Pass-Through Trust
4.731% due 11/20/2034 ~		18	16
4.952% due 08/20/2035 ~		102	95
5.500% due 01/25/2035		16	16
6.000% due 04/25/2036		39	19
Countrywide Home Loan Reperforming REMIC Trust 5.800% due 06/25/2035 •		4	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.160% due 10/25/2035 «•		37	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.532% due 10/26/2036 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.923% due 04/25/2047 •		121	103
Eurosail PLC 6.303% due 06/13/2045 •	GBP	71	90
First Horizon Alternative Mortgage Securities Trust
5.788% due 04/25/2035 ~		$15	14
6.000% due 02/25/2037		59	23
Ginnie Mae
6.233% due 07/20/2073 •		18,981	19,044
6.433% due 05/20/2073 •		406	412
GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~		6	5
5.055% due 11/25/2035 «~		4	4
5.057% due 09/25/2035 ~		1	0
6.455% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.713% due 03/19/2037 •		63	56
5.863% due 12/19/2036 •		792	609
5.893% due 05/19/2035 •		41	38
6.073% due 11/19/2035 •		25	16
6.133% due 06/20/2035 •		33	30
IndyMac INDA Mortgage Loan Trust 3.448% due 11/25/2035 ~		13	9
IndyMac INDX Mortgage Loan Trust
5.880% due 07/25/2036 •		75	71
6.020% due 07/25/2035 •		329	231
JP Morgan Alternative Loan Trust
5.860% due 06/25/2037 •		859	310
6.810% due 08/25/2036 þ		107	100
MASTR Adjustable Rate Mortgages Trust 5.994% due 11/21/2034 ~		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.183% due 09/15/2030 «•		2	2
Merrill Lynch Mortgage Investors Trust
5.226% due 06/25/2035 ~		12	11
5.379% due 12/25/2034 ~		4	3
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		458	431
OPEN Trust 8.418% due 10/15/2028 •		3,341	3,387
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.220% due 12/25/2035 •		370	355
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		15	11
6.000% due 09/25/2036 «		39	29
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		139	86
5.750% due 03/25/2037		50	15
6.500% due 09/25/2036		886	308
Structured Adjustable Rate Mortgage Loan Trust
5.206% due 03/25/2036 ~		20	15
6.394% due 11/25/2034 «•		48	41
Structured Asset Mortgage Investments Trust
5.880% due 05/25/2036 •		6	4
6.133% due 05/19/2035 •		3	3

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

Thornburg Mortgage Securities Trust 7.067% due 03/25/2037 •		183	133
WaMu Mortgage Pass-Through Certificates Trust
4.246% due 08/25/2036 ~		1	1
5.399% due 01/25/2035 ~		3	2
5.774% due 06/25/2034 «~		2	2
5.978% due 10/25/2034 ~		2	2
6.200% due 11/25/2034 •		15	14
6.200% due 01/25/2045 •		20	20
6.260% due 01/25/2045 •		18	17
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		9	7
Wells Fargo Mortgage-Backed Securities Trust 6.170% due 04/25/2036 ~		14	13

Total Non-Agency Mortgage-Backed Securities (Cost $34,064)			33,055

ASSET-BACKED SECURITIES 9.0%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		788	788
ACAS CLO Ltd. 6.479% due 10/18/2028 •		1,605	1,607
ACE Securities Corp. Home Equity Loan Trust
6.330% due 05/25/2035 «•		30	30
6.360% due 12/25/2034 •		43	38
6.585% due 04/25/2035 •		2,000	1,709
Adagio CLO DAC 4.626% due 10/15/2031 •	EUR	971	1,035
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		$287	287
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •		1,900	1,903
Anchorage Capital Europe CLO DAC 4.686% due 01/15/2031 •	EUR	3,034	3,246
Apex Credit CLO Ltd. 0.000% due 10/20/2031 •(b)		$2,000	2,000
Apidos CLO 6.489% due 07/18/2029 •		257	257
Aqueduct European CLO DAC 4.537% due 07/20/2030 •	EUR	1,209	1,296
Arbor Realty Commercial Real Estate Notes Ltd.
6.513% due 08/15/2034 •		$3,885	3,853
6.793% due 11/15/2036 •		4,600	4,596
Arbour CLO DAC 5.114% due 05/15/2038 •	EUR	3,500	3,748
Argent Securities Trust 5.940% due 05/25/2035 •		$68	60
Armada Euro CLO DAC 4.626% due 07/15/2031 •	EUR	2,115	2,264
Asset-Backed Securities Corp. Home Equity Loan Trust 5.920% due 11/25/2036 •		$464	444
Bain Capital Euro CLO DAC 4.637% due 01/20/2032 •	EUR	1,884	2,008
Barings CLO Ltd. 6.656% due 01/20/2032 •		$1,514	1,517
Bear Stearns Asset-Backed Securities Trust
6.120% due 02/25/2036 •		946	920
6.460% due 09/25/2046 •		26	23
Blackrock European CLO DAC 4.526% due 10/15/2031 •	EUR	1,552	1,658
BlueMountain Fuji EUR CLO DAC 4.816% due 01/15/2033 •		1,700	1,813
BNC Mortgage Loan Trust 5.780% due 11/25/2036 •		$593	568
BSPDF Issuer Ltd. 6.643% due 10/15/2036 •		5,626	5,486
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	2,297	2,451
Carlyle Euro CLO DAC 4.606% due 01/15/2031 •		2,697	2,893
Carlyle Global Market Strategies CLO Ltd. 6.534% due 08/14/2030 •		$559	560
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031	EUR	3,618	3,857
Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		$1,458	1,459
6.770% due 01/15/2030 •		298	298
CIFC Funding Ltd. 6.589% due 04/18/2031 •		1,125	1,126
Citigroup Mortgage Loan Trust
5.730% due 05/25/2037 •		2,400	2,198
5.955% due 10/25/2036 •		254	246
6.165% due 03/25/2037 •		4,100	3,806
Contego CLO DAC 4.726% due 01/15/2031	EUR	1,139	1,219

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.362% due 11/25/2034 •		$2,920	2,449
5.600% due 07/25/2037 •		68	61
5.650% due 11/25/2037 •		2,379	2,202
5.660% due 09/25/2037 •		18	16
5.740% due 05/25/2035 •		253	242
5.805% due 04/25/2036 ~		70	61
5.940% due 05/25/2036 •		751	618
5.960% due 03/25/2037 •		189	180
6.240% due 11/25/2034 •		19	18
6.315% due 08/25/2034 •		2	2
6.495% due 12/25/2035 •		286	276
Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		2,059	2,061
6.728% due 10/23/2031 •		2,478	2,481
Crown Point CLO Ltd. 6.556% due 10/20/2031 •		1,700	1,703
Cumulus Static CLO DAC 5.499% due 04/25/2033 •	EUR	6,700	7,179
CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •		941	1,007
4.556% due 10/15/2031 •		964	1,031
4.608% due 08/15/2032 •		1,289	1,381
Dryden CLO Ltd. 6.594% due 05/15/2031 •		$463	463
Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	1,479	1,581
4.688% due 05/15/2034 •		1,807	1,934
Dryden Senior Loan Fund 6.570% due 04/15/2028 •		$820	821
Elevation CLO Ltd. 6.535% due 10/25/2030 •		3,801	3,804
Elmwood CLO Ltd. 7.033% due 12/11/2033 •		3,900	3,914
Euro-Galaxy CLO DAC 4.511% due 04/24/2034 •	EUR	299	319
First Franklin Mortgage Loan Trust
6.165% due 11/25/2036 •		$438	418
6.330% due 09/25/2035 •		299	295
Fremont Home Loan Trust
5.600% due 01/25/2037 •		181	92
5.730% due 10/25/2036 •		100	87
5.940% due 10/25/2036 •		649	258
6.300% due 03/25/2035 •		1,701	1,345
GSAMP Trust
5.660% due 11/25/2036 •		86	41
6.195% due 09/25/2035 •		5	5
6.435% due 03/25/2035 •		96	89
Halseypoint CLO Ltd. 6.686% due 07/20/2031 •		476	476
Harvest CLO DAC
4.546% due 10/15/2031 •	EUR	2,841	3,029
4.577% due 10/20/2031 •		1,703	1,821
Hayfin Emerald CLO
0.000% due 07/18/2038 •		4,600	4,940
5.662% due 01/25/2037 •		4,400	4,718
Henley CLO DAC 4.882% due 06/10/2034 •		1,900	2,036
Home Equity Mortgage Loan Asset-Backed Trust
5.194% due 11/25/2034 «•		$20	19
5.680% due 04/25/2037 •		86	64
HSI Asset Securitization Corp. Trust 6.000% due 02/25/2036 •		41	40
ICG U.S. CLO Ltd. 6.666% due 07/22/2031 •		570	571
IndyMac INDB Mortgage Loan Trust 5.600% due 07/25/2036 •		849	268
Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	1,793	1,923
4.516% due 04/15/2030 •		1,321	1,416
4.556% due 04/15/2031 •		800	855
KKR CLO Ltd.
6.540% due 07/15/2030 •		$493	493
6.770% due 01/15/2031 •		1,131	1,132
LCM LP 6.586% due 07/20/2030 •		640	641
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		776	697
Lehman XS Trust 4.857% due 06/25/2036 þ		170	158
LoanCore Issuer Ltd. 6.743% due 07/15/2036 •		548	547
Long Beach Mortgage Loan Trust 5.700% due 08/25/2036 •		71	28
Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	2,110	2,259

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

4.586% due 10/15/2030 •		642	688
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		$28	28
MASTR Asset-Backed Securities Trust 5.800% due 06/25/2036 •		197	176
Merrill Lynch Mortgage Investors Trust
5.880% due 02/25/2037 •		1,315	376
6.180% due 10/25/2035 •		1,223	1,203
6.180% due 05/25/2036 •		4	4
MF1 Ltd. 6.526% due 10/16/2036 •		10,399	10,353
MidOcean Credit CLO
6.616% due 01/29/2030 •		15	15
6.637% due 02/20/2031 •		190	191
MKS CLO Ltd. 6.778% due 01/20/2031 •		260	260
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 10/25/2036 •		524	456
6.360% due 05/25/2034 •		1,413	1,357
6.495% due 07/25/2035 •		397	385
Mountain View CLO LLC 6.629% due 01/16/2031 •		4,830	4,831
Neuberger Berman Loan Advisers CLO Ltd. 6.913% due 10/24/2032 •		6,700	6,681
NovaStar Mortgage Funding Trust 6.165% due 01/25/2036 •		53	52
Octagon Investment Partners Ltd. 6.584% due 02/14/2031 •		956	957
Option One Mortgage Loan Trust
5.600% due 01/25/2037 •		198	125
5.600% due 03/25/2037 •		159	107
5.700% due 04/25/2037 •		2,766	1,326
Ownit Mortgage Loan Trust 5.740% due 09/25/2037 •		4,414	3,782
OZLM Ltd. 6.525% due 10/20/2031 •		314	314
Palmer Square CLO Ltd. 6.579% due 10/17/2031 •		375	375
Palmer Square European Loan Funding DAC 5.328% due 05/15/2033 •	EUR	1,382	1,479
Regatta Funding Ltd. 6.523% due 10/25/2031 •		$1,891	1,894
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		7,262	2,268
6.320% due 06/25/2033 •		1,348	1,178
6.560% due 09/25/2037 •		745	309
Residential Asset Securities Corp. Trust
5.740% due 09/25/2036 •		1,362	1,333
5.940% due 08/25/2036 •		290	265
Rockford Tower Europe CLO DAC 5.220% due 04/24/2037 •	EUR	1,100	1,179
Romark CLO Ltd. 6.618% due 10/23/2030 •		$571	572
Saranac CLO Ltd. 6.748% due 08/13/2031 •		2,883	2,893
Saxon Asset Securities Trust 5.770% due 09/25/2037 •		54	51
Securitized Asset-Backed Receivables LLC Trust
5.960% due 05/25/2036 •		861	447
6.135% due 10/25/2035 •		1,843	1,748
Sound Point CLO Ltd. 6.565% due 07/25/2030 •		423	423
Soundview Home Loan Trust
5.660% due 06/25/2037 •		688	465
6.410% due 10/25/2037 •		91	67
Specialty Underwriting & Residential Finance Trust
5.660% due 04/25/2037 •		2,684	1,944
5.780% due 09/25/2037 •		10,363	5,208
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •		5,956	5,844
Structured Asset Securities Corp. Mortgage Loan Trust
6.030% due 10/25/2036 •		152	149
6.944% due 04/25/2035 •		3	3
TCI-Symphony CLO Ltd. 6.610% due 10/13/2032 •		6,369	6,375
TCW CLO Ltd. 6.555% due 04/25/2031 •		3,026	3,030
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	1,299	1,392
Trinitas CLO Ltd. 6.663% due 01/25/2034 •		$3,300	3,310
Venture CLO Ltd.
6.470% due 04/15/2027 •		3	3
6.486% due 10/20/2028 •		148	148
6.574% due 09/07/2030 •		573	573
6.576% due 07/20/2030 •		3,919	3,925

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

6.636% due 07/20/2030 •		2,649	2,653
6.686% due 01/20/2029 •		819	821
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(b)		2,100	2,100
Vibrant CLO Ltd. 6.626% due 09/15/2030 •		590	591
VMC Finance LLC 7.233% due 02/18/2039 •		8,475	8,454
Voya CLO Ltd. 6.590% due 10/15/2030 •		565	566
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •		17	17
Wells Fargo Home Equity Asset-Backed Securities Trust 7.860% due 12/25/2034 •		137	135
Wind River CLO Ltd. 6.639% due 07/18/2031 •		505	505

Total Asset-Backed Securities (Cost $238,089)			228,191

SOVEREIGN ISSUES 4.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (e)	BRL	31,220	5,442
0.000% due 04/01/2025 (e)		107,000	17,719
Canada Government Bond 4.250% due 12/01/2026 (f)	CAD	1,218	944
France Government International Bond
0.100% due 07/25/2031 (f)	EUR	5,263	5,310
0.250% due 07/25/2024 (f)		11,201	11,989
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		2,425	2,393
1.400% due 05/26/2025 (f)		32,334	34,249
1.800% due 05/15/2036 (f)		912	932
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,453,909	9,457
0.100% due 03/10/2029 (f)		3,365,107	21,972
Peru Government International Bond 5.940% due 02/12/2029	PEN	159	42

Total Sovereign Issues (Cost $126,145)			110,449

		SHARES
COMMON STOCKS 0.5%
CONSUMER STAPLES 0.3%
Hilton Worldwide Holdings, Inc.		17,914	3,909
Marriott International, Inc. 'A'		16,654	4,026

			7,935

REAL ESTATE 0.2%
Howard Hughes Holdings, Inc. (c)		86,234	5,590

Total Common Stocks (Cost $12,311)			13,525

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	222

Total Preferred Securities (Cost $234)			222

REAL ESTATE INVESTMENT TRUSTS 17.5%
REAL ESTATE 17.5%
Alexandria Real Estate Equities, Inc.		52,627	6,156
American Assets Trust, Inc.		137,353	3,074
American Homes 4 Rent 'A'		164,253	6,104
American Tower Corp.		7,050	1,370
Americold Realty Trust, Inc.		466,596	11,917
AvalonBay Communities, Inc.		28,503	5,897
Boston Properties, Inc.		55,797	3,435
Brixmor Property Group, Inc.		74,146	1,712
Camden Property Trust		106,101	11,577
COPT Defense Properties		95,259	2,384
Crown Castle, Inc.		74,171	7,246
CubeSmart		51,357	2,320
DiamondRock Hospitality Co.		863,337	7,295
Digital Realty Trust, Inc.		184,645	28,075
Equinix, Inc.		57,442	43,461
Equity LifeStyle Properties, Inc.		4,010	261
Equity Residential		50,847	3,526

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

Essex Property Trust, Inc.	29,638	8,067
Extra Space Storage, Inc.	93,878	14,590
Federal Realty Investment Trust	84,400	8,522
First Industrial Realty Trust, Inc.	148,445	7,053
Gaming & Leisure Properties, Inc.	128,550	5,812
Healthcare Realty Trust, Inc.	418,900	6,903
Healthpeak Properties, Inc.	792,961	15,542
Highwoods Properties, Inc.	79,000	2,075
Host Hotels & Resorts, Inc.	595,941	10,715
InvenTrust Properties Corp.	155,102	3,840
Invitation Homes, Inc.	247,113	8,869
Kilroy Realty Corp.	97,497	3,039
Kimco Realty Corp.	552,847	10,758
Mid-America Apartment Communities, Inc.	25,382	3,620
National Storage Affiliates Trust	61,632	2,540
Park Hotels & Resorts, Inc.	445,906	6,680
Prologis, Inc.	184,406	20,711
Public Storage	38,222	10,995
Realty Income Corp.	459,173	24,253
Regency Centers Corp.	203,904	12,683
Retail Opportunity Investments Corp.	386,962	4,810
Rexford Industrial Realty, Inc.	46,686	2,082
RLJ Lodging Trust	1,183,907	11,401
Ryman Hospitality Properties, Inc.	111,882	11,173
SBA Communications Corp.	16,570	3,253
Simon Property Group, Inc.	2,589	393
SITE Centers Corp.	288,025	4,176
Sun Communities, Inc.	8,877	1,068
Sunstone Hotel Investors, Inc.	804,885	8,419
Terreno Realty Corp.	80,489	4,763
UDR, Inc.	248,507	10,226
Ventas, Inc.	142,386	7,299
VICI Properties, Inc.	202,899	5,811
Welltower, Inc.	354,300	36,936
WP Carey, Inc.	25,306	1,393

Total Real Estate Investment Trusts (Cost $425,557)		446,280

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.9%
COMMERCIAL PAPER 1.3%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	$300	300
5.510% due 07/11/2024	250	250
5.510% due 07/12/2024	250	249
5.510% due 07/16/2024	950	947
5.510% due 07/17/2024	250	249
5.520% due 07/02/2024	250	250
5.520% due 07/08/2024	250	250
5.560% due 07/09/2024	700	699
Bacardi-Martini BV
5.850% due 07/10/2024	250	250
5.850% due 07/18/2024	250	249
Campbell Soup Co.
5.550% due 08/05/2024	450	447
5.550% due 08/08/2024	350	348
Canadian Natural Resources Ltd. 5.850% due 07/25/2024 (b)	1,000	996
Conagra Brands, Inc. 5.800% due 07/09/2024	350	349
Constellation Brands, Inc.
5.640% due 07/01/2024	250	250
5.640% due 07/15/2024	250	249
5.650% due 07/26/2024	250	249
5.680% due 07/22/2024	250	249
5.680% due 07/29/2024 (b)	250	249
5.700% due 07/08/2024	250	250
5.700% due 07/12/2024	250	249
Constellation Energy Generation LLC 5.540% due 07/09/2024	450	449
Crown Castle, Inc.
5.840% due 07/09/2024	1,300	1,298
5.840% due 07/11/2024	500	499
5.840% due 07/30/2024	350	348
5.840% due 08/01/2024	850	845
Discovery Communications LLC 6.000% due 07/15/2024 (b)	1,250	1,247
Entergy Corp.
5.550% due 07/24/2024	400	398
5.550% due 07/25/2024	250	249

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

5.550% due 08/01/2024	250	249
5.600% due 07/02/2024	250	250
Global Payments, Inc. 5.970% due 07/01/2024	450	450
Intel Corp.
5.500% due 07/18/2024	800	798
5.500% due 07/23/2024	450	448
5.520% due 07/08/2024	1,200	1,198
5.520% due 07/09/2024	1,250	1,248
Intercontinental Exchange, Inc.
5.500% due 07/11/2024	250	249
5.510% due 07/08/2024	250	250
5.510% due 07/16/2024	250	249
5.510% due 07/19/2024	250	249
5.510% due 07/24/2024	250	249
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	500	498
5.510% due 07/19/2024	900	897
5.520% due 08/01/2024	400	398
L3Harris Technologies, Inc.
5.520% due 07/22/2024	500	498
5.520% due 07/24/2024	400	398
5.600% due 07/11/2024	500	499
5.600% due 07/17/2024	400	399
Marathon Oil Corp. 5.830% due 07/05/2024	300	300
Marriott International, Inc.
5.530% due 08/06/2024	250	248
5.530% due 08/13/2024	350	348
Microchip Technology, Inc. 5.500% due 07/12/2024	250	249
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	500	499
5.570% due 07/09/2024	450	449
5.570% due 07/10/2024	550	549
5.570% due 08/13/2024 (b)	500	496
5.580% due 07/11/2024	300	299
5.580% due 08/12/2024	250	248
Parker Hannifin Corp. 5.520% due 08/28/2024	250	248
Penske Truck Leasing Co. LP
5.500% due 07/05/2024	250	250
5.500% due 07/09/2024	250	250
5.510% due 08/02/2024	700	696
5.540% due 08/20/2024	250	248
Southern California Edison Co.
5.600% due 07/01/2024	750	750
5.600% due 07/02/2024	950	949
5.600% due 07/12/2024 (b)	550	549
5.600% due 07/18/2024 (b)	250	249
5.690% due 07/02/2024	250	250
Targa Resources Corp.
6.000% due 07/08/2024	250	250
6.000% due 07/22/2024	1,000	996
VW Credit, Inc.
5.530% due 07/08/2024	250	250
5.530% due 07/10/2024	250	250
5.530% due 07/15/2024	250	249
5.530% due 07/23/2024	250	249
5.550% due 07/16/2024	400	399
5.550% due 08/05/2024	250	249
5.570% due 08/21/2024	250	248

		33,649

REPURCHASE AGREEMENTS (h) 15.3%		389,188

U.S. TREASURY BILLS 1.3%
5.393% due 07/25/2024 - 08/08/2024 (d)(e)(k)(m)	32,253	32,110

Total Short-Term Instruments (Cost $454,816)		436,747

Total Investments in Securities (Cost $4,578,640)		4,425,136

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	6,944,093	67,559

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $67,559)	67,559

Total Investments in Affiliates (Cost $67,559)	67,559

Total Investments 176.4% (Cost $4,646,199)	$4,492,695
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $(988))	9,016
Other Assets and Liabilities, net (76.7)%	(1,954,393)

Net Assets 100.0%	$2,547,318

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.390%	06/28/2024	07/01/2024	$18,200	U.S. Treasury Bonds 2.875% due 05/15/2052	$(18,176)	$18,200	$18,208
5.410	07/01/2024	07/02/2024	104,800	U.S. Treasury Notes 4.250% due 12/31/2025	(104,722)	104,800	104,800
5.430	06/28/2024	07/01/2024	101,600	U.S. Treasury Bonds 2.375% due 11/15/2049	(101,678)	101,600	101,646
FICC	2.600	06/28/2024	07/01/2024	3,776	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(3,852)	3,776	3,777
TOR	4.680	06/24/2024	07/02/2024	CAD	110,000	Province of Ontario 3.450% due 06/02/2045	(55,183)	80,406	80,478
Province of Quebec 3.500% due 12/01/2048	(25,743)
4.680	07/02/2024	07/09/2024	110,000	Province of Quebec 4.250% due 12/01/2043	(81,800)	80,406	80,406

Total Repurchase Agreements	$(391,154)	$389,188	$389,315

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.500%	06/27/2024	07/05/2024	$(21,443)	$(21,456)
CIB	5.420	05/23/2024	07/09/2024	(313,789)	(315,631)
STR	5.450	06/28/2024	07/01/2024	(1,072,426)	(1,072,914)
5.450	07/01/2024	07/02/2024	(1,071,691)	(1,071,691)

Total Reverse Repurchase Agreements	$(2,481,692)

(i)	Securities with an aggregate market value of $1,428,406 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(324,380) at a weighted average interest rate of 5.401%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	113	$565	$61	$30

Total Purchased Options	$61	$30

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas September 2024 Futures	$2.800	08/27/2024	100	$1,000	$(193)	$(354)

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures	$35.000	12/16/2024	57	$57	$(123)	$(131)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	$106.200	07/26/2024	966	$966	$(166)	$(67)

Total Written Options	$(482)	$(552)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2024	426	$32,275	$(69)	$246	$(246)
California Carbon Allowance December Futures	12/2024	602	22,786	(1,164)	60	0
California Carbon Allowance December Futures	12/2025	1,395	56,372	(640)	168	0
Cocoa December Futures	12/2024	67	4,416	550	239	0
Cocoa March Futures	03/2025	2	119	(12)	6	0
Euro-BTP Future September Futures	09/2024	397	49,018	(500)	0	(276)
Euro-Bund September Futures	09/2024	153	21,567	256	3	(69)
Euro-Schatz September Futures	09/2024	256	28,979	63	3	(10)
European Climate Exchange December Futures	12/2024	133	9,610	(561)	114	(37)
Gold 100 oz. August Futures	08/2024	88	20,588	(9)	27	0
Hard Red Winter Wheat December Futures	12/2024	659	19,877	(232)	0	(272)
Hard Red Winter Wheat September Futures	09/2024	10	293	(40)	0	(5)
Iron Ore September Futures	09/2024	1,681	17,822	(1,377)	151	0
Natural Gas September Futures	08/2024	254	6,599	(745)	0	(196)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	5	568	6	0	(2)
U.S. Treasury Long-Term Bond September Futures	09/2024	79	9,347	110	0	(79)
WTI Crude December Futures	11/2025	58	4,232	(54)	0	(13)

$(4,418)	$1,017	$(1,205)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2025	11	$(857)	$12	$3	$0
Brent Crude September Futures	07/2024	9	(765)	0	0	0
Cocoa September Futures	09/2024	69	(5,334)	(566)	0	(316)
Euro-BOBL Future September Futures	09/2024	217	(27,060)	(233)	35	(10)
Euro-BTP Italy Government Bond September Futures	09/2024	151	(16,982)	(3)	11	0
Euro-Buxl 30-Year Bond September Futures	09/2024	261	(36,404)	(513)	375	(56)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	304	(40,084)	354	215	0
Natural Gas August Futures	07/2024	147	(3,823)	475	123	0
New York Harbor September Futures	08/2024	7	(749)	0	0	0
RBOB Gasoline September Futures	08/2024	7	(726)	0	0	0
Silver September Futures	09/2024	140	(20,692)	295	0	(213)
U.S. Treasury 2-Year Note September Futures	09/2024	1,339	(273,449)	(840)	31	0
U.S. Treasury 5-Year Note September Futures	09/2024	1,749	(186,405)	(1,188)	191	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	688	(86,237)	(1,727)	1,140	0
Wheat December Futures	12/2024	659	(19,671)	631	148	0
WTI Crude December Futures	11/2025	47	(3,430)	(181)	11	0
WTI Crude September Futures	08/2024	10	(806)	0	0	0

$(3,484)	$2,283	$(595)

Total Futures Contracts	$(7,902)	$3,300	$(1,800)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	2,480,000	$(65)	$46	$(19)	$21	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	45	320	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		$1,670	0	(29)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		49,500	(2,508)	(1,363)	(3,871)	0	(288)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	1,567	5,783	565	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	228	617	254	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	4,000	(284)	(14)	(298)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(531)	(22)	(553)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(489)	(1)	(490)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(540)	(14)	(554)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(237)	(4)	(241)	0	(2)
Receive	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033		5,646	0	86	86	11	0
Pay(3)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		223,500	4,008	(4,934)	(926)	0	(472)
Receive(3)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		78,200	(3,119)	3,186	67	184	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		7,400	200	(1)	199	4	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(602)	5	(597)	1	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,600	186	(7)	179	7	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,200	(13)	(2)	(15)	1	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		3,900	84	(5)	79	3	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		9,800	156	16	172	0	(10)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		5,400	90	9	99	0	(5)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		5,500	107	9	116	0	(6)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	11	(22)	0	(3)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	44	(75)	0	(10)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	34	(61)	0	(9)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	93	339	0	(32)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,600	345	93	438	0	(32)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	30	103	0	(11)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	48	209	0	(18)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		1,300	(7)	(28)	(35)	9	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		$9,400	10	(57)	(47)	3	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		7,100	8	(43)	(35)	2	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	414	59	473	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	45	276	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	30	197	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	57	361	4	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	82	360	9	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	52	204	6	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(150)	(1,222)	0	(13)
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	421,300	86	689	775	13	0

Total Swap Agreements							$2,472	$(110)	$2,362	$1,137	$(921)

(k)	Securities with an aggregate market value of $22,632 and cash of $13,198 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Future styled option variation margin asset of $15 and liability of $(5) is outstanding at period end.
(2)	Unsettled variation margin asset of $26 and liability of $(40) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2024	NZD	1,450		$888	$5	$0
	08/2024		$888	NZD	1,450	0	(5)
	10/2024		2,455	CNH	17,582	0	(27)
BOA	07/2024	EUR	7,299		$7,895	78	0
	07/2024	KRW	6,747,673		4,930	36	0
	07/2024	SGD	81		60	0	0
	07/2024		$1,513	PLN	6,001	0	(23)
	07/2024		1,456	SGD	1,965	0	(7)
	08/2024	SGD	81		$60	0	0
BPS	07/2024	BRL	5,353		963	5	0
	07/2024	CAD	110,099		80,509	17	0
	07/2024	KRW	6,695,325		4,879	23	0
	07/2024		$8,150	AUD	12,232	10	0
	07/2024		1,064	BRL	5,353	0	(107)
	07/2024		2,682	CAD	3,672	5	(2)
	07/2024		150	EUR	138	0	(2)
	07/2024		203	ILS	751	0	(4)
	07/2024		1,953	NZD	3,179	0	(17)
	07/2024		2,076	PLN	8,292	0	(17)
	07/2024		4,984	SGD	6,760	1	0
	08/2024	AUD	12,232		$8,157	0	(10)
	08/2024	SGD	6,750		4,984	0	(1)
	09/2024	CNH	64,524		9,005	115	0
	09/2024	TWD	200,657		6,236	48	0
	09/2024		$1,556	INR	130,201	2	0
	10/2024	CNH	24,934		$3,482	38	0
BRC	07/2024	DKK	37,217		5,418	74	0
	07/2024	KRW	391,575		287	3	0
	07/2024	MXN	14,608		791	0	(6)
	07/2024	PLN	16		4	0	0
	07/2024	SGD	1,893		1,402	6	0
	07/2024	THB	1,835		50	0	0
	07/2024		$912	CAD	1,248	1	0
	07/2024		81	NOK	848	0	(1)
	07/2024		3,399	PLN	13,441	0	(61)
	08/2024	EUR	1,423		$1,525	0	(1)
	08/2024		$524	CAD	717	1	0
	09/2024	MXN	28,545		$1,513	0	(29)
CBK	07/2024	BRL	27,732		4,989	28	0
	07/2024	CAD	110,113		80,388	0	(101)
	07/2024	CHF	1,283		1,410	0	(18)
	07/2024	EUR	6,275		6,728	8	0
	07/2024		$5,089	BRL	27,732	0	(128)
	07/2024		256	EUR	239	0	0
	07/2024		5,159	GBP	4,056	0	(32)
	07/2024		1,472	PLN	5,805	0	(30)
	07/2024		18	ZAR	338	0	0
	08/2024	BRL	27,825		$5,089	130	0
	09/2024	TWD	76,504		2,374	14	0
	09/2024		$7,273	INR	608,052	4	(3)
FAR	07/2024	AUD	11,549		$7,694	0	(10)
	07/2024	EUR	103,810		113,065	1,890	0
	07/2024	JPY	5,047,505		32,322	950	0
	07/2024	NZD	2,786		1,699	2	0
	07/2024		$95	NZD	154	0	(1)
	08/2024		1,699		2,786	0	(2)
GLM	07/2024	BRL	97,000		$18,114	761	0
	07/2024	EUR	271		293	3	0
	07/2024	IDR	328,200		20	0	0
	07/2024	MXN	14,141		762	0	(10)
	07/2024		$17,951	BRL	97,000	0	(599)
	07/2024		50	KRW	68,698	0	0
	07/2024		1,396	PLN	5,513	0	(26)
	07/2024		3,989	ZAR	72,979	17	0
	08/2024	DKK	112		$16	0	0
	08/2024		$2,274	BRL	11,664	0	(195)
	10/2024	BRL	20,200		$3,974	398	0
	04/2025		104,700		18,790	636	0
JPM	07/2024		78,776		15,488	1,396	0
	07/2024	CHF	766		847	0	(6)
	07/2024	IDR	232,725		14	0	0
	07/2024	KRW	5,148,920		3,733	0	(2)
	07/2024	SGD	6,685		4,966	37	0
	07/2024		$14,208	BRL	78,776	0	(116)
	07/2024		10,853	CHF	9,739	0	(13)
	07/2024		8,068	DKK	56,224	6	0
	07/2024		223	EUR	208	0	0
	07/2024		650	IDR	10,650,250	1	0
	07/2024		499	ILS	1,846	0	(10)
	07/2024		1,849	NZD	3,014	0	(14)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	873	PLN	3,416	0	(25)
07/2024	7,509	ZAR	138,238	79	0
08/2024	CHF	9,703	$10,853	12	0
08/2024	DKK	56,124	8,068	0	(6)
09/2024	INR	99,720	1,190	0	(3)
09/2024	TWD	130,159	4,043	29	0
09/2024	$2,721	BRL	14,873	0	(79)
09/2024	843	INR	70,624	2	0
09/2024	8,738	MXN	158,130	0	(198)
10/2024	CNH	40,262	$5,626	64	0
10/2024	$1,571	CNH	11,222	0	(21)
04/2025	BRL	2,300	$409	10	0
MBC	07/2024	AUD	683	454	0	(2)
07/2024	CAD	18,881	13,867	65	0
07/2024	DKK	96	14	0	0
07/2024	EUR	878	952	11	0
07/2024	NOK	660	62	0	0
07/2024	SGD	66	49	0	0
07/2024	$11,716	CAD	16,041	9	0
07/2024	101	ZAR	1,863	1	0
08/2024	CAD	16,031	$11,716	0	(9)
08/2024	$62	NOK	659	0	0
MYI	07/2024	BRL	17,450	$3,378	257	0
07/2024	KRW	68,835	50	0	0
07/2024	NOK	188	18	0	0
07/2024	$3,139	BRL	17,450	0	(18)
07/2024	5,529	DKK	38,588	13	0
08/2024	DKK	38,519	$5,528	0	(13)
08/2024	$18	NOK	188	0	0
09/2024	TWD	51,778	$1,614	17	0
09/2024	$564	INR	47,141	0	0
10/2024	BRL	11,020	$2,179	228	0
RBC	07/2024	GBP	4,056	5,143	16	0
08/2024	$5,144	GBP	4,056	0	(16)
10/2024	1,843	CNH	13,277	0	(9)
SCX	07/2024	CAD	1,964	$1,433	0	(2)
07/2024	KRW	2,921,765	2,143	23	0
07/2024	$124,845	EUR	116,525	0	(52)
07/2024	ZAR	1,872	$102	0	(1)
08/2024	EUR	116,525	125,029	54	0
09/2024	CNH	24,236	3,378	39	0
09/2024	TWD	75,262	2,334	13	0
09/2024	$6,474	INR	541,826	8	0
TOR	07/2024	CHF	34	$38	0	0
07/2024	NZD	2,112	1,293	7	0
07/2024	$31,569	JPY	5,047,821	0	(194)
08/2024	JPY	5,024,150	$31,569	194	0
08/2024	$1,293	NZD	2,112	0	(7)
UAG	07/2024	CHF	7,661	$8,478	0	(49)
07/2024	DKK	57,610	8,367	94	0
07/2024	ILS	2,348	634	12	0
07/2024	ZAR	23,301	1,284	5	0

Total Forward Foreign Currency Contracts	$8,011	$(2,340)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	29,300	$(354)	$(323)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(184)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	18,400	(239)	(178)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	18,400	(239)	(113)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(238)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(384)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	39,700	(501)	(342)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	39,700	(500)	(278)

Total Written Options	$(3,039)	$(2,040)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	AMZX Index	2,512	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$5,578	$0	$(23)	$0	$(23)
	Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/18/2025	6,402	0	(4)	0	(4)
CIB	Receive	PIMCODB Index	1,659,139	0.000%	Monthly	02/18/2025	332,815	0	1,557	1,557	0
FAR	Receive	AMZX Index	29,615	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	65,759	0	(279)	0	(279)
GST	Receive	BCOMF1NTC Index	14,108	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,777	0	(15)	0	(15)
	Receive	PIMCODB Index	1,708,873	0.000%	Monthly	02/18/2025	178,282	0	842	842	0
JPM	Receive	Alerian Midstream Energy Total Return Index	115,020	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	105,579	0	(624)	0	(624)
	Receive	AMZX Index	15,197	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	33,744	0	(140)	0	(140)
	Receive	JMABNIC5 Index	1,366,681	0.000%	Monthly	02/18/2025	253,374	0	512	512	0
MAC	Receive	PIMCODB Index	1,149,200	0.000%	Monthly	02/18/2025	221,283	0	896	896	0
MYI	Receive	DWRTFT Index	8,390	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	104,800	0	(442)	0	(442)
	Receive	DWRTFT Index	601	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	7,507	0	(21)	0	(21)
	Receive	DWRTFT Index	5,780	5.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/11/2025	72,198	0	(198)	0	(198)
	Receive	DWRTFT Index	5,411	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/25/2025	66,299	0	1,257	1,257	0

								$0	$3,318	$5,064	$(1,746)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Alexandria Real Estate Equities, Inc.	10,000	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	$1,170	$0	$8	$8	$0
	Receive	American Homes 4 Rent	523,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	19,450	0	(79)	0	(79)
	Receive	American Tower Corp.	40,448	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	7,862	0	81	81	0
	Receive	AvalonBay Communities, Inc.	136,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	28,220	0	122	122	0
	Receive	Digital Realty Trust, Inc.	90,100	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	13,700	0	(55)	0	(55)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	Equinix, Inc.	17,500	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	13,240	0	(56)	0	(56)
	Receive	Equity LifeStyle Properties, Inc.	282,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	18,393	0	60	60	0
	Receive	Equity Residential	329,000	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	22,813	0	(90)	0	(90)
	Receive	First Industrial Realty Trust, Inc.	214,600	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	10,196	0	37	37	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	10,321	0	(43)	0	(43)
	Receive	Invitation Homes, Inc.	691,731	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	24,826	0	93	93	0
	Receive	Prologis, Inc.	515,663	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	57,914	0	(239)	0	(239)
	Receive	PSA Treasury Pte Ltd.	97,057	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	27,918	0	(111)	0	(111)
	Receive	Rexford Industrial Realty, Inc.	180,200	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	8,035	0	41	41	0
	Receive	SBA Communications Corp.	31,201	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	6,125	0	(26)	0	(26)
	Receive	Simon Property Group, Inc.	318,900	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	48,409	0	(202)	0	(202)
	Receive	Sun Communities, Inc.	130,882	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	15,750	0	58	58	0
	Receive	Vici Properities, Inc.	515,879	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	14,775	0	269	269	0
	Receive	WP Carey, Inc.	13,700	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/04/2024	754	0	9	9	0

								$0	$(123)	$778	$(901)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.203%	Maturity	10/22/2025	$67,785	$0	$1,010	$1,010	$0

Total Swap Agreements								$0	$4,205	$6,852	$(2,647)

(m)

Securities with an aggregate market value of $1,178 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)							Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2024 (Unaudited)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,369	$0	$14,369
Industrials	0	37	0	37
Utilities	0	307	0	307
U.S. Government Agencies	0	391,289	0	391,289
U.S. Treasury Obligations	0	2,732,465	0	2,732,465
Non-Agency Mortgage-Backed Securities	0	32,913	142	33,055
Asset-Backed Securities	1,219	226,923	49	228,191
Sovereign Issues	0	110,449	0	110,449
Common Stocks
Consumer Staples	7,935	0	0	7,935
Real Estate	5,590	0	0	5,590
Preferred Securities
Banking & Finance	0	222	0	222
Real Estate Investment Trusts
Real Estate	446,280	0	0	446,280
Short-Term Instruments
Commercial Paper	996	32,653	0	33,649
Repurchase Agreements	0	389,188	0	389,188
U.S. Treasury Bills	0	32,110	0	32,110

	$462,020	$3,962,925	$191	$4,425,136
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,559	$0	$0	$67,559

Total Investments	$529,579	$3,962,925	$191	$4,492,695

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,968	2,499	0	4,467
Over the counter	0	14,863	0	14,863

	$1,968	$17,362	$0	$19,330
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,271)	(1,002)	0	(3,273)
Over the counter	0	(7,027)	0	(7,027)

	$(2,271)	$(8,029)	$0	$(10,300)

Total Financial Derivative Instruments	$(303)	$9,333	$0	$9,030

Totals	$529,276	$3,972,258	$191	$4,501,725

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.4% ¤
CORPORATE BONDS & NOTES 10.7%
BANKING & FINANCE 9.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$600	$598
American Honda Finance Corp. 5.914% due 02/12/2025 •		1,200	1,202
Athene Global Funding 5.620% due 05/08/2026		800	801
Bank of America Corp. 6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	302
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		700	703
Bank of Nova Scotia 5.450% due 08/01/2029		800	808
Barclays PLC 6.224% due 05/09/2034 •		1,000	1,025
Citibank NA 5.488% due 12/04/2026		1,900	1,911
Credit Suisse AG AT1 Claim		400	48
Equinix, Inc. 1.550% due 03/15/2028		100	88
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	153
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	400
7.350% due 11/04/2027		200	209
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	187
3.500% due 11/16/2026		500	480
3.615% due 03/15/2028 •		800	765
5.798% due 08/10/2026 •		1,000	1,001
6.430% (SOFRRATE + 1.065%) due 08/10/2026 ~		200	201
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	202
Jackson National Life Global Funding 5.600% due 04/10/2026		500	499
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		200	186
1.578% due 04/22/2027 •		300	280
3.782% due 02/01/2028 •		300	289
3.960% due 01/29/2027 •		400	391
5.040% due 01/23/2028 •		200	199
JPMorgan Chase Bank NA 5.110% due 12/08/2026		400	400
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •(a)		400	399
Morgan Stanley 5.050% due 01/28/2027 •		2,100	2,089
Nomura Holdings, Inc. 5.783% due 07/03/2034 (a)		200	199
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	6,100	862
1.500% due 10/01/2052		6,214	709
Realkredit Danmark AS 1.000% due 04/01/2025		7,000	988
Royal Bank of Canada 4.875% due 01/19/2027		$200	199
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	203
Toyota Motor Credit Corp. 5.860% due 08/22/2024 •		1,000	1,001
UBS AG 7.950% due 01/09/2025		400	404
UBS Group AG 6.246% due 09/22/2029 •		200	206
VICI Properties LP 4.750% due 02/15/2028		100	98
Wells Fargo & Co.
2.188% due 04/30/2026 •		200	194
2.393% due 06/02/2028 •		100	92
3.196% due 06/17/2027 •		400	383

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Wells Fargo Bank NA 6.162% (SOFRRATE + 0.800%) due 08/01/2025 ~		500	502

			22,265

INDUSTRIALS 0.7%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		200	205
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	108
CVS Pass-Through Trust 6.943% due 01/10/2030		$56	56
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		500	499
Hyundai Capital America 6.512% due 08/04/2025 •		800	803

			1,671

UTILITIES 0.6%
Eversource Energy 5.850% due 04/15/2031		700	709
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100
Southern California Edison Co.
4.875% due 02/01/2027		200	198
5.150% due 06/01/2029		400	400

			1,407

Total Corporate Bonds & Notes (Cost $25,075)			25,343

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		350	377

Total Municipal Bonds & Notes (Cost $371)			377

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
4.000% due 04/25/2041		452	425
5.800% due 07/25/2037 - 09/25/2042 •		5	5
5.830% due 07/25/2037 •		6	5
5.850% due 09/25/2035 •		11	11
5.860% due 09/25/2035 •		25	25
6.170% due 06/25/2037 •		49	49
Freddie Mac
5.828% due 03/15/2037 •		51	50
6.148% due 08/15/2037 •		72	72
6.158% due 10/15/2037 •		11	11
6.168% due 05/15/2037 - 09/15/2037 •		81	80
U.S. Small Business Administration 4.430% due 05/01/2029		7	7
Uniform Mortgage-Backed Security
4.500% due 10/01/2052 - 02/01/2053		9,288	8,773
5.000% due 02/01/2053 - 12/01/2053		8,285	8,016
5.500% due 02/01/2053 - 07/01/2053		4,046	3,996
6.500% due 07/01/2026 - 12/01/2053		8,611	8,771
Uniform Mortgage-Backed Security, TBA
5.000% due 07/01/2054		5,700	5,509
5.500% due 07/01/2054 - 08/01/2054		6,700	6,608
6.000% due 08/01/2054		11,700	11,729

Total U.S. Government Agencies (Cost $53,926)			54,142

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024		4,032	3,992
0.125% due 04/15/2025 (h)(j)		728	709
0.125% due 10/15/2025 (j)		483	468
0.250% due 01/15/2025		4,368	4,278
0.375% due 07/15/2025		7,007	6,831
0.625% due 01/15/2026 (j)		660	638
0.625% due 07/15/2032 (h)(j)		1,403	1,259
1.375% due 07/15/2033 (j)		2,581	2,438
1.750% due 01/15/2034		408	396
2.125% due 04/15/2029 (f)		2,635	2,639
U.S. Treasury Notes
0.375% due 09/30/2027 (j)		800	702
0.500% due 10/31/2027 (j)		300	263
0.625% due 11/30/2027 (j)		1,300	1,143
0.625% due 12/31/2027 (j)		100	88
0.750% due 01/31/2028 (f)(h)(j)		5,200	4,566

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $30,783)		30,410

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.5%
Ashford Hospitality Trust 6.401% due 04/15/2035 •	680	675
Atrium Hotel Portfolio Trust 7.126% due 12/15/2036 •	5,000	4,838
Banc of America Mortgage Trust
5.546% due 07/25/2035 ~	16	14
Bear Stearns Adjustable Rate Mortgage Trust
4.743% due 11/25/2034 ~	3	2
Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~	50	29
5.311% due 10/25/2035 ~	83	68
BX Trust
6.078% due 04/15/2039 •	881	865
6.319% due 01/17/2039 •	3,000	2,967
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	667	593
6.585% due 05/25/2055 •	600	601
Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	17	13
4.642% due 12/25/2035 ~	7	6
6.000% due 12/25/2036 «	23	9
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062 þ	1,275	1,275
Colony Mortgage Capital Ltd. 6.921% due 11/15/2038 •	2,900	2,804
Countrywide Alternative Loan Trust
5.840% due 09/25/2046 •	91	84
6.020% due 02/25/2037 •	35	28
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~	20	18
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.120% due 02/25/2036 •	239	231
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	4,880	4,858
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •	2,800	2,806
GSR Mortgage Loan Trust
4.455% due 11/25/2035 ~	30	25
5.057% due 09/25/2035 ~	1	0
6.000% due 02/25/2036	471	188
6.000% due 07/25/2037	120	76
HarborView Mortgage Loan Trust
4.332% due 06/19/2036 ~	114	56
5.793% due 12/19/2036 •	10	9
5.933% due 06/19/2035 •	75	71
5.933% due 12/19/2036 •	220	206
IndyMac INDX Mortgage Loan Trust
4.122% due 06/25/2036 ~	226	191
5.820% due 02/25/2037 •	132	118
JP Morgan Alternative Loan Trust 4.295% due 05/25/2036 ~	115	64
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,500	1,390
6.426% due 02/15/2035 •	873	869
6.517% due 07/05/2033 •	715	683
JP Morgan Mortgage Trust
4.296% due 10/25/2036 ~	51	36
4.625% due 07/25/2063 ~	990	945
4.660% due 10/25/2036 ~	7	4
5.250% due 11/25/2063 ~	815	800
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ	234	233
Lehman Mortgage Trust 6.000% due 09/25/2037	70	64
MASTR Adjustable Rate Mortgages Trust 3.272% due 07/25/2035 ~	16	14
Merrill Lynch Alternative Note Asset Trust 6.060% due 03/25/2037 •	166	40
Merrill Lynch Mortgage Investors Trust
4.902% due 09/25/2035 ~	44	34
5.637% due 05/25/2033 ~	1	1
MFA Trust 5.750% due 11/25/2067 þ	4,248	4,221
Mortgage Equity Conversion Asset Trust 5.600% due 05/25/2042 •	104	102
New Orleans Hotel Trust 6.365% due 04/15/2032 •	2,300	2,260
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	5	3
OBX Trust 6.120% due 11/25/2062 ~	1,925	1,925

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

PRKCM Trust 6.584% due 09/25/2058 þ		1,025	1,030
Residential Accredit Loans, Inc. Trust
5.760% due 02/25/2037 •		111	98
5.800% due 01/25/2037 •		175	146
5.820% due 07/25/2036 •		425	157
5.830% due 08/25/2036 •		196	177
5.840% due 09/25/2036 •		288	259
Structured Adjustable Rate Mortgage Loan Trust
6.553% due 01/25/2035 •		2	2
7.282% due 02/25/2034 ~		1	1
Thornburg Mortgage Securities Trust 7.017% due 06/25/2047 •		77	65
Towd Point Mortgage Funding 0.000% due 07/20/2053 •	GBP	700	886
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		$1,549	1,477
3.750% due 05/25/2058 ~		786	761
3.750% due 09/25/2062		1,176	1,099
Trinity Square PLC 0.000% due 07/15/2059 ~	GBP	500	634
UBS Commercial Mortgage Trust 6.226% due 02/15/2032 •		$369	368
Visio Trust 6.598% due 10/25/2058 þ		1,314	1,318
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/25/2037 ~		32	26
Wells Fargo Mortgage-Backed Securities Trust 6.356% due 12/25/2036 ~		34	33

Total Non-Agency Mortgage-Backed Securities (Cost $45,628)			45,949

ASSET-BACKED SECURITIES 27.6%
ACE Securities Corp. Home Equity Loan Trust 5.580% due 10/25/2036 •		1	0
Albacore Euro CLO Ltd. 4.984% due 10/18/2034 •	EUR	900	964
Ares CLO Ltd. 6.637% due 04/17/2033 •		$1,000	1,003
Bear Stearns Asset-Backed Securities Trust 5.700% due 06/25/2047 •		47	47
BHG Securitization Trust
5.320% due 10/17/2035		274	274
5.930% due 10/17/2035		1,700	1,692
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	2,478	2,653
BMW Canada Auto Trust 5.025% due 04/20/2026	CAD	1,500	1,104
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •		$900	908
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •		859	861
Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	301
5.710% due 07/10/2028		500	501
CBAM Ltd. 6.599% due 04/17/2031 •		2,198	2,200
Citigroup Mortgage Loan Trust
5.640% due 01/25/2037 •		945	671
5.780% due 12/25/2036 •		743	400
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	100
6.130% due 07/15/2026		478	479
Contego CLO DAC 4.912% due 01/25/2034 •	EUR	2,230	2,389
Countrywide Asset-Backed Certificates Trust
5.740% due 04/25/2047 •		$90	86
6.000% due 03/25/2036 •		138	118
CVC Cordatus Loan Fund DAC 5.091% due 10/23/2034 •	EUR	598	640
Diameter Capital CLO Ltd. 6.936% due 04/15/2037 •		$1,000	1,004
Dryden CLO Ltd. 6.990% due 01/15/2031 •		1,600	1,602
Euro-Galaxy CLO DAC 4.778% due 02/15/2034 •	EUR	2,500	2,663
FHF Issuer Trust 5.890% due 06/15/2030		$500	501
Fifth Third Auto Trust 5.800% due 11/16/2026		477	477
First Franklin Mortgage Loan Trust 5.780% due 04/25/2036 •		14	14
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		362	362
Fremont Home Loan Trust 5.780% due 08/25/2036 •		1,879	586

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027		1,100	1,098
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	604
6.270% due 08/16/2027		803	805
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		400	398
GSAMP Trust 5.560% due 12/25/2046 •		278	135
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		1,400	1,382
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		500	499
Long Beach Mortgage Loan Trust
5.760% due 05/25/2036 •		100	52
6.000% due 05/25/2046 •		681	207
Madison Park Funding Ltd. 6.705% due 04/25/2032 •		2,150	2,153
Marlette Funding Trust
5.180% due 11/15/2032		8	8
5.950% due 11/15/2032		600	599
6.070% due 04/15/2033		367	367
Massachusetts Educational Financing Authority 6.559% due 04/25/2038 •		13	13
Master Credit Card Trust 6.183% due 01/21/2027 •		1,400	1,406
MASTR Asset-Backed Securities Trust
5.560% due 01/25/2037 •		2,488	709
5.670% due 05/25/2037 •		554	529
6.040% due 12/25/2035 «•		7	7
Merrill Lynch Mortgage Investors Trust 5.960% due 07/25/2037 •		383	90
Morgan Stanley ABS Capital, Inc. Trust
5.590% due 02/25/2037 •		879	529
5.595% due 11/25/2036 •		787	504
5.670% due 01/25/2037 •		404	184
Morgan Stanley Home Equity Loan Trust 5.560% due 12/25/2036 •		417	199
Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		848	828
6.893% due 07/16/2040 •		1,745	1,752
Nelnet Student Loan Trust
5.900% due 09/27/2066 •		297	297
6.193% due 04/20/2062 •		1,094	1,088
6.640% due 02/20/2041		264	265
7.533% due 02/20/2041 •		264	265
Northwoods Capital Ltd. 6.574% due 11/13/2031 •		1,000	1,003
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		918	919
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		18	18
4.970% due 01/15/2030		24	24
Palmer Square European Loan Funding DAC 5.123% due 08/15/2033 •	EUR	600	642
PRET LLC
1.744% due 07/25/2051 þ		$184	179
1.868% due 07/25/2051 þ		202	199
PRPM LLC 3.720% due 02/25/2027 þ		288	283
Reach ABS Trust 7.050% due 02/18/2031		156	156
Regatta Funding Ltd. 6.649% due 07/17/2031 •		1,561	1,561
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	244
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		235	231
Santander Drive Auto Receivables Trust 5.630% due 01/16/2029		500	501
SBNA Auto Lease Trust 5.390% due 11/20/2026		1,200	1,198
Securitized Asset-Backed Receivables LLC Trust
5.620% due 08/25/2036 •		360	117
5.940% due 07/25/2036 •		194	77
6.420% due 01/25/2036 •		238	217
SG Mortgage Securities Trust 5.600% due 10/25/2036 •		206	183
SLM Private Education Loan Trust 10.193% due 10/15/2041 •		2,018	2,111
SMB Private Education Loan Trust
0.000% due 07/05/2053 •		500	498
1.070% due 01/15/2053		1,343	1,185
3.500% due 12/16/2041		1,100	1,036
5.380% due 01/15/2053		628	627
6.173% due 01/15/2053 •		1,488	1,477

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

6.310% due 09/15/2054 •		919	917
7.183% due 05/16/2050 •		479	488
Soundview Home Loan Trust 6.360% due 10/25/2037 •		569	444
St Paul's CLO DAC 4.648% due 07/17/2030 •	EUR	1,899	2,032
Starwood Mortgage Trust 6.683% due 11/15/2038 •		$2,230	2,192
Structured Asset Securities Corp. Mortgage Loan Trust
5.730% due 07/25/2036 •		13	13
5.800% due 12/25/2036 •		17	16
Theorem Funding Trust 7.600% due 04/15/2029		756	762
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •		1,781	1,773
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		384	385

Total Asset-Backed Securities (Cost $64,284)			65,280

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (c)	BRL	6,600	1,093
Mexico Government International Bond (d)
2.750% due 11/27/2031	MXN	7,397	341
3.000% due 12/03/2026		813	41
4.000% due 11/30/2028		2,195	112

Total Sovereign Issues (Cost $1,640)			1,587

		SHARES
COMMON STOCKS 7.9%
COMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		2,268	94
Walt Disney Co.		2,268	225

			319

CONSUMER DISCRETIONARY 0.2%
Amazon.com, Inc. (b)		2,268	438

CONSUMER STAPLES 0.9%
Coca-Cola Co.		2,268	144
Home Depot, Inc.		2,268	781
McDonald's Corp.		2,268	578
NIKE, Inc. 'B'		2,268	171
Procter & Gamble Co.		2,268	374
Walmart, Inc.		2,268	154

			2,202

ENERGY 0.2%
Chevron Corp.		2,268	355

FINANCIALS 1.3%
American Express Co.		2,268	525
Goldman Sachs Group, Inc.		2,268	1,026
JPMorgan Chase & Co.		2,268	459
Travelers Cos., Inc.		2,268	461
Visa, Inc. 'A'		2,268	595

			3,066

HEALTH CARE 1.0%
Amgen, Inc.		2,268	709
Johnson & Johnson		2,268	331
Merck & Co., Inc.		2,268	281
UnitedHealth Group, Inc.		2,268	1,155

			2,476

INDUSTRIALS 0.8%
3M Co.		2,268	232
Boeing Co. (b)		2,268	413
Caterpillar, Inc.		2,268	755

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Honeywell International, Inc.	2,268	484

		1,884

INFORMATION TECHNOLOGY 3.3%
Apple, Inc.	2,268	478
Cisco Systems, Inc.	2,268	108
Intel Corp.	2,268	70
International Business Machines Corp.	2,268	392
Microsoft Corp.	2,268	1,014
NVIDIA Corp.	42,478	5,248
Salesforce, Inc.	2,268	583

		7,893

MATERIALS 0.1%
Dow, Inc.	2,268	120

Total Common Stocks (Cost $18,527)		18,753

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.0%
COMMERCIAL PAPER 3.3%
Alimentation Couche-Tard, Inc. 5.500% due 07/03/2024	$250	250
Conagra Brands, Inc. 5.800% due 07/09/2024	250	250
Constellation Brands, Inc.
5.610% due 07/23/2024	250	249
5.660% due 07/19/2024	250	249
Crown Castle, Inc.
5.840% due 07/30/2024	250	249
5.840% due 08/01/2024	250	249
Discovery Communications LLC 6.000% due 07/15/2024 (a)	250	249
Entergy Corp.
5.550% due 07/18/2024	300	299
5.550% due 08/01/2024	250	249
Global Payments, Inc. 5.970% due 07/01/2024	400	400
Intel Corp. 5.520% due 07/08/2024	1,000	998
Intercontinental Exchange, Inc. 5.510% due 07/08/2024	250	250
Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	250	249
5.510% due 07/19/2024	250	249
L3Harris Technologies, Inc.
5.520% due 07/22/2024	250	249
5.520% due 07/24/2024	250	249
5.600% due 07/17/2024	250	249
Marriott International, Inc.
5.530% due 08/06/2024	250	248
5.530% due 08/13/2024	250	248
Parker Hannifin Corp. 5.520% due 08/27/2024	250	248
Penske Truck Leasing Co. LP 5.500% due 07/05/2024	250	250
Southern California Edison Co. 5.600% due 07/08/2024	550	549
Targa Resources Corp. 6.000% due 07/19/2024	250	249
VW Credit, Inc.
5.530% due 07/09/2024	250	250
5.530% due 07/10/2024	250	249

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

5.550% due 07/16/2024	250	249

		7,726

REPURCHASE AGREEMENTS (e) 0.7%		1,536

Total Short-Term Instruments (Cost $9,266)		9,262

Total Investments in Securities (Cost $249,500)		251,103

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short Asset Portfolio	1,097,913	10,709

Total Short-Term Instruments (Cost $10,679)		10,709

Total Investments in Affiliates (Cost $10,679)		10,709

Total Investments 110.9% (Cost $260,179)		$261,812
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $2,968)		776
Other Assets and Liabilities, net (11.2)%		(26,420)

Net Assets 100.0%		$236,168

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,536	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,567)	$1,536	$1,536

Total Repurchase Agreements	$(1,567)	$1,536	$1,536

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.500%	06/26/2024	07/03/2024	$(611)	$(611)

Total Reverse Repurchase Agreements	$(611)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	5.450%	06/13/2024	07/25/2024	$(971)	$(974)

Total Sale-Buyback Transactions	$(974)

(f)	Securities with an aggregate market value of $1,575 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(382) at a weighted average interest rate of 5.405%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	81	$16,542	$28	$0	$(2)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini DJIA Index September Futures	09/2024	68	$(13,419)	$(141)	$28	$0
Euro-Bund September Futures	09/2024	3	(423)	(5)	1	0
Euro-Buxl 30-Year Bond September Futures	09/2024	1	(139)	(3)	1	0
U.S. Treasury 10-Year Note September Futures	09/2024	5	(550)	(2)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	1	(118)	0	1	0

$(151)	$32	$0

Total Futures Contracts	$(123)	$32	$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.565%	EUR	100	$0	$2	$2	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	$400	57	4	61	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	300	(3)	6	3	0	0

$54	$12	$66	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$1,000	$70	$(6)	$64	$0	$(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	39,500	849	(29)	820	0	(3)

$919	$(35)	$884	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$4	$3	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	555,000	(4)	2	(2)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$18,500	273	(35)	238	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	8,460	(89)	(31)	(120)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026	7,300	72	41	113	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	14,300	(33)	198	165	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	9,100	43	312	355	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	22,400	1,464	162	1,626	117	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	2,200	164	(62)	102	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	300	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	300	(1)	3	2	0	(2)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		800	(2)	9	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		300	(1)	6	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		300	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,900	22	11	33	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		300	(1)	0	(1)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		200	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	322	464	42	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		300	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		300	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	21	19	7	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	400	(1)	16	15	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		300	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		200	(1)	12	11	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	25	23	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	2	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		4,200	69	(86)	(17)	0	(9)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,800	(94)	96	2	4	0
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026	CAD	9,800	0	(3)	(3)	1	0

							$2,002	$975	$2,977	$247	$(32)

Total Swap Agreements							$2,975	$952	$3,927	$247	$(36)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

(h)						Securities with an aggregate market value of $2,317 and cash of $2,319 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2024	CHF	14		$16	$0	$0
	07/2024	HKD	3,058		392	0	0
	07/2024	KRW	1,447,873		1,058	8	0
	07/2024	SGD	13		10	0	0
	07/2024		$361	PLN	1,431	0	(5)
	07/2024		349	SGD	471	0	(2)
BPS	07/2024	CAD	3,345		$2,444	0	(1)
	07/2024	EUR	192		209	3	0
	07/2024	GBP	2,703		3,453	36	0
	07/2024	KRW	1,436,640		1,047	5	0
	07/2024	NZD	143		88	1	0
	07/2024		$2,800	AUD	4,202	3	0
	07/2024		51	ILS	188	0	(1)
	07/2024		401	NZD	652	0	(3)
	07/2024		556	PLN	2,221	0	(5)
	07/2024		1,300	SGD	1,762	0	0
	08/2024	AUD	4,202		$2,802	0	(3)
	08/2024	SGD	1,760		1,300	0	0
	09/2024	CNH	12,444		1,737	23	0
	09/2024	TWD	41,556		1,291	10	0
	09/2024		$351	INR	29,400	0	0
	10/2024	CNH	8,127		$1,135	12	0
	10/2024		$959	CNH	6,864	0	(11)
BRC	07/2024	AUD	114		$75	0	(1)
	07/2024	DKK	4,174		608	8	0
	07/2024	KRW	103,046		76	1	0
	07/2024	MXN	3,607		195	0	(2)
	07/2024	NOK	2,313		220	3	0
	07/2024	SGD	280		207	1	0
	07/2024		$1,049	PLN	4,143	0	(20)
	08/2024	AUD	105		$70	0	0
	09/2024	MXN	6,152		326	0	(6)
BSH	07/2024	BRL	3,700		734	72	0
	07/2024		$666	BRL	3,700	0	(4)
CBK	07/2024	BRL	5,669		$1,020	6	0
	07/2024	CAD	1,441		1,049	0	(4)
	07/2024	CHF	422		464	0	(6)
	07/2024	EUR	373		401	1	0
	07/2024	JPY	14,500		92	2	0
	07/2024	SEK	7,618		717	0	(1)
	07/2024		$1,040	BRL	5,669	0	(26)
	07/2024		343	PLN	1,354	0	(7)
	08/2024	BRL	5,688		$1,040	27	0
	09/2024	TWD	15,567		483	3	0
	09/2024		$1,514	INR	126,540	1	(1)
	09/2024		134	MXN	2,538	3	0
FAR	07/2024	AUD	4,497		$2,996	0	(4)
	07/2024	EUR	16,991		18,506	309	0
	07/2024	JPY	735,691		4,711	138	0
	07/2024	NZD	1,347		822	1	0
	07/2024		$4,368	JPY	695,998	0	(42)
	07/2024		65	NZD	105	0	(1)
	08/2024	JPY	692,732		$4,368	42	0
	08/2024		$822	NZD	1,347	0	(1)
GLM	07/2024	BRL	5,900		$1,097	41	0
	07/2024	EUR	75		81	1	0
	07/2024	MXN	3,193		172	0	(2)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

07/2024	$1,093	BRL	5,900	0	(37)
07/2024	813	ZAR	14,883	4	0
08/2024	829	BRL	4,254	0	(71)
09/2024	591	TRY	20,967	4	0
10/2024	112	CNH	802	0	(1)
04/2025	BRL	6,500	$1,167	40	0
04/2025	DKK	4,200	621	8	0
JPM	07/2024	BRL	1,600	307	20	0
07/2024	CHF	158	175	0	(1)
07/2024	KRW	1,104,824	801	0	0
07/2024	SGD	1,954	1,452	11	0
07/2024	$273	AUD	409	0	0
07/2024	288	BRL	1,600	0	(2)
07/2024	4,141	CHF	3,716	0	(5)
07/2024	904	DKK	6,299	1	0
07/2024	163	IDR	2,666,895	0	0
07/2024	100	ILS	369	0	(2)
07/2024	450	NZD	733	0	(3)
07/2024	179	PLN	698	0	(5)
07/2024	1,531	ZAR	28,192	16	0
08/2024	CHF	3,703	$4,141	5	0
08/2024	DKK	6,287	904	0	(1)
09/2024	TWD	26,486	823	6	0
09/2024	$166	BRL	906	0	(5)
09/2024	186	INR	15,596	0	0
09/2024	1,216	MXN	22,009	0	(28)
10/2024	CNH	11,505	$1,608	18	0
10/2024	$355	CNH	2,537	0	(5)
04/2025	BRL	100	$18	0	0
MBC	07/2024	$3,498	CAD	4,789	3	0
07/2024	167	EUR	155	0	(1)
07/2024	3,420	GBP	2,703	0	(3)
07/2024	169	NOK	1,799	0	0
08/2024	CAD	4,785	$3,498	0	(3)
08/2024	GBP	2,703	3,420	3	0
08/2024	NOK	1,798	169	0	0
MYI	07/2024	BRL	4,667	904	69	0
07/2024	PLN	623	158	4	0
07/2024	$840	BRL	4,667	0	(5)
07/2024	131	CHF	117	0	(1)
07/2024	619	DKK	4,323	1	0
07/2024	342	JPY	53,600	0	(9)
07/2024	48	NOK	514	0	0
07/2024	722	SEK	7,627	0	(2)
08/2024	DKK	4,315	$619	0	(1)
08/2024	JPY	830,000	5,389	204	0
08/2024	NOK	513	48	0	0
08/2024	SEK	7,616	722	3	0
09/2024	TWD	10,536	328	3	0
09/2024	$112	INR	9,400	0	0
04/2025	DKK	4,700	$694	8	0
NGF	08/2024	$5,439	JPY	830,000	0	(253)
SCX	07/2024	KRW	814,106	$597	7	0
07/2024	$18,724	EUR	17,476	0	(8)
08/2024	EUR	17,476	$18,751	8	0
09/2024	CNH	3,489	486	6	0
09/2024	TWD	21,002	653	5	0
09/2024	$1,528	INR	127,905	2	0
UAG	07/2024	CHF	3,241	$3,586	0	(21)
07/2024	DKK	6,460	938	11	0
07/2024	ILS	979	264	5	0
04/2025	DKK	4,200	620	7	0

Total Forward Foreign Currency Contracts	$1,243	$(632)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	07/17/2024	13,600	$5	$8
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/17/2024	13,500	8	10
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/13/2025	13,500	12	21

Total Purchased Options	$25	$39

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	200	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	200	(1)	(1)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	700	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	400	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	0
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	400	(1)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	300	(1)	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	200	0	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	200	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	200	0	(1)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	100	0	(1)

Total Written Options	$(32)	$(24)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	5,809	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	$69,169	$0	$296	$296	$0
BPS	Receive	RADMFXNT Index	8,671	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	15,309	0	(62)	0	(62)
Receive	RADMFENT Index	1,541	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	2,607	0	(11)	0	(11)
Receive	RADMFENT Index	503	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	851	0	(4)	0	(4)
Receive	RADMFENT Index	2,615	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	4,423	0	(19)	0	(19)
Receive	RADMFENT Index	1,611	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/16/2025	2,725	0	(7)	0	(7)
BRC	Pay	S&P 500 Total Return Index	48	5.785% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	572	0	2	2	0
GST	Pay	S&P 500 Total Return Index	603	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	7,180	0	25	25	0
JPM	Receive	RADMFENT Index	10,786	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	18,244	0	(73)	0	(73)
Receive	RU20INTR Index	89	5.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	979	0	(4)	0	(4)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

	Receive	ERADXULT Index	3,958	6.055% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	9,984	0	(45)	0	(45)
	Receive	RADMFENT Index	904	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	1,596	0	(5)	0	(5)
MEI	Receive	ERAEMLT Index	473	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/05/2025	2,319	0	(13)	0	(13)
	Receive	ERAEMLT Index	1,963	6.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	9,623	0	(42)	0	(42)
MYI	Receive	ERAUSST Index	397	5.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	2,683	0	(11)	0	(11)
	Receive	ERADXULT Index	384	5.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	969	0	(4)	0	(4)
	Receive	NDDUEAFE Index	3,136	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	25,714	0	(99)	0	(99)
	Receive	NDDUEAFE Index	258	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025	2,115	0	(6)	0	(6)
RBC	Receive	RU20INTR Index	88	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2025	968	0	(4)	0	(4)
	Receive	RU20INTR Index	81	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/19/2025	891	0	(4)	0	(4)
UAG	Receive	ERAUSST Index	27	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	182	0	(1)	0	(1)

								$0	$(91)	$323	$(414)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	NVIDIA Corp.	42,478	5.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/26/2024	$5,248	$0	$0	$0	$0

Total Swap Agreements								$0	$(91)	$323	$(414)

(j)

Securities with an aggregate market value of $3,910 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$22,265	$0	$22,265
Industrials	0	1,671	0	1,671
Utilities	0	1,407	0	1,407
Municipal Bonds & Notes
Washington	0	377	0	377
U.S. Government Agencies	0	54,142	0	54,142
U.S. Treasury Obligations	0	30,410	0	30,410
Non-Agency Mortgage-Backed Securities	0	45,940	9	45,949
Asset-Backed Securities	0	65,273	7	65,280
Sovereign Issues	0	1,587	0	1,587
Common Stocks
Communication Services	319	0	0	319
Consumer Discretionary	438	0	0	438
Consumer Staples	2,202	0	0	2,202
Energy	355	0	0	355
Financials	3,066	0	0	3,066
Health Care	2,476	0	0	2,476
Industrials	1,884	0	0	1,884
Information Technology	7,893	0	0	7,893
Materials	120	0	0	120
Short-Term Instruments
Commercial Paper	0	7,726	0	7,726
Repurchase Agreements	0	1,536	0	1,536

	$18,753	$232,334	$16	$251,103
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,709	$0	$0	$10,709

Total Investments	$29,462	$232,334	$16	$261,812

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	249	0	279
Over the counter	0	1,605	0	1,605

	$30	$1,854	$0	$1,884
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(38)	0	(38)
Over the counter	0	(1,070)	0	(1,070)

	$0	$(1,108)	$0	$(1,108)

Total Financial Derivative Instruments	$30	$746	$0	$776

Totals	$29,492	$233,080	$16	$262,588

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.0% ¤
BRAZIL 6.7%
CORPORATE BONDS & NOTES 1.4%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,400	$1,387
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		4,560	4,492
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	393

			6,272

SOVEREIGN ISSUES 5.3%
Brazil Government International Bond
6.000% due 04/07/2026		200	201
6.125% due 03/15/2034		5,000	4,814
7.125% due 05/13/2054		10,000	9,683
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (c)	BRL	31,000	5,404
0.000% due 04/01/2025 (c)		19,300	3,196

			23,298

Total Brazil (Cost $30,899)			29,570

CHILE 4.2%
CORPORATE BONDS & NOTES 0.8%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	785
Banco Santander Chile 2.700% due 01/10/2025		700	688
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	458
4.700% due 05/07/2050		2,000	1,638

			3,569

SOVEREIGN ISSUES 3.4%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,392
3.100% due 01/22/2061		$500	310
4.340% due 03/07/2042		5,000	4,323
4.850% due 01/22/2029		3,000	2,968

			14,993

Total Chile (Cost $19,909)			18,562

COLOMBIA 7.0%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol SA
5.375% due 06/26/2026		$560	549
8.375% due 01/19/2036		2,700	2,654

			3,203

SOVEREIGN ISSUES 6.3%
Colombia Government International Bond
3.125% due 04/15/2031		200	158
3.875% due 04/25/2027		19,800	18,684
8.000% due 04/20/2033		8,000	8,298

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

8.000% due 11/14/2035		800	824

			27,964

Total Colombia (Cost $30,975)			31,167

DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,244
5.500% due 01/27/2025		2,000	2,000
5.950% due 01/25/2027		200	199
6.875% due 01/29/2026		400	405

Total Dominican Republic (Cost $5,287)			4,848

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		$1,035	831
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	949

Total India (Cost $2,037)			1,780

INDONESIA 3.1%
CORPORATE BONDS & NOTES 0.5%
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,976
5.375% due 05/05/2045		200	193

			2,169

SOVEREIGN ISSUES 2.6%
Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,470
4.750% due 07/18/2047		755	695
5.125% due 01/15/2045		1,865	1,817
5.250% due 01/17/2042		500	492
5.250% due 01/08/2047		1,249	1,225
5.950% due 01/08/2046		918	974
6.750% due 01/15/2044		2,400	2,753
7.750% due 01/17/2038		1,025	1,262
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	969

			11,657

Total Indonesia (Cost $16,120)			13,826

ISRAEL 3.1%
SOVEREIGN ISSUES 3.1%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,455
3.875% due 07/03/2050		5,000	3,506
5.500% due 03/12/2034		7,000	6,678

Total Israel (Cost $18,492)			13,639

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,248
5.875% due 10/17/2031		2,000	1,936

Total Ivory Coast (Cost $4,744)			4,184

LUXEMBOURG 4.1%
		SHARES
COMMON STOCKS 0.9%
Drillco Holding Lux SA «(a)(e)		123,735	2,892

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Forsea Holding SA «(a)		48,750	1,140

			4,032

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.2%
FORESEA Holding SA 7.500% due 06/15/2030		$2,149	2,003
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		7,000	7,122
6.510% due 02/23/2042		5,000	5,206

			14,331

Total Luxembourg (Cost $16,349)			18,363

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,298
4.550% due 04/21/2050		500	434
4.800% due 04/21/2060		200	177
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	451

Total Malaysia (Cost $3,760)			3,360

MAURITIUS 1.1%
CORPORATE BONDS & NOTES 1.1%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,974
5.950% due 07/29/2026		2,000	1,958

Total Mauritius (Cost $5,032)			4,932

MEXICO 10.1%
CORPORATE BONDS & NOTES 1.3%
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		$2,150	1,670
Petroleos Mexicanos
6.700% due 02/16/2032		498	417
7.690% due 01/23/2050		500	362
10.000% due 02/07/2033		3,100	3,113

			5,562

SOVEREIGN ISSUES 8.8%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	298
2.750% due 11/27/2031 (d)	MXN	200,441	9,226
3.000% due 12/03/2026 (d)		27,798	1,405
4.000% due 11/30/2028 (d)		51,208	2,619
4.000% due 08/24/2034 (d)		214,015	10,470
4.490% due 05/25/2032	EUR	3,000	3,178
4.750% due 04/27/2032		$3,000	2,776
5.000% due 04/27/2051		7,300	5,864
6.000% due 05/07/2036		1,200	1,171
6.400% due 05/07/2054		2,000	1,909

			38,916

Total Mexico (Cost $49,848)			44,478

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	958

Total Paraguay (Cost $1,121)			958

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
2.783% due 01/23/2031		$1,000	861

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.625% due 11/18/2050		2,680	2,610
6.350% due 08/12/2028	PEN	3,500	936

Total Peru (Cost $6,174)			4,407

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond 5.125% due 09/18/2034		$2,000	1,970

Total Poland (Cost $1,970)			1,970

QATAR 4.9%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$700	585

SOVEREIGN ISSUES 4.8%
Qatar Government International Bond
3.400% due 04/16/2025		3,200	3,149
3.750% due 04/16/2030		4,100	3,906
4.000% due 03/14/2029		3,200	3,103
4.400% due 04/16/2050		7,000	6,135
4.500% due 04/23/2028		2,000	1,978
4.817% due 03/14/2049		1,200	1,124
5.103% due 04/23/2048		2,000	1,950

			21,345

Total Qatar (Cost $23,113)			21,930

ROMANIA 3.9%
SOVEREIGN ISSUES 3.9%
Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,512
2.000% due 04/14/2033		3,000	2,414
3.624% due 05/26/2030		3,000	2,952
5.375% due 03/22/2031		3,000	3,191
5.625% due 05/30/2037		6,000	6,203

Total Romania (Cost $17,222)			17,272

SAUDI ARABIA 5.8%
SOVEREIGN ISSUES 5.8%
Saudi Government International Bond
3.250% due 10/26/2026		$400	384
4.000% due 04/17/2025		1,000	988
4.750% due 01/18/2028		5,000	4,945
4.750% due 01/16/2030		5,000	4,919
4.875% due 07/18/2033		5,000	4,886
5.000% due 01/18/2053		2,000	1,765
5.750% due 01/16/2054		8,000	7,816

Total Saudi Arabia (Cost $25,967)			25,703

SERBIA 3.8%
SOVEREIGN ISSUES 3.8%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,734
1.500% due 06/26/2029		5,400	4,921
1.650% due 03/03/2033		150	121
2.050% due 09/23/2036		2,500	1,900
3.125% due 05/15/2027		6,900	7,090

Total Serbia (Cost $21,260)			16,766

SOUTH AFRICA 10.6%
SOVEREIGN ISSUES 10.6%
South Africa Government International Bond
4.875% due 04/14/2026		$200	195
5.750% due 09/30/2049		400	303
10.500% due 12/21/2026	ZAR	809,300	46,169

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Total South Africa (Cost $54,708)		46,667

TURKEY 1.1%
SOVEREIGN ISSUES 1.1%
Turkey Government International Bond 7.625% due 05/15/2034	$5,000	5,044

Total Turkey (Cost $4,916)		5,044

UNITED ARAB EMIRATES 2.1%
SOVEREIGN ISSUES 2.1%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$2,100	1,734
2.700% due 09/02/2070	4,500	2,578
3.125% due 04/16/2030	4,900	4,489
3.875% due 04/16/2050	793	632

Total United Arab Emirates (Cost $12,605)		9,433

UNITED STATES 5.4%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 6.060% due 03/25/2037 •	$178	67
Morgan Stanley Mortgage Loan Trust 6.180% due 04/25/2037 •	203	54

		121

CORPORATE BONDS & NOTES 0.7%
Rio Oil Finance Trust
8.200% due 04/06/2028	416	422
9.750% due 01/06/2027	2,707	2,798

		3,220

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 4.875% due 02/25/2036 ~	4	4
Chase Mortgage Finance Trust 4.675% due 03/25/2037 ~	12	11
Citigroup Mortgage Loan Trust
5.261% due 07/25/2046 ~	8	7
6.238% due 03/25/2034 ~	2	1
Countrywide Home Loan Mortgage Pass-Through Trust
3.681% due 10/20/2035 «~	2	2
4.425% due 09/25/2047 ~	5	4
HarborView Mortgage Loan Trust 6.035% due 08/19/2036 «~	0	1
Luminent Mortgage Trust 5.820% due 12/25/2036 •	6	5
MASTR Adjustable Rate Mortgages Trust 5.940% due 05/25/2037 •	85	35
Merrill Lynch Alternative Note Asset Trust
4.778% due 06/25/2037 ~	78	38
6.060% due 03/25/2037 •	217	52
Merrill Lynch Mortgage-Backed Securities Trust 4.209% due 04/25/2037 ~	15	12
Morgan Stanley Mortgage Loan Trust 6.965% due 06/25/2036 ~	3	2
Sequoia Mortgage Trust 4.898% due 01/20/2047 ~	6	4
WaMu Mortgage Pass-Through Certificates Trust
3.419% due 05/25/2037 ~	19	14
3.767% due 01/25/2037 ~	15	13
3.847% due 04/25/2037 ~	10	9
4.209% due 12/25/2036 ~	32	28
4.256% due 12/25/2036 ~	9	8
4.422% due 09/25/2036 ~	14	11

		261

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
4.625% due 05/15/2054	20,000	20,280

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Total United States (Cost $23,641)		23,882

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (f) 0.1%		446

U.S. TREASURY BILLS 1.9%
5.378% due 07/11/2024 - 09/19/2024 (b)(c)(i)	$8,644	8,570

Total Short-Term Instruments (Cost $9,016)		9,016

Total Investments in Securities (Cost $405,165)		371,757

	SHARES
INVESTMENTS IN AFFILIATES 14.6%
SHORT-TERM INSTRUMENTS 14.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.6%
PIMCO Short-Term Floating NAV Portfolio III	6,629,727	64,501

Total Short-Term Instruments (Cost $64,482)		64,501

Total Investments in Affiliates (Cost $64,482)		64,501

Total Investments 98.6% (Cost $469,647)		$436,258
Financial Derivative Instruments (g)(h) 0.8%(Cost or Premiums, net $644)		3,281
Other Assets and Liabilities, net 0.6%		2,744

Net Assets 100.0%		$442,283

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$2,475	$2,892	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$446	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(455)	$446	$446

Total Repurchase Agreements	$(455)	$446	$446

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	124	$10,883	$80	$0	$(28)
U.S. Treasury 10-Year Note September Futures	09/2024	18	1,980	11	0	(5)

Total Futures Contracts	$91	$0	$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 41 5-Year Index	1.000%	Quarterly	06/20/2029	$2,450	$(1)	$3	$2	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.853%	Maturity	01/02/2025	BRL	30,900	$0	$(186)	$(186)	$0	$(3)
Pay	1-Year BRL-CDI	11.038	Maturity	01/02/2025	82,800	0	(425)	(425)	0	(8)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Year BRL-CDI	11.108	Maturity	01/02/2025	93,300	0	(448)	(448)	0	(9)
Pay	1-Year BRL-CDI	11.228	Maturity	01/02/2025	90,800	0	(386)	(386)	0	(8)
Pay	1-Year BRL-CDI	12.255	Maturity	01/02/2025	290,000	0	(81)	(81)	0	(25)
Pay	1-Year BRL-CDI	12.420	Maturity	01/02/2025	40,000	0	14	14	0	(3)
Pay	1-Year BRL-CDI	12.649	Maturity	01/02/2025	85,000	0	111	111	0	(7)
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027	38,500	0	(285)	(285)	0	(26)
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027	32,100	0	(418)	(418)	0	(22)
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027	132,400	0	(1,648)	(1,648)	0	(89)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027	30,000	0	(12)	(12)	0	(20)
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027	101,000	0	47	47	0	(67)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(345)	270	(75)	24	0

$(345)	$(3,447)	$(3,792)	$24	$(287)

Total Swap Agreements	$(346)	$(3,444)	$(3,790)	$25	$(287)

Cash of $3,887 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	AUD	37,359	$24,891	$0	$(31)
07/2024	NZD	4,292	2,628	14	0
07/2024	$270	NZD	439	0	(2)
08/2024	2,628	4,292	0	(14)
10/2024	14,513	CNH	103,880	0	(163)
BOA	07/2024	EUR	26,493	$28,763	391	0
07/2024	KRW	22,198,166	16,226	125	0
07/2024	SGD	299	220	0	0
07/2024	$3,269	PLN	13,027	0	(34)
07/2024	3,039	SGD	4,102	0	(14)
08/2024	609	TRY	21,310	8	0
09/2024	37,248	INR	3,120,198	76	0
02/2025	CNH	15,704	$2,199	11	0
BPS	07/2024	AUD	1,181	787	0	(1)
07/2024	BRL	11,610	2,308	232	0
07/2024	CAD	280	205	0	0
07/2024	EUR	7,366	7,927	38	0
07/2024	IDR	731,198	45	0	0
07/2024	KRW	22,199,503	16,174	72	0
07/2024	$2,092	BRL	11,610	0	(15)
07/2024	593	CAD	813	1	0
07/2024	20,713	GBP	16,215	0	(216)
07/2024	28,702	IDR	468,748,003	4	(57)
07/2024	752	ILS	2,789	0	(14)
07/2024	7,163	NZD	11,660	0	(61)
07/2024	7,698	PLN	30,569	0	(106)
07/2024	5,196	TRY	175,505	40	0
08/2024	787	AUD	1,181	1	0
09/2024	CNH	246,676	$34,421	435	0
09/2024	MXN	26,306	1,411	0	(9)
09/2024	TWD	1,307,556	40,636	311	0
09/2024	$5,671	INR	474,652	7	0
10/2024	CNH	82,261	$11,489	125	0
10/2024	$2,860	CNH	20,486	0	(30)
12/2024	3,998	28,671	0	(23)
01/2025	CNH	33,431	$4,680	33	0
BRC	07/2024	AUD	901	596	0	(5)
07/2024	MXN	55,395	2,999	0	(24)
07/2024	NOK	1,686	160	2	0
07/2024	PLN	61	15	0	0
07/2024	SGD	7,167	5,307	22	0
07/2024	THB	3,670	100	0	0
07/2024	$4,609	PLN	18,411	0	(36)
07/2024	1,158	SGD	1,567	0	(3)
07/2024	22,677	TRY	780,560	687	0
08/2024	5,418	187,938	26	0
09/2024	MXN	102,536	$5,432	0	(106)
09/2024	TRY	1,022	28	0	(2)
09/2024	$7,257	TRY	260,213	82	0
11/2024	355	13,994	19	0
02/2025	2,199	CNH	15,696	0	(12)
CBK	07/2024	BRL	246,910	$45,313	1,144	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

	07/2024	CHF	4,818		5,295	0	(68)
	07/2024	EUR	5,805		6,229	12	0
	07/2024	GBP	62,446		79,103	165	0
	07/2024	JPY	15,900		99	1	0
	07/2024	KRW	1,504,537		1,103	12	0
	07/2024	PEN	9,471		2,504	40	0
	07/2024		$25,751	AUD	38,702	67	0
	07/2024		44,417	BRL	246,910	0	(248)
	07/2024		1,242	PEN	4,735	0	(10)
	07/2024		8,351	PLN	33,121	0	(125)
	07/2024		111	THB	4,069	0	0
	07/2024		2,340	ZAR	42,544	0	(4)
	08/2024		45,313	BRL	247,739	0	(1,157)
	09/2024	TWD	493,158		$15,301	92	0
	09/2024		$64,591	INR	5,400,034	38	(32)
	01/2025		4,677	CNH	33,387	0	(36)
DUB	07/2024	AUD	1,669		$1,105	0	(9)
	07/2024	BRL	113,173		20,364	119	0
	07/2024	IDR	815,550		50	0	0
	07/2024	KRW	12,041,628		8,752	18	0
	07/2024		$22,510	BRL	113,173	0	(2,265)
	07/2024		1,071	CLP	990,596	0	(19)
	07/2024		8,085	PLN	31,773	0	(194)
	08/2024		4,915	BRL	25,296	0	(406)
	12/2024		41,109	CNH	293,508	0	(402)
GLM	07/2024	BRL	26,100		$5,177	508	0
	07/2024	CAD	47,375		34,601	0	(29)
	07/2024	KRW	15,397		11	0	0
	07/2024	MXN	53,372		2,874	0	(37)
	07/2024	PLN	3,311		816	0	(6)
	07/2024	TRY	1,721		51	0	(1)
	07/2024		$4,802	BRL	26,100	0	(133)
	07/2024		200	KRW	274,759	0	(1)
	07/2024		5,128	PLN	20,259	0	(97)
	07/2024		28,297	TRY	966,699	862	0
	07/2024		1,048	ZAR	19,181	5	0
	08/2024		861	TRY	29,707	7	0
	09/2024		914		36,519	124	0
	10/2024	BRL	20,000		$3,935	394	0
	04/2025		19,300		3,479	133	0
IND	09/2024		$2,224	TWD	71,688	0	(13)
JPM	07/2024	BRL	3,332		$663	66	0
	07/2024	CHF	2,880		3,184	0	(21)
	07/2024	KRW	14,876,356		10,785	0	(6)
	07/2024	SGD	75,580		56,153	415	0
	07/2024		$599	BRL	3,332	0	(3)
	07/2024		40,756	CHF	36,575	0	(47)
	07/2024		1,946	ILS	7,198	0	(39)
	07/2024		21	KRW	28,227	0	0
	07/2024		3,235	PLN	12,654	0	(92)
	07/2024		1,974	ZAR	36,333	21	0
	08/2024	CHF	36,440		$40,756	47	0
	08/2024	SGD	77,384		57,105	0	(47)
	08/2024	TRY	28,943		806	0	(45)
	08/2024		$5,026	NZD	8,248	0	(3)
	08/2024		8,477	TRY	301,968	298	0
	09/2024	INR	1,353		$16	0	0
	09/2024	TWD	839,030		26,061	185	0
	09/2024		$8,217	INR	688,500	19	0
	09/2024		54,475	MXN	985,813	0	(1,235)
	10/2024	CNH	161,551		$22,575	259	0
	10/2024		$2,860	CNH	20,423	0	(38)
	11/2024		221	TRY	8,711	12	0
	12/2024	CNH	28,684		$3,998	21	0
MBC	07/2024	CAD	55,046		40,427	190	0
	07/2024	EUR	120,804		129,642	267	0
	07/2024	JPY	212,735		1,355	33	0
	07/2024	SGD	132		98	1	0
	07/2024		$74,463	CAD	101,952	60	0
	07/2024		95,741	EUR	89,536	148	0
	07/2024		123	NOK	1,312	0	0
	07/2024		1,344	TRY	45,094	12	0
	08/2024	CAD	101,883		$74,463	0	(63)
	08/2024	EUR	89,536		95,881	0	(148)
	08/2024	NOK	1,311		123	0	0
	09/2024	INR	226,099		2,698	0	(7)
	09/2024	TWD	16,617		516	4	0
	12/2024	CNH	51,970		7,281	77	0
	12/2024		$7,281	CNH	51,951	0	(79)
MYI	07/2024	BRL	154,016		$27,706	155	0
	07/2024		$29,817	BRL	154,016	0	(2,265)
	07/2024		35	NOK	375	0	0
	07/2024		7,144	NZD	11,649	0	(49)
	08/2024	NOK	374		$35	0	0
	09/2024	TWD	333,771		10,404	110	0
	09/2024		$5,496	INR	459,569	1	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

10/2024	BRL	11,000	$2,175	228	0
RBC	07/2024	$58,626	GBP	46,231	0	(185)
08/2024	GBP	46,231	$58,636	184	0
10/2024	$4,251	CNH	30,622	0	(21)
RYL	07/2024	NZD	4,957	$3,038	19	0
07/2024	$1,607	AUD	2,408	0	0
SCX	07/2024	EUR	5,865	$6,301	20	0
07/2024	IDR	984,720	60	0	0
07/2024	JPY	650,800	4,081	36	0
07/2024	KRW	11,257,155	8,254	89	0
07/2024	$82,280	EUR	76,797	0	(35)
07/2024	1	MXN	17	0	0
07/2024	13	SGD	17	0	0
07/2024	ZAR	811	$44	0	(1)
08/2024	EUR	76,797	82,401	35	0
09/2024	CNH	103,539	14,432	167	0
09/2024	TWD	503,544	15,620	91	0
09/2024	$10,344	INR	865,789	13	0
12/2024	CNH	272,242	$38,133	376	0
SSB	07/2024	IDR	8,798,796	533	0	(5)
07/2024	$1,512	BRL	8,174	0	(50)
07/2024	1,254	KRW	1,730,370	1	0
TOR	07/2024	CHF	129	$142	0	(1)
07/2024	NZD	6,251	3,829	21	0
07/2024	$5,401	JPY	863,589	0	(33)
08/2024	JPY	859,539	$5,401	33	0
08/2024	$3,829	NZD	6,251	0	(21)
UAG	07/2024	BRL	5,387	$993	29	0
07/2024	CHF	28,768	31,835	0	(185)
07/2024	ILS	10,483	2,829	52	0
07/2024	$969	BRL	5,387	0	(5)
07/2024	22	CHF	20	0	0
07/2024	ZAR	19,380	$1,068	4	0
08/2024	CHF	20	22	0	0
12/2024	CNH	21,247	2,976	29	0

Total Forward Foreign Currency Contracts	$10,331	$(10,999)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	1,650	$198	$420
Call - OTC USD versus CNH	7.325	12/06/2024	800	100	154
Call - OTC USD versus CNH	7.400	12/06/2024	1,200	109	171
Call - OTC USD versus CNH	7.325	01/14/2025	1,900	184	312
Call - OTC USD versus CNH	7.400	01/14/2025	1,300	103	163
Call - OTC USD versus CNH	7.400	01/23/2025	1,300	123	165
BRC	Call - OTC USD versus CNH	7.300	02/14/2025	600	64	91
CBK	Call - OTC USD versus CNH	7.300	01/14/2025	1,300	137	243
Call - OTC USD versus CNH	7.450	02/14/2025	1,300	124	148
DUB	Call - OTC USD versus CNH	7.350	12/12/2024	8,800	915	1,702
Call - OTC USD versus CNH	7.400	12/12/2024	800	74	118
MBC	Call - OTC USD versus CNH	7.350	12/06/2024	1,900	184	347
Call - OTC USD versus CNH	7.375	02/14/2025	1,200	118	163
SCX	Call - OTC USD versus CNH	7.300	02/14/2025	400	41	61

Total Purchased Options	$2,474	$4,258

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.202%	$6,000	$142	$(72)	$70	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	400	(18)	17	0	(1)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	2,800	(134)	120	0	(14)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	700	(62)	53	0	(9)
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	3,000	(31)	44	13	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.202	5,700	136	(69)	67	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	2,110	(100)	98	0	(2)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	2,300	(116)	114	0	(2)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	3,500	(312)	269	0	(43)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530	1,200	(27)	30	3	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	4,500	(401)	345	0	(56)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	12,700	(561)	521	0	(40)

Total Swap Agreements	$(1,484)	$1,470	$153	$(167)

(i)

Securities with an aggregate market value of $3,353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$6,272	$0	$6,272
Sovereign Issues	0	23,298	0	23,298
Chile
Corporate Bonds & Notes	0	3,569	0	3,569
Sovereign Issues	0	14,993	0	14,993
Colombia
Corporate Bonds & Notes	0	3,203	0	3,203
Sovereign Issues	0	27,964	0	27,964
Dominican Republic
Sovereign Issues	0	4,848	0	4,848
India
Corporate Bonds & Notes	0	1,780	0	1,780
Indonesia
Corporate Bonds & Notes	0	2,169	0	2,169
Sovereign Issues	0	11,657	0	11,657
Israel
Sovereign Issues	0	13,639	0	13,639
Ivory Coast
Sovereign Issues	0	4,184	0	4,184
Luxembourg
Common Stocks	0	0	4,032	4,032
Corporate Bonds & Notes	0	14,331	0	14,331
Malaysia
Corporate Bonds & Notes	0	3,360	0	3,360
Mauritius
Corporate Bonds & Notes	0	4,932	0	4,932
Mexico
Corporate Bonds & Notes	0	5,562	0	5,562
Sovereign Issues	0	38,916	0	38,916
Paraguay
Sovereign Issues	0	958	0	958
Peru
Sovereign Issues	0	4,407	0	4,407
Poland
Sovereign Issues	0	1,970	0	1,970
Qatar
Corporate Bonds & Notes	0	585	0	585
Sovereign Issues	0	21,345	0	21,345
Romania
Sovereign Issues	0	17,272	0	17,272
Saudi Arabia
Sovereign Issues	0	25,703	0	25,703
Serbia
Sovereign Issues	0	16,766	0	16,766
South Africa
Sovereign Issues	0	46,667	0	46,667
Turkey
Sovereign Issues	0	5,044	0	5,044

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

United Arab Emirates
Sovereign Issues	0	9,433	0	9,433
United States
Asset-Backed Securities	0	121	0	121
Corporate Bonds & Notes	0	3,220	0	3,220
Non-Agency Mortgage-Backed Securities	0	258	3	261
U.S. Treasury Obligations	0	20,280	0	20,280
Short-Term Instruments
Repurchase Agreements	0	446	0	446
U.S. Treasury Bills	0	8,570	0	8,570

	$0	$367,722	$4,035	$371,757
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,501	$0	$0	$64,501

Total Investments	$64,501	$367,722	$4,035	$436,258

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	14,742	0	14,742

	$0	$14,767	$0	$14,767
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(292)	0	(320)
Over the counter	0	(11,166)	0	(11,166)

	$(28)	$(11,458)	$0	$(11,486)

Total Financial Derivative Instruments	$(28)	$3,309	$0	$3,281

Totals	$64,473	$371,031	$4,035	$439,539

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.3%
Cengage Learning, Inc. 9.538% due 03/22/2031		$300	$301
Chromalloy Corp. 9.058% due 03/27/2031		100	101
CoreLogic, Inc. 8.958% due 06/02/2028		274	271
Cotiviti Co. 7.625% due 05/01/2031		175	174
Cotiviti, Inc. 8.579% due 05/01/2031		249	249
CQP Holdco LP TBD% due 12/31/2030		998	999
Envision Healthcare Corp.
11.186% due 11/03/2028 «		1,056	1,056
14.311% due 07/20/2026 «		4,847	4,847
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «		175	176
Global Medical Response, Inc. TBD% due 10/31/2028		225	219
Gray Television, Inc. 10.580% due 06/04/2029		100	95
Kohler Energy Co. LLC 10.085% due 05/01/2031		175	176
LifePoint Health, Inc.
9.329% due 05/17/2031		100	100
10.056% due 11/16/2028		200	201
Medline Borrower LP 8.094% due 10/23/2028		533	535
Modena Buyer LLC TBD% due 04/18/2031		300	293
MPH Acquisition Holdings LLC 9.859% due 09/01/2028		110	92
Prime Security Services LLC TBD% due 10/13/2030		300	300
PUG LLC 10.094% due 03/15/2030		197	197
SOTERA HEALTH HOLDINGS LLC 8.594% due 05/30/2031		600	600
TGP Holdings III LLC 8.694% due 06/29/2028		100	95
Trans Union LLC
TBD% due 11/16/2026		141	141
TBD% due 06/24/2031		134	134
TransDigm, Inc.
TBD% due 08/24/2028		299	300
7.843% due 02/28/2031		300	301
8.085% due 03/22/2030		299	300
United Airlines, Inc. 8.094% due 02/22/2031		200	200

Total Loan Participations and Assignments (Cost $12,347)			12,453

CORPORATE BONDS & NOTES 78.5%
BANKING & FINANCE 14.3%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031		500	506
AmWINS Group, Inc. 6.375% due 02/15/2029		325	326
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	954
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031		100	101
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	400	439
BGC Group, Inc. 8.000% due 05/25/2028		$100	105
BNP Paribas SA 8.500% due 08/14/2028 •(g)(h)		200	205
Boost Newco Borrower LLC 7.500% due 01/15/2031		300	313
Brandywine Operating Partnership LP 4.550% due 10/01/2029		1,000	872

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Burford Capital Global Finance LLC
6.250% due 04/15/2028	750	726
9.250% due 07/01/2031	500	527
Credit Acceptance Corp. 9.250% due 12/15/2028	125	132
Encore Capital Group, Inc.
8.500% due 05/15/2030	350	357
9.250% due 04/01/2029	100	104
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031	450	460
Freedom Mortgage Corp. 6.625% due 01/15/2027	800	773
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	225	219
9.250% due 02/01/2029	125	125
GGAM Finance Ltd. 6.875% due 04/15/2029	225	230
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	125	116
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	100	105
HAT Holdings LLC 8.000% due 06/15/2027	675	703
HUB International Ltd. 7.250% due 06/15/2030	325	334
Hudson Pacific Properties LP 5.950% due 02/15/2028	300	255
Icahn Enterprises LP 6.250% due 05/15/2026	300	298
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	400	339
Iron Mountain, Inc. 5.625% due 07/15/2032	175	166
Jane Street Group 4.500% due 11/15/2029	1,350	1,268
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	100	103
Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	75	69
7.000% due 07/15/2031 (a)	150	152
Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029	75	76
6.500% due 03/26/2031	150	154
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030	400	367
Navient Corp.
5.000% due 03/15/2027	200	191
6.750% due 06/15/2026	200	201
Newmark Group, Inc. 7.500% due 01/12/2029	700	720
OneMain Finance Corp.
7.500% due 05/15/2031	150	152
9.000% due 01/15/2029	1,425	1,505
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)	150	98
Panther Escrow Issuer LLC 7.125% due 06/01/2031	500	506
Park Intermediate Holdings LLC
4.875% due 05/15/2029	325	305
7.000% due 02/01/2030	25	25
PennyMac Financial Services, Inc.
5.750% due 09/15/2031	500	469
7.125% due 11/15/2030	275	274
7.875% due 12/15/2029	100	103
PRA Group, Inc. 8.875% due 01/31/2030	200	200
Provident Funding Associates LP 6.375% due 06/15/2025	2,653	2,580
RHP Hotel Properties LP 6.500% due 04/01/2032	500	501
Service Properties Trust
4.750% due 10/01/2026	200	188
8.375% due 06/15/2029	600	590
UBS Group AG 9.250% due 11/13/2028 •(g)(h)	100	108
USI, Inc. 7.500% due 01/15/2032	226	230
VFH Parent LLC 7.500% due 06/15/2031	150	151
Vornado Realty LP
2.150% due 06/01/2026	400	369
3.400% due 06/01/2031	100	79

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	156	18

		21,542

INDUSTRIALS 59.8%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	100	102
Acushnet Co. 7.375% due 10/15/2028	25	26
ADT Security Corp. 4.125% due 08/01/2029	400	369
Albertsons Cos., Inc.
4.625% due 01/15/2027	375	363
4.875% due 02/15/2030	475	449
5.875% due 02/15/2028	125	124
Albion Financing SARL 8.750% due 04/15/2027	200	202
Alcoa Nederland Holding BV
4.125% due 03/31/2029	200	186
7.125% due 03/15/2031	100	103
Allegiant Travel Co. 7.250% due 08/15/2027	675	643
Allied Universal Holdco LLC 7.875% due 02/15/2031	300	301
Alta Equipment Group, Inc. 9.000% due 06/01/2029	200	186
Altice Financing SA
5.000% due 01/15/2028	175	133
5.750% due 08/15/2029	250	182
Altice France SA 5.500% due 10/15/2029	1,000	660
AMC Networks, Inc. 10.250% due 01/15/2029	200	197
Amer Sports Co. 6.750% due 02/16/2031	125	125
American Airlines Pass-Through Trust 3.375% due 11/01/2028	55	52
American Airlines, Inc.
5.500% due 04/20/2026	333	331
5.750% due 04/20/2029	1,300	1,266
ams-OSRAM AG 12.250% due 03/30/2029	625	648
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	400	395
Avis Budget Car Rental LLC
4.750% due 04/01/2028	150	138
5.375% due 03/01/2029	75	69
8.000% due 02/15/2031	100	99
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	700	728
B&G Foods, Inc. 8.000% due 09/15/2028	300	305
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,125	1,022
4.000% due 10/15/2030	1,050	925
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	500	512
Bausch Health Cos., Inc.
4.875% due 06/01/2028	300	225
5.750% due 08/15/2027	100	80
6.125% due 02/01/2027	125	104
11.000% due 09/30/2028	225	201
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	1,225	1,188
Block, Inc. 6.500% due 05/15/2032	725	736
Bombardier, Inc.
7.250% due 07/01/2031	800	822
8.750% due 11/15/2030	300	325
Brink's Co.
6.500% due 06/15/2029	75	76
6.750% due 06/15/2032	50	50
Builders FirstSource, Inc. 6.375% due 03/01/2034	325	322
Cable One, Inc. 4.000% due 11/15/2030	550	411
Capstone Borrower, Inc. 8.000% due 06/15/2030	200	207
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	950	882
Carnival Corp. 7.000% due 08/15/2029	2,500	2,593
CCO Holdings LLC
4.250% due 01/15/2034	850	646
4.750% due 02/01/2032	500	410

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.000% due 02/01/2028		1,700	1,591
5.125% due 05/01/2027		500	480
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		1,000	994
Champions Financing, Inc. 8.750% due 02/15/2029		100	103
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	425	436
Chobani LLC 4.625% due 11/15/2028		$1,000	946
Cinemark USA, Inc.
5.250% due 07/15/2028		25	24
5.875% due 03/15/2026		325	322
Civitas Resources, Inc. 8.750% due 07/01/2031		600	643
Cloud Software Group, Inc.
6.500% due 03/31/2029		625	601
8.250% due 06/30/2032		75	76
CNX Midstream Partners LP 4.750% due 04/15/2030		200	180
CNX Resources Corp. 7.250% due 03/01/2032		75	77
Community Health Systems, Inc.
5.250% due 05/15/2030		700	578
6.000% due 01/15/2029		475	420
10.875% due 01/15/2032		250	261
Comstock Resources, Inc.
5.875% due 01/15/2030		100	93
6.750% due 03/01/2029		100	97
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032 (a)		50	51
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		2,586	2,127
Cougar JV Subsidiary LLC 8.000% due 05/15/2032		25	26
Crescent Energy Finance LLC 7.375% due 01/15/2033		225	226
Delek Logistics Partners LP 8.625% due 03/15/2029		225	232
Directv Financing LLC 5.875% due 08/15/2027		800	753
Dufry One BV 2.000% due 02/15/2027	EUR	400	403
Embecta Corp. 5.000% due 02/15/2030		$500	412
Emrld Borrower LP 6.750% due 07/15/2031 (a)		200	203
Endo Finance Holdings, Inc. 8.500% due 04/15/2031		75	77
EnLink Midstream LLC 6.500% due 09/01/2030		700	717
EQM Midstream Partners LP
4.500% due 01/15/2029		100	94
4.750% due 01/15/2031		100	94
6.375% due 04/01/2029		1,050	1,061
EquipmentShare.com, Inc. 8.625% due 05/15/2032		100	104
ESAB Corp. 6.250% due 04/15/2029		100	101
Fertitta Entertainment LLC 6.750% due 01/15/2030		225	198
Fiesta Purchaser, Inc. 7.875% due 03/01/2031		175	181
First Student Bidco, Inc. 4.000% due 07/31/2029		1,000	902
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031		275	282
Frontier Communications Holdings LLC
5.000% due 05/01/2028		400	377
5.875% due 10/15/2027		100	98
8.625% due 03/15/2031		75	77
8.750% due 05/15/2030		25	26
Gap, Inc.
3.625% due 10/01/2029		1,050	910
3.875% due 10/01/2031		25	21
Garda World Security Corp. 6.000% due 06/01/2029		1,100	1,005
Genesee & Wyoming, Inc. 6.250% due 04/15/2032		300	299
GFL Environmental, Inc.
3.500% due 09/01/2028		450	415
6.750% due 01/15/2031		275	281
Global Medical Response, Inc. 0.000% due 10/31/2028		25	25
GN Bondco LLC 9.500% due 10/15/2031		525	490

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

goeasy Ltd. 9.250% due 12/01/2028	500	531
Graham Packaging Co., Inc. 7.125% due 08/15/2028	300	284
Graphic Packaging International LLC 6.375% due 07/15/2032	250	250
Gray Television, Inc.
7.000% due 05/15/2027	200	184
10.500% due 07/15/2029	75	75
GYP Holdings Corp. 4.625% due 05/01/2029	100	93
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	200	190
Herc Holdings, Inc. 6.625% due 06/15/2029	175	178
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	800	693
Hologic, Inc. 3.250% due 02/15/2029	100	90
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	375	381
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	50	52
Imola Merger Corp. 4.750% due 05/15/2029	625	585
Ingevity Corp. 3.875% due 11/01/2028	250	227
Insight Enterprises, Inc. 6.625% due 05/15/2032	100	102
Jazz Securities DAC 4.375% due 01/15/2029	200	186
JELD-WEN, Inc. 4.875% due 12/15/2027	125	118
Kaiser Aluminum Corp.
4.500% due 06/01/2031	100	89
4.625% due 03/01/2028	100	94
Kinetik Holdings LP 6.625% due 12/15/2028	300	305
Kodiak Gas Services LLC 7.250% due 02/15/2029	100	103
LABL, Inc.
5.875% due 11/01/2028	500	457
6.750% due 07/15/2026	500	494
Las Vegas Sands Corp. 3.900% due 08/08/2029	875	801
Legacy LifePoint Health LLC 4.375% due 02/15/2027	25	24
Level 3 Financing, Inc. 11.000% due 11/15/2029	415	425
Life Time, Inc. 5.750% due 01/15/2026	100	100
LifePoint Health, Inc.
10.000% due 06/01/2032	200	205
11.000% due 10/15/2030	600	662
Light & Wonder International, Inc. 7.500% due 09/01/2031	100	103
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	100	93
Madison IAQ LLC 4.125% due 06/30/2028	500	467
Masterbrand, Inc. 7.000% due 07/15/2032	50	51
Match Group Holdings LLC 5.000% due 12/15/2027	100	96
Medline Borrower LP
3.875% due 04/01/2029	800	737
6.250% due 04/01/2029	200	203
MGM Resorts International 6.500% due 04/15/2032	500	498
Michaels Cos., Inc. 5.250% due 05/01/2028	125	100
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	150	151
Molina Healthcare, Inc.
3.875% due 05/15/2032	200	173
4.375% due 06/15/2028	125	118
Moog, Inc. 4.250% due 12/15/2027	100	95
Motion Bondco DAC 6.625% due 11/15/2027	200	194
Murphy Oil USA, Inc. 3.750% due 02/15/2031	100	88
Nabors Industries, Inc. 7.375% due 05/15/2027	100	102
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	400	384

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Nesco Holdings, Inc. 5.500% due 04/15/2029	100	93
New Fortress Energy, Inc.
6.500% due 09/30/2026	150	138
6.750% due 09/15/2025	65	63
8.750% due 03/15/2029	200	183
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	525	545
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	50	48
4.500% due 09/15/2027	300	284
7.250% due 01/15/2029	400	410
Nordstrom, Inc.
4.250% due 08/01/2031	100	89
4.375% due 04/01/2030	125	114
5.000% due 01/15/2044	200	162
Northriver Midstream Finance LP 6.750% due 07/15/2032 (a)	150	150
Novelis Corp. 3.250% due 11/15/2026	100	94
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,075	979
7.250% due 06/15/2031	300	298
Open Text Holdings, Inc. 4.125% due 02/15/2030	300	271
Organon & Co.
4.125% due 04/30/2028	275	256
5.125% due 04/30/2031	825	742
6.750% due 05/15/2034	275	275
7.875% due 05/15/2034	175	180
Parkland Corp.
4.500% due 10/01/2029	200	183
4.625% due 05/01/2030	200	183
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029	100	102
Permian Resources Operating LLC
5.375% due 01/15/2026	25	25
7.000% due 01/15/2032	600	617
8.000% due 04/15/2027	100	102
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	700	556
Petroleos de Venezuela SA
5.375% due 04/12/2027	1,250	153
5.500% due 04/12/2037	1,250	151
Post Holdings, Inc. 5.625% due 01/15/2028	1,000	985
Prime Security Services Borrower LLC 3.375% due 08/31/2027	350	324
PTC, Inc. 4.000% due 02/15/2028	200	189
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	108
Rakuten Group, Inc. 11.250% due 02/15/2027	200	214
Rand Parent LLC 8.500% due 02/15/2030	1,000	1,013
Resorts World Las Vegas LLC 8.450% due 07/27/2030	225	238
Royal Caribbean Cruises Ltd. 5.500% due 08/31/2026	1,200	1,187
Sabre Global, Inc.
8.625% due 06/01/2027	371	342
11.250% due 12/15/2027	320	311
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	225	210
Seadrill Finance Ltd. 8.375% due 08/01/2030	300	314
Sealed Air Corp. 7.250% due 02/15/2031	400	412
Sensata Technologies, Inc. 6.625% due 07/15/2032	425	428
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	880
Sirius XM Radio, Inc.
3.875% due 09/01/2031	400	327
4.000% due 07/15/2028	1,000	904
4.125% due 07/01/2030	300	256
Sotera Health Holdings LLC 7.375% due 06/01/2031	300	301
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	152	168
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	1,050	768
SS&C Technologies, Inc. 6.500% due 06/01/2032	475	479

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Standard Industries, Inc. 4.375% due 07/15/2030		1,000	904
Station Casinos LLC 6.625% due 03/15/2032		550	548
Strathcona Resources Ltd. 6.875% due 08/01/2026		300	297
Sunoco LP
4.500% due 05/15/2029		100	94
7.000% due 05/01/2029		150	154
7.250% due 05/01/2032		175	181
Surgery Center Holdings, Inc. 7.250% due 04/15/2032		200	202
Taseko Mines Ltd. 8.250% due 05/01/2030		100	102
Tenneco, Inc. 8.000% due 11/17/2028		225	205
TK Elevator Holdco GmbH 6.625% due 07/15/2028	EUR	180	186
TopBuild Corp.
3.625% due 03/15/2029		$275	247
4.125% due 02/15/2032		300	264
TransDigm, Inc.
6.375% due 03/01/2029		100	101
6.625% due 03/01/2032		200	202
6.750% due 08/15/2028		400	405
6.875% due 12/15/2030		500	511
Triton Water Holdings, Inc. 6.250% due 04/01/2029		200	193
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		325	320
U.S. Foods, Inc. 7.250% due 01/15/2032		600	623
UKG, Inc. 6.875% due 02/01/2031		500	507
United Rentals North America, Inc. 4.875% due 01/15/2028		800	776
Univision Communications, Inc.
6.625% due 06/01/2027		600	575
8.000% due 08/15/2028		550	537
Vail Resorts, Inc. 6.500% due 05/15/2032		425	430
Valaris Ltd. 8.375% due 04/30/2030		600	622
Vallourec SACA 7.500% due 04/15/2032		175	181
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		800	729
3.875% due 11/01/2033		800	682
4.125% due 08/15/2031		900	808
Venture Global LNG, Inc. 9.875% due 02/01/2032		1,000	1,089
Vertiv Group Corp. 4.125% due 11/15/2028		150	140
Victoria's Secret & Co. 4.625% due 07/15/2029		575	479
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		1,000	979
Viper Energy Partners LP 5.375% due 11/01/2027		200	197
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,425	1,210
Vital Energy, Inc. 7.875% due 04/15/2032		200	203
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		1,000	845
Wand NewCo 3, Inc. 7.625% due 01/30/2032		300	310
Williams Scotsman, Inc. 6.625% due 06/15/2029		375	378
WMG Acquisition Corp. 3.000% due 02/15/2031		750	647
Wrangler Holdco Corp. 6.625% due 04/01/2032		50	50
Wynn Resorts Finance LLC 7.125% due 02/15/2031		750	778
Yum! Brands, Inc. 4.625% due 01/31/2032		800	737
ZF North America Capital, Inc.
6.750% due 04/23/2030		350	357
6.875% due 04/23/2032		300	310
Ziggo BV 4.875% due 01/15/2030		100	89

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

ZipRecruiter, Inc. 5.000% due 01/15/2030		275	239

			90,367

UTILITIES 4.4%
Antero Midstream Partners LP 5.750% due 03/01/2027		400	397
Blue Racer Midstream LLC
7.000% due 07/15/2029		100	102
7.250% due 07/15/2032		100	103
Calpine Corp.
3.750% due 03/01/2031		400	354
4.625% due 02/01/2029		400	371
5.000% due 02/01/2031		700	654
Electricite de France SA 9.125% due 03/15/2033 •(g)		225	245
FORESEA Holding SA 7.500% due 06/15/2030		234	218
Genesis Energy LP
7.875% due 05/15/2032		150	152
8.250% due 01/15/2029		225	232
Hilcorp Energy LP
5.750% due 02/01/2029		175	169
6.000% due 04/15/2030		400	387
6.250% due 11/01/2028		100	99
8.375% due 11/01/2033		50	53
PBF Holding Co. LLC
6.000% due 02/15/2028		100	98
7.875% due 09/15/2030		200	205
Tallgrass Energy Partners LP 7.375% due 02/15/2029		1,100	1,106
Telecom Italia SpA 7.875% due 07/31/2028	EUR	700	819
Vistra Operations Co. LLC
6.875% due 04/15/2032		$300	305
7.750% due 10/15/2031		500	521
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029		25	25

			6,615

Total Corporate Bonds & Notes (Cost $119,396)			118,524

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		130	129

Total Municipal Bonds & Notes (Cost $129)			129

		SHARES
COMMON STOCKS 6.6%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (d)		163,228	230
iHeartMedia, Inc. 'B' «(d)		30,332	30

			260

CONSUMER STAPLES 0.5%
Caesars Entertainment, Inc. (d)		19,463	773

			773

ENERGY 0.7%
California Resources Corp.		14,960	796
Constellation Oil 'B' «(d)(i)		2,866,681	311

			1,107

FINANCIALS 0.9%
Hipotecaria Su Casita SA de CV (d)		78,886	0
Intelsat Emergence SA «(i)		26,145	973
Mr Cooper Group, Inc. (d)		4,374	355

			1,328

HEALTH CARE 3.3%
Amsurg Equity «(d)(i)		78,042	3,864
NVHL SA 'A' «(d)(i)		197,572	113

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NVHL SA 'B' «(d)(i)	197,572	112
NVHL SA 'C' «(d)(i)	197,572	112
NVHL SA 'D' «(d)(i)	197,572	112
NVHL SA 'E' «(d)(i)	197,572	112
NVHL SA 'F' «(d)(i)	197,572	112
NVHL SA 'G' «(d)(i)	197,572	112
NVHL SA 'H' «(d)(i)	197,572	112
NVHL SA 'I' «(d)(i)	197,572	112
NVHL SA 'J' «(d)(i)	197,572	112

		4,985

INDUSTRIALS 1.0%
Forsea Holding SA «(d)	22,653	529
Neiman Marcus Group Ltd. LLC «(d)(i)	7,513	1,015
Voyager Aviation Holdings LLC (d)	136	0

		1,544

Total Common Stocks (Cost $14,800)		9,997

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 (i)	3	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
First Citizens BancShares, Inc. 9.573% (TSFR3M + 4.234%) due 01/04/2027 ~(g)	350,000	355

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500%	814	0

Total Preferred Securities (Cost $617)		355

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (j) 0.3%		524

U.S. TREASURY BILLS 1.1%
5.371% due 08/06/2024 (e)(f)	$1,700	1,691

Total Short-Term Instruments (Cost $2,215)		2,215

Total Investments in Securities (Cost $149,504)		143,673

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Xfit Brands, Inc. «(d)	68,040,639	128

Total Common Stocks (Cost $4,074)		128

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	593,305	5,772

Total Short-Term Instruments (Cost $5,771)		5,772

Total Investments in Affiliates (Cost $9,845)		5,900

Total Investments 99.1% (Cost $159,349)		$149,573
Financial Derivative Instruments (k)(l) 0.1%(Cost or Premiums, net $499)		76

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Other Assets and Liabilities, net 0.8%	1,334

Net Assets 100.0%	$150,983

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$3,864	2.57%
Constellation Oil 'B'	06/10/2022	311	311	0.21
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 02/23/2024	2,449	973	0.65
NVHL SA 'A'	03/09/2012 - 05/01/2013	0	113	0.08
NVHL SA 'B'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'C'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'D'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'E'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'F'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'G'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'H'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'I'	03/09/2012 - 05/01/2013	0	112	0.07
NVHL SA 'J'	03/09/2012 - 05/01/2013	0	112	0.07
Neiman Marcus Group Ltd. LLC	09/25/2020	242	1,015	0.68

$6,263	$7,284	4.82%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$524	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(535)	$524	$524

Total Repurchase Agreements	$(535)	$524	$524

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	66	$13,478	$21	$0	$(2)
U.S. Treasury 5-Year Note September Futures	09/2024	81	8,633	47	1	(7)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	17	1,930	13	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	2	249	(2)	0	0

$79	$1	$(17)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	6	$(846)	$(11)	$3	$0
U.S. Treasury 10-Year Note September Futures	09/2024	9	(990)	4	2	0

$(7)	$5	$0

Total Futures Contracts	$72	$6	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	1.814%	EUR	100	$0	$13	$13	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$2,376	$137	$17	$154	$0	$(2)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	5,300	362	(23)	339	0	(3)

$499	$(6)	$493	$0	$(5)

Total Swap Agreements	$499	$7	$506	$0	$(5)

Cash of $983 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	$353	HKD	2,755	$0	$0
BPS	07/2024	2,165	EUR	2,019	0	(3)
FAR	07/2024	EUR	5,302	$5,774	97	0
GLM	07/2024	$136	EUR	126	0	(1)
JPM	07/2024	EUR	108	$117	1	0
MBC	07/2024	$3,376	EUR	3,157	5	0
08/2024	EUR	3,157	$3,381	0	(5)
SSB	07/2024	$117	EUR	108	0	(2)

Total Forward Foreign Currency Contracts	$103	$(11)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,374	$6,079	$12,453
Corporate Bonds & Notes
Banking & Finance	0	21,524	18	21,542
Industrials	0	90,367	0	90,367
Utilities	0	6,615	0	6,615
Municipal Bonds & Notes
Florida	0	129	0	129
Common Stocks
Communication Services	230	0	30	260
Consumer Staples	773	0	0	773
Energy	796	0	311	1,107
Financials	355	0	973	1,328
Health Care	0	0	4,985	4,985
Industrials	0	0	1,544	1,544
Preferred Securities
Banking & Finance	0	355	0	355
Short-Term Instruments
Repurchase Agreements	0	524	0	524
U.S. Treasury Bills	0	1,691	0	1,691

$2,154	$127,579	$13,940	$143,673
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	128	128
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,772	0	0	5,772

$5,772	$0	$128	$5,900

Total Investments	$7,926	$127,579	$14,068	$149,573

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	3	0	6
Over the counter	0	103	0	103

$3	$106	$0	$109
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	0	(11)	0	(11)

$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$3	$73	$0	$76

Totals	$7,929	$127,652	$14,068	$149,649

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,818	$260	$0	$13	$0	$(12)	$0	$0	$6,079	$(13)
Corporate Bonds & Notes
Banking & Finance	29	0	(11)	0	0	0	0	0	18	(10)
Common Stocks
Communication Services	57	0	0	0	0	(27)	0	0	30	(27)
Energy	311	0	0	0	0	0	0	0	311	0
Financials	717	0	0	0	0	256	0	0	973	256
Health Care	4,926	0	0	0	0	59	0	0	4,985	59
Industrials	1,646	0	0	0	0	(102)	0	0	1,544	(101)

Totals	$13,504	$260	$(11)	$13	$0	$174	$0	$0	$13,940	$164

Investments in Affiliates, at Value
Common Stocks
Consumer Staples	120	0	0	0	0	8	0	0	128	8

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Totals	$13,624	$260	$0	$13	$0	$182	$0	$0	$14,068	$172

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$5,904	Comparable Companies	EBITDA Multiple	X	13.500	—
175	Third Party Vendor	Broker Quote	100.250	—
Corporate Bonds & Notes
Banking & Finance	18	Expected Recovery	Recovery Rate	11.374	—
Common Stocks
Communication Services	30	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Energy	311	Comparable Companies	EBITDA Multiple	X	5.100	—
Financials	973	Comparable Companies	EBITDA Multiple	X	4.240	—
Health Care	3,863	Comparable Companies	EBITDA Multiple	X	13.500	—
1,122	Discounted Cash Flow	Discount Rate	20.000	—
Industrials	1,015	Comparable Companies / Discounted Cash Flow	Revenue multiple/EBITDA multiple/Discount Rate	X/X /%	0.510/6.470/10.000	—
529	Indicative Market Quotation	Broker Quote	$23.375	—
Investments in Affiliates, at Value
Common Stocks
Consumer Staples	128	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate	0.001/20.000	—

Total	$14,068

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
CANADA 1.2%
SOVEREIGN ISSUES 1.2%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$6,687

Total Canada (Cost $6,643)			6,687

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	41,400	5,852
Realkredit Danmark AS
1.000% due 01/01/2025		31,900	4,529
1.000% due 04/01/2025		46,900	6,621

Total Denmark (Cost $17,115)			17,002

UNITED KINGDOM 7.8%
SOVEREIGN ISSUES 7.8%
United Kingdom Gilt 4.375% due 07/31/2054	GBP	36,300	43,770

Total United Kingdom (Cost $45,165)			43,770

UNITED STATES 2.3%
ASSET-BACKED SECURITIES 0.6%
ABFC Trust 6.160% due 06/25/2034 •		$225	219
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •		87	85
Argent Securities Trust 5.640% due 07/25/2036 •		1,194	319
Asset-Backed Securities Corp. Home Equity Loan Trust 5.540% due 05/25/2037 •		34	24
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •		35	33
Credit-Based Asset Servicing & Securitization Trust
3.408% due 01/25/2037 •		249	73
5.580% due 11/25/2036 •		28	13
Home Equity Asset Trust 6.060% due 11/25/2032 «•		1	1
HSI Asset Securitization Corp. Trust 5.560% due 10/25/2036 •		21	8
Long Beach Mortgage Loan Trust 6.020% due 10/25/2034 •		27	26
Merrill Lynch Mortgage Investors Trust 5.620% due 09/25/2037 •		22	4
Morgan Stanley ABS Capital, Inc. Trust
5.520% due 05/25/2037 •		37	33
5.560% due 11/25/2036 •		5,408	2,658
Soundview Home Loan Trust 5.580% due 11/25/2036 •		222	62
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		2	2
Washington Mutual Asset-Backed Certificates Trust 4.483% due 10/25/2036 •		22	7

			3,567

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Bear Stearns ALT-A Trust
4.827% due 08/25/2036 ~		19	12
5.306% due 01/25/2036 ~		240	218
Citigroup Mortgage Loan Trust 5.731% due 08/25/2035 ~		7	6
Countrywide Alternative Loan Trust
5.633% due 02/20/2047 •		2,635	2,022
5.780% due 02/25/2047 •		55	50

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.873% due 03/20/2046 •	216	182
5.980% due 12/25/2035 •	23	20
6.020% due 12/25/2035 •	144	125
6.020% due 02/25/2037 •	68	54
6.060% due 08/25/2035 •	167	152
6.060% due 12/25/2035 •	580	427
6.160% due 09/25/2035 •	582	505
Countrywide Home Loan Mortgage Pass-Through Trust
5.920% due 05/25/2035 •	72	59
6.040% due 03/25/2035 •	250	208
6.040% due 04/25/2035 «•	2	1
6.060% due 03/25/2035 •	29	18
6.100% due 03/25/2035 •	1,485	1,271
6.120% due 02/25/2035 •	5	5
6.220% due 09/25/2034 «•	3	3
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033 «	2	2
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.560% due 10/25/2036 «•	1	1
Downey Savings & Loan Association Mortgage Loan Trust
5.873% due 03/19/2045 •	107	97
5.973% due 08/19/2045 •	78	64
6.113% due 09/19/2045 •	959	514
GreenPoint Mortgage Funding Trust 5.920% due 06/25/2045 •	691	493
HarborView Mortgage Loan Trust
5.933% due 06/19/2035 •	100	95
5.933% due 01/19/2036 •	10	10
5.933% due 03/19/2036 •	671	610
5.953% due 01/19/2036 •	1,154	700
6.073% due 11/19/2035 •	63	41
6.113% due 09/19/2035 •	8	5
6.133% due 06/20/2035 •	30	27
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.769% due 10/25/2035 ~	10	8
Residential Accredit Loans, Inc. Trust 5.649% due 04/25/2046 •	117	30
Sequoia Mortgage Trust
6.153% due 10/19/2026 «•	2	2
6.153% due 07/20/2033 •	159	153
6.423% due 10/20/2034 «•	106	93
Structured Asset Mortgage Investments Trust 6.033% due 07/19/2034 «•	1	1
Thornburg Mortgage Securities Trust 6.000% due 03/25/2044 «•	27	24
WaMu Mortgage Pass-Through Certificates Trust
4.372% due 12/25/2046 •	52	43
4.448% due 02/27/2034 •	2	2
6.040% due 10/25/2045 •	7	7
6.080% due 01/25/2045 •	4	4
6.100% due 01/25/2045 •	5	5
6.100% due 07/25/2045 •	4	4
6.353% due 11/25/2042 •	1	1
6.553% due 08/25/2042 •	3	3
6.653% due 10/25/2046 •	16	14
6.653% due 11/25/2046 •	200	174

		8,565

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
5.558% due 03/25/2034 •	1	1
5.608% due 12/01/2034 •	2	1
5.800% due 09/25/2042 •	14	14
6.000% due 07/25/2044	7	7
6.413% due 11/01/2034 •	6	6
6.633% due 12/01/2030 •	1	1
Freddie Mac
5.610% due 09/25/2035 •	510	489
5.730% due 09/25/2031 •	7	7
6.353% due 10/25/2044 - 02/25/2045 •	39	36
6.500% due 07/15/2028	43	43
6.553% due 07/25/2044 •	7	7
6.710% due 10/01/2036 •	8	8
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2025 ~	2	3
3.750% (H15T1Y + 1.500%) due 10/20/2024 ~	1	1
3.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	4	3
4.000% (H15T1Y + 1.500%) due 09/20/2024 ~	1	1
4.000% due 11/20/2024 - 06/20/2030 •	101	100
4.625% (H15T1Y + 1.500%) due 02/20/2025 ~	2	1
6.000% due 08/20/2034	150	151
U.S. Small Business Administration
4.625% due 02/01/2025	1	1

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.090% due 10/01/2025		1	1

			882

Total United States (Cost $19,571)			13,014

SHORT-TERM INSTRUMENTS 84.4%
REPURCHASE AGREEMENTS (d) 78.0%			438,899

JAPAN TREASURY BILLS 5.9%
0.017% due 10/21/2024 (b)(c)	JPY	5,390,000	33,499

U.S. TREASURY BILLS 0.5%
5.384% due 07/30/2024 - 08/29/2024 (a)(b)(g)		$2,796	2,777

Total Short-Term Instruments (Cost $477,233)			475,175

Total Investments in Securities (Cost $565,727)			555,648

		SHARES
INVESTMENTS IN AFFILIATES 16.5%
SHORT-TERM INSTRUMENTS 16.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.5%
PIMCO Short-Term Floating NAV Portfolio III		9,556,026	92,971

Total Short-Term Instruments (Cost $92,944)			92,971

Total Investments in Affiliates (Cost $92,944)			92,971

Total Investments 115.2% (Cost $658,671)			$648,619
Financial Derivative Instruments (e)(f) 1.7%(Cost or Premiums, net $(110))			9,328
Other Assets and Liabilities, net (16.9)%			(94,898)

Net Assets 100.0%			$563,049

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.390%	06/28/2024	07/01/2024	$10,800	U.S. Treasury Notes 3.750% due 05/31/2030	$(10,980)	$10,800	$10,805
5.400	06/28/2024	07/01/2024	193,800	U.S. Treasury Notes 2.750% - 4.250% due 12/31/2025 - 04/30/2027	(194,895)	193,800	193,887
5.410	07/01/2024	07/02/2024	192,200	U.S. Treasury Notes 4.250% due 12/31/2025	(192,058)	192,200	192,200
BPS	5.390	06/28/2024	07/01/2024	100	U.S. Treasury Notes 2.875% due 05/15/2032	(102)	100	100
5.400	07/01/2024	07/02/2024	100	U.S. Treasury Note/Bond 1.375% due 11/15/2031	0	100	100
U.S. Treasury Notes 1.375% due 11/15/2031	(102)
FICC	2.600	06/28/2024	07/01/2024	519	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(529)	519	519
SAL	5.400	06/28/2024	07/01/2024	40,800	U.S. Treasury Notes 0.750% due 03/31/2026	(41,675)	40,800	40,819
SSB	2.600	06/28/2024	07/01/2024	580	U.S. Treasury Notes 4.125% due 07/31/2028(2)	(592)	580	580

Total Repurchase Agreements	$(440,933)	$438,899	$439,010

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2024	968	$84,959	$623	$0	$(219)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	360	47,468	(364)	0	(255)

$259	$0	$(474)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	1,041	$(146,738)	$(1,005)	$468	$(22)
Japan Government 10-Year Bond September Futures	09/2024	143	(126,975)	208	498	(160)
United Kingdom Long Gilt September Futures	09/2024	450	(55,502)	(261)	245	(17)

$(1,058)	$1,211	$(199)

Total Futures Contracts	$(799)	$1,211	$(673)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	4,610,000	$146	$(111)	$35	$0	$(40)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	4,420,000	97	54	151	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	72	360	432	26	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	11,623,900	3,653	7,123	10,776	327	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	(1,120)	(2,119)	0	(182)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	50,600	(941)	1,082	141	50	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	300	(3)	4	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	25,400	(413)	466	53	25	0
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026	EUR	109,600	710	(868)	(158)	11	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029	26,200	337	(413)	(76)	0	(18)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	185,700	3,937	(4,706)	(769)	0	(392)
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	118,000	(5,565)	5,666	101	277	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	82,700	(666)	288	(378)	120	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	36,700	(475)	(221)	(696)	75	0

Total Swap Agreements	$(110)	$7,604	$7,494	$994	$(632)

Cash of $20,772 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	NZD	5,649	$3,466	$25	$0
07/2024	$93	NZD	152	0	(1)
08/2024	NZD	152	$93	1	0
BOA	04/2025	DKK	25,000	3,686	38	0
BPS	07/2024	CAD	15,059	11,004	0	(4)
07/2024	EUR	48,682	52,941	805	0
07/2024	GBP	94,616	120,864	1,259	0
07/2024	JPY	6,771,600	45,151	3,028	0
07/2024	$380	AUD	570	0	0
07/2024	2,139	CAD	2,933	5	0
07/2024	5,030	EUR	4,680	4	(22)
07/2024	698	GBP	549	0	(4)
08/2024	AUD	570	$380	0	0
08/2024	EUR	2,686	2,877	0	(4)
09/2024	$14	TWD	439	0	0
BRC	07/2024	CAD	282	$206	0	0
07/2024	DKK	522	76	1	0
09/2024	$0	MXN	6	0	0
CBK	07/2024	AUD	33,842	$22,518	0	(58)
07/2024	GBP	570	728	7	0
07/2024	$666	AUD	1,010	8	0
07/2024	74,812	GBP	59,041	0	(179)
08/2024	CAD	196	$143	0	0
09/2024	$5	TWD	169	0	0
FAR	07/2024	EUR	63,053	$68,674	1,148	0
07/2024	JPY	6,203,509	39,613	1,055	0
07/2024	$21,895	AUD	32,862	28	0
07/2024	2,431	JPY	387,288	0	(23)
07/2024	179	NZD	293	0	0
08/2024	JPY	385,471	$2,431	24	0
08/2024	NZD	293	178	0	0
JPM	07/2024	$190	DKK	1,327	0	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2024 (Unaudited)

	07/2024		444	EUR	415	0	0
	08/2024	AUD	834		$557	0	0
	08/2024	DKK	1,324		190	0	0
	09/2024	MXN	5,055		279	6	0
	09/2024		$10	TWD	322	0	0
	10/2024		10	CNH	72	0	0
	01/2025	DKK	25,400		$3,753	66	0
	04/2025		10,000		1,473	13	0
MBC	07/2024	AUD	600		399	0	(2)
	07/2024	CAD	39,289		28,855	136	0
	07/2024	GBP	816		1,034	3	0
	07/2024	JPY	78,468		502	14	0
	07/2024		$7,224	CAD	9,890	6	0
	07/2024		115,343	EUR	107,482	0	(235)
	07/2024		758	JPY	118,590	0	(21)
	08/2024	CAD	9,884		$7,224	0	(6)
	08/2024		$1,031	JPY	164,800	0	(2)
	09/2024	JPY	5,790,000		$37,683	1,318	0
	01/2025	DKK	6,500		954	10	0
	04/2025		53,300		7,868	90	0
RBC	07/2024		$46,175	GBP	36,412	0	(146)
	08/2024	GBP	36,412		$46,183	145	0
RYL	07/2024		$3,053	NZD	4,982	0	(19)
SCX	07/2024		30,582	CAD	41,813	0	(18)
	07/2024		3,559	EUR	3,313	0	(11)
	07/2024		3,938	JPY	628,000	0	(35)
	08/2024		919		146,900	0	(2)
SSB	07/2024	EUR	4,155		$4,455	6	0
	07/2024		$1,040	JPY	162,400	0	(30)
TOR	07/2024		34,192		5,467,310	0	(210)
	07/2024		136	NZD	222	0	(1)
	08/2024	JPY	5,441,672		$34,192	210	0
	08/2024	NZD	222		136	1	0
UAG	07/2024	DKK	808		117	1	0

Total Forward Foreign Currency Contracts						$9,461	$(1,033)

(g)

Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Canada
Sovereign Issues				$0	$6,687	$0	$6,687
Denmark
Corporate Bonds & Notes				0	17,002	0	17,002
United Kingdom
Sovereign Issues				0	43,770	0	43,770
United States
Asset-Backed Securities				0	3,566	1	3,567
Non-Agency Mortgage-Backed Securities				0	8,438	127	8,565
U.S. Government Agencies				0	882	0	882
Short-Term Instruments
Repurchase Agreements				0	438,899	0	438,899
Japan Treasury Bills				0	33,499	0	33,499
U.S. Treasury Bills				0	2,777	0	2,777

				$0	$555,520	$128	$555,648
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$92,971	$0	$0	$92,971

Total Investments				$92,971	$555,520	$128	$648,619

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				1,211	994	0	2,205
Over the counter				0	9,461	0	9,461

				$1,211	$10,455	$0	$11,666
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(673)	(632)	0	(1,305)
Over the counter				0	(1,033)	0	(1,033)

				$(673)	$(1,665)	$0	$(2,338)

Total Financial Derivative Instruments				$538	$8,790	$0	$9,328

Totals				$93,509	$564,310	$128	$657,947

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028	$1,556	$1,560
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,988	5,576
Charter Communications Operating LLC 7.302% - 7.312% due 12/07/2030	6,965	6,894
DirecTV Financing LLC 10.708% due 08/02/2029	1,624	1,618

Total Loan Participations and Assignments (Cost $16,075)		15,648

CORPORATE BONDS & NOTES 84.3%
BANKING & FINANCE 43.6%
AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,598
2.450% due 10/29/2026	2,050	1,913
3.000% due 10/29/2028	3,500	3,182
3.650% due 07/21/2027	300	285
4.450% due 04/03/2026	10,275	10,092
Agree LP 2.900% due 10/01/2030	3,400	2,933
AIA Group Ltd. 3.900% due 04/06/2028	540	519
Aircastle Ltd.
2.850% due 01/26/2028	8,600	7,784
5.950% due 02/15/2029	4,400	4,401
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,412
3.450% due 04/30/2025	300	295
3.950% due 01/15/2028	300	287
Ally Financial, Inc.
6.848% due 01/03/2030 •	1,500	1,542
6.992% due 06/13/2029 •	1,700	1,765
8.000% due 11/01/2031	6,050	6,680
American Assets Trust LP 3.375% due 02/01/2031	6,900	5,657
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	7,874
4.250% due 02/15/2028	2,000	1,917
4.900% due 02/15/2029	400	391
American Tower Corp.
1.300% due 09/15/2025	2,100	1,996
1.875% due 10/15/2030	100	81
2.700% due 04/15/2031	4,000	3,385
2.750% due 01/15/2027	8,800	8,259
3.950% due 03/15/2029	3,052	2,881
4.050% due 03/15/2032	15,100	13,812
Antares Holdings LP
2.750% due 01/15/2027	6,000	5,453
3.750% due 07/15/2027	6,100	5,585
3.950% due 07/15/2026	5,400	5,108
6.500% due 02/08/2029	2,000	1,971
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	890
Ares Capital Corp. 2.875% due 06/15/2027	5,000	4,578
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	93
Ares Management Corp. 6.375% due 11/10/2028	8,200	8,548
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	6,000	6,183
Athene Global Funding
5.583% due 01/09/2029	1,700	1,708
5.684% due 02/23/2026	1,900	1,905
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~	15,000	15,086
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,903
4.125% due 08/01/2025	943	925
4.875% due 10/01/2025	1,500	1,481
5.375% due 07/15/2029	6,100	6,031

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	19,328
4.250% due 04/15/2026	1,573	1,529
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,000	998
7.883% due 11/15/2034 •	1,800	1,963
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,646
Banco Santander SA
5.538% due 03/14/2030 •	1,000	993
6.607% due 11/07/2028	18,700	19,648
Bangkok Bank PCL 3.466% due 09/23/2036 •(h)	200	167
Bank of America Corp.
1.319% due 06/19/2026 •	15,000	14,375
1.898% due 07/23/2031 •	3,200	2,637
1.922% due 10/24/2031 •	4,000	3,274
2.456% due 10/22/2025 •	10,000	9,897
3.705% due 04/24/2028 •	6,500	6,228
3.824% due 01/20/2028 •	10,000	9,641
5.819% due 09/15/2029 •	8,600	8,782
5.872% due 09/15/2034 •	1,700	1,749
5.933% due 09/15/2027 •	2,000	2,022
6.723% (SOFRRATE + 1.350%) due 09/15/2027 ~	2,000	2,028
Bank of Nova Scotia 5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	7,001
Barclays PLC
2.645% due 06/24/2031 •	14,600	12,412
2.852% due 05/07/2026 •	1,000	975
4.375% due 01/12/2026	5,500	5,410
5.088% due 06/20/2030 •	2,800	2,678
5.200% due 05/12/2026	1,300	1,286
5.501% due 08/09/2028 •	1,670	1,667
6.224% due 05/09/2034 •	10,500	10,765
6.490% due 09/13/2029 •	5,000	5,177
7.252% (SOFRRATE + 1.880%) due 09/13/2027 ~	20,000	20,388
BGC Group, Inc. 4.375% due 12/15/2025	6,200	6,037
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	632
1.625% due 08/05/2028	7,200	6,296
2.500% due 01/10/2030	1,200	1,049
Blackstone Private Credit Fund 2.350% due 11/22/2024	3,100	3,056
Blackstone Secured Lending Fund 5.875% due 11/15/2027	2,400	2,384
Blue Owl Capital Corp. 2.875% due 06/11/2028	200	177
Blue Owl Finance LLC
3.125% due 06/10/2031	100	83
4.125% due 10/07/2051	2,300	1,652
BNP Paribas SA
2.871% due 04/19/2032 •	7,400	6,206
5.738% due 02/20/2035 •	7,600	7,565
BPCE SA
4.500% due 03/15/2025	3,700	3,651
4.625% due 07/11/2024	3,000	2,998
5.203% due 01/18/2027	1,050	1,047
5.936% due 05/30/2035 •	3,500	3,488
Brandywine Operating Partnership LP 3.950% due 11/15/2027	100	91
Brookfield Capital Finance LLC 6.087% due 06/14/2033	7,400	7,614
Brookfield Finance, Inc.
3.900% due 01/25/2028	2,300	2,196
5.675% due 01/15/2035	2,600	2,574
5.968% due 03/04/2054	450	446
CaixaBank SA 6.037% due 06/15/2035 •	1,800	1,805
Cantor Fitzgerald LP
4.500% due 04/14/2027	700	675
7.200% due 12/12/2028	5,000	5,144
Capital One Financial Corp.
5.700% due 02/01/2030 •	1,000	1,005
6.312% due 06/08/2029 •	5,100	5,220
6.377% due 06/08/2034 •	5,000	5,133
Carlyle Finance LLC 5.650% due 09/15/2048	150	144
CBRE Services, Inc. 5.950% due 08/15/2034	1,200	1,216
CI Financial Corp.
3.200% due 12/17/2030	2,100	1,656
4.100% due 06/15/2051	1,500	971
7.500% due 05/30/2029	800	793
Citibank NA 5.488% due 12/04/2026	3,400	3,420

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Citigroup, Inc.
3.057% due 01/25/2033 •	5,000	4,249
3.668% due 07/24/2028 •	9	9
5.827% due 02/13/2035 •	8,695	8,608
Citizens Bank NA
2.250% due 04/28/2025	1,000	971
3.750% due 02/18/2026	1,170	1,132
CNA Financial Corp. 5.500% due 06/15/2033	5,600	5,589
Consumers 2023 Securitization Funding LLC 5.550% due 03/01/2028	5,000	5,001
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •	10,600	10,605
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,538
Crown Castle, Inc.
2.100% due 04/01/2031	400	324
4.800% due 09/01/2028	4,400	4,310
CubeSmart LP
4.000% due 11/15/2025	2,183	2,135
4.375% due 02/15/2029	6,650	6,380
Deutsche Bank AG
3.547% due 09/18/2031 •	2,100	1,850
5.706% due 02/08/2028 •	2,200	2,198
6.819% due 11/20/2029 •	600	624
7.079% due 02/10/2034 •	1,400	1,426
DOC DR LLC 3.950% due 01/15/2028	1,800	1,722
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,125
EPR Properties
3.600% due 11/15/2031	200	167
3.750% due 08/15/2029	2,000	1,784
4.500% due 04/01/2025	3,500	3,463
4.500% due 06/01/2027	1,200	1,148
4.750% due 12/15/2026	8,200	7,927
4.950% due 04/15/2028	4,700	4,501
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,200
Essex Portfolio LP 3.000% due 01/15/2030	4,200	3,734
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,275
3.875% due 12/15/2027	2,700	2,577
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,102
6.000% due 12/07/2033	4,600	4,675
Fidelity National Financial, Inc. 2.450% due 03/15/2031	900	734
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,812
FMR LLC
4.950% due 02/01/2033	1,600	1,557
5.150% due 02/01/2043	300	282
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	376
3.815% due 11/02/2027	4,075	3,825
4.125% due 08/17/2027	5,790	5,504
4.271% due 01/09/2027	3,330	3,210
4.389% due 01/08/2026	1,000	979
4.542% due 08/01/2026	4,765	4,639
4.950% due 05/28/2027	550	537
5.800% due 03/05/2027	10,315	10,319
5.800% due 03/08/2029	8,600	8,574
6.950% due 06/10/2026	250	255
FS KKR Capital Corp.
1.650% due 10/12/2024	6,500	6,418
2.625% due 01/15/2027	100	90
6.875% due 08/15/2029	300	298
GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,411
3.850% due 04/11/2025	2,000	1,968
5.500% due 01/08/2029	3,000	3,002
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	186
GLP Capital LP
3.250% due 01/15/2032	1,200	1,010
3.350% due 09/01/2024	2,380	2,373
4.000% due 01/15/2030	2,700	2,476
4.000% due 01/15/2031	6,200	5,563
5.300% due 01/15/2029	2,800	2,761
5.375% due 04/15/2026	100	99
5.750% due 06/01/2028	1,200	1,202
6.750% due 12/01/2033	1,300	1,368
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	18,200	18,084

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.615% due 03/15/2028 •	1,800	1,722
3.800% due 03/15/2030	100	94
6.484% due 10/24/2029 •	15,000	15,664
6.754% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,037
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	614
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	3,058
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,831
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	15,600	14,626
Guardian Life Global Funding 1.625% due 09/16/2028	100	88
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,266
Healthcare Realty Holdings LP 3.875% due 05/01/2025	160	157
Highwoods Realty LP
2.600% due 02/01/2031	1,000	800
3.050% due 02/15/2030	3,500	2,970
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,303
3.500% due 09/15/2030	1,700	1,503
4.000% due 06/15/2025	400	393
5.700% due 07/01/2034	500	492
HPS Corporate Lending Fund 6.750% due 01/30/2029	1,400	1,411
HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,078
2.099% due 06/04/2026 •	4,700	4,545
2.848% due 06/04/2031 •	500	432
4.600% due 12/17/2030 •(g)(h)	600	516
4.700% due 03/09/2031 •(g)(h)	4,900	4,189
5.546% due 03/04/2030 •(k)	26,900	26,957
6.500% due 09/15/2037	500	512
6.801% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,013
7.390% due 11/03/2028 •	1,979	2,094
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	761
3.950% due 11/01/2027	7,700	6,448
4.650% due 04/01/2029	3,600	2,776
5.950% due 02/15/2028	1,000	851
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,159
ING Groep NV
3.875% due 05/16/2027 •(g)(h)	200	170
8.000% due 05/16/2030 •(g)(h)	2,700	2,757
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,180
7.200% due 11/28/2033	7,100	7,597
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,512
2.300% due 11/15/2028	1,800	1,595
5.500% due 08/15/2033	1,000	986
Jackson National Life Global Funding 3.050% due 04/29/2026	440	420
JPMorgan Chase & Co.
1.764% due 11/19/2031 •	1,500	1,221
2.083% due 04/22/2026 •	300	291
2.301% due 10/15/2025 •	15,100	14,950
2.545% due 11/08/2032 •	7,800	6,498
2.580% due 04/22/2032 •	1,100	929
3.509% due 01/23/2029 •	200	189
3.782% due 02/01/2028 •	140	135
3.960% due 01/29/2027 •	10,700	10,455
4.323% due 04/26/2028 •	1,155	1,127
4.851% due 07/25/2028 •	11,121	11,010
5.546% due 12/15/2025 •	1,600	1,599
5.581% due 04/22/2030 •	5,000	5,080
6.070% due 10/22/2027 •	10,600	10,788
6.243% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	1,005
6.680% (SOFRRATE + 1.320%) due 04/26/2026 ~	4,300	4,337
8.750% due 09/01/2030	75	88
JPMorgan Chase Bank NA 5.110% due 12/08/2026	5,000	5,000
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,357
4.375% due 10/01/2025	4,300	4,210
Lazard Group LLC 6.000% due 03/15/2031	5,000	5,059
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,368
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	972
Lloyds Bank PLC 0.000% due 04/02/2032 þ	1,800	1,182

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	1,100	1,035
3.750% due 01/11/2027	12,600	12,129
4.375% due 03/22/2028	200	194
4.550% due 08/16/2028	1,100	1,069
5.985% due 08/07/2027 •	700	704
8.000% due 09/27/2029 •(g)(h)	2,300	2,357
Loews Corp. 3.200% due 05/15/2030	1,900	1,727
LXP Industrial Trust 2.700% due 09/15/2030	2,400	2,026
Main Street Capital Corp. 6.950% due 03/01/2029	700	708
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	591
Metropolitan Life Global Funding 5.676% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	550
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	11,502
4.080% due 04/19/2028 •	600	581
5.063% due 09/12/2025 •	5,200	5,191
5.354% due 09/13/2028 •	1,100	1,104
Mizuho Financial Group, Inc.
2.839% due 09/13/2026	5,000	4,742
2.869% due 09/13/2030 •	800	708
5.594% due 07/10/2035 •(a)	4,500	4,484
Morgan Stanley
5.656% due 04/18/2030 •	4,000	4,069
6.318% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,510
6.407% due 11/01/2029 •	3,000	3,131
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	2,000	1,928
6.150% due 05/17/2029	1,000	979
Mutual of Omaha Cos. Global Funding 5.350% due 04/09/2027	5,900	5,902
Nasdaq, Inc. 5.350% due 06/28/2028	1,400	1,413
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,126
National Securities Clearing Corp. 0.750% due 12/07/2025	600	564
Nationwide Building Society
3.960% due 07/18/2030 •	8,500	7,868
4.302% due 03/08/2029 •	12,200	11,684
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,425
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	127
NatWest Group PLC 5.076% due 01/27/2030 •	23,000	22,604
NatWest Markets PLC 6.136% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,093
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	850
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	167
6.250% due 09/13/2053 •	2,000	2,060
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028	200	178
Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	9,523
2.679% due 07/16/2030	5,000	4,257
3.103% due 01/16/2030	3,200	2,830
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	3,000	2,040
Omega Healthcare Investors, Inc. 4.500% due 04/01/2027	2,650	2,567
Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,246
5.991% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,703
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	793
Pacific LifeCorp 3.350% due 09/15/2050	1,000	682
Piedmont Operating Partnership LP 6.875% due 07/15/2029	3,400	3,360
Pricoa Global Funding 0.800% due 09/01/2025	1,530	1,451
Principal Life Global Funding 1.250% due 06/23/2025	1,000	960
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,435
1.646% due 01/13/2025	2,000	1,958
1.737% due 09/21/2030	4,800	3,929
Rayonier LP 2.750% due 05/17/2031	4,873	4,073

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Realty Income Corp.
2.100% due 03/15/2028	5,100	4,571
3.200% due 02/15/2031	1,300	1,141
4.000% due 07/15/2029	1,700	1,610
Regency Centers LP 2.950% due 09/15/2029	1,800	1,618
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	164
RGA Global Funding
5.500% due 01/11/2031	1,000	999
6.000% due 11/21/2028	4,000	4,123
Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,454
3.900% due 10/15/2029	2,300	2,078
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,793
3.450% due 06/02/2025	6,500	6,361
5.807% due 09/09/2026 •	500	498
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	3,500	3,231
2.896% due 03/15/2032 •	3,000	2,528
3.823% due 11/03/2028 •	500	473
6.534% due 01/10/2029 •	2,000	2,056
6.833% due 11/21/2026 •	1,600	1,622
SBA Tower Trust 1.631% due 05/15/2051	15,600	14,179
Sixth Street Lending Partners 6.500% due 03/11/2029	3,500	3,461
Societe Generale SA
1.792% due 06/09/2027 •	9,800	9,043
6.221% due 06/15/2033 •	4,500	4,434
Standard Chartered PLC
2.678% due 06/29/2032 •	200	164
6.170% due 01/09/2027 •	15,600	15,710
Stifel Financial Corp. 4.000% due 05/15/2030	100	92
Store Capital LLC 2.750% due 11/18/2030	1,000	829
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	9,700	8,504
6.600% due 06/05/2034 •(g)(h)	2,000	1,992
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,874
Sun Communities Operating LP
2.700% due 07/15/2031	100	83
4.200% due 04/15/2032	1,900	1,705
SVB Financial Group 4.345% due 04/29/2028 ^(b)	2,300	1,396
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,397
4.375% due 09/15/2054	2,800	2,788
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «	4,000	3,857
Trust Fibra Uno 4.869% due 01/15/2030 (k)	4,500	3,953
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,447
UBS AG
5.650% due 09/11/2028	2,300	2,343
7.500% due 02/15/2028	20,100	21,514
UBS Group AG
1.305% due 02/02/2027 •	3,800	3,546
2.095% due 02/11/2032 •	200	161
2.193% due 06/05/2026 •	2,000	1,933
2.593% due 09/11/2025 •	13,300	13,212
2.746% due 02/11/2033 •	900	736
3.091% due 05/14/2032 •	11,600	9,899
3.750% due 03/26/2025	13,650	13,464
3.869% due 01/12/2029 •	2,200	2,077
4.282% due 01/09/2028	15,000	14,391
4.375% due 02/10/2031 •(g)(h)	1,700	1,383
4.550% due 04/17/2026	600	590
4.875% due 02/12/2027 •(g)(h)	1,400	1,286
5.617% due 09/13/2030 •	6,600	6,630
5.699% due 02/08/2035 •	6,700	6,696
5.959% due 01/12/2034 •	21,100	21,429
6.301% due 09/22/2034 •	7,600	7,907
6.442% due 08/11/2028 •	2,900	2,974
6.537% due 08/12/2033 •	550	577
9.250% due 11/13/2033 •(g)(h)	5,300	5,948
UniCredit SpA 5.459% due 06/30/2035 •	4,600	4,312
Unum Group 3.875% due 11/05/2025	4,760	4,637
VICI Properties LP
3.875% due 02/15/2029	7,100	6,570
5.125% due 05/15/2032	1,600	1,525

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

WEA Finance LLC 3.750% due 09/17/2024	6,950	6,899
Wells Fargo & Co.
2.188% due 04/30/2026 •	280	272
2.393% due 06/02/2028 •	4,000	3,685
2.406% due 10/30/2025 •	11,400	11,272
2.879% due 10/30/2030 •	2,000	1,775
3.000% due 10/23/2026	3,500	3,325
3.196% due 06/17/2027 •	1,800	1,724
3.526% due 03/24/2028 •	4,300	4,102
3.584% due 05/22/2028 •	1,600	1,524
4.808% due 07/25/2028 •	1,750	1,726
5.389% due 04/24/2034 •	4,000	3,956
5.557% due 07/25/2034 •	5,000	4,998
5.574% due 07/25/2029 •	5,300	5,349
5.707% due 04/22/2028 •	8,800	8,878
6.303% due 10/23/2029 •	6,800	7,058
6.428% (SOFRRATE + 1.070%) due 04/22/2028 ~	1,700	1,709
Wells Fargo Bank NA
5.450% due 08/07/2026	1,000	1,003
6.600% due 01/15/2038	720	790
Weyerhaeuser Co.
4.000% due 04/15/2030	12,500	11,673
4.750% due 05/15/2026	4,100	4,055
WP Carey, Inc.
4.000% due 02/01/2025	2,600	2,569
4.250% due 10/01/2026	2,900	2,827

		1,396,189

INDUSTRIALS 29.1%
AbbVie, Inc. 3.200% due 11/21/2029	3,480	3,194
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,517
Air Canada Pass-Through Trust 3.300% due 07/15/2031	4,167	3,815
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,116	5,023
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,711
Allegion PLC 3.500% due 10/01/2029	3,000	2,774
American Airlines Pass-Through Trust
2.875% due 01/11/2036	92	79
3.000% due 04/15/2030	4,207	3,876
3.150% due 08/15/2033	4,409	3,940
3.200% due 12/15/2029	1,741	1,617
3.350% due 04/15/2031	6,212	5,732
3.375% due 11/01/2028	660	624
3.575% due 07/15/2029	2,830	2,678
3.600% due 03/22/2029	4,712	4,474
3.700% due 04/01/2028	379	362
Amgen, Inc.
5.250% due 03/02/2030	6,400	6,449
5.600% due 03/02/2043	2,100	2,071
5.650% due 03/02/2053	6,500	6,406
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,781
Bacardi Ltd.
4.450% due 05/15/2025	9,100	8,993
5.150% due 05/15/2038	200	185
BAE Systems PLC 3.400% due 04/15/2030	800	725
Baxter International, Inc. 2.272% due 12/01/2028	700	617
Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,320
4.375% due 12/15/2028	10,100	9,596
6.125% due 11/21/2026	10,800	10,918
6.375% due 11/21/2030	9,567	9,808
6.500% due 11/21/2033	19,600	20,058
Berry Global, Inc. 4.875% due 07/15/2026	6,700	6,585
Boeing Co.
2.196% due 02/04/2026	24,300	22,850
2.950% due 02/01/2030	300	257
3.250% due 02/01/2028	6,200	5,680
4.875% due 05/01/2025	27,500	27,213
5.705% due 05/01/2040	4,500	4,151
5.805% due 05/01/2050	6,200	5,592
5.930% due 05/01/2060	14,000	12,525
6.259% due 05/01/2027	13,400	13,496
6.388% due 05/01/2031	14,300	14,564
6.528% due 05/01/2034	11,100	11,371

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,889	5,550
5.950% due 08/04/2033	1,000	1,033
British Airways Pass-Through Trust
2.900% due 09/15/2036	89	77
3.300% due 06/15/2034	81	73
3.350% due 12/15/2030	3,135	2,932
3.800% due 03/20/2033	1,260	1,187
4.125% due 03/20/2033	1,573	1,470
4.250% due 05/15/2034	241	226
Broadcom, Inc.
2.450% due 02/15/2031	37,220	31,358
2.600% due 02/15/2033	9,200	7,459
3.419% due 04/15/2033	7,343	6,333
3.469% due 04/15/2034	20,567	17,540
4.150% due 11/15/2030	7,422	7,013
4.926% due 05/15/2037	13,049	12,279
Cameron LNG LLC 3.402% due 01/15/2038	100	81
CDW LLC 2.670% due 12/01/2026	2,500	2,341
Centene Corp.
2.625% due 08/01/2031	1,600	1,316
3.000% due 10/15/2030	2,100	1,797
4.250% due 12/15/2027	400	382
CGI, Inc.
1.450% due 09/14/2026	9,500	8,702
2.300% due 09/14/2031	100	80
Charter Communications Operating LLC
2.800% due 04/01/2031	2,850	2,331
3.500% due 06/01/2041	8,500	5,714
3.850% due 04/01/2061	500	292
3.900% due 06/01/2052	8,600	5,398
5.125% due 07/01/2049	2,000	1,537
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	700	647
Cheniere Energy Partners LP 5.750% due 08/15/2034	3,500	3,516
ConocoPhillips Co. 5.550% due 03/15/2054	5,200	5,121
Constellation Brands, Inc.
2.250% due 08/01/2031	100	82
4.750% due 11/15/2024	900	897
Continental Resources, Inc.
4.375% due 01/15/2028	1,000	962
5.750% due 01/15/2031	1,000	984
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,540
3.150% due 08/15/2024	552	550
3.500% due 08/15/2027	300	284
5.450% due 09/15/2028	5,200	5,228
Crown Castle Towers LLC 4.241% due 07/15/2048	900	857
CVS Health Corp. 5.250% due 01/30/2031	1,900	1,879
CVS Pass-Through Trust 7.507% due 01/10/2032	1,143	1,189
DAE Funding LLC
2.625% due 03/20/2025	4,200	4,093
3.375% due 03/20/2028	400	368
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,229
5.375% due 07/15/2025	9,641	9,622
5.600% due 04/01/2044	1,070	1,026
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,234
3.750% due 10/28/2029	6,500	5,996
7.375% due 01/15/2026	1,104	1,127
Diamondback Energy, Inc. 5.200% due 04/18/2027	550	550
Ecopetrol SA 4.625% due 11/02/2031	100	82
Elevance Health, Inc. 2.250% due 05/15/2030	10,124	8,678
Enbridge, Inc.
5.250% due 04/05/2027	2,000	2,000
5.300% due 04/05/2029	3,800	3,807
6.000% due 11/15/2028	3,000	3,091
Energy Transfer LP
3.900% due 07/15/2026	900	872
4.900% due 03/15/2035	50	46
5.950% due 12/01/2025	1,100	1,104
6.050% due 12/01/2026	6,900	6,993
Eni SpA 5.500% due 05/15/2034	2,000	1,982

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

EnLink Midstream LLC 6.500% due 09/01/2030	1,100	1,127
EQM Midstream Partners LP 4.000% due 08/01/2024	898	896
Equifax, Inc. 5.100% due 06/01/2028	3,000	2,989
Expedia Group, Inc.
2.950% due 03/15/2031	2,116	1,831
3.250% due 02/15/2030	3,000	2,705
Experian Finance PLC 2.750% due 03/08/2030	500	442
FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,500	2,340
3.450% due 03/01/2032	500	436
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	993
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	8,077
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	8,500	7,749
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	1,900	1,933
Haleon U.S. Capital LLC 3.375% due 03/24/2027	3,250	3,102
HCA, Inc.
3.500% due 09/01/2030	16,400	14,798
5.500% due 06/01/2033	6,800	6,747
5.500% due 06/15/2047	100	93
5.625% due 09/01/2028	2,000	2,018
HF Sinclair Corp. 5.875% due 04/01/2026	4,500	4,512
Hyatt Hotels Corp. 5.750% due 04/23/2030	7,100	7,224
Hyundai Capital America
1.500% due 06/15/2026	2,000	1,854
6.000% due 07/11/2025	5,100	5,118
6.512% due 08/04/2025 •	4,000	4,017
Icon Investments Six DAC 5.809% due 05/08/2027	4,000	4,041
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,312
3.500% due 07/26/2026	1,700	1,633
4.250% due 07/21/2025	4,174	4,112
Infor, Inc. 1.750% due 07/15/2025	3,800	3,644
Jabil, Inc. 5.450% due 02/01/2029	700	700
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,061	1,783
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	72
Keurig Dr Pepper, Inc. 5.050% due 03/15/2029	2,000	1,998
Kinder Morgan, Inc.
3.600% due 02/15/2051	400	273
5.450% due 08/01/2052	200	184
8.050% due 10/15/2030	7,150	8,063
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,136
3.500% due 08/18/2026	4,250	4,058
3.900% due 08/08/2029	200	183
5.900% due 06/01/2027	19,150	19,258
Lockheed Martin Corp. 4.800% due 08/15/2034	2,100	2,052
Marriott International, Inc.
4.625% due 06/15/2030	3,900	3,787
5.000% due 10/15/2027	1,100	1,098
5.550% due 10/15/2028	3,800	3,852
Mattel, Inc. 3.375% due 04/01/2026	1,000	962
Netflix, Inc.
4.375% due 11/15/2026	3,700	3,634
4.875% due 04/15/2028	2,800	2,786
4.875% due 06/15/2030	3,000	2,954
5.375% due 11/15/2029	3,525	3,561
5.875% due 11/15/2028	700	721
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	8,400	8,024
4.810% due 09/17/2030	1,000	929
Norfolk Southern Corp. 4.100% due 05/15/2121	100	71
Northern Natural Gas Co.
4.100% due 09/15/2042	580	463
4.300% due 01/15/2049	200	161
Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	1,008

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	5,593
NVR, Inc. 3.000% due 05/15/2030	2,760	2,447
ONEOK Partners LP 4.900% due 03/15/2025	800	796
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	900	859
Packaging Corp. of America 3.650% due 09/15/2024	400	398
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,495
Petroleos Mexicanos 10.000% due 02/07/2033 (k)	4,100	4,118
Prosus NV 3.680% due 01/21/2030	1,700	1,511
PulteGroup, Inc. 6.375% due 05/15/2033	100	105
Quanta Services, Inc. 2.900% due 10/01/2030	200	176
RELX Capital, Inc.
3.000% due 05/22/2030	100	90
4.750% due 05/20/2032	800	776
Renesas Electronics Corp. 1.543% due 11/26/2024	5,600	5,500
Roche Holdings, Inc. 2.076% due 12/13/2031	1,500	1,225
Royalty Pharma PLC 1.750% due 09/02/2027	3,900	3,505
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	676
4.500% due 05/15/2030	15,700	15,067
5.625% due 03/01/2025	1,467	1,464
5.875% due 06/30/2026	9,300	9,341
Sands China Ltd.
2.850% due 03/08/2029	4,500	3,964
5.125% due 08/08/2025	1,000	992
5.400% due 08/08/2028	900	882
Santos Finance Ltd. 3.649% due 04/29/2031	7,830	6,850
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,233
Southern Co.
3.700% due 04/30/2030	2,500	2,306
5.500% due 03/15/2029	1,100	1,115
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,448
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	193
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,624	2,320
4.100% due 10/01/2029	108	101
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	206	205
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,500	3,464
T-Mobile USA, Inc.
2.050% due 02/15/2028	500	449
2.250% due 11/15/2031	10,000	8,176
2.400% due 03/15/2029	4,300	3,805
2.700% due 03/15/2032	7,900	6,612
3.875% due 04/15/2030	14,800	13,839
4.800% due 07/15/2028	6,100	6,019
4.950% due 03/15/2028	7,300	7,253
5.050% due 07/15/2033	5,900	5,774
5.750% due 01/15/2054	2,600	2,590
Tapestry, Inc. 7.000% due 11/27/2026	2,900	2,981
Targa Resources Corp. 6.125% due 03/15/2033	6,700	6,884
TD SYNNEX Corp.
1.250% due 08/09/2024	16,000	15,915
1.750% due 08/09/2026	7,225	6,670
2.375% due 08/09/2028	100	89
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,371
Textron, Inc. 3.375% due 03/01/2028	1,500	1,407
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,801
6.750% due 06/15/2039	1,200	1,162
Trimble, Inc. 6.100% due 03/15/2033	300	311
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	1,672	1,634

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,202	2,778
2.875% due 04/07/2030	600	548
2.900% due 11/01/2029	2,739	2,472
3.500% due 09/01/2031	1,379	1,276
4.000% due 10/11/2027	610	592
4.150% due 02/25/2033	1,337	1,256
4.300% due 02/15/2027	634	624
5.800% due 07/15/2037	7,000	7,132
5.875% due 04/15/2029	11,350	11,394
United Rentals North America, Inc. 3.875% due 11/15/2027	1,700	1,607
VMware, Inc.
1.400% due 08/15/2026	3,700	3,408
4.700% due 05/15/2030	5,780	5,594
Volkswagen Group of America Finance LLC
5.250% due 03/22/2029	4,565	4,537
5.300% due 03/22/2027	1,760	1,761
Warnermedia Holdings, Inc. 4.279% due 03/15/2032 (k)	7,450	6,505
Weir Group PLC 2.200% due 05/13/2026	20,300	19,062
Western Midstream Operating LP 6.350% due 01/15/2029	700	722
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,589
4.700% due 09/15/2028	8,003	7,848
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,282
3.700% due 09/15/2026	2,500	2,406
Yale University 1.482% due 04/15/2030	2,000	1,672
Yara International ASA
3.148% due 06/04/2030	810	709
3.800% due 06/06/2026	3,600	3,478
4.750% due 06/01/2028	2,700	2,632

		931,119

UTILITIES 11.6%
AEP Texas, Inc. 5.400% due 06/01/2033	1,800	1,754
AES Corp.
3.300% due 07/15/2025	2,000	1,952
3.950% due 07/15/2030	3,700	3,386
5.450% due 06/01/2028	14,431	14,404
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,831
AT&T, Inc. 3.800% due 12/01/2057	407	285
Avangrid, Inc. 3.800% due 06/01/2029	800	745
Black Hills Corp.
2.500% due 06/15/2030	2,200	1,858
6.150% due 05/15/2034	2,700	2,753
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,150
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	300	284
DTE Energy Co. 5.100% due 03/01/2029	1,800	1,786
Duke Energy Corp. 3.250% due 01/15/2082 •	1,002	902
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	5,273
Edison International 6.950% due 11/15/2029	2,500	2,659
Electricite de France SA
4.875% due 09/21/2038	2,500	2,242
6.950% due 01/26/2039	1,400	1,520
9.125% due 03/15/2033 •(g)	2,400	2,616
Enel Finance America LLC 7.100% due 10/14/2027	1,200	1,261
Enel Finance International NV
1.375% due 07/12/2026	7,200	6,669
2.650% due 09/10/2024	1,960	1,947
3.500% due 04/06/2028	905	847
4.750% due 05/25/2047	200	168
5.125% due 06/26/2029	7,200	7,089
Entergy Corp.
1.900% due 06/15/2028	9,900	8,731
2.400% due 06/15/2031	3,500	2,891
3.750% due 06/15/2050	2,900	2,054
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,203

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	7,583
Florida Power & Light Co. 4.800% due 05/15/2033	3,000	2,919
FORESEA Holding SA 7.500% due 06/15/2030	266	248
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	6,500	3,510
Georgia Power Co. 5.004% due 02/23/2027	2,500	2,493
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	3,787	3,517
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,534
Liberty Utilities Co. 5.577% due 01/31/2029	2,100	2,110
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	400	385
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	1,200	1,165
Mississippi Power Co. 3.950% due 03/30/2028	100	96
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,047
Narragansett Electric Co. 5.350% due 05/01/2034	2,000	1,981
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	134
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,267
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,932
4.278% due 12/15/2028	5,000	4,787
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,230
ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,976
4.550% due 07/15/2028	900	878
6.000% due 06/15/2035	100	102
6.050% due 09/01/2033	11,500	11,846
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,340
2.950% due 03/01/2026	3,800	3,639
3.000% due 06/15/2028	9,500	8,690
3.150% due 01/01/2026	3,400	3,276
3.250% due 06/01/2031	3,500	3,011
3.300% due 12/01/2027	1,500	1,399
3.400% due 08/15/2024	3,800	3,787
3.450% due 07/01/2025	9,765	9,529
3.500% due 06/15/2025	20,300	19,863
3.750% due 07/01/2028	3,015	2,832
4.200% due 03/01/2029	10,000	9,466
4.500% due 12/15/2041	4,969	4,055
4.550% due 07/01/2030	503	476
4.650% due 08/01/2028	400	387
4.950% due 06/08/2025	3,400	3,371
4.950% due 07/01/2050	600	496
5.450% due 06/15/2027	2,500	2,502
5.550% due 05/15/2029	11,000	11,029
5.800% due 05/15/2034	11,700	11,631
6.700% due 04/01/2053	1,000	1,042
6.750% due 01/15/2053	7,500	7,792
6.950% due 03/15/2034	30,200	32,544
PacifiCorp
4.150% due 02/15/2050	1,700	1,302
5.300% due 02/15/2031	2,600	2,593
5.450% due 02/15/2034	5,200	5,139
5.800% due 01/15/2055	3,000	2,907
Public Service Co. of Oklahoma
2.200% due 08/15/2031	4,700	3,804
6.625% due 11/15/2037	2,200	2,368
Public Service Enterprise Group, Inc. 5.450% due 04/01/2034	3,000	2,975
Rio Oil Finance Trust 9.750% due 01/06/2027	175	181
San Diego Gas & Electric Co. 3.000% due 03/15/2032	3,000	2,590
Sempra
4.125% due 04/01/2052 •	1,200	1,111
5.500% due 08/01/2033	4,500	4,495
6.000% due 10/15/2039	800	810
Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,797
3.900% due 12/01/2041	400	313
4.875% due 02/01/2027	3,300	3,277
4.875% due 03/01/2049	4,277	3,713

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.650% due 10/01/2028	1,700	1,730
5.850% due 11/01/2027	5,700	5,814
6.650% due 04/01/2029	4,500	4,715
Southern California Gas Co.
3.950% due 02/15/2050	2,100	1,600
5.200% due 06/01/2033	6,200	6,126
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	245
Spire, Inc. 5.300% due 03/01/2026	5,100	5,091
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,122
Toledo Edison Co. 2.650% due 05/01/2028	2,833	2,555
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	400	393
Verizon Communications, Inc. 2.987% due 10/30/2056	669	410
Vistra Operations Co. LLC 6.950% due 10/15/2033	2,700	2,892
Xcel Energy, Inc. 3.400% due 06/01/2030	1,100	988

		373,213

Total Corporate Bonds & Notes (Cost $2,813,860)		2,700,521

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,005

Total Convertible Bonds & Notes (Cost $1,247)		1,005

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	115
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	118
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	330
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	359

		922

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,144	8,891

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	657

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	305

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	270	274

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	8,107

Total Municipal Bonds & Notes (Cost $21,952)		19,156

U.S. GOVERNMENT AGENCIES 12.0%
Ginnie Mae 8.500% due 08/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,806	2,525
4.000% due 08/01/2049	910	843
4.500% due 10/01/2052 - 01/01/2053	27,427	25,900
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	10,600	9,027
3.500% due 08/01/2054	19,200	16,998
4.000% due 08/01/2054	95,650	87,576
5.000% due 08/01/2054	23,000	22,227

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.500% due 07/01/2054 - 08/01/2054	77,100	76,037
6.000% due 08/01/2054	136,500	136,836
6.500% due 08/01/2054	5,900	6,002

Total U.S. Government Agencies (Cost $385,014)		383,974

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025 (k)(m)	43,812	42,908
0.750% due 02/15/2045 (m)	15,444	11,581
1.500% due 02/15/2053 (k)(m)(o)	8,754	7,362

Total U.S. Treasury Obligations (Cost $64,592)		61,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	2,848
Atrium Hotel Portfolio Trust 6.556% due 12/15/2036 •	2,204	2,159
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	3,810	3,387
COLT Mortgage Loan Trust 4.550% due 04/25/2067 ~	6,433	6,382
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	836	782
6.843% due 07/15/2038 •	1,000	910
DC Office Trust 2.965% due 09/15/2045	10,500	8,973
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,698
5.925% due 04/15/2037 •	976	933
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	215	203
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,428	4,164
6.864% due 10/25/2063 þ	1,927	1,950
PRKCM Trust 7.225% due 11/25/2058 þ	914	931
PRPM Trust 6.250% due 08/25/2068 þ	464	463
Structured Asset Mortgage Investments Trust 6.153% due 03/19/2034 «•	200	178
Verus Securitization Trust
6.193% due 03/25/2068 þ	1,536	1,536
6.876% due 11/25/2068 ~	940	955
7.070% due 10/25/2068 þ	441	449
VNDO Mortgage Trust 3.805% due 01/10/2035	200	187

Total Non-Agency Mortgage-Backed Securities (Cost $40,332)		39,088

ASSET-BACKED SECURITIES 2.6%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •	8,000	8,031
Allegro CLO Ltd. 6.736% due 07/20/2032 •	4,000	4,002
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •	716	717
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	1,000	1,000
Betony CLO Ltd. 6.671% due 04/30/2031 •	769	770
BPCRE Ltd. 7.732% due 01/16/2037 •	1,636	1,634
CIFC Funding Ltd.
6.536% due 04/20/2030 •	727	728
6.696% due 01/22/2031 •	725	727
Dewolf Park CLO Ltd. 6.510% due 10/15/2030 •	1,262	1,263
Elmwood CLO Ltd. 7.033% due 12/11/2033 •	8,300	8,329
FHF Trust 6.570% due 06/15/2028	2,113	2,127
GoldenTree Loan Management U.S. CLO Ltd. 6.995% due 01/20/2034 •	3,300	3,323
KKR CLO Ltd.
6.590% due 04/15/2031 •	1,259	1,260
6.757% due 02/09/2035 •	1,000	998
Magnetite Ltd. 6.785% due 01/25/2032 •	978	979
MF1 LLC 7.076% due 03/19/2039 •	1,000	999
MF1 Ltd. 6.689% due 02/19/2037 •	2,906	2,888
Neuberger Berman Loan Advisers CLO Ltd. 6.913% due 10/24/2032 •	5,000	4,986

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Northwoods Capital Ltd. 7.201% due 06/15/2031 •	848	850
Octagon Investment Partners Ltd. 6.558% due 07/19/2030 •	688	689
Rad CLO Ltd. 6.914% due 01/25/2033 •	6,600	6,637
RBSSP Resecuritization Trust 5.597% due 11/26/2036 •	145	143
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •	7,100	7,115
Sound Point CLO Ltd. 6.760% due 07/15/2034 •	2,000	2,001
Start Ltd. 4.089% due 03/15/2044	415	398
Symphony CLO Ltd.
6.526% due 01/23/2032 •	949	952
6.688% due 07/23/2033 •	7,400	7,417
Trinitas CLO Ltd. 6.694% due 04/25/2033 •	9,000	9,028
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,025

Total Asset-Backed Securities (Cost $83,849)		84,016

SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,290
Israel Government International Bond 5.375% due 03/12/2029	4,100	4,028
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,437
4.875% due 07/18/2033	1,600	1,563
South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,503

Total Sovereign Issues (Cost $23,395)		20,821

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Forsea Holding SA «(c)	25,822	604

Total Common Stocks (Cost $516)		604

CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co. 7.500%	13,190	15,682

Total Convertible Preferred Securities (Cost $10,405)		15,682

PREFERRED SECURITIES 3.5%
BANKING & FINANCE 3.5%
AGFC Capital Trust 7.340% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,969
American Express Co. 3.550% due 09/15/2026 •(g)	2,000,000	1,866
Bank of America Corp. 5.875% due 03/15/2028 •(g)	14,085,000	14,028
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)	4,900,000	4,517
Charles Schwab Corp. 4.000% due 12/01/2030 •(g)	10,100,000	8,635
Citigroup, Inc.
3.875% due 02/18/2026 •(g)	12,500,000	11,866
7.200% due 05/15/2029 •(g)	2,800,000	2,873
CoBank ACB
4.250% due 01/01/2027 •(g)	4,200,000	3,638
6.200% (US0003M + 3.744%) due 01/01/2025 ~(g)	30,000	2,969
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	2,000,000	1,880
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 •(g)	2,500,000	2,624
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(g)	4,850,000	5,881
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	2,500,000	2,372
4.000% due 04/01/2025 •(g)	11,000,000	10,717
4.200% due 09/01/2026 (g)	250,000	4,773

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.600% due 02/01/2025 •(g)	1,792,000	1,771
4.625% due 06/01/2026 (g)	110,000	2,303
5.000% due 08/01/2024 •(g)	6,200,000	6,192
6.875% due 06/01/2029 •(g)	5,300,000	5,488
State Street Corp. 8.140% (TSFR3M + 2.801%) due 09/15/2024 ~(g)	1,000,000	1,007
SVB Financial Group 4.100% due 02/15/2031 ^(b)(g)	5,700,000	44
USB Capital Ltd. 6.610% due 07/29/2024 •(g)	14,250,000	11,883
Wells Fargo & Co. 7.625% due 09/15/2028 •(g)	3,000,000	3,200

		112,496

UTILITIES 0.0%
Sempra Energy 4.875% due 10/15/2025 •(g)	1,000,000	982

Total Preferred Securities (Cost $126,537)		113,478

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%		2,918

U.S. TREASURY BILLS 0.0%
5.388% due 08/29/2024 (d)(e)(o)	94	93

Total Short-Term Instruments (Cost $3,011)		3,011

Total Investments in Securities (Cost $3,590,785)		3,458,855

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	5,136,153	49,970

Total Short-Term Instruments (Cost $49,970)		49,970

Total Investments in Affiliates (Cost $49,970)		49,970

Total Investments 109.5% (Cost $3,640,755)		$3,508,825
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $7,749)		2,116
Other Assets and Liabilities, net (9.6)%		(307,794)

Net Assets 100.0%		$3,203,147

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$2,918	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,977)	$2,918	$2,919

Total Repurchase Agreements	$(2,977)	$2,918	$2,919

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	5.430%	06/13/2024	07/11/2024	$(35,578)	$(35,675)
5.460	06/18/2024	07/02/2024	(4,897)	(4,906)
JPS	5.250	06/14/2024	08/02/2024	(2,793)	(2,799)
NOM	4.250	06/28/2024	TBD(3)	(3,945)	(3,946)
SCX	5.000	06/14/2024	TBD(3)	(3,305)	(3,313)
TDM	5.510	06/03/2024	TBD(3)	(21,125)	(21,216)

Total Reverse Repurchase Agreements	$(71,855)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	5.500%	07/15/2054	$100	$(99)	$(99)

Total Short Sales 0.0%	$(99)	$(99)

(k)	Securities with an aggregate market value of $73,237 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(12,517) at a weighted average interest rate of 5.219%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures					$109.000	07/26/2024	15	$15	$(4)	$(6)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures					112.000	07/26/2024	15	15	(5)	(2)

Total Written Options									$(9)	$(8)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2024	408	$(44,874)	$(321)		$108	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	285	(32,356)	(610)		138	0
U.S. Treasury Long-Term Bond September Futures				09/2024	1,740	(205,864)	(2,038)		1,740	0

Total Futures Contracts							$(2,969)		$1,986	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.787%	$5,000	$204	$(279)	$(75)	$0	$(1)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.094	2,500	0	(12)	(12)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.659	7,500	161	(342)	(181)	7	0

						$365	$(633)	$(268)	$7	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.503%	$5,000	$1,022	$(590)	$432	$2	$0
AES Corp.	5.000	Quarterly	12/20/2028	1.068	1,000	124	35	159	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.382	2,500	(15)	66	51	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.276	16,200	206	(145)	61	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.314	1,770	(45)	57	12	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	8,500	164	(65)	99	3	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	16,800	(91)	362	271	10	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.391	9,900	(174)	206	32	2	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.830	800	(6)	9	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	17,300	(84)	111	27	1	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	4,200	(39)	(30)	(69)	3	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.422	2,200	313	3	316	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	61,400	473	587	1,060	7	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	7,800	92	67	159	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.476	3,710	701	(302)	399	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	6,450	811	168	979	3	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.394	4,200	867	(407)	460	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.173	17,700	302	(227)	75	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.319	2,600	59	(25)	34	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355	2,400	54	(24)	30	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404	5,200	121	(47)	74	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.486	200	(2)	5	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	10,500	(40)	225	185	5	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580	2,600	(6)	51	45	1	0

$4,807	$90	$4,897	$44	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$200	$1	$3	$4	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	3,100	46	20	66	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	15,700	178	158	336	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	93,400	1,986	(46)	1,940	0	(8)

$2,211	$135	$2,346	$0	$(9)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day USD-SOFR Compounded-OIS	3.994%	Annual	07/02/2034	$4,400	$(13)	$(1)	$(14)	$0	$(14)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	2,900	(10)	(15)	(25)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	27,500	1,120	91	1,211	480	0

$1,097	$75	$1,172	$480	$(39)

Total Swap Agreements	$8,480	$(333)	$8,147	$531	$(51)

(m)	Securities with an aggregate market value of $9,786 and cash of $76,372 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	Unsettled variation margin asset of $29 for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	3,000	$(13)	$(4)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	3,000	(13)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,800	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,800	(7)	(9)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	3,100	(11)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	3,100	(11)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	3,100	(12)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	3,100	(12)	(17)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	5,500	(11)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	5,500	(11)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	4,200	(14)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	4,200	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	5,600	(17)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	5,600	(17)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	5,100	(19)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	5,100	(19)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	2,600	(10)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	2,600	(10)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	2,800	(12)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	5,300	(19)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	5,300	(19)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	2,800	(12)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	2,600	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	2,600	(9)	(9)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	6,200	(15)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	6,200	(15)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,500	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	2,800	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	2,800	(11)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	1,400	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	1,400	(6)	(9)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	3,000	(13)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	3,000	(13)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	2,800	(7)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	2,800	(10)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	2,800	(10)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	2,800	(7)	(12)

							$(443)	$(321)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		$97.266	07/08/2024		1,700	$(3)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054		97.719	07/08/2024		1,200	(2)	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			95.594	08/06/2024		2,000	(5)		(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054			98.594	08/06/2024		2,000	(4)		(2)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054			97.969	07/08/2024		2,000	(7)		(1)

								$(21)		$(13)

Total Written Options								$(464)		$(334)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.289%	$1,400	$30	$(15)	$15	$0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.239	1,800	(18)	25	7	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.333	600	(23)	25	2	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	400	(3)	5	2	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.333	2,000	(80)	87	7	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.445	1,100	(12)	(9)	0	(21)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	200	(1)	3	2	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.310	11,400	(145)	67	0	(78)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.246	1,400	0	10	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	300	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	500	1	4	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	1,200	(4)	15	11	0

Total Swap Agreements							$(258)	$221	$62	$(99)

(o)

Securities with an aggregate market value of $315 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments				$0		$10,072	$5,576		$15,648
Corporate Bonds & Notes
Banking & Finance				0		1,392,332	3,857		1,396,189
Industrials				0		931,119	0		931,119
Utilities				0		373,213	0		373,213
Convertible Bonds & Notes
Industrials				0		1,005	0		1,005
Municipal Bonds & Notes
California				0		922	0		922
Georgia				0		8,891	0		8,891
Illinois				0		657	0		657
Massachusetts				0		305	0		305
New York				0		274	0		274
Ohio				0		8,107	0		8,107
U.S. Government Agencies				0		383,974	0		383,974
U.S. Treasury Obligations				0		61,851	0		61,851
Non-Agency Mortgage-Backed Securities				0		38,910	178		39,088

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Asset-Backed Securities	0	84,016	0	84,016
Sovereign Issues	0	20,821	0	20,821
Common Stocks
Industrials	0	0	604	604
Convertible Preferred Securities
Banking & Finance	15,682	0	0	15,682
Preferred Securities
Banking & Finance	7,076	105,420	0	112,496
Utilities	0	982	0	982
Short-Term Instruments
Repurchase Agreements	0	2,918	0	2,918
U.S. Treasury Bills	0	93	0	93

	$22,758	$3,425,882	$10,215	$3,458,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,970	$0	$0	$49,970

Total Investments	$72,728	$3,425,882	$10,215	$3,508,825

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(99)	$0	$(99)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,517	0	2,517
Over the counter	0	62	0	62

	$0	$2,579	$0	$2,579
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(59)	0	(59)
Over the counter	0	(433)	0	(433)

	$0	$(492)	$0	$(492)

Total Financial Derivative Instruments	$0	$2,087	$0	$2,087

Totals	$72,728	$3,427,870	$10,215	$3,510,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Asplundh Tree Expert LLC 7.096% due 05/23/2031	$1,100	$1,101
Avolon TLB Borrower 1 U.S. LLC 7.339% due 06/22/2028	3,695	3,704
Broadcom Inc.
TBD% due 08/14/2026 «	6,500	6,467
Castlelake LP 8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~	35,415	32,979
Charter Communications Operating LLC 7.052% due 02/01/2027	55,348	55,342
Delos Aircraft Designated Activity Co. 7.085% due 10/31/2027	10,121	10,189
DirecTV Financing LLC 10.708% due 08/02/2029	2,770	2,761
Project Hudson II 7.730% due 05/29/2026 «	12,500	12,554
Setanta Aircraft Leasing Designated Activity Co. 7.085% due 11/05/2028	12,500	12,585
SkyMiles IP Ltd. 9.075% due 10/20/2027	9,358	9,596
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031	4,688	4,716
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	3,970	3,624

Total Loan Participations and Assignments (Cost $157,744)		155,618

CORPORATE BONDS & NOTES 78.5%
BANKING & FINANCE 27.2%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032	103,000	101,225
AerCap Ireland Capital DAC
3.000% due 10/29/2028	21,940	19,946
3.850% due 10/29/2041	800	626
3.875% due 01/23/2028	150	142
4.625% due 10/15/2027	16,500	16,084
Agree LP
4.800% due 10/01/2032	5,300	4,977
5.625% due 06/15/2034	3,400	3,367
AIA Group Ltd.
3.200% due 09/16/2040	3,900	2,855
3.900% due 04/06/2028	2,200	2,116
Aircastle Ltd.
2.850% due 01/26/2028	12,500	11,314
5.950% due 02/15/2029	1,800	1,800
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	11,500	9,005
3.000% due 05/18/2051	4,500	2,713
3.450% due 04/30/2025	700	687
3.550% due 03/15/2052	2,316	1,554
4.000% due 02/01/2050	8,000	5,944
4.850% due 04/15/2049	900	761
Alleghany Corp. 4.900% due 09/15/2044	5,400	5,037
Ally Financial, Inc.
2.200% due 11/02/2028	800	693
6.700% due 02/14/2033	6,200	6,168
6.848% due 01/03/2030 •	7,900	8,121
6.992% due 06/13/2029 •	11,000	11,419
8.000% due 11/01/2031	18,415	20,336
American Assets Trust LP 3.375% due 02/01/2031	30,500	25,007
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	34,653
American Homes 4 Rent LP
2.375% due 07/15/2031	700	569
3.375% due 07/15/2051	10,700	6,974
3.625% due 04/15/2032	22,300	19,510
4.250% due 02/15/2028	7,483	7,173
4.300% due 04/15/2052	10,700	8,308
4.900% due 02/15/2029	11,300	11,050

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

American International Group, Inc. 4.375% due 06/30/2050		6,200	5,140
American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,851
2.100% due 06/15/2030		$17,100	14,334
2.950% due 01/15/2025		7,500	7,384
2.950% due 01/15/2051 (l)		37,850	23,698
3.100% due 06/15/2050		14,059	9,087
3.125% due 01/15/2027		16,200	15,356
3.375% due 10/15/2026		2,666	2,547
3.600% due 01/15/2028		2,250	2,124
3.700% due 10/15/2049		7,300	5,302
3.800% due 08/15/2029		61,400	57,093
3.950% due 03/15/2029		25,300	23,885
4.050% due 03/15/2032		1,300	1,189
4.400% due 02/15/2026		3,100	3,046
5.250% due 07/15/2028		4,095	4,088
5.450% due 02/15/2034		1,000	992
5.550% due 07/15/2033		15,100	15,090
5.650% due 03/15/2033		12,600	12,685
5.900% due 11/15/2033		22,000	22,541
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	9,152
3.833% due 03/11/2051		10,315	6,209
Antares Holdings LP
2.750% due 01/15/2027		7,700	6,998
3.750% due 07/15/2027		18,400	16,846
3.950% due 07/15/2026		4,100	3,879
6.500% due 02/08/2029 (l)		10,000	9,853
7.950% due 08/11/2028		5,500	5,702
Aon North America, Inc. 5.750% due 03/01/2054		10,000	9,789
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,719
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	16,601
Ares Capital Corp. 5.950% due 07/15/2029		5,000	4,917
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,708
3.650% due 02/01/2052		5,100	3,532
4.125% due 06/30/2051 •		12,400	11,583
Ares Management Corp. 6.375% due 11/10/2028		38,000	39,613
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,080
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,166
6.125% due 09/15/2028		8,400	8,657
Athene Global Funding
2.500% due 01/14/2025		3,300	3,241
5.516% due 03/25/2027		11,300	11,333
5.583% due 01/09/2029		10,000	10,045
Athene Holding Ltd.
5.875% due 01/15/2034		7,000	6,930
6.250% due 04/01/2054		15,000	15,023
Augustar Life Insurance Co. 6.875% due 06/15/2042		400	357
AvalonBay Communities, Inc. 5.350% due 06/01/2034		8,300	8,308
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,779
5.500% due 12/15/2024		7,600	7,581
6.250% due 04/15/2028		6,600	6,737
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	37,215
2.875% due 02/15/2025		5,700	5,585
5.500% due 01/15/2026		15,000	14,887
6.375% due 05/04/2028		3,471	3,526
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,743
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	14,970
7.883% due 11/15/2034 •		10,000	10,904
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,749
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$5,100	4,939
Banco Santander SA
3.306% due 06/27/2029		3,600	3,290
3.490% due 05/28/2030		5,400	4,837
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(i)		7,500	7,321
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,118
2.687% due 04/22/2032 •		10,000	8,455

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

2.972% due 07/21/2052 •		1,700	1,109
3.194% due 07/23/2030 •		30,600	27,794
3.311% due 04/22/2042 •		8,700	6,551
3.419% due 12/20/2028 •		85,251	80,188
3.593% due 07/21/2028 •		13,900	13,234
3.974% due 02/07/2030 •		14,862	14,078
4.083% due 03/20/2051 •		2,200	1,758
4.271% due 07/23/2029 •		3,000	2,891
4.571% due 04/27/2033 •		88,000	83,022
5.015% due 07/22/2033 •		5,200	5,085
5.080% due 01/20/2027 •		1,300	1,293
5.202% due 04/25/2029 •		8,725	8,713
5.288% due 04/25/2034 •		5,000	4,950
5.468% due 01/23/2035 •		22,300	22,286
5.872% due 09/15/2034 •		10,000	10,291
Bank of America NA 6.000% due 10/15/2036		9,200	9,676
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		6,600	6,486
Barclays PLC
3.330% due 11/24/2042 •		6,000	4,311
4.972% due 05/16/2029 •		28,114	27,527
5.088% due 06/20/2030 •		2,075	1,984
5.746% due 08/09/2033 •		2,400	2,395
5.851% due 03/21/2035 •	GBP	2,300	2,908
6.036% due 03/12/2055 •		$1,600	1,623
6.224% due 05/09/2034 •		12,195	12,503
6.692% due 09/13/2034 •		25,000	26,518
7.437% due 11/02/2033 •		8,500	9,353
Berkshire Hathaway Finance Corp.
2.500% due 01/15/2051		1,191	717
2.875% due 03/15/2032		7,900	6,922
3.850% due 03/15/2052		13,600	10,523
4.200% due 08/15/2048		13,700	11,510
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		245	227
BGC Group, Inc.
4.375% due 12/15/2025		6,100	5,939
6.600% due 06/10/2029		4,500	4,480
8.000% due 05/25/2028		5,600	5,902
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	5,672
2.800% due 09/30/2050		10,500	6,250
3.200% due 01/30/2052		43,000	28,275
3.500% due 09/10/2049		5,500	3,865
4.000% due 10/02/2047		8,400	6,445
Blackstone Private Credit Fund 4.700% due 03/24/2025		6,400	6,337
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	7,686
Block Financial LLC 2.500% due 07/15/2028		6,700	6,007
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		1,600	1,579
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	24,016
4.125% due 10/07/2051		10,500	7,544
4.375% due 02/15/2032		11,000	9,794
6.250% due 04/18/2034		13,000	13,042
BNP Paribas SA
3.052% due 01/13/2031 •		10,700	9,376
3.132% due 01/20/2033 •		12,400	10,441
5.125% due 01/13/2029 •		10,100	10,016
5.738% due 02/20/2035 •		20,000	19,907
7.750% due 08/16/2029 •(h)(i)		15,000	15,165
8.500% due 08/14/2028 •(h)(i)(l)		47,900	49,180
BPCE SA
5.716% due 01/18/2030 •		4,200	4,193
5.936% due 05/30/2035 •		3,800	3,787
7.003% due 10/19/2034 •		20,000	21,396
Brandywine Operating Partnership LP
3.950% due 11/15/2027		200	181
4.550% due 10/01/2029		5,400	4,707
Brighthouse Financial, Inc. 3.850% due 12/22/2051		13,100	8,343
Brixmor Operating Partnership LP 5.750% due 02/15/2035		2,600	2,597
Brookfield Capital Finance LLC 6.087% due 06/14/2033		10,000	10,288
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	13,089
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,316
3.625% due 02/15/2052		33,900	23,615
4.700% due 09/20/2047 (l)		34,350	29,127
5.968% due 03/04/2054		40,725	40,320

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	9,951
4.950% due 03/17/2052		14,800	12,607
CaixaBank SA
5.673% due 03/15/2030 •		2,900	2,889
6.037% due 06/15/2035 •		5,000	5,014
Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	13,983
7.200% due 12/12/2028		15,000	15,433
Capital One Financial Corp.
5.268% due 05/10/2033 •		14,800	14,289
6.377% due 06/08/2034 •		10,000	10,266
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,489
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,329
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	11,682
CBRE Services, Inc.
5.500% due 04/01/2029		300	302
5.950% due 08/15/2034		10,000	10,130
Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	5,584
3.050% due 12/15/2061		17,548	11,129
CI Financial Corp.
3.200% due 12/17/2030		2,500	1,972
4.100% due 06/15/2051		38,200	24,721
7.500% due 05/30/2029		17,800	17,640
Cibanco SA Ibm 4.962% due 07/18/2029		7,200	6,819
Citibank NA 5.570% due 04/30/2034		2,000	2,033
Citigroup, Inc.
2.561% due 05/01/2032 •		6,945	5,790
3.057% due 01/25/2033 •		7,500	6,373
3.200% due 10/21/2026		14,852	14,167
3.668% due 07/24/2028 •		17,500	16,687
3.785% due 03/17/2033 •		14,425	12,857
4.075% due 04/23/2029 •		48,000	46,029
5.827% due 02/13/2035 •		25,000	24,750
CME Group, Inc. 4.150% due 06/15/2048		2,875	2,432
CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,392
5.500% due 06/15/2033		7,400	7,385
Commonwealth Bank of Australia 3.784% due 03/14/2032 (i)		13,700	12,002
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	38,017
4.625% due 12/29/2025 •(h)(i)	EUR	9,200	9,674
5.447% due 03/05/2030 •		$10,000	10,004
Corebridge Financial, Inc.
3.900% due 04/05/2032		21,500	19,252
4.350% due 04/05/2042		10,400	8,578
4.400% due 04/05/2052		45,700	35,967
6.875% due 12/15/2052 •		12,500	12,622
Corporate Office Properties LP
2.250% due 03/15/2026		3,600	3,401
2.900% due 12/01/2033		4,000	3,152
CoStar Group, Inc. 2.800% due 07/15/2030		11,400	9,645
Crown Castle, Inc.
2.100% due 04/01/2031		500	405
2.250% due 01/15/2031		3,753	3,088
3.100% due 11/15/2029		7,500	6,699
3.250% due 01/15/2051 (l)		27,600	18,344
3.800% due 02/15/2028		14,700	13,933
4.000% due 11/15/2049		39,410	30,061
4.300% due 02/15/2029		4,400	4,205
4.450% due 02/15/2026		16,495	16,216
4.750% due 05/15/2047		16,840	14,377
5.200% due 02/15/2049		18,710	16,982
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,000	4,825
Danske Bank AS 5.427% due 03/01/2028 •		2,100	2,102
Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	11,582
2.625% due 12/16/2024	GBP	12,200	15,213
3.547% due 09/18/2031 •		$4,393	3,869
3.729% due 01/14/2032 •		36,000	30,367
3.742% due 01/07/2033 •		17,700	14,566
5.706% due 02/08/2028 •		2,300	2,298
Digital Realty Trust LP 4.450% due 07/15/2028 (l)		10,900	10,569

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

DOC DR LLC
3.950% due 01/15/2028		7,900	7,558
4.300% due 03/15/2027		2,975	2,912
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	28,560
EPR Properties
3.600% due 11/15/2031		2,700	2,252
3.750% due 08/15/2029		11,360	10,134
4.500% due 04/01/2025		200	198
4.500% due 06/01/2027		9,325	8,924
4.750% due 12/15/2026		100	97
4.950% due 04/15/2028		14,200	13,600
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,201
3.900% due 04/15/2032 (l)		54,500	49,577
Equitable Holdings, Inc.
4.350% due 04/20/2028		12,407	11,999
4.572% due 02/15/2029		6,032	5,803
5.000% due 04/20/2048		25,970	23,317
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	8,000	7,754
Essential Properties LP 2.950% due 07/15/2031		$5,000	4,116
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,264
2.650% due 09/01/2050		11,800	6,766
3.625% due 05/01/2027		900	862
5.500% due 04/01/2034		4,000	3,967
Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		5,950	3,682
3.500% due 10/15/2050		1,500	1,010
Extra Space Storage LP
2.350% due 03/15/2032		10,000	7,971
3.875% due 12/15/2027		1,100	1,050
3.900% due 04/01/2029		2,900	2,733
5.400% due 02/01/2034		4,900	4,799
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	6,869
4.850% due 04/17/2028		9,600	9,432
5.625% due 08/16/2032		7,450	7,353
6.000% due 12/07/2033		15,000	15,246
6.100% due 03/15/2055		19,700	19,046
6.350% due 03/22/2054		11,900	11,922
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	16,142
First American Financial Corp. 4.000% due 05/15/2030		3,300	2,967
FMR LLC
5.150% due 02/01/2043		1,550	1,457
6.450% due 11/15/2039		500	545
Ford Holdings LLC 9.300% due 03/01/2030		13,500	15,414
Ford Motor Credit Co. LLC 5.850% due 05/17/2027		5,000	5,002
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,751
FS KKR Capital Corp.
3.125% due 10/12/2028		17,400	15,114
6.875% due 08/15/2029		10,000	9,919
7.875% due 01/15/2029		15,000	15,491
GA Global Funding Trust 5.500% due 01/08/2029		4,200	4,202
Global Atlantic Fin Co.
6.750% due 03/15/2054		10,310	10,205
7.950% due 06/15/2033		25,000	27,464
7.950% due 10/15/2054 •		5,500	5,542
Globe Life, Inc. 2.150% due 08/15/2030		700	562
GLP Capital LP
3.250% due 01/15/2032		2,300	1,935
4.000% due 01/15/2030		13,040	11,957
4.000% due 01/15/2031		3,100	2,782
5.300% due 01/15/2029		28,800	28,397
5.750% due 06/01/2028		1,166	1,167
6.750% due 12/01/2033		4,400	4,629
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,365
3.102% due 02/24/2033 •		1,700	1,452
3.436% due 02/24/2043 •		14,100	10,656
3.691% due 06/05/2028 •		22,244	21,285
4.017% due 10/31/2038 •		100	85
4.411% due 04/23/2039 •		9,100	8,052
6.750% due 10/01/2037		92,900	100,288
Golub Capital BDC, Inc.
2.050% due 02/15/2027		21,800	19,608
7.050% due 12/05/2028		2,319	2,369

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	19,561
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	18,271
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	20,111
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,541
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,630
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (b)		15,000	14,699
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,488
Hartford Financial Services Group, Inc.
3.600% due 08/19/2049		600	439
7.709% due 02/12/2067 •		3,600	3,209
Healthpeak OP LLC 6.750% due 02/01/2041		3,500	3,833
High Street Funding Trust 4.682% due 02/15/2048		8,800	7,095
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,160
4.200% due 04/15/2029		2,198	2,016
7.650% due 02/01/2034		2,200	2,369
Hill City Funding Trust 4.046% due 08/15/2041		15,000	11,018
Host Hotels & Resorts LP 5.700% due 07/01/2034		3,400	3,343
HPS Corporate Lending Fund 6.750% due 01/30/2029		3,300	3,326
HSBC Bank USA NA 7.000% due 01/15/2039		11,450	12,870
HSBC Holdings PLC
2.804% due 05/24/2032 •		78,700	65,885
2.848% due 06/04/2031 •		6,800	5,880
4.583% due 06/19/2029 •		7,050	6,817
5.402% due 08/11/2033 •		8,100	8,017
5.546% due 03/04/2030 •		5,000	5,011
5.719% due 03/04/2035 •(l)		25,000	25,146
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	21,036
6.500% due 03/23/2028 •(h)(i)		$17,900	17,667
6.500% due 09/15/2037		18,115	18,564
6.800% due 06/01/2038		4,300	4,563
7.000% due 04/07/2038	GBP	1,900	2,578
7.625% due 05/17/2032		$11,547	12,643
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,258
3.950% due 11/01/2027		5,600	4,690
4.650% due 04/01/2029		7,637	5,890
5.950% due 02/15/2028		2,400	2,043
ING Groep NV 5.550% due 03/19/2035 •		25,000	24,693
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,451
4.600% due 03/15/2033		19,563	18,702
Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	15,475
7.778% due 06/20/2054 •		19,900	20,809
7.800% due 11/28/2053		34,100	37,533
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	2,860
2.700% due 01/15/2034		7,800	6,148
4.150% due 04/15/2032		14,500	13,237
5.450% due 08/15/2030		4,400	4,410
5.500% due 08/15/2033		2,200	2,170
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,266
3.750% due 05/28/2051		5,200	3,364
4.500% due 04/08/2052		60,700	44,546
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	23,289
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	10,413
2.739% due 10/15/2030 •		6,375	5,642
2.963% due 01/25/2033 •		31,000	26,442
3.509% due 01/23/2029 •		16,200	15,326
3.702% due 05/06/2030 •		5,000	4,677
3.897% due 01/23/2049 •		4,720	3,722
4.005% due 04/23/2029 •		15,000	14,346
4.323% due 04/26/2028 •		1,500	1,464
4.586% due 04/26/2033 •		23,000	21,950
5.012% due 01/23/2030 •		34,100	33,845
5.350% due 06/01/2034 •		33,100	32,971
5.581% due 04/22/2030 •		5,300	5,385
5.766% due 04/22/2035 •		13,800	14,164

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.087% due 10/23/2029 •		6,700	6,924
6.254% due 10/23/2034 •		11,400	12,097
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,000
Kilroy Realty LP
2.650% due 11/15/2033		15,850	11,651
3.050% due 02/15/2030		1,500	1,266
4.250% due 08/15/2029		12,400	11,243
4.750% due 12/15/2028		2,000	1,893
6.250% due 01/15/2036		3,300	3,135
Kite Realty Group LP 5.500% due 03/01/2034		1,600	1,565
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,152
KKR Group Finance Co. LLC
3.500% due 08/25/2050		34,375	23,781
3.625% due 02/25/2050		26,000	18,527
4.850% due 05/17/2032		19,000	18,265
Lazard Group LLC
4.500% due 09/19/2028		400	387
6.000% due 03/15/2031		4,000	4,048
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	17,980
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,967
4.300% due 02/01/2061		14,500	9,040
Lloyds Bank PLC 0.000% due 04/02/2032 þ		11,600	7,617
Lloyds Banking Group PLC
4.375% due 03/22/2028		300	291
4.550% due 08/16/2028		24,200	23,513
5.679% due 01/05/2035 •(l)		12,500	12,457
8.000% due 09/27/2029 •(h)(i)		1,000	1,025
LSEGA Financing PLC 3.200% due 04/06/2041		2,700	2,027
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,185
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	3,987
4.350% due 01/30/2047		4,800	4,053
4.900% due 03/15/2049		5,200	4,658
5.450% due 03/15/2053		10,800	10,523
5.700% due 09/15/2053		20,000	20,217
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,556
4.900% due 04/01/2077		4,800	4,007
5.077% due 02/15/2069 •		27,500	24,195
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	6,991
MetLife, Inc.
5.000% due 07/15/2052		900	821
9.250% due 04/08/2068		51,066	59,204
10.750% due 08/01/2069		5,132	6,874
Mid-America Apartments LP 3.600% due 06/01/2027		300	288
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	11,616
2.309% due 07/20/2032 •		3,000	2,468
3.751% due 07/18/2039		1,200	1,003
4.153% due 03/07/2039		2,300	2,041
4.286% due 07/26/2038		3,200	2,899
4.315% due 04/19/2033 •		25,000	23,386
5.133% due 07/20/2033 •		17,300	17,050
5.441% due 02/22/2034 •		11,600	11,705
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	15,060
2.172% due 05/22/2032 •		7,400	5,998
2.201% due 07/10/2031 •		9,800	8,179
5.669% due 09/13/2033 •		4,300	4,334
5.754% due 05/27/2034 •		1,500	1,521
Morgan Stanley
0.000% due 04/02/2032 þ(j)		62,100	39,397
2.239% due 07/21/2032 •		28,500	23,292
2.943% due 01/21/2033 •		5,200	4,421
3.217% due 04/22/2042 •		15,200	11,385
3.591% due 07/22/2028 ~		400	380
3.875% due 01/27/2026		3,095	3,027
4.889% due 07/20/2033 •		2,700	2,604
5.250% due 04/21/2034 •		6,500	6,401
5.297% due 04/20/2037 •		31,219	29,908
5.424% due 07/21/2034 •		11,400	11,347
5.466% due 01/18/2035 •		11,800	11,774
5.656% due 04/18/2030 •		5,800	5,900
5.831% due 04/19/2035 •		10,000	10,255
5.948% due 01/19/2038 •		4,400	4,377
6.627% due 11/01/2034 •		12,000	12,965

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Morgan Stanley Direct Lending Fund 6.150% due 05/17/2029	5,000	4,893
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,100	3,117
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •	19,870	19,855
6.144% due 01/16/2064 •	25,000	24,806
Nasdaq, Inc. 2.500% due 12/21/2040	6,000	3,918
National Health Investors, Inc. 3.000% due 02/01/2031	10,600	8,666
Nationwide Building Society
3.960% due 07/18/2030 •	26,756	24,767
4.302% due 03/08/2029 •	5,500	5,267
6.557% due 10/18/2027 •	15,500	15,821
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	10,000	7,500
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,732
9.375% due 08/15/2039	32,300	41,002
NatWest Group PLC
4.445% due 05/08/2030 •	1,900	1,816
4.600% due 06/28/2031 •(h)(i)	27,100	21,422
5.076% due 01/27/2030 •	46,350	45,552
5.778% due 03/01/2035 •	25,000	25,094
6.016% due 03/02/2034 •(l)	924	945
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	5,963
4.875% due 04/15/2045	13,688	10,863
New York Life Insurance Co.
4.450% due 05/15/2069	16,700	13,449
6.750% due 11/15/2039	4,260	4,736
Newmark Group, Inc. 7.500% due 01/12/2029	3,300	3,395
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	36,900	30,813
5.100% due 10/16/2044 •	12,950	12,935
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	36,712
2.750% due 03/09/2028	11,000	9,812
NNN REIT, Inc. 2.500% due 04/15/2030	500	429
Nomura Holdings, Inc.
2.172% due 07/14/2028	15,900	14,043
2.608% due 07/14/2031	12,400	10,213
2.679% due 07/16/2030	11,200	9,535
2.999% due 01/22/2032	14,100	11,793
3.103% due 01/16/2030	4,700	4,157
5.594% due 07/02/2027 (b)	1,600	1,601
5.783% due 07/03/2034 (b)	7,100	7,081
5.842% due 01/18/2028	12,400	12,579
6.181% due 01/18/2033 (l)	30,000	31,187
6.590% due 07/02/2027 (b)	3,800	3,821
Nordea Bank Abp 3.750% due 03/01/2029 •(h)(i)	5,700	4,767
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	21,608
3.625% due 09/30/2059	62,990	42,833
3.850% due 09/30/2047	10,340	7,865
6.063% due 03/30/2040	1	1
Old Republic International Corp. 3.850% due 06/11/2051	37,900	26,772
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	427
3.625% due 10/01/2029	4,000	3,573
4.750% due 01/15/2028	7,000	6,777
5.250% due 01/15/2026	15,000	14,863
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	3,658
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,770
Pacific Life Insurance Co. 9.250% due 06/15/2039	63,816	84,298
Pacific LifeCorp 3.350% due 09/15/2050	5,700	3,887
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)	18,187	11,890
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	25,780
7.625% due 06/15/2040	32,535	36,329
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034	5,300	5,237
Piedmont Operating Partnership LP 9.250% due 07/20/2028	200	213
Pine Street Trust 5.568% due 02/15/2049	23,800	21,930

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pinnacol Assurance 8.625% due 06/25/2034 «(j)	24,000	25,867
Popular, Inc. 7.250% due 03/13/2028	14,700	15,109
Progressive Corp.
3.700% due 03/15/2052	4,500	3,366
4.125% due 04/15/2047	1,700	1,400
Protective Life Global Funding 5.467% due 12/08/2028	2,000	2,023
Rayonier LP 2.750% due 05/17/2031	7,500	6,269
Realty Income Corp.
2.700% due 02/15/2032	11,400	9,494
3.200% due 02/15/2031	11,100	9,739
3.400% due 01/15/2028	1,265	1,193
3.400% due 01/15/2030	5,625	5,125
3.950% due 08/15/2027	11,848	11,429
4.000% due 07/15/2029	200	189
4.450% due 09/15/2026	2,350	2,294
Regency Centers LP
2.950% due 09/15/2029	1,000	899
4.125% due 03/15/2028	1,100	1,060
4.400% due 02/01/2047	4,200	3,398
4.650% due 03/15/2049	1,500	1,241
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	9,669
RGA Global Funding
5.500% due 01/11/2031	4,500	4,496
6.000% due 11/21/2028	3,000	3,092
Sabra Health Care LP
3.200% due 12/01/2031	14,850	12,351
3.900% due 10/15/2029	3,368	3,042
Safehold GL Holdings LLC 6.100% due 04/01/2034	5,000	4,941
Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	15,200
6.875% due 04/15/2034	6,500	6,669
Santander Holdings USA, Inc.
4.400% due 07/13/2027	5,200	5,026
6.499% due 03/09/2029 •	2,000	2,038
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	14,460
3.823% due 11/03/2028 •	55,945	52,891
SBA Tower Trust 2.328% due 07/15/2052	10,300	9,253
Selective Insurance Group, Inc. 5.375% due 03/01/2049	8,800	8,274
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028	4,200	3,730
Societe Generale SA
3.337% due 01/21/2033 •	27,760	23,022
6.221% due 06/15/2033 •	10,500	10,346
6.691% due 01/10/2034 •	17,000	17,545
Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	13,056
3.603% due 01/12/2033 •	3,200	2,696
Stellantis Finance U.S., Inc. 6.375% due 09/12/2032	700	732
Stifel Financial Corp. 4.000% due 05/15/2030	5,600	5,164
Store Capital LLC 2.750% due 11/18/2030	1,900	1,576
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •	16,300	14,090
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	37,100	31,031
2.750% due 01/15/2030	2,700	2,370
3.040% due 07/16/2029	11,300	10,195
5.710% due 01/13/2030	18,400	18,769
5.808% due 09/14/2033 (l)	17,100	17,736
Sun Communities Operating LP
2.700% due 07/15/2031	6,800	5,619
5.700% due 01/15/2033	8,000	7,891
SVB Financial Group 4.570% due 04/29/2033 ^(c)	16,800	10,107
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(h)(i)	6,000	5,167
Synchrony Financial
2.875% due 10/28/2031	17,900	14,362
4.500% due 07/23/2025	600	590
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050	30,000	19,971
4.270% due 05/15/2047	11,300	9,028
4.900% due 09/15/2044	18,400	16,287
6.850% due 12/16/2039	5,129	5,728

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	291	378
Toronto-Dominion Bank 8.125% due 10/31/2082 •(i)		$20,000	20,777
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,988
Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,260
5.450% due 05/25/2053		4,000	4,007
Truist Financial Corp. 6.123% due 10/28/2033 •		15,000	15,346
Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,585
6.950% due 01/30/2044		25,270	22,198
7.375% due 02/13/2034		2,900	2,864
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	48,133
U.S. Bancorp 4.839% due 02/01/2034 •		700	664
UBS AG 7.500% due 02/15/2028		34,800	37,248
UBS Group AG
2.593% due 09/11/2025 •		4,500	4,470
2.746% due 02/11/2033 •		10,900	8,912
3.091% due 05/14/2032 •		57,529	49,094
3.179% due 02/11/2043 •		1,100	785
3.750% due 03/26/2025		26,250	25,893
3.869% due 01/12/2029 •		10,550	9,962
4.125% due 09/24/2025		400	392
4.125% due 04/15/2026		34,600	33,746
4.194% due 04/01/2031 •		2,250	2,101
4.282% due 01/09/2028		17,400	16,693
4.550% due 04/17/2026		13,000	12,781
4.875% due 02/12/2027 •(h)(i)		11,400	10,469
4.988% due 08/05/2033 •		5,000	4,772
5.617% due 09/13/2030 •		5,000	5,023
5.699% due 02/08/2035 •		11,400	11,393
5.959% due 01/12/2034 •		40,000	40,623
6.301% due 09/22/2034 •		12,900	13,422
6.442% due 08/11/2028 •		2,900	2,974
6.537% due 08/12/2033 •		38,750	40,685
9.250% due 11/13/2028 •(h)(i)		4,900	5,284
9.250% due 11/13/2033 •(h)(i)		19,900	22,335
UDR, Inc. 3.500% due 07/01/2027		3,323	3,154
Unum Group 6.000% due 06/15/2054		3,800	3,653
Ventas Realty LP
4.125% due 01/15/2026		600	587
4.400% due 01/15/2029		1,244	1,196
VICI Properties LP
5.125% due 05/15/2032		11,100	10,583
5.625% due 05/15/2052		24,400	21,992
5.750% due 04/01/2034		2,400	2,379
6.125% due 04/01/2054		4,500	4,324
Voya Financial, Inc. 4.700% due 01/23/2048 •		6,800	5,925
W R Berkley Corp. 4.000% due 05/12/2050		4,900	3,768
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	15,200
2.406% due 10/30/2025 •		2,500	2,472
2.572% due 02/11/2031 •		21,200	18,355
2.879% due 10/30/2030 •		43,600	38,688
3.000% due 04/22/2026		8,100	7,770
3.196% due 06/17/2027 •		2,100	2,011
3.350% due 03/02/2033 •		4,800	4,164
3.584% due 05/22/2028 •		31,500	30,010
4.611% due 04/25/2053 •		64,700	55,336
5.499% due 01/23/2035 •(l)		15,300	15,253
5.557% due 07/25/2034 •		67,750	67,726
5.707% due 04/22/2028 •		6,500	6,558
6.428% (SOFRRATE + 1.070%) due 04/22/2028 ~		13,700	13,774
Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	6,058
5.950% due 08/26/2036		800	832
6.600% due 01/15/2038		22,877	25,111
Welltower OP LLC 6.500% due 03/15/2041		29,850	32,241
Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,261
4.000% due 04/15/2030		1,000	934
6.875% due 12/15/2033		14,477	15,846
6.950% due 10/01/2027		4,500	4,738
7.375% due 03/15/2032		39,647	44,342

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Willis North America, Inc.
3.875% due 09/15/2049		13,550	9,769
5.350% due 05/15/2033		12,000	11,774
WP Carey, Inc. 4.000% due 02/01/2025		800	791

			6,933,638

INDUSTRIALS 34.1%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	2,922
2.800% due 02/10/2051		18,200	10,859
AbbVie, Inc.
4.250% due 11/21/2049		8,700	7,255
4.300% due 05/14/2036		22,713	20,922
4.400% due 11/06/2042		44,212	38,794
4.450% due 05/14/2046		33,650	29,236
4.500% due 05/14/2035		21,877	20,645
4.700% due 05/14/2045		19,200	17,354
4.850% due 06/15/2044		36,900	34,198
5.050% due 03/15/2034		3,600	3,591
5.350% due 03/15/2044		5,000	4,946
5.400% due 03/15/2054		7,800	7,718
5.500% due 03/15/2064		7,800	7,706
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,092
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,185	3,598
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,538
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	3,955
3.650% due 04/01/2050		2,700	1,945
4.250% due 09/15/2048		1,474	1,187
5.400% due 03/15/2053		11,300	10,817
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,272
Aetna, Inc. 4.750% due 03/15/2044		$50	42
Air Canada Pass-Through Trust
4.125% due 11/15/2026		9,280	9,086
5.250% due 10/01/2030		5,494	5,428
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029 (l)		14,368	14,108
Alcon Finance Corp. 3.000% due 09/23/2029		500	453
Altria Group, Inc.
3.875% due 09/16/2046		5,140	3,706
5.950% due 02/14/2049 (l)		16,000	15,703
6.200% due 02/14/2059		3,000	2,984
Amazon.com, Inc.
2.700% due 06/03/2060		4,357	2,566
3.100% due 05/12/2051		19,800	13,617
3.250% due 05/12/2061		43,330	28,916
4.100% due 04/13/2062		11,800	9,433
4.250% due 08/22/2057		19,800	16,584
American Airlines Pass-Through Trust
2.875% due 01/11/2036		19,495	16,757
3.000% due 04/15/2030		453	418
3.150% due 08/15/2033		6,769	6,049
3.200% due 12/15/2029		5,656	5,254
3.350% due 04/15/2031		3,376	3,115
3.375% due 11/01/2028		5,719	5,407
3.500% due 08/15/2033		3,054	2,686
3.575% due 07/15/2029		6,367	6,025
3.600% due 03/22/2029		6,295	5,978
3.600% due 04/15/2031		2,603	2,362
3.650% due 08/15/2030		2,120	2,004
3.700% due 04/01/2028		5,530	5,287
4.000% due 01/15/2027		2,766	2,706
Amgen, Inc.
2.800% due 08/15/2041		3,700	2,603
3.375% due 02/21/2050		7,300	5,145
4.663% due 06/15/2051		145,913	124,796
4.950% due 10/01/2041		4,650	4,257
5.250% due 03/02/2033		34,295	34,212
5.650% due 03/02/2053		11,369	11,205
5.750% due 03/02/2063 (l)		35,000	34,306
Analog Devices, Inc. 5.300% due 04/01/2054		7,500	7,327
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		9,100	8,186
3.750% due 10/01/2030		5,600	4,892
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036 (l)		94,296	89,939
4.900% due 02/01/2046		119,482	110,228

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046		320	293
Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040		20,387	17,981
4.375% due 04/15/2038		10,975	9,997
4.439% due 10/06/2048		901	772
4.950% due 01/15/2042		2,800	2,629
5.450% due 01/23/2039		7,150	7,252
5.800% due 01/23/2059		38,300	39,890
Apple, Inc.
2.700% due 08/05/2051		1,200	763
2.800% due 02/08/2061		8,441	5,183
2.850% due 08/05/2061		8,600	5,295
2.950% due 09/11/2049		21,958	15,033
3.750% due 09/12/2047		21,790	17,400
3.850% due 08/04/2046		53,395	43,584
4.100% due 08/08/2062		1,095	887
4.850% due 05/10/2053 (l)		10,000	9,678
Aptiv PLC
3.100% due 12/01/2051		10,591	6,474
3.250% due 03/01/2032		6,870	5,959
4.150% due 05/01/2052		2,100	1,566
5.400% due 03/15/2049		10,000	8,960
Arrow Electronics, Inc. 2.950% due 02/15/2032		600	502
Ashtead Capital, Inc. 5.800% due 04/15/2034		10,000	9,929
Astrazeneca Finance LLC 5.000% due 02/26/2034		27,500	27,358
AstraZeneca PLC 4.375% due 11/16/2045		1,400	1,217
Bacardi Ltd.
4.700% due 05/15/2028		5,200	5,058
5.150% due 05/15/2038		22,540	20,846
5.300% due 05/15/2048		25,300	22,926
BAE Systems PLC 3.000% due 09/15/2050		11,700	7,580
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		15,000	10,958
Barrick North America Finance LLC 5.700% due 05/30/2041		8,500	8,409
BAT Capital Corp. 4.540% due 08/15/2047		147	113
Bayer U.S. Finance LLC
4.200% due 07/15/2034		14,484	12,431
4.375% due 12/15/2028		9,800	9,311
4.400% due 07/15/2044		4,000	3,055
4.625% due 06/25/2038		900	757
4.875% due 06/25/2048		24,000	19,322
6.250% due 01/21/2029		400	409
6.375% due 11/21/2030		6,400	6,561
6.500% due 11/21/2033		21,900	22,412
6.875% due 11/21/2053		12,600	12,953
Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	13,035
5.110% due 02/08/2034		14,951	14,736
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	6,200	6,653
Berry Global, Inc. 5.650% due 01/15/2034		$1,780	1,740
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		14,000	8,925
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		16,000	14,174
Biogen, Inc. 3.250% due 02/15/2051		7,181	4,783
Boardwalk Pipelines LP 3.600% due 09/01/2032		18,550	16,007
Boeing Co.
3.200% due 03/01/2029		575	510
3.250% due 02/01/2035		1,755	1,341
3.600% due 05/01/2034		8,470	6,818
3.625% due 02/01/2031		1,700	1,489
3.650% due 03/01/2047		1,945	1,266
3.750% due 02/01/2050		3,760	2,463
3.825% due 03/01/2059		4,515	2,854
3.950% due 08/01/2059		9,500	6,059
5.705% due 05/01/2040		53,900	49,722
5.805% due 05/01/2050		112,490	101,450
5.930% due 05/01/2060		108,625	97,183
6.259% due 05/01/2027		3,600	3,626
6.528% due 05/01/2034		18,000	18,439
6.858% due 05/01/2054		25,300	25,983
7.008% due 05/01/2064		15,500	15,882
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		12,000	8,149

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	5,900	6,093
Boston Scientific Corp.
6.500% due 11/15/2035	43,837	48,684
7.375% due 01/15/2040	42,000	49,476
BP Capital Markets America, Inc. 4.893% due 09/11/2033	73,892	71,889
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	7,700	5,647
4.250% due 10/26/2049	8,528	6,947
4.350% due 11/15/2047	2,884	2,405
5.500% due 02/22/2044	2,900	2,870
5.550% due 02/22/2054	20,000	19,732
5.650% due 02/22/2064	28,500	27,862
British Airways Pass-Through Trust
3.300% due 06/15/2034	18,591	16,757
3.350% due 12/15/2030	1,399	1,309
4.250% due 05/15/2034	2,790	2,621
Broadcom, Inc.
2.600% due 02/15/2033	42,701	34,622
3.137% due 11/15/2035	57,112	45,756
3.187% due 11/15/2036	2,674	2,117
3.419% due 04/15/2033	23,395	20,178
3.469% due 04/15/2034	67,546	57,606
3.500% due 02/15/2041	22,400	17,181
4.150% due 11/15/2030	918	867
4.150% due 04/15/2032	44,100	40,708
4.300% due 11/15/2032	21,250	19,871
Buckeye Partners LP 5.600% due 10/15/2044	2,300	1,814
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	23,737
4.450% due 01/15/2053	4,909	4,177
5.200% due 04/15/2054	47,583	45,620
5.500% due 03/15/2055	16,700	16,743
Cameron LNG LLC
3.402% due 01/15/2038	26,700	21,604
3.701% due 01/15/2039	1,430	1,159
Canadian Pacific Railway Co.
4.300% due 05/15/2043	5,000	4,260
4.700% due 05/01/2048	17,700	15,345
4.950% due 08/15/2045	24,795	22,670
6.125% due 09/15/2115	51,558	52,450
Carrier Global Corp. 6.200% due 03/15/2054	5,900	6,323
CDW LLC 3.569% due 12/01/2031	12,377	10,821
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	570	501
Cellnex Finance Co. SA 3.875% due 07/07/2041	4,600	3,637
Centene Corp.
2.450% due 07/15/2028	25,913	23,027
2.500% due 03/01/2031	1,500	1,232
2.625% due 08/01/2031	2,800	2,302
3.000% due 10/15/2030	1,581	1,353
3.375% due 02/15/2030	2,310	2,052
4.625% due 12/15/2029	3,300	3,124
CF Industries, Inc. 5.150% due 03/15/2034	21,425	20,559
Charter Communications Operating LLC
3.500% due 06/01/2041	15,877	10,673
3.500% due 03/01/2042	13,700	9,123
3.700% due 04/01/2051	7,500	4,565
3.850% due 04/01/2061	94,400	55,180
3.900% due 06/01/2052	22,775	14,295
4.400% due 12/01/2061	65,700	42,903
4.800% due 03/01/2050	37,000	27,169
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	30,348
5.250% due 04/01/2053	37,225	29,233
6.484% due 10/23/2045	19	17
6.550% due 06/01/2034	2,600	2,602
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,902
3.700% due 11/15/2029	5,000	4,622
Cheniere Energy Partners LP
5.750% due 08/15/2034	28,000	28,129
5.950% due 06/30/2033	17,000	17,248
Cheniere Energy, Inc. 5.650% due 04/15/2034	10,000	10,014
Choice Hotels International, Inc. 5.850% due 08/01/2034 (b)	4,300	4,240
Cigna Group
4.900% due 12/15/2048	1,300	1,143
5.600% due 02/15/2054	11,000	10,569

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Cisco Systems, Inc.
5.300% due 02/26/2054	3,000	2,940
5.350% due 02/26/2064	5,000	4,871
Coca-Cola Co.
2.500% due 03/15/2051	19,600	11,890
2.750% due 06/01/2060	7,500	4,557
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,399
Comcast Corp.
2.650% due 08/15/2062	18,400	10,019
2.800% due 01/15/2051	500	309
2.887% due 11/01/2051	2,799	1,748
2.937% due 11/01/2056	140,999	85,125
3.200% due 07/15/2036	1,027	830
3.450% due 02/01/2050	27,790	19,627
3.969% due 11/01/2047	39,110	30,527
3.999% due 11/01/2049	103,328	80,717
4.000% due 03/01/2048	12,260	9,629
5.500% due 05/15/2064	169	163
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,183
4.187% due 10/01/2049	2,100	1,683
Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,278
5.400% due 11/01/2048	282	260
Concentrix Corp. 6.850% due 08/02/2033	2,980	2,950
ConocoPhillips Co.
5.300% due 05/15/2053	5,600	5,320
5.550% due 03/15/2054	11,350	11,177
5.700% due 09/15/2063	3,400	3,381
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,603
4.500% due 05/09/2047	8,100	6,802
4.750% due 05/09/2032	6,900	6,636
4.900% due 05/01/2033	3,300	3,188
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,157	3,157
Continental Resources, Inc.
4.900% due 06/01/2044	20,171	16,506
5.750% due 01/15/2031	8,500	8,362
Corning, Inc. 5.450% due 11/15/2079	4,900	4,512
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	2,919
4.500% due 06/30/2043	21,841	17,566
4.700% due 12/15/2042	4,070	3,363
4.800% due 02/01/2035	13,000	11,770
5.800% due 12/15/2053	7,560	7,209
CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	12,188
4.950% due 04/27/2062	9,200	8,097
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,783
3.750% due 04/01/2030	4,900	4,511
4.125% due 04/01/2040	10,700	8,653
5.050% due 03/25/2048 (l)	37,180	32,058
5.125% due 07/20/2045	6,975	6,144
5.250% due 02/21/2033	4,500	4,396
5.300% due 12/05/2043	7,100	6,469
5.625% due 02/21/2053	22,700	21,094
5.875% due 06/01/2053	10,221	9,801
6.000% due 06/01/2063	8,294	7,950
CVS Pass-Through Trust
4.163% due 08/11/2036	7,418	6,457
4.704% due 01/10/2036	1,107	1,006
5.773% due 01/10/2033	884	876
5.880% due 01/10/2028	1,599	1,565
5.926% due 01/10/2034	21,148	20,977
6.036% due 12/10/2028	788	790
6.943% due 01/10/2030	18,232	18,433
7.507% due 01/10/2032	51,987	54,102
8.353% due 07/10/2031	9,667	10,427
DAE Funding LLC 1.550% due 08/01/2024	7,100	7,071
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	11,300	10,073
2.500% due 12/14/2031	8,904	7,353
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	4,812
Dell International LLC
3.450% due 12/15/2051	18,756	12,721
4.900% due 10/01/2026	19,197	19,014
5.300% due 10/01/2029	27,260	27,423
6.020% due 06/15/2026	30,007	30,332
8.100% due 07/15/2036	129	154

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	11,091
3.750% due 10/28/2029 (l)	45,863	42,307
4.375% due 04/19/2028	4,000	3,865
4.750% due 10/20/2028	2,150	2,095
7.375% due 01/15/2026	35,442	36,184
Devon Energy Corp. 7.950% due 04/15/2032	5,535	6,349
Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,507
5.750% due 04/18/2054	7,800	7,567
5.900% due 04/18/2064	4,585	4,429
Directv Financing LLC 8.875% due 02/01/2030	1,400	1,371
DT Midstream, Inc. 4.300% due 04/15/2032	17,400	15,787
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,473
4.800% due 11/01/2043	800	705
Ecopetrol SA 7.375% due 09/18/2043 (l)	25,700	22,680
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,361
8.375% due 06/15/2032	25,670	29,714
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	972
3.700% due 09/15/2049	5,640	4,176
4.375% due 12/01/2047	32,670	27,145
4.550% due 03/01/2048	7,500	6,384
4.550% due 05/15/2052	12,100	10,153
4.625% due 05/15/2042	7,700	6,784
5.100% due 01/15/2044	13,244	12,303
5.125% due 02/15/2053	2,000	1,841
5.650% due 06/15/2054	2,500	2,475
6.100% due 10/15/2052	1,900	1,993
Eli Lilly & Co.
4.875% due 02/27/2053	1,350	1,266
4.950% due 02/27/2063	700	651
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,645
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,864
7.375% due 10/15/2045	19,892	22,677
Enbridge, Inc.
2.500% due 08/01/2033 (l)	24,815	19,704
3.400% due 08/01/2051	29,500	20,012
4.500% due 06/10/2044	10,948	9,092
5.700% due 03/08/2033 (l)	35,300	35,591
5.950% due 04/05/2054	6,100	6,057
6.700% due 11/15/2053 (l)	20,000	21,856
Energy Transfer LP
4.900% due 03/15/2035	19,773	18,378
4.950% due 01/15/2043	27,800	23,891
5.000% due 05/15/2044 (l)	44,517	38,441
5.000% due 05/15/2050	5,300	4,503
5.150% due 02/01/2043	26,785	23,466
5.150% due 03/15/2045	42,386	37,291
5.300% due 04/01/2044	12,314	11,108
5.300% due 04/15/2047	22,750	20,114
5.350% due 05/15/2045	20,088	17,953
5.400% due 10/01/2047	5,658	5,066
5.550% due 05/15/2034	7,100	7,031
5.750% due 02/15/2033	1,690	1,708
5.950% due 05/15/2054	14,353	13,985
6.000% due 06/15/2048	1,600	1,543
6.050% due 09/01/2054	7,000	6,907
6.125% due 12/15/2045	23,548	23,107
6.250% due 04/15/2049	140	139
6.500% due 02/01/2042	5,047	5,224
6.550% due 12/01/2033	16,400	17,391
6.625% due 10/15/2036	7,500	7,928
7.500% due 07/01/2038	900	1,026
Eni SpA
5.500% due 05/15/2034	3,200	3,172
5.950% due 05/15/2054	17,900	17,593
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	11,983
Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,096
3.100% due 06/15/2041	14,600	10,549
4.200% due 09/01/2048	1,410	1,116
4.750% due 09/15/2052	15,800	13,656
5.000% due 07/15/2044	4,300	3,809
5.700% due 03/15/2054	4,500	4,433
Enterprise Products Operating LLC
3.200% due 02/15/2052	869	578

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.200% due 01/31/2050		10,568	8,481
4.450% due 02/15/2043		77,745	66,769
4.800% due 02/01/2049		3,575	3,173
4.850% due 08/15/2042		11,300	10,214
4.850% due 03/15/2044		32,362	29,165
5.100% due 02/15/2045		31,665	29,434
5.250% due 08/16/2077 •		5,601	5,370
5.750% due 03/01/2035		13,761	14,113
8.574% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	7,973
EQM Midstream Partners LP 4.000% due 08/01/2024		2,095	2,090
EQT Corp.
5.750% due 02/01/2034		8,200	8,133
7.000% due 02/01/2030		2,400	2,548
Equinor ASA 3.250% due 11/18/2049		5,000	3,501
Essent Group Ltd. 6.250% due 07/01/2029 (b)		2,600	2,600
Essential Utilities, Inc. 5.300% due 05/01/2052		11,500	10,502
Expedia Group, Inc.
3.250% due 02/15/2030 (l)		1,353	1,220
4.625% due 08/01/2027		4,500	4,421
FactSet Research Systems, Inc. 3.450% due 03/01/2032		5,000	4,358
FedEx Corp.
3.875% due 08/01/2042		765	599
4.550% due 04/01/2046		9,900	8,259
4.750% due 11/15/2045		3,250	2,805
5.100% due 01/15/2044		14,941	13,690
Fiserv, Inc. 4.400% due 07/01/2049		14,515	11,792
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,329
4.317% due 12/30/2039		55,500	40,396
Flex Ltd. 4.875% due 05/12/2030		17,200	16,682
Ford Foundation
2.415% due 06/01/2050		3,800	2,286
2.815% due 06/01/2070		7,100	4,132
Fox Corp. 6.500% due 10/13/2033		8,700	9,117
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		6,721	6,616
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		24,600	19,940
GE Capital Funding LLC 4.550% due 05/15/2032		9,751	9,326
GeorgeTown University 5.115% due 04/01/2053		3,300	3,253
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,155
6.900% due 11/15/2037		100	107
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	609
Glencore Funding LLC 5.893% due 04/04/2054		$2,000	1,925
Global Payments, Inc.
3.200% due 08/15/2029		3,486	3,133
4.150% due 08/15/2049		4,400	3,322
5.950% due 08/15/2052		21,085	20,336
GNL Quintero SA 4.634% due 07/31/2029		3,236	3,161
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,600	2,645
6.510% due 02/23/2042		10,700	11,142
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,345
Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,316
4.000% due 03/24/2052		4,900	3,895
HCA, Inc.
3.500% due 07/15/2051		24,950	16,692
3.625% due 03/15/2032		18,500	16,301
4.500% due 02/15/2027		7,284	7,119
4.625% due 03/15/2052		40,925	33,061
5.250% due 06/15/2049		11,134	9,933
5.500% due 06/15/2047		26,202	24,248
5.900% due 06/01/2053		5,300	5,165
6.000% due 04/01/2054		10,000	9,887
6.100% due 04/01/2064		5,000	4,892
Heineken NV 4.350% due 03/29/2047		12,200	10,427
Helmerich & Payne, Inc. 2.900% due 09/29/2031		7,100	5,922

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		8,800	6,908
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,083
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	5,009
Home Depot, Inc. 4.400% due 03/15/2045		$9,350	8,103
Howmet Aerospace, Inc. 5.950% due 02/01/2037		750	772
Humana, Inc.
5.500% due 03/15/2053		7,053	6,554
5.750% due 04/15/2054		325	313
5.875% due 03/01/2033		9,000	9,159
8.150% due 06/15/2038		1,000	1,196
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,064
5.750% due 04/23/2030		5,850	5,952
Hyundai Capital America 2.000% due 06/15/2028		15,000	13,243
Icon Investments Six DAC 6.000% due 05/08/2034		1,600	1,635
Imperial Brands Finance PLC
3.500% due 07/26/2026		7,800	7,493
3.875% due 07/26/2029		4,200	3,891
4.250% due 07/21/2025		19,615	19,324
6.125% due 07/27/2027		10,000	10,180
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	8,070
Intel Corp.
3.734% due 12/08/2047		600	441
5.700% due 02/10/2053		6,000	5,902
5.900% due 02/10/2063		2,800	2,798
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,601
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,982	1,715
4.000% due 05/15/2034		10,408	9,763
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	43,023
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	11,964
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052		55,300	46,170
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,210
5.000% due 03/01/2043		33,335	29,193
5.400% due 09/01/2044		300	275
5.500% due 03/01/2044		5,536	5,118
5.625% due 09/01/2041		1,700	1,610
5.800% due 03/15/2035		10,942	10,998
6.375% due 03/01/2041		10,715	10,911
6.500% due 02/01/2037		12,219	12,833
6.500% due 09/01/2039		36,840	38,304
6.550% due 09/15/2040		30,300	31,340
6.950% due 01/15/2038		800	868
7.400% due 03/15/2031		5,000	5,550
7.500% due 11/15/2040		25,567	28,797
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,324
5.450% due 08/01/2052		7,000	6,445
7.800% due 08/01/2031		2,000	2,263
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,237
4.375% due 06/01/2046		$3,000	2,442
4.875% due 10/01/2049		5,000	4,363
5.000% due 06/04/2042		7,013	6,347
5.500% due 06/01/2050		3,400	3,256
6.500% due 02/09/2040		44,238	47,446
7.125% due 08/01/2039		1,043	1,176
L3Harris Technologies, Inc. 4.854% due 04/27/2035		2,150	2,043
Las Vegas Sands Corp.
2.900% due 06/25/2025		2,800	2,719
3.500% due 08/18/2026		134,500	128,415
3.900% due 08/08/2029 (l)		35,142	32,166
6.200% due 08/15/2034		35,615	35,703
Leidos, Inc.
2.300% due 02/15/2031		7,900	6,513
4.375% due 05/15/2030		2,000	1,892
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	7,827
Lockheed Martin Corp.
3.600% due 03/01/2035		2,500	2,194
4.300% due 06/15/2062		23,300	18,841
5.200% due 02/15/2055		27,735	26,582

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.200% due 02/15/2064		16,312	15,436
5.700% due 11/15/2054		23,860	24,565
Lowe's Cos., Inc.
4.450% due 04/01/2062		6,300	4,902
5.850% due 04/01/2063		16,400	16,002
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		8,555	8,851
Marathon Petroleum Corp. 6.500% due 03/01/2041		3,388	3,529
Marriott International, Inc.
2.750% due 10/15/2033		10,000	8,078
2.850% due 04/15/2031		9,700	8,311
3.500% due 10/15/2032		23,700	20,531
4.625% due 06/15/2030		7,099	6,892
Marvell Technology, Inc.
2.950% due 04/15/2031		17,984	15,519
4.875% due 06/22/2028		10,200	10,055
Masco Corp. 4.500% due 05/15/2047		1,909	1,581
Massachusetts Institute of Technology 5.600% due 07/01/2111		1,668	1,760
McDonald's Corp. 3.625% due 09/01/2049		16,800	12,186
MDC Holdings, Inc. 3.966% due 08/06/2061		10,300	8,791
Merck & Co., Inc.
2.750% due 12/10/2051		11,500	7,196
2.900% due 12/10/2061		13,900	8,336
Meta Platforms, Inc.
4.450% due 08/15/2052		3,800	3,278
4.650% due 08/15/2062		26,600	22,946
5.600% due 05/15/2053		451	461
5.750% due 05/15/2063		14,096	14,494
Micron Technology, Inc.
5.300% due 01/15/2031		1,137	1,135
5.327% due 02/06/2029		6,600	6,634
6.750% due 11/01/2029		3,836	4,081
Microsoft Corp.
2.500% due 09/15/2050		30,200	19,028
2.675% due 06/01/2060		34,563	21,122
2.921% due 03/17/2052		20,266	13,769
3.041% due 03/17/2062		2,445	1,619
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,840	3,851
Moody's Corp.
2.000% due 08/19/2031		555	451
3.100% due 11/29/2061		6,000	3,683
4.875% due 12/17/2048		9,000	8,032
5.250% due 07/15/2044		4,144	3,983
Motorola Solutions, Inc.
2.300% due 11/15/2030		3,100	2,608
5.500% due 09/01/2044		5,686	5,536
MPLX LP
4.900% due 04/15/2058		19,120	15,735
4.950% due 03/14/2052		44,743	37,962
5.200% due 03/01/2047		5,000	4,469
5.200% due 12/01/2047		2,100	1,859
5.500% due 02/15/2049		200	185
MSCI, Inc.
3.250% due 08/15/2033		5,000	4,136
3.875% due 02/15/2031		600	541
Mylan, Inc. 5.200% due 04/15/2048		17,200	13,964
National Football League
5.580% due 10/05/2033 «(j)		10,000	9,967
5.680% due 10/05/2035 «(j)		5,000	4,979
5.890% due 10/05/2043 «(j)		5,000	4,969
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	758
2.000% due 04/17/2040		3,300	2,580
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,252
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	16,496
Netflix, Inc.
4.875% due 04/15/2028		8,650	8,608
4.875% due 06/15/2030		500	492
5.375% due 11/15/2029		3,900	3,939
Newmont Corp.
5.450% due 06/09/2044		31,100	30,174
5.750% due 11/15/2041		22,905	23,034
6.250% due 10/01/2039		1,710	1,807
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		4,600	4,394
Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,413

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.942% due 11/01/2047	3,535	2,730
4.050% due 08/15/2052	2,510	1,939
4.100% due 05/15/2121	9,700	6,856
4.450% due 03/01/2033	5,000	4,719
4.550% due 06/01/2053	3,400	2,852
5.350% due 08/01/2054	3,000	2,863
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,325
4.100% due 09/15/2042	14,000	11,176
4.300% due 01/15/2049	18,375	14,745
5.625% due 02/01/2054	1,500	1,470
Northern Star Resources Ltd. 6.125% due 04/11/2033	7,600	7,664
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	7,432
5.200% due 06/01/2054	10,000	9,371
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	11,077
Novartis Capital Corp. 2.750% due 08/14/2050	1,612	1,048
NPC Ukrenergo 6.875% due 11/09/2028	800	294
NXP BV
3.150% due 05/01/2027	1,800	1,702
3.250% due 05/11/2041	3,300	2,409
5.000% due 01/15/2033	3,910	3,815
5.350% due 03/01/2026	10,000	9,978
5.550% due 12/01/2028	2,200	2,230
Occidental Petroleum Corp.
6.200% due 03/15/2040	1,190	1,193
6.450% due 09/15/2036	128	134
6.600% due 03/15/2046	1,200	1,253
6.625% due 09/01/2030	1,985	2,083
7.500% due 05/01/2031	5,000	5,519
8.875% due 07/15/2030	3,000	3,458
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	3,942
OCI NV 6.700% due 03/16/2033	11,600	11,455
ONEOK Partners LP
6.125% due 02/01/2041	21,327	21,329
6.200% due 09/15/2043	47,644	47,989
6.650% due 10/01/2036	4,765	5,049
6.850% due 10/15/2037	8,494	9,139
Oracle Corp.
3.600% due 04/01/2040	22,300	17,153
3.600% due 04/01/2050	34,670	24,287
3.650% due 03/25/2041	18,500	14,167
3.800% due 11/15/2037	8,405	6,929
3.850% due 07/15/2036	1,500	1,265
3.850% due 04/01/2060	64,142	44,137
3.900% due 05/15/2035	5,000	4,337
3.950% due 03/25/2051	17,100	12,653
4.000% due 07/15/2046	2,750	2,099
4.000% due 11/15/2047	64,510	48,898
4.100% due 03/25/2061	49,650	35,611
4.500% due 07/08/2044	1,400	1,167
4.900% due 02/06/2033 (l)	1,795	1,742
5.550% due 02/06/2053	35,400	33,518
6.900% due 11/09/2052	7,800	8,737
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	6,185
Ovintiv, Inc.
6.625% due 08/15/2037	3,310	3,449
7.100% due 07/15/2053	7,000	7,686
Owens Corning
4.300% due 07/15/2047	8,540	6,873
4.400% due 01/30/2048	20,600	16,613
7.000% due 12/01/2036	246	274
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	14,885	14,207
Paramount Global
2.900% due 01/15/2027	1,100	1,016
6.875% due 04/30/2036	1,000	937
PayPal Holdings, Inc. 5.250% due 06/01/2062	4,000	3,657
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,923
PepsiCo, Inc. 2.750% due 10/21/2051	1,800	1,144
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	13,300	12,240
Petroleos Mexicanos
6.750% due 09/21/2047	39,095	25,741
6.950% due 01/28/2060	8,284	5,486

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	16,850	16,030
5.340% due 05/19/2063	15,900	15,020
Pfizer, Inc. 5.600% due 09/15/2040	16,865	17,091
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,461
4.125% due 03/04/2043	2,575	2,068
4.250% due 11/10/2044	24,400	19,752
4.375% due 11/15/2041	11,100	9,359
4.875% due 11/15/2043	2,500	2,207
Pioneer Natural Resources Co.
1.900% due 08/15/2030	20,000	16,765
7.200% due 01/15/2028	24,475	26,191
Prosus NV
3.680% due 01/21/2030	1,600	1,422
3.832% due 02/08/2051	18,000	11,718
4.027% due 08/03/2050	4,000	2,710
QatarEnergy
3.125% due 07/12/2041	200	149
3.300% due 07/12/2051	22,880	16,053
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	3,113	3,142
6.332% due 09/30/2027	1,971	1,997
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	1,771
Reliance Industries Ltd. 3.750% due 01/12/2062	9,300	6,417
Reynolds American, Inc.
5.850% due 08/15/2045	6,073	5,608
6.150% due 09/15/2043	7,000	6,747
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	26,351
Rogers Communications, Inc.
3.800% due 03/15/2032	11,100	9,921
4.550% due 03/15/2052	22,700	18,545
Royalty Pharma PLC
3.300% due 09/02/2040	13,718	9,923
3.350% due 09/02/2051	500	320
3.550% due 09/02/2050	22,370	15,030
RTX Corp.
4.450% due 11/16/2038	6,200	5,478
5.375% due 02/27/2053	18,600	17,680
6.100% due 03/15/2034	37,600	39,598
6.400% due 03/15/2054	15,700	17,130
S&P Global, Inc.
2.900% due 03/01/2032	460	398
3.250% due 12/01/2049	1,700	1,198
3.700% due 03/01/2052 (l)	14,000	10,563
3.900% due 03/01/2062	2,800	2,088
4.250% due 05/01/2029	7,539	7,321
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,923	23,088
4.500% due 05/15/2030	25,465	24,437
5.000% due 03/15/2027	35,265	34,979
5.625% due 03/01/2025	120	120
5.875% due 06/30/2026	7,171	7,203
Sands China Ltd.
4.375% due 06/18/2030	1,300	1,199
5.125% due 08/08/2025	31,300	31,049
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	31,231
6.875% due 09/19/2033	25,000	26,463
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,830
3.500% due 11/24/2070	19,600	12,722
Seagate HDD Cayman
4.125% due 01/15/2031	1,263	1,129
9.625% due 12/01/2032	1,790	2,043
Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	17,127
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	22,080
Southern Co.
3.750% due 09/15/2051 •	13,400	12,611
4.250% due 07/01/2036	9,300	8,254
4.400% due 07/01/2046 (l)	19,705	16,470
5.200% due 06/15/2033	4,000	3,930
Southern Natural Gas Co. LLC 8.000% due 03/01/2032 (l)	8,346	9,502
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,313
4.600% due 06/15/2028	800	750
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,725	4,433

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Sprint Spectrum Co. LLC 5.152% due 09/20/2029		16,575	16,503
Standard Industries, Inc. 4.750% due 01/15/2028		17,100	16,287
Starbucks Corp. 3.500% due 11/15/2050		13,828	9,725
Stryker Corp. 4.850% due 12/08/2028		3,175	3,151
Suncor Energy, Inc. 7.000% due 11/15/2028		17,772	18,961
Sutter Health
3.161% due 08/15/2040		1,950	1,480
3.361% due 08/15/2050		2,600	1,862
5.164% due 08/15/2033		3,500	3,511
5.547% due 08/15/2053		2,600	2,664
T-Mobile USA, Inc.
2.050% due 02/15/2028		11,600	10,422
2.550% due 02/15/2031		10,400	8,831
2.700% due 03/15/2032		11,200	9,374
3.300% due 02/15/2051		41,100	27,771
3.400% due 10/15/2052		32,800	22,411
3.500% due 04/15/2031		1,100	990
3.600% due 11/15/2060		47,797	32,336
3.750% due 04/15/2027		14,400	13,844
3.875% due 04/15/2030		4,395	4,110
4.375% due 04/15/2040		18,700	16,213
4.500% due 04/15/2050		52,300	43,710
5.050% due 07/15/2033		2,000	1,957
5.500% due 01/15/2055		3,600	3,474
5.650% due 01/15/2053		29,000	28,592
5.750% due 01/15/2054		11,000	10,956
5.800% due 09/15/2062		9,475	9,404
Tapestry, Inc.
7.700% due 11/27/2030		655	685
7.850% due 11/27/2033		8,500	8,957
Targa Resources Corp.
4.950% due 04/15/2052		5,900	5,031
6.125% due 03/15/2033		115	118
6.250% due 07/01/2052		14,300	14,446
6.500% due 03/30/2034		4,800	5,085
6.500% due 02/15/2053		3,000	3,155
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,199
2.650% due 08/09/2031		2,450	2,017
TD Synnex Corp. 6.100% due 04/12/2034		1,604	1,610
Telefonica Emisiones SA
4.895% due 03/06/2048		13,730	11,601
5.213% due 03/08/2047		15,900	14,054
5.520% due 03/01/2049		1,685	1,559
7.045% due 06/20/2036		12,097	13,169
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	3,934
7.625% due 04/01/2037		320	367
Texas Eastern Transmission LP 4.150% due 01/15/2048		400	307
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	22,100	20,432
5.125% due 09/28/2037	GBP	2,200	2,297
6.500% due 02/09/2032		1,500	1,674
7.125% due 04/30/2031		1,000	1,122
Thomas Jefferson University 3.847% due 11/01/2057		$7,300	5,376
Thomson Reuters Corp. 5.650% due 11/23/2043		10,791	10,600
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		18,420	20,362
Time Warner Cable LLC
4.500% due 09/15/2042		18,500	13,553
5.500% due 09/01/2041		14,800	12,337
5.875% due 11/15/2040		5,200	4,516
6.550% due 05/01/2037		7,306	6,924
6.750% due 06/15/2039		52,495	50,818
7.300% due 07/01/2038		2,080	2,107
Topaz Solar Farms LLC 4.875% due 09/30/2039		4,625	4,139
TotalEnergies Capital International SA 3.386% due 06/29/2060		5,700	3,796
TransCanada PipeLines Ltd.
4.625% due 03/01/2034		800	750
4.875% due 05/15/2048		25,600	22,503
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	17,591
5.400% due 08/15/2041		4,330	4,212
Trimble, Inc. 6.100% due 03/15/2033		2,900	3,005

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Trustees of the University of Pennsylvania 4.674% due 09/01/2112		2,500	2,206
Trustees of Tufts College 5.017% due 04/15/2112		3,000	2,663
TTX Co. 4.600% due 02/01/2049		3,700	3,295
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,693	3,609
4.625% due 12/03/2026		1,642	1,624
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052		1,900	1,814
Union Pacific Corp.
2.973% due 09/16/2062		800	474
3.550% due 08/15/2039		2,800	2,284
3.550% due 05/20/2061		22,710	15,655
3.750% due 02/05/2070		9,600	6,707
3.799% due 04/06/2071		12,500	8,803
3.950% due 08/15/2059		10	8
United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,070	2,664
3.100% due 01/07/2030		22,536	20,953
3.100% due 04/07/2030		2,821	2,539
3.450% due 06/01/2029		1,901	1,792
3.450% due 01/07/2030		698	641
3.500% due 09/01/2031		3,527	3,264
3.750% due 03/03/2028		4,924	4,757
4.000% due 10/11/2027		8,998	8,728
4.150% due 02/25/2033		7,672	7,207
4.300% due 02/15/2027		9,637	9,490
4.550% due 02/25/2033		12,063	11,161
5.875% due 04/15/2029		25,785	25,886
UnitedHealth Group, Inc.
3.050% due 05/15/2041		22,160	16,366
3.250% due 05/15/2051		20,000	13,746
3.700% due 08/15/2049		5,800	4,364
3.875% due 08/15/2059		700	518
4.200% due 01/15/2047		285	235
4.950% due 05/15/2062		5,000	4,453
5.200% due 04/15/2063		67,307	62,363
5.375% due 04/15/2054		15,000	14,582
5.500% due 04/15/2064		1,500	1,454
UPMC 5.377% due 05/15/2043		3,000	3,020
Vale Overseas Ltd.
3.750% due 07/08/2030		3,800	3,421
6.400% due 06/28/2054		3,800	3,761
6.875% due 11/21/2036		29,006	31,146
Valero Energy Corp. 3.650% due 12/01/2051		10,500	7,252
Var Energi ASA 8.000% due 11/15/2032		9,800	10,988
VeriSign, Inc. 2.700% due 06/15/2031		15,400	12,894
Verisk Analytics, Inc. 3.625% due 05/15/2050		11,900	8,572
VF Corp. 2.950% due 04/23/2030		2,588	2,149
VMware, Inc.
1.800% due 08/15/2028		5,600	4,907
2.200% due 08/15/2031		8,361	6,797
3.900% due 08/21/2027		3,200	3,071
4.500% due 05/15/2025		2,900	2,873
4.700% due 05/15/2030		25,900	25,066
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		1,900	1,864
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,434
Walmart, Inc. 2.650% due 09/22/2051		$800	502
Walt Disney Co.
2.750% due 09/01/2049		22,900	14,562
3.600% due 01/13/2051		2,041	1,522
3.800% due 05/13/2060		18,500	13,720
4.750% due 09/15/2044		1,600	1,449
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	8,497
5.141% due 03/15/2052		9,950	7,752
5.391% due 03/15/2062		42,174	32,941
Waste Connections, Inc. 2.950% due 01/15/2052		3,700	2,367
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,909
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,053
5.150% due 01/15/2049		16,000	14,128

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		4,690	4,599
Whirlpool Corp. 5.150% due 03/01/2043		6,775	6,005
Williams Cos., Inc.
5.300% due 08/15/2052		10,250	9,488
8.750% due 03/15/2032		1,710	2,044
Woodside Finance Ltd. 4.500% due 03/04/2029		6,700	6,470
Workday, Inc. 3.800% due 04/01/2032		31,700	28,498
Yale University 2.402% due 04/15/2050		6,900	4,285
Yara International ASA
3.148% due 06/04/2030		4,800	4,199
4.750% due 06/01/2028		4,400	4,289
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,260
4.250% due 08/15/2035		$1,681	1,470
5.350% due 12/01/2028		2,100	2,113
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,025
4.450% due 08/20/2048		7,500	6,399
4.700% due 02/01/2043		4,069	3,637

			8,684,919

UTILITIES 17.2%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	6,587
4.150% due 05/01/2049		14,400	10,801
6.650% due 02/15/2033		1,000	1,050
AES Corp.
3.950% due 07/15/2030		7,000	6,405
5.450% due 06/01/2028		10,100	10,081
Alabama Power Co.
3.125% due 07/15/2051		1,300	862
3.450% due 10/01/2049		3,600	2,577
3.700% due 12/01/2047		100	74
3.850% due 12/01/2042		2,950	2,372
3.940% due 09/01/2032		5,500	5,058
4.300% due 07/15/2048		8,700	7,141
5.200% due 06/01/2041		200	186
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	11,759
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,305
3.250% due 03/15/2050		2,600	1,775
3.700% due 12/01/2047		2,200	1,648
4.150% due 03/15/2046		5,451	4,470
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		9,100	8,382
5.625% due 03/01/2033		10,000	9,970
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,018
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,799
4.300% due 12/01/2042		8,700	7,395
5.450% due 03/01/2054		11,000	10,622
6.593% due 10/15/2037		150	167
Appalachian Power Co.
4.400% due 05/15/2044		6,350	5,079
4.500% due 08/01/2032		4,400	4,071
5.800% due 10/01/2035		2,176	2,165
6.375% due 04/01/2036		5,146	5,335
6.700% due 08/15/2037		3,600	3,844
7.000% due 04/01/2038		2,978	3,274
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,830
4.500% due 04/01/2042		6,104	5,204
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,753
3.500% due 09/15/2053		$66,397	45,108
3.550% due 09/15/2055		127,054	85,730
3.650% due 06/01/2051		13,050	9,225
3.650% due 09/15/2059		283,918	190,556
3.800% due 12/01/2057		216,955	151,693
3.850% due 06/01/2060		29,320	20,467
Atmos Energy Corp.
4.300% due 10/01/2048		16,200	13,352
6.200% due 11/15/2053		10,300	11,105
Avista Corp. 4.000% due 04/01/2052		12,800	9,647
Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,057
3.200% due 09/15/2049		2,400	1,599

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.400% due 06/01/2053	7,000	6,687
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	3,400	2,668
4.450% due 01/15/2049	24,790	20,287
4.500% due 02/01/2045	580	508
4.600% due 05/01/2053	18,900	15,714
6.125% due 04/01/2036	5,200	5,445
BG Energy Capital PLC 5.125% due 10/15/2041	30,145	28,003
Black Hills Corp.
4.200% due 09/15/2046 (l)	4,284	3,270
6.000% due 01/15/2035	5,625	5,662
Boston Gas Co.
4.487% due 02/15/2042	7,784	6,393
6.119% due 07/20/2053	17,500	17,369
Brooklyn Union Gas Co.
4.487% due 03/04/2049	7,500	5,778
6.388% due 09/15/2033	8,700	8,895
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	4,400	2,836
3.350% due 04/01/2051	13,900	9,649
3.600% due 03/01/2052	16,270	11,798
4.950% due 04/01/2033	7,000	6,820
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	329
Cleco Power LLC 6.000% due 12/01/2040	18,175	18,064
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036	7,000	7,099
CMS Energy Corp. 4.700% due 03/31/2043	3,837	3,326
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	12,500	13,032
6.544% due 11/15/2053	20,000	21,093
6.714% due 08/15/2063	9,800	10,386
Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,340
3.125% due 03/15/2051	17,300	11,322
3.850% due 03/15/2052	8,400	6,229
Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	3,965
4.000% due 04/01/2048	1,300	1,038
4.300% due 04/15/2044	13,009	10,980
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,843
3.600% due 06/15/2061	22,385	15,274
4.125% due 05/15/2049	18,110	14,334
4.200% due 03/15/2042	5,000	4,130
4.300% due 12/01/2056	1,270	1,002
4.500% due 05/15/2058	33,831	27,627
4.625% due 12/01/2054	2,285	1,935
5.700% due 06/15/2040	4,900	4,893
5.900% due 11/15/2053	9,600	9,830
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	20,907
5.750% due 03/15/2054	10,200	9,894
5.800% due 03/01/2033	11,900	12,150
6.250% due 10/01/2039	13,115	13,561
6.500% due 10/01/2053	7,350	7,809
Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,613
4.100% due 11/15/2045	2,150	1,713
4.350% due 04/15/2049	14,000	11,821
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,047
Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	12,714
4.600% due 03/15/2049	4,046	3,365
4.850% due 08/15/2052	17,000	14,635
5.375% due 11/15/2032	6,700	6,646
DTE Electric Co.
2.950% due 03/01/2050	4,100	2,645
3.250% due 04/01/2051	8,400	5,689
3.650% due 03/01/2052	5,600	4,131
3.950% due 06/15/2042	500	397
4.300% due 07/01/2044	9,150	7,780
5.400% due 04/01/2053	14,000	13,671
DTE Energy Co. 5.100% due 03/01/2029	5,000	4,961
Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,488
3.200% due 08/15/2049	16,000	10,744
3.450% due 04/15/2051	5,600	3,923
3.550% due 03/15/2052	8,000	5,657
3.700% due 12/01/2047	15,355	11,297
3.750% due 06/01/2045	4,358	3,290

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.875% due 03/15/2046	2,034	1,563
3.950% due 03/15/2048	9,915	7,658
4.000% due 09/30/2042	3,500	2,823
4.250% due 12/15/2041	16,400	13,724
5.350% due 01/15/2053	11,400	10,840
Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,410
3.500% due 06/15/2051	4,450	3,013
3.750% due 09/01/2046	17,725	12,921
3.950% due 08/15/2047	4,670	3,499
4.200% due 06/15/2049	5,000	3,853
6.100% due 09/15/2053	16,000	16,258
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,100
5.650% due 04/01/2040	6,000	5,990
Duke Energy Indiana LLC 5.400% due 04/01/2053	14,500	13,750
Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	794
5.650% due 04/01/2053	2,000	1,935
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	14,415
3.600% due 09/15/2047	44,900	32,563
4.000% due 04/01/2052	3,687	2,811
4.100% due 03/15/2043	6,026	4,887
5.250% due 03/15/2033	10,000	9,981
5.350% due 03/15/2053	9,300	8,733
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,117
E.ON International Finance BV 6.650% due 04/30/2038	1,520	1,639
Edison International 8.125% due 06/15/2053 •	7,200	7,485
Electricite de France SA
4.950% due 10/13/2045	23,555	20,363
5.000% due 09/21/2048	12,622	10,843
6.000% due 04/22/2064	30,000	27,919
6.000% due 01/22/2114	19,398	18,339
6.250% due 05/23/2033	10,000	10,351
6.900% due 05/23/2053	13,800	14,672
9.125% due 03/15/2033 •(h)	5,400	5,887
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	9,307
Enel Finance America LLC 2.875% due 07/12/2041	18,100	11,854
Enel Finance International NV
4.750% due 05/25/2047	44,580	37,455
5.500% due 06/26/2034	2,300	2,242
7.750% due 10/14/2052	13,700	16,113
Entergy Arkansas LLC
2.650% due 06/15/2051	5,180	3,018
3.350% due 06/15/2052	7,400	5,006
4.200% due 04/01/2049	5,800	4,619
5.750% due 06/01/2054	10,000	9,938
Entergy Corp.
3.750% due 06/15/2050 (l)	13,000	9,207
7.125% due 12/01/2054 •	2,000	1,987
Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,045
5.000% due 09/01/2033	6,800	6,593
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,545
5.000% due 09/15/2052	11,900	10,561
5.800% due 09/01/2053	2,200	2,203
Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	5,728
5.700% due 03/15/2053	6,500	6,394
Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	12,073
4.200% due 06/15/2047	1,200	961
Eversource Energy
3.350% due 03/15/2026	2,838	2,728
5.125% due 05/15/2033	9,800	9,413
5.950% due 07/15/2034	2,500	2,523
Exelon Corp.
5.600% due 03/15/2053	23,600	22,699
5.625% due 06/15/2035	7,000	6,992
Fells Point Funding Trust 3.046% due 01/31/2027	20,000	18,840
FirstEnergy Corp. 3.400% due 03/01/2050	8,600	5,762
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	3,000	2,889
6.150% due 10/01/2038	2,409	2,490
FirstEnergy Transmission LLC
2.866% due 09/15/2028	2,600	2,375

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.350% due 01/15/2025		10,846	10,746
4.550% due 04/01/2049		2,969	2,458
5.450% due 07/15/2044		10,100	9,478
Florida Power & Light Co.
2.875% due 12/04/2051		8,300	5,276
3.700% due 12/01/2047		16,800	12,790
4.050% due 10/01/2044		4,200	3,461
5.300% due 04/01/2053		8,550	8,248
FORESEA Holding SA 7.500% due 06/15/2030		1,851	1,726
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	129
2.950% due 01/27/2029		$21,000	11,340
Georgia Power Co.
3.250% due 03/15/2051		25,300	17,224
4.750% due 09/01/2040		1,425	1,289
5.125% due 05/15/2052 (l)		34,800	32,374
5.400% due 06/01/2040		9,085	8,783
Idaho Power Co.
4.850% due 08/15/2040		8,000	6,988
5.500% due 03/15/2053		24,978	23,845
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	12,860
4.250% due 08/15/2048		5,000	3,980
4.550% due 03/15/2046		500	421
5.625% due 04/01/2053		13,219	12,881
Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	30,204
5.700% due 04/01/2054		3,600	3,529
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,239
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,489
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	4,962
6.150% due 06/01/2037		8,562	8,869
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,324
4.375% due 10/01/2045		7,100	5,963
5.125% due 11/01/2040		14,500	13,647
5.450% due 04/15/2033		10,000	10,069
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,373
Liberty Utilities Co. 5.869% due 01/31/2034		10,000	10,019
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,504
5.450% due 04/15/2033		15,000	15,086
Massachusetts Electric Co. 5.867% due 02/26/2054		9,100	9,035
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	603
3.150% due 04/15/2050		1,200	802
3.650% due 08/01/2048		6,000	4,523
3.950% due 08/01/2047		8,262	6,456
4.250% due 07/15/2049		5,300	4,359
4.400% due 10/15/2044		500	426
5.300% due 02/01/2055		8,800	8,387
5.350% due 01/15/2034		5,000	5,073
5.850% due 09/15/2054		19,415	19,905
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	11,847
Mississippi Power Co.
3.100% due 07/30/2051		18,550	11,790
4.250% due 03/15/2042		7,400	6,103
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,487
National Grid PLC
2.949% due 03/30/2030	EUR	9,700	9,926
5.809% due 06/12/2033		$18,400	18,499
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	5,870
Nevada Power Co. 6.000% due 03/15/2054		5,000	5,090
New York State Electric & Gas Corp. 3.300% due 09/15/2049		8,800	5,885
NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	10,145
7.768% due 12/15/2037		1,100	1,271
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,064
5.664% due 01/17/2054		4,600	4,429
5.783% due 09/16/2052		10,550	10,337
NiSource, Inc.
3.950% due 03/30/2048		6,830	5,129
4.375% due 05/15/2047		14,845	11,956

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.650% due 02/01/2045	8,640	8,369
5.800% due 02/01/2042	6,723	6,545
Northern States Power Co.
2.600% due 06/01/2051	300	179
4.500% due 06/01/2052	6,800	5,751
5.400% due 03/15/2054	10,000	9,650
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,273
4.550% due 06/01/2052	5,900	4,957
4.950% due 09/15/2052	9,200	8,286
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,524
4.500% due 04/01/2047	35,100	28,594
5.050% due 10/01/2048	28,500	25,093
5.250% due 09/01/2050	25,000	22,702
6.200% due 12/01/2053	2,500	2,568
Ohio Edison Co.
5.500% due 01/15/2033	4,000	3,979
6.875% due 07/15/2036	3,500	3,913
8.250% due 10/15/2038	1,000	1,239
Ohio Power Co.
2.900% due 10/01/2051	5,600	3,428
5.000% due 06/01/2033	7,600	7,325
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	4,017
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	3,996
4.100% due 11/15/2048	421	337
4.600% due 06/01/2052	3,000	2,558
4.950% due 09/15/2052	10,200	9,237
5.250% due 09/30/2040	15,100	14,543
5.300% due 06/01/2042	600	580
7.250% due 01/15/2033	1,900	2,166
7.500% due 09/01/2038	2,590	3,103
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,637
4.450% due 09/01/2049	6,000	4,723
4.950% due 07/13/2047	4,900	4,190
5.200% due 07/15/2048	67,423	59,690
6.050% due 09/01/2033	10,000	10,301
6.625% due 09/01/2053	35,000	37,379
7.150% due 01/15/2051	7,000	7,697
Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	18,888
3.000% due 06/15/2028	1,000	915
3.150% due 01/01/2026	25,532	24,604
3.250% due 06/01/2031	9,500	8,173
3.300% due 03/15/2027	4,910	4,653
3.300% due 12/01/2027	8,000	7,461
3.300% due 08/01/2040	11,300	8,057
3.400% due 08/15/2024	1,000	997
3.500% due 08/01/2050	68,788	44,954
3.750% due 08/15/2042	18,181	13,127
3.950% due 12/01/2047	12,183	8,735
4.000% due 12/01/2046	22,370	16,118
4.200% due 06/01/2041	2,000	1,569
4.250% due 03/15/2046	26,543	20,065
4.300% due 03/15/2045	9,100	7,007
4.500% due 07/01/2040	25,910	21,362
4.500% due 12/15/2041	27,149	22,155
4.600% due 06/15/2043	19,804	16,108
4.650% due 08/01/2028	17,000	16,463
4.750% due 02/15/2044	15,157	12,419
4.950% due 07/01/2050	42,577	35,210
5.250% due 03/01/2052	2,000	1,717
6.700% due 04/01/2053	41,696	43,443
6.750% due 01/15/2053	18,400	19,115
PacifiCorp
2.700% due 09/15/2030	1,200	1,042
2.900% due 06/15/2052	22,703	13,389
3.300% due 03/15/2051	17,431	11,284
4.125% due 01/15/2049	6,400	4,892
4.150% due 02/15/2050	5,545	4,246
5.300% due 02/15/2031	3,800	3,789
5.350% due 12/01/2053	27,100	24,611
5.450% due 02/15/2034	11,800	11,661
5.500% due 05/15/2054	20,800	19,340
5.800% due 01/15/2055	29,700	28,783
6.250% due 10/15/2037	10,000	10,370
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,080
4.150% due 10/01/2044	8,900	7,296
4.600% due 05/15/2052	9,400	8,127
4.800% due 10/15/2043	1,185	1,064
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,164

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.875% due 07/17/2049	11,200	9,254
6.250% due 01/25/2049	1,200	1,196
PG&E Recovery Funding LLC
5.256% due 01/15/2040	5,000	5,036
5.536% due 07/15/2049	8,000	8,111
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	5,978
5.050% due 05/15/2052	5,000	4,373
Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,702
Plains All American Pipeline LP
4.500% due 12/15/2026	550	538
5.150% due 06/01/2042	300	266
5.700% due 09/15/2034	20,000	19,824
6.700% due 05/15/2036	2,533	2,670
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,065
5.200% due 07/15/2041	5,500	5,183
Progress Energy, Inc. 7.750% due 03/01/2031	5,000	5,615
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	6,913
3.800% due 06/15/2047	5,000	3,662
3.950% due 03/15/2043	1,500	1,152
4.100% due 06/15/2048	4,000	3,064
4.500% due 06/01/2052	4,600	3,734
5.250% due 04/01/2053	13,700	12,533
5.350% due 05/15/2034	15,000	14,880
5.750% due 05/15/2054	10,500	10,378
6.250% due 09/01/2037	700	736
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,451
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,482
6.625% due 11/15/2037	1,135	1,222
Public Service Electric & Gas Co. 3.000% due 03/01/2051	2,600	1,706
Puget Energy, Inc. 4.100% due 06/15/2030	6,010	5,537
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,018
5.448% due 06/01/2053	4,400	4,229
5.685% due 06/15/2054	5,000	4,952
5.764% due 07/15/2040	8,200	8,073
Rio Oil Finance Trust 9.750% due 01/06/2027	4,248	4,391
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	9,984
3.320% due 04/15/2050	10,305	7,021
3.700% due 03/15/2052	15,130	10,986
3.750% due 06/01/2047	7,550	5,650
3.950% due 11/15/2041	1,968	1,574
4.100% due 06/15/2049	18,761	14,824
4.150% due 05/15/2048	12,140	9,792
4.500% due 08/15/2040	2,600	2,319
5.350% due 04/01/2053	23,586	22,312
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	32,700	31,167
5.500% due 04/08/2044	37,700	36,861
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,000	2,871
Sempra
3.250% due 06/15/2027	3,300	3,116
6.000% due 10/15/2039	15,145	15,336
Sierra Pacific Power Co. 5.900% due 03/15/2054	4,800	4,782
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,739
2.950% due 02/01/2051	13,000	8,076
3.450% due 02/01/2052	14,000	9,518
3.650% due 02/01/2050	12,765	9,084
3.650% due 06/01/2051	31,200	22,046
3.700% due 08/01/2025	5,000	4,900
3.900% due 12/01/2041	42,994	33,616
3.900% due 03/15/2043	6,655	5,197
4.000% due 04/01/2047	105,850	81,120
4.050% due 03/15/2042	3,834	3,078
4.125% due 03/01/2048	26,468	20,577
4.500% due 09/01/2040	445	384
4.650% due 10/01/2043	40,550	34,949
4.875% due 03/01/2049	8,096	7,029
5.150% due 06/01/2029	10,000	9,994
5.200% due 06/01/2034	10,000	9,768
5.450% due 06/01/2052	17,600	16,558
5.700% due 03/01/2053	6,900	6,695
5.750% due 04/01/2035	8,073	8,235

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.875% due 12/01/2053	7,500	7,494
6.000% due 01/15/2034	5,900	6,111
6.050% due 03/15/2039	17,000	17,433
6.650% due 04/01/2029	6,995	7,329
Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,812
3.950% due 02/15/2050	8,127	6,192
4.300% due 01/15/2049	1,942	1,556
5.125% due 11/15/2040	1,300	1,227
5.200% due 06/01/2033 (l)	3,500	3,458
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	15,925	12,982
5.875% due 03/15/2041	7,500	7,514
Southern Power Co. 5.250% due 07/15/2043	1,000	932
Southwest Gas Corp. 4.050% due 03/15/2032	11,400	10,323
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	850
3.250% due 11/01/2051	550	348
3.850% due 02/01/2048	20,000	14,400
5.300% due 04/01/2033	7,000	6,788
6.200% due 03/15/2040	14,340	14,891
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	11,536
3.700% due 08/15/2047	3,465	2,463
3.750% due 06/15/2049	4,000	2,879
5.150% due 06/01/2052	13,000	11,465
6.000% due 10/01/2036	2,000	1,983
6.000% due 06/01/2054	13,170	13,144
System Energy Resources, Inc. 6.000% due 04/15/2028	5,000	5,089
T-Mobile USA, Inc. 6.000% due 06/15/2054	5,100	5,278
Tampa Electric Co. 4.450% due 06/15/2049	18,500	15,516
Targa Resources Partners LP 4.875% due 02/01/2031	12,800	12,222
Toledo Edison Co.
2.650% due 05/01/2028	16,667	15,034
6.150% due 05/15/2037	4,900	5,158
Union Electric Co.
3.900% due 04/01/2052	31,000	23,752
5.450% due 03/15/2053	15,600	15,029
Verizon Communications, Inc.
2.987% due 10/30/2056	31,103	19,058
3.000% due 11/20/2060	500	299
3.400% due 03/22/2041	10,100	7,728
3.700% due 03/22/2061	1,400	989
3.850% due 11/01/2042	14,860	11,800
3.875% due 03/01/2052	29,380	22,305
4.862% due 08/21/2046	5,520	5,010
5.050% due 05/09/2033	265	261
5.500% due 02/23/2054	2,775	2,718
Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	9,432
4.000% due 11/15/2046	10,600	8,281
4.600% due 12/01/2048	4,744	4,046
5.350% due 01/15/2054	10,000	9,449
5.450% due 04/01/2053	15,000	14,329
6.000% due 05/15/2037	400	413
Vistra Operations Co. LLC
6.000% due 04/15/2034	4,300	4,313
6.950% due 10/15/2033	13,000	13,923
Vodafone Group PLC
4.875% due 06/19/2049	25,855	22,398
5.125% due 06/19/2059	22,200	19,324
5.750% due 06/28/2054	20,000	19,383
5.750% due 02/10/2063	3,900	3,706
5.875% due 06/28/2064	18,100	17,422
6.250% due 11/30/2032	2,650	2,816
7.000% due 04/04/2079 •	5,700	5,884
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,029
Wisconsin Electric Power Co. 5.700% due 12/01/2036	220	230
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	12,996
3.300% due 09/01/2049	3,100	2,156
Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,356
5.450% due 08/15/2033	10,000	9,830

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.500% due 07/01/2036	6,900	7,220

		4,380,022

Total Corporate Bonds & Notes (Cost $22,855,603)		19,998,579

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 0.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	8,030
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	5,193
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	33,950
7.043% due 04/01/2050	15,775	18,674
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	2,260
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	4,881
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,657
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,593
7.550% due 04/01/2039	3,607	4,294
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	8,993
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,236
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,168
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	712
3.714% due 06/01/2041	13,800	10,569
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	2,450	2,702
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	16,778
7.618% due 08/01/2040	5,200	6,150
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	450
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,831
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	103
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,205
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,014
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	568
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	11,970
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	4,737
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	27,587
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,285
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	1,918
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	4,950	4,315
4.858% due 05/15/2112	27,844	24,447
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,722

		233,992

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,242	2,443
6.655% due 04/01/2057	41,292	45,081

		47,524

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	946
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	15,481	17,118
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,859	4,915
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,620	2,773

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,194

		30,946

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	1,931

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	2,965	3,070

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	13,028
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,037
2.562% due 04/01/2050	7,000	4,531
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	6,134

		34,730

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (f)	6,375	3,412

NEW JERSEY 0.0%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	920	1,052

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,369

NEW YORK 0.4%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, (BABs), Series 2010 5.508% due 08/01/2037	800	798
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,659
5.572% due 11/01/2038	9,000	8,995
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	470	481
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,200
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	498
5.389% due 03/15/2040	200	197
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,735
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	8,410	8,527
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	519
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	191
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	73,174
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,791

		106,765

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009 6.449% due 02/15/2044	1,000	1,074
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,210
7.734% due 02/15/2033	7,325	8,531
8.084% due 02/15/2050	40,725	53,167
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	60

		64,042

OREGON 0.1%
State of Oregon Department of Transportation Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	9,200	9,456

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,570

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,749
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (f)	19,795	12,789
0.000% due 02/15/2035 (f)	8,205	4,729
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	24,251	24,239
5.169% due 04/01/2041	25,300	25,376
Texas Transportation Commission State Highway Revenue Bonds, Series 2010 5.178% due 04/01/2030	16,000	16,026
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,367

		104,275

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,367

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (f)	1,900	1,013
0.000% due 04/01/2037 (f)	2,150	1,081
0.000% due 04/01/2038 (f)	2,800	1,325
0.000% due 04/01/2039 (f)	2,500	1,112

		4,531

Total Municipal Bonds & Notes (Cost $688,034)		665,032

U.S. GOVERNMENT AGENCIES 18.8%
Farm Credit Bank 7.750% due 06/15/2029 •(h)	4,000	4,055
Freddie Mac
4.310% due 10/25/2052 ~	18,396	15,954
4.704% due 08/15/2032 ~	2	2
Ginnie Mae
4.500% due 09/15/2033	4	4
8.500% due 09/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	6,890	6,236
4.000% due 10/01/2040 - 08/01/2049	599	557
7.000% due 11/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	88,800	75,619
3.500% due 08/01/2054	295,564	261,667
4.000% due 07/01/2054 - 08/01/2054	839,500	768,543
4.500% due 07/01/2054 - 08/01/2054	711,700	671,172
5.000% due 07/01/2054 - 09/01/2054	1,075,800	1,039,898
5.500% due 07/01/2054 - 08/01/2054	1,450,000	1,430,052
6.000% due 08/01/2054	429,900	430,958
6.500% due 08/01/2054	89,800	91,350

Total U.S. Government Agencies (Cost $4,808,813)		4,796,071

U.S. TREASURY OBLIGATIONS 20.8%
U.S. Treasury Bonds
1.750% due 08/15/2041 (l)	54,000	35,698
1.875% due 02/15/2041 (l)(n)	1,044,800	715,300
2.000% due 11/15/2041 (n)(p)	83,500	57,396
2.375% due 02/15/2042 (l)(n)	673,100	490,206
2.500% due 02/15/2045 (l)(n)	498,818	355,973
2.500% due 02/15/2046 (l)(n)	185,185	130,541
2.500% due 05/15/2046 (l)(n)	189,000	132,891
2.750% due 11/15/2042 (n)	100,000	76,668
2.750% due 08/15/2047 (l)(n)	216,500	157,757
2.750% due 11/15/2047 (n)	100,512	73,107
2.875% due 08/15/2045 (l)(n)	170,392	129,471
2.875% due 05/15/2049 (l)(n)(p)	597,100	441,189
2.875% due 05/15/2052 (n)(p)	47,343	34,707
3.000% due 08/15/2048 (n)	145,464	110,399
3.125% due 02/15/2043 (l)(n)	321,900	260,764
3.125% due 05/15/2048 (n)	91,885	71,475
3.250% due 05/15/2042 (l)(n)	230,286	191,565
3.375% due 08/15/2042 (l)(n)	151,500	128,006
3.875% due 02/15/2043 (l)(n)	163,300	147,659
3.875% due 05/15/2043 (l)	330,600	298,386
4.000% due 11/15/2052 (l)(n)	210,654	191,946

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.250% due 02/15/2054 (l)	258,300	246,011
4.625% due 05/15/2054	100,000	101,398
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2052	93,254	53,028
1.500% due 02/15/2053	288,646	242,755
2.125% due 04/15/2029 (l)	275,714	276,120
U.S. Treasury Notes
4.625% due 04/30/2029 (l)	102,350	103,541
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	15,618
0.000% due 02/15/2042 (a)	17,670	7,604
0.000% due 05/15/2042 (a)	21,000	8,921
0.000% due 11/15/2042 (a)	26,900	11,132

Total U.S. Treasury Obligations (Cost $6,403,593)		5,297,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	16,617
BANK 2.283% due 09/15/2064	7,400	6,551
BIG Commercial Mortgage Trust 6.671% due 02/15/2039 •	5,368	5,301
BX Trust 6.342% due 02/15/2039 •	12,177	12,051
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	7,519	7,552
Countrywide Home Loan Mortgage Pass-Through Trust 6.120% due 02/25/2035 •	8	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.843% due 07/15/2038 •	3,000	2,732
DC Commercial Mortgage Trust 6.314% due 09/12/2040	2,000	2,053
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	5,866
4.248% due 07/05/2033	6,100	5,653
5.925% due 04/15/2037 •	976	933
Merrill Lynch Mortgage Investors Trust
6.409% due 01/25/2029 «•	14	13
6.501% due 03/25/2028 «•	4	3
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039	9,900	9,089
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	8,934	8,356
6.864% due 10/25/2063 þ	6,568	6,648
One New York Plaza Trust 6.393% due 01/15/2036 •	8,000	7,791
OPEN Trust 8.418% due 10/15/2028 •	8,126	8,238
PRKCM Trust 7.225% due 11/25/2058 þ	1,188	1,210
Structured Adjustable Rate Mortgage Loan Trust 5.847% due 09/25/2034 «~	96	90
Towd Point Mortgage Trust 6.460% due 05/25/2058 •	1,074	1,099
VASA Trust 6.343% due 07/15/2039 •	1,000	927

Total Non-Agency Mortgage-Backed Securities (Cost $115,383)		108,780

ASSET-BACKED SECURITIES 1.3%
AASET Trust 3.844% due 01/16/2038	5,509	3,977
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	6,571	5,290
Allegro CLO Ltd. 6.577% due 01/19/2033 •	1,000	999
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •	15,000	14,988
Ares CLO Ltd. 6.637% due 04/17/2033 •	17,100	17,146
BlueMountain CLO Ltd. 6.514% due 10/25/2030 •	12,978	12,998
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •	7,304	7,321
CIFC Funding Ltd. 6.536% due 04/20/2030 •	2,544	2,548
CQS U.S. CLO Ltd. 7.175% due 07/20/2031 •	9,214	9,239
Dryden Senior Loan Fund
6.477% due 10/19/2029 •	9,549	9,560
6.479% due 07/15/2030 •	10,467	10,471
Elmwood CLO Ltd. 6.947% due 01/17/2034 •	6,550	6,567
Finance America Mortgage Loan Trust 6.330% due 11/25/2034 •	4,271	4,091

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		10,000	10,021
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		3,411	3,089
KKR CLO Ltd. 6.770% due 01/15/2031 •		5,726	5,732
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		12,486	11,429
LCM LP 6.606% due 04/20/2031 •		7,234	7,247
LoanCore Issuer Ltd. 6.743% due 07/15/2036 •		1,412	1,409
Madison Park Funding Ltd. 6.576% due 04/20/2032 •		1,700	1,703
MAPS Ltd. 4.212% due 05/15/2043		1,586	1,508
Marathon CLO Ltd. 6.705% due 01/20/2033 •		19,000	19,030
Marble Point CLO Ltd. 6.525% due 01/20/2032 •		8,670	8,681
METAL LLC 4.581% due 10/15/2042		10,569	6,951
MF1 LLC 7.076% due 03/19/2039 •		1,000	999
MF1 Ltd. 6.526% due 10/16/2036 •		12,379	12,325
Morgan Stanley ABS Capital, Inc. Trust 6.315% due 03/25/2034 •		2,768	2,755
Northwoods Capital Ltd. 7.201% due 06/15/2031 •		1,951	1,954
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •		10,553	10,569
Rad CLO Ltd. 6.914% due 01/25/2033 •		22,100	22,225
RBSSP Resecuritization Trust 5.597% due 11/26/2036 •		152	150
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		3,216	3,070
Saranac CLO Ltd. 6.817% due 11/20/2029 •		856	857
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,327
Soundview Home Loan Trust 5.920% due 06/25/2036 •		5,368	5,095
Start Ltd. 4.089% due 03/15/2044		3,323	3,185
Structured Asset Securities Corp. Mortgage Loan Trust 7.460% due 08/25/2037 •		45	45
Symphony CLO Ltd.
6.526% due 01/23/2032 •		3,795	3,808
6.914% due 04/25/2034 •		14,900	14,971
TIAA CLO Ltd. 0.000% due 01/20/2032 •(b)		2,500	2,500
Trinitas CLO Ltd. 6.694% due 04/25/2033 •		4,900	4,915
Venture CLO Ltd.
6.716% due 04/20/2032 •		8,000	8,005
6.850% due 01/15/2032 •		3,000	3,003
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	23,960
3.706% due 02/15/2057		7,100	6,171
Voya CLO Ltd.
6.525% due 07/20/2032 •		4,300	4,310
6.659% due 10/17/2032 •		2,000	2,002
Wind River CLO Ltd.
6.589% due 10/18/2030 •		3,275	3,279
6.639% due 07/18/2031 •		3,218	3,221

Total Asset-Backed Securities (Cost $345,820)			336,696

SOVEREIGN ISSUES 3.1%
Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	34,463
3.750% due 05/21/2034		14,300	9,113
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	35,994
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		11,500	11,683
Chile Government International Bond 4.000% due 01/31/2052 (l)		3,200	2,478
Colombia Government International Bond 6.125% due 01/18/2041		200	168
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	21,249
3.125% due 04/16/2030		13,700	12,551
3.875% due 04/16/2050		12,600	10,046

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Israel Government International Bond
3.800% due 05/13/2060		2,100	1,354
3.875% due 07/03/2050		18,000	12,623
4.125% due 01/17/2048		13,300	9,903
4.500% due 04/03/2120		4,600	3,235
5.375% due 03/12/2029		5,000	4,912
5.500% due 03/12/2034		5,000	4,770
5.750% due 03/12/2054		20,000	18,025
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	1,415,278	65,141
3.000% due 12/03/2026 (g)		125,174	6,328
3.771% due 05/24/2061		$59,442	36,572
4.000% due 11/30/2028 (g)	MXN	577,263	29,527
4.000% due 08/24/2034 (g)		162,970	7,973
6.338% due 05/04/2053		$1,564	1,478
6.400% due 05/07/2054		25,000	23,865
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,900	1,456
5.400% due 08/12/2034		21,100	4,843
5.940% due 02/12/2029		493	129
6.900% due 08/12/2037		14,700	3,676
7.300% due 08/12/2033		7,100	1,898
Poland Government International Bond 5.500% due 04/04/2053		$12,600	12,381
Qatar Government International Bond
4.400% due 04/16/2050		6,800	5,959
4.817% due 03/14/2049		4,000	3,746
5.103% due 04/23/2048		28,900	28,181
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	7,963
2.875% due 04/13/2042		9,100	6,344
3.750% due 02/07/2034		2,900	2,670
5.250% due 05/30/2032		8,700	9,076
5.625% due 02/22/2036		4,900	5,125
5.625% due 05/30/2037		9,700	10,029
Saudi Government International Bond
3.450% due 02/02/2061		$13,100	8,602
4.000% due 04/17/2025		500	494
4.500% due 10/26/2046		47,700	40,481
4.625% due 10/04/2047		14,800	12,649
5.000% due 04/17/2049		15,000	13,473
5.000% due 01/18/2053		25,000	22,060
5.750% due 01/16/2054		34,400	33,609
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,695
5.750% due 09/30/2049		38,900	29,439
State Agency of Roads of Ukraine 6.250% due 06/24/2030		1,000	280
United Kingdom Gilt 4.375% due 07/31/2054	GBP	132,900	160,249

Total Sovereign Issues (Cost $920,316)			794,958

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Forsea Holding SA «(d)		179,471	4,195

Total Common Stocks (Cost $3,589)			4,195

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500% (h)		20,200	24,017

Total Convertible Preferred Securities (Cost $24,500)			24,017

PREFERRED SECURITIES 2.8%
BANKING & FINANCE 2.7%
American Express Co. 3.550% due 09/15/2026 •(h)		6,400,000	5,970
Bank of America Corp. 5.875% due 03/15/2028 •(h)		118,500,000	118,019
Capital One Financial Corp. 3.950% due 09/01/2026 •(h)		16,000,000	14,750
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		11,000,000	10,307
4.000% due 12/01/2030 •(h)		57,000,000	48,734
5.000% due 12/01/2027 •(h)		8,150,000	7,451

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(h)	40,000,000	37,972
4.000% due 12/10/2025 •(h)	3,000,000	2,882
4.700% due 01/30/2025 •(h)	300,000	294
7.125% due 08/15/2029 •(h)	9,000,000	8,997
7.200% due 05/15/2029 •(h)	9,400,000	9,644
7.625% due 11/15/2028 •(h)	11,200,000	11,669
CoBank ACB
4.250% due 01/01/2027 •(h)	12,600,000	10,913
6.450% due 10/01/2027 •(h)	15,000,000	14,924
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(h)	8,500,000	7,991
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	21,900,000	20,412
7.500% due 02/10/2029 •(h)	3,500,000	3,673
7.500% due 05/10/2029 •(h)	10,000,000	10,301
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	26,000,000	24,665
4.000% due 04/01/2025 •(h)	12,700,000	12,373
4.600% due 02/01/2025 •(h)	37,600,000	37,159
4.625% due 06/01/2026 (h)	829,000	17,359
5.000% due 08/01/2024 •(h)	35,100,000	35,056
6.100% due 10/01/2024 •(h)	73,300,000	73,405
6.875% due 06/01/2029 •(h)	35,600,000	36,864
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	25,380
Morgan Stanley 6.500% due 10/15/2027 (h)	618,300	16,138
Nationwide Building Society 10.250% ~(h)	3,993	660
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	2,700,000	2,425
6.250% due 03/15/2030 •(h)	1,100,000	1,072
State Street Corp. 6.700% due 03/15/2029 •(h)	11,900,000	11,956
SVB Financial Group 4.100% due 02/15/2031 ^(c)(h)	12,900,000	99
U.S. Bancorp 5.300% due 04/15/2027 •(h)	13,555,000	13,163
Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	36,874,000	35,352
7.625% due 09/15/2028 •(h)	5,800,000	6,188

		694,217

UTILITIES 0.1%
Sempra Energy 4.875% due 10/15/2025 •(h)	7,450,000	7,315

Total Preferred Securities (Cost $732,005)		701,532

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (k) 0.0%		1,305

U.S. TREASURY BILLS 0.0%
5.383% due 07/11/2024 - 09/05/2024 (e)(f)(n)(p)	$5,268	5,232

Total Short-Term Instruments (Cost $6,536)		6,537

Total Investments in Securities (Cost $37,061,936)		32,889,247

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,072,192	10,431

Total Short-Term Instruments (Cost $10,431)		10,431

Total Investments in Affiliates (Cost $10,431)		10,431

Total Investments 129.1% (Cost $37,072,367)		$32,899,678
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $364,883)		5,328

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Other Assets and Liabilities, net (29.1)%	(7,414,745)

Net Assets 100.0%	$25,490,261

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000	04/02/2032	02/11/2020 - 08/23/2021	54,591	39,397	0.15
National Football League	5.580	10/05/2033	03/14/2024	10,000	9,967	0.04
National Football League	5.680	10/05/2035	03/14/2024	5,000	4,979	0.02
National Football League	5.890	10/05/2043	03/14/2024	5,000	4,969	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,867	0.10

$98,591	$85,179	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$1,305	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,331)	$1,305	$1,305

Total Repurchase Agreements	$(1,331)	$1,305	$1,305

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.510%	06/26/2024	07/03/2024	$(38,129)	$(38,158)
BOO	5.350	06/28/2024	07/01/2024	(255,071)	(255,185)
5.430	07/01/2024	07/02/2024	(251,520)	(251,520)
5.470	06/28/2024	07/01/2024	(18,333)	(18,341)
5.490	06/27/2024	07/01/2024	(276,780)	(276,949)
BOS	5.250	06/14/2024	07/11/2024	(7,370)	(7,389)
5.260	06/14/2024	07/11/2024	(5,911)	(5,925)
5.270	06/14/2024	07/11/2024	(17,545)	(17,588)
BPS	4.500	02/15/2024	TBD(3)	(732)	(744)
BRC	4.250	03/27/2024	TBD(3)	(1,253)	(1,267)
4.750	02/23/2024	TBD(3)	(2,799)	(2,847)
4.750	02/27/2024	TBD(3)	(2,250)	(2,287)
5.200	07/28/2023	TBD(3)	(8,621)	(9,043)
5.300	02/26/2024	TBD(3)	(32,681)	(33,287)
BSN	5.420	05/10/2024	07/10/2024	(52,448)	(52,858)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

DEU	5.420	05/14/2024	07/10/2024	(43,106)	(43,418)
5.420	05/16/2024	07/10/2024	(35,687)	(35,935)
5.420	06/21/2024	07/10/2024	(3,743)	(3,749)
5.430	06/21/2024	07/11/2024	(2,119)	(2,122)
5.460	06/21/2024	07/02/2024	(12,430)	(12,449)
JPS	5.150	06/10/2024	08/02/2024	(1,928)	(1,934)
5.250	06/14/2024	08/02/2024	(14,479)	(14,515)
5.300	06/10/2024	08/02/2024	(761)	(764)
5.300	06/14/2024	08/02/2024	(73,390)	(73,574)
NOM	5.300	06/28/2024	TBD(3)	(3,644)	(3,645)
5.430	06/04/2024	07/10/2024	(58,300)	(58,537)
NXN	5.410	05/09/2024	07/10/2024	(855,883)	(862,700)
5.430	06/14/2024	07/12/2024	(70,500)	(70,681)
RDR	5.250	05/08/2024	TBD(3)	(13,492)	(13,598)
STR	5.450	06/28/2024	07/01/2024	(1,016,015)	(1,016,476)
5.450	07/01/2024	07/02/2024	(1,500,057)	(1,500,057)

Total Reverse Repurchase Agreements	$(4,687,542)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BCY	5.510%	06/27/2024	07/09/2024	$(11,570)	$(11,577)
UBS	5.390	06/21/2024	07/08/2024	(2,547)	(2,551)
5.390	06/27/2024	07/08/2024	(10,659)	(10,665)
5.410	04/22/2024	07/10/2024	(31,074)	(31,401)
5.410	05/08/2024	07/10/2024	(3,431)	(3,459)
5.410	05/16/2024	07/10/2024	(1,743)	(1,755)
5.420	05/06/2024	07/24/2024	(37,493)	(37,809)
5.420	05/08/2024	07/17/2024	(2,502)	(2,522)
5.420	05/08/2024	07/24/2024	(14,152)	(14,267)
5.420	05/08/2024	07/31/2024	(14,438)	(14,556)
5.420	05/09/2024	07/17/2024	(33,436)	(33,702)
5.420	05/10/2024	07/31/2024	(1,419)	(1,430)
5.420	05/13/2024	07/17/2024	(638)	(643)
5.420	05/14/2024	07/17/2024	(4,368)	(4,399)
5.420	05/16/2024	07/24/2024	(3,486)	(3,511)
5.420	05/20/2024	07/24/2024	(6,062)	(6,101)
5.420	05/21/2024	07/24/2024	(14,055)	(14,142)
5.420	05/21/2024	07/31/2024	(1,240)	(1,248)
5.420	05/22/2024	07/31/2024	(1,553)	(1,563)
5.420	06/21/2024	07/24/2024	(6,155)	(6,164)
5.420	06/27/2024	07/31/2024	(2,174)	(2,175)
5.430	06/07/2024	08/02/2024	(5,198)	(5,217)
5.430	06/21/2024	08/08/2024	(3,467)	(3,472)
5.430	06/27/2024	08/02/2024	(3,927)	(3,929)
5.440	06/27/2024	08/20/2024	(4,418)	(4,420)

Total Sale-Buyback Transactions	$(222,678)

(l)	Securities with an aggregate market value of $3,147,961 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(840,420) at a weighted average interest rate of 5.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement
(4)	Payable for sale-buyback transactions includes $(649) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	119	$119	$(33)	$(45)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	119	119	(35)	(16)

Total Written Options	$(68)	$(61)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	3,181	$396,675	$2,759	$136	$(511)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	1,030	135,811	(1,344)	0	(728)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	5,830	730,754	9,483	0	(9,656)

$10,898	$136	$(10,895)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	934	$(131,655)	$1,461	$420	$(20)
Japan Government 10-Year Bond September Futures	09/2024	144	(127,863)	209	501	(161)
U.S. Treasury 10-Year Note September Futures	09/2024	1,417	(155,848)	(751)	377	0
U.S. Treasury Long-Term Bond September Futures	09/2024	407	(48,153)	(214)	407	0
United Kingdom Long Gilt September Futures	09/2024	1,277	(157,503)	(895)	694	(49)

$(190)	$2,399	$(230)

Total Futures Contracts	$10,708	$2,535	$(11,125)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.787%	$7,500	$305	$(418)	$(113)	$0	$(1)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.659	12,500	269	(571)	(302)	11	0
Telefonica Emisiones SAU	(1.000)	Quarterly	06/20/2028	0.541	EUR	5,100	(90)	(6)	(96)	1	0

$484	$(995)	$(511)	$12	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.434%	$11,600	$2,127	$(1,351)	$776	$0	$(2)
AES Corp.	5.000	Quarterly	06/20/2027	0.715	15,000	2,072	(268)	1,804	6	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	87,600	(468)	1,879	1,411	49	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.83	2,200	(16)	24	8	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	1,000	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	1.023	2,200	(49)	48	(1)	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.658	EUR	1,600	(4)	29	25	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.581	9,000	(19)	1,907	1,888	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2024	0.057	$59,200	518	(234)	284	5	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	5,200	62	28	90	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	5,100	68	36	104	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	1,600	227	16	243	1	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.655	EUR	5,000	1,153	(66)	1,087	1	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.276	$4,900	890	(551)	339	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.319	15,900	469	(259)	210	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.173	17,700	390	(315)	75	1	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR	31,750	(1,210)	1,456	246	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.342		$10,800	1,878	(909)	969	4	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.541	EUR	5,100	44	52	96	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.447		7,700	82	92	174	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404		$10,000	240	(97)	143	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523		45,200	(132)	929	797	23	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.58		9,700	(24)	191	167	3	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	13,350	26	127	153	1	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.314		$10,900	78	101	179	0	(4)

							$8,396	$2,873	$11,269	$101	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-32 5-Year Index		1.000%	Quarterly	12/20/2024		$5,270	$(15)	$31	$16	$0	$(1)
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		36,892	(1,371)	1,034	(337)	1	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		276	(8)	7	(1)	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		32,292	(1,171)	1,027	(144)	6	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		400	(30)	23	(7)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		6,700	(303)	140	(163)	1	0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		4,100	(150)	20	(130)	1	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		81,680	1,150	595	1,745	0	(3)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		472,300	6,536	3,569	10,105	0	(30)
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029		10,240,000	223,266	(10,571)	212,695	0	(928)
iTraxx Europe Main 41 5-Year Index		1.000	Quarterly	06/20/2029	EUR	326,000	6,874	(557)	6,317	197	0

							$234,778	$(4,682)	$230,096	$206	$(962)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.700%	Annual	03/28/2034	GBP	4,700	$(20)	$129	$109	$20	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	JPY	23,360,600	(157)	207	50	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		290,200	(55)	77	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$2,040,500	13,114	15,857	28,971	159	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	27,418	28,595	176	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,943	11,602	72,545	645	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	4,496	42,361	495	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		542,200	20,093	(10,688)	9,405	3,354	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		32,300	(99)	(6)	(105)	0	(105)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		21,200	(69)	(115)	(184)	0	(184)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		220,500	3,296	4,096	7,392	3,403	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	23,300	(38)	(146)	(184)	0	(16)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		23,300	(34)	(121)	(155)	0	(17)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		23,600	(36)	(65)	(101)	0	(18)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		19,100	(33)	95	62	0	(16)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034	14,200	(40)	(57)	(97)	0	(31)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	202,200	(1,523)	2,086	563	201	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	237,000	(1,262)	1,754	492	238	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028	EUR	162,400	0	(22,263)	(22,263)	0	(111)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	15,100	(47)	(100)	(147)	0	(33)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	15,300	(48)	(116)	(164)	0	(33)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	153,600	1,420	(2,056)	(636)	0	(324)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	37,560	3,672	17,139	20,811	55	0
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053	50,000	0	22,388	22,388	80	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	206,000	(8,203)	8,379	176	483	0

$129,916	$79,990	$209,906	$9,311	$(892)

Total Swap Agreements	$373,574	$77,186	$450,760	$9,630	$(1,869)

(n)

Securities with an aggregate market value of $575,411 and cash of $11,223 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	6,323	$6,805	$33	$0
BPS	07/2024	AUD	5,328	3,525	0	(29)
07/2024	EUR	17,148	18,564	200	0
07/2024	GBP	163,286	208,583	2,173	0
07/2024	$36,346	AUD	54,563	53	0
07/2024	1,134	EUR	1,054	0	(5)
08/2024	AUD	52,779	$35,197	0	(42)
CBK	07/2024	EUR	6,776	7,381	124	0
07/2024	GBP	6,097	7,792	84	0
07/2024	$2,135	AUD	3,232	21	0
DUB	09/2024	PEN	3,028	$808	20	0
FAR	07/2024	AUD	56,736	37,801	0	(48)
07/2024	EUR	71,955	78,370	1,310	0
09/2024	PEN	21,574	5,761	148	0
GLM	07/2024	MXN	1,199,453	64,851	0	(583)
07/2024	$2,840	AUD	4,269	8	0
09/2024	MXN	300,000	$16,066	0	(136)
JPM	08/2024	AUD	6,576	4,388	0	(2)
RBC	07/2024	$214,794	GBP	169,383	0	(678)
08/2024	GBP	169,383	$214,831	675	0
SCX	07/2024	MXN	5	0	0	0
07/2024	$108,370	EUR	101,148	0	(45)
08/2024	EUR	101,148	$108,529	47	0
SSB	07/2024	MXN	449,083	24,072	0	(419)

Total Forward Foreign Currency Contracts	$4,896	$(1,987)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.070%	06/04/2025	59,400	$2,056	$2,089
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749	11/13/2024	658,400	0	333
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	381,900	0	185
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	269,700	0	145
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	207,300	0	117
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	283,800	0	187
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	276,700	0	197
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	207,300	0	164
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	314,000	0	308
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	545,800	0	595
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	246,900	0	271
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	358,800	0	332
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	344,200	0	385
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	343,600	0	433
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	331,900	0	399
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	249,500	0	239
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.130	08/14/2024	250,000	9,000	968
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	41,600	1,818	1,477
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	08/30/2024	100,000	3,700	1,915

Total Purchased Options							$16,574	$10,739

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	22,100	$(99)	$(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	22,100	(99)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	24,300	(36)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	24,300	(36)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	14,800	(59)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	14,800	(59)	(8)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	14,700	(56)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	14,700	(56)	(73)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.430	06/04/2025	228,600	(2,057)	(1,931)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	24,000	(82)	(92)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	24,000	(82)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	23,700	(88)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	23,700	(88)	(132)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	44,600	(91)	(20)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	44,600	(91)	(105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.776	08/14/2024	1,000,000	(9,000)	(215)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	158,100	(1,818)	(1,394)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	35,700	(120)	(56)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	35,700	(120)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	42,600	(130)	(120)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	42,600	(130)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	41,400	(157)	(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	41,400	(157)	(267)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	20,900	(82)	(39)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	20,900	(82)	(108)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	21,600	(91)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	42,300	(153)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	42,300	(153)	(276)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	21,600	(91)	(140)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	20,800	(68)	(57)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	20,800	(68)	(73)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	12,000	(43)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	12,000	(43)	(48)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	14,000	(47)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	14,000	(47)	(59)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	73,000	0	(359)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	42,400	0	(205)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	30,000	0	(152)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	23,000	0	(118)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	31,500	0	(187)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	30,700	0	(189)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	23,000	0	(145)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	34,800	0	(249)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	25,000	0	(224)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	35,600	0	(321)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	27,400	0	(233)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	39,800	0	(280)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	38,200	0	(299)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	38,100	0	(370)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	36,800	0	(325)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	27,700	0	(205)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	47,700	(117)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	47,700	(117)	(16)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	15,400	(28)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	15,400	(28)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	11,300	(44)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	11,300	(44)	(5)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	22,600	(88)	(41)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	22,600	(88)	(120)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	11,300	(45)	(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	11,300	(45)	(75)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	12,700	(51)	(16)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	12,700	(51)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.410	08/30/2024	400,000	(3,705)	(796)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	24,800	(40)	(58)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	24,800	(40)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	21,600	(91)	(68)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	21,600	(91)	(25)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	22,100	(57)	(43)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	22,100	(82)	(60)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	22,100	(82)	(126)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	22,100	(57)	(97)
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	24,800	(39)	(35)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	24,800	(39)	(19)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	25,500	(44)	(18)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	25,500	(44)	(39)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	25,200	(41)	(22)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	25,200	(41)	(54)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	11,400	(35)	(18)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	11,400	(35)	(53)

$(20,988)	$(11,269)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	13,100	$(27)	$(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	8,900	(17)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	26,000	(81)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	17,000	(38)	(59)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	17,000	(32)	(22)

$(195)	$(109)

Total Written Options	$(21,183)	$(11,378)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.052%	$1,400	$(37)	$36	$0	$(1)
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.409	43,300	80	534	614	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	1,100	(30)	29	0	(1)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	700	(62)	53	0	(9)
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.263	8,800	98	(64)	34	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.311	3,000	46	(35)	11	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Baidu, Inc.	1.000	Quarterly	12/20/2024	0.309	18,900	(79)	147	68	0
Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.850	9,300	(242)	271	29	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.289	8,400	183	(95)	88	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.239	700	(7)	10	3	0
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.263	1,400	13	(8)	5	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	1,100	4	0	4	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	1,100	(29)	28	0	(1)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	300	(11)	10	0	(1)
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.409	13,100	9	177	186	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.850	9,400	(245)	274	29	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	12,300	(498)	439	0	(59)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	5,700	(508)	437	0	(71)
Equinix, Inc.	5.000	Quarterly	06/20/2027	0.926	8,800	1,230	(227)	1,003	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	16,900	(141)	209	68	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	5,200	(55)	54	0	(1)
South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.333	12,400	(498)	541	43	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	200	(8)	7	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	9,300	(73)	163	90	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.139	9,400	130	(89)	41	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.310	73,600	(936)	430	0	(506)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.246	8,300	0	63	63	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	3,400	(192)	176	0	(16)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	4,000	(357)	308	0	(49)
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.113	18,300	357	(274)	83	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	14,000	(123)	179	56	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	1,500	(21)	33	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	23,100	65	151	216	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	16,700	(57)	208	151	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	7,200	(139)	170	31	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	31,300	(330)	326	0	(4)

$(2,463)	$4,671	$2,928	$(720)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$48	$0	$(5)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,005	(448)	437	0	(11)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	208	0	(20)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,280	(581)	567	0	(14)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	127	0	(13)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(47)	0	(56)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	83	0	(9)

$(1,551)	$1,423	$0	$(128)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	2,707,216	4.480% (1-Month USD-LIBOR less a specified spread)	Monthly	09/25/2024	$291,865	$0	$1,868	$1,868	$0

Total Swap Agreements	$(4,014)	$7,962	$4,796	$(848)

(p)

Securities with an aggregate market value of $4,668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$103,618	$52,000	$155,618
Corporate Bonds & Notes
Banking & Finance	0	6,907,771	25,867	6,933,638
Industrials	0	8,665,004	19,915	8,684,919
Utilities	0	4,380,022	0	4,380,022
Municipal Bonds & Notes
California	0	233,992	0	233,992
Georgia	0	47,524	0	47,524
Illinois	0	30,946	0	30,946
Indiana	0	1,931	0	1,931
Massachusetts	0	3,070	0	3,070
Michigan	0	34,730	0	34,730
Nevada	0	3,412	0	3,412
New Jersey	0	1,052	0	1,052
New Mexico	0	5,369	0	5,369
New York	0	106,765	0	106,765
Ohio	0	64,042	0	64,042
Oregon	0	9,456	0	9,456
Pennsylvania	0	12,570	0	12,570
Texas	0	104,275	0	104,275
Virginia	0	1,367	0	1,367
Wisconsin	0	4,531	0	4,531
U.S. Government Agencies	0	4,796,071	0	4,796,071
U.S. Treasury Obligations	0	5,297,232	0	5,297,232
Non-Agency Mortgage-Backed Securities	0	108,674	106	108,780
Asset-Backed Securities	2,500	334,196	0	336,696
Sovereign Issues	0	794,958	0	794,958
Common Stocks
Industrials	0	0	4,195	4,195
Convertible Preferred Securities
Banking & Finance	24,017	0	0	24,017
Preferred Securities
Banking & Finance	33,497	660,720	0	694,217
Utilities	0	7,315	0	7,315
Short-Term Instruments
Repurchase Agreements	0	1,305	0	1,305
U.S. Treasury Bills	0	5,232	0	5,232

	$60,014	$32,727,150	$102,083	$32,889,247
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,431	$0	$0	$10,431

Total Investments	$70,445	$32,727,150	$102,083	$32,899,678

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,751	10,414	0	12,165
Over the counter	0	20,431	0	20,431

	$1,751	$30,845	$0	$32,596
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,469)	(11,586)	0	(13,055)
Over the counter	0	(14,213)	0	(14,213)

	$(1,469)	$(25,799)	$0	$(27,268)

Total Financial Derivative Instruments	$282	$5,046	$0	$5,328

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2024 (Unaudited)

Totals	$70,727	$32,732,196	$102,083	$32,905,006

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 21.3%
BANKING & FINANCE 15.0%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	$500	$474
American Express Co.
2.550% due 03/04/2027	6,250	5,843
6.338% due 10/30/2026 •	900	909
American Tower Corp. 5.800% due 11/15/2028	2,600	2,651
Aviation Capital Group LLC 4.125% due 08/01/2025	800	785
Banco Santander SA 5.552% due 03/14/2028 •	2,000	1,997
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,721
1.734% due 07/22/2027 •	3,000	2,781
2.592% due 04/29/2031 •	7,000	6,054
3.093% due 10/01/2025 •	4,900	4,866
4.271% due 07/23/2029 •	2,000	1,928
4.827% due 07/22/2026 •	8,000	7,925
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026	2,500	2,521
Barclays PLC
4.375% due 01/12/2026	7,000	6,885
4.972% due 05/16/2029 •	1,800	1,762
6.490% due 09/13/2029 •	4,300	4,453
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,186
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	9,382
BPCE SA
5.281% due 05/30/2029	1,700	1,694
5.975% due 01/18/2027 •	1,500	1,501
Brighthouse Financial Global Funding 5.550% due 04/09/2027	5,000	4,984
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,048
Capital One Financial Corp. 7.149% due 10/29/2027 •	950	982
Citigroup, Inc.
2.572% due 06/03/2031 •	2,500	2,147
2.976% due 11/05/2030 •	450	401
3.668% due 07/24/2028 •	700	667
6.902% (SOFRRATE + 1.528%) due 03/17/2026 ~	8,500	8,569
CNO Global Funding 5.875% due 06/04/2027	1,000	1,004
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •	900	879
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,657
Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,004
5.900% due 09/19/2028	2,000	2,043
Corporate Office Properties LP 2.900% due 12/01/2033	750	591
Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	2,857
3.961% due 11/26/2025 •	3,000	2,975
7.146% due 07/13/2027 •	5,000	5,123
DOC DR LLC 4.300% due 03/15/2027	700	685
Equinix, Inc. 3.200% due 11/18/2029	600	541
Essex Portfolio LP 3.500% due 04/01/2025	850	836
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	589
5.625% due 08/16/2032	1,500	1,481
GA Global Funding Trust 1.950% due 09/15/2028	3,600	3,165
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	92
2.640% due 02/24/2028 •	6,125	5,714

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.691% due 06/05/2028 •	6,500	6,220
5.727% due 04/25/2030 •	4,600	4,683
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,117
Guardian Life Global Funding
1.100% due 06/23/2025	1,400	1,342
5.737% due 10/02/2028	4,000	4,108
Healthpeak OP LLC 3.250% due 07/15/2026	1,000	958
HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,431
4.292% due 09/12/2026 •	1,300	1,278
4.755% due 06/09/2028 •	3,350	3,294
5.887% due 08/14/2027 •	9,000	9,070
ING Groep NV 5.335% due 03/19/2030 •	3,300	3,288
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	315
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,481
3.540% due 05/01/2028 •	4,300	4,105
4.851% due 07/25/2028 •	10,000	9,900
5.571% due 04/22/2028 •	4,500	4,537
6.087% due 10/23/2029 •	5,000	5,167
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,459
3.574% due 11/07/2028 •	4,100	3,859
4.450% due 05/08/2025	1,400	1,386
5.985% due 08/07/2027 •	3,700	3,723
MassMutual Global Funding
3.400% due 03/08/2026	400	389
4.850% due 01/17/2029	6,300	6,259
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	969
5.422% due 02/22/2029 •	5,000	5,033
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	300	300
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,269
3.125% due 07/27/2026	1,000	956
5.164% due 04/20/2029 •	5,400	5,384
5.652% due 04/13/2028 •	8,000	8,081
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,000	3,017
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	5,093
New York Life Global Funding 0.950% due 06/24/2025	1,200	1,149
Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,949
2.999% due 01/22/2032	1,000	836
Northwestern Mutual Global Funding 4.900% due 06/12/2028	2,000	1,988
Pacific Life Global Funding 1.375% due 04/14/2026	1,200	1,121
PNC Financial Services Group, Inc. 5.300% due 01/21/2028 •	3,250	3,246
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029	3,400	3,404
Protective Life Global Funding 4.992% due 01/12/2027	1,800	1,795
Realty Income Corp. 3.400% due 01/15/2030	700	638
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	292
RGA Global Funding
5.448% due 05/24/2029	2,000	2,006
6.000% due 11/21/2028	5,000	5,153
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	461
3.244% due 10/05/2026	1,000	948
4.400% due 07/13/2027	300	290
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	925
3.823% due 11/03/2028 •	300	284
Standard Chartered PLC
3.265% due 02/18/2036 •	800	674
6.187% due 07/06/2027 •	1,800	1,818
7.116% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	3,020
Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	4,500	4,501
5.716% due 09/14/2028	3,000	3,059
SURA Asset Management SA 4.375% due 04/11/2027	1,000	973
SVB Financial Group 3.500% due 01/29/2025 ^(b)	1,600	972

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

UBS Group AG
2.193% due 06/05/2026 •	1,000	967
3.091% due 05/14/2032 •	3,900	3,328
4.550% due 04/17/2026	700	688
4.703% due 08/05/2027 •	4,100	4,025
6.442% due 08/11/2028 •	5,650	5,795
Welltower OP LLC 4.000% due 06/01/2025	4,500	4,428
WP Carey, Inc. 4.250% due 10/01/2026	500	487

		307,043

INDUSTRIALS 2.9%
Adventist Health System 2.952% due 03/01/2029	2,500	2,248
Aker BP ASA 2.000% due 07/15/2026	700	651
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,045	988
Bayer U.S. Finance LLC 6.125% due 11/21/2026	6,200	6,268
Comcast Corp. 5.100% due 06/01/2029	2,800	2,817
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	526	526
CVS Health Corp. 5.400% due 06/01/2029	6,300	6,310
Dell International LLC 6.020% due 06/15/2026	1,154	1,167
Enbridge, Inc. 5.900% due 11/15/2026	2,600	2,630
Eni SpA 5.500% due 05/15/2034	5,400	5,352
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	436
Global Payments, Inc. 2.900% due 11/15/2031	500	419
HCA, Inc. 3.125% due 03/15/2027	2,000	1,890
Hyundai Capital America 5.875% due 04/07/2025	500	500
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,616	2,263
Marriott International, Inc. 2.750% due 10/15/2033	900	727
Reliance Steel & Aluminum Co. 2.150% due 08/15/2030	500	419
Roche Holdings, Inc. 5.265% due 11/13/2026	7,000	7,037
RTX Corp. 5.750% due 11/08/2026	3,000	3,033
Sutter Health 2.294% due 08/15/2030	2,800	2,401
United Airlines Pass-Through Trust
2.700% due 11/01/2033	323	280
2.900% due 11/01/2029	1,203	1,086
4.550% due 02/25/2033	1,198	1,109
5.875% due 04/15/2029	1,432	1,438
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	6,100	5,793
Woodside Finance Ltd. 3.700% due 03/15/2028	700	661
WRKCo, Inc. 3.900% due 06/01/2028	800	762

		59,211

UTILITIES 3.4%
AES Corp. 5.450% due 06/01/2028	2,000	1,996
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	154
Consumers Energy Co. 4.900% due 02/15/2029	3,500	3,485
Empire District Bondco LLC 4.943% due 01/01/2035	6,400	6,358
Florida Power & Light Co. 5.150% due 06/15/2029	5,350	5,397
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	700	703
National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	3,500	3,501
5.600% due 11/13/2026	4,500	4,541
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	934

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

NSTAR Electric Co. 5.600% due 10/01/2028	3,500	3,549
Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,746
4.950% due 06/08/2025	1,700	1,685
5.450% due 06/15/2027	1,600	1,601
Southern California Edison Co.
4.875% due 02/01/2027	7,000	6,951
4.900% due 06/01/2026	1,600	1,588
5.300% due 03/01/2028	2,100	2,105
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	9,961	9,568
Verizon Communications, Inc. 4.016% due 12/03/2029	820	775
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	4,990
5.088% due 05/01/2029	8,000	7,965

		70,592

Total Corporate Bonds & Notes (Cost $447,295)		436,846

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,363

FLORIDA 0.3%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,899
1.471% due 10/01/2026	700	646
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	3,400	3,424

		5,969

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	35	35

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2019 3.540% due 03/15/2028	7,000	6,707
New York State Urban Development Corp. Revenue Notes, Series 2020 1.346% due 03/15/2026	2,300	2,163

		8,870

OREGON 0.1%
Oregon Department of Transportation State Revenue Notes, Series 2020 1.084% due 11/15/2027	2,000	1,775

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	1,800	1,833
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,332

		4,165

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	257
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.820% due 06/01/2026	800	747

		1,004

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	600	515

Total Municipal Bonds & Notes (Cost $25,248)		24,696

U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae
0.750% due 11/25/2050	2,346	1,646
3.020% due 03/01/2028	2,594	2,434
3.290% due 04/01/2027	6,006	5,752
5.690% due 06/25/2037 •	37	36
5.883% due 12/25/2046 •	450	445
5.893% due 10/25/2046 •	573	561

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.900% due 07/25/2049 •	1,362	1,336
5.943% due 01/25/2047 •	453	450
5.960% due 03/25/2041 •	755	750
6.340% due 10/01/2037 •	46	47
7.378% due 07/01/2034 •	30	30
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,441
Freddie Mac
0.650% due 10/27/2025	9,200	8,675
0.800% due 10/28/2026	9,200	8,405
1.000% due 12/15/2040 - 05/25/2047	2,274	2,046
2.500% due 09/25/2048	1,520	1,359
3.000% due 08/15/2046	511	477
4.000% due 09/01/2048 - 10/01/2048	2,620	2,435
4.170% due 04/01/2028	5,826	5,654
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,790	1,717
4.650% due 08/25/2028 ~	2,500	2,478
4.840% due 04/01/2028	2,451	2,432
4.850% due 09/25/2028	4,300	4,292
5.430% due 06/25/2031 ~	2,600	2,658
5.793% due 10/15/2037 •	524	515
5.943% due 07/15/2041 •	708	703
6.336% due 08/25/2054	3,700	3,699
6.825% due 06/01/2037 •	57	58
Ginnie Mae
1.500% due 10/20/2045	1,554	1,239
5.787% due 08/20/2065 •	320	319
5.877% due 06/20/2065 •	281	280
5.897% due 02/20/2067 •	519	518
5.909% due 09/20/2065 •	415	414
5.957% due 10/20/2065 •	1,181	1,181
5.977% due 07/20/2063 •	108	108
6.007% due 06/20/2065 •	663	661
6.017% due 06/20/2065 •	504	503
6.037% due 03/20/2065 •	957	954
6.087% due 12/20/2064 - 11/20/2065 •	1,160	1,157
6.207% due 02/20/2066 •	3	3
6.317% due 04/20/2066 •	1,644	1,645
6.337% due 04/20/2066 •	2,426	2,428
6.437% due 01/20/2067 •	936	939
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 11/01/2051	16,586	14,414
3.500% due 12/01/2033 - 06/01/2052	21,468	19,155
4.000% due 08/01/2042 - 11/01/2052	42,907	39,324
4.500% due 08/01/2048 - 02/01/2053	59,856	56,534
5.500% due 04/01/2034 - 03/01/2054	56,596	55,839
Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2054	33,300	28,357

Total U.S. Government Agencies (Cost $298,838)		291,526

U.S. TREASURY OBLIGATIONS 35.2%
U.S. Treasury Notes
3.625% due 05/15/2026	100,000	97,975
4.125% due 06/15/2026 (f)	16,300	16,115
4.500% due 03/31/2026	240,000	238,762
5.000% due 08/31/2025	370,400	370,161

Total U.S. Treasury Obligations (Cost $724,047)		723,013

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	2,373	2,352
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,757
Atrium Hotel Portfolio Trust 6.576% due 06/15/2035 •	3,400	3,384
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,190	2,136
BANK
2.808% due 10/17/2052	2,500	2,339
2.978% due 11/15/2062	12,500	11,114
3.279% due 11/15/2054	753	707
3.432% due 05/15/2062	2,512	2,410
3.623% due 04/15/2052	2,861	2,751
4.005% due 02/15/2052	7,100	6,687
4.217% due 08/15/2061 ~	7,000	6,681
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	808	786
Benchmark Mortgage Trust 3.615% due 03/15/2062	3,910	3,769
BX Trust
6.032% due 09/15/2034 •	8,768	8,648
6.078% due 04/15/2039 •	1,602	1,572
6.173% due 10/15/2036 •	877	866

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.343% due 10/15/2036 •	8,300	8,203
6.364% due 12/15/2038 •	3,850	3,810
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	832	806
3.297% due 10/12/2050	2,891	2,792
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	2,000	1,942
3.178% due 02/10/2035	4,900	4,500
3.244% due 10/10/2029	2,000	1,851
3.550% due 02/10/2049	332	327
4.181% due 05/10/2051	837	817
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	1,496	1,470
EQUS Mortgage Trust 6.198% due 10/15/2038 •	6,900	6,841
Extended Stay America Trust 6.523% due 07/15/2038 •	4,947	4,932
GCT Commercial Mortgage Trust 6.243% due 02/15/2038 •	5,000	4,126
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •	2,300	2,305
Hawaii Hotel Trust 6.776% due 05/15/2038 •	3,400	3,394
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,906
InTown Mortgage Trust 7.818% due 08/15/2039 •	4,000	4,014
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,595
6.517% due 07/05/2033 •	1,072	1,025
6.743% due 03/15/2036 •	6,800	6,052
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	719	694
3.409% due 10/15/2050	2,000	1,867
MAD Mortgage Trust 3.294% due 08/15/2034 ~	7,100	6,598
Morgan Stanley Capital Trust
2.606% due 08/15/2049	235	229
2.860% due 11/15/2049	1,202	1,165
6.613% due 12/15/2038 •	4,700	4,455
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	3,041
New Orleans Hotel Trust 6.365% due 04/15/2032 •	2,700	2,654
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •	2,100	1,991
SMRT Commercial Mortgage Trust 6.329% due 01/15/2039 •	1,926	1,903
SREIT Trust 6.143% due 10/15/2038 •	2,400	2,367
Starwood Mortgage Trust 6.301% due 11/15/2036 •	2,550	2,519
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,710	1,654
3.460% due 04/15/2052	3,016	2,891
3.903% due 02/15/2051	1,124	1,095
4.119% due 06/15/2051	1,606	1,573
Waikiki Beach Hotel Trust 6.676% due 12/15/2033 •	5,270	5,218
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	443	433
2.911% due 06/15/2049	329	322
3.390% due 11/15/2050	781	758
4.147% due 06/15/2051	470	459

Total Non-Agency Mortgage-Backed Securities (Cost $173,163)		170,553

ASSET-BACKED SECURITIES 17.0%
ACREC Ltd. 6.596% due 10/16/2036 •	1,037	1,030
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,782
Anchorage Capital CLO Ltd. 6.730% due 07/15/2032 •	5,000	5,004
Apidos CLO 6.670% due 04/15/2031 •	640	640
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •	3,000	2,998
AREIT LLC 7.571% due 06/17/2039 •	7,000	7,028
AREIT Trust
6.523% due 11/17/2038 •	3,190	3,177
6.583% due 01/20/2037 •	2,750	2,730
Ares CLO Ltd. 6.636% due 04/22/2031 •	2,000	2,001

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •	922	922
6.680% due 01/15/2031 •	761	762
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	3,978
5.360% due 06/20/2030	7,000	6,984
5.440% due 02/22/2028	4,000	4,002
5.780% due 04/20/2028	6,400	6,452
6.020% due 02/20/2030	6,550	6,725
BA Credit Card Trust 4.790% due 05/15/2028	5,600	5,566
Bank of America Auto Trust 5.660% due 11/15/2029	2,000	2,024
Barings CLO Ltd. 6.576% due 01/20/2031 •	1,419	1,420
BDS Ltd.
6.796% due 12/16/2036 •	3,895	3,883
7.142% due 03/19/2039 •	5,500	5,476
7.475% due 08/19/2038 •	2,400	2,413
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •	4,100	4,114
BPCRE Ltd. 7.732% due 01/16/2037 •	3,818	3,814
BSPRT Issuer Ltd. 7.625% due 07/15/2039 •	4,500	4,516
Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,528
4.950% due 10/15/2027	5,200	5,176
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	3,500	3,534
Carlyle Global Market Strategies CLO Ltd.
6.636% due 07/27/2031 •	1,559	1,559
6.666% due 04/22/2032 •	1,800	1,802
CarMax Auto Owner Trust
5.300% due 03/15/2027	5,700	5,689
6.000% due 07/17/2028	5,000	5,063
CBAM Ltd. 6.959% due 07/15/2037 •	6,000	6,012
Cedar Funding CLO Ltd. 6.586% due 01/20/2031 •	6,362	6,369
Chesapeake Funding LLC 5.520% due 05/15/2036	2,422	2,422
CIFC Funding Ltd.
6.635% due 04/24/2030 •	969	970
6.689% due 07/18/2031 •	1,756	1,758
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	3,900	3,898
Crestline Denali CLO Ltd. 6.728% due 10/23/2031 •	3,563	3,566
Dell Equipment Finance Trust 4.140% due 07/22/2027	1,636	1,626
DLLAD LLC 0.640% due 09/21/2026	1,335	1,298
DLLMT LLC 5.340% due 03/22/2027	6,500	6,477
DLLST LLC
3.400% due 01/21/2025	681	681
3.690% due 09/20/2028	1,300	1,289
Eaton Vance CLO Ltd. 6.760% due 10/15/2034 •	5,400	5,402
ECMC Group Student Loan Trust
6.200% due 02/27/2068 •	1,024	1,020
6.250% due 09/25/2068 •	1,714	1,696
6.450% due 07/25/2069 •	2,284	2,277
6.450% due 01/27/2070 •	1,071	1,070
6.500% due 05/25/2067 •	675	673
Ford Credit Auto Lease Trust 5.060% due 05/15/2027	6,000	5,979
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,700	3,732
Fortress Credit Investments Ltd. 7.185% due 02/23/2039 •	2,131	2,110
FS Rialto Issuer LLC 7.233% due 01/19/2039 •	6,500	6,516
GM Financial Consumer Automobile Receivables Trust 5.780% due 08/16/2028	4,700	4,747
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	6,000	6,168
Greystone Commercial Real Estate Notes Ltd. 6.623% due 09/15/2037 •	152	152
Hertz Vehicle Financing LLC 6.150% due 03/25/2030	3,400	3,472
HGI CRE CLO Ltd. 7.033% due 04/20/2037 •	3,158	3,153
Hyundai Auto Lease Securitization Trust 5.840% due 09/15/2027	8,700	8,758

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

LCCM Trust 6.643% due 12/13/2038 •	1,521	1,491
LCM Ltd. 6.666% due 04/20/2031 •	2,000	2,001
LoanCore Issuer Ltd.
6.743% due 11/15/2038 •	2,963	2,949
6.883% due 01/17/2037 •	2,292	2,296
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,052
Madison Park Funding Ltd. 6.507% due 10/18/2030 •	2,937	2,940
Magnetite Ltd.
6.479% due 10/15/2031 •	1,898	1,900
6.874% due 10/25/2033 •	4,300	4,309
Marathon CLO Ltd. 6.534% due 04/15/2032 •	1,700	1,702
MF1 LLC 7.974% due 09/17/2037 •	3,200	3,211
MF1 Ltd. 6.689% due 02/19/2037 •	4,843	4,813
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •	940	937
Navient Private Education Loan Trust 6.893% due 07/16/2040 •	1,531	1,538
Navient Student Loan Trust
6.480% due 03/15/2072	1,031	1,046
6.600% due 07/26/2066 •	4,008	4,042
Nelnet Student Loan Trust 6.483% due 04/20/2062 •	4,800	4,773
Neuberger Berman CLO Ltd. 6.510% due 10/15/2029 •	1,462	1,464
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •	552	553
Nissan Auto Lease Trust 4.910% due 04/15/2027	6,000	5,959
Oaktree CLO Ltd. 6.696% due 04/22/2030 •	3,000	3,004
OSD CLO Ltd. 6.449% due 04/17/2031 •	1,771	1,774
OZLM Ltd. 6.746% due 07/20/2032 •	1,800	1,802
Palmer Square CLO Ltd.
6.579% due 10/17/2031 •	2,266	2,268
6.875% due 10/20/2033 •	6,600	6,616
Palmer Square Loan Funding Ltd. 6.390% due 10/15/2029 •	694	694
PFP Ltd.
6.444% due 08/09/2037 •	465	460
7.605% due 08/19/2035 •	4,600	4,607
Ready Capital Mortgage Financing LLC
6.410% due 07/25/2036 •	558	555
7.897% due 10/25/2039 •	2,483	2,495
Saranac CLO Ltd. 6.748% due 08/13/2031 •	3,105	3,115
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	3,006
5.470% due 12/20/2029	3,200	3,219
Shelter Growth CRE Issuer Ltd. 7.635% due 06/17/2037 •	7,177	7,201
SLC Student Loan Trust
5.669% due 05/15/2029 •	140	140
6.485% due 11/25/2042 •	37	37
SLM Private Education Loan Trust 10.193% due 10/15/2041 •	1,952	2,043
SMB Private Education Loan Trust
3.630% due 11/15/2035	4,214	4,093
6.173% due 01/15/2053 •	2,399	2,382
6.783% due 02/16/2055 •	766	771
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •	6,131	6,016
Synchrony Card Funding LLC 5.740% due 10/15/2029	3,700	3,745
Toyota Lease Owner Trust 5.660% due 11/20/2026	2,000	2,008
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •	4,056	4,038
Venture CLO Ltd.
6.576% due 07/20/2030 •	2,702	2,707
6.751% due 07/30/2032 •	2,000	2,002
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(a)	4,200	4,200
Vibrant CLO Ltd. 6.706% due 07/20/2032 •	3,900	3,903
VMC Finance LLC 6.546% due 06/16/2036 •	53	53

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •	57	57
6.646% due 10/20/2029 •	146	146
Wind River CLO Ltd. 6.670% due 07/15/2031 •	3,700	3,702
World Omni Auto Receivables Trust 5.150% due 11/15/2028	4,400	4,387

Total Asset-Backed Securities (Cost $348,691)		350,305

SOVEREIGN ISSUES 0.1%
Province of Quebec 2.500% due 04/20/2026	2,200	2,108

Total Sovereign Issues (Cost $2,173)		2,108

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS (d) 6.2%		127,866

Total Short-Term Instruments (Cost $127,866)		127,866

Total Investments in Securities (Cost $2,147,321)		2,126,913

Total Investments 103.5% (Cost $2,147,321)		$2,126,913
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $(11))		945
Other Assets and Liabilities, net (3.5)%		(72,794)

Net Assets 100.0%		$2,055,064

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Restricted Securities.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	06/28/2024	07/01/2024	$68,500	U.S. Treasury Notes 0.500% - 1.500% due 01/31/2027 - 04/30/2027	$(69,853)	$68,500	$68,531
DEU	5.410	07/01/2024	07/02/2024	58,700	U.S. Treasury Bonds 4.000% due 11/15/2052	(59,687)	58,700	58,700
FICC	2.600	06/28/2024	07/01/2024	666	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(679)	666	666

Total Repurchase Agreements	$(130,219)	$127,866	$127,897

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	2,749	$561,397	$821	$0	$(64)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	456	$(48,600)	$(390)	$50	$0
U.S. Treasury 10-Year Note September Futures	09/2024	432	(47,513)	(8)	115	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	194	(22,025)	(214)	94	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	452	(56,655)	(1,012)	748	0

$(1,624)	$1,007	$0

Total Futures Contracts	$(803)	$1,007	$(64)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.83%	$1,200	$(6)	$10	$4	$1	$0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	1,900	(5)	39	34	1	0

Total Swap Agreements	$(11)	$49	$38	$2	$0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

(f)				Securities with an aggregate market value of $6,538 and cash of $4,450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$307,043	$0	$307,043
Industrials	0	59,211	0	59,211
Utilities	0	70,592	0	70,592
Municipal Bonds & Notes
California	0	2,363	0	2,363
Florida	0	5,969	0	5,969
Massachusetts	0	35	0	35
New York	0	8,870	0	8,870
Oregon	0	1,775	0	1,775
Texas	0	4,165	0	4,165
West Virginia	0	1,004	0	1,004
Wisconsin	0	515	0	515
U.S. Government Agencies	3,699	287,827	0	291,526
U.S. Treasury Obligations	0	723,013	0	723,013
Non-Agency Mortgage-Backed Securities	0	170,553	0	170,553
Asset-Backed Securities	0	350,305	0	350,305
Sovereign Issues	0	2,108	0	2,108
Short-Term Instruments
Repurchase Agreements	0	127,866	0	127,866

Total Investments	$3,699	$2,123,214	$0	$2,126,913

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,009	$0	$1,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(64)	$0	$(64)

Total Financial Derivative Instruments	$0	$945	$0	$945

Totals	$3,699	$2,124,159	$0	$2,127,858

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.0% ¤
CORPORATE BONDS & NOTES 21.5%
BANKING & FINANCE 14.9%
American Express Co. 6.489% due 10/30/2031 •	$2,100	$2,240
American Tower Corp. 2.750% due 01/15/2027	1,000	939
Ameriprise Financial, Inc. 5.700% due 12/15/2028	1,300	1,332
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,242
Aviation Capital Group LLC 4.125% due 08/01/2025	600	589
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	3,000	3,011
Bank of America Corp.
1.319% due 06/19/2026 •	1,000	958
1.658% due 03/11/2027 •	11,900	11,161
1.734% due 07/22/2027 •	6,200	5,748
1.922% due 10/24/2031 •	2,900	2,374
3.093% due 10/01/2025 •	3,000	2,979
3.419% due 12/20/2028 •	5,842	5,495
3.593% due 07/21/2028 •	2,500	2,380
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,662
5.896% due 07/13/2026	3,450	3,479
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,163
2.894% due 11/24/2032 •	8,000	6,621
7.437% due 11/02/2033 •	9,300	10,234
BNP Paribas SA
1.904% due 09/30/2028 •	15,000	13,403
2.871% due 04/19/2032 •	7,050	5,913
3.052% due 01/13/2031 •	4,400	3,856
3.500% due 11/16/2027	1,700	1,599
BPCE SA
2.375% due 01/14/2025	3,900	3,824
4.500% due 03/15/2025	2,000	1,974
5.936% due 05/30/2035 •	1,200	1,196
Brighthouse Financial Global Funding 5.650% due 06/10/2029	6,000	6,000
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	521
CaixaBank SA 5.673% due 03/15/2030 •	5,000	4,981
Capital One Financial Corp.
7.149% due 10/29/2027 •	2,700	2,791
7.624% due 10/30/2031 •	3,100	3,414
Citigroup, Inc.
2.572% due 06/03/2031 •	6,600	5,667
2.976% due 11/05/2030 •	3,628	3,233
3.980% due 03/20/2030 •	2,000	1,888
6.843% (US0003M + 1.250%) due 07/01/2026 ~	3,000	3,032
CNO Global Funding 5.875% due 06/04/2027	2,000	2,008
Consumers 2023 Securitization Funding LLC 5.550% due 03/01/2028	5,200	5,201
Cooperatieve Rabobank UA 1.339% due 06/24/2026 •	2,000	1,916
Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,024
5.900% due 09/19/2028	2,000	2,043
Crown Castle, Inc. 3.800% due 02/15/2028	1,500	1,422
Deutsche Bank AG 7.146% due 07/13/2027 •	9,600	9,836
First American Financial Corp. 2.400% due 08/15/2031	2,100	1,678
GA Global Funding Trust 1.625% due 01/15/2026	1,600	1,505
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	4,000	3,734
1.542% due 09/10/2027 •	14,800	13,597
3.691% due 06/05/2028 •	7,175	6,866

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.223% due 05/01/2029 •	4,000	3,851
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,558
Guardian Life Global Funding 5.737% due 10/02/2028	6,000	6,162
HSBC Holdings PLC
1.645% due 04/18/2026 •	5,000	4,840
2.848% due 06/04/2031 •	1,550	1,340
3.973% due 05/22/2030 •	8,400	7,854
4.292% due 09/12/2026 •	1,500	1,474
ING Groep NV
5.550% due 03/19/2035 •	4,500	4,445
6.385% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,524
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,430
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	8,000	7,468
1.953% due 02/04/2032 •	13,900	11,311
2.739% due 10/15/2030 •	2,700	2,390
4.565% due 06/14/2030 •	3,125	3,034
5.581% due 04/22/2030 •	5,000	5,080
6.087% due 10/23/2029 •	3,700	3,824
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,501
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,342
4.450% due 05/08/2025	3,000	2,970
4.550% due 08/16/2028	2,000	1,943
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,255
MassMutual Global Funding
4.850% due 01/17/2029	8,400	8,345
5.150% due 05/30/2029	2,900	2,907
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	5,077
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	3,000	2,876
2.048% due 07/17/2030	6,000	5,014
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,637
2.172% due 05/22/2032 •	15,450	12,523
Morgan Stanley
2.239% due 07/21/2032 •	1,100	899
2.475% due 01/21/2028 •	20,000	18,653
5.656% due 04/18/2030 •	2,000	2,034
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026	2,200	2,212
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,260
4.800% due 04/05/2026	6,000	5,929
Nomura Holdings, Inc. 5.594% due 07/02/2027 (a)	2,500	2,502
Northwestern Mutual Global Funding 4.900% due 06/12/2028	4,000	3,975
PNC Financial Services Group, Inc. 5.300% due 01/21/2028 •	1,750	1,748
Prologis Targeted U.S. Logistics Fund LP 5.500% due 04/01/2034	5,600	5,607
Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,810
4.992% due 01/12/2027	1,800	1,795
5.467% due 12/08/2028	1,000	1,012
RGA Global Funding
2.700% due 01/18/2029	2,500	2,246
5.448% due 05/24/2029	4,200	4,212
6.000% due 11/21/2028	5,000	5,153
Safehold GL Holdings LLC 6.100% due 04/01/2034	5,800	5,732
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,904
1.673% due 06/14/2027 •	1,000	925
2.469% due 01/11/2028 •	2,700	2,492
3.823% due 11/03/2028 •	4,000	3,782
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,527
SMBC Aviation Capital Finance DAC 5.700% due 07/25/2033	3,900	3,876
Standard Chartered PLC
2.678% due 06/29/2032 •	2,900	2,372
6.296% due 07/06/2034 •	5,000	5,159
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029	7,500	6,766
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,647
2.193% due 06/05/2026 •	2,000	1,933
3.091% due 05/14/2032 •	6,600	5,632
4.550% due 04/17/2026	1,500	1,475

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.703% due 08/05/2027 •	7,400	7,265
Ventas Realty LP 4.125% due 01/15/2026	1,000	978
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,579
3.584% due 05/22/2028 •	1,930	1,839
4.478% due 04/04/2031 •	10,000	9,577

		471,211

INDUSTRIALS 3.1%
Adventist Health System 2.952% due 03/01/2029	4,299	3,866
Air Canada Pass-Through Trust 3.750% due 06/15/2029	338	318
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,471	1,265
3.375% due 11/01/2028	3,319	3,137
3.650% due 08/15/2030	2,054	1,942
4.000% due 01/15/2027	1,179	1,153
Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,050
6.500% due 11/21/2033	1,800	1,842
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	11,097
British Airways Pass-Through Trust 2.900% due 09/15/2036	626	542
CHRISTUS Health 4.341% due 07/01/2028	3,000	2,933
Comcast Corp. 5.100% due 06/01/2029	4,200	4,226
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,075
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	287	287
CVS Health Corp. 3.750% due 04/01/2030	5,700	5,247
CVS Pass-Through Trust 7.507% due 01/10/2032	909	946
Elevance Health, Inc. 2.550% due 03/15/2031	3,200	2,729
Eni SpA 5.500% due 05/15/2034	8,100	8,028
Georgetown University 2.247% due 04/01/2030	4,500	3,787
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,342	5,487
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	2,922
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	2,981
Roche Holdings, Inc. 5.489% due 11/13/2030	5,800	5,970
Sutter Health
2.294% due 08/15/2030	7,700	6,604
3.695% due 08/15/2028	1,300	1,235
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,616	1,402
3.100% due 01/07/2030	788	733
3.450% due 01/07/2030	591	543
4.550% due 02/25/2033	3,384	3,130
5.875% due 04/15/2029	5,069	5,089
UPMC 5.035% due 05/15/2033	1,300	1,272

		96,838

UTILITIES 3.5%
AES Corp. 5.450% due 06/01/2028	2,500	2,495
Consumers Energy Co. 4.900% due 02/15/2029	5,300	5,278
DTE Electric Securitization Funding LLC 5.970% due 03/01/2033	4,800	4,948
Empire District Bondco LLC 4.943% due 01/01/2035	10,000	9,934
Evergy Metro, Inc. 5.400% due 04/01/2034	900	894
Eversource Energy 4.750% due 05/15/2026	3,000	2,962
Florida Power & Light Co. 5.150% due 06/15/2029	8,500	8,574
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	4,300	4,320
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,300	1,895

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

National Grid PLC 5.602% due 06/12/2028	3,100	3,131
National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	8,000	8,001
5.600% due 11/13/2026	2,800	2,826
NBN Co. Ltd. 1.450% due 05/05/2026	3,000	2,802
New York State Electric & Gas Corp. 5.650% due 08/15/2028	2,000	2,033
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,195
3.300% due 03/15/2027	3,000	2,843
5.450% due 06/15/2027	3,500	3,503
6.100% due 01/15/2029	1,200	1,229
6.400% due 06/15/2033	1,900	1,964
6.950% due 03/15/2034	2,700	2,910
PacifiCorp 5.300% due 02/15/2031	2,200	2,194
Puget Sound Energy, Inc. 5.330% due 06/15/2034	1,900	1,900
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,285	1,055
Sempra 5.400% due 08/01/2026	4,600	4,597
Southern California Edison Co.
4.875% due 02/01/2027	1,000	993
4.900% due 06/01/2026	3,000	2,977
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,870	9,481
4.966% due 02/01/2044	4,600	4,511
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	4,990
5.088% due 05/01/2029	5,000	4,978

		112,413

Total Corporate Bonds & Notes (Cost $724,014)		680,462

MUNICIPAL BONDS & NOTES 3.8%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,487

CALIFORNIA 1.2%
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	895
1.490% due 11/01/2028	5,400	4,723
1.690% due 11/01/2029	4,400	3,776
1.740% due 11/01/2030	2,600	2,173
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (b)	4,200	3,037
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.332% due 06/01/2027	8,000	7,369
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	1,965	1,967
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	221
1.893% due 06/01/2030	300	254
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	598
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	2,695	2,694
University of California Revenue Notes, Series 2017 3.063% due 07/01/2025	5,200	5,092
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,090
1.366% due 05/15/2027	3,000	2,726

		36,615

FLORIDA 0.2%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	298
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	887
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,100	5,137

		6,322

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2020 0.802% due 10/01/2024	10,670	10,547

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.447% due 09/01/2024	4,400	4,377

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,780
1.961% due 09/01/2029	600	523

		2,303

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,056
2.596% due 12/01/2026	1,400	1,316

		2,372

NEW YORK 0.7%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	899
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,919
2.980% due 11/01/2027	7,000	6,590
New York State Urban Development Corp. Revenue Notes, Series 2020 1.496% due 03/15/2027	9,400	8,638
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,503

		21,549

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	5,125	5,005

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,731
1.495% due 06/01/2026	2,500	2,328

		4,059

TEXAS 0.2%
Houston Community College System, Texas General Obligation Notes, Series 2021 5.000% due 02/15/2029	2,000	2,036
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	4,850	4,848
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	1,135	1,125

		8,009

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,891
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	233	231

		2,122

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,082
2.020% due 06/01/2027	4,400	4,013
2.351% due 06/01/2028	3,000	2,697

		9,792

WISCONSIN 0.2%
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,064
2.299% due 05/01/2028	2,100	1,917

		4,981

Total Municipal Bonds & Notes (Cost $127,566)		119,540

U.S. GOVERNMENT AGENCIES 42.4%
Fannie Mae
0.750% due 11/25/2050	14,517	10,182
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	11,894
3.430% due 05/01/2028	65	62

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.100% due 09/01/2028	6,974	7,036
5.690% due 06/25/2037 •	130	128
5.700% due 11/25/2045 •	343	335
5.750% due 12/25/2045 •	205	198
5.800% due 03/25/2035 - 03/25/2046 •	412	407
5.838% due 03/25/2036 •	255	250
5.843% due 11/25/2046 •	335	329
5.863% due 11/25/2046 - 12/25/2056 •	2,696	2,630
5.883% due 12/25/2046 •	1,970	1,948
5.893% due 07/25/2046 - 10/25/2046 •	2,955	2,892
5.943% due 01/25/2047 •	1,813	1,799
6.180% due 06/25/2040 •	135	134
6.340% due 10/01/2037 •	137	142
7.378% due 07/01/2034 •	85	86
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	20,211	17,595
1.250% due 12/15/2044	1,431	1,161
2.500% due 09/25/2048	3,913	3,500
3.000% due 10/01/2046 - 05/01/2048	13,423	11,693
3.500% due 06/01/2044 - 10/01/2048	907	823
4.000% due 09/01/2048 - 05/01/2049	8,550	7,952
4.500% due 10/01/2048 - 02/01/2049	3,223	3,089
4.650% due 08/25/2028 ~	4,800	4,758
4.850% due 09/25/2028	1,400	1,397
5.430% due 06/25/2031 ~	3,000	3,066
5.748% due 09/15/2035 •	7	7
5.793% due 10/15/2037 - 10/15/2040 •	4,579	4,550
5.848% due 02/15/2041 •	160	157
5.883% due 07/15/2040 •	1,747	1,740
5.898% due 04/15/2041 •	48	47
5.918% due 11/15/2036 •	42	41
5.943% due 07/15/2041 - 03/15/2042 •	4,683	4,693
5.998% due 04/15/2041 •	399	394
6.336% due 08/25/2054	5,600	5,598
Ginnie Mae
1.500% due 10/20/2045	5,357	4,271
3.000% due 01/20/2067	3,687	3,556
3.500% due 09/20/2045	1,353	1,234
5.887% due 08/20/2066 •	1	1
5.909% due 09/20/2065 •	1,659	1,656
5.977% due 07/20/2063 •	411	411
6.007% due 06/20/2065 •	5,105	5,090
6.037% due 03/20/2065 •	2,597	2,588
6.087% due 12/20/2064 - 06/20/2066 •	3,984	3,977
6.117% due 08/20/2061 •	1	1
6.167% due 09/20/2063 •	14	14
6.187% due 10/20/2063 - 09/20/2065 •	306	306
6.207% due 02/20/2066 •	9	9
6.237% due 05/20/2066 •	2,369	2,368
6.317% due 04/20/2066 •	4,281	4,284
6.337% due 04/20/2066 •	4,753	4,757
6.357% due 07/20/2065 •	157	157
6.387% due 12/20/2066 •	3,454	3,459
6.437% due 01/20/2067 •	3,521	3,530
6.587% due 03/20/2066 •	1,667	1,679
Ginnie Mae, TBA 2.500% due 08/01/2054	120,300	101,231
Tennessee Valley Authority 7.125% due 05/01/2030	10,000	11,343
Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	154,619	126,428
3.000% due 01/01/2035 - 07/01/2052	331,478	282,860
3.500% due 11/01/2024 - 07/01/2048	6,515	6,080
4.000% due 05/01/2047 - 02/01/2053	113,600	104,162
4.500% due 08/01/2048 - 05/01/2053	176,538	166,752
5.000% due 06/01/2025 - 12/01/2053	89,257	86,372
5.500% due 01/01/2026 - 02/01/2054	33,042	32,613
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	26,400	22,481
3.500% due 07/01/2054 - 08/01/2054	198,500	175,719
4.000% due 07/01/2054 - 08/01/2054	73,800	67,544

Total U.S. Government Agencies (Cost $1,346,044)		1,339,647

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Notes
4.500% due 11/15/2033	10,000	10,094
4.875% due 10/31/2030 (f)	235,800	242,506

Total U.S. Treasury Obligations (Cost $249,601)		252,600

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,113
Ashford Hospitality Trust 6.626% due 06/15/2035 •	1,217	1,209

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,722	3,630
BANK
1.805% due 11/15/2053	6,000	5,367
2.933% due 09/15/2062	10,300	9,664
3.183% due 08/15/2061	4,300	3,779
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,444
2.888% due 08/15/2057	4,319	4,069
2.957% due 12/15/2062	6,100	5,708
3.780% due 02/15/2051 ~	766	746
4.232% due 01/15/2052	5,700	5,359
BX Trust
6.173% due 10/15/2036 •	1,080	1,066
6.343% due 10/15/2036 •	3,000	2,965
6.364% due 12/15/2038 •	2,500	2,474
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	7,729
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	3,000	2,913
2.873% due 08/15/2057	1,700	1,590
3.091% due 10/10/2049	3,700	3,466
3.432% due 08/10/2048	906	891
3.497% due 05/10/2048	1,500	1,470
3.510% due 09/10/2050	4,200	3,935
3.694% due 08/10/2047	2,200	2,195
3.902% due 07/10/2050	2,200	2,165
4.228% due 05/10/2051	3,800	3,563
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •	89	83
Credit Suisse Mortgage Capital Mortgage-Backed Trust 7.043% due 10/15/2037 •	5,300	5,173
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,580
3.808% due 11/15/2048	5,600	5,450
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	5,831
Extended Stay America Trust 6.523% due 07/15/2038 •	23,512	23,439
GS Mortgage Securities Corp. Trust 8.729% due 08/15/2039 •	1,700	1,704
GS Mortgage Securities Trust 3.396% due 02/10/2048	2,600	2,575
HPLY Trust 6.442% due 11/15/2036 •	2,499	2,492
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,154
JP Morgan Chase Commercial Mortgage Securities Trust 6.793% due 12/15/2036 •	6,000	4,662
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,745
3.611% due 05/15/2048	2,000	1,960
3.639% due 11/15/2047	3,000	2,975
3.801% due 08/15/2048	1,252	1,222
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	2,982
2.994% due 12/15/2049	150	145
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,957
Morgan Stanley Capital Trust
2.606% due 08/15/2049	549	534
3.067% due 11/15/2052	6,200	5,824
3.587% due 12/15/2050	700	658
3.809% due 12/15/2048	2,000	1,935
6.613% due 12/15/2038 •	8,300	7,867
MSWF Commercial Mortgage Trust 6.014% due 12/15/2056 ~	4,000	4,211
NYO Commercial Mortgage Trust 6.538% due 11/15/2038 •	18,000	17,319
SFO Commercial Mortgage Trust 6.593% due 05/15/2038 •	7,100	6,731
SREIT Trust 6.143% due 10/15/2038 •	3,500	3,451
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,654
2.987% due 12/15/2052	930	879
3.366% due 10/15/2050	1,712	1,662
3.504% due 12/15/2050	5,434	5,260
3.903% due 02/15/2051	2,623	2,554
4.195% due 08/15/2051	1,106	1,081
Waikiki Beach Hotel Trust 6.676% due 12/15/2033 •	10,000	9,901
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,301
2.652% due 08/15/2049	1,600	1,500
2.788% due 07/15/2048	84	82

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.306% due 05/15/2048	41	41
3.311% due 06/15/2052	4,750	4,280
3.461% due 07/15/2058	115	115
3.540% due 05/15/2048	1,500	1,470
4.147% due 06/15/2051	1,097	1,071
WSTN Trust 6.518% due 07/05/2037 ~	3,000	3,011

Total Non-Agency Mortgage-Backed Securities (Cost $260,922)		245,031

ASSET-BACKED SECURITIES 15.1%
ACREC Ltd. 6.596% due 10/16/2036 •	3,043	3,022
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	1,996
4.870% due 05/15/2028	10,000	9,961
4.950% due 10/15/2027	2,500	2,488
5.240% due 04/15/2031	6,000	6,121
Anchorage Capital CLO Ltd.
6.730% due 07/15/2032 •	15,500	15,513
6.765% due 04/22/2034 •	2,600	2,604
Apex Credit CLO Ltd. 0.000% due 10/20/2031 •(a)	1,500	1,500
Apidos CLO 6.489% due 07/18/2029 •	385	386
Arbor Realty Commercial Real Estate Notes Ltd. 6.793% due 11/15/2036 •	8,900	8,893
AREIT LLC
7.441% due 08/17/2041 •	2,071	2,079
7.571% due 06/17/2039 •	3,200	3,213
AREIT Trust
6.523% due 11/17/2038 •	1,788	1,781
6.583% due 01/20/2037 •	4,715	4,680
Ares CLO Ltd.
6.460% due 01/15/2029 •	907	907
6.636% due 04/22/2031 •	6,000	6,004
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	5,967
5.360% due 06/20/2030	11,000	10,975
5.440% due 02/22/2028	5,000	5,002
5.810% due 12/20/2029	7,900	8,019
6.020% due 02/20/2030	3,500	3,593
BA Credit Card Trust 4.790% due 05/15/2028	12,600	12,523
Bank of America Auto Trust 5.660% due 11/15/2029	3,950	3,997
BDS Ltd.
6.796% due 12/16/2036 •	3,624	3,612
7.475% due 08/19/2038 •	3,300	3,318
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •	6,200	6,222
BXMT Ltd. 6.843% due 11/15/2037 •	6,181	6,067
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,193
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	5,400	5,452
Carlyle Global Market Strategies CLO Ltd. 6.636% due 07/27/2031 •	2,126	2,126
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •	2,853	2,855
CarMax Auto Owner Trust 6.000% due 07/17/2028	8,000	8,101
Catamaran CLO Ltd. 6.686% due 04/22/2030 •	6,869	6,880
CBAM Ltd. 6.959% due 07/15/2037 •	9,200	9,219
Cedar Funding CLO Ltd. 6.586% due 01/20/2031 •	2,095	2,098
Chesapeake Funding LLC 5.520% due 05/15/2036	3,391	3,391
CIFC Funding Ltd.
6.635% due 04/24/2030 •	1,377	1,379
6.689% due 07/18/2031 •	2,587	2,590
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	9,600	9,595
DLLMT LLC
5.340% due 03/22/2027	3,900	3,886
5.350% due 03/20/2031	5,660	5,653
Eaton Vance CLO Ltd. 6.760% due 10/15/2034 •	8,400	8,403
ECMC Group Student Loan Trust
6.200% due 02/27/2068 •	2,948	2,939
6.250% due 09/25/2068 •	4,030	3,988
6.450% due 01/27/2070 •	5,450	5,441
6.500% due 05/25/2067 •	2,563	2,559

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

Elmwood CLO Ltd. 6.947% due 01/17/2034 •	3,300	3,308
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,800	3,833
Gallatin CLO Ltd. 6.680% due 07/15/2031 •	3,011	3,012
Generate CLO Ltd. 6.736% due 01/22/2031 •	2,077	2,078
GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,089
5.780% due 08/16/2028	2,000	2,020
GM Financial Revolving Receivables Trust
4.980% due 12/11/2036	6,300	6,285
5.770% due 08/11/2036	5,400	5,551
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •	2,767	2,770
GPMT Ltd.
6.696% due 07/16/2035 •	4,734	4,684
6.810% due 12/15/2036 •	1,312	1,289
Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	7,990
6.150% due 03/25/2030	3,400	3,472
KKR CLO Ltd. 6.529% due 07/18/2030 •	1,011	1,013
LCCM Trust 6.643% due 12/13/2038 •	776	761
LoanCore Issuer Ltd. 6.743% due 11/15/2038 •	3,930	3,910
Lockwood Grove CLO Ltd. 6.755% due 01/25/2030 •	315	316
Madison Park Funding Ltd. 6.507% due 10/18/2030 •	4,406	4,410
Magnetite Ltd.
6.479% due 10/15/2031 •	2,893	2,896
6.874% due 10/25/2033 •	6,400	6,413
Marathon CLO Ltd. 6.534% due 04/15/2032 •	2,500	2,502
MF1 LLC 7.974% due 09/17/2037 •	2,900	2,910
MF1 Ltd.
6.526% due 10/16/2036 •	2,228	2,219
7.143% due 11/15/2035 •	2,772	2,771
MF1 Multifamily Housing Mortgage Loan Trust 6.293% due 07/15/2036 •	4,079	4,067
MMAF Equipment Finance LLC 5.610% due 07/10/2028	7,706	7,701
Mountain View CLO LLC 6.679% due 10/16/2029 •	444	444
Navient Private Education Loan Trust 6.893% due 07/16/2040 •	2,279	2,288
Navient Private Education Refi Loan Trust
6.343% due 01/15/2043 •	553	551
6.443% due 04/15/2069 •	1,586	1,588
Navient Student Loan Trust
6.250% due 07/26/2066 •	2,150	2,152
6.480% due 03/15/2072	1,507	1,528
Neuberger Berman CLO Ltd. 6.510% due 10/15/2029 •	1,820	1,822
Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	9,932
4.970% due 09/15/2028	2,200	2,189
OCP CLO Ltd. 6.706% due 07/20/2029 •	1,767	1,769
OSD CLO Ltd. 6.449% due 04/17/2031 •	5,243	5,251
OZLM Funding Ltd. 6.836% due 10/22/2030 •	662	663
OZLM Ltd. 6.746% due 07/20/2032 •	5,200	5,204
Palmer Square CLO Ltd.
6.579% due 10/17/2031 •	3,371	3,374
6.875% due 10/20/2033 •	10,000	10,024
Palmer Square Loan Funding Ltd. 6.386% due 07/20/2029 •	2,879	2,879
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	2,091	2,083
PFP Ltd.
6.444% due 08/09/2037 •	1,348	1,333
7.605% due 08/19/2035 •	3,000	3,005
Rad CLO Ltd. 6.705% due 07/24/2032 •	2,800	2,804
Regatta Funding Ltd. 6.523% due 10/25/2031 •	1,800	1,803
Romark CLO Ltd. 6.618% due 10/23/2030 •	2,539	2,542

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

Saranac CLO Ltd. 6.748% due 08/13/2031 •	1,479	1,484
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,689
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,020
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	497
4.950% due 05/21/2029	900	895
SLC Student Loan Trust
5.669% due 05/15/2029 •	471	470
6.485% due 11/25/2042 •	112	112
SLM Private Education Loan Trust 10.193% due 10/15/2041 •	2,799	2,928
SLM Student Loan Trust 6.209% due 10/25/2029 •	383	383
SMB Private Education Loan Trust
6.173% due 01/15/2053 •	2,913	2,893
6.310% due 09/15/2054 •	577	576
Starwood Commercial Mortgage Trust 6.646% due 04/18/2038 •	8,759	8,594
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,061
Toyota Lease Owner Trust
5.300% due 08/20/2025	1,504	1,504
5.660% due 11/20/2026	2,000	2,008
TPG Real Estate Finance Issuer Ltd. 6.979% due 02/15/2039 •	4,946	4,925
Trinitas CLO Ltd. 6.663% due 01/25/2034 •	6,800	6,821
Venture CLO Ltd.
6.576% due 07/20/2030 •	7,229	7,240
6.636% due 07/20/2030 •	3,103	3,107
6.751% due 07/30/2032 •	3,000	3,003
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(a)	6,200	6,200
Vibrant CLO Ltd. 6.706% due 07/20/2032 •	10,300	10,307
VMC Finance LLC 6.546% due 06/16/2036 •	262	262
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	4,400	4,385
Voya CLO Ltd. 6.529% due 04/17/2030 •	3,457	3,462
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	898
5.150% due 11/15/2028	2,400	2,393

Total Asset-Backed Securities (Cost $476,255)		476,806

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,271

Total Sovereign Issues (Cost $6,398)		6,271

SHORT-TERM INSTRUMENTS 19.2%
REPURCHASE AGREEMENTS (d) 19.2%		606,408

Total Short-Term Instruments (Cost $606,408)		606,408

Total Investments in Securities (Cost $3,797,208)		3,726,765

Total Investments 118.0% (Cost $3,797,208)		$3,726,765
Financial Derivative Instruments (e)(h) 0.0%(Cost or Premiums, net $(119))		566
Other Assets and Liabilities, net (18.0)%		(570,222)

Net Assets 100.0%		$3,157,109

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Restricted Securities.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	06/28/2024	07/01/2024	$328,700	U.S. Treasury Notes 1.625% due 05/15/2026	$(335,323)	$328,700	$328,848
5.440	07/01/2024	07/02/2024	75,400	U.S. Treasury Bonds 2.250% due 05/15/2041	(77,091)	75,400	75,400
BPS	5.400	07/01/2024	07/02/2024	144,200	U.S. Treasury Note/Bond 0.875% due 11/15/2030	0	144,200	144,200
U.S. Treasury Notes 0.875% due 11/15/2030	(147,360)
FICC	2.600	06/28/2024	07/01/2024	308	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(314)	308	308
JPS	5.390	06/28/2024	07/01/2024	1,000	U.S. Treasury Notes 3.125% due 08/15/2025	(1,021)	1,000	1,000
5.430	06/28/2024	07/01/2024	100	U.S. Treasury Notes 4.750% due 07/31/2025	(103)	100	100
MBC	5.400	06/28/2024	07/01/2024	56,700	U.S. Treasury Notes 0.750% - 1.375% due 04/30/2026 - 11/15/2031	(58,482)	56,700	56,726

Total Repurchase Agreements	$(619,694)	$606,408	$606,582

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	1,424	$290,808	$635	$0	$(33)
U.S. Treasury 5-Year Note September Futures	09/2024	1,918	204,417	1,017	0	(210)
U.S. Treasury 10-Year Note September Futures	09/2024	858	94,367	884	0	(228)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	389	44,164	671	0	(188)

$3,207	$0	$(659)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	737	$(92,378)	$(1,231)	$1,221	$0

Total Futures Contracts	$1,976	$1,221	$(659)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.314%	$3,900	$(147)	$174	$27	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371	900	12	(4)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.399	3,000	45	(10)	35	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.451	900	8	4	12	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	4,450	(15)	87	72	3	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946	3,500	(22)	27	5	0	0

Total Swap Agreements						$(119)	$278	$159	$4	$0

(f)	Securities with an aggregate market value of $11,343 and cash of $16,657 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$471,211	$0	$471,211
Industrials						0	96,838	0	96,838
Utilities						0	112,413	0	112,413
Municipal Bonds & Notes
Alabama						0	1,487	0	1,487
California						0	36,615	0	36,615
Florida						0	6,322	0	6,322
Hawaii						0	10,547	0	10,547
Idaho						0	4,377	0	4,377
Kansas						0	2,303	0	2,303
Michigan						0	2,372	0	2,372
New York						0	21,549	0	21,549
Ohio						0	5,005	0	5,005
South Dakota						0	4,059	0	4,059
Texas						0	8,009	0	8,009
Utah						0	2,122	0	2,122
West Virginia						0	9,792	0	9,792
Wisconsin						0	4,981	0	4,981
U.S. Government Agencies						5,598	1,334,049	0	1,339,647
U.S. Treasury Obligations						0	252,600	0	252,600
Non-Agency Mortgage-Backed Securities						0	245,031	0	245,031
Asset-Backed Securities						0	476,806	0	476,806
Sovereign Issues						0	6,271	0	6,271
Short-Term Instruments
Repurchase Agreements						0	606,408	0	606,408

Total Investments						$5,598	$3,721,167	$0	$3,726,765

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,225	$0	$1,225

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(659)	$0	$(659)

Total Financial Derivative Instruments						$0	$566	$0	$566

Totals						$5,598	$3,721,733	$0	$3,727,331

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 384.9% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$55

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	631	632

Total Corporate Bonds & Notes (Cost $680)		687

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	4,123

Total Municipal Bonds & Notes (Cost $5,769)		4,123

U.S. GOVERNMENT AGENCIES 357.2%
Fannie Mae
0.000% due 06/25/2042 - 10/25/2045 •	1,600	1,018
0.200% due 02/25/2043 •(a)	1,767	12
0.345% due 07/25/2044 ~(a)	574	22
0.350% due 01/25/2045 ~(a)	363	18
0.383% due 03/25/2045 ~(a)	810	40
0.455% due 04/25/2046 ~(a)	380	17
0.500% due 07/25/2044 ~(a)	405	14
0.513% due 10/25/2046 ~(a)	218	9
0.526% due 04/25/2055 ~(a)	658	29
0.550% due 11/25/2049 •(a)	2,105	252
0.602% due 07/25/2052 ~(a)	367	16
0.612% due 08/25/2054 ~(a)	754	34
0.687% due 08/25/2055 ~(a)	389	18
0.700% due 07/25/2042 - 08/25/2042 •(a)	5,820	493
0.711% due 07/25/2045 ~(a)	1,768	77
0.819% due 08/25/2044 ~(a)	329	15
2.349% due 01/25/2031 ~(a)	6,639	473
2.500% due 02/25/2051 (a)	7,855	1,286
3.000% due 11/01/2042 - 05/01/2058	10,265	8,734
3.000% due 11/25/2043 - 12/25/2048 (a)	8,107	1,046
3.380% due 09/26/2033 •	2	2
3.500% due 04/25/2046 (a)	255	19
3.500% due 06/01/2056 - 01/01/2059	23,798	20,918
3.575% due 02/01/2026	9,000	8,751
3.780% due 02/01/2031 •	1	1
3.923% due 01/01/2049 •	1,463	1,475
4.000% due 09/01/2043 - 10/01/2043	186	175
4.000% due 06/25/2044 (a)	57	4
4.374% due 02/01/2028 ~	5,999	5,869
4.395% due 09/01/2030 •	2	2
4.414% due 08/01/2026 - 10/01/2031 •	24	23
4.440% due 06/01/2033	2,000	1,952
4.453% due 08/01/2028 •	12	12
4.476% due 07/01/2027 •	1	0
4.490% due 04/01/2033	2,000	1,961
4.500% due 06/01/2030 - 04/01/2059	16,818	16,218
4.525% due 03/01/2035 •	27	26
4.529% due 02/01/2028 •	7	7
4.550% due 05/01/2028	200	198
4.563% due 05/01/2036 •	1	1
4.569% due 05/01/2036 •	50	49
4.580% due 08/01/2033	1,000	986
4.615% due 11/01/2028 •	8	8
4.630% due 07/01/2033	3,481	3,446
4.645% due 06/01/2029 - 06/01/2030 •	15	15
4.666% due 05/01/2036 •	1	1
4.700% due 04/01/2033	3,682	3,632
4.700% due 05/01/2036 •	1	1
4.796% due 05/01/2030 •	7	7
4.860% due 07/01/2033	2,500	2,512
4.900% due 10/01/2028	709	710

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.990% due 03/01/2031	1,490	1,504
5.000% due 11/25/2028 - 11/01/2039	158	155
5.094% due 01/01/2029 •	3	3
5.127% due 02/01/2031 •	17	16
5.300% due 09/01/2038	1,068	1,102
5.346% due 02/01/2026 •	2	2
5.395% due 04/01/2032 •	1	1
5.498% due 12/25/2036 •	684	667
5.500% due 12/01/2035 - 11/01/2039	1,070	1,054
5.522% due 11/01/2035 •	3	3
5.548% due 02/01/2031 •	12	11
5.566% due 11/01/2048 •	638	655
5.570% due 10/01/2028	869	884
5.580% due 06/25/2032 •	1	1
5.610% due 10/01/2028	883	901
5.675% due 12/01/2048 •	1,166	1,198
5.680% due 07/25/2032 •	43	42
5.709% due 01/01/2035 - 03/01/2035 •	23	22
5.717% due 09/01/2034 •	1	1
5.730% due 10/01/2028	1,122	1,165
5.750% due 12/01/2030 •	14	14
5.798% due 02/25/2033 •	7	7
5.805% due 07/01/2035 •	6	6
5.848% due 04/18/2028 - 12/18/2032 •	12	12
5.850% due 06/25/2029 - 04/25/2032 •	21	21
5.898% due 10/18/2030 •	7	7
5.900% due 06/25/2046 •	760	746
5.915% due 07/01/2034 •	68	68
5.922% due 09/01/2035 •	31	31
5.950% due 06/25/2030 - 11/25/2059 •	10,947	10,758
5.956% due 09/01/2035 •	3	3
5.998% due 02/01/2034 •	16	16
6.000% due 04/25/2031 - 02/01/2037	176	179
6.030% due 11/01/2035 •	4	4
6.042% due 02/01/2030 •	21	21
6.060% due 09/01/2034 •	37	37
6.081% due 05/25/2035 ~	39	39
6.087% due 07/25/2037 •	220	215
6.125% due 08/01/2029 •	4	4
6.133% due 08/01/2035 •	27	28
6.150% due 10/25/2037 •	1,440	1,439
6.152% due 07/01/2032 •	12	12
6.175% due 02/01/2035 •	13	13
6.200% due 11/01/2026 - 02/01/2027 •	20	20
6.248% due 05/01/2035 •	8	8
6.277% due 06/01/2035 •	17	17
6.287% due 02/01/2036 •	13	13
6.300% due 06/25/2031 ~	45	44
6.300% due 10/17/2038	7	6
6.314% due 08/01/2042 - 10/01/2044 •	559	555
6.319% due 12/01/2031 •	2	2
6.350% due 05/01/2026 - 04/25/2032 •	5	5
6.475% due 01/01/2030 •	29	29
6.500% due 06/25/2028 - 10/25/2031	275	279
6.500% due 04/25/2038 (a)	110	30
6.514% due 10/01/2030 - 09/01/2040 •	47	46
6.523% due 09/01/2031 •	4	4
6.628% due 12/01/2027 •	5	5
6.655% due 05/01/2027 •	1	1
6.708% due 07/01/2035 •	24	24
6.764% due 11/01/2035 •	56	56
6.815% due 06/01/2032 •	14	14
6.850% due 12/18/2027	41	41
6.983% due 01/01/2026 •	10	10
7.000% due 11/25/2026 - 09/01/2032	20	20
7.050% due 11/01/2035 •	222	222
7.070% due 09/01/2035 •	42	42
7.135% due 11/01/2025 •	2	2
7.260% due 06/01/2035 •	57	59
7.460% due 05/01/2035 •	23	23
7.500% due 11/20/2026 - 07/25/2041	101	101
7.796% due 05/01/2036 •	14	15
Federal Agricultural Mortgage Corp. 8.850% due 04/25/2030 «~	31	31
Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	10,730	9,366
0.000% due 10/15/2037 ~(a)	55	2
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	37,123	24,310
0.140% due 05/15/2037 ~(a)	316	21
0.199% due 10/15/2037 ~(a)	130	8
0.421% due 03/15/2037 ~(a)	138	7
0.442% due 11/15/2038 ~(a)	389	25
0.473% due 10/15/2041 ~(a)	215	12
0.487% due 08/15/2041 ~(a)	117	8
0.509% due 08/15/2036 ~(a)	146	7
0.556% due 02/15/2038 ~(a)	226	14

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

0.603% due 11/15/2036 ~(a)	364	16
0.614% due 06/15/2038 ~(a)	288	23
0.724% due 12/15/2043 •	1,277	1,128
2.000% due 11/25/2050 (a)	5,987	782
2.500% due 12/15/2027 - 10/15/2052 (a)	48,539	7,371
3.000% due 08/15/2032 - 08/01/2046	5,379	4,901
3.000% due 02/15/2033 - 09/15/2048 (a)	2,878	275
3.500% due 08/15/2026 - 08/15/2045 (a)	11,757	1,771
3.500% due 09/01/2032	1,213	1,160
4.000% due 06/01/2029 - 12/01/2048	7,753	7,273
4.000% due 01/15/2046 (a)	3,410	521
4.069% due 03/01/2029 •	2	2
4.377% due 07/01/2030 •	49	47
4.500% due 03/01/2029 - 06/01/2048	5,019	4,884
4.704% due 08/15/2032 ~	8	8
5.000% due 09/01/2025 - 07/01/2041	4,605	4,554
5.500% due 11/01/2030 - 06/01/2041	10,926	10,981
5.570% due 07/25/2031 •	25	25
5.648% due 03/15/2031 •	2	2
5.698% due 07/15/2034 •	1	1
5.700% due 05/25/2031 •	69	69
5.730% due 09/25/2031 •	34	35
5.748% due 06/15/2048 - 12/15/2048 •	2,917	2,853
5.793% due 10/15/2037 - 10/15/2040 •	5,982	6,017
5.798% due 12/15/2029 •	25	25
5.872% due 12/01/2035 •	201	206
5.875% due 10/01/2035 •	17	17
5.898% due 09/15/2026 - 12/15/2031 •	12	12
5.943% due 12/15/2046 •	421	421
5.948% due 02/15/2028 - 03/15/2032 •	2	2
5.998% due 03/15/2032 - 03/15/2044 •	921	909
6.000% due 09/15/2026 - 05/01/2040	1,641	1,676
6.000% due 01/25/2050 •	1,488	1,476
6.048% due 08/15/2035 •	215	215
6.125% due 08/01/2029 - 03/01/2033 •	16	16
6.236% due 03/01/2033 •	31	31
6.250% due 10/01/2024 •	1	1
6.250% due 12/15/2028	43	43
6.262% due 01/01/2028 •	5	5
6.265% due 05/01/2032 •	5	5
6.306% due 08/01/2035 •	4	4
6.348% due 12/01/2032 •	5	5
6.369% due 09/01/2028 •	1	1
6.385% due 11/01/2029 •	54	54
6.398% due 04/15/2031 •	171	173
6.417% due 07/01/2027 •	2	2
6.439% due 05/01/2032 •	66	66
6.441% due 07/01/2035 •	87	89
6.446% due 05/01/2032 •	52	52
6.448% due 06/15/2031 •	13	13
6.460% due 12/01/2026 •	2	2
6.500% due 06/15/2027 - 10/25/2043	701	714
6.518% due 02/01/2027 •	14	14
6.537% due 08/01/2027 •	1	1
6.546% due 11/01/2034 •	24	24
6.615% due 02/01/2027 •	3	3
6.624% due 03/01/2032 •	3	3
6.648% due 07/15/2027 •	48	48
6.650% due 12/01/2029 •	2	2
6.710% due 10/01/2036 •	26	26
6.731% due 11/01/2027 •	18	18
6.733% due 07/01/2030 •	1	1
6.832% due 07/01/2028 •	43	42
7.000% due 01/01/2026 - 12/01/2032	12	12
7.157% due 06/01/2028 •	1	1
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	24	25
7.645% due 05/01/2025	118	118
8.000% due 06/01/2030 - 09/01/2030	1	0
8.500% due 11/01/2024 - 08/01/2027	2	3
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	138	127
0.000% due 06/20/2042 - 12/20/2045 ~(a)	3,569	117
0.000% due 09/20/2045 •	1,736	1,034
1.089% due 03/16/2051 ~(a)	641	1
2.500% due 03/20/2027 - 09/20/2051	38,424	32,402
3.000% due 12/15/2042 - 11/20/2067	19,672	17,591
3.000% due 06/20/2046 (a)	172	13
3.500% due 11/15/2041 - 02/20/2052	76,159	69,150
3.500% due 08/20/2042 - 09/20/2046 (a)	6,013	630
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	17	15
3.625% due 07/20/2027 - 07/20/2035 •	2,019	1,997
3.750% due 11/20/2028 - 12/20/2032 •	354	347
3.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	43	42
3.875% due 04/20/2027 - 04/20/2033 •	1,081	1,078
4.000% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	6	6

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.000% due 07/20/2027 - 08/20/2030 •	262	258
4.000% due 09/15/2040 - 03/15/2052	21,461	20,495
4.500% (H15T1Y + 1.500%) due 05/20/2025 - 10/20/2025 ~	2	2
4.500% due 07/20/2030 - 09/20/2030 •	24	24
4.500% due 06/15/2035 - 01/20/2049	18,636	17,997
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	23	22
4.625% due 01/20/2027 - 02/20/2032 •	154	152
5.000% due 05/15/2033 - 12/20/2048	10,595	10,568
5.125% due 01/20/2034 •	961	969
5.500% due 09/15/2031 - 07/15/2041	4,558	4,643
5.902% due 01/20/2059 •	32	32
6.000% due 09/15/2036 - 12/15/2040	787	804
6.246% due 10/20/2058 •	26	26
6.487% due 07/20/2070 - 08/20/2070 •	14,708	14,890
6.500% due 01/15/2028 - 07/15/2039	896	917
6.687% due 10/20/2070 •	7,553	7,660
6.833% due 09/20/2071 •	24,193	24,849
7.000% due 09/15/2025 - 09/20/2028	4	3
7.500% due 06/15/2027 - 10/15/2031	17	15
8.000% due 12/15/2028 - 09/15/2031	18	19
8.500% due 06/15/2027 - 01/20/2031	137	137
9.000% due 08/20/2030	2	2
Ginnie Mae, TBA
2.000% due 08/01/2054	99,600	80,711
2.500% due 08/01/2054	94,850	79,815
3.000% due 07/01/2054 - 08/01/2054	254,350	221,761
3.500% due 08/01/2054	17,882	16,067
4.000% due 07/01/2054	37,650	34,795
4.500% due 08/01/2054	42,900	40,813
5.000% due 07/01/2054 - 08/01/2054	54,800	53,369
5.500% due 07/01/2054	4,500	4,465
U.S. Small Business Administration
5.370% due 04/01/2028	390	387
5.490% due 05/01/2028	411	405
5.870% due 05/01/2026 - 07/01/2028	269	265
6.220% due 12/01/2028	61	61
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	298	224
2.000% due 11/01/2026 - 04/01/2036	9,687	8,608
2.500% due 01/01/2032 - 04/01/2052	39,737	33,143
3.000% due 10/01/2026 - 04/01/2052	218,403	188,629
3.500% due 09/01/2025 - 05/01/2050	77,228	70,384
4.000% due 12/01/2025 - 06/01/2049	66,841	63,269
4.500% due 09/01/2024 - 01/01/2049	14,940	14,488
5.000% due 09/01/2025 - 06/01/2053	8,468	8,307
5.500% due 09/01/2024 - 02/01/2042	6,277	6,315
6.000% due 09/01/2028 - 05/01/2041	7,596	7,735
6.500% due 02/01/2026 - 04/01/2043	3,546	3,652
8.000% due 07/01/2030 - 10/01/2030	5	5
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2054	14,400	10,740
2.000% due 07/01/2039 - 07/01/2054	18,600	16,364
2.500% due 07/01/2054 - 08/01/2054	33,430	27,330
3.000% due 07/01/2039 - 08/01/2054	848,380	726,399
3.500% due 07/01/2039 - 08/01/2054	211,600	193,281
4.000% due 07/01/2054 - 08/01/2054	142,040	130,030
4.500% due 07/01/2039 - 08/01/2054	652,218	615,967
5.000% due 07/01/2039 - 09/01/2054	755,104	729,898
5.500% due 07/01/2054 - 08/01/2054	616,100	607,632
6.000% due 08/01/2054	87,600	87,816
7.000% due 08/01/2054	18,400	18,914
Vendee Mortgage Trust
5.902% due 01/15/2030 ~	81	81
6.500% due 03/15/2029	109	106

Total U.S. Government Agencies (Cost $4,650,000)		4,533,715

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust 5.600% due 09/25/2035 ~	151	128
Banc of America Funding Trust
6.033% due 05/20/2035 •	205	177
6.253% due 10/25/2036 þ	404	339
6.337% due 01/25/2037 þ	424	377
Banc of America Mortgage Trust
4.875% due 02/25/2036 ~	78	69
6.650% due 07/25/2034 «~	1	1
6.982% due 06/20/2031 «~	28	27
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
5.036% due 11/25/2030 ~	1	1
6.250% due 01/25/2034 «~	1	1
6.333% due 08/25/2033 ~	59	57
7.375% due 08/25/2033 «~	59	55
Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~	159	72

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.386% due 11/25/2036 ~	294	159
4.652% due 11/25/2036 ~	416	213
5.310% due 05/25/2035 ~	112	104
Bear Stearns Structured Products, Inc. Trust 4.200% due 12/26/2046 ~	534	406
BellaVista Mortgage Trust 5.953% due 05/20/2045 •	108	70
Chase Mortgage Finance Trust
4.333% due 09/25/2036 «~	16	13
6.000% due 07/25/2037	1,504	660
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.306% due 01/25/2035 «~	137	119
5.640% due 05/25/2036 •	57	51
5.710% due 08/25/2035 •	71	66
Citigroup Mortgage Loan Trust
5.731% due 08/25/2035 ~	62	55
6.500% due 06/25/2054 ~	2,150	2,168
7.410% due 05/25/2035 «•	1	1
7.560% due 09/25/2035 •	67	66
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	357	295
Countrywide Alternative Loan Resecuritization Trust 5.010% due 08/25/2037 ~	81	37
Countrywide Alternative Loan Trust
5.653% due 07/20/2046 •	243	195
5.733% due 09/20/2046 •	5,442	4,056
5.840% due 09/25/2046 •	2,107	1,768
5.860% due 05/25/2036 •	28	24
5.878% due 05/25/2035 •	401	357
5.898% due 05/25/2035 •	44	40
5.958% due 05/25/2035 «•	108	84
5.960% due 09/25/2046 •	3,686	2,734
5.960% due 10/25/2046 «•	308	217
5.980% due 07/25/2046 •	1,567	1,026
6.020% due 12/25/2035 •	144	125
6.093% due 12/20/2035 •	411	367
6.140% due 10/25/2046 •	1,375	995
6.250% due 11/25/2036	566	417
Countrywide Home Loan Mortgage Pass-Through Trust
4.425% due 09/25/2047 ~	232	200
4.530% due 11/25/2037 ~	301	272
5.345% due 09/25/2034 «~	116	99
5.920% due 05/25/2035 •	402	331
6.000% due 02/25/2035 «•	35	31
6.009% due 06/19/2031 «~	3	2
6.040% due 04/25/2035 •	217	197
6.040% due 04/25/2035 «•	13	11
6.100% due 03/25/2035 •	30	26
6.120% due 02/25/2035 •	247	225
6.125% due 07/19/2031 «~	3	3
6.140% due 02/25/2035 •	6	5
6.140% due 03/25/2036 «•	10	3
6.160% due 02/25/2036 «•	9	3
Credit Suisse First Boston Mortgage Securities Corp. 5.729% due 06/25/2033 «~	4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,072	854
4.080% due 03/25/2060 ~	3,526	3,514
4.699% due 05/27/2053 ~	4,404	3,455
6.079% due 04/25/2037 þ	1,758	473
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.560% due 10/25/2036 «•	6	5
Fannie Mae 1.500% due 02/25/2036 (a)	41,039	2,255
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «	4	4
Freddie Mac Multifamily Structured Pass Through Certificates 4.660% due 01/25/2031	6,100	6,023
GreenPoint Mortgage Funding Trust
5.860% due 12/25/2046 •	1,216	1,134
6.000% due 04/25/2036 •	395	378
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.724% due 10/25/2033 «~	7	6
GS Mortgage Securities Corp. Trust 6.526% due 07/15/2031 •	2,000	1,658
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	15,414	12,772
GSR Mortgage Loan Trust
4.373% due 04/25/2036 ~	120	78
5.110% due 06/25/2034 «~	7	7
5.980% due 08/25/2046 •	2,056	487
HarborView Mortgage Loan Trust
3.319% due 11/19/2034 «~	20	14
5.537% due 08/19/2034 ~	523	479
5.713% due 03/19/2037 •	198	175
5.893% due 05/19/2046 •	510	155

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.035% due 08/19/2036 «~	20	19
HomeBanc Mortgage Trust 6.320% due 08/25/2029 •	67	64
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	1	1
IndyMac INDA Mortgage Loan Trust 6.060% due 11/25/2035 •	84	48
IndyMac INDX Mortgage Loan Trust
3.247% due 01/25/2036 «~	168	141
3.678% due 01/25/2036 ~	1	0
3.804% due 08/25/2035 ~	408	290
3.949% due 08/25/2036 ~	6,758	5,553
4.767% due 12/25/2034 ~	3	2
5.760% due 06/25/2037 •	290	101
5.880% due 05/25/2046 •	484	417
5.940% due 04/25/2035 •	41	32
5.940% due 07/25/2035 •	335	301
6.100% due 02/25/2035 •	71	63
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,151	3,445
3.000% due 04/25/2052 ~	5,806	4,842
3.000% due 05/25/2052 ~	6,706	5,569
5.184% due 10/25/2035 ~	461	417
6.360% due 12/25/2049 •	1,592	1,531
6.410% due 08/25/2049 •	756	746
Lehman XS Trust 6.100% due 11/25/2046 •	1,568	1,183
Luminent Mortgage Trust 5.820% due 12/25/2036 •	291	263
MASTR Adjustable Rate Mortgages Trust
5.940% due 05/25/2037 •	341	138
6.060% due 05/25/2047 «•	11	10
6.140% due 05/25/2047 •	3,350	2,432
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	67	46
MASTR Seasoned Securitization Trust 5.267% due 10/25/2032 «~	46	40
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •	62	58
6.323% due 11/15/2031 «•	8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •	74	71
5.923% due 06/15/2030 •	58	55
Merrill Lynch Alternative Note Asset Trust 6.060% due 03/25/2037 •	866	209
Merrill Lynch Mortgage Investors Trust
4.985% due 04/25/2035 «~	3	3
6.304% due 01/25/2029 ~	558	482
6.354% due 10/25/2028 «•	5	5
Morgan Stanley Capital Trust 6.528% due 07/15/2035 •	2,500	2,498
Morgan Stanley Mortgage Loan Trust
5.500% due 07/25/2035 ~	306	248
5.970% due 02/25/2047 •	781	309
Mortgage Equity Conversion Asset Trust
5.570% due 02/25/2042 •	706	699
5.590% due 01/25/2042 •	5,499	5,450
5.600% due 05/25/2042 •	3,151	3,087
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,344	5,025
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	98	94
OBX Trust 3.000% due 01/25/2052 ~	2,730	2,266
Prime Mortgage Trust 5.860% due 02/25/2034 •	7	7
Residential Accredit Loans, Inc. Trust
4.233% due 08/25/2035 ~	424	161
6.000% due 05/25/2046 •	347	264
Residential Funding Mortgage Securities, Inc. Trust 5.322% due 09/25/2035 ~	612	392
Sequoia Mortgage Trust
4.898% due 01/20/2047 ~	258	178
6.093% due 04/19/2027 «•	5	5
6.153% due 10/19/2026 «•	4	4
6.213% due 10/20/2027 «•	60	56
Structured Adjustable Rate Mortgage Loan Trust
4.172% due 11/25/2035 «~	161	138
4.271% due 01/25/2035 ~	91	88
4.816% due 07/25/2035 ~	17	14
4.825% due 08/25/2035 ~	5	4
6.195% due 06/25/2034 •	174	164
6.575% due 07/25/2034 ~	11	10
7.254% due 10/25/2037 •	736	651
Structured Asset Mortgage Investments Trust
5.720% due 03/25/2037 •	64	24

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.840% due 06/25/2036 •	52	50
5.880% due 05/25/2036 •	360	235
5.920% due 05/25/2045 •	420	364
5.953% due 07/19/2035 •	536	504
6.060% due 08/25/2036 •	2,032	1,424
6.113% due 09/19/2032 •	152	145
6.113% due 10/19/2034 •	34	32
6.153% due 03/19/2034 «•	167	150
6.750% due 05/02/2030 «~	49	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.351% due 06/25/2033 «~	1	1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	875	213
6.470% due 09/25/2036 þ	9,085	247
6.515% due 07/25/2037 þ	1,400	519
Thornburg Mortgage Securities Trust 6.762% due 06/25/2043 «~	70	64
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	6,243	5,843
WaMu Mortgage Pass-Through Certificates Trust
3.847% due 04/25/2037 ~	468	398
4.256% due 12/25/2036 ~	441	384
4.846% due 12/25/2035 ~	87	78
5.594% due 08/25/2033 «~	99	90
5.679% due 09/25/2033 ~	45	42
5.980% due 11/25/2045 •	392	357
5.993% due 11/25/2046 •	116	94
6.031% due 03/25/2034 ~	2	2
6.040% due 10/25/2045 •	26	25
6.100% due 01/25/2045 •	86	81
6.100% due 07/25/2045 •	15	14
6.120% due 01/25/2045 •	257	250
6.153% due 02/25/2046 •	436	378
6.353% due 11/25/2042 •	13	12
6.403% due 01/25/2047 •	511	446
6.460% due 07/25/2044 «•	44	40
6.510% due 12/25/2045 •	714	590
6.553% due 06/25/2042 •	70	63
6.553% due 08/25/2042 •	163	153
Washington Mutual Mortgage Pass-Through Certificates Trust
6.578% due 11/25/2030 «~	22	22
6.768% due 07/25/2036 þ	2,164	495
Wells Fargo Mortgage-Backed Securities Trust 7.153% due 07/25/2034 «~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $137,239)		117,763

ASSET-BACKED SECURITIES 17.4%
ABFC Trust
6.160% due 06/25/2034 •	104	101
6.480% due 03/25/2032 «•	132	126
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	519	380
ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •	125	47
6.120% due 11/25/2035 •	186	192
6.510% due 07/25/2034 «•	116	109
AFC Home Equity Loan Trust 6.270% due 06/25/2029 •	124	98
AGL CLO Ltd. 6.786% due 07/20/2034 •	3,900	3,910
Amortizing Residential Collateral Trust 6.160% due 10/25/2031 •	69	67
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.400% due 06/25/2029 •	150	147
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •	3,200	3,205
Apidos CLO
6.509% due 07/17/2030 •	4,918	4,924
6.689% due 07/16/2031 •	3,727	3,729
Ares CLO Ltd.
6.636% due 04/22/2031 •	3,800	3,803
6.637% due 04/17/2033 •	3,400	3,409
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.195% due 10/25/2035 •	1,756	1,714
Asset-Backed Securities Corp. Home Equity Loan Trust
5.540% due 05/25/2037 •	1	1
5.963% due 06/15/2031 •	183	175
Atlas Senior Loan Fund Ltd. 6.765% due 10/24/2031 •	3,319	3,323
Bain Capital Credit CLO Ltd. 6.718% due 04/19/2034 •	2,170	2,172
Bayview Financial Acquisition Trust 5.983% due 05/28/2037 •	631	582
Bear Stearns Asset-Backed Securities Trust
6.229% due 06/25/2043 «~	7	7

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.260% due 09/25/2046 •	440	409
6.366% due 02/25/2034 •	328	322
6.960% due 11/25/2042 «•	120	116
Betony CLO Ltd. 6.671% due 04/30/2031 •	1,538	1,540
BlueMountain CLO Ltd. 6.766% due 10/22/2030 •	1,795	1,797
Carlyle Global Market Strategies CLO Ltd.
6.549% due 04/17/2031 •	562	563
6.730% due 07/15/2031 •	2,040	2,042
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •	2,599	2,601
CBAM Ltd. 6.836% due 07/20/2030 •	1,977	1,977
Cedar Funding CLO Ltd. 6.586% due 01/20/2031 •	1,612	1,614
Centex Home Equity Loan Trust
5.760% due 01/25/2032 «•	46	44
6.310% due 01/25/2032 «•	160	159
Chase Funding Trust
6.060% due 07/25/2033 «•	21	20
6.100% due 08/25/2032 •	357	346
6.120% due 11/25/2032 «•	52	50
CIFC Funding Ltd.
6.535% due 10/24/2030 •	4,373	4,379
6.536% due 04/20/2030 •	727	728
6.626% due 04/20/2031 •	872	873
6.635% due 04/24/2030 •	1,122	1,124
6.786% due 10/22/2031 •	3,412	3,415
CIT Group Home Equity Loan Trust 6.435% due 12/25/2031 «•	5	4
Citigroup Global Markets Mortgage Securities 6.810% due 01/25/2032 «•	106	102
Citigroup Mortgage Loan Trust 5.520% due 07/25/2045 •	131	90
Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •	779	705
5.660% due 09/25/2037 •	422	370
6.360% due 10/25/2047 •	739	677
6.460% due 09/25/2032 •	843	838
Credit Suisse First Boston Mortgage Securities Corp. 4.413% due 08/25/2032 •	97	91
Credit-Based Asset Servicing & Securitization Trust 3.408% due 01/25/2037 •	249	73
Delta Funding Home Equity Loan Trust 6.263% due 09/15/2029 «•	7	7
Dryden CLO Ltd. 6.559% due 04/18/2031 •	3,431	3,432
Dryden Senior Loan Fund 6.560% due 04/15/2031 •	4,360	4,364
Eaton Vance CLO Ltd. 6.760% due 10/15/2034 •	3,200	3,201
Ellington Loan Acquisition Trust
6.510% due 05/25/2037 •	825	802
6.560% due 05/25/2037 •	364	350
Elmwood CLO Ltd.
6.947% due 01/17/2034 •	2,100	2,105
7.033% due 12/11/2033 •	4,100	4,114
EMC Mortgage Loan Trust 6.200% due 05/25/2040 •	108	107
Encore Credit Receivables Trust 6.150% due 07/25/2035 •	2,211	2,129
EquiFirst Mortgage Loan Trust 5.940% due 01/25/2034 «•	61	57
FIRSTPLUS Home Loan Owner Trust 7.170% due 05/10/2049 «	328	0
Fremont Home Loan Trust 5.940% due 08/25/2036 •	5,897	1,839
Galaxy CLO Ltd. 6.560% due 10/15/2030 •	4,663	4,666
Gallatin CLO Ltd. 6.680% due 07/15/2031 •	3,881	3,883
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•	34	14
GMAC Mortgage Corp. Loan Trust 5.940% due 01/25/2029 «•	14	12
GoldenTree Loan Management U.S. CLO Ltd. 6.995% due 01/20/2034 •	2,000	2,014
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •	675	676
GSAMP Trust
2.609% due 10/25/2036 •	7,478	25
5.600% due 12/25/2036 •	904	460
6.260% due 02/25/2033 «•	47	45
Halseypoint CLO Ltd.
6.936% due 01/20/2033 •	1,300	1,303

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

7.041% due 11/30/2032 •	4,450	4,454
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •	586	435
ICG U.S. CLO Ltd. 6.725% due 01/24/2032 •	907	907
IMC Home Equity Loan Trust 7.520% due 08/20/2028 «	1	1
JP Morgan Mortgage Acquisition Trust
5.620% due 08/25/2036 «•	34	14
5.720% due 03/25/2037 •	90	88
KKR CLO Ltd.
6.529% due 07/18/2030 •	1,703	1,705
6.590% due 04/15/2031 •	839	840
LCM Ltd. 6.666% due 04/20/2031 •	5,800	5,803
Lockwood Grove CLO Ltd. 6.755% due 01/25/2030 •	1,366	1,367
Long Beach Mortgage Loan Trust
6.020% due 10/25/2034 •	61	58
6.510% due 10/25/2034 «•	33	28
6.885% due 03/25/2032 «•	158	158
Madison Park Funding Ltd. 6.556% due 07/27/2031 •	1,437	1,438
Magnetite Ltd.
6.785% due 01/25/2032 •	978	979
6.874% due 10/25/2033 •	4,000	4,008
Marathon CLO Ltd. 6.534% due 04/15/2032 •	2,100	2,102
MASTR Asset-Backed Securities Trust 6.210% due 12/25/2034 •	402	393
Merrill Lynch Mortgage Investors Trust
5.580% due 10/25/2037 •	966	151
5.620% due 09/25/2037 •	124	25
6.180% due 06/25/2035 «•	51	54
MF1 LLC 7.489% due 06/19/2037 •	3,000	3,005
MF1 Ltd. 6.526% due 10/16/2036 •	4,374	4,355
MidOcean Credit CLO
6.616% due 01/29/2030 •	44	44
6.637% due 02/20/2031 •	3,680	3,689
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	474	225
6.000% due 02/25/2037 ~	663	362
6.180% due 04/25/2037 •	203	54
Mountain View CLO LLC
6.629% due 01/16/2031 •	345	345
6.679% due 10/16/2029 •	1,376	1,377
Mountain View CLO Ltd. 6.710% due 07/15/2031 •	3,063	3,066
Nassau Ltd. 6.840% due 01/15/2030 •	778	778
Neuberger Berman Loan Advisers CLO Ltd.
6.626% due 04/20/2031 •	4,100	4,105
6.913% due 10/24/2032 •	2,700	2,692
Newark BSL CLO Ltd.
6.555% due 07/25/2030 •	5,441	5,445
6.686% due 12/21/2029 •	1,078	1,080
NovaStar Mortgage Funding Trust 5.720% due 03/25/2037 •	1,447	904
OCP CLO Ltd. 6.550% due 07/15/2030 •	2,643	2,646
Option One Mortgage Loan Trust
5.600% due 01/25/2037 •	475	274
6.240% due 02/25/2035 •	1,384	1,293
Option One Mortgage Loan Trust Asset-Backed Certificates 6.150% due 11/25/2035 •	204	192
OZLM Ltd. 6.475% due 07/20/2030 •	1,970	1,971
Palmer Square CLO Ltd. 6.875% due 10/20/2033 •	4,600	4,611
Palmer Square Loan Funding Ltd. 6.386% due 07/20/2029 •	1,185	1,186
PRET LLC 3.721% due 07/25/2051 þ	6,138	6,037
Rad CLO Ltd. 6.914% due 01/25/2033 •	2,500	2,514
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	660	661
Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •	164	148
6.180% due 11/25/2034 •	120	107
6.220% due 12/25/2032 «•	15	14
6.660% due 08/25/2032 •	242	230
Residential Asset Mortgage Products Trust
6.060% due 03/25/2036 •	44	43

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.405% due 09/25/2035 •	1,793	1,729
Residential Asset Securities Corp. Trust 6.040% due 06/25/2033 •	39	35
Romark CLO Ltd. 6.618% due 10/23/2030 •	21,390	21,420
SACO Trust 5.980% due 06/25/2036 •	21	21
Securitized Asset-Backed Receivables LLC Trust 5.580% due 12/25/2036 •	2,072	461
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •	1,820	1,824
SLM Student Loan Trust 6.814% due 12/15/2033 •	1,242	1,243
Soundview Home Loan Trust 5.580% due 11/25/2036 •	59	16
Structured Asset Investment Loan Trust
6.390% due 06/25/2035 •	8,971	8,508
6.735% due 12/25/2034 •	976	944
Structured Asset Securities Corp. Trust 6.150% due 09/25/2035 •	416	390
Symphony CLO Ltd.
6.526% due 01/23/2032 •	949	952
6.914% due 04/25/2034 •	4,200	4,220
TIAA CLO Ltd. 6.739% due 01/16/2031 •	314	314
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	91	88
Venture CLO Ltd.
6.470% due 04/15/2027 •	30	30
6.716% due 04/20/2032 •	4,900	4,903
Wellfleet CLO Ltd. 6.476% due 07/20/2029 •	23	23

Total Asset-Backed Securities (Cost $233,035)		220,477

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (f) 0.0%		516

U.S. TREASURY BILLS 0.6%
5.382% due 07/11/2024 - 09/19/2024 (c)(d)(h)(j)	8,300	8,262

Total Short-Term Instruments (Cost $8,778)		8,778

Total Investments in Securities (Cost $5,035,501)		4,885,543

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	4,035,990	39,266

Total Short-Term Instruments (Cost $39,265)		39,266

Total Investments in Affiliates (Cost $39,265)		39,266

Total Investments 388.0% (Cost $5,074,766)		$4,924,809
Financial Derivative Instruments (g)(i) 0.7%(Cost or Premiums, net $6,488)		8,299
Other Assets and Liabilities, net (288.7)%		(3,663,950)

Net Assets 100.0%		$1,269,158

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$516		U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		$(526)	$516	$516

Total Repurchase Agreements								$(526)	$516	$516

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (63.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2054	$246,300	$(194,322)	$(192,855)
Uniform Mortgage-Backed Security, TBA						3.500	07/15/2054	412,000	(362,616)	(364,684)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2054	9,700	(8,632)	(8,588)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2039	22,900	(21,948)	(22,020)
Uniform Mortgage-Backed Security, TBA						4.500	07/15/2054	99,000	(93,748)	(93,342)
Uniform Mortgage-Backed Security, TBA						6.500	07/01/2054	118,200	(120,198)	(120,315)

Total Short Sales (63.2)%									$(801,464)	$(801,804)

(1)									Includes accrued interest.
(g)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2024	3,577	$381,230		$1,770	$0	$(601)
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2024	4,153	$(456,765)		$(3,538)	$1,655	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2024	7,913	(898,373)		(5,379)	5,749	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	51	(6,393)		(31)	125	0

								$(8,948)	$7,529	$0

Total Futures Contracts								$(7,178)	$7,529	$(601)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$157,000	$210	$969	$1,179	$14	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	288,000	608	2,968	3,576	37	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	288,000	(294)	(1,852)	(2,146)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	272,000	216	1,806	2,022	23	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	64,300	77	1	78	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	24,200	44	267	311	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	515	494	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(1,027)	(873)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(792)	(617)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	1,586	2,133	109	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	56	(137)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	39	(95)	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	23	(31)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	138	(70)	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(334)	(11)	205	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	(84)	(350)	0	(120)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	337	49	0	(136)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	107	24	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(95)	734	68	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	(1,408)	(1,198)	0	(158)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	8	153	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	587	888	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	450	739	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	284	516	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	1,364	905	216	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	4,816	4,816	120	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	858	957	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	1,060	1,060	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	251	291	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	582	636	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	377	471	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(124)	705	581	205	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	1,964	5,237	893	0

Total Swap Agreements						$5,796	$16,526	$22,322	$2,332	$(997)

(h)	Securities with an aggregate market value of $746 and cash of $45,456 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250%	11/29/2024	23,500	$561	$248
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	66,600	386	98
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	68,400	138	8
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	34,500	62	20
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	10/24/2024	81,800	68	24
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	107,000	118	27

Total Purchased Options	$1,333	$425

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	40,500	$(82)	$(52)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	29,000	(54)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	31,500	(98)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	52,000	(118)	(181)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	52,000	(98)	(67)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	43,000	(81)	(57)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	32,500	(107)	(9)

Total Written Options	$(638)	$(389)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(j)

Securities with an aggregate market value of $783 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55	$0	$55
Industrials	0	632	0	632
Municipal Bonds & Notes
Texas	0	4,123	0	4,123
U.S. Government Agencies	0	4,533,684	31	4,533,715
Non-Agency Mortgage-Backed Securities	0	116,249	1,514	117,763
Asset-Backed Securities	0	219,336	1,141	220,477
Short-Term Instruments
Repurchase Agreements	0	516	0	516
U.S. Treasury Bills	0	8,262	0	8,262

	$0	$4,882,857	$2,686	$4,885,543
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,266	$0	$0	$39,266

Total Investments	$39,266	$4,882,857	$2,686	$4,924,809

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(801,804)	$0	$(801,804)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9,861	0	9,861
Over the counter	0	425	0	425

	$0	$10,286	$0	$10,286
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,598)	0	(1,598)
Over the counter	0	(389)	0	(389)

	$0	$(1,987)	$0	$(1,987)

Total Financial Derivative Instruments	$0	$8,299	$0	$8,299

Totals	$39,266	$4,089,352	$2,686	$4,131,304

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.8% ¤
MUNICIPAL BONDS & NOTES 93.4%
ARIZONA 3.0%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	$1,250	$1,314
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,163

		3,477

ARKANSAS 1.3%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,460

CALIFORNIA 8.1%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	500	530
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 12/01/2053	445	457
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	810	763
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,250	1,235
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,042
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,865
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	2,300	2,444
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	995

		9,331

COLORADO 0.9%
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	1,000	1,070

CONNECTICUT 2.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,890

DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	1,000	1,065

FLORIDA 4.0%
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	1,000	1,113
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,488
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	914
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,025

		4,540

GEORGIA 1.4%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	600	636
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	1,019

		1,655

HAWAII 1.3%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,527

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2024 (Unaudited)

ILLINOIS 3.6%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	1,031
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2037	1,000	1,112
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,064
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,000	926

		4,133

INDIANA 0.8%
Indiana Finance Authority Health System Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	966

LOUISIANA 0.7%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	685	752

MARYLAND 1.5%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,725

MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,020

MICHIGAN 4.8%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	1,250	1,376
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	1,500	1,579
5.000% due 12/01/2031	2,385	2,579

		5,534

MINNESOTA 2.2%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,582

NEVADA 3.9%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,000
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,000	1,069
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (b)	980	595
0.000% due 06/01/2036 (b)	1,520	826

		4,490

NEW JERSEY 4.6%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	1,000	1,079
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,054
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	1,002
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,001
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,103

		5,239

NEW YORK 10.2%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,246
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	334
5.250% due 06/15/2053	400	442
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	589
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	2,000	2,227
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,000	1,100
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	695	653

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2024 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	1,000	1,073
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/30/2049	1,000	1,037
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	1,000	996

		11,697

OKLAHOMA 1.0%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2040 (a)	1,000	1,126

OREGON 0.9%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	1,000	1,074

PENNSYLVANIA 12.9%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,468
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	1,016
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	934
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	1,875	1,939
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,039
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,003
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,033
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,403

		14,835

RHODE ISLAND 0.9%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2043	1,000	1,065

TENNESSEE 1.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,090

TEXAS 11.9%
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	150	162
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,137
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,029
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,513
Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	1,115	1,200
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,058
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,118
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	900	1,002
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,018
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	846
5.000% due 10/15/2058	500	537

		13,620

UTAH 1.2%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2037	1,200	1,351

VIRGINIA 2.1%
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	2,500	2,408

WASHINGTON 3.6%
Port of Seattle, Washington Revenue Bonds, Series 2021 4.000% due 08/01/2041	1,000	960

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2024 (Unaudited)

Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,134

		4,094

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,448

Total Municipal Bonds & Notes (Cost $108,019)		107,264

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.4%		513

Total Short-Term Instruments (Cost $513)		513

Total Investments in Securities (Cost $108,532)		107,777

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	683,960	6,654

Total Short-Term Instruments (Cost $6,654)		6,654

Total Investments in Affiliates (Cost $6,654)		6,654

Total Investments 99.6% (Cost $115,186)		$114,431
Other Assets and Liabilities, net 0.4%		422

Net Assets 100.0%		$114,853

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$771	$653	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$513	U.S. Treasury Notes 3.875% due 01/15/2026	$(523)	$513	$513

Total Repurchase Agreements						$(523)	$513	$513

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$3,477	$0	$3,477
	Arkansas			0	1,460	0	1,460
	California			0	9,331	0	9,331
	Colorado			0	1,070	0	1,070
	Connecticut			0	2,890	0	2,890
	District of Columbia			0	1,065	0	1,065
	Florida			0	4,540	0	4,540
	Georgia			0	1,655	0	1,655
	Hawaii			0	1,527	0	1,527
	Illinois			0	4,133	0	4,133
	Indiana			0	966	0	966
	Louisiana			0	752	0	752
	Maryland			0	1,725	0	1,725
	Massachusetts			0	1,020	0	1,020
	Michigan			0	5,534	0	5,534
	Minnesota			0	2,582	0	2,582
	Nevada			0	4,490	0	4,490
	New Jersey			0	5,239	0	5,239
	New York			0	11,697	0	11,697
	Oklahoma			0	1,126	0	1,126
	Oregon			0	1,074	0	1,074
	Pennsylvania			0	14,835	0	14,835
	Rhode Island			0	1,065	0	1,065
	Tennessee			0	1,090	0	1,090
	Texas			0	13,620	0	13,620
	Utah			0	1,351	0	1,351
	Virginia			0	2,408	0	2,408
	Washington			0	4,094	0	4,094
	Wisconsin			0	1,448	0	1,448
Short-Term Instruments
	Repurchase Agreements			0	513	0	513

				$0	$107,777	$0	$107,777
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$6,654	$0	$0	$6,654

Total Investments				$6,654	$107,777	$0	$114,431

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.7% ¤
U.S. TREASURY OBLIGATIONS 174.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2024	$4,032	$3,992
0.125% due 04/15/2025	11,409	11,099
0.125% due 10/15/2025	27,186	26,295
0.125% due 04/15/2026 (c)	36,939	35,293
0.125% due 07/15/2026 (c)	42,638	40,766
0.125% due 10/15/2026	17,875	17,017
0.125% due 04/15/2027	17,211	16,197
0.125% due 01/15/2030	26,698	24,037
0.125% due 07/15/2030 (c)	20,420	18,279
0.125% due 01/15/2031 (c)	37,985	33,542
0.125% due 07/15/2031 (c)	36,565	32,122
0.125% due 01/15/2032 (c)	34,314	29,721
0.125% due 02/15/2051	12,800	7,412
0.125% due 02/15/2052	7,546	4,291
0.250% due 01/15/2025	19,629	19,224
0.250% due 07/15/2029	11,643	10,695
0.250% due 02/15/2050	7,048	4,309
0.375% due 07/15/2025	17,046	16,620
0.375% due 01/15/2027 (c)	23,621	22,457
0.375% due 07/15/2027 (c)	34,604	32,845
0.500% due 01/15/2028 (c)	26,436	24,917
0.625% due 01/15/2026	20,583	19,916
0.625% due 07/15/2032 (c)	32,263	28,943
0.625% due 02/15/2043	11,318	8,508
0.750% due 07/15/2028	14,613	13,890
0.750% due 02/15/2042	10,850	8,485
0.750% due 02/15/2045	14,565	10,922
0.875% due 01/15/2029 (c)	34,020	32,238
0.875% due 02/15/2047	12,507	9,402
1.000% due 02/15/2046	10,281	8,031
1.000% due 02/15/2048	8,849	6,782
1.000% due 02/15/2049	9,593	7,295
1.125% due 01/15/2033	25,786	23,868
1.250% due 04/15/2028	8,989	8,684
1.375% due 07/15/2033 (c)	31,691	29,939
1.375% due 02/15/2044	14,044	12,048
1.500% due 02/15/2053	8,332	7,007
1.625% due 10/15/2027 (c)	25,506	25,095
1.750% due 01/15/2028	3,066	3,018
1.750% due 01/15/2034 (c)	4,692	4,555
2.125% due 04/15/2029 (c)	5,777	5,786
2.125% due 02/15/2040	1,450	1,437
2.125% due 02/15/2041	12,927	12,829
2.125% due 02/15/2054	2,452	2,386
2.375% due 10/15/2028 (c)	22,006	22,300
3.625% due 04/15/2028	5,350	5,624
3.875% due 04/15/2029	3,446	3,723

Total U.S. Treasury Obligations (Cost $780,558)		753,841

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.740% due 01/25/2035 •	36	34

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2024 (Unaudited)

Merrill Lynch Mortgage Investors Trust 5.880% due 07/25/2030 «•	204	183

Total Non-Agency Mortgage-Backed Securities (Cost $231)		217

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		584

Total Short-Term Instruments (Cost $584)		584

Total Investments in Securities (Cost $781,373)		754,642

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	216,619	2,107

Total Short-Term Instruments (Cost $2,107)		2,107

Total Investments in Affiliates (Cost $2,107)		2,107

Total Investments 175.2% (Cost $783,480)		$756,749
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $(25))		26
Other Assets and Liabilities, net (75.2)%		(324,928)

Net Assets 100.0%		$431,847

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$584	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(596)	$584	$584

Total Repurchase Agreements	$(596)	$584	$584

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.490%	06/25/2024	07/08/2024	$(121)	$(122)
5.490	06/28/2024	07/01/2024	(89,076)	(89,116)
BSN	5.420	05/09/2024	07/10/2024	(43,947)	(44,297)
5.420	05/31/2024	07/10/2024	(51,093)	(51,331)
DEU	5.340	06/27/2024	07/05/2024	(5,792)	(5,796)
5.430	06/13/2024	07/11/2024	(13,208)	(13,244)
5.460	06/18/2024	07/02/2024	(113,698)	(113,922)
5.480	06/20/2024	07/02/2024	(9,739)	(9,755)
5.530	06/26/2024	07/08/2024	(121)	(122)

Total Reverse Repurchase Agreements	$(327,705)

(c)	Securities with an aggregate market value of $327,673 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(69,407) at a weighted average interest rate of 5.415%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	136	$136	(23)	(9)

Total Written Options	$(23)	$(9)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	160	$17,053	$(69)	$0	$(18)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	83	9,423	(94)	0	(40)

$(163)	$0	$(58)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	57		$(7,145)		$176	$94	$0

Total Futures Contracts								$13		$94	$(58)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	CPTFEMU	4.470%	Maturity	09/15/2024	EUR	1,000	$(6)	$(7)	$(13)	$0	$(2)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		900	4	(6)	(2)	1	0

Total Swap Agreements							$(2)	$(13)	$(15)	$1	$(2)

(1)	Future styled option variation margin asset of $2 and liability of $(1) is outstanding at period end.
Cash of $720 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory						Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
U.S. Treasury Obligations							$0	$753,841	$0	$753,841
Non-Agency Mortgage-Backed Securities							0	34	183	217
Short-Term Instruments
Repurchase Agreements							0	584	0	584

							$0	$754,459	$183	$754,642
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes							$2,107	$0	$0	$2,107

Total Investments							$2,107	$754,459	$183	$756,749

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared							$0	$95	$0	$95

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared							$(9)	$(60)	$0	$(69)

Total Financial Derivative Instruments							$(9)	$35	$0	$26

Totals							$2,098	$754,494	$183	$756,775

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Sector Fund Series – I	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Broadcom Inc.
TBD% due 08/15/2025	$1,017	$1,012
TBD% due 08/14/2026	1,800	1,791

Total Loan Participations and Assignments (Cost $2,813)		2,803

CORPORATE BONDS & NOTES 82.0%
BANKING & FINANCE 39.6%
ABN AMRO Bank NV
6.339% due 09/18/2027 •	2,100	2,129
6.575% due 10/13/2026 •	2,000	2,021
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034	500	514
AerCap Ireland Capital DAC
1.650% due 10/29/2024	500	493
2.450% due 10/29/2026	600	560
3.000% due 10/29/2028	600	545
3.650% due 07/21/2027	150	142
5.100% due 01/19/2029	700	693
5.750% due 06/06/2028	450	455
6.100% due 01/15/2027	1,500	1,523
Agree LP 5.625% due 06/15/2034	1,000	990
AIA Group Ltd. 5.625% due 10/25/2027	200	203
AIB Group PLC 6.608% due 09/13/2029 •	1,500	1,549
Air Lease Corp. 5.200% due 07/15/2031	1,000	978
Aircastle Ltd.
5.950% due 02/15/2029	3,300	3,301
6.500% due 07/18/2028	800	815
Ally Financial, Inc.
5.800% due 05/01/2025	2,000	1,999
6.700% due 02/14/2033	200	199
6.848% due 01/03/2030 •	900	925
6.992% due 06/13/2029 •	200	208
8.000% due 11/01/2031	300	331
American Express Co.
5.645% due 04/23/2027 •	600	603
6.367% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,914
6.489% due 10/30/2031 •	1,000	1,066
American Homes 4 Rent LP
4.250% due 02/15/2028	300	288
5.500% due 02/01/2034	1,900	1,869
American Tower Corp.
1.300% due 09/15/2025	200	190
1.500% due 01/31/2028	1,700	1,491
2.100% due 06/15/2030	900	754
2.400% due 03/15/2025	300	293
3.100% due 06/15/2050	1,900	1,228
3.550% due 07/15/2027	500	475
5.650% due 03/15/2033	500	503
5.800% due 11/15/2028	1,000	1,020
Antares Holdings LP
6.500% due 02/08/2029	2,400	2,365
7.950% due 08/11/2028	1,500	1,555
Aon North America, Inc.
5.150% due 03/01/2029	700	698
5.300% due 03/01/2031	1,000	998
Ares Capital Corp.
3.250% due 07/15/2025	500	486
5.875% due 03/01/2029	2,000	1,972
7.000% due 01/15/2027	1,100	1,119
Ares Management Corp. 6.375% due 11/10/2028	1,500	1,564
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	900	781
Athene Global Funding
5.339% due 01/15/2027	700	700
5.516% due 03/25/2027	100	100
5.583% due 01/09/2029	800	804

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~		1,300	1,307
Athene Holding Ltd. 5.875% due 01/15/2034		1,100	1,089
Aviation Capital Group LLC
5.375% due 07/15/2029		3,000	2,966
6.250% due 04/15/2028		300	306
6.750% due 10/25/2028		1,800	1,877
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		1,500	1,492
5.750% due 11/15/2029		2,500	2,486
6.375% due 05/04/2028		1,275	1,295
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		1,400	1,405
7.883% due 11/15/2034 •		2,000	2,181
Banco Santander SA
2.746% due 05/28/2025		1,900	1,851
4.175% due 03/24/2028 •		2,400	2,314
4.250% due 04/11/2027		800	774
5.147% due 08/18/2025		200	199
5.294% due 08/18/2027		200	199
5.552% due 03/14/2028 •		2,200	2,197
6.753% (SOFRRATE + 1.380%) due 03/14/2028 ~		1,600	1,614
Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,473
2.884% due 10/22/2030 •		1,400	1,246
3.419% due 12/20/2028 •		1,500	1,411
3.559% due 04/23/2027 •		580	561
3.593% due 07/21/2028 •		200	190
3.824% due 01/20/2028 •		1,300	1,253
3.970% due 03/05/2029 •		1,000	956
5.202% due 04/25/2029 •		3,649	3,644
5.288% due 04/25/2034 •		7,000	6,931
5.468% due 01/23/2035 •		6,900	6,896
5.933% due 09/15/2027 •		1,100	1,112
Bank of Ireland Group PLC
5.601% due 03/20/2030 •		1,500	1,500
6.253% due 09/16/2026 •		200	201
Bank of Montreal 4.689% due 07/28/2029		500	498
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •		2,200	2,187
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		300	302
Barclays PLC
2.645% due 06/24/2031 •		1,500	1,275
4.836% due 05/09/2028		2,300	2,221
5.501% due 08/09/2028 •		2,300	2,296
6.496% due 09/13/2027 •		1,900	1,932
8.500% due 06/15/2030 •(e)(f)	GBP	3,000	3,780
9.625% due 12/15/2029 •(e)(f)		$1,500	1,630
BBVA Bancomer SA 8.125% due 01/08/2039 •(f)		900	912
BGC Group, Inc.
6.600% due 06/10/2029		1,700	1,692
8.000% due 05/25/2028		1,718	1,811
BlackRock Funding, Inc. 5.000% due 03/14/2034		1,100	1,092
Blackstone Secured Lending Fund 5.875% due 11/15/2027		1,400	1,390
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		1,200	1,184
Blue Owl Finance LLC 6.250% due 04/18/2034		3,100	3,110
BNP Paribas SA 8.000% due 08/22/2031 •(e)(f)		2,400	2,415
Boost Newco Borrower LLC 7.500% due 01/15/2031		500	522
Boston Properties LP 6.750% due 12/01/2027		100	103
BPCE SA
5.281% due 05/30/2029		2,350	2,342
5.716% due 01/18/2030 •		1,800	1,797
5.975% due 01/18/2027 •		500	500
6.612% due 10/19/2027 •		800	813
6.714% due 10/19/2029 •		500	519
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,500	2,268
Brown & Brown, Inc. 4.200% due 03/17/2032		950	868
CaixaBank SA
5.673% due 03/15/2030 •		1,900	1,893
6.037% due 06/15/2035 •		200	201
6.208% due 01/18/2029 •		1,300	1,321
6.684% due 09/13/2027 •		3,500	3,568
Cantor Fitzgerald LP 7.200% due 12/12/2028		1,500	1,543

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Capital One Financial Corp.
5.700% due 02/01/2030 •	3,000	3,015
6.312% due 06/08/2029 •	500	512
6.377% due 06/08/2034 •	1,300	1,335
7.624% due 10/30/2031 •	1,600	1,762
CBRE Services, Inc.
4.875% due 03/01/2026	1,600	1,581
5.500% due 04/01/2029	3,100	3,117
Charles Schwab Corp. 6.196% due 11/17/2029 •	2,200	2,289
Chubb INA Holdings, Inc. 5.000% due 03/15/2034	1,800	1,783
CI Financial Corp. 7.500% due 05/30/2029	2,300	2,279
Citibank NA
5.488% due 12/04/2026	5,400	5,431
5.570% due 04/30/2034	1,900	1,931
6.431% (SOFRINDX + 1.060%) due 12/04/2026 ~	2,100	2,126
Citigroup, Inc.
5.449% due 06/11/2035 •	200	199
5.827% due 02/13/2035 •	1,600	1,584
Citizens Bank NA 5.284% due 01/26/2026 •	250	249
Citizens Financial Group, Inc.
5.841% due 01/23/2030 •	1,700	1,695
6.645% due 04/25/2035 •	700	724
CNA Financial Corp. 5.125% due 02/15/2034	200	194
CNO Global Funding 5.875% due 06/04/2027	300	301
Commonwealth Bank of Australia 5.837% due 03/13/2034 (f)	2,000	1,999
Cooperatieve Rabobank UA
5.041% due 03/05/2027	1,500	1,498
5.500% due 07/18/2025	400	401
5.500% due 10/05/2026	1,500	1,510
5.564% due 02/28/2029 •	2,800	2,812
Corebridge Financial, Inc.
3.650% due 04/05/2027	600	574
3.900% due 04/05/2032	2,200	1,970
CoStar Group, Inc. 2.800% due 07/15/2030	1,400	1,185
Credit Agricole SA
5.589% due 07/05/2026	400	402
6.316% due 10/03/2029 •	1,500	1,541
Crown Castle, Inc.
1.050% due 07/15/2026	500	458
3.650% due 09/01/2027	800	761
3.700% due 06/15/2026	600	580
5.800% due 03/01/2034	400	404
Danske Bank AS
5.705% due 03/01/2030 •	700	702
6.259% due 09/22/2026 •	1,900	1,914
Deutsche Bank AG
3.961% due 11/26/2025 •	600	595
5.414% due 05/10/2029	1,000	999
5.706% due 02/08/2028 •	1,100	1,099
6.119% due 07/14/2026 •	400	400
6.720% due 01/18/2029 •	1,500	1,549
6.819% due 11/20/2029 •	1,900	1,977
Digital Realty Trust LP 5.550% due 01/15/2028	1,640	1,656
Discover Bank 4.650% due 09/13/2028	400	384
Discover Financial Services
4.100% due 02/09/2027	800	769
7.964% due 11/02/2034 •	500	563
EPR Properties
3.600% due 11/15/2031	2,000	1,668
3.750% due 08/15/2029	3,100	2,765
4.500% due 06/01/2027	200	191
4.950% due 04/15/2028	1,400	1,341
Equinix, Inc.
1.250% due 07/15/2025	200	191
1.450% due 05/15/2026	1,900	1,765
3.000% due 07/15/2050	300	190
Equitable Financial Life Global Funding 5.450% due 03/03/2028	400	400
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,200	1,161
ERP Operating LP 2.850% due 11/01/2026	400	379
Essex Portfolio LP 5.500% due 04/01/2034	600	595
Extra Space Storage LP 5.700% due 04/01/2028	400	405

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

F&G Annuities & Life, Inc. 6.500% due 06/04/2029		3,300	3,291
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		1,925	1,957
Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	198
5.250% due 04/26/2029		1,200	1,197
5.700% due 03/14/2028		200	202
Fifth Third Bancorp
4.772% due 07/28/2030 •		200	192
5.631% due 01/29/2032 •		900	893
Fifth Third Bank NA 5.852% due 10/27/2025 •		250	250
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	905
3.815% due 11/02/2027		400	375
4.125% due 08/17/2027		1,805	1,716
4.271% due 01/09/2027		400	386
4.950% due 05/28/2027		534	522
5.800% due 03/05/2027		400	400
5.800% due 03/08/2029		800	798
6.798% due 11/07/2028		3,100	3,204
6.950% due 06/10/2026		200	204
7.122% due 11/07/2033		1,300	1,374
7.200% due 06/10/2030		300	316
7.350% due 11/04/2027		1,900	1,981
FS KKR Capital Corp. 6.875% due 08/15/2029		3,400	3,373
GATX Corp. 6.050% due 03/15/2034		1,300	1,330
General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	185
5.550% due 07/15/2029		1,300	1,300
5.750% due 02/08/2031		2,000	2,006
5.850% due 04/06/2030		700	709
5.950% due 04/04/2034		3,400	3,404
6.000% due 01/09/2028		500	508
Global Atlantic Fin Co. 6.750% due 03/15/2054		1,300	1,287
GLP Capital LP
4.000% due 01/15/2030		1,050	963
4.000% due 01/15/2031		1,900	1,705
5.250% due 06/01/2025		200	198
5.300% due 01/15/2029		2,700	2,662
5.750% due 06/01/2028		3,100	3,104
Goldman Sachs Bank USA
6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,102
6.144% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,100	3,103
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,293
2.615% due 04/22/2032 •		3,791	3,189
3.102% due 02/24/2033 •		2,575	2,200
3.615% due 03/15/2028 •		1,300	1,243
5.727% due 04/25/2030 •		2,300	2,341
5.798% due 08/10/2026 •		700	700
7.250% due 04/10/2028	GBP	200	270
Golub Capital BDC, Inc. 7.050% due 12/05/2028		$1,800	1,839
Hana Bank 5.375% due 04/23/2027		600	604
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (b)		2,000	1,960
HAT Holdings LLC 8.000% due 06/15/2027		2,600	2,706
Highwoods Realty LP
3.050% due 02/15/2030		200	170
7.650% due 02/01/2034		1,100	1,185
Host Hotels & Resorts LP
2.900% due 12/15/2031		4,431	3,707
3.500% due 09/15/2030		1,500	1,326
4.500% due 02/01/2026		100	98
HPS Corporate Lending Fund 6.750% due 01/30/2029		1,500	1,512
HSBC Holdings PLC
4.041% due 03/13/2028 •		375	361
5.546% due 03/04/2030 •		2,500	2,505
5.597% due 05/17/2028 •		4,100	4,117
5.719% due 03/04/2035 •		2,000	2,012
7.390% due 11/03/2028 •		3,500	3,703
HSBC USA, Inc. 5.294% due 03/04/2027		2,400	2,407
Hudson Pacific Properties LP
3.250% due 01/15/2030		600	415
5.950% due 02/15/2028		1,000	851
ING Bank Australia Ltd. 4.837% due 03/22/2027	AUD	1,100	728

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

ING Groep NV
5.335% due 03/19/2030 •		$2,500	2,491
5.550% due 03/19/2035 •		1,000	988
Intesa Sanpaolo SpA
6.625% due 06/20/2033		5,300	5,468
7.200% due 11/28/2033		1,300	1,391
Jefferies Financial Group, Inc. 6.200% due 04/14/2034		2,000	2,027
John Deere Capital Corp. 5.100% due 04/11/2034		1,700	1,696
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		1,600	1,686
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		2,300	2,176
3.540% due 05/01/2028 •		1,092	1,042
3.782% due 02/01/2028 •		2,000	1,927
3.960% due 01/29/2027 •		500	489
4.323% due 04/26/2028 •		1,500	1,464
4.452% due 12/05/2029 •		1,200	1,165
4.851% due 07/25/2028 •		1,200	1,188
5.040% due 01/23/2028 •		3,212	3,195
5.350% due 06/01/2034 •		4,100	4,084
5.571% due 04/22/2028 •		2,300	2,319
5.581% due 04/22/2030 •		3,300	3,353
6.087% due 10/23/2029 •		1,400	1,447
6.254% due 10/23/2034 •		1,600	1,698
6.559% (SOFRRATE + 1.200%) due 01/23/2028 ~		2,200	2,227
JPMorgan Chase Bank NA 6.371% (SOFRRATE + 1.000%) due 12/08/2026 ~		700	710
KBC Group NV
5.796% due 01/19/2029 •		3,800	3,829
6.324% due 09/21/2034 •		900	935
KeyBank NA 3.300% due 06/01/2025		200	195
Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,050
2.650% due 11/15/2033		300	221
4.250% due 08/15/2029		200	181
4.375% due 10/01/2025		700	685
6.250% due 01/15/2036		400	380
Kimco Realty OP LLC 3.800% due 04/01/2027		800	770
Kite Realty Group Trust 4.000% due 03/15/2025		100	99
Lazard Group LLC
4.375% due 03/11/2029		450	431
6.000% due 03/15/2031		1,400	1,417
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		900	882
5.462% due 01/05/2028 •		2,300	2,296
5.871% due 03/06/2029 •		1,100	1,116
5.985% due 08/07/2027 •		800	805
LPL Holdings, Inc.
5.700% due 05/20/2027		1,000	1,004
6.750% due 11/17/2028		1,600	1,681
Lseg U.S. Fin Corp. 5.297% due 03/28/2034		2,400	2,395
LXP Industrial Trust 6.750% due 11/15/2028		1,700	1,764
Main Street Capital Corp. 6.950% due 03/01/2029		1,200	1,214
Marsh & McLennan Cos., Inc. 5.450% due 03/15/2053		750	731
Mastercard, Inc. 4.875% due 05/09/2034		200	198
MDGH GMTN RSC Ltd. 5.875% due 05/01/2034		600	633
MetLife, Inc. 5.300% due 12/15/2034		1,000	998
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	199
Mitsubishi UFJ Financial Group, Inc. 5.258% due 04/17/2030 •		2,800	2,794
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 (b)		1,100	1,099
5.594% due 07/10/2035 •(b)		2,100	2,093
5.739% due 05/27/2031 •		300	305
Morgan Stanley
2.475% due 01/21/2028 •		900	839
3.955% due 03/21/2035 •	EUR	2,000	2,131
4.679% due 07/17/2026 •		$500	495
5.123% due 02/01/2029 •		1,100	1,096
5.250% due 04/21/2034 •		2,300	2,265
5.424% due 07/21/2034 •		5,600	5,574
5.449% due 07/20/2029 •		1,800	1,811
5.652% due 04/13/2028 •		600	606

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

5.656% due 04/18/2030 •		1,100	1,119
6.407% due 11/01/2029 •		1,000	1,044
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		1,900	1,886
5.504% due 05/26/2028 •		1,200	1,208
6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,600	1,612
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		1,900	1,901
5.450% due 12/12/2028		400	402
National Securities Clearing Corp. 4.900% due 06/26/2029		2,000	1,995
Nationwide Building Society
4.302% due 03/08/2029 •		1,250	1,197
6.557% due 10/18/2027 •		2,100	2,143
NatWest Group PLC
3.073% due 05/22/2028 •		2,400	2,247
4.892% due 05/18/2029 •		900	880
5.516% due 09/30/2028 •		2,300	2,302
7.472% due 11/10/2026 •		500	511
Nissan Motor Acceptance Co. LLC 6.950% due 09/15/2026		1,500	1,537
Nomura Holdings, Inc.
1.851% due 07/16/2025		500	480
2.329% due 01/22/2027		600	555
5.783% due 07/03/2034 (b)		3,800	3,790
6.070% due 07/12/2028		600	614
Nuveen LLC 5.550% due 01/15/2030		2,000	2,012
Oaktree Strategic Credit Fund 8.400% due 11/14/2028		1,900	2,009
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		1,200	784
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034		1,500	1,482
Piedmont Operating Partnership LP 9.250% due 07/20/2028		1,200	1,281
PNC Financial Services Group, Inc.
5.300% due 01/21/2028 •		2,000	1,998
5.812% due 06/12/2026 •		100	100
6.615% due 10/20/2027 •		1,400	1,434
Popular, Inc. 7.250% due 03/13/2028		400	411
Principal Life Global Funding 5.500% due 06/28/2028		200	201
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		1,800	1,802
Protective Life Global Funding 4.992% due 01/12/2027		1,500	1,495
Radian Group, Inc. 6.200% due 05/15/2029		1,100	1,111
Realty Income Corp.
4.875% due 07/06/2030	EUR	500	558
5.125% due 07/06/2034		400	463
Regions Financial Corp. 5.722% due 06/06/2030 •		$1,700	1,699
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		200	204
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		1,000	1,036
RGA Global Funding 5.500% due 01/11/2031		2,000	1,998
Royal Bank of Canada 4.875% due 01/19/2027		2,200	2,186
Sammons Financial Group, Inc. 6.875% due 04/15/2034		2,500	2,565
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		2,500	2,520
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	571
3.823% due 11/03/2028 •		2,400	2,269
6.833% due 11/21/2026 •		600	608
Simon Property Group LP 6.250% due 01/15/2034		1,500	1,583
Sixth Street Lending Partners 6.500% due 03/11/2029		3,000	2,967
Sixth Street Specialty Lending, Inc. 6.125% due 03/01/2029		4,100	4,050
Skandinaviska Enskilda Banken AB
1.200% due 09/09/2026		800	735
1.400% due 11/19/2025		800	759
SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029		1,100	1,091
5.700% due 07/25/2033		1,300	1,292
Societe Generale SA 3.625% due 03/01/2041		200	136

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Standard Chartered PLC
3.971% due 03/30/2026 •	500	493
5.688% due 05/14/2028 •	1,400	1,401
6.301% due 01/09/2029 •	400	408
6.750% due 02/08/2028 •	4,200	4,315
7.875% due 03/08/2030 •(e)(f)	2,500	2,511
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	2,600	2,346
5.880% due 07/13/2026	500	505
6.600% due 06/05/2034 •(e)(f)	2,600	2,589
Sumitomo Mitsui Trust Bank Ltd. 5.200% due 03/07/2027	700	700
Sun Communities Operating LP 2.300% due 11/01/2028	1,400	1,232
Swedbank AB 5.407% due 03/14/2029	1,800	1,803
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •	1,200	1,190
Synchrony Bank 5.625% due 08/23/2027	2,550	2,527
Synchrony Financial 3.950% due 12/01/2027	2,300	2,149
Toronto-Dominion Bank
4.701% due 06/05/2027	300	298
5.523% due 07/17/2028	600	608
Toyota Motor Credit Corp. 6.024% (SOFRRATE + 0.650%) due 03/19/2027 ~	400	402
Truist Financial Corp.
5.711% due 01/24/2035 •	1,600	1,594
7.161% due 10/30/2029 •	550	584
Trust Fibra Uno 7.375% due 02/13/2034	1,500	1,482
U.S. Bancorp 6.787% due 10/26/2027 •	1,150	1,184
UBS AG
1.250% due 08/07/2026	400	368
5.650% due 09/11/2028	600	611
5.800% due 09/11/2025	800	803
UBS Group AG
1.305% due 02/02/2027 •	2,300	2,146
2.193% due 06/05/2026 •	4,300	4,156
2.593% due 09/11/2025 •	300	298
4.194% due 04/01/2031 •	1,400	1,307
4.550% due 04/17/2026	700	688
4.703% due 08/05/2027 •	400	393
5.617% due 09/13/2030 •	2,600	2,612
6.327% due 12/22/2027 •	2,500	2,542
9.250% due 11/13/2028 •(e)(f)	1,000	1,078
Ventas Realty LP 2.650% due 01/15/2025	300	295
VICI Properties LP
4.125% due 08/15/2030	1,000	910
4.375% due 05/15/2025	300	296
4.750% due 02/15/2028	800	782
5.125% due 05/15/2032	2,600	2,479
5.625% due 05/15/2052	2,100	1,893
5.750% due 04/01/2034	900	892
Vornado Realty LP 2.150% due 06/01/2026	100	92
Wells Fargo & Co.
2.188% due 04/30/2026 •	250	243
2.406% due 10/30/2025 •	2,150	2,126
2.879% due 10/30/2030 •	2,500	2,218
3.000% due 10/23/2026	400	380
3.526% due 03/24/2028 •	305	291
3.908% due 04/25/2026 •	1,900	1,872
4.808% due 07/25/2028 •	1,500	1,480
5.557% due 07/25/2034 •	2,700	2,699
5.574% due 07/25/2029 •	1,400	1,413
5.707% due 04/22/2028 •	3,900	3,935
6.428% (SOFRRATE + 1.070%) due 04/22/2028 ~	300	302
6.491% due 10/23/2034 •	1,100	1,173
Wells Fargo Bank NA
5.254% due 12/11/2026	1,900	1,902
6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~	2,000	2,008
Westpac Banking Corp.
5.200% due 04/16/2026	500	500
6.158% (SOFRRATE + 0.810%) due 04/16/2029 ~	1,000	1,004
Weyerhaeuser Co. 4.000% due 04/15/2030	900	840

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

WP Carey, Inc. 4.000% due 02/01/2025		100	99

			555,650

INDUSTRIALS 32.1%
AbbVie, Inc.
3.200% due 11/21/2029		200	184
4.800% due 03/15/2027		800	797
4.800% due 03/15/2029		2,600	2,590
Adobe, Inc. 4.950% due 04/04/2034		800	797
AEP Transmission Co. LLC 5.150% due 04/01/2034		3,200	3,130
Air Canada Pass-Through Trust
3.300% due 07/15/2031		359	329
5.250% due 10/01/2030		916	905
Air Products & Chemicals, Inc. 4.600% due 02/08/2029		700	693
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		363	356
Alibaba Group Holding Ltd. 2.700% due 02/09/2041		600	403
Alimentation Couche-Tard, Inc. 5.267% due 02/12/2034		2,600	2,563
American Airlines Pass-Through Trust
3.200% due 12/15/2029		456	424
3.575% due 07/15/2029		873	826
3.600% due 03/22/2029		186	177
3.650% due 08/15/2030		331	313
American Medical Systems Europe BV 3.500% due 03/08/2032	EUR	1,100	1,162
Amgen, Inc.
5.150% due 03/02/2028		$400	400
5.600% due 03/02/2043		500	493
5.650% due 03/02/2053		200	197
5.750% due 03/02/2063		1,500	1,470
Anglo American Capital PLC 5.750% due 04/05/2034		2,500	2,496
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		850	765
Antofagasta PLC 6.250% due 05/02/2034		1,000	1,036
AP Moller - Maersk AS 5.875% due 09/14/2033		1,000	1,023
Applied Materials, Inc. 4.800% due 06/15/2029		300	300
Aptiv PLC 4.150% due 05/01/2052		500	373
ArcelorMittal SA 6.000% due 06/17/2034		2,500	2,500
Arrow Electronics, Inc. 5.875% due 04/10/2034		1,400	1,387
Ashtead Capital, Inc. 5.800% due 04/15/2034		4,300	4,270
Astrazeneca Finance LLC 5.000% due 02/26/2034		2,200	2,189
AstraZeneca PLC 6.450% due 09/15/2037		700	780
Atlassian Corp. 5.250% due 05/15/2029		3,000	3,001
Aurizon Network Pty. Ltd. 3.125% due 06/01/2026	EUR	700	742
AutoZone, Inc.
5.050% due 07/15/2026		$500	498
6.250% due 11/01/2028		1,600	1,669
Bacardi Ltd.
5.250% due 01/15/2029		2,000	1,975
5.400% due 06/15/2033		200	195
BAE Systems PLC 5.125% due 03/26/2029		2,700	2,689
BAT Capital Corp.
5.834% due 02/20/2031		1,100	1,116
6.000% due 02/20/2034		2,000	2,024
6.343% due 08/02/2030		1,100	1,147
6.421% due 08/02/2033		800	837
Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,566
6.375% due 11/21/2030		4,300	4,408
6.500% due 11/21/2033		1,300	1,330
Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,065
4.298% due 08/22/2032		2,900	2,719
4.874% due 02/08/2029		801	795
BHP Billiton Finance USA Ltd. 5.250% due 09/08/2030		1,200	1,217

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Boeing Co.
2.196% due 02/04/2026		600	564
2.250% due 06/15/2026		300	279
2.700% due 02/01/2027		1,200	1,107
2.800% due 03/01/2027		800	737
2.950% due 02/01/2030		600	514
3.200% due 03/01/2029		1,400	1,243
3.250% due 02/01/2028		100	92
3.950% due 08/01/2059		1,900	1,212
4.875% due 05/01/2025		1,600	1,583
5.150% due 05/01/2030		4,900	4,707
5.930% due 05/01/2060		500	447
6.298% due 05/01/2029		2,300	2,333
7.008% due 05/01/2064		998	1,023
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		2,500	2,356
5.950% due 08/04/2033		1,200	1,239
BP Capital Markets America, Inc. 3.067% due 03/30/2050		1,200	1,109
Bristol-Myers Squibb Co.
3.900% due 03/15/2062		200	144
4.900% due 02/22/2029		200	200
British Airways Pass-Through Trust 4.250% due 05/15/2034		626	588
Broadcom Corp. 3.875% due 01/15/2027		200	194
Broadcom, Inc.
1.950% due 02/15/2028		300	269
2.450% due 02/15/2031		2,100	1,769
3.500% due 02/15/2041		800	614
4.150% due 04/15/2032		500	462
4.926% due 05/15/2037		1,600	1,506
Cameron LNG LLC 2.902% due 07/15/2031		2,000	1,722
Canadian Natural Resources Ltd. 6.450% due 06/30/2033		1,000	1,052
Canadian Pacific Railway Co. 6.125% due 09/15/2115		500	509
Cardinal Health, Inc. 5.125% due 02/15/2029		1,900	1,896
Carlisle Cos., Inc. 3.500% due 12/01/2024		300	297
Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	436
4.500% due 11/29/2032		1,100	1,233
5.900% due 03/15/2034		$300	313
CDW LLC
3.250% due 02/15/2029		1,100	995
3.276% due 12/01/2028		2,300	2,092
3.569% due 12/01/2031		700	612
4.125% due 05/01/2025		3,200	3,150
Centene Corp.
2.450% due 07/15/2028		300	267
2.500% due 03/01/2031		600	493
2.625% due 08/01/2031		3,800	3,124
3.000% due 10/15/2030		800	685
3.375% due 02/15/2030		1,200	1,066
4.625% due 12/15/2029		1,000	947
CenterPoint Energy Resources Corp. 5.400% due 07/01/2034		1,800	1,783
CGI, Inc. 1.450% due 09/14/2026		900	824
Charter Communications Operating LLC
3.850% due 04/01/2061		1,400	818
3.950% due 06/30/2062		1,300	771
4.400% due 12/01/2061		6,000	3,918
5.250% due 04/01/2053		300	236
5.500% due 04/01/2063		1,300	1,008
6.100% due 06/01/2029		2,000	2,007
6.550% due 06/01/2034		500	500
6.650% due 02/01/2034		2,600	2,628
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,100	1,017
Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,025
5.750% due 08/15/2034		1,300	1,306
5.950% due 06/30/2033		200	203
Cheniere Energy, Inc.
4.625% due 10/15/2028		1,200	1,165
5.650% due 04/15/2034		1,500	1,502
Choice Hotels International, Inc. 3.700% due 12/01/2029		850	763
Cigna Group
4.375% due 10/15/2028		2,000	1,943
5.250% due 02/15/2034		2,000	1,973

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

CIMIC Finance USA Pty. Ltd. 7.000% due 03/25/2034	2,000	2,026
Cisco Systems, Inc.
4.950% due 02/26/2031	1,200	1,199
5.050% due 02/26/2034	1,000	1,000
CommonSpirit Health 6.073% due 11/01/2027	100	102
Concentrix Corp. 6.650% due 08/02/2026	500	505
Constellation Brands, Inc.
2.250% due 08/01/2031	1,400	1,150
3.600% due 02/15/2028	535	508
4.500% due 05/09/2047	400	336
4.900% due 05/01/2033	600	580
Continental Resources, Inc. 4.375% due 01/15/2028	2,100	2,020
Corp. Nacional del Cobre de Chile 5.950% due 01/08/2034	1,000	1,002
Cox Communications, Inc.
5.700% due 06/15/2033	200	199
5.800% due 12/15/2053	2,600	2,479
CSL Finanace PLC Co.
4.950% due 04/27/2062	200	176
5.106% due 04/03/2034	500	493
CVS Health Corp.
3.250% due 08/15/2029	700	635
5.300% due 06/01/2033	1,100	1,076
5.550% due 06/01/2031	700	701
5.700% due 06/01/2034	400	399
5.875% due 06/01/2053	600	575
6.000% due 06/01/2044	2,300	2,255
6.000% due 06/01/2063	1,700	1,630
Daimler Truck Finance North America LLC
5.125% due 09/25/2027	600	597
5.400% due 09/20/2028	1,700	1,713
DCP Midstream Operating LP 5.375% due 07/15/2025	445	444
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	304	277
Delta Air Lines, Inc. 4.750% due 10/20/2028	1,000	974
Diageo Capital PLC 5.300% due 10/24/2027	200	202
Diamondback Energy, Inc.
5.150% due 01/30/2030	1,200	1,195
5.200% due 04/18/2027	1,000	1,001
5.400% due 04/18/2034	1,100	1,089
DT Midstream, Inc. 4.300% due 04/15/2032	1,300	1,179
Ecopetrol SA
8.375% due 01/19/2036	1,100	1,081
8.875% due 01/13/2033	500	517
Elevance Health, Inc.
5.375% due 06/15/2034	3,000	3,015
5.850% due 01/15/2036	500	517
5.950% due 12/15/2034	600	625
Enbridge, Inc.
7.375% due 03/15/2055 •	2,400	2,411
7.625% due 01/15/2083 •	200	205
8.250% due 01/15/2084 •	600	627
Energy Transfer LP
3.900% due 07/15/2026	1,100	1,065
4.400% due 03/15/2027	1,200	1,171
4.750% due 01/15/2026	200	198
5.350% due 05/15/2045	1,000	894
5.400% due 10/01/2047	200	179
5.550% due 05/15/2034	2,900	2,872
5.600% due 09/01/2034	1,000	994
5.950% due 05/15/2054	1,000	974
6.000% due 06/15/2048	375	362
6.050% due 12/01/2026	800	811
7.500% due 07/01/2038	4,000	4,558
Eni SpA 5.500% due 05/15/2034	2,500	2,478
EnLink Midstream LLC 6.500% due 09/01/2030	500	512
Entergy Louisiana LLC
2.900% due 03/15/2051	800	485
4.000% due 03/15/2033	1,200	1,081
5.350% due 03/15/2034	1,000	993
Enterprise Products Operating LLC 5.350% due 01/31/2033	700	706
EQT Corp.
5.700% due 04/01/2028	1,715	1,733
5.750% due 02/01/2034	2,500	2,480

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Equifax, Inc.
2.600% due 12/01/2024		400	395
5.100% due 06/01/2028		400	399
Expedia Group, Inc. 3.250% due 02/15/2030		300	271
Fiserv, Inc. 5.600% due 03/02/2033		1,400	1,412
Flutter Treasury Designated Activity Co.
5.000% due 04/29/2029	EUR	1,000	1,089
6.375% due 04/29/2029		$300	302
Foundry JV Holdco LLC 5.900% due 01/25/2030		500	507
Fox Corp. 6.500% due 10/13/2033		1,700	1,782
Freeport-McMoRan, Inc.
5.000% due 09/01/2027		100	99
5.400% due 11/14/2034		100	98
5.450% due 03/15/2043		200	190
General Mills, Inc. 4.700% due 01/30/2027		900	889
Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,195
5.400% due 05/08/2028		500	500
Global Payments, Inc.
1.500% due 11/15/2024		1,000	985
2.900% due 05/15/2030		100	87
2.900% due 11/15/2031		3,700	3,100
3.200% due 08/15/2029		100	90
4.150% due 08/15/2049		400	302
4.875% due 03/17/2031	EUR	200	222
GXO Logistics, Inc. 6.500% due 05/06/2034		$400	406
Haleon U.S. Capital LLC
3.375% due 03/24/2027		250	239
3.375% due 03/24/2029		1,300	1,207
3.625% due 03/24/2032		600	538
Harley-Davidson Financial Services, Inc. 5.950% due 06/11/2029		2,300	2,296
Hasbro, Inc. 6.050% due 05/14/2034		2,000	1,998
HCA, Inc.
4.375% due 03/15/2042		700	576
5.250% due 06/15/2049		400	357
5.375% due 02/01/2025		1,000	997
5.450% due 04/01/2031		3,700	3,698
5.625% due 09/01/2028		700	706
5.900% due 06/01/2053		1,400	1,364
Hess Corp. 3.500% due 07/15/2024		100	100
Home Depot, Inc.
4.950% due 06/25/2034		2,000	1,980
5.704% (SOFRRATE + 0.330%) due 12/24/2025 ~		500	501
Honeywell International, Inc.
3.375% due 03/01/2030	EUR	1,500	1,590
3.750% due 03/01/2036		300	316
Howmet Aerospace, Inc. 3.000% due 01/15/2029 (h)		$3,400	3,091
Humana, Inc.
3.950% due 03/15/2027		400	387
5.375% due 04/15/2031		2,600	2,587
5.750% due 04/15/2054		400	386
5.875% due 03/01/2033		300	305
Hyatt Hotels Corp.
5.250% due 06/30/2029		1,900	1,885
5.375% due 04/23/2025		700	697
Hyundai Capital America
5.500% due 03/30/2026		400	400
5.680% due 06/26/2028		300	303
6.414% (SOFRRATE + 1.040%) due 03/19/2027 ~		4,400	4,416
Icon Investments Six DAC 5.809% due 05/08/2027		300	303
Illumina, Inc.
5.750% due 12/13/2027		100	101
5.800% due 12/12/2025		200	200
Imperial Brands Finance PLC
3.500% due 07/26/2026		260	250
6.125% due 07/27/2027		200	204
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	2,400	1,567
Ingersoll Rand, Inc.
5.176% due 06/15/2029		$300	300
5.450% due 06/15/2034		1,600	1,615
Intel Corp. 5.150% due 02/21/2034		3,000	2,964
IQVIA, Inc. 5.700% due 05/15/2028		1,700	1,720

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

JDE Peet's NV 2.250% due 09/24/2031		4,700	3,801
JetBlue Pass-Through Trust
2.750% due 11/15/2033		686	593
4.000% due 05/15/2034		154	145
Johnson & Johnson 4.800% due 06/01/2029		1,000	1,008
JT International Financial Services BV 3.875% due 09/28/2028		2,600	2,486
Keurig Dr Pepper, Inc.
5.050% due 03/15/2029		1,300	1,298
5.100% due 03/15/2027		1,500	1,501
6.252% (SOFRINDX + 0.880%) due 03/15/2027 ~		1,200	1,206
Kinder Morgan, Inc.
4.300% due 06/01/2025		2,000	1,975
5.200% due 06/01/2033		600	583
5.400% due 02/01/2034		1,900	1,872
Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	1,820
6.875% due 01/26/2039		$200	222
Kyndryl Holdings, Inc. 6.350% due 02/20/2034		2,600	2,643
L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	1,987
5.250% due 06/01/2031		1,200	1,197
Las Vegas Sands Corp. 6.000% due 08/15/2029		3,600	3,620
Lenovo Group Ltd. 5.831% due 01/27/2028		400	404
LKQ Corp. 5.750% due 06/15/2028		3,300	3,332
Marriott International, Inc.
2.850% due 04/15/2031		300	257
4.000% due 04/15/2028		500	480
4.625% due 06/15/2030		500	485
5.450% due 09/15/2026		600	603
5.550% due 10/15/2028		300	304
Marvell Technology, Inc.
1.650% due 04/15/2026		100	94
2.950% due 04/15/2031		1,050	906
5.950% due 09/15/2033		1,800	1,861
McDonald's Corp. 6.300% due 10/15/2037		700	750
Merck & Co., Inc. 6.550% due 09/15/2037		700	789
Meta Platforms, Inc. 5.750% due 05/15/2063		500	514
Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,198
6.750% due 11/01/2029		1,100	1,170
Mileage Plus Holdings LLC 6.500% due 06/20/2027		420	421
Mondelez International, Inc. 4.625% due 07/03/2031 (b)	CAD	3,400	2,479
Moody's Corp. 2.000% due 08/19/2031		$1,200	975
Motorola Solutions, Inc.
4.600% due 05/23/2029		200	195
5.000% due 04/15/2029		2,100	2,084
5.400% due 04/15/2034		400	397
MPLX LP
4.000% due 02/15/2025		500	495
4.500% due 04/15/2038		800	698
4.950% due 09/01/2032		200	191
5.500% due 06/01/2034		3,000	2,956
MSCI, Inc. 4.000% due 11/15/2029		6,900	6,452
National Football League 5.480% due 10/05/2028 «(g)		4,000	3,992
Nestle Capital Corp. 4.875% due 03/12/2034		2,700	2,666
Netflix, Inc. 5.875% due 11/15/2028		100	103
Newmont Corp. 5.300% due 03/15/2026		3,500	3,500
Northrop Grumman Corp. 4.900% due 06/01/2034		1,600	1,557
Novartis Capital Corp. 3.700% due 09/21/2042		500	409
NTT Finance Corp.
5.104% due 07/02/2027 (b)		300	300
5.110% due 07/02/2029 (b)		1,400	1,396
NXP BV 4.300% due 06/18/2029		300	288
Occidental Petroleum Corp.
5.550% due 03/15/2026		900	899

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

6.125% due 01/01/2031	4,400	4,506
6.375% due 09/01/2028	200	207
7.500% due 05/01/2031	500	552
8.500% due 07/15/2027	300	322
8.875% due 07/15/2030	2,400	2,766
OCI NV 6.700% due 03/16/2033	2,300	2,271
Open Text Corp. 6.900% due 12/01/2027	200	208
Oracle Corp.
1.650% due 03/25/2026	200	188
3.250% due 11/15/2027	200	189
Ovintiv, Inc.
5.650% due 05/15/2025	500	499
6.250% due 07/15/2033	1,600	1,650
Paramount Global
2.900% due 01/15/2027	600	554
3.375% due 02/15/2028	300	268
3.700% due 06/01/2028	1,275	1,150
4.950% due 01/15/2031	800	704
6.875% due 04/30/2036	800	750
7.875% due 07/30/2030	200	205
Patterson-UTI Energy, Inc. 7.150% due 10/01/2033	1,000	1,060
Penske Truck Leasing Co. LP 5.350% due 01/12/2027	1,500	1,498
Petroleos Mexicanos 6.700% due 02/16/2032	400	335
Philip Morris International, Inc.
1.750% due 11/01/2030	700	570
4.750% due 02/12/2027	1,000	992
5.125% due 02/13/2031	1,000	990
5.250% due 09/07/2028	1,800	1,815
5.250% due 02/13/2034	1,900	1,865
Pilgrim's Pride Corp. 6.250% due 07/01/2033	200	204
Pioneer Natural Resources Co. 5.100% due 03/29/2026	400	399
POSCO 4.875% due 01/23/2027	500	494
Providence St Joseph Health Obligated Group 2.532% due 10/01/2029	300	263
Qorvo, Inc. 1.750% due 12/15/2024	1,600	1,569
Republic Services, Inc. 2.500% due 08/15/2024	100	100
Roche Holdings, Inc. 4.790% due 03/08/2029	1,100	1,098
Rogers Communications, Inc. 5.000% due 02/15/2029	2,600	2,568
Royalty Pharma PLC 5.150% due 09/02/2029	400	397
RTX Corp. 6.100% due 03/15/2034	2,000	2,106
S&P Global, Inc. 2.700% due 03/01/2029	1,600	1,451
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,000	1,930
4.500% due 05/15/2030	800	768
Santos Finance Ltd. 6.875% due 09/19/2033	1,200	1,270
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/2026	1,000	959
SK Hynix, Inc. 6.375% due 01/17/2028	400	412
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,200	2,047
Smith & Nephew PLC
5.150% due 03/20/2027	1,000	997
5.400% due 03/20/2034	500	492
Smurfit Kappa Treasury ULC 5.438% due 04/03/2034	500	496
Southern Co.
1.750% due 03/15/2028	300	266
3.750% due 09/15/2051 •	2,200	2,070
5.700% due 10/15/2032	1,600	1,633
Spectra Energy Partners LP 3.375% due 10/15/2026	400	383
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	471	416
4.100% due 10/01/2029	216	202
St Marys Cement, Inc. 5.750% due 04/02/2034	1,100	1,081
Starbucks Corp. 4.850% due 02/08/2027	1,900	1,890

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Stryker Corp.
1.150% due 06/15/2025		100	96
4.100% due 04/01/2043		500	413
4.850% due 12/08/2028		500	496
Suntory Holdings Ltd. 5.124% due 06/11/2029		500	502
Sutter Health 5.164% due 08/15/2033		200	201
Sysco Corp. 6.000% due 01/17/2034		500	525
T-Mobile USA, Inc.
2.250% due 11/15/2031		500	409
2.400% due 03/15/2029		700	619
2.625% due 04/15/2026		2,200	2,094
2.875% due 02/15/2031		500	434
3.600% due 11/15/2060		1,000	677
5.750% due 01/15/2034		4,500	4,628
5.800% due 09/15/2062		300	298
Take-Two Interactive Software, Inc.
5.400% due 06/12/2029		1,000	1,006
5.600% due 06/12/2034		1,500	1,497
Tapestry, Inc.
7.000% due 11/27/2026		1,000	1,028
7.850% due 11/27/2033		600	632
Targa Resources Corp.
5.200% due 07/01/2027		500	499
6.150% due 03/01/2029		1,100	1,136
6.500% due 03/30/2034		1,000	1,059
TD SYNNEX Corp. 2.375% due 08/09/2028		1,000	891
Telefonica Emisiones SA 4.103% due 03/08/2027		800	777
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		600	687
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	1,421
4.375% due 01/18/2031		600	555
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$700	774
TotalEnergies Capital SA
5.150% due 04/05/2034		500	500
5.488% due 04/05/2054		600	592
Trane Technologies Financing Ltd. 3.550% due 11/01/2024		200	199
TransCanada PipeLines Ltd.
1.000% due 10/12/2024		400	395
4.625% due 03/01/2034		600	563
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026		100	98
TSMC Arizona Corp. 1.750% due 10/25/2026		300	278
Tyson Foods, Inc.
5.400% due 03/15/2029		1,000	1,002
5.700% due 03/15/2034		1,400	1,395
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		627	613
United Airlines Pass-Through Trust
2.700% due 11/01/2033		727	631
3.500% due 09/01/2031		661	612
5.875% due 04/15/2029		1,377	1,383
UnitedHealth Group, Inc.
4.900% due 04/15/2031		1,000	991
4.950% due 05/15/2062		400	356
5.200% due 04/15/2063		700	649
UPMC 5.035% due 05/15/2033		200	196
Vale Overseas Ltd. 6.125% due 06/12/2033		1,700	1,714
Var Energi ASA
7.500% due 01/15/2028		2,500	2,632
8.000% due 11/15/2032		3,326	3,729
VeriSign, Inc. 2.700% due 06/15/2031		300	251
VMware, Inc. 2.200% due 08/15/2031		2,250	1,829
Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		200	196
5.250% due 03/22/2029		4,400	4,373
5.650% due 09/12/2028		400	405
5.700% due 09/12/2026		400	402
6.204% (SOFRRATE + 0.830%) due 03/20/2026 ~		300	301
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		300	282
Warnermedia Holdings, Inc.
3.755% due 03/15/2027		800	760
4.279% due 03/15/2032		1,650	1,441

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

5.391% due 03/15/2062		1,100	859
Weir Group PLC 2.200% due 05/13/2026		200	188
Western Midstream Operating LP
6.150% due 04/01/2033		2,000	2,051
6.350% due 01/15/2029		2,200	2,270
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,200	1,171
3.450% due 11/15/2026		400	383
4.700% due 09/15/2028		100	98
Williams Cos., Inc.
5.400% due 03/02/2026		700	700
8.750% due 03/15/2032		200	239
Workday, Inc. 3.800% due 04/01/2032		300	270
Worldline SA 4.125% due 09/12/2028	EUR	1,900	2,023
WRKCo, Inc. 4.000% due 03/15/2028		$1,200	1,150

			449,772

UTILITIES 10.3%
AEP Texas, Inc.
3.800% due 10/01/2047		300	215
5.400% due 06/01/2033		100	97
5.450% due 05/15/2029		2,300	2,313
AES Corp. 5.450% due 06/01/2028		700	699
Ameren Corp.
5.000% due 01/15/2029		650	644
5.700% due 12/01/2026		800	807
Appalachian Power Co.
4.500% due 08/01/2032		400	370
5.650% due 04/01/2034		1,100	1,090
Arizona Public Service Co. 5.700% due 08/15/2034		1,000	999
AT&T, Inc.
1.650% due 02/01/2028		2,000	1,776
2.300% due 06/01/2027		340	315
3.650% due 09/15/2059		1,800	1,208
3.800% due 12/01/2057		100	70
4.350% due 03/01/2029		200	194
4.750% due 05/15/2046		500	433
5.400% due 02/15/2034		1,000	1,000
Bell Telephone Co. of Canada 5.200% due 02/15/2034		2,100	2,052
Black Hills Corp.
3.950% due 01/15/2026		400	391
6.000% due 01/15/2035		800	805
6.150% due 05/15/2034		600	612
BP Capital Markets PLC 6.450% due 12/01/2033 •(e)		1,800	1,853
Brooklyn Union Gas Co.
4.632% due 08/05/2027		100	97
6.388% due 09/15/2033		1,800	1,840
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028		1,100	1,125
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		100	102
6.036% due 11/15/2033		700	716
Consolidated Edison Co. of New York, Inc. 5.375% due 05/15/2034		2,000	2,011
Constellation Energy Generation LLC
3.250% due 06/01/2025		300	293
6.125% due 01/15/2034		1,600	1,668
Consumers Energy Co. 4.200% due 09/01/2052		200	162
Dominion Energy, Inc.
3.375% due 04/01/2030		200	181
6.875% due 02/01/2055 •		400	408
7.000% due 06/01/2054 •		2,300	2,399
DTE Electric Co. 5.200% due 04/01/2033		1,000	1,000
DTE Energy Co.
5.100% due 03/01/2029		1,000	992
5.850% due 06/01/2034		500	507
Duke Energy Carolinas LLC
3.550% due 03/15/2052		600	424
6.100% due 06/01/2037		100	103
Duke Energy Corp.
3.750% due 04/01/2031	EUR	1,100	1,163
4.500% due 08/15/2032		$1,500	1,403
Duke Energy Ohio, Inc. 5.250% due 04/01/2033		400	397

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Duke Energy Progress LLC 5.100% due 03/15/2034	1,800	1,787
Edison International
5.450% due 06/15/2029	1,500	1,500
7.875% due 06/15/2054 •	1,300	1,343
Electricite de France SA
6.000% due 04/22/2064	4,000	3,723
6.250% due 05/23/2033	1,700	1,760
Enel Finance International NV
5.125% due 06/26/2029	3,400	3,348
7.500% due 10/14/2032	700	775
7.750% due 10/14/2052	950	1,117
Entergy Arkansas LLC 5.450% due 06/01/2034	1,100	1,102
Evergy Kansas Central, Inc. 5.900% due 11/15/2033	2,000	2,058
Evergy Metro, Inc. 5.400% due 04/01/2034	700	695
Eversource Energy
5.000% due 01/01/2027	400	397
5.450% due 03/01/2028	600	602
5.850% due 04/15/2031	4,600	4,659
Exelon Corp. 5.450% due 03/15/2034	1,700	1,689
Florida Power & Light Co. 5.100% due 04/01/2033	500	498
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	1,000	1,005
Interstate Power & Light Co. 5.700% due 10/15/2033	2,500	2,534
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,100	1,950
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	1,900	1,565
ITC Holdings Corp. 5.650% due 05/09/2034	2,000	2,002
Liberty Utilities Co. 5.577% due 01/31/2029	700	703
Massachusetts Electric Co. 1.729% due 11/24/2030	400	318
MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	864
5.300% due 02/01/2055	600	572
5.350% due 01/15/2034	1,000	1,014
Monongahela Power Co. 5.850% due 02/15/2034	1,000	1,019
Narragansett Electric Co. 5.350% due 05/01/2034	2,600	2,576
National Grid PLC
5.418% due 01/11/2034	2,000	1,957
5.602% due 06/12/2028	400	404
National Rural Utilities Cooperative Finance Corp. 5.050% due 09/15/2028	300	301
NBN Co. Ltd.
2.625% due 05/05/2031	500	430
5.750% due 10/06/2028	1,300	1,338
New York State Electric & Gas Corp. 5.650% due 08/15/2028	1,700	1,728
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	88
6.750% due 06/15/2054 •	900	907
NGPL PipeCo LLC 3.250% due 07/15/2031	300	257
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	498
5.290% due 01/17/2034	500	487
Oglethorpe Power Corp. 5.800% due 06/01/2054	2,200	2,155
ONEOK, Inc.
5.650% due 11/01/2028	500	508
5.800% due 11/01/2030	2,100	2,151
6.050% due 09/01/2033	500	515
6.625% due 09/01/2053	3,500	3,738
Pacific Gas & Electric Co.
3.300% due 12/01/2027	300	280
4.000% due 12/01/2046	1,100	793
5.800% due 05/15/2034	1,000	994
5.900% due 06/15/2032	200	200
6.100% due 01/15/2029	700	717
6.150% due 01/15/2033	400	407
6.400% due 06/15/2033	400	413
6.950% due 03/15/2034	1,500	1,616
PacifiCorp
2.700% due 09/15/2030	100	87
5.100% due 02/15/2029	600	600
5.350% due 12/01/2053	1,300	1,181

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Pinnacle West Capital Corp. 6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	500
Plains All American Pipeline LP 5.700% due 09/15/2034	3,300	3,271
Public Service Co. of Colorado 5.350% due 05/15/2034	1,500	1,488
Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	2,400	2,380
6.125% due 10/15/2033	2,700	2,808
Puget Sound Energy, Inc. 5.757% due 10/01/2039	3,000	3,018
RWE Finance U.S. LLC 5.875% due 04/16/2034	1,300	1,302
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,700	1,396
6.000% due 06/01/2026	3,000	3,032
Sempra 6.875% due 10/01/2054 •	2,000	1,993
Sierra Pacific Power Co. 5.900% due 03/15/2054	700	697
Southern California Edison Co.
2.750% due 02/01/2032	300	253
2.850% due 08/01/2029	1,750	1,573
2.950% due 02/01/2051	300	186
4.900% due 06/01/2026	300	298
5.200% due 06/01/2034	2,300	2,247
5.650% due 10/01/2028	1,500	1,526
5.950% due 11/01/2032	500	517
Southern California Gas Co. 5.200% due 06/01/2033	400	395
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	376
Targa Resources Partners LP
4.875% due 02/01/2031	900	859
6.500% due 07/15/2027	500	504
Verizon Communications, Inc.
1.680% due 10/30/2030	2,900	2,358
3.000% due 11/20/2060	400	239
4.329% due 09/21/2028	300	292
Virginia Electric & Power Co.
2.300% due 11/15/2031	400	330
5.000% due 04/01/2033	600	584
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	1,800	1,796
Vistra Operations Co. LLC
6.000% due 04/15/2034	900	903
6.950% due 10/15/2033	2,700	2,892
WEC Energy Group, Inc.
4.750% due 01/09/2026	300	297
5.600% due 09/12/2026	900	904
Xcel Energy, Inc. 5.500% due 03/15/2034	300	296

		144,369

Total Corporate Bonds & Notes (Cost $1,142,238)		1,149,791

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	400	395

TEXAS 0.0%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	388	388

Total Municipal Bonds & Notes (Cost $788)		783

U.S. GOVERNMENT AGENCIES 11.0%
CoBank ACB 7.250% due 07/01/2029 •(e)	1,800	1,830
Uniform Mortgage-Backed Security
5.500% due 11/01/2052 - 06/01/2053	3,624	3,581
6.000% due 03/01/2053 - 04/01/2053	1,869	1,879
6.500% due 10/01/2053	2,151	2,192
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2054	1,900	1,836
5.500% due 08/01/2054	144,600	142,606

Total U.S. Government Agencies (Cost $153,796)		153,924

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Bonds
2.250% due 08/15/2046	23,700	15,803

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

2.500% due 02/15/2046		18,200	12,830
2.750% due 08/15/2047 (h)		20,500	14,938
2.875% due 08/15/2045		10,200	7,750
2.875% due 05/15/2052 (j)		800	587
3.000% due 11/15/2044		149	116
3.000% due 08/15/2048		23,900	18,139
3.125% due 05/15/2048		13,700	10,657
3.875% due 05/15/2043 (l)		6,300	5,686
4.375% due 08/15/2043		16,630	16,057
4.500% due 02/15/2044		10,500	10,303
4.750% due 11/15/2043 (h)		15,200	15,407
4.750% due 11/15/2053		3,100	3,205
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028		1,881	1,817
1.750% due 01/15/2034 (h)		19,072	18,516
U.S. Treasury Notes
3.250% due 06/30/2029 (j)		2,400	2,280
3.375% due 05/15/2033 (h)		7,900	7,323
4.000% due 01/31/2029		13,100	12,901
4.000% due 02/15/2034 (h)		27,860	27,048
4.375% due 05/15/2034 (h)		82,100	82,132
4.500% due 11/15/2033		5,580	5,633
4.750% due 07/31/2025 (j)		23,400	23,320
4.875% due 10/31/2030 (j)(l)		2,200	2,262
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)		3,900	1,679
0.000% due 05/15/2042 (a)		6,100	2,591

Total U.S. Treasury Obligations (Cost $322,835)			318,980

ASSET-BACKED SECURITIES 0.7%
Anchorage Capital CLO Ltd. 6.765% due 04/22/2034 •		250	250
Apex Credit CLO Ltd. 7.122% due 04/20/2036 •		1,950	1,953
AREIT LLC 7.441% due 08/17/2041 •		1,282	1,287
Barings CLO Ltd. 6.540% due 04/15/2031 •		242	243
BMW Vehicle Lease Trust
4.980% due 03/25/2027		1,000	995
5.100% due 07/27/2026		300	299
5.990% due 09/25/2026		1,000	1,005
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,000	903
DLLAA LLC 5.930% due 07/20/2026		667	668
GoldenTree Loan Management U.S. CLO Ltd. 6.473% due 04/24/2031 •		1,700	1,704
Ready Capital Mortgage Financing LLC 7.897% due 10/25/2039 •		248	250
SCCU Auto Receivables Trust 5.850% due 05/17/2027		415	415

Total Asset-Backed Securities (Cost $9,905)			9,972

SOVEREIGN ISSUES 2.5%
Airport Authority
4.750% due 01/12/2028		200	200
4.875% due 01/12/2030		200	202
Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		300	299
5.875% due 04/30/2029		3,000	3,048
Chile Government International Bond
4.850% due 01/22/2029		2,600	2,573
4.950% due 01/05/2036		300	288
Colombia Government International Bond 8.000% due 11/14/2035		1,300	1,340
Israel Government International Bond 5.375% due 03/12/2029		3,200	3,143
Korea Development Bank 5.625% due 10/23/2033		2,000	2,091
Korea Gas Corp. 5.000% due 07/08/2029 (b)		750	749
Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	81,282	3,976
4.490% due 05/25/2032	EUR	500	530
6.000% due 05/07/2036		$1,400	1,367
6.400% due 05/07/2054		1,200	1,146
Panama Government International Bond 7.500% due 03/01/2031		3,800	3,981
Peru Government International Bond 6.900% due 08/12/2037	PEN	2,500	625
Poland Government International Bond 5.125% due 09/18/2034		$2,300	2,265

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Province of British Columbia 4.750% due 06/12/2034		500	498
Romania Government International Bond
5.250% due 05/30/2032	EUR	1,800	1,878
5.500% due 09/18/2028		1,100	1,210
5.625% due 02/22/2036		2,030	2,123
Saudi Government International Bond
4.750% due 01/16/2030		$800	787
4.875% due 07/18/2033		400	391
5.000% due 01/16/2034		600	590

Total Sovereign Issues (Cost $35,798)			35,300

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Citigroup, Inc. 7.125% due 08/15/2029 •(e)		3,200,000	3,199
Goldman Sachs Group, Inc. 7.500% due 05/10/2029 •(e)		2,300,000	2,369
JPMorgan Chase & Co. 6.875% due 06/01/2029 •(e)		150,000	155

Total Preferred Securities (Cost $5,650)			5,723

Total Investments in Securities (Cost $1,673,823)			1,677,276

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		282,398	2,747

Total Short-Term Instruments (Cost $2,747)			2,747

Total Investments in Affiliates (Cost $2,747)			2,747

Total Investments 119.8% (Cost $1,676,570)			$1,680,023
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $7,201)			830
Other Assets and Liabilities, net (19.9)%			(278,659)

Net Assets 100.0%			$1,402,194

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

National Football League	5.480%	10/05/2028	03/14/2024	$4,000	$3,992	0.28%

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.200%	06/14/2024	07/11/2024	$(2,736)	$(2,743)
5.450	07/01/2024	07/08/2024	(77,175)	(77,174)
5.500	06/27/2024	07/05/2024	(3,623)	(3,626)
5.580	06/26/2024	07/03/2024	(3,876)	(3,879)
BRC	5.480	07/01/2024	07/08/2024	(2,400)	(2,400)
MSC	5.550	06/25/2024	07/02/2024	(5,596)	(5,601)
5.570	06/27/2024	07/01/2024	(77,462)	(77,510)
5.570	06/27/2024	07/02/2024	(4,211)	(4,213)

Total Reverse Repurchase Agreements	$(177,146)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

MSC	5.530%	06/28/2024	07/01/2024	$(1,607)	$(1,608)
UBS	5.390	05/22/2024	07/08/2024	(2,941)	(2,958)
5.420	05/03/2024	07/17/2024	(13,714)	(13,837)
5.430	06/04/2024	08/02/2024	(19,771)	(19,852)

Total Sale-Buyback Transactions	$(38,255)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	4.750%	11/15/2053	$1,866	$(1,861)	$(1,985)

Total Short Sales (0.1)%	$(1,861)	$(1,985)

(h)	Securities with an aggregate market value of $134,749 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(29,981) at a weighted average interest rate of 5.373%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(132) of deferred price drop.
(3)	Payable for short sales includes $(56) of accrued interest expense.

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	63	$6,714	$29	$0	$(6)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2024	10	$(1,410)	$(18)	$4	$0
Euro-Schatz September Futures	09/2024	40	(4,528)	(20)	2	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	297	(33,719)	(70)	144	0
U.S. Treasury Long-Term Bond September Futures	09/2024	196	(23,189)	(193)	196	0

$(301)	$346	$(1)

Total Futures Contracts	$(272)	$346	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	1.068%	$1,300	$161	$45	$206	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.382	200	(1)	5	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	2,800	(7)	52	45	2	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	1,400	8	(31)	(23)	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.422	2,000	223	64	287	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844	2,100	299	20	319	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.390	700	120	(1)	119	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	2,100	6	2	8	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.721	EUR	1,000	(10)	22	12	0	0

$799	$178	$977	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$105,400	$1,830	$425	$2,255	$0	$(7)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	185,000	4,162	(319)	3,843	0	(16)

$5,992	$106	$6,098	$0	$(23)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	07/18/2024	$7,500	$(67)	$(6)	$(73)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	5,300	178	(86)	92	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	9,900	404	32	436	173	0

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029	EUR	1,200	(2)	(3)	(5)	0	(1)
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	5,400	(25)	10	(15)	0	0

$488	$(53)	$435	$206	$(2)

Total Swap Agreements	$7,279	$231	$7,510	$210	$(25)

(j)	Securities with an aggregate market value of $9,904 and cash of $4,705 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2024	AUD	1,099	$732	$0	$(1)
07/2024	$2,315	AUD	3,475	3	0
08/2024	AUD	3,475	$2,317	0	(3)
BOA	07/2024	EUR	23,274	25,269	343	0
BRC	07/2024	AUD	2,376	1,582	0	(3)
07/2024	CAD	4,660	3,414	8	0
09/2024	MXN	19,915	1,063	0	(12)
CBK	07/2024	CHF	264	290	0	(4)
07/2024	SEK	36,153	3,405	0	(6)
09/2024	$5,492	INR	459,171	3	(3)
MBC	07/2024	EUR	1,766	$1,922	31	0
07/2024	GBP	3,176	4,039	24	0
07/2024	$3,406	CAD	4,663	3	0
07/2024	3,313	IDR	54,050,923	0	(9)
08/2024	CAD	4,660	$3,406	0	(3)
MYI	07/2024	$3,427	SEK	36,198	0	(12)
08/2024	SEK	36,142	$3,427	12	0
09/2024	$500	INR	41,806	0	0
RBC	07/2024	4,028	GBP	3,176	0	(13)
08/2024	GBP	3,176	$4,028	13	0
SCX	07/2024	$26,828	EUR	25,040	0	(11)
07/2024	1	MXN	21	0	0
08/2024	EUR	25,040	$26,867	12	0
09/2024	$4,139	INR	346,423	5	0
TOR	07/2024	CHF	12	$14	0	0
UAG	07/2024	2,788	3,086	0	(18)
07/2024	$3,414	CHF	3,063	0	(5)
08/2024	CHF	3,052	$3,414	5	0

Total Forward Foreign Currency Contracts	$462	$(103)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	1,100	$(5)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	1,100	(5)	0
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	1,300	(2)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	1,300	(2)	0
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	800	(3)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	800	(3)	(2)

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	June 30, 2024 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	800	(3)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,300	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,300	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,300	(5)	(7)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	1,300	(2)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	1,300	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,200	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,200	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	1,200	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	1,200	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,200	(5)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	1,200	(3)	(5)
ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	600	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	600	(2)	(3)

Total Written Options	$(78)	$(53)

(l)

Securities with an aggregate market value of $3 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,803	$2,803
Corporate Bonds & Notes
Banking & Finance	0	555,650	0	555,650
Industrials	0	445,780	3,992	449,772
Utilities	0	144,369	0	144,369
Municipal Bonds & Notes
Louisiana	0	395	0	395
Texas	0	388	0	388
U.S. Government Agencies	0	153,924	0	153,924
U.S. Treasury Obligations	0	318,980	0	318,980
Asset-Backed Securities	0	9,972	0	9,972
Sovereign Issues	0	35,300	0	35,300
Preferred Securities
Banking & Finance	0	5,723	0	5,723

$0	$1,670,481	$6,795	$1,677,276
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,747	$0	$0	$2,747

Total Investments	$2,747	$1,670,481	$6,795	$1,680,023

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,985)	$0	$(1,985)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	550	0	556
Over the counter	0	462	0	462

$6	$1,012	$0	$1,018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(31)	0	(32)
Over the counter	0	(156)	0	(156)

$(1)	$(187)	$0	$(188)

Total Financial Derivative Instruments	$5	$825	$0	$830

Totals	$2,752	$1,669,321	$6,795	$1,678,868

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Sector Fund Series – H	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Cohesity
TBD% due 03/08/2031 «µ	$20	$21
TBD% due 03/08/2031 «	200	200
Cotiviti, Inc. 8.579% due 05/01/2031	150	149
Fortress Intermediate 3, Inc. TBD% due 06/27/2031 «	100	100
LifePoint Health, Inc. 9.329% due 05/17/2031	50	50
Modena Buyer LLC TBD% due 04/18/2031	125	122
Triton Water Holdings, Inc. 9.335% due 03/31/2028	100	100
UKG, Inc. 8.576% due 02/10/2031	50	50
Vistra Zero Operating Co. LLC 8.094% due 04/30/2031	100	101

Total Loan Participations and Assignments (Cost $888)		893

CORPORATE BONDS & NOTES 73.7%
BANKING & FINANCE 12.5%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	75	76
Allied Universal Holdco LLC 4.625% due 06/01/2028	100	91
Ally Financial, Inc. 8.000% due 11/01/2031	50	55
Boost Newco Borrower LLC 7.500% due 01/15/2031	250	261
Brandywine Operating Partnership LP 8.875% due 04/12/2029	75	78
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	75	70
Burford Capital Global Finance LLC 6.875% due 04/15/2030	200	197
Credit Acceptance Corp. 9.250% due 12/15/2028	25	26
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	75	75
Encore Capital Group, Inc.
8.500% due 05/15/2030	100	102
9.250% due 04/01/2029	25	26
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	75	73
7.000% due 05/01/2031	100	102
Freedom Mortgage Corp. 12.000% due 10/01/2028	150	161
Freedom Mortgage Holdings LLC 9.125% due 05/15/2031	50	49
HAT Holdings LLC 3.375% due 06/15/2026	100	94
Hudson Pacific Properties LP 3.950% due 11/01/2027	100	84
Icahn Enterprises LP
5.250% due 05/15/2027	75	70
9.000% due 06/15/2030	25	25
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	75	64
Jane Street Group 7.125% due 04/30/2031	150	154
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	50	43
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	50	46
LFS Topco LLC 5.875% due 10/15/2026	75	69
Midcap Financial Issuer Trust 6.500% due 05/01/2028	75	71
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	150	151

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

Navient Corp. 5.000% due 03/15/2027	25	24
Newmark Group, Inc. 7.500% due 01/12/2029	75	77
OneMain Finance Corp. 3.500% due 01/15/2027	350	328
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)	75	49
Panther Escrow Issuer LLC 7.125% due 06/01/2031	150	152
Park Intermediate Holdings LLC 4.875% due 05/15/2029	75	70
Paysafe Finance PLC 4.000% due 06/15/2029	75	69
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	114
7.125% due 11/15/2030	50	50
PRA Group, Inc.
7.375% due 09/01/2025	75	75
8.875% due 01/31/2030	50	50
RHP Hotel Properties LP 4.750% due 10/15/2027	75	72
RLJ Lodging Trust LP 4.000% due 09/15/2029	75	66
Rocket Mortgage LLC 2.875% due 10/15/2026	125	117
SBA Communications Corp. 3.875% due 02/15/2027	100	95
Service Properties Trust 5.500% due 12/15/2027	100	93
SLM Corp. 3.125% due 11/02/2026	125	117
Starwood Property Trust, Inc. 7.250% due 04/01/2029	50	51
Sunrise FinCo BV 4.875% due 07/15/2031	25	23
UniCredit SpA 5.459% due 06/30/2035 •	100	94
VFH Parent LLC 7.500% due 06/15/2031	100	101

		4,200

INDUSTRIALS 57.6%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	25	26
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	25	23
Air Canada 3.875% due 08/15/2026	125	119
Albertsons Cos., Inc. 4.625% due 01/15/2027	100	97
Albion Financing SARL 8.750% due 04/15/2027	25	25
Alcoa Nederland Holding BV 7.125% due 03/15/2031	25	26
Allegiant Travel Co. 7.250% due 08/15/2027	100	95
Allison Transmission, Inc. 4.750% due 10/01/2027	75	73
Alta Equipment Group, Inc. 9.000% due 06/01/2029	50	46
Altice France SA 5.125% due 07/15/2029	150	99
AMC Networks, Inc. 4.250% due 02/15/2029	25	17
Amer Sports Co. 6.750% due 02/16/2031	25	25
American Airlines, Inc. 5.750% due 04/20/2029	250	243
ams-OSRAM AG 12.250% due 03/30/2029	75	78
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	75	74
Avantor Funding, Inc. 4.625% due 07/15/2028	75	71
Axalta Coating Systems LLC 3.375% due 02/15/2029	150	134
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	125	114
4.000% due 10/15/2030	275	242
Ball Corp. 2.875% due 08/15/2030	150	128
Bath & Body Works, Inc. 6.875% due 11/01/2035	75	76

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	125	128
Bausch Health Cos., Inc.
5.750% due 08/15/2027	100	80
11.000% due 09/30/2028	50	45
Beacon Roofing Supply, Inc. 4.125% due 05/15/2029	75	68
Block, Inc.
3.500% due 06/01/2031	75	65
6.500% due 05/15/2032	100	101
Boise Cascade Co. 4.875% due 07/01/2030	25	23
Brink's Co. 6.500% due 06/15/2029	50	51
Buckeye Partners LP 4.500% due 03/01/2028	75	71
Builders FirstSource, Inc. 5.000% due 03/01/2030	200	189
Cable One, Inc. 4.000% due 11/15/2030	50	37
Cablevision Lightpath LLC 3.875% due 09/15/2027	25	22
Caesars Entertainment, Inc. 6.500% due 02/15/2032	125	126
Capstone Borrower, Inc. 8.000% due 06/15/2030	25	26
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	75	70
Carnival Corp. 7.000% due 08/15/2029	225	233
CCO Holdings LLC
4.750% due 03/01/2030	350	303
5.375% due 06/01/2029	350	319
Chobani LLC 4.625% due 11/15/2028	100	95
Churchill Downs, Inc. 4.750% due 01/15/2028	125	119
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	125	116
Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/2027	75	72
Cloud Software Group, Inc. 6.500% due 03/31/2029	125	120
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029	75	74
Cogent Communications Group, Inc. 7.000% due 06/15/2027	50	50
Community Health Systems, Inc. 5.625% due 03/15/2027	250	233
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032 (a)	50	51
Connect Finco SARL 6.750% due 10/01/2026	50	48
Consolidated Communications, Inc. 6.500% due 10/01/2028	25	21
Coty, Inc. 4.750% due 01/15/2029	50	48
CQP Holdco LP 5.500% due 06/15/2031	125	119
Crescent Energy Finance LLC 7.375% due 01/15/2033	75	75
Crocs, Inc. 4.250% due 03/15/2029	25	23
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	125	113
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	75	78
DaVita, Inc. 4.625% due 06/01/2030	25	23
Diamond Foreign Asset Co. 8.500% due 10/01/2030	50	53
Directv Financing LLC 5.875% due 08/15/2027	125	118
DISH DBS Corp. 5.250% due 12/01/2026	50	40
Element Solutions, Inc. 3.875% due 09/01/2028	25	23
Embecta Corp. 5.000% due 02/15/2030	25	21
Emrld Borrower LP 6.750% due 07/15/2031 (a)	50	51
EQM Midstream Partners LP 4.750% due 01/15/2031	125	117
ESAB Corp. 6.250% due 04/15/2029	50	50

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

First Student Bidco, Inc. 4.000% due 07/31/2029	100	90
Fortrea Holdings, Inc. 7.500% due 07/01/2030	25	25
Frontier Communications Holdings LLC 5.875% due 10/15/2027	150	147
Garda World Security Corp. 6.000% due 06/01/2029	100	91
GFL Environmental, Inc. 4.375% due 08/15/2029	75	69
Global Medical Response, Inc. 10.000% due 10/31/2028	25	25
goeasy Ltd. 7.625% due 07/01/2029	75	77
Graphic Packaging International LLC 3.500% due 03/15/2028	75	69
Gray Television, Inc.
5.375% due 11/15/2031	75	43
10.500% due 07/15/2029	50	50
HealthEquity, Inc. 4.500% due 10/01/2029	150	140
Herc Holdings, Inc. 6.625% due 06/15/2029	50	51
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	125	108
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029	75	70
Hologic, Inc. 3.250% due 02/15/2029	125	112
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	50	51
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	25	25
Imola Merger Corp. 4.750% due 05/15/2029	175	164
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029	25	27
Ingevity Corp. 3.875% due 11/01/2028	75	68
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	125	121
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	100	93
International Game Technology PLC 5.250% due 01/15/2029	75	73
Jazz Securities DAC 4.375% due 01/15/2029	25	23
Kodiak Gas Services LLC 7.250% due 02/15/2029	100	103
LABL, Inc. 6.750% due 07/15/2026	150	148
Lamar Media Corp. 4.000% due 02/15/2030	50	45
Lamb Weston Holdings, Inc. 4.125% due 01/31/2030	75	68
Level 3 Financing, Inc.
10.500% due 05/15/2030	25	25
11.000% due 11/15/2029	100	102
LifePoint Health, Inc. 11.000% due 10/15/2030	150	165
Live Nation Entertainment, Inc. 4.750% due 10/15/2027	150	144
Madison IAQ LLC 4.125% due 06/30/2028	25	23
MajorDrive Holdings LLC 6.375% due 06/01/2029	75	71
Matador Resources Co. 6.500% due 04/15/2032	50	50
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	150	153
Medline Borrower LP 3.875% due 04/01/2029	300	276
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	25	25
MGM China Holdings Ltd. 4.750% due 02/01/2027	75	71
Mineral Resources Ltd. 9.250% due 10/01/2028	75	79
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	50	50
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	25	19
Nabors Industries, Inc. 7.375% due 05/15/2027	50	51
NCL Corp. Ltd. 5.875% due 02/15/2027	200	198

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

NCR Atleos Corp. 9.500% due 04/01/2029	25	27
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	75	72
New Fortress Energy, Inc.
6.500% due 09/30/2026	75	69
8.750% due 03/15/2029	50	46
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	75	78
Nexstar Media, Inc. 4.750% due 11/01/2028	50	44
NextEra Energy Operating Partners LP 7.250% due 01/15/2029	75	77
Noble Finance LLC 8.000% due 04/15/2030	200	208
Nordstrom, Inc. 5.000% due 01/15/2044	50	40
Northriver Midstream Finance LP
5.625% due 02/15/2026	125	125
6.750% due 07/15/2032 (a)	50	50
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	150	137
7.250% due 06/15/2031	75	75
ON Semiconductor Corp. 3.875% due 09/01/2028	75	69
Open Text Corp. 3.875% due 02/15/2028	100	93
Option Care Health, Inc. 4.375% due 10/31/2029	25	23
Organon & Co.
4.125% due 04/30/2028	225	209
7.875% due 05/15/2034	50	51
Outfront Media Capital LLC 4.250% due 01/15/2029	75	68
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029	50	51
Performance Food Group, Inc. 4.250% due 08/01/2029	125	114
Perrigo Finance Unlimited Co. 5.150% due 06/15/2030	50	46
PetSmart, Inc.
4.750% due 02/15/2028	50	46
7.750% due 02/15/2029	25	24
Phinia, Inc. 6.750% due 04/15/2029	50	51
Post Holdings, Inc. 4.500% due 09/15/2031	200	179
Prime Security Services Borrower LLC 5.750% due 04/15/2026	100	99
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	125	135
Rand Parent LLC 8.500% due 02/15/2030	75	76
Resorts World Las Vegas LLC 4.625% due 04/16/2029	75	67
Rivian Holdings LLC 11.310% due 10/15/2026 •	125	127
ROBLOX Corp. 3.875% due 05/01/2030	25	22
Rockcliff Energy LLC 5.500% due 10/15/2029	150	141
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	150	148
5.500% due 04/01/2028	200	198
Sabre Global, Inc. 8.625% due 06/01/2027	75	69
Scientific Games Holdings LP 6.625% due 03/01/2030	25	24
Scripps Escrow, Inc. 5.875% due 07/15/2027	25	15
Seadrill Finance Ltd. 8.375% due 08/01/2030	150	157
Seagate HDD Cayman
4.091% due 06/01/2029	50	46
5.750% due 12/01/2034	75	73
Sensata Technologies BV 4.000% due 04/15/2029	100	92
Simmons Foods, Inc. 4.625% due 03/01/2029	125	110
Sirius XM Radio, Inc. 4.000% due 07/15/2028	200	181
Sotera Health Holdings LLC 7.375% due 06/01/2031	25	25
Southwestern Energy Co. 5.375% due 03/15/2030	100	97

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

Spirit AeroSystems, Inc.
9.375% due 11/30/2029		50	54
9.750% due 11/15/2030		12	13
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		100	73
SS&C Technologies, Inc. 6.500% due 06/01/2032		125	126
Stagwell Global LLC 5.625% due 08/15/2029		125	116
Standard Industries, Inc. 4.750% due 01/15/2028		175	167
Star Parent, Inc. 9.000% due 10/01/2030		75	79
Station Casinos LLC
4.500% due 02/15/2028		125	118
6.625% due 03/15/2032		50	50
Sunoco LP 7.000% due 05/01/2029		150	154
TEGNA, Inc. 5.000% due 09/15/2029		75	66
Tenet Healthcare Corp. 4.625% due 06/15/2028		350	333
Tenneco, Inc. 8.000% due 11/17/2028		40	36
Toledo Hospital 6.015% due 11/15/2048		25	21
TopBuild Corp. 4.125% due 02/15/2032		150	132
TransDigm, Inc.
4.625% due 01/15/2029		75	70
6.375% due 03/01/2029		325	327
Transocean, Inc. 8.750% due 02/15/2030		68	71
Travel & Leisure Co. 6.000% due 04/01/2027		75	75
TriNet Group, Inc. 3.500% due 03/01/2029		25	22
Twilio, Inc. 3.875% due 03/15/2031		25	22
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		25	25
U.S. Foods, Inc. 4.750% due 02/15/2029		150	142
Uber Technologies, Inc. 4.500% due 08/15/2029		125	119
UKG, Inc. 6.875% due 02/01/2031		150	152
United Airlines, Inc. 4.625% due 04/15/2029		125	117
United Rentals North America, Inc. 3.875% due 02/15/2031		125	112
Univision Communications, Inc.
6.625% due 06/01/2027		100	96
8.500% due 07/31/2031		25	24
Valaris Ltd. 8.375% due 04/30/2030		200	207
Vallourec SACA 7.500% due 04/15/2032		75	78
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		225	205
Venture Global LNG, Inc. 9.500% due 02/01/2029		375	411
Viavi Solutions, Inc. 3.750% due 10/01/2029		100	85
Victoria's Secret & Co. 4.625% due 07/15/2029		25	21
Viper Energy Partners LP 5.375% due 11/01/2027		50	49
Vital Energy, Inc. 7.875% due 04/15/2032		75	76
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		325	275
VOC Escrow Ltd. 5.000% due 02/15/2028		150	145
Walgreens Boots Alliance, Inc. 2.125% due 11/20/2026	EUR	125	126
Wand NewCo 3, Inc. 7.625% due 01/30/2032		$150	155
Weatherford International Ltd. 8.625% due 04/30/2030		50	52
Western Digital Corp. 4.750% due 02/15/2026		100	98
Williams Scotsman, Inc. 6.625% due 06/15/2029		50	50
WMG Acquisition Corp. 3.000% due 02/15/2031		250	216

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

Wrangler Holdco Corp. 6.625% due 04/01/2032	50	50
Wynn Resorts Finance LLC 7.125% due 02/15/2031	150	156
XPO, Inc. 7.125% due 06/01/2031	75	77
Yum! Brands, Inc. 4.750% due 01/15/2030	100	95
ZF North America Capital, Inc. 6.750% due 04/23/2030	150	153
Ziggo BV 4.875% due 01/15/2030	100	89
ZipRecruiter, Inc. 5.000% due 01/15/2030	75	65
ZoomInfo Technologies LLC 3.875% due 02/01/2029	75	68

		19,305

UTILITIES 3.6%
AES Corp. 7.600% due 01/15/2055 •	50	51
Antero Midstream Partners LP 5.750% due 03/01/2027	100	99
Blue Racer Midstream LLC 7.000% due 07/15/2029	100	102
Clearway Energy Operating LLC 3.750% due 02/15/2031	75	65
Edison International 8.125% due 06/15/2053 •	75	78
Electricite de France SA 9.125% due 03/15/2033 •(e)	75	82
Genesis Energy LP 8.000% due 01/15/2027	100	102
Hilcorp Energy LP 6.875% due 05/15/2034	50	49
PBF Holding Co. LLC 6.000% due 02/15/2028	25	24
Tallgrass Energy Partners LP 7.375% due 02/15/2029	150	151
Telecom Italia Capital SA 7.200% due 07/18/2036	100	96
TerraForm Power Operating LLC 5.000% due 01/31/2028	75	72
Vodafone Group PLC 5.125% due 06/04/2081 •	50	37
Yinson Production Financial Services Pte Ltd. 9.625% due 05/03/2029	200	200

		1,208

Total Corporate Bonds & Notes (Cost $24,676)		24,713

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Notes
3.250% due 06/30/2027	4,150	4,005
4.000% due 02/15/2034	525	509

Total U.S. Treasury Obligations (Cost $4,530)		4,514

SHORT-TERM INSTRUMENTS 1.5%
U.S. TREASURY BILLS 1.5%
5.357% due 07/30/2024 (c)(d)	500	498

Total Short-Term Instruments (Cost $498)		498

Total Investments in Securities (Cost $30,592)		30,618

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	241,986	2,354

Total Short-Term Instruments (Cost $2,354)		2,354

Total Investments in Affiliates (Cost $2,354)		2,354

Total Investments 98.4% (Cost $32,946)		$32,972
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $312)		0

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

Other Assets and Liabilities, net 1.6%	533

Net Assets 100.0%	$33,505

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2024	9	$959	$4	$1	$(1)

Total Futures Contracts	$4	$1	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2028	1.687%	$125	$12	$4	$16	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.689	100	10	3	13	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	1.915	175	(14)	8	(6)	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.581	EUR	100	22	(1)	21	0	0

$30	$14	$44	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$792	$51	$1	$52	$0	$0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	3,400	231	(14)	217	0	(2)

$282	$(13)	$269	$0	$(2)

Total Swap Agreements	$312	$1	$313	$0	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	EUR	120	$130	$2	$0

Total Forward Foreign Currency Contracts					$2	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Loan Participations and Assignments			$0	$572	$321	$893
Corporate Bonds & Notes
Banking & Finance			0	4,200	0	4,200
Industrials			0	19,305	0	19,305
Utilities			0	1,208	0	1,208
U.S. Treasury Obligations			0	4,514	0	4,514
Short-Term Instruments
U.S. Treasury Bills			0	498	0	498

			$0	$30,297	$321	$30,618
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$2,354	$0	$0	$2,354

Total Investments			$2,354	$30,297	$321	$32,972

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0	1	0	1
Over the counter			0	2	0	2

			$0	$3	$0	$3
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			$0	$(3)	$0	$(3)

Total Financial Derivative Instruments			$0	$0	$0	$0

Totals			$2,354	$30,297	$321	$32,972

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.0% ¤
CORPORATE BONDS & NOTES 58.2%
BANKING & FINANCE 36.8%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$3,016	$2,975
2.875% due 08/14/2024		31,656	31,530
3.500% due 01/15/2025		200	198
Ally Financial, Inc.
4.625% due 03/30/2025		33,211	32,910
5.125% due 09/30/2024		10,000	9,975
5.800% due 05/01/2025		1,780	1,779
American Express Co. 5.645% due 04/23/2027 •		6,600	6,628
American Honda Finance Corp.
5.914% due 02/12/2025 •		3,065	3,069
6.025% due 01/10/2025 •		41,700	41,782
6.139% (SOFRINDX + 0.780%) due 04/23/2025 ~		12,468	12,506
6.144% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,110	1,115
American Tower Corp.
2.950% due 01/15/2025		22,089	21,747
4.000% due 06/01/2025		18,833	18,538
Athene Global Funding
0.914% due 08/19/2024		1,660	1,649
1.450% due 01/08/2026		9,818	9,221
1.716% due 01/07/2025		8,630	8,446
2.500% due 01/14/2025		4,702	4,618
2.550% due 06/29/2025		700	679
6.214% (SOFRINDX + 0.850%) due 05/08/2026 ~		8,500	8,503
Aviation Capital Group LLC 4.875% due 10/01/2025		2,000	1,974
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		27,664	26,016
2.875% due 02/15/2025		19,000	18,617
Bank of America Corp.
3.093% due 10/01/2025 •		11,000	10,924
3.366% due 01/23/2026 •		3,000	2,959
3.384% due 04/02/2026 •		22,200	21,806
6.359% (US0003M + 0.770%) due 02/05/2026 ~		12,026	12,063
Bank of Montreal 5.359% due 07/17/2024 ~	AUD	27,550	18,382
Bank of Nova Scotia 5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~		$1,540	1,540
Bank of Queensland Ltd.
5.241% due 12/18/2024 ~	AUD	7,100	4,743
5.393% due 07/18/2024 ~(e)		450	300
5.440% due 05/14/2025 ~		17,800	11,931
5.509% due 10/30/2024 ~		14,250	9,523
5.511% due 10/29/2025 ~		5,500	3,684
Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		$7,700	7,764
6.489% (SOFRRATE + 1.130%) due 01/23/2027 ~		3,700	3,734
6.756% due 07/13/2026 ~		6,500	6,593
Barclays PLC
2.852% due 05/07/2026 •		6,400	6,241
3.650% due 03/16/2025		30,612	30,151
4.375% due 01/12/2026		1,100	1,082
BNP Paribas SA
2.219% due 06/09/2026 •		27,425	26,516
2.819% due 11/19/2025 •		22,016	21,744
3.375% due 01/09/2025		4,495	4,437
BPCE SA
2.375% due 01/14/2025		22,500	22,059
5.926% (SOFRRATE + 0.570%) due 01/14/2025 ~		3,000	3,003
5.952% due 06/05/2025 ~	AUD	1,500	1,008
6.334% (SOFRRATE + 0.960%) due 09/25/2025 ~		$8,444	8,502
Charles Schwab Corp. 6.421% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	505
Citigroup, Inc.
3.106% due 04/08/2026 •		18,000	17,638
6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~		37,979	38,016
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		1,250	1,161
1.980% due 12/15/2027 •		4,100	3,762
6.064% (SOFRINDX + 0.710%) due 01/09/2026 ~		41,500	41,662

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.081% (SOFRINDX + 0.710%) due 03/05/2027 ~		5,800	5,818
Corebridge Global Funding 5.750% due 07/02/2026		8,000	8,032
Credit Agricole SA
3.250% due 10/04/2024		23,900	23,749
5.451% due 09/25/2024 ~	AUD	5,800	3,870
Crown Castle, Inc. 3.200% due 09/01/2024		$12,915	12,851
Danske Bank AS
0.976% due 09/10/2025 •		3,996	3,957
1.621% due 09/11/2026 •		7,500	7,130
6.259% due 09/22/2026 •		2,985	3,007
6.466% due 01/09/2026 •		2,000	2,006
DBS Group Holdings Ltd. 5.667% (SOFRINDX + 0.300%) due 11/22/2024 ~		2,000	2,000
Deutsche Bank AG 3.961% due 11/26/2025 •		3,477	3,448
Federation des Caisses Desjardins du Quebec 2.050% due 02/10/2025		1,600	1,565
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		11,800	11,539
3.664% due 09/08/2024		715	712
4.063% due 11/01/2024		12,554	12,480
4.134% due 08/04/2025		11,876	11,658
4.389% due 01/08/2026		2,650	2,595
4.687% due 06/09/2025		5,016	4,960
5.125% due 06/16/2025		17,625	17,497
6.950% due 03/06/2026		4,046	4,113
GA Global Funding Trust
0.800% due 09/13/2024		9,750	9,642
3.850% due 04/11/2025		9,375	9,227
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~		7,430	7,428
General Motors Financial Co., Inc.
2.750% due 06/20/2025		583	567
2.900% due 02/26/2025		27,000	26,497
3.800% due 04/07/2025		8,000	7,881
4.350% due 04/09/2025		11,326	11,207
5.976% (SOFRRATE + 0.620%) due 10/15/2024 ~		3,643	3,645
6.434% (SOFRINDX + 1.050%) due 07/15/2027 ~		8,100	8,106
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,672	1,681
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		13,123	13,039
5.700% due 11/01/2024		9,900	9,904
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		13,000	13,002
5.848% (SOFRRATE + 0.490%) due 10/21/2024 ~		2,000	2,000
5.876% (SOFRRATE + 0.505%) due 09/10/2024 ~		5,350	5,350
6.754% (US0003M + 1.170%) due 05/15/2026 ~		18,455	18,591
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		7,185	6,833
HSBC Holdings PLC
2.999% due 03/10/2026 •		7,151	7,017
6.801% (SOFRRATE + 1.430%) due 03/10/2026 ~		2,500	2,516
6.985% (US0003M + 1.380%) due 09/12/2026 ~		5,990	6,057
ING Groep NV
3.869% due 03/28/2026 •		23,608	23,269
6.385% (SOFRINDX + 1.010%) due 04/01/2027 ~		2,500	2,508
7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~		13,000	13,110
Jackson National Life Global Funding
1.750% due 01/12/2025		8,000	7,823
5.600% due 04/10/2026		3,500	3,494
JPMorgan Chase & Co.
2.005% due 03/13/2026 •		4,800	4,677
2.301% due 10/15/2025 •		2,767	2,739
5.546% due 12/15/2025 •		43,000	42,961
5.971% (SOFRRATE + 0.600%) due 12/10/2025 ~		2,767	2,772
6.278% (SOFRRATE + 0.920%) due 04/22/2028 ~		3,000	3,013
6.289% (SOFRRATE + 0.920%) due 02/24/2026 ~		1,000	1,004
6.680% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,513
LeasePlan Corp. NV 2.875% due 10/24/2024		1,500	1,486
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		29,615	29,021
3.511% due 03/18/2026 •		3,700	3,639
3.870% due 07/09/2025 •		25,199	25,188
6.934% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,698
Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •		14,300	14,264
3.837% due 04/17/2026 •		400	394
5.063% due 09/12/2025 •		5,220	5,211
5.541% due 04/17/2026 •		4,700	4,696
5.695% due 10/01/2024 ~	AUD	3,900	2,605
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		$1,475	1,480
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~		8,600	8,619
6.796% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,400	1,411
7.007% (SOFRRATE + 1.650%) due 07/18/2025 ~		12,600	12,608

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

Mizuho Bank Ltd.
4.883% due 02/21/2025 ~	AUD	27,500	18,356
5.195% due 02/23/2026 ~		20,500	13,730
5.215% due 08/22/2025 ~		5,000	3,349
Morgan Stanley
2.188% due 04/28/2026 •		$16,200	15,735
2.720% due 07/22/2025 •		27,568	27,517
5.869% (SOFRRATE + 0.509%) due 01/22/2025 ~		18,400	18,411
Morgan Stanley Bank NA 6.137% (SOFRRATE + 0.780%) due 07/16/2025 ~		2,305	2,316
MUFG Bank Ltd.
4.878% due 09/26/2024 ~	AUD	19,500	13,013
5.215% due 02/17/2026 ~		21,100	14,134
NatWest Markets PLC
0.800% due 08/12/2024		$5,883	5,849
6.824% due 03/22/2025 ~		1,600	1,611
New York Life Global Funding 5.936% due 01/16/2026 •		12,300	12,334
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		6,060	5,550
Nomura Holdings, Inc. 2.648% due 01/16/2025		53,956	53,040
Nordea Bank Abp 6.114% (SOFRRATE + 0.740%) due 03/19/2027 ~		3,100	3,112
Nuveen Finance LLC 4.125% due 11/01/2024		4,400	4,373
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	603,200	85,265
2.000% due 01/01/2025		67,700	9,656
ORIX Corp. 3.250% due 12/04/2024		$800	792
Oversea-Chinese Banking Corp. Ltd. 5.123% due 05/18/2026 ~	AUD	14,000	9,374
Protective Life Global Funding 0.781% due 07/05/2024		$8,000	7,996
Public Storage Operating Co.
5.960% (SOFRINDX + 0.600%) due 07/25/2025 ~		4,400	4,414
6.056% (SOFRINDX + 0.700%) due 04/16/2027 ~		4,000	4,014
Realkredit Danmark AS 1.000% due 01/01/2025	DKK	88,200	12,507
Royal Bank of Canada 6.308% (SOFRINDX + 0.950%) due 01/19/2027 ~		$7,600	7,662
Skandinaviska Enskilda Banken AB 6.261% (SOFRRATE + 0.890%) due 03/05/2027 ~		18,866	19,036
Societe Generale SA
2.226% due 01/21/2026 •		27,000	26,413
2.625% due 10/16/2024		13,900	13,771
2.625% due 01/22/2025		9,452	9,270
4.351% due 06/13/2025		1,100	1,088
6.408% (SOFRRATE + 1.050%) due 01/21/2026 ~		150	150
Standard Chartered PLC
2.819% due 01/30/2026 •		25,400	24,953
6.266% due 11/23/2025		2,000	2,002
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~		16,900	16,917
7.776% due 11/16/2025 •		25,353	25,526
Sumitomo Mitsui Banking Corp.
5.193% due 02/20/2026 ~	AUD	9,800	6,563
5.461% due 07/28/2026 ~		5,000	3,362
Sumitomo Mitsui Financial Group, Inc.
5.606% (BBSW3M + 1.250%) due 10/16/2024 ~		22,800	15,234
6.235% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,561
6.655% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,233
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~		7,860	7,982
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	693
5.650% due 09/14/2026		4,892	4,923
5.762% due 09/16/2024		700	700
5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~		9,460	9,465
Swedbank AB
5.337% due 09/20/2027		34,955	34,845
6.136% due 09/12/2026		14,400	14,650
6.264% due 04/04/2025 ~		4,600	4,617
Toronto-Dominion Bank
3.226% due 07/24/2024	CAD	200	146
5.346% due 07/10/2024 ~	AUD	10,030	6,692
Toyota Motor Credit Corp. 6.257% (SOFRINDX + 0.890%) due 05/18/2026 ~		$3,500	3,529
UBS AG
3.625% due 09/09/2024		5,750	5,723
4.750% due 08/09/2024		10,205	10,193
4.835% due 02/26/2026 ~	AUD	2,000	1,331
5.279% due 07/30/2025 ~		15,200	10,172
UBS Group AG
2.593% due 09/11/2025 •		$20,900	20,762
4.490% due 08/05/2025 •		6,000	5,991
5.711% due 01/12/2027 •		1,500	1,501

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.944% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,211
United Overseas Bank Ltd. 5.101% due 03/16/2026	AUD	6,000	4,014
Ventas Realty LP 3.500% due 02/01/2025		$4,675	4,610
VICI Properties LP 4.375% due 05/15/2025		8,695	8,587
Wells Fargo & Co.
2.164% due 02/11/2026 •		33,500	32,779
2.188% due 04/30/2026 •		4,700	4,565
2.406% due 10/30/2025 •		34,963	34,569
3.908% due 04/25/2026 •		6,300	6,207
Weyerhaeuser Co. 4.750% due 05/15/2026		24,200	23,932

			1,979,866

INDUSTRIALS 17.5%
Amgen, Inc. 5.250% due 03/02/2025		2,228	2,224
APA Infrastructure Ltd. 4.200% due 03/23/2025		2,700	2,669
Arrow Electronics, Inc.
3.250% due 09/08/2024		2,000	1,989
4.000% due 04/01/2025		15,238	15,035
Ausgrid Finance Pty. Ltd. 3.750% due 10/30/2024	AUD	9,320	6,191
BAT Capital Corp.
2.789% due 09/06/2024		$12,800	12,719
3.222% due 08/15/2024		48,772	48,591
Baxter International, Inc.
1.322% due 11/29/2024		11,261	11,058
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~		9,270	9,265
Bayer U.S. Finance LLC
3.375% due 07/15/2024		13,510	13,496
3.375% due 10/08/2024		11,900	11,815
4.250% due 12/15/2025		26,300	25,742
4.375% due 12/15/2028		1,500	1,425
5.500% due 08/15/2025		700	696
Berry Global, Inc.
1.570% due 01/15/2026		8,800	8,272
4.875% due 07/15/2026		7,634	7,503
Boeing Co.
2.196% due 02/04/2026		3,272	3,077
2.250% due 06/15/2026		983	916
2.600% due 10/30/2025		5,000	4,784
4.875% due 05/01/2025		27,690	27,401
Broadcom, Inc. 3.625% due 10/15/2024		6,318	6,278
Campbell Soup Co. 3.950% due 03/15/2025		1,718	1,697
Carrier Global Corp. 2.242% due 02/15/2025		27,058	26,488
CDW LLC 4.125% due 05/01/2025		1,373	1,352
Cox Communications, Inc.
3.150% due 08/15/2024		1,691	1,685
3.850% due 02/01/2025		6,700	6,620
Daimler Truck Finance North America LLC
6.076% due 12/13/2024		270	271
6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~		4,040	4,049
Dell International LLC 4.000% due 07/15/2024		7,000	6,995
Delta Air Lines, Inc. 7.000% due 05/01/2025		3,196	3,221
Discovery Communications LLC 3.450% due 03/15/2025		1,010	993
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,494
Energy Transfer LP
2.900% due 05/15/2025		17,864	17,431
4.050% due 03/15/2025		17,703	17,513
5.750% due 04/01/2025		2,018	2,013
ERAC USA Finance LLC 3.850% due 11/15/2024		1,000	993
Expedia Group, Inc. 6.250% due 05/01/2025		1,497	1,500
Fiserv, Inc. 2.750% due 07/01/2024		2,670	2,670
Fox Corp. 3.050% due 04/07/2025		7,527	7,377
General Motors Co.
4.000% due 04/01/2025		1,800	1,776
6.125% due 10/01/2025		2,600	2,614
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,774

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

Global Payments, Inc. 1.500% due 11/15/2024		8,156	8,033
Haleon U.K. Capital PLC 3.125% due 03/24/2025		40,590	39,860
HCA, Inc.
5.250% due 04/15/2025		20,006	19,917
5.375% due 02/01/2025		33,842	33,734
Humana, Inc. 1.350% due 02/03/2027		4,000	3,625
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025		17,100	16,831
Hyatt Hotels Corp. 5.375% due 04/23/2025		5,000	4,981
Hyundai Capital America
1.000% due 09/17/2024		34,226	33,873
5.800% due 06/26/2025		7,716	7,724
6.854% (SOFRRATE + 1.500%) due 01/08/2027 ~		10,400	10,560
Imperial Brands Finance PLC
3.125% due 07/26/2024		15,150	15,122
3.500% due 07/26/2026		5,200	4,995
4.250% due 07/21/2025		5,500	5,418
JDE Peet's NV 0.800% due 09/24/2024		3,000	2,959
Kinder Morgan Energy Partners LP 4.250% due 09/01/2024		265	264
KLA Corp. 4.650% due 11/01/2024		320	319
Mercedes-Benz Finance North America LLC 6.023% (SOFRRATE + 0.670%) due 01/09/2026 ~		28,500	28,640
Microchip Technology, Inc. 0.983% due 09/01/2024		12,955	12,846
Mitsubishi Corp. 2.500% due 07/09/2024		4,400	4,398
Panasonic Holdings Corp. 2.679% due 07/19/2024		1,000	998
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		19,952	19,952
QatarEnergy 1.375% due 09/12/2026		3,900	3,597
Renesas Electronics Corp. 1.543% due 11/26/2024		3,141	3,085
Revvity, Inc. 0.850% due 09/15/2024		8,971	8,870
Reynolds American, Inc. 4.450% due 06/12/2025		1,356	1,341
Rogers Communications, Inc. 2.950% due 03/15/2025		46,676	45,770
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025		21,445	21,406
Southwest Airlines Co. 5.250% due 05/04/2025		5,926	5,900
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		563	559
Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025		18,623	18,280
3.625% due 04/28/2026		31,100	30,115
T-Mobile USA, Inc. 3.500% due 04/15/2025		30,484	29,977
TD SYNNEX Corp. 1.250% due 08/09/2024		10,870	10,812
Thomson Reuters Corp. 3.850% due 09/29/2024		7,200	7,161
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (e)	CAD	6,500	4,724
Tyson Foods, Inc. 3.950% due 08/15/2024		$6,248	6,232
VMware, Inc.
1.000% due 08/15/2024		32,231	32,035
4.500% due 05/15/2025		14,000	13,868
Volkswagen Group of America Finance LLC 6.252% due 09/12/2025		90	91
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		28,101	27,671
3.788% due 03/15/2025		21,326	21,019
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		4,000	3,904
Woodside Finance Ltd.
3.650% due 03/05/2025		9,300	9,170
3.700% due 09/15/2026		5,000	4,811
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024		2,410	2,370

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.550% due 04/01/2025		15,089	14,841

			938,330

UTILITIES 3.9%
AT&T, Inc. 4.000% due 11/25/2025 (e)	CAD	10,000	7,213
Avangrid, Inc.
3.150% due 12/01/2024		$1,000	989
3.200% due 04/15/2025		11,200	10,969
Black Hills Corp. 1.037% due 08/23/2024		782	776
Dominion Energy, Inc. 3.071% due 08/15/2024 þ		22,101	22,014
DTE Energy Co.
2.529% due 10/01/2024 þ		4,065	4,028
4.220% due 11/01/2024 þ		25,671	25,525
Enel Finance International NV
2.650% due 09/10/2024		20,243	20,109
4.500% due 06/15/2025		7,990	7,886
6.800% due 10/14/2025		647	658
Eversource Energy 3.150% due 01/15/2025		6,870	6,778
FirstEnergy Corp. 2.050% due 03/01/2025		978	954
FirstEnergy Transmission LLC 4.350% due 01/15/2025		1,242	1,231
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		24,012	24,123
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		3,000	2,980
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024		694	689
KT Corp. 4.000% due 08/08/2025		7,100	6,995
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		22,300	22,348
6.121% (SOFRINDX + 0.760%) due 01/29/2026 ~		14,000	14,037
Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,196
4.950% due 06/08/2025		4,900	4,858
Southern California Edison Co. 5.350% due 03/01/2026		4,400	4,393
Spire Missouri, Inc. 5.871% (SOFRRATE + 0.500%) due 12/02/2024 ~		18,125	18,127

			208,876

Total Corporate Bonds & Notes (Cost $3,130,594)			3,127,072

U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
1.250% due 05/25/2043		4,992	4,403
5.743% due 03/25/2048 - 06/25/2048 •		7,512	7,418
5.750% due 01/25/2048 •		1,439	1,410
5.763% due 01/25/2045 •		2,513	2,440
5.788% due 12/25/2048 •		8,961	8,807
5.793% due 10/25/2044 - 05/25/2058 •		36,841	36,296
5.810% due 06/01/2031		5,600	5,711
5.843% due 07/25/2044 - 09/25/2049 •		12,893	12,707
5.850% due 09/25/2043 - 07/25/2050 •		12,980	12,680
5.863% due 11/25/2046 •		1,406	1,372
5.883% due 12/25/2046 •		1,239	1,224
5.893% due 07/25/2046 •		13,783	13,672
5.900% due 07/25/2049 - 08/25/2049 •		20,507	20,106
5.950% due 12/25/2049 - 01/25/2050 •		8,001	7,861
6.124% due 01/25/2051 •		6,694	6,697
Federal Home Loan Bank
5.300% due 12/06/2024		26,600	26,581
5.500% due 09/04/2025		35,000	34,981
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		44,301	37,193
1.500% due 12/15/2042		3,284	2,725
2.500% due 10/25/2048		1,965	1,738
2.745% due 01/25/2026		5,200	5,017
3.208% due 02/25/2026		5,200	5,053
5.310% due 11/15/2024		2,600	2,598
5.360% due 11/22/2024		700	700
5.375% due 04/24/2025		40,000	39,974
5.500% due 02/13/2026		28,000	27,976
5.763% due 05/15/2038 •		2,185	2,215
5.773% due 05/15/2041 •		2,045	2,008
5.783% due 06/15/2040 •		1,891	1,833
5.793% due 12/15/2036 - 09/15/2044 •		104,171	103,208
5.843% due 01/15/2037 - 01/15/2040 •		2,087	2,083
5.848% due 06/15/2035 - 12/15/2046 •		9,546	9,381

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.878% due 06/15/2036 •		685	680
5.883% due 11/15/2042 •		1,014	1,012
5.893% due 12/15/2037 - 05/15/2038 •		2,279	2,226
5.898% due 09/15/2048 - 08/15/2049 •		3,908	3,830
6.224% due 12/15/2050 •		12,260	12,143
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,356	2,895
4.000% due 07/20/2049 •		1,089	994
5.000% due 04/20/2037 •		713	701
5.659% due 09/20/2067 •		4,458	4,493
5.753% due 03/20/2037 •		893	883
5.844% due 02/20/2043 •		16,443	16,081
5.903% due 04/20/2049 •		4,883	4,802
5.907% due 06/20/2067 •		196	195
5.937% due 04/20/2061 •		259	259
6.137% due 04/20/2070 •		11,757	11,685
6.187% due 08/20/2067 •		1,223	1,227
6.201% due 08/20/2062 ~		749	746
6.522% due 04/20/2067 •		2,479	2,493
6.525% due 07/20/2067 •		4,430	4,460
6.723% due 06/20/2067 •		2,540	2,560
6.859% due 11/20/2067 •		788	794

Total U.S. Government Agencies (Cost $536,576)			523,227

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (g)		117,271	117,444

Total U.S. Treasury Obligations (Cost $117,405)			117,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
280 Park Avenue Mortgage Trust 6.507% due 09/15/2034 •		15,000	14,549
Ashford Hospitality Trust 6.401% due 04/15/2035 •		4,945	4,910
Atrium Hotel Portfolio Trust 6.576% due 06/15/2035 •		5,000	4,977
Avon Finance PLC 6.134% due 12/28/2049 •	GBP	21,681	27,409
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		$2,000	1,933
Beneria Cowen & Pritzer Collateral Funding Corp. 6.242% due 06/15/2038 •		5,000	4,697
Bruegel DAC 4.622% due 05/22/2031	EUR	9,433	9,824
BSREP Commercial Mortgage Trust 6.393% due 08/15/2038 •		$4,170	3,907
BX Trust
6.173% due 10/15/2036 •		12,216	12,054
6.343% due 10/15/2036 •		37,600	37,161
Canada Square Funding PLC 6.434% due 12/17/2056 •	GBP	20,093	25,492
Classic RMBS Trust 1.433% due 11/15/2051	CAD	1,807	1,295
Commercial Mortgage Trust 3.373% due 10/10/2048		$411	405
Credit Suisse Commercial Mortgage Trust 6.510% due 06/15/2034 •		8,391	7,821
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		106	106
DBCG Mortgage Trust 8.500% due 06/15/2034 •		8,771	8,771
DROP Mortgage Trust 6.593% due 10/15/2043 •		25,400	24,234
Extended Stay America Trust 6.523% due 07/15/2038 •		52,198	52,037
Fannie Mae 3.500% due 06/25/2048		4,435	4,130
Finsbury Square Green PLC 5.883% due 12/16/2067 •	GBP	1,871	2,360
Ginnie Mae 6.433% due 05/20/2073 •		$3,345	3,395
JP Morgan Chase Commercial Mortgage Securities Trust
6.453% due 06/15/2038 •		9,000	8,873
6.493% due 04/15/2038 •		8,126	8,127
Lehman XS Trust 6.000% due 12/25/2035 •		320	293
MFA Trust
1.131% due 07/25/2060 ~		17,863	15,792
1.381% due 04/25/2065 ~		4,438	4,118
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		2,529	2,398
OBX Trust 5.988% due 12/01/2064 þ		6,398	6,400

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

RESIMAC Premier 6.094% due 02/03/2053 •		8,894	8,879
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		823	785
Taurus U.K. DAC 6.084% due 05/17/2031 •	GBP	15,784	19,856
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$11,126	10,417
2.900% due 10/25/2059 ~		4,505	4,216
6.060% due 02/25/2057 •		327	334
UWM Mortgage Trust 5.000% due 12/25/2051 •		10,970	10,178
VASA Trust 6.343% due 07/15/2039 •		14,500	13,436
Verus Securitization Trust
1.262% due 10/25/2063 ~		200	186
5.712% due 01/25/2069 þ		9,401	9,347

Total Non-Agency Mortgage-Backed Securities (Cost $391,851)			375,102

ASSET-BACKED SECURITIES 18.2%
522 Funding CLO Ltd. 6.626% due 10/20/2031 •		23,875	23,888
American Express Credit Account Master Trust 5.230% due 09/15/2028		3,100	3,112
American Money Management Corp. CLO Ltd. 6.537% due 11/10/2030 •		3,582	3,586
Apidos CLO 6.509% due 07/17/2030 •		8,196	8,207
Ares CLO Ltd. 6.640% due 01/15/2032 •		2,169	2,172
Ares European CLO DAC
4.566% due 10/15/2030 •	EUR	11,216	12,012
4.686% due 10/15/2031 •		13,802	14,792
BA Credit Card Trust
4.790% due 05/15/2028		$12,805	12,727
4.930% due 05/15/2029		11,000	11,014
Benefit Street Partners CLO Ltd. 6.609% due 01/17/2032 •		4,800	4,809
Black Diamond CLO DAC 4.757% due 01/20/2032	EUR	743	796
Blackrock European CLO DAC 4.526% due 10/15/2031 •		32,396	34,607
BMW Vehicle Lease Trust 5.735% due 07/27/2026 •		$7,500	7,507
BXMT Ltd. 6.843% due 11/15/2037 •		19,316	18,959
Cairn CLO DAC 4.686% due 10/15/2031 •	EUR	25,768	27,493
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		$5,000	4,907
Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	247	265
4.718% due 08/15/2032 •		5,497	5,878
Carlyle Global Market Strategies Euro CLO DAC 4.578% due 11/15/2031		21,613	23,040
Carlyle U.S. CLO Ltd. 6.586% due 04/20/2031 •		$6,339	6,345
CarMax Auto Owner Trust 5.720% due 11/16/2026		1,473	1,473
CarVal CLO Ltd. 6.554% due 07/16/2031 •		3,500	3,503
Chase Auto Owner Trust 5.480% due 04/26/2027		7,100	7,095
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		10,000	9,995
Citizens Auto Receivables Trust 5.430% due 10/15/2026		23,400	23,376
Commonbond Student Loan Trust 2.550% due 05/25/2041		168	157
Cumulus Static CLO DAC 5.025% due 11/15/2033 •	EUR	6,950	7,439
Discover Card Execution Note Trust 5.030% due 10/15/2027		$15,000	14,950
Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	20,014	21,398
4.688% due 05/15/2034 •		16,450	17,614
Dryden Senior Loan Fund
6.570% due 04/15/2028 •		$3,074	3,077
6.610% due 04/15/2029 •		895	896
ECMC Group Student Loan Trust 6.200% due 02/27/2068 •		10,195	10,164
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		4,011	4,015
Fifth Third Auto Trust 5.800% due 11/16/2026		6,741	6,747

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

Ford Auto Securitization Trust 5.889% due 05/15/2026	CAD	1,718	1,278
Ford Credit Auto Owner Trust
5.400% due 04/15/2027		$20,000	20,004
6.053% due 03/15/2026 •		4,636	4,640
Gallatin CLO Ltd. 6.680% due 07/15/2031 •		17,968	17,976
GM Financial Automobile Leasing Trust 5.180% due 06/22/2026		20,000	19,961
GM Financial Revolving Receivables Trust 4.980% due 12/11/2036		5,000	4,988
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,697
GoldenTree Loan Management EUR CLO DAC 4.797% due 01/20/2032 •	EUR	4,273	4,581
GPMT Ltd. 6.810% due 12/15/2036 •		$2,799	2,750
Harvest CLO DAC
1.040% due 07/15/2031	EUR	248	253
4.666% due 07/15/2031 •		16,928	18,106
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •		$2,892	2,860
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		26,100	25,758
6.150% due 03/25/2030		5,000	5,106
Huntington Auto Trust 5.500% due 03/15/2027		9,900	9,892
Hyundai Auto Lease Securitization Trust 5.850% due 03/16/2026		13,753	13,773
Hyundai Auto Receivables Trust
4.990% due 02/15/2029		5,100	5,085
6.113% due 11/17/2025 •		177	177
Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	6,339	6,798
4.516% due 04/15/2030 •		6,125	6,567
4.556% due 04/15/2031 •		7,400	7,888
LCCM Trust 6.643% due 12/13/2038 •		$11,178	10,954
LCM Ltd. 6.666% due 04/20/2031 •		10,850	10,856
LoanCore Issuer Ltd. 6.743% due 07/15/2036 •		852	851
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		14,500	14,504
Man GLG Euro CLO DAC 4.586% due 10/15/2030 •	EUR	1,156	1,239
Master Credit Card Trust 4.700% due 06/21/2027		$6,400	6,345
MBarc Credit Canada, Inc. 5.299% due 10/15/2026	CAD	38,300	28,017
MF1 Ltd. 7.143% due 11/15/2035 •		$9,346	9,343
MidOcean Credit CLO 6.616% due 01/29/2030 •		149	149
Mountain View CLO Ltd. 6.789% due 04/15/2034 •		12,700	12,712
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		7,777	7,165
1.580% due 04/15/2070		8,118	7,097
1.690% due 05/15/2069		4,087	3,741
6.443% due 04/15/2069 •		3,397	3,401
Nelnet Student Loan Trust
6.150% due 09/27/2038 •		8,093	8,055
6.300% due 02/25/2066 •		5,434	5,418
OAK Hill European Credit Partners DAC
4.627% due 01/20/2032 •	EUR	2,535	2,716
4.637% due 10/20/2031		15,974	17,061
Palmer Square European Loan Funding DAC
4.636% due 07/15/2031 •		5,293	5,639
4.686% due 04/15/2031 •		3,517	3,769
PFS Financing Corp.
5.520% due 10/15/2028		$8,000	8,046
6.483% due 08/15/2027 •		38,700	38,931
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		24,486	24,443
SLM Student Loan Trust
5.900% due 06/25/2043 •		12,374	12,136
6.100% due 06/26/2028 •		7,131	7,117
6.100% due 12/27/2038 •		6,508	6,443
6.209% due 10/25/2029 •		3,721	3,722
SMB Private Education Loan Trust
1.290% due 07/15/2053		7,730	7,087
2.340% due 09/15/2034		565	557
2.430% due 02/17/2032		688	677
2.700% due 05/15/2031		375	372
5.380% due 07/05/2053		5,200	5,205

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

5.670% due 11/15/2052		5,791	5,852
6.543% due 07/15/2053 •		945	945
Structured Asset Securities Corp. Mortgage Loan Trust 6.030% due 05/25/2035 «•		30	30
Synchrony Card Funding LLC 5.040% due 03/15/2030		10,600	10,581
Tesla Auto Lease Trust 5.370% due 06/22/2026		2,200	2,196
Tikehau CLO DAC 4.723% due 08/04/2034 •	EUR	3,942	4,222
Toyota Auto Receivables Owner Trust 6.019% due 01/15/2026 •		$5,977	5,982
Toyota Lease Owner Trust 5.730% due 04/20/2026		24,521	24,543
Trillium Credit Card Trust 6.196% due 08/26/2028 •		50,000	50,226
Venture CLO Ltd.
6.470% due 04/15/2027 •		26	26
6.650% due 07/15/2031 •		7,276	7,282
6.686% due 01/20/2029 •		3,815	3,823
VMC Finance LLC 6.546% due 06/16/2036 •		535	534
Volkswagen Auto Lease Trust
5.804% due 12/21/2026 •		11,400	11,415
5.870% due 01/20/2026		17,936	17,951
Voya Euro CLO DAC 4.656% due 10/15/2030 •	EUR	1,014	1,086

Total Asset-Backed Securities (Cost $1,012,851)			978,615

SOVEREIGN ISSUES 0.8%
CPPIB Capital, Inc.
4.125% due 10/21/2024		$24,500	24,394
6.621% (SOFRRATE + 1.250%) due 03/11/2026 ~		15,500	15,761
Industrial Bank of Korea 2.125% due 10/23/2024		1,600	1,583
Japan Bank for International Cooperation 2.875% due 06/01/2027		1,000	948

Total Sovereign Issues (Cost $42,770)			42,686

SHORT-TERM INSTRUMENTS 7.9%
COMMERCIAL PAPER 3.0%
Crown Castle, Inc.
5.840% due 07/30/2024		14,200	14,126
5.840% due 08/01/2024		26,400	26,255
Discovery Communications LLC 6.000% due 07/15/2024 (a)		16,900	16,853
Huntington Ingalls Industries, Inc. 5.880% due 07/02/2024		6,900	6,896
NextEra Energy Capital Holdings, Inc.
5.570% due 07/10/2024		10,400	10,381
5.580% due 07/11/2024		5,600	5,589
Penske Truck Leasing Co. LP 5.530% due 07/12/2024		21,500	21,453
Southern California Edison Co.
5.600% due 07/01/2024		25,700	25,688
5.600% due 07/02/2024		3,650	3,648
5.690% due 07/02/2024		32,100	32,080

			162,969

REPURCHASE AGREEMENTS (f) 4.6%			245,559

SHORT-TERM NOTES 0.2%
Citizens Auto Receivables Trust 5.616% due 01/15/2025		635	635
Volkswagen Auto Lease Trust 5.516% due 03/20/2025		7,474	7,475

			8,110

U.S. TREASURY BILLS 0.1%
5.365% due 07/30/2024 - 09/05/2024 (b)(c)(i)(k)		7,756	7,715

Total Short-Term Instruments (Cost $424,326)			424,353

Total Investments in Securities (Cost $5,656,373)			5,588,499

Total Investments 104.0% (Cost $5,656,373)			$5,588,499
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $1,703)			7,276

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

Other Assets and Liabilities, net (4.1)%	(222,303)

Net Assets 100.0%	$5,373,472

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,725	$7,213	0.13%
Bank of Queensland Ltd.	5.393	07/18/2024	06/03/2024	301	300	0.01
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	4,990	4,724	0.09

$13,016	$12,237	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.330%	06/28/2024	07/01/2024	$91,013	U.S. Treasury Notes 4.500% due 05/31/2029	$(90,969)	$91,013	$91,054
CEW	4.720	06/28/2024	07/08/2024	CAD	120,000	Province of Ontario 1.900% due 12/02/2051	(67,598)	87,716	87,750
Province of Quebec 4.250% due 12/01/2043	(21,552)
4.730	07/02/2024	07/09/2024	80,000	Province of Ontario 2.150% - 4.150% due 06/02/2031 - 12/02/2054	(59,806)	58,477	58,477
DEU	5.230	06/28/2024	07/01/2024	$2,600	U.S. Treasury Notes 1.125% due 08/31/2028	(2,653)	2,600	2,601
FICC	2.600	06/28/2024	07/01/2024	1,173	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(1,197)	1,173	1,173
SSB	2.600	06/28/2024	07/01/2024	4,580	U.S. Treasury Notes 4.125% due 07/31/2028(2)	(4,672)	4,580	4,581

Total Repurchase Agreements	$(248,447)	$245,559	$245,636

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

JPS	5.460%	06/28/2024	07/01/2024	$(100,776)	$(100,822)

Total Reverse Repurchase Agreements	$(100,822)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

U.S. Treasury Obligations (0.5)%
U.S. Treasury Notes	4.500%	05/31/2029	$25,000	$(25,282)	$(25,269)

Total Short Sales (0.5)%	$(25,282)	$(25,269)

(g)	Securities with an aggregate market value of $100,289 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(4,325) at a weighted average interest rate of 5.378%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

(4)	Payable for short sales includes $(95) of accrued interest expense.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL Future September Futures	09/2024	37	$(4,614)	$(46)	$6	$(2)
U.S. Treasury 2-Year Note September Futures	09/2024	781	(159,495)	(380)	18	0
U.S. Treasury 5-Year Note September Futures	09/2024	3,935	(419,385)	(810)	431	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	596	(67,665)	(1,030)	289	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	31	(3,886)	(44)	51	0

Total Futures Contracts	$(2,310)	$795	$(2)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	94,300	$776	$(310)	$466	$0	$(125)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$120,300	514	322	836	264	0

Total Swap Agreements	$1,290	$12	$1,302	$264	$(125)

(i)	Securities with an aggregate market value of $5,716 and cash of $9,413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	AUD	14,816	$9,848	$0	$(32)
BPS	07/2024	32,377	21,391	1	(201)
07/2024	CAD	80,340	58,748	45	0
07/2024	EUR	1,492	1,596	0	(2)
07/2024	GBP	61,670	78,778	817	0
07/2024	$181,973	AUD	273,108	149	0
07/2024	1,596	EUR	1,492	2	0
08/2024	AUD	273,108	$182,128	0	(148)
08/2024	EUR	1,492	1,598	0	(2)
CBK	07/2024	AUD	58,684	38,785	0	(348)
07/2024	CAD	653	477	0	0
FAR	07/2024	AUD	95,601	63,695	0	(56)
07/2024	EUR	244,412	266,202	4,400	0
07/2024	JPY	45,001	288	8	0
07/2024	$282	JPY	44,963	0	(3)
08/2024	JPY	44,752	$282	3	0
GLM	07/2024	AUD	25,280	16,819	0	(39)
08/2024	DKK	5,035	724	0	0
MBC	07/2024	AUD	33,513	22,287	2	(63)
07/2024	CAD	179,306	131,184	228	(52)
07/2024	DKK	8,505	1,220	0	(2)
07/2024	$42,564	CAD	58,277	11	0
07/2024	5,660	EUR	5,240	0	(48)
07/2024	160	HUF	59,495	2	0
07/2024	4	ILS	14	0	0
08/2024	CAD	58,238	$42,564	0	(13)
04/2025	DKK	175,900	25,948	274	0
MYI	07/2024	AUD	14,122	9,396	0	(22)
07/2024	$495	DKK	3,457	1	0
08/2024	DKK	3,451	$495	0	(1)
04/2025	295,400	43,763	646	0
RBC	07/2024	$78,204	GBP	61,670	0	(243)
08/2024	GBP	61,670	$78,217	243	0
01/2025	DKK	89,700	13,153	126	0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2024 (Unaudited)

RYL	01/2025	66,200	9,704	89	0
SCX	07/2024	CAD	264	193	0	0
07/2024	$1,532	CAD	2,095	0	(2)
07/2024	256,249	EUR	239,172	0	(60)
08/2024	EUR	239,172	$256,626	62	0
TOR	07/2024	$856	AUD	1,285	1	0
08/2024	AUD	1,285	$856	0	(1)
04/2025	DKK	131,900	19,360	108	0

Total Forward Foreign Currency Contracts	$7,218	$(1,338)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	458,400	$413	$464

Total Purchased Options	$413	$464

(k)

Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,979,866	$0	$1,979,866
Industrials	0	938,330	0	938,330
Utilities	0	208,876	0	208,876
U.S. Government Agencies	0	523,227	0	523,227
U.S. Treasury Obligations	0	117,444	0	117,444
Non-Agency Mortgage-Backed Securities	0	375,102	0	375,102
Asset-Backed Securities	0	978,585	30	978,615
Sovereign Issues	0	42,686	0	42,686
Short-Term Instruments
Commercial Paper	0	162,969	0	162,969
Repurchase Agreements	0	245,559	0	245,559
Short-Term Notes	0	8,110	0	8,110
U.S. Treasury Bills	0	7,715	0	7,715

Total Investments	$0	$5,588,469	$30	$5,588,499

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(25,269)	$0	$(25,269)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	1,053	0	1,059
Over the counter	0	7,682	0	7,682

$6	$8,735	$0	$8,741
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(125)	0	(127)
Over the counter	0	(1,338)	0	(1,338)

$(2)	$(1,463)	$0	$(1,465)

Total Financial Derivative Instruments	$4	$7,272	$0	$7,276

Totals	$4	$5,570,472	$30	$5,570,506

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.8% ¤
CORPORATE BONDS & NOTES 21.8%
BANKING & FINANCE 15.1%
American Express Co. 6.301% (SOFRINDX + 0.930%) due 03/04/2025 ~	$11,400	$11,430
American Honda Finance Corp.
5.855% (SOFRRATE + 0.500%) due 10/10/2025 ~	19,000	19,014
5.914% due 02/12/2025 •	3,500	3,505
6.025% due 01/10/2025 •	53,500	53,605
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~	21,312	21,355
6.139% (SOFRINDX + 0.780%) due 04/23/2025 ~	900	903
American Tower Corp.
2.400% due 03/15/2025	18,400	17,964
2.950% due 01/15/2025	9,376	9,231
Athene Global Funding
1.716% due 01/07/2025	3,790	3,709
2.500% due 01/14/2025	2,400	2,357
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~	27,500	27,512
6.068% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,800	1,802
Bank of America Corp.
2.456% due 10/22/2025 •	27,233	26,952
3.093% due 10/01/2025 •	35,325	35,081
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~	21,200	21,305
Bank of Montreal
4.250% due 09/14/2024	10,000	9,964
5.674% (SOFRINDX + 0.320%) due 07/09/2024 ~	8,580	8,580
Bank of New York Mellon Corp. 5.560% due 10/25/2024 •	600	600
Bank of Nova Scotia 5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~	5,190	5,191
Barclays PLC 3.650% due 03/16/2025	24,000	23,638
BNP Paribas SA
2.819% due 11/19/2025 •	12,900	12,741
3.375% due 01/09/2025	36,900	36,423
BPCE SA 5.926% (SOFRRATE + 0.570%) due 01/14/2025 ~	500	501
Canadian Imperial Bank of Commerce
5.777% (SOFRINDX + 0.420%) due 10/18/2024 ~	12,700	12,706
6.293% (SOFRINDX + 0.940%) due 04/07/2025 ~	750	753
Citibank NA 5.951% (SOFRINDX + 0.590%) due 04/30/2026 ~	2,100	2,103
Citigroup, Inc. 6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~	12,226	12,238
Commonwealth Bank of Australia 6.112% (SOFRRATE + 0.740%) due 03/14/2025 ~	300	301
Cooperatieve Rabobank UA
2.625% due 07/22/2024	250	250
5.735% (SOFRINDX + 0.380%) due 01/10/2025 ~	4,700	4,703
6.057% (SOFRINDX + 0.700%) due 07/18/2025 ~	5,000	5,020
6.064% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,900	29,013
Crown Castle, Inc. 3.200% due 09/01/2024	34,000	33,831
DBS Group Holdings Ltd.
5.667% (SOFRINDX + 0.300%) due 11/22/2024 ~	3,000	3,000
5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~	63,000	63,211
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	960	939
5.125% due 06/16/2025	3,000	2,978
GA Global Funding Trust 5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~	805	805
General Motors Financial Co., Inc.
1.200% due 10/15/2024	8,144	8,039
2.750% due 06/20/2025	11,629	11,307
2.900% due 02/26/2025	3,500	3,435
3.800% due 04/07/2025	17,158	16,902
4.000% due 01/15/2025	500	495
Goldman Sachs Group, Inc.
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~	52,268	52,276
5.848% (SOFRRATE + 0.490%) due 10/21/2024 ~	7,253	7,255
5.871% (SOFRRATE + 0.500%) due 09/10/2024 ~	6,455	6,456
5.876% (SOFRRATE + 0.505%) due 09/10/2024 ~	34,069	34,070

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

Guardian Life Global Funding 0.875% due 12/10/2025	100	94
Jackson National Life Global Funding 1.750% due 01/12/2025	5,500	5,378
JPMorgan Chase & Co.
2.301% due 10/15/2025 •	29,379	29,086
5.546% due 12/15/2025 •	15,794	15,780
LeasePlan Corp. NV 2.875% due 10/24/2024	11,900	11,789
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	2,000	1,960
3.870% due 07/09/2025 •	2,513	2,512
Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •	9,800	9,775
2.801% due 07/18/2024	27,293	27,254
4.788% due 07/18/2025 •	5,000	4,997
5.719% due 02/20/2026 •	2,400	2,400
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~	1,200	1,203
7.007% (SOFRRATE + 1.650%) due 07/18/2025 ~	7,527	7,532
Morgan Stanley
2.188% due 04/28/2026 •	32,700	31,762
2.630% due 02/18/2026 •	2,800	2,745
2.720% due 07/22/2025 •	9,982	9,963
5.869% (SOFRRATE + 0.509%) due 01/22/2025 ~	4,887	4,890
National Bank of Canada
5.250% due 01/17/2025	6,600	6,583
5.853% (SOFRRATE + 0.490%) due 08/06/2024 ~	4,750	4,751
NatWest Markets PLC
0.800% due 08/12/2024	2,000	1,988
6.824% due 03/22/2025 ~	2,090	2,105
New York Life Global Funding 5.936% due 01/16/2026 •	9,000	9,025
Nomura Holdings, Inc. 2.648% due 01/16/2025	15,000	14,745
Nordea Bank Abp
6.288% due 06/06/2025	1,500	1,508
6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~	3,100	3,117
ORIX Corp. 3.250% due 12/04/2024	15,696	15,534
Pacific Life Global Funding 6.171% (SOFRRATE + 0.800%) due 12/06/2024 ~	36,800	36,890
Protective Life Global Funding 6.422% due 12/11/2024 •	27,321	27,391
Public Storage Operating Co. 5.960% (SOFRINDX + 0.600%) due 07/25/2025 ~	10,998	11,034
Royal Bank of Canada
3.970% due 07/26/2024	9,276	9,265
5.721% (SOFRINDX + 0.360%) due 07/29/2024 ~	2,102	2,102
Santander Holdings USA, Inc. 3.450% due 06/02/2025	15,000	14,678
Societe Generale SA 2.625% due 01/22/2025	4,600	4,511
Standard Chartered PLC
2.819% due 01/30/2026 •	10,800	10,610
7.776% due 11/16/2025 •	600	604
Sumitomo Mitsui Financial Group, Inc. 2.696% due 07/16/2024	42,856	42,803
Sumitomo Mitsui Trust Bank Ltd. 5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~	11,840	11,846
Svenska Handelsbanken AB 6.281% (SOFRRATE + 0.910%) due 06/10/2025 ~	400	402
Toronto-Dominion Bank
5.721% (SOFRRATE + 0.350%) due 09/10/2024 ~	1,500	1,501
6.391% (SOFRRATE + 1.020%) due 06/06/2025 ~	600	604
Toyota Motor Credit Corp.
5.662% due 09/13/2024 •	1,283	1,283
5.860% due 08/22/2024 •	38,347	38,366
5.890% due 10/16/2024 •	200	200
UBS AG
3.625% due 09/09/2024	26,979	26,851
3.700% due 02/21/2025	23,417	23,117
4.750% due 08/09/2024	15,400	15,381
5.788% due 08/09/2024	1,515	1,515
5.814% due 08/09/2024 •	1,500	1,500
UBS Group AG
3.750% due 03/26/2025	14,200	14,007
4.490% due 08/05/2025 •	6,445	6,435
Wells Fargo & Co.
2.188% due 04/30/2026 •	28,600	27,777
2.406% due 10/30/2025 •	20,285	20,057
Wells Fargo Bank NA 6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~	9,600	9,640

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

Westpac Banking Corp. 5.667% (SOFRRATE + 0.300%) due 11/18/2024 ~	1,600	1,601

		1,255,896

INDUSTRIALS 5.6%
Amgen, Inc.
3.125% due 05/01/2025	500	490
5.250% due 03/02/2025	8,684	8,668
Aptiv PLC 2.396% due 02/18/2025	3,200	3,131
Autodesk, Inc. 4.375% due 06/15/2025	1,199	1,185
BAT Capital Corp.
2.789% due 09/06/2024	19,542	19,418
3.222% due 08/15/2024	40,667	40,516
Baxter International, Inc.
1.322% due 11/29/2024	6,300	6,187
5.811% (SOFRINDX + 0.440%) due 11/29/2024 ~	5,215	5,212
Bayer U.S. Finance LLC
3.375% due 07/15/2024	7,529	7,521
3.375% due 10/08/2024	2,000	1,986
Becton Dickinson & Co. 3.734% due 12/15/2024	2,593	2,571
BMW U.S. Capital LLC 5.744% (SOFRINDX + 0.380%) due 08/12/2024 ~	700	700
Broadcom Corp. 3.125% due 01/15/2025	300	296
Broadcom, Inc. 3.625% due 10/15/2024	5,000	4,968
Campbell Soup Co.
3.300% due 03/19/2025	2,900	2,847
3.950% due 03/15/2025	4,900	4,841
Carrier Global Corp. 2.242% due 02/15/2025	17,300	16,936
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,455	1,458
Dell International LLC 5.850% due 07/15/2025	1,000	1,003
Discovery Communications LLC 3.450% due 03/15/2025	1,168	1,149
Energy Transfer LP
2.900% due 05/15/2025	3,800	3,708
4.050% due 03/15/2025	27,164	26,872
Equifax, Inc. 2.600% due 12/01/2024	3,000	2,961
ERAC USA Finance LLC 3.850% due 11/15/2024	2,872	2,851
Fiserv, Inc. 2.750% due 07/01/2024	43,548	43,548
Fox Corp. 3.050% due 04/07/2025	600	588
GATX Corp. 3.250% due 03/30/2025	400	393
General Mills, Inc. 4.000% due 04/17/2025	800	790
Global Payments, Inc. 2.650% due 02/15/2025	5,000	4,904
Haleon U.K. Capital PLC 3.125% due 03/24/2025	61,000	59,903
Honda Motor Co. Ltd. 2.271% due 03/10/2025	1,500	1,467
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	2,000	1,969
Hyatt Hotels Corp. 1.800% due 10/01/2024	10,720	10,608
Hyundai Capital America 1.000% due 09/17/2024	2,299	2,275
Imperial Brands Finance PLC 4.250% due 07/21/2025	125	123
J M Smucker Co. 3.500% due 03/15/2025	16,700	16,449
McCormick & Co., Inc. 3.150% due 08/15/2024	12,035	11,993
Mondelez International Holdings Netherlands BV 2.250% due 09/19/2024	2,880	2,857
NetApp, Inc. 3.300% due 09/29/2024	2,300	2,286
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	11,275	11,275
Quanta Services, Inc. 0.950% due 10/01/2024	9,416	9,296
Revvity, Inc. 0.850% due 09/15/2024	1,500	1,483
Rogers Communications, Inc. 2.950% due 03/15/2025	5,000	4,903

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

Southwest Airlines Co. 5.250% due 05/04/2025	23,200	23,098
T-Mobile USA, Inc. 3.500% due 04/15/2025	26,153	25,718
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	11,800	11,609
Tyson Foods, Inc. 3.950% due 08/15/2024	18,700	18,652
VMware, Inc.
1.000% due 08/15/2024	2,000	1,988
4.500% due 05/15/2025	26,000	25,755
Warnermedia Holdings, Inc. 3.638% due 03/15/2025	500	492
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	3,500	3,442
3.550% due 04/01/2025	2,941	2,893

		468,232

UTILITIES 1.1%
CenterPoint Energy, Inc. 2.500% due 09/01/2024	1,800	1,789
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	1,446	1,438
Dominion Energy, Inc. 3.300% due 03/15/2025	1,000	984
DTE Energy Co. 4.220% due 11/01/2024 þ	2,000	1,989
Edison International 3.550% due 11/15/2024	100	99
Electricite de France SA 3.625% due 10/13/2025	2,000	1,950
Enel Finance International NV 2.650% due 09/10/2024	5,000	4,967
Eversource Energy 3.150% due 01/15/2025	900	888
FirstEnergy Corp. 2.050% due 03/01/2025	1,900	1,853
FirstEnergy Transmission LLC 4.350% due 01/15/2025	6,000	5,945
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	6,200	6,229
National Rural Utilities Cooperative Finance Corp. 5.687% (SOFRRATE + 0.330%) due 10/18/2024 ~	300	300
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024	1,850	1,844
6.051% due 03/01/2025	38,527	38,610
Niagara Mohawk Power Corp. 3.508% due 10/01/2024	1,200	1,192
ONEOK, Inc. 2.750% due 09/01/2024	2,700	2,684
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	3,700	3,514
Southern California Edison Co.
0.975% due 08/01/2024	5,029	5,007
4.200% due 06/01/2025	733	724
Tampa Electric Co. 3.875% due 07/12/2024	5,800	5,796

		87,802

Total Corporate Bonds & Notes (Cost $1,810,211)		1,811,930

U.S. GOVERNMENT AGENCIES 0.5%
Federal Home Loan Bank 5.500% due 09/04/2025	39,500	39,478

Total U.S. Government Agencies (Cost $39,493)		39,478

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Floating Rate Notes
5.445% due 10/31/2024 •	144,600	144,653
5.474% due 04/30/2025 •	55,400	55,433

Total U.S. Treasury Obligations (Cost $199,962)		200,086

ASSET-BACKED SECURITIES 0.3%
Enterprise Fleet Financing LLC 5.613% due 05/20/2025	25,567	25,582
GM Financial Automobile Leasing Trust 5.514% due 02/20/2025	3,530	3,531

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

HPEFS Equipment Trust 5.758% due 10/18/2024	422	422

Total Asset-Backed Securities (Cost $29,519)		29,535

SOVEREIGN ISSUES 0.2%
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	17,000	17,130

Total Sovereign Issues (Cost $17,120)		17,130

SHORT-TERM INSTRUMENTS 94.6%
COMMERCIAL PAPER 4.1%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024	15,600	15,588
5.510% due 07/11/2024	1,500	1,497
5.510% due 07/16/2024	12,000	11,967
5.510% due 07/17/2024	6,700	6,680
5.520% due 07/02/2024	3,100	3,098
5.520% due 07/08/2024	3,400	3,395
AT&T, Inc. 5.550% due 07/15/2024	6,200	6,184
Campbell Soup Co.
5.550% due 07/01/2024	1,900	1,899
5.550% due 08/07/2024	800	795
5.550% due 08/08/2024	800	795
Constellation Energy Generation LLC 5.540% due 07/09/2024	11,900	11,878
Crown Castle, Inc.
5.840% due 07/30/2024	1,550	1,542
5.840% due 08/01/2024	2,850	2,834
Entergy Corp.
5.550% due 07/18/2024	5,900	5,882
5.550% due 07/24/2024	4,900	4,880
5.550% due 08/01/2024	6,500	6,466
Intel Corp.
5.500% due 07/18/2024	10,000	9,970
5.500% due 07/23/2024	10,300	10,261
5.520% due 07/08/2024	29,500	29,456
5.520% due 07/09/2024	29,600	29,551
Intercontinental Exchange, Inc.
5.500% due 07/03/2024	2,500	2,498
5.500% due 07/11/2024	2,400	2,395
5.510% due 07/08/2024	3,800	3,794
5.510% due 07/16/2024	4,700	4,687
5.510% due 07/24/2024	300	299
Keurig Dr Pepper, Inc. 5.500% due 07/24/2024	15,900	15,837
L3Harris Technologies, Inc.
5.520% due 07/22/2024	5,300	5,281
5.600% due 07/11/2024	11,000	10,978
5.600% due 07/17/2024	11,600	11,566
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	3,400	3,395
5.570% due 07/09/2024	11,100	11,081
5.570% due 07/10/2024	11,200	11,180
5.580% due 07/11/2024	6,000	5,988
Parker Hannifin Corp.
5.520% due 08/27/2024	2,900	2,873
5.520% due 08/28/2024	2,900	2,873
Penske Truck Leasing Co. LP
5.500% due 07/02/2024	5,600	5,597
5.500% due 07/05/2024	4,800	4,795
5.500% due 07/09/2024	2,100	2,096
5.500% due 07/15/2024	1,200	1,197
5.510% due 08/02/2024	4,300	4,276
Southern California Edison Co.
5.600% due 07/01/2024	8,500	8,496
5.600% due 07/02/2024	11,800	11,793
5.600% due 07/12/2024 (a)	1,000	998
5.600% due 07/18/2024 (a)	1,300	1,296
VW Credit, Inc.
5.530% due 07/08/2024	4,400	4,393
5.530% due 07/09/2024	9,700	9,684
5.530% due 07/10/2024	6,100	6,089
5.530% due 07/15/2024	4,500	4,488
5.530% due 07/18/2024	2,000	1,994
5.530% due 07/23/2024	3,100	3,088
5.540% due 07/10/2024	600	599

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

5.550% due 07/16/2024	9,900	9,873

		340,095

REPURCHASE AGREEMENTS (d) 89.4%		7,435,065

SHORT-TERM NOTES 0.1%
Enterprise Fleet Financing LLC 5.906% due 10/21/2024	787	787
Federal Home Loan Bank 0.000% due 07/01/2024 (b)(c)	5,300	5,298
Volkswagen Auto Lease Trust 5.516% due 03/20/2025	4,236	4,236

		10,321

U.S. TREASURY BILLS 0.9%
5.392% due 07/11/2024 (b)(c)	77,500	77,387

ASSET-BACKED SECURITIES 0.1%
Chase Auto Owner Trust 5.568% due 06/25/2025	7,800	7,805

Total Asset-Backed Securities (Cost $7,800)		7,805

Total Short-Term Instruments (Cost $7,870,825)		7,870,673

Total Investments in Securities (Cost $9,967,130)		9,968,832

Total Investments 119.8% (Cost $9,967,130)		$9,968,832
Other Assets and Liabilities, net (19.8)%		(1,649,178)

Net Assets 100.0%		$8,319,654

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.430%	06/28/2024	07/01/2024	$250,000	U.S. Treasury Bonds 4.000% due 11/15/2052	$(250,197)	$250,000	$250,113
	5.440	07/01/2024	07/02/2024	250,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(250,042)	250,000	250,000
BOS	5.370	06/12/2024	07/01/2024	300,000	U.S. Treasury Notes 0.750% - 4.500% due 03/31/2026 - 08/31/2026	(307,234)	300,000	300,850
	5.380	06/13/2024	07/01/2024	174,000	U.S. Treasury Notes 0.500% - 1.375% due 08/31/2027 - 10/31/2028	(177,691)	174,000	174,468
	5.380	06/13/2024	07/02/2024	87,000	U.S. Treasury Notes 0.750% due 05/31/2026	(88,922)	87,000	87,234
	5.380	06/17/2024	07/02/2024	450,000	U.S. Treasury Notes 0.750% - 1.125% due 04/30/2026 - 10/31/2026	(459,303)	450,000	450,942
	5.380	06/13/2024	07/05/2024	347,000	U.S. Treasury Notes 0.750% - 4.250% due 05/31/2026 - 05/31/2028	(355,262)	347,000	347,934
	5.390	06/24/2024	07/01/2024	500,000	U.S. Treasury Notes 4.250% due 12/31/2025	(499,629)	500,000	500,524
	5.390	06/28/2024	07/01/2024	16,500	U.S. Treasury Bonds 2.875% due 05/15/2052	(16,757)	16,500	16,507
	5.390	06/21/2024	07/02/2024	200,000	U.S. Treasury Notes 1.000% due 07/31/2028	(203,795)	200,000	200,300
	5.400	06/18/2024	07/05/2024	400,000	U.S. Treasury Notes 0.750% - 1.500% due 04/30/2026 - 01/31/2027	(408,696)	400,000	400,780
	5.410	07/01/2024	07/02/2024	381,800	U.S. Treasury Notes 1.625% - 4.250% due 12/31/2025 - 05/15/2026	(384,394)	381,800	381,800
	5.410	06/28/2024	07/03/2024	200,000	U.S. Treasury Notes 4.000% - 4.500% due 03/31/2026 - 06/30/2028	(204,319)	200,000	200,090
	5.420	07/01/2024	07/03/2024	500,000	U.S. Treasury Notes 2.750% - 4.500% due 03/31/2026 - 04/30/2027	(510,598)	500,000	500,000
	5.420	06/26/2024	07/05/2024	250,000	U.S. Treasury Notes 4.125% due 03/31/2029	(254,139)	250,000	250,188
	5.420	07/01/2024	07/05/2024	550,000	U.S. Treasury Notes 1.625% - 4.625% due 05/15/2026 - 09/30/2028	(561,825)	550,000	550,000
	5.430	06/26/2024	07/02/2024	700,000	U.S. Treasury Notes 2.875% - 4.000% due 06/30/2028 - 08/15/2028	(707,576)	700,000	700,528
DEU	5.410	07/01/2024	07/02/2024	8,000	U.S. Treasury Notes 2.875% due 05/15/2032	(8,160)	8,000	8,000
	5.430	06/28/2024	07/01/2024	23,500	U.S. Treasury Notes 2.750% due 04/30/2027	(23,985)	23,500	23,511
FICC	2.600	06/28/2024	07/01/2024	4,861	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(4,958)	4,861	4,862
					U.S. Treasury Notes 1.625% due 11/30/2026	(102,000)
	5.310	06/28/2024	07/01/2024	100,000	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(4,958)	100,000	100,044
					U.S. Treasury Notes 1.625% due 11/30/2026	(102,000)
JPS	5.340	03/14/2024	TBD(2)	172,163	U.S. Treasury Bonds 3.875% due 08/15/2040	(166,273)	172,163	174,939
	5.340	04/15/2024	TBD(2)	318,041	U.S. Treasury Bonds 2.000% due 08/15/2051	(337,193)	318,041	321,665
MBC	5.400	06/28/2024	07/01/2024	7,300	U.S. Treasury Notes 3.500% due 04/30/2030	(7,504)	7,300	7,303
SAL	5.270	06/28/2024	07/01/2024	239,000	U.S. Treasury Notes 4.875% due 11/30/2025	(244,680)	239,000	239,105
	5.340	06/28/2024	07/01/2024	359,900	U.S. Treasury Notes 5.000% due 09/30/2025	(371,587)	359,900	360,060
	5.400	06/28/2024	07/01/2024	635,500	U.S. Treasury Notes 0.750% due 05/31/2026	(648,204)	635,500	635,786
SCX	5.430	06/28/2024	07/01/2024	10,500	U.S. Treasury Bonds 3.625% due 08/15/2043	(2,415)	10,500	10,505
					U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	(8,263)

Total Repurchase Agreements						$(7,672,559)	$7,435,065	$7,448,038

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
Cash of $12,054 has been pledged as collateral under the terms of master agreements as of June 30, 2024.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,255,896	$0	$1,255,896
Industrials	0	468,232	0	468,232
Utilities	0	87,802	0	87,802
U.S. Government Agencies	0	39,478	0	39,478
U.S. Treasury Obligations	0	200,086	0	200,086
Asset-Backed Securities	0	29,535	0	29,535
Sovereign Issues	0	17,130	0	17,130
Short-Term Instruments
Commercial Paper	0	340,095	0	340,095
Repurchase Agreements	0	7,435,065	0	7,435,065
Short-Term Notes	0	10,321	0	10,321
U.S. Treasury Bills	0	77,387	0	77,387
Asset-Backed Securities	0	7,805	0	7,805

Total Investments	$0	$9,968,832	$0	$9,968,832

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.3% ¤
CORPORATE BONDS & NOTES 25.5%
BANKING & FINANCE 18.0%
American Express Co. 6.301% (SOFRINDX + 0.930%) due 03/04/2025 ~		$30,991	$31,072
American Honda Finance Corp.
5.855% (SOFRRATE + 0.500%) due 10/10/2025 ~		44,000	44,033
5.914% due 02/12/2025 •		2,958	2,962
6.025% due 01/10/2025 •		66,178	66,308
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~		85,106	85,276
American Tower Corp. 2.400% due 03/15/2025		48,670	47,518
Athene Global Funding
2.500% due 01/14/2025		10,253	10,071
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~		37,929	37,945
6.068% (SOFRINDX + 0.715%) due 01/07/2025 ~		3,700	3,705
Banco Santander SA 3.496% due 03/24/2025		1,309	1,290
Bank of America Corp.
2.456% due 10/22/2025 •		40,000	39,588
3.093% due 10/01/2025 •		90,271	89,649
Bank of America NA 6.148% (SOFRRATE + 0.780%) due 08/18/2025 ~		21,700	21,807
Bank of Montreal
4.250% due 09/14/2024		21,508	21,431
5.674% (SOFRINDX + 0.320%) due 07/09/2024 ~		14,084	14,084
Bank of New York Mellon Corp. 5.560% due 10/25/2024 •		1,444	1,443
Bank of Nova Scotia 5.743% (SOFRRATE + 0.380%) due 07/31/2024 ~		600	600
Bank of Queensland Ltd. 5.440% due 05/14/2025 ~	AUD	39,130	26,228
Barclays PLC 3.650% due 03/16/2025		$48,743	48,009
BNP Paribas SA
2.819% due 11/19/2025 •		10,000	9,877
3.375% due 01/09/2025		73,300	72,352
BPCE SA 5.926% (SOFRRATE + 0.570%) due 01/14/2025 ~		2,335	2,337
Canadian Imperial Bank of Commerce 5.777% (SOFRINDX + 0.420%) due 10/18/2024 ~		34,025	34,041
Caterpillar Financial Services Corp.
5.816% (SOFRRATE + 0.450%) due 11/14/2024 ~		163	163
5.892% (SOFRRATE + 0.520%) due 06/13/2025 ~		828	830
Citibank NA 5.951% (SOFRINDX + 0.590%) due 04/30/2026 ~		6,400	6,408
Citigroup, Inc. 6.048% (SOFRRATE + 0.686%) due 10/30/2024 ~		16,054	16,069
Commonwealth Bank of Australia 6.112% (SOFRRATE + 0.740%) due 03/14/2025 ~		200	201
Cooperatieve Rabobank UA
2.625% due 07/22/2024		4,000	3,993
5.735% (SOFRINDX + 0.380%) due 01/10/2025 ~		5,825	5,829
6.057% (SOFRINDX + 0.700%) due 07/18/2025 ~		20,175	20,254
6.064% (SOFRINDX + 0.710%) due 01/09/2026 ~		46,100	46,280
Crown Castle, Inc. 3.200% due 09/01/2024		39,724	39,527
DBS Group Holdings Ltd.
5.667% (SOFRINDX + 0.300%) due 11/22/2024 ~		1,900	1,900
5.981% (SOFRRATE + 0.610%) due 09/12/2025 ~		102,700	103,044
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,954	1,911
4.063% due 11/01/2024		1,610	1,601
4.134% due 08/04/2025		2,100	2,061
4.687% due 06/09/2025		2,423	2,396
5.125% due 06/16/2025		10,033	9,960
GA Global Funding Trust 5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~		745	745
General Motors Financial Co., Inc.
1.200% due 10/15/2024		23,085	22,787
2.750% due 06/20/2025		21,310	20,720
2.900% due 02/26/2025		18,672	18,325
3.800% due 04/07/2025		8,058	7,938
4.000% due 01/15/2025		1,434	1,420

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

4.350% due 04/09/2025		10,570	10,459
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		23,318	23,169
3.500% due 01/23/2025		198	196
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		60,126	60,135
5.848% (SOFRRATE + 0.490%) due 10/21/2024 ~		6,656	6,658
5.871% (SOFRRATE + 0.500%) due 09/10/2024 ~		4,700	4,701
5.876% (SOFRRATE + 0.505%) due 09/10/2024 ~		70,154	70,155
Jackson National Life Global Funding 1.750% due 01/12/2025		7,100	6,943
John Deere Capital Corp. 5.553% (SOFRRATE + 0.200%) due 10/11/2024 ~		720	720
JPMorgan Chase & Co.
2.301% due 10/15/2025 •		44,849	44,402
5.546% due 12/15/2025 •		15,100	15,086
LeasePlan Corp. NV 2.875% due 10/24/2024		21,440	21,241
Lloyds Banking Group PLC 2.438% due 02/05/2026 •		8,000	7,840
Metropolitan Life Global Funding 5.676% (SOFRRATE + 0.300%) due 09/27/2024 ~		250	250
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024		2,800	2,796
3.777% due 03/02/2025		223	220
5.695% due 10/01/2024 ~	AUD	15,000	10,018
5.719% due 02/20/2026 •		$66,661	66,648
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~		7,268	7,284
7.007% (SOFRRATE + 1.650%) due 07/18/2025 ~		17,739	17,750
Mizuho Bank Ltd. 4.883% due 02/21/2025 ~	AUD	23,000	15,352
Morgan Stanley
2.188% due 04/28/2026 •		$33,500	32,539
2.630% due 02/18/2026 •		23,145	22,692
2.720% due 07/22/2025 •		12,199	12,176
5.869% (SOFRRATE + 0.509%) due 01/22/2025 ~		4,296	4,298
Morgan Stanley Bank NA 6.137% (SOFRRATE + 0.780%) due 07/16/2025 ~		450	452
MUFG Bank Ltd. 4.878% due 09/26/2024 ~	AUD	7,550	5,038
National Bank of Canada
5.250% due 01/17/2025		$16,400	16,358
5.853% (SOFRRATE + 0.490%) due 08/06/2024 ~		7,160	7,161
NatWest Markets PLC
0.800% due 08/12/2024		4,498	4,472
5.894% (SOFRRATE + 0.530%) due 08/12/2024 ~		10,200	10,203
New York Life Global Funding 5.936% due 01/16/2026 •		13,000	13,036
Nomura Holdings, Inc. 2.648% due 01/16/2025		21,400	21,037
Nordea Bank Abp
6.288% due 06/06/2025		2,550	2,564
6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~		4,813	4,840
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	2,189,100	309,440
2.000% due 01/01/2025		299,950	42,781
ORIX Corp. 3.250% due 12/04/2024		$29,897	29,589
Pacific Life Global Funding 6.171% (SOFRRATE + 0.800%) due 12/06/2024 ~		20,100	20,149
Principal Life Global Funding 5.749% (SOFRRATE + 0.380%) due 08/23/2024 ~		205	205
Protective Life Global Funding 6.422% due 12/11/2024 •		9,257	9,281
Public Storage Operating Co. 5.960% (SOFRINDX + 0.600%) due 07/25/2025 ~		6,200	6,220
Realkredit Danmark AS 1.000% due 01/01/2025	DKK	390,750	55,408
Royal Bank of Canada
5.693% (SOFRINDX + 0.340%) due 10/07/2024 ~		$250	250
5.721% (SOFRINDX + 0.360%) due 07/29/2024 ~		3,350	3,351
Societe Generale SA 2.625% due 01/22/2025		15,500	15,201
Standard Chartered PLC
2.819% due 01/30/2026 •		18,937	18,604
7.776% due 11/16/2025 •		870	876
Sumitomo Mitsui Banking Corp. 4.937% due 01/20/2025 ~	AUD	40,550	27,075
Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024		$20,292	20,131
2.696% due 07/16/2024		60,000	59,926
Sumitomo Mitsui Trust Bank Ltd. 5.811% (SOFRRATE + 0.440%) due 09/16/2024 ~		22,742	22,754
Svenska Handelsbanken AB 6.281% (SOFRRATE + 0.910%) due 06/10/2025 ~		825	829
Toronto-Dominion Bank
5.721% (SOFRRATE + 0.350%) due 09/10/2024 ~		3,573	3,574

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

6.391% (SOFRRATE + 1.020%) due 06/06/2025 ~	500	503
Toyota Motor Credit Corp.
5.662% due 09/13/2024 •	418	418
5.860% due 08/22/2024 •	90,397	90,442
UBS AG
3.625% due 09/09/2024	37,452	37,275
3.700% due 02/21/2025	76,935	75,949
4.750% due 08/09/2024	40,077	40,028
5.814% due 08/09/2024 •	4,184	4,185
UBS Group AG
2.593% due 09/11/2025 •	6,788	6,743
3.750% due 03/26/2025	33,760	33,300
4.490% due 08/05/2025 •	15,000	14,977
Wells Fargo & Co.
2.188% due 04/30/2026 •	50,556	49,101
2.406% due 10/30/2025 •	45,224	44,715
Wells Fargo Bank NA 6.066% (SOFRRATE + 0.710%) due 01/15/2026 ~	4,900	4,920
Westpac Banking Corp. 5.667% (SOFRRATE + 0.300%) due 11/18/2024 ~	2,500	2,501

		2,645,578

INDUSTRIALS 6.4%
Amgen, Inc.
3.125% due 05/01/2025	2,464	2,417
5.250% due 03/02/2025	11,707	11,685
Aptiv PLC 2.396% due 02/18/2025	9,244	9,046
Autodesk, Inc. 4.375% due 06/15/2025	2,795	2,762
BAT Capital Corp.
2.789% due 09/06/2024	37,509	37,271
3.222% due 08/15/2024	59,757	59,535
BAT International Finance PLC 3.950% due 06/15/2025	2,700	2,656
Baxter International, Inc. 1.322% due 11/29/2024	17,820	17,499
Bayer U.S. Finance LLC
2.850% due 04/15/2025	100	97
3.375% due 10/08/2024	45,724	45,398
Becton Dickinson & Co. 3.734% due 12/15/2024	900	892
BMW U.S. Capital LLC
5.744% due 08/12/2024 ~	600	600
5.744% (SOFRINDX + 0.380%) due 08/12/2024 ~	1,100	1,100
Boeing Co. 7.250% due 06/15/2025	2,270	2,292
Broadcom Corp. 3.125% due 01/15/2025	2,179	2,148
Broadcom, Inc. 3.625% due 10/15/2024	1,800	1,789
Campbell Soup Co. 3.950% due 03/15/2025	11,700	11,560
Carrier Global Corp. 2.242% due 02/15/2025	50,844	49,774
CRH America, Inc. 3.875% due 05/18/2025	250	246
Daimler Truck Finance North America LLC 6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	3,678	3,687
Dell International LLC 5.850% due 07/15/2025	1,179	1,182
Energy Transfer LP
2.900% due 05/15/2025	9,532	9,301
4.050% due 03/15/2025	37,200	36,800
Equifax, Inc. 2.600% due 12/01/2024	5,200	5,132
Fiserv, Inc. 2.750% due 07/01/2024	51,890	51,890
Fox Corp. 3.050% due 04/07/2025	3,052	2,991
GATX Corp. 3.250% due 03/30/2025	1,169	1,147
General Mills, Inc. 4.000% due 04/17/2025	1,397	1,379
Global Payments, Inc.
1.500% due 11/15/2024	16,451	16,203
2.650% due 02/15/2025	11,100	10,886
Haleon U.K. Capital PLC 3.125% due 03/24/2025	128,915	126,597
HCA, Inc.
5.250% due 04/15/2025	5,000	4,978
5.375% due 02/01/2025	49,546	49,388
Honda Motor Co. Ltd. 2.271% due 03/10/2025	1,610	1,575

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	3,914	3,852
Hyatt Hotels Corp. 1.800% due 10/01/2024	10,000	9,895
J M Smucker Co. 3.500% due 03/15/2025	34,949	34,425
McCormick & Co., Inc. 3.150% due 08/15/2024	14,000	13,951
Microchip Technology, Inc. 4.250% due 09/01/2025	103	102
NetApp, Inc. 3.300% due 09/29/2024	4,580	4,552
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	7,502	7,502
Revvity, Inc. 0.850% due 09/15/2024	2,325	2,299
Reynolds American, Inc. 4.450% due 06/12/2025	23,100	22,836
Rogers Communications, Inc. 2.950% due 03/15/2025	20,674	20,273
Southwest Airlines Co. 5.250% due 05/04/2025	44,072	43,878
T-Mobile USA, Inc. 3.500% due 04/15/2025	54,700	53,790
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	21,111	20,769
Tyson Foods, Inc. 3.950% due 08/15/2024	40,195	40,092
VMware, Inc.
1.000% due 08/15/2024	4,031	4,007
4.500% due 05/15/2025	56,442	55,911
Warnermedia Holdings, Inc. 3.638% due 03/15/2025	1,398	1,377
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	11,500	11,311
3.550% due 04/01/2025	2,100	2,066

		934,791

UTILITIES 1.1%
American Electric Power Co., Inc. 5.699% due 08/15/2025	1,270	1,272
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	6,400	6,375
DTE Energy Co. 4.220% due 11/01/2024 þ	5,000	4,972
Edison International 4.950% due 04/15/2025	3,706	3,680
Eversource Energy 3.150% due 01/15/2025	2,225	2,195
FirstEnergy Corp. 2.050% due 03/01/2025	1,800	1,755
FirstEnergy Transmission LLC 4.350% due 01/15/2025	10,150	10,057
Georgia Power Co. 6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	14,122	14,187
National Rural Utilities Cooperative Finance Corp. 5.687% (SOFRRATE + 0.330%) due 10/18/2024 ~	1,100	1,100
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024	25,985	25,903
6.051% due 03/01/2025	82,029	82,206
Niagara Mohawk Power Corp. 3.508% due 10/01/2024	2,000	1,986
ONEOK, Inc. 2.750% due 09/01/2024	5,270	5,239
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	6,385	6,064
Southern California Edison Co. 0.975% due 08/01/2024	1,634	1,627
Spire Missouri, Inc. 5.871% (SOFRRATE + 0.500%) due 12/02/2024 ~	248	248

		168,866

Total Corporate Bonds & Notes (Cost $3,747,326)		3,749,235

U.S. GOVERNMENT AGENCIES 0.7%
Federal Home Loan Bank 5.500% due 09/04/2025	104,600	104,542

Total U.S. Government Agencies (Cost $104,580)		104,542

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Floating Rate Notes
5.445% due 10/31/2024 •	301,700	301,811

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

5.474% due 04/30/2025 •		84,200	84,250

			386,061

U.S. Treasury STRIPS
0.000% due 08/15/2024 (a)		50,000	49,678

Total U.S. Treasury Obligations (Cost $435,532)			435,739

ASSET-BACKED SECURITIES 0.2%
Enterprise Fleet Financing LLC 5.613% due 05/20/2025		18,708	18,719
GM Financial Automobile Leasing Trust 5.514% due 02/20/2025		9,738	9,739
HPEFS Equipment Trust 5.758% due 10/18/2024		255	254

Total Asset-Backed Securities (Cost $28,701)			28,712

SOVEREIGN ISSUES 0.4%
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~		54,650	55,066

Total Sovereign Issues (Cost $55,030)			55,066

SHORT-TERM INSTRUMENTS 87.5%
COMMERCIAL PAPER 4.8%
Alimentation Couche-Tard, Inc.
5.500% due 07/03/2024		40,100	40,069
5.510% due 07/11/2024		3,000	2,994
5.510% due 07/16/2024		24,550	24,482
5.510% due 07/17/2024		12,400	12,364
5.520% due 07/02/2024		6,050	6,046
5.520% due 07/08/2024		6,450	6,440
AT&T, Inc. 5.550% due 07/15/2024		9,700	9,675
Bank of Nova Scotia 5.004% due 07/02/2024	CAD	121,000	88,400
Campbell Soup Co.
5.550% due 07/01/2024		$3,350	3,348
5.550% due 08/07/2024		1,400	1,391
5.550% due 08/08/2024		1,650	1,639
Constellation Energy Generation LLC 5.540% due 07/09/2024		22,050	22,009
Crown Castle, Inc.
5.840% due 07/30/2024		2,850	2,835
5.840% due 08/01/2024		5,400	5,370
Entergy Corp.
5.550% due 07/18/2024		10,050	10,019
5.550% due 07/24/2024		7,800	7,769
5.550% due 08/01/2024		11,400	11,340
Intel Corp.
5.500% due 07/18/2024		18,550	18,494
5.500% due 07/23/2024		18,850	18,779
5.520% due 07/08/2024		46,000	45,931
5.520% due 07/09/2024		45,500	45,425
Intercontinental Exchange, Inc.
5.500% due 07/03/2024		4,700	4,696
5.500% due 07/11/2024		4,800	4,790
5.510% due 07/08/2024		7,200	7,189
5.510% due 07/16/2024		8,700	8,676
5.510% due 07/24/2024		550	548
Keurig Dr Pepper, Inc. 5.500% due 07/24/2024		31,200	31,076
L3Harris Technologies, Inc.
5.520% due 07/22/2024		10,200	10,163
5.600% due 07/11/2024		16,400	16,368
5.600% due 07/17/2024		17,300	17,250
NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		5,600	5,592
5.570% due 07/09/2024		18,350	18,319
5.570% due 07/10/2024		17,350	17,319
5.580% due 07/11/2024		9,500	9,481
Parker Hannifin Corp.
5.520% due 08/27/2024		5,550	5,499
5.520% due 08/28/2024		5,550	5,498
Penske Truck Leasing Co. LP
5.500% due 07/02/2024		10,750	10,743
5.500% due 07/05/2024		9,100	9,090
5.500% due 07/09/2024		5,000	4,992
5.500% due 07/15/2024		2,200	2,194
5.510% due 08/02/2024		8,300	8,254
Southern California Edison Co.
5.600% due 07/01/2024		20,000	19,991
5.600% due 07/02/2024		28,000	27,983
5.600% due 07/12/2024 (b)		2,100	2,095

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

5.600% due 07/18/2024 (b)	2,550	2,542
VW Credit, Inc.
5.530% due 07/08/2024	8,100	8,088
5.530% due 07/09/2024	18,000	17,970
5.530% due 07/10/2024	11,100	11,080
5.530% due 07/15/2024	9,100	9,077
5.530% due 07/18/2024	4,150	4,137
5.530% due 07/23/2024	5,950	5,927
5.540% due 07/10/2024	1,050	1,048
5.550% due 07/16/2024	15,400	15,358

		707,852

REPURCHASE AGREEMENTS (e) 79.3%		11,625,934

SHORT-TERM NOTES 0.1%
Enterprise Fleet Financing LLC 5.906% due 10/21/2024	1,911	1,912
Federal Home Loan Bank 0.000% due 07/10/2024 - 07/26/2024 (d)	9,075	9,043
Volkswagen Auto Lease Trust 5.516% due 03/20/2025	2,491	2,492

		13,447

U.S. TREASURY BILLS 3.3%
5.339% due 07/09/2024 - 04/17/2025 (c)(d)(g)	499,500	490,842

Total Short-Term Instruments (Cost $12,837,347)		12,838,075

Total Investments in Securities (Cost $17,208,516)		17,211,369

Total Investments 117.3% (Cost $17,208,516)		$17,211,369
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $0)		3,673
Other Assets and Liabilities, net (17.3)%		(2,548,198)

Net Assets 100.0%		$14,666,844

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.430%	06/28/2024	07/01/2024		$300,000	U.S. Treasury Bonds 4.000% due 11/15/2052	$(300,236)	$300,000	$300,136
	5.440	07/01/2024	07/02/2024		500,000	U.S. Treasury Bonds 4.000% due 11/15/2052	(500,084)	500,000	500,000
BOM	4.710	06/24/2024	07/02/2024	CAD	130,000	Province of Ontario 3.750% due 12/02/2053	(95,126)	95,026	95,112
	4.710	06/28/2024	07/02/2024		90,000	Canada Government Bond 4.000% due 09/01/2029	(67,400)	65,787	65,812
	4.710	07/02/2024	07/09/2024		500,000	Canada Government Bond 4.000% due 09/01/2029	(149,802)	365,484	365,484
						Province of Quebec 1.500% - 4.400% due 09/01/2031 - 12/01/2055	(224,195)
BOS	5.370	06/12/2024	07/01/2024		$300,000	U.S. Treasury Notes 4.500% due 03/31/2026	(307,505)	300,000	300,850
	5.380	06/13/2024	07/01/2024		326,000	U.S. Treasury Notes 1.375% - 4.000% due 02/29/2028 - 10/31/2028	(332,753)	326,000	326,877
	5.380	06/13/2024	07/02/2024		163,000	U.S. Treasury Notes 0.750% due 05/31/2026	(166,600)	163,000	163,438
	5.380	06/17/2024	07/02/2024		450,000	U.S. Treasury Notes 0.750% due 04/30/2026	(459,742)	450,000	450,941
	5.380	06/13/2024	07/05/2024		653,000	U.S. Treasury Notes 4.250% due 03/15/2027	(667,447)	653,000	654,757
	5.390	06/24/2024	07/01/2024		500,000	U.S. TREASURY N/B 4.250% due 12/31/2025	(247,671)	500,000	500,524
						U.S. Treasury Notes 4.250% due 12/31/2025	(251,958)
	5.390	06/28/2024	07/01/2024		45,200	U.S. Treasury Bonds 2.875% due 05/15/2052	(45,140)	45,200	45,220
	5.390	06/21/2024	07/02/2024		200,000	U.S. Treasury Notes 1.000% due 07/31/2028	(203,795)	200,000	200,299
	5.390	06/14/2024	07/03/2024		400,000	U.S. Treasury Notes 1.250% - 4.000% due 02/29/2028 - 04/30/2028	(407,462)	400,000	401,018
	5.400	06/28/2024	07/01/2024		879,100	U.S. Treasury Notes 1.625% - 2.750% due 05/15/2026 - 04/30/2027	(896,737)	879,100	879,496
	5.400	06/18/2024	07/05/2024		600,000	U.S. Treasury Notes 0.750% - 4.000% due 04/30/2026 - 06/30/2028	(603,639)	600,000	601,170
	5.410	07/01/2024	07/02/2024		400,000	U.S. Treasury Notes 4.250% due 12/31/2025	(399,703)	400,000	400,000
	5.410	06/28/2024	07/03/2024		200,000	U.S. Treasury Notes 4.000% due 06/30/2028	(199,706)	200,000	200,090
	5.420	06/28/2024	07/01/2024		939,100	U.S. Treasury Notes 0.250% - 1.500% due 07/31/2025 - 01/31/2027	(957,907)	939,100	939,524
	5.420	07/01/2024	07/03/2024		500,000	U.S. Treasury Notes 2.750% due 04/30/2027	(510,659)	500,000	500,000
	5.420	06/26/2024	07/05/2024		250,000	U.S. Treasury Notes 4.125% due 03/31/2029	(254,139)	250,000	250,188
	5.420	07/01/2024	07/05/2024		550,000	U.S. Treasury Notes 4.250% - 4.625% due 12/31/2025 - 09/30/2028	(551,688)	550,000	550,000
	5.430	06/26/2024	07/02/2024		700,000	U.S. Treasury Notes 4.000% - 4.125% due 06/30/2028 - 03/31/2029	(707,363)	700,000	700,528
BPS	5.340	06/28/2024	07/01/2024		43,100	U.S. Treasury Notes 0.625% due 07/31/2026	(43,946)	43,100	43,119
	5.380	06/28/2024	07/01/2024		14,900	U.S. Treasury Inflation Protected Securities 1.375% due 02/15/2044	(5,815)	14,900	14,907
						U.S. Treasury Notes 2.125% due 05/15/2025	(9,286)
	5.430	06/28/2024	07/01/2024		1,300	U.S. Treasury Notes 2.875% due 05/15/2028	(1,326)	1,300	1,301
	5.440	07/01/2024	07/02/2024		2,100	U.S. Treasury Notes 0.500% due 05/31/2027	(2,144)	2,100	2,100
CEW	4.720	06/24/2024	07/02/2024	CAD	200,000	Province of Ontario 3.650% due 06/02/2033	(141,444)	146,193	146,325
						Province of Quebec 1.500% due 09/01/2031	(6,385)
	4.720	06/25/2024	07/03/2024		70,000	Province of Ontario 2.600% due 06/02/2027	(8,447)	51,168	51,208
						Province of Quebec 1.500% due 09/01/2031	(43,671)
	4.720	06/27/2024	07/05/2024		400,000	Province of Ontario 3.500% due 06/02/2043	(2,272)	292,387	292,538
						Province of Quebec 2.850% - 3.500% due 12/01/2048 - 12/01/2053	(294,279)
	4.720	06/28/2024	07/08/2024		330,000	Province of Ontario 2.800% - 2.900% due 12/02/2046 - 06/02/2048	(229,764)	241,219	241,312
						Province of Quebec 4.250% due 12/01/2043	(15,705)
DEU	5.440	07/01/2024	07/02/2024		$121,900	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(85,155)	121,900	121,900
						U.S. Treasury Notes 1.875% due 02/28/2029	(39,299)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

JPS	5.440	07/01/2024	07/02/2024	200,000	U.S. Treasury Notes 3.125% due 08/15/2025	(203,981)	200,000	200,000
MBC	5.400	06/28/2024	07/01/2024	10,800	U.S. Treasury Bonds 4.000% due 11/15/2042	(10,990)	10,800	10,805
MEI	4.710	06/27/2024	07/05/2024	CAD	250,000	Canada Government Bond 1.500% - 3.000% due 12/01/2031 - 06/01/2034	(186,364)	182,742	182,836
4.710	06/28/2024	07/08/2024	200,000	Province of Ontario 3.500% - 4.700% due 06/02/2037 - 06/02/2043	(96,722)	146,193	146,250
Province of Quebec 4.250% due 12/01/2043	(52,296)
NXN	5.340	06/28/2024	07/01/2024	$470,800	U.S. Treasury Bonds 4.750% due 11/15/2053	(470,950)	470,800	471,010
SAL	5.370	06/28/2024	07/01/2024	8,800	U.S. Treasury Notes 0.750% due 04/30/2026	(8,983)	8,800	8,804
5.400	06/28/2024	07/01/2024	83,700	U.S. Treasury Notes 0.750% due 05/31/2026	(85,374)	83,700	83,738
SCX	5.440	07/01/2024	07/02/2024	6,300	U.S. Treasury Inflation Protected Securities 2.375% due 10/15/2028	(6,446)	6,300	6,300
SSB	2.600	06/28/2024	07/01/2024	3,935	U.S. Treasury Notes 4.125% due 07/31/2028(2)	(4,014)	3,935	3,936
TDM	5.410	06/28/2024	07/01/2024	216,700	U.S. Treasury Notes 0.500% due 04/30/2027	(221,329)	216,700	216,798

Total Repurchase Agreements	$(11,784,844)	$11,625,934	$11,636,651

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
Cash of $25,247 has been pledged as collateral under the terms of master agreements as of June 30, 2024.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2024	KRW	82,760	$60	$1	$0
BPS	07/2024	CAD	590,498	431,728	278	(9)
07/2024	KRW	82,141	60	0	0
07/2024	$71,261	AUD	106,949	58	0
07/2024	1,993	CAD	2,720	0	(6)
07/2024	1,340	JPY	209,538	0	(37)
08/2024	AUD	106,949	$71,321	0	(58)
BRC	07/2024	$1,600	DKK	10,988	0	(21)
08/2024	1,232	JPY	197,042	0	(1)
CBK	07/2024	CAD	846,749	$618,711	394	(308)
07/2024	$1,610	GBP	1,266	0	(10)
DUB	07/2024	KRW	44,894	$33	0	0
01/2025	AUD	7,004	4,579	0	(111)
FAR	07/2024	34,851	23,220	0	(21)
07/2024	CAD	325,336	237,472	0	(224)
07/2024	JPY	199,658	1,253	12	0
07/2024	$1,339	JPY	209,031	0	(39)
08/2024	1,253	198,721	0	(11)
GLM	07/2024	9	1,400	0	0
JPM	07/2024	DKK	16,582	$2,379	0	(2)
07/2024	KRW	55,408	40	0	0
08/2024	$2,379	DKK	16,553	2	0
08/2024	81	JPY	12,975	0	0
MBC	07/2024	AUD	23,061	$15,381	3	0
07/2024	CAD	530,685	387,528	0	(228)
07/2024	JPY	204,809	1,276	2	0
07/2024	$1,327	JPY	207,466	0	(37)
08/2024	1,276	203,851	0	(2)
04/2025	DKK	779,400	$114,973	1,212	0
MYI	07/2024	AUD	15,220	10,112	0	(38)
07/2024	DKK	11,381	1,630	0	(4)
08/2024	$1,630	DKK	11,360	4	0
04/2025	DKK	825,100	$122,237	1,805	0
RBC	07/2024	AUD	18,359	12,131	0	(111)
07/2024	$1,317	JPY	206,063	0	(35)
08/2024	1,232	197,299	1	0
01/2025	DKK	97,400	$14,298	152	0
RYL	01/2025	593,300	86,966	799	0
SCX	07/2024	KRW	41,681	31	0	0
07/2024	$1,317	JPY	206,063	0	(35)
08/2024	2,465	394,295	0	(2)
SSB	07/2024	1,059	165,736	0	(28)
TOR	07/2024	JPY	199,960	$1,251	7	0
08/2024	$1,251	JPY	199,023	0	(7)
04/2025	DKK	584,600	$85,805	477	0
UAG	07/2024	AUD	15,458	10,312	4	0
07/2024	$2,470	DKK	17,008	0	(27)
07/2024	1,317	JPY	205,342	0	(40)

Total Forward Foreign Currency Contracts	$5,211	$(1,452)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.420% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/24/2024	$225,000	$0	$(86)	$0	$(86)

Total Swap Agreements								$0	$(86)	$0	$(86)

(g)

Securities with an aggregate market value of $279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3		Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$2,645,578		$0	$2,645,578
Industrials					0		934,791		0	934,791
Utilities					0		168,866		0	168,866
U.S. Government Agencies					0		104,542		0	104,542
U.S. Treasury Obligations					0		435,739		0	435,739
Asset-Backed Securities					0		28,712		0	28,712
Sovereign Issues					0		55,066		0	55,066
Short-Term Instruments
Commercial Paper					0		707,852		0	707,852
Repurchase Agreements					0		11,625,934		0	11,625,934
Short-Term Notes					0		13,447		0	13,447
U.S. Treasury Bills					0		490,842		0	490,842

Total Investments					$0		$17,211,369		$0	$17,211,369

Financial Derivative Instruments - Assets
Over the counter					$0		$5,211		$0	$5,211

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(1,538)		$0	$(1,538)

Total Financial Derivative Instruments					$0		$3,673		$0	$3,673

Totals					$0		$17,215,042		$0	$17,215,042

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.7% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)	$2,000	$1

Total Corporate Bonds & Notes (Cost $1,033)		1

U.S. GOVERNMENT AGENCIES 72.7%
Fannie Mae
4.060% due 03/01/2030	417	403
4.363% due 08/25/2042 ~	8	8
4.397% due 08/01/2032 •	2	2
4.464% due 11/01/2035 •	1	1
4.514% due 07/01/2027 •	1	1
4.563% due 05/01/2036 •	15	14
4.569% due 05/01/2036 •	19	19
4.666% due 05/01/2036 •	9	8
4.763% due 12/25/2042 ~	55	54
4.766% due 08/01/2026	383	381
5.070% due 04/01/2028 •	8	8
5.075% due 07/01/2029 •	3	3
5.092% due 03/01/2030 •	28	28
5.175% due 03/01/2035 •	19	19
5.498% due 12/25/2036 •	33	32
5.558% due 03/25/2034 •	8	8
5.608% due 12/01/2034 •	4	4
5.625% due 09/01/2033 - 02/01/2034 •	53	53
5.665% due 12/01/2032 •	7	7
5.727% due 10/01/2034 •	30	30
5.731% due 02/01/2035 •	3	3
5.739% due 11/01/2032 •	3	3
5.744% due 09/01/2033 •	13	13
5.750% due 01/25/2034 •	6	6
5.794% due 08/01/2033 •	0	1
5.800% due 05/25/2042 - 09/25/2042 •	99	98
5.810% due 04/01/2037 •	1	1
5.814% due 01/01/2037 •	1	1
5.847% due 11/01/2034 •	29	29
5.848% due 05/18/2032 •	8	8
5.850% due 06/25/2029 - 12/25/2033 •	16	17
5.868% due 05/01/2032 •	4	4
5.870% due 01/01/2035 •	10	10
5.875% due 10/01/2034 •	2	2
5.876% due 12/01/2036 •	29	29
5.877% due 06/01/2035 •	6	6
5.890% due 05/25/2036 •	4	4
5.893% due 03/01/2034 •	180	179
5.894% due 12/01/2034 •	21	21
5.895% due 07/01/2033 •	26	26
5.898% due 09/17/2027 - 10/18/2030 •	19	18
5.900% due 10/25/2030 •	10	10
5.913% due 04/01/2033 - 09/01/2033 •	13	13
5.915% due 10/01/2032 - 09/01/2034 •	25	25
5.920% due 11/01/2034 •	7	7
5.934% due 03/01/2035 •	39	39
5.945% due 11/01/2033 •	97	97
5.948% due 11/18/2030 •	6	6
5.950% due 08/25/2031 - 11/01/2047 •	117	119
5.962% due 01/01/2033 •	4	4
5.963% due 02/01/2034 •	7	7
5.979% due 07/01/2035 •	3	3
5.980% due 12/01/2035 •	5	5
5.986% due 11/01/2033 •	42	43
5.990% due 11/01/2033 •	30	30
5.995% due 02/01/2035 •	65	65
5.996% due 11/01/2027 •	1	1
6.000% due 12/25/2030 - 12/01/2033 •	16	16
6.000% due 02/25/2044 - 08/25/2044	14	15
6.001% due 12/01/2036 •	2	2
6.005% due 10/01/2033 •	20	20
6.037% due 08/01/2035 •	12	12
6.065% due 11/01/2033 •	12	12
6.075% due 02/01/2036 •	28	29

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.091% due 02/01/2034 •	14	14
6.100% due 11/25/2031 •	13	13
6.105% due 12/01/2035 •	144	145
6.121% due 06/01/2035 •	31	31
6.125% due 01/01/2033 •	4	4
6.150% due 04/25/2032 - 01/01/2034 •	9	10
6.155% due 03/01/2034 •	9	9
6.161% due 07/01/2035 •	8	8
6.164% due 10/01/2035 •	6	6
6.172% due 05/01/2037 •	151	152
6.190% due 04/01/2033 •	4	4
6.205% due 08/01/2033 •	5	5
6.225% due 12/01/2035 •	159	157
6.234% due 04/01/2040 •	71	73
6.239% due 06/01/2032 •	2	2
6.250% due 05/25/2042	12	12
6.256% due 03/01/2033 •	53	54
6.258% due 11/01/2034 •	2	2
6.264% due 01/01/2038 •	1	1
6.289% due 11/01/2040 •	1	1
6.290% due 10/01/2033 - 01/01/2036 •	2	2
6.298% due 11/01/2031 •	6	6
6.300% due 01/01/2036 •	39	39
6.301% due 03/01/2033 •	1	1
6.314% due 07/01/2042 - 07/01/2044 •	126	126
6.315% due 08/01/2037 •	273	275
6.319% due 02/01/2035 •	8	8
6.330% due 02/01/2034 •	25	26
6.335% due 01/01/2033 •	2	2
6.345% due 06/01/2034 •	57	58
6.346% due 03/01/2033 •	10	10
6.364% due 09/01/2041 •	8	8
6.387% due 04/01/2034 •	5	5
6.393% due 09/01/2035 •	53	55
6.400% due 11/01/2032 - 07/01/2033 •	4	4
6.413% due 11/01/2034 •	3	3
6.418% due 09/01/2035 •	10	10
6.425% due 04/01/2035 •	2	2
6.438% due 05/01/2034 •	3	3
6.450% due 04/25/2032 •	6	6
6.452% due 07/01/2026 •	12	12
6.500% due 11/01/2026 - 11/01/2036 •	214	215
6.500% due 01/25/2044	146	147
6.550% due 03/01/2035 •	1	1
6.605% due 04/01/2033 •	66	68
6.633% due 12/01/2030 •	1	1
6.646% due 05/01/2033 •	2	2
6.653% due 02/01/2035 •	4	5
6.680% due 08/01/2033 •	9	9
6.721% due 09/01/2035 •	41	43
6.755% due 06/01/2037 •	6	6
6.764% due 11/01/2035 •	11	11
6.811% due 04/01/2035 •	6	6
6.820% due 04/01/2034 •	16	16
6.838% due 11/01/2035 •	11	11
6.840% due 08/01/2028 •	16	16
6.873% due 05/01/2036 •	15	15
6.875% due 01/01/2033 •	1	1
6.896% due 07/01/2037 •	26	27
6.900% due 05/01/2030 •	10	10
6.999% due 11/01/2035 •	3	3
7.000% due 10/01/2033 - 02/25/2044	15	15
7.000% due 06/01/2034 •	2	2
7.021% due 10/01/2035 •	57	58
7.060% due 05/01/2035 •	28	28
7.126% due 09/01/2033 •	13	13
7.166% due 02/01/2037 •	6	6
7.199% due 01/01/2035 •	14	14
7.200% due 01/01/2033 •	2	2
7.203% due 02/01/2035 •	11	11
7.269% due 01/01/2035 •	1	1
7.292% due 09/01/2037 •	136	138
7.328% due 12/01/2032 •	41	41
7.344% due 01/01/2035 •	5	5
7.348% due 07/01/2035 •	4	4
7.362% due 07/01/2034 •	39	40
7.388% due 07/01/2034 •	26	26
7.392% due 07/01/2035 •	2	2
7.500% due 06/01/2034 •	1	1
7.500% due 05/25/2042	12	12
7.705% due 06/01/2036 •	6	6
Freddie Mac
3.000% due 02/01/2048	2,250	1,959
3.590% due 09/01/2030 •	30	30
4.397% due 01/01/2030 •	12	12
4.500% due 04/15/2032	96	94

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.695% due 04/01/2030 •	14	14
5.500% due 10/15/2032	3	3
5.720% due 08/25/2031 •	143	147
5.730% due 09/25/2031 •	78	79
5.748% due 03/15/2036 •	1	1
5.787% due 03/01/2035 •	6	6
5.798% due 02/15/2029 - 03/15/2029 •	14	13
5.800% due 06/25/2029 •	42	40
5.848% due 07/15/2026 - 01/15/2033 •	33	32
5.850% due 05/25/2043 •	622	610
5.898% due 09/15/2026 - 08/15/2029 •	7	7
5.915% due 08/01/2035 •	79	79
5.948% due 10/15/2026 - 01/15/2032 •	7	7
5.955% due 12/01/2036 •	12	12
5.975% due 08/01/2033 •	1	1
5.981% due 08/01/2035 •	22	22
5.998% due 08/15/2029 - 03/15/2032 •	23	23
6.000% due 01/15/2029 - 05/01/2035	10	10
6.000% due 09/01/2034 •	3	3
6.002% due 02/01/2037 •	2	2
6.021% due 09/01/2035 •	1	1
6.038% due 12/01/2035 •	7	7
6.048% due 06/15/2029 - 12/15/2031 •	20	19
6.090% due 09/01/2035 •	1	1
6.104% due 01/01/2037 •	2	2
6.132% due 01/01/2036 •	2	2
6.146% due 01/01/2035 •	1	1
6.164% due 10/01/2027 •	1	1
6.165% due 11/01/2034 •	109	109
6.200% due 07/01/2033 •	4	4
6.208% due 07/01/2037 •	44	44
6.250% due 09/01/2035 •	7	8
6.294% due 11/01/2036 •	0	1
6.306% due 08/01/2035 •	1	1
6.322% due 03/01/2036 •	58	59
6.335% due 08/01/2037 •	63	63
6.350% due 11/01/2033 •	11	11
6.353% due 10/25/2044 - 02/25/2045 •	306	281
6.354% due 09/01/2034 •	94	96
6.370% due 01/01/2036 - 02/01/2036 •	10	11
6.375% due 12/01/2032 - 10/01/2034 •	38	38
6.405% due 11/01/2036 •	2	2
6.460% due 02/01/2035 •	30	30
6.493% due 09/01/2035 •	35	36
6.511% due 04/01/2036 •	81	81
6.530% due 03/01/2036 •	105	105
6.552% due 01/01/2030 •	41	41
6.553% due 07/25/2044 •	994	920
6.578% due 04/01/2034 •	31	32
6.583% due 03/01/2032 •	18	19
6.593% due 03/01/2036 •	2	2
6.612% due 07/01/2035 •	8	8
6.617% due 06/01/2035 •	2	2
6.655% due 09/01/2037 •	190	187
6.685% due 07/01/2033 •	1	1
6.720% due 12/01/2034 •	1	1
6.890% due 01/01/2034 •	53	53
6.951% due 04/01/2032 •	31	31
6.962% due 03/01/2035 •	10	10
7.000% due 07/15/2027	4	4
7.125% due 04/01/2032 •	6	6
7.327% due 07/01/2035 •	1	1
7.379% due 05/01/2035 •	45	45
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2026 ~	1	1
3.625% due 09/20/2029 - 12/20/2045 •	340	338
3.750% due 10/20/2029 •	118	115
3.875% due 04/20/2033 •	16	16
4.625% due 01/20/2027 - 01/20/2030 •	34	33
6.037% due 05/20/2069 •	932	932
Ginnie Mae, TBA
2.500% due 08/01/2054	600	505
3.000% due 08/01/2054	2,900	2,528
3.500% due 08/01/2054	5,200	4,672
4.000% due 07/01/2054	200	185
4.500% due 07/01/2054	14,000	13,311
5.500% due 07/01/2054	700	695
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	1,016	874
3.500% due 11/01/2044 - 02/01/2050	2,277	2,054
4.000% due 07/01/2042 - 02/01/2043	402	375
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2039 - 08/01/2054	4,200	3,442
3.000% due 07/01/2039 - 08/01/2054	20,100	18,081
3.500% due 07/01/2054 - 08/01/2054	3,150	2,789
4.000% due 07/01/2054	15,300	14,001

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

4.500% due 08/01/2054	9,800	9,242
5.000% due 07/01/2054 - 08/01/2054	8,100	7,828
5.500% due 08/01/2054	13,000	12,821
6.000% due 08/01/2054	23,700	23,758
6.500% due 07/01/2054 - 08/01/2054	12,100	12,309

Total U.S. Government Agencies (Cost $141,799)		141,032

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
3.125% due 02/15/2043 (e)(g)	4,730	3,831
4.000% due 11/15/2042	3,100	2,858
4.000% due 11/15/2052	2,300	2,096

Total U.S. Treasury Obligations (Cost $11,020)		8,785

NON-AGENCY MORTGAGE-BACKED SECURITIES 37.6%
Adjustable Rate Mortgage Trust
4.727% due 11/25/2035 ~	77	54
4.994% due 03/25/2035 «~	12	11
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,054
Ashford Hospitality Trust
7.076% due 06/15/2035 •	400	395
7.476% due 06/15/2035 •	300	294
8.376% due 06/15/2035 •	400	388
Banc of America Funding Trust
5.558% due 05/25/2035 ~	4,115	3,737
6.245% due 11/20/2035 ~	80	72
Banc of America Mortgage Trust
5.083% due 11/25/2033 «~	18	15
5.482% due 09/25/2033 «~	50	43
6.211% due 10/25/2035 «~	10	9
6.251% due 01/25/2034 «~	12	11
6.372% due 02/25/2034 «~	25	25
7.375% due 06/25/2034 «~	11	10
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	768
BCAP LLC Trust 6.500% due 02/26/2036 «~	398	181
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
4.363% due 07/25/2034 «~	10	9
4.710% due 02/25/2034 «~	118	105
4.968% due 01/25/2035 ~	17	16
5.035% due 02/25/2034 «~	26	23
5.125% due 01/25/2035 «~	14	11
5.700% due 01/25/2034 ~	41	38
6.008% due 01/25/2034 ~	138	134
6.500% due 04/25/2033 «~	12	12
7.048% due 10/25/2033 «~	2	2
Bear Stearns ALT-A Trust
4.652% due 11/25/2036 ~	233	120
5.780% due 02/25/2034 •	140	128
5.800% due 08/25/2036 •	3	3
CD Mortgage Trust 3.431% due 08/15/2050	400	375
Chase Home Lending Mortgage Trust 3.250% due 09/25/2064 ~	1,000	876
Chase Mortgage Finance Trust
4.649% due 12/25/2035 ~	23	20
4.860% due 12/25/2035 «~	19	17
6.181% due 02/25/2037 «~	132	124
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	872
Citigroup Mortgage Loan Trust
6.260% due 08/25/2035 •	63	59
6.428% due 03/25/2034 «~	25	23
6.722% due 08/25/2034 «~	1	0
7.410% due 05/25/2035 «•	10	9
7.560% due 09/25/2035 •	29	28
7.860% due 11/25/2035 «•	23	22
Countrywide Alternative Loan Trust
3.954% due 08/25/2035 ~	854	774
4.386% due 10/25/2035 «~	7	5
5.860% due 06/25/2037 •	649	559
Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 «~	9	8
4.712% due 11/25/2034 ~	652	586
5.257% due 12/25/2033 «~	26	24
5.500% due 11/25/2035 «	67	31
5.663% due 06/20/2035 «~	37	33
5.810% due 08/25/2035 «•	60	11
7.940% due 02/20/2036 •	17	15
Credit Suisse First Boston Mortgage Securities Corp. 5.658% due 11/25/2032 «~	4	4

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.387% due 01/25/2034 «~	85	78
6.521% due 07/25/2033 «~	211	193
6.852% due 10/25/2033 «~	11	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	1,003	938
4.080% due 03/25/2060 ~	661	659
4.713% due 08/25/2060 ~	522	520
Cross Mortgage Trust 6.147% due 07/25/2069 þ	1,000	1,003
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	181
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	31	31
Extended Stay America Trust 6.523% due 07/15/2038 •	817	814
First Horizon Alternative Mortgage Securities Trust
6.020% due 08/25/2034 «~	33	32
6.447% due 07/25/2035 ~	75	46
First Horizon Mortgage Pass-Through Trust
5.730% due 02/25/2035 «•	23	20
6.004% due 02/25/2035 «•	49	44
FWD Securitization Trust 2.240% due 01/25/2050 ~	144	133
GMAC Mortgage Corp. Loan Trust 4.262% due 11/19/2035 «~	33	27
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	514
3.924% due 10/10/2032	1,700	1,668
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,481	2,264
GSR Mortgage Loan Trust
4.514% due 05/25/2035 ~	37	30
4.726% due 08/25/2034 «~	15	13
5.057% due 09/25/2035 ~	1,671	1,543
5.110% due 06/25/2034 «~	4	4
5.473% due 06/25/2034 «~	10	9
5.810% due 01/25/2034 «•	35	33
5.970% due 09/25/2034 ~	871	859
6.000% due 03/25/2032 «	2	2
6.750% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
5.833% due 02/19/2046 •	344	300
5.893% due 05/19/2035 •	18	17
Impac CMB Trust 6.100% due 08/25/2035 «•	427	377
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	8	7
IndyMac INDX Mortgage Loan Trust
5.840% due 09/25/2046 •	226	189
6.240% due 05/25/2034 «•	14	12
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 «~	19	7
JP Morgan Chase Commercial Mortgage Securities Trust 6.793% due 12/15/2036 •	500	389
JP Morgan Mortgage Trust
5.021% due 11/25/2035 «~	63	49
5.184% due 10/25/2035 ~	115	104
5.266% due 07/25/2035 ~	117	109
5.480% due 04/25/2035 «~	5	5
5.514% due 07/25/2035 «~	95	87
5.571% due 11/25/2033 «~	6	5
5.575% due 09/25/2034 «~	1	1
6.081% due 11/25/2033 «~	3	3
Legacy Mortgage Asset Trust 4.750% due 07/25/2061 þ	2,578	2,512
MASTR Adjustable Rate Mortgages Trust
3.723% due 02/25/2034 «~	143	122
4.368% due 01/25/2034 «~	3	3
4.703% due 08/25/2034 «~	179	170
5.214% due 01/25/2036 ~	16	15
5.294% due 12/25/2033 «~	13	11
5.994% due 11/21/2034 «~	22	20
6.331% due 08/25/2034 «~	71	67
6.500% due 09/25/2033 «~	91	85
7.678% due 07/25/2034 «~	162	151
Merrill Lynch Mortgage Investors Trust
3.188% due 02/25/2034 «~	18	14
4.985% due 04/25/2035 «~	132	113
5.630% due 09/25/2033 «~	4	4
5.783% due 02/25/2035 ~	39	36
6.080% due 08/25/2028 •	155	148
6.120% due 06/25/2028 •	33	30
6.501% due 03/25/2028 «•	28	26
MFA Trust
1.014% due 01/26/2065 ~	518	473

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

1.324% due 01/26/2065 ~	185	169
1.479% due 03/25/2065 ~	165	155
1.632% due 01/26/2065 ~	185	170
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	491	465
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	684
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	1,800	1,464
Morgan Stanley Mortgage Loan Trust 5.780% due 01/25/2035 •	523	479
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,138	2,010
2.750% due 11/25/2059 ~	2,774	2,594
3.500% due 10/25/2059 ~	76	70
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,587	2,528
NLT Trust 3.200% due 10/25/2062 ~	947	840
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.769% due 10/25/2035 ~	14	12
OBX Trust 1.072% due 02/25/2066 ~	2,755	2,371
Prime Mortgage Trust
5.860% due 02/25/2034 •	11	10
6.000% due 02/25/2034 «	4	3
PRPM LLC
4.000% due 06/25/2053 þ	1,842	1,779
6.327% due 06/25/2069 þ	1,000	1,003
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031 «	419	193
Residential Funding Mortgage Securities, Inc. Trust
5.835% due 02/25/2036 «~	56	48
6.500% due 03/25/2032 «	6	5
RESIMAC Premier 6.492% due 02/07/2052 •	49	49
Sequoia Mortgage Trust
6.046% due 07/20/2034 «~	11	10
6.172% due 03/20/2035 «•	48	43
6.213% due 04/20/2033 «•	8	8
6.228% due 05/20/2034 «•	33	32
6.253% due 10/20/2027 «•	17	16
SMRT Commercial Mortgage Trust 6.329% due 01/15/2039 •	1,100	1,087
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	184	170
1.439% due 11/25/2055 ~	92	86
1.486% due 04/25/2065 ~	142	135
1.593% due 11/25/2055 ~	92	86
Structured Adjustable Rate Mortgage Loan Trust
5.700% due 03/25/2035 «•	45	37
5.760% due 09/25/2034 «•	71	62
5.847% due 09/25/2034 «~	19	18
Structured Asset Mortgage Investments Trust
6.133% due 11/19/2033 «•	10	10
6.133% due 05/19/2035 •	74	69
6.153% due 02/19/2035 •	1,025	919
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.353% due 09/25/2033 «~	14	12
5.914% due 11/25/2033 «~	7	7
7.351% due 06/25/2033 «~	129	122
7.699% due 03/25/2033 «~	72	67
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	294	281
2.900% due 10/25/2059 ~	4,306	4,030
3.750% due 03/25/2058 ~	1,058	1,009
6.460% due 05/25/2058 •	3,886	3,978
6.460% due 10/25/2059 •	137	139
Verus Securitization Trust 5.930% due 03/25/2068 þ	1,851	1,845
WaMu Mortgage Pass-Through Certificates Trust
4.597% due 10/25/2035 «~	312	277
4.740% due 09/25/2035 ~	134	120
5.594% due 08/25/2033 «~	176	162
5.816% due 10/25/2033 «~	61	56
6.000% due 12/25/2045 •	1,099	958
6.040% due 07/25/2045 •	3,018	2,843
6.040% due 10/25/2045 •	954	915
6.040% due 12/25/2045 •	732	712
6.153% due 08/25/2046 •	21	20
6.201% due 08/25/2046 •	1,053	857
6.260% due 01/25/2045 •	429	406
6.353% due 11/25/2042 •	41	38
6.553% due 08/25/2042 •	4	4
6.653% due 09/25/2046 •	2,577	2,356

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
4.994% due 06/25/2033 ~	7	6
5.975% due 02/25/2033 «~	1	1
6.578% due 11/25/2030 «~	20	20
7.000% due 03/25/2034 «	12	12
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	525
3.809% due 12/15/2048	300	292
4.023% due 03/15/2052	300	284
Wells Fargo Mortgage-Backed Securities Trust 6.535% due 08/25/2035 ~	3	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	737
WSTN Trust 6.518% due 07/05/2037 ~	500	502

Total Non-Agency Mortgage-Backed Securities (Cost $78,821)		72,959

ASSET-BACKED SECURITIES 45.5%
AccessLex Institute 5.898% due 05/25/2036 •	318	314
Accredited Mortgage Loan Trust 5.508% due 01/25/2035 •	367	348
Anchorage Capital CLO Ltd. 6.432% due 10/15/2031 (a)	800	800
Apex Credit CLO Ltd. 0.000% due 10/20/2031 •(a)	1,000	1,000
Apidos CLO 6.596% due 04/20/2031 •	1,147	1,148
Ares CLO Ltd. 6.460% due 01/15/2029 •	352	352
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	26	26
Bear Stearns Asset-Backed Securities Trust
3.245% due 10/25/2036 ~	560	314
6.460% due 11/25/2042 •	76	75
Benefit Street Partners CLO Ltd. 6.609% due 01/17/2032 •	2,909	2,915
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028	900	898
5.820% due 09/15/2026	572	572
Bryant Park Funding Ltd. 6.932% due 04/15/2037 •	1,000	1,006
BXMT Ltd. 6.843% due 11/15/2037 •	773	758
Carmax Select Receivables Trust
5.400% due 11/15/2028	100	100
5.780% due 09/15/2027	100	100
6.060% due 09/15/2027 •	100	100
Chase Auto Owner Trust
5.220% due 07/25/2029	100	100
5.530% due 09/27/2027	100	100
CIFC Funding Ltd. 6.565% due 04/24/2031 •	819	820
College Avenue Student Loans LLC
1.600% due 07/25/2051	650	577
3.280% due 12/28/2048	1,029	959
4.130% due 12/26/2047	544	519
6.560% due 07/25/2051 •	371	369
6.660% due 12/26/2047 •	395	394
Commonbond Student Loan Trust 1.980% due 08/25/2050	457	399
Countrywide Asset-Backed Certificates Trust
5.880% due 08/25/2034 •	1,302	1,251
6.000% due 12/25/2034 •	1,711	1,669
CPS Auto Receivables Trust 5.880% due 02/15/2028	100	100
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	318	282
Dryden CLO Ltd. 6.567% due 01/17/2033 •	1,900	1,901
ECMC Group Student Loan Trust 6.450% due 07/25/2069 •	502	500
EquiFirst Mortgage Loan Trust 6.568% due 09/25/2033 «•	33	32
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	500	502
Galaxy CLO Ltd. 6.560% due 10/15/2030 •	1,180	1,181
GLS Auto Receivables Issuer Trust 5.240% due 03/15/2030	1,700	1,693
GLS Auto Select Receivables Trust 5.590% due 10/15/2029 (a)	500	500
HERA Commercial Mortgage Ltd. 6.496% due 02/18/2038 •	362	358

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Home Equity Asset Trust 6.060% due 11/25/2032 «•	8	7
Home Equity Mortgage Loan Asset-Backed Trust
6.240% due 10/25/2035 •	1,600	1,478
6.372% due 05/25/2033 «~	254	243
HSI Asset Securitization Corp. Trust 5.560% due 10/25/2036 •	5	2
KKR CLO Ltd.
6.529% due 07/18/2030 •	532	533
6.757% due 02/09/2035 •	2,100	2,096
LCCM Trust 6.893% due 11/15/2038 •	3,395	3,348
LCM Loan Income Fund Ltd. 6.616% due 04/20/2031 •	486	487
Lendmark Funding Trust 5.530% due 06/21/2032	1,000	1,004
Long Beach Mortgage Loan Trust
6.020% due 10/25/2034 •	723	694
6.160% due 03/25/2032 «•	16	15
6.315% due 07/25/2034 •	183	181
Madison Park Funding Ltd. 6.576% due 04/20/2032 •	1,500	1,503
Marathon CLO Ltd. 6.705% due 01/20/2033 •	2,000	2,003
Morgan Stanley Dean Witter Capital, Inc. Trust 6.810% due 02/25/2033 •	44	45
Mountain View CLO LLC 6.679% due 10/16/2029 •	311	311
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust 6.343% due 11/15/2068 •	102	102
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	569	515
3.010% due 12/15/2059	909	861
3.130% due 02/15/2068	210	203
3.520% due 06/16/2042	3	3
Navient Student Loan Trust 4.000% due 12/15/2059	836	825
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,621	1,481
Neuberger Berman Loan Advisers CLO Ltd. 6.626% due 04/20/2031 •	1,500	1,502
NovaStar Mortgage Funding Trust 6.200% due 02/25/2034 •	1,650	1,623
Octagon Investment Partners Ltd. 6.475% due 10/20/2030 •	1,835	1,838
Pagaya AI Debt Selection Trust
7.037% due 03/15/2030 ~	277	278
7.464% due 06/16/2031	4,399	4,420
7.625% due 04/15/2031	1,000	1,006
8.121% due 12/16/2030 ~	506	511
Palmer Square CLO Ltd. 6.645% due 04/20/2035 •	2,000	2,005
PRET LLC
1.843% due 09/25/2051 þ	2,506	2,417
2.487% due 10/25/2051 þ	2,486	2,465
4.992% due 02/25/2061 þ	2,725	2,704
Reach ABS Trust 6.300% due 02/18/2031	774	776
Regatta Funding Ltd. 6.736% due 01/20/2035 •	1,000	1,001
Renaissance Home Equity Loan Trust
6.160% due 08/25/2032 «•	10	9
6.560% due 09/25/2037 •	3,170	1,317
SLM Private Credit Student Loan Trust
5.871% due 12/15/2039 •	163	159
5.891% due 06/15/2039 •	2,277	2,211
5.931% due 06/15/2039 •	977	958
SMB Private Education Loan Trust
1.290% due 07/15/2053	945	867
1.600% due 09/15/2054	666	607
2.230% due 09/15/2037	284	267
2.840% due 06/15/2037	265	253
2.880% due 09/15/2034	43	43
3.940% due 02/16/2055	894	846
6.783% due 02/16/2055 •	1,022	1,029
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	342	331
Sound Point CLO Ltd.
6.565% due 07/25/2030 •	521	521
6.566% due 10/20/2030 •	1,009	1,010
Soundview Home Loan Trust 6.760% due 11/25/2033 «•	14	14
Starwood Commercial Mortgage Trust 6.523% due 07/15/2038 •	116	116

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

TCW CLO Ltd. 6.926% due 01/16/2037 •	4,000	4,012
Terwin Mortgage Trust 6.585% due 04/25/2036 •	851	845
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	500	501
5.380% due 02/20/2029	500	502
5.540% due 12/21/2026	500	500
5.853% due 12/21/2026 •	500	500
TIAA CLO Ltd. 0.000% due 01/20/2032 •(a)	900	900
TPG Real Estate Finance Issuer Ltd. 6.643% due 03/15/2038 •	1,703	1,692
TruPS Financials Note Securitization Ltd. 7.164% due 09/20/2039 •	1,520	1,507
Upstart Pass-Through Trust 7.900% due 10/20/2028	195	196
Verdelite Static CLO Ltd. 0.000% due 07/20/2032 •(a)	1,000	1,000

Total Asset-Backed Securities (Cost $91,262)		88,231

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		563

Total Short-Term Instruments (Cost $563)		563

Total Investments in Securities (Cost $324,498)		311,571

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	701,825	6,828

Total Short-Term Instruments (Cost $6,827)		6,828

Total Investments in Affiliates (Cost $6,827)		6,828

Total Investments 164.2% (Cost $331,325)		$318,399
Financial Derivative Instruments (d)(f) 0.2%(Cost or Premiums, net $3,550)		367
Other Assets and Liabilities, net (64.4)%		(124,824)

Net Assets 100.0%		$193,942

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$563	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(574)	$563	$563

Total Repurchase Agreements	$(574)	$563	$563

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Ginnie Mae, TBA	5.500%	07/01/2054	$400	$(397)	$(397)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	6,700	(5,276)	(5,246)

Total Short Sales (2.9)%	$(5,673)	$(5,643)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(909) at a weighted average interest rate of 5.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	6	$(1,427)	$6	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	6	(1,440)	5	0	0
3-Month SOFR Active Contract June Futures	09/2024	7	(1,656)	4	0	0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,435)	5	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	6	(1,432)	6	0	0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,442)	4	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,423)	5	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(959)	3	0	0
U.S. Treasury Long-Term Bond September Futures	09/2024	31	(3,668)	(35)	31	0

Total Futures Contracts	$3	$31	$(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	2.993%	Annual	10/13/2024	$300	$(2)	$(5)	$(7)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	500	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	12,000	(1)	356	355	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	1	180	181	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	600	(5)	(10)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	300	(2)	(5)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	333	52	385	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	51	51	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	(1)	70	69	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(430)	1,336	906	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(3)	19	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	430	1,208	1,638	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(2)	(92)	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(1)	(66)	(67)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	0	(33)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(1)	(53)	(54)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(56)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(54)	(56)	0	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(43)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(42)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(65)	(70)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	84	168	252	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(46)	(50)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(58)	(62)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(4)	(41)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(2)	(21)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(18)	(134)	(152)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	1,182	4,338	5,520	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(56)	(86)	(142)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(1)	(79)	(80)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	48	(396)	(348)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	(18)	(266)	(284)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	0	74	74	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(24)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(1)	(46)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(824)	(841)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(60)	(62)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(43)	(44)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(90)	(127)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(62)	1	(61)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(3)	(24)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(23)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	(3)	220	217	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	30	164	194	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	(54)	874	820	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(48)	485	437	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	(2)	206	204	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	665	3,303	3,968	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	0	41	41	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	0	99	99	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	0	82	82	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	0	79	79	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	0	140	140	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	0	96	96	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	0	169	169	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	0	168	168	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	0	74	74	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	0	71	71	8	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	0	42	42	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	0	34	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	0	52	52	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	0	87	87	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	0	65	65	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	0	37	37	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	0	37	37	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	0	36	36	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	0	23	23	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	0	35	35	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	0	35	35	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	0	34	34	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	2	130	132	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(37)	(70)	(107)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	159	(85)	74	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	94	(572)	(478)	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	(3)	144	141	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(1)	(88)	(89)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(1)	(87)	(88)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(1)	(52)	(53)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(1)	(51)	(52)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(1)	(49)	(50)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(1)	(68)	(69)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(1)	(48)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(1)	(66)	(67)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	1	29	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	1	43	44	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(62)	(63)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(63)	(64)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(234)	(242)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(4)	(114)	(118)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(247)	(389)	(636)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(280)	(400)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(6)	(40)	(46)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(6)	(40)	(46)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(5)	(45)	(50)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	(1)	(12)	(13)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(4)	(18)	(22)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	(61)	(25)	(86)	0	(11)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	(66)	24	(42)	0	(15)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	35	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	(1)	121	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	270	266	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	(1)	121	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	(31)	2,500	2,469	59	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(22)	(1,294)	(1,316)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	(15)	715	700	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	(46)	2,115	2,069	49	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(1)	(37)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(1)	(36)	(37)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	3,545	5,468	143	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(1)	(12)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	160	140	300	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	253	224	477	51	0

Total Swap Agreements	$3,827	$17,857	$21,684	$773	$(316)

(e)	Securities with an aggregate market value of $1,576 and cash of $3,513 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	200	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	95.594	08/06/2024	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2054	98.594	08/06/2024	200	0	0
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	200	0	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	200	(1)	0

Total Written Options	$(3)	$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	0	0	(1)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,950	(111)	82	0	(29)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,165	(126)	126	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	99	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	16	0	(8)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(23)	0	(12)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(49)	0	(68)

Total Swap Agreements	$(274)	$156	$0	$(118)

(g)

Securities with an aggregate market value of $197 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1	$0	$1
U.S. Government Agencies	0	141,032	0	141,032
U.S. Treasury Obligations	0	8,785	0	8,785
Non-Agency Mortgage-Backed Securities	0	69,154	3,805	72,959
Asset-Backed Securities	900	87,011	320	88,231
Short-Term Instruments
Repurchase Agreements	0	563	0	563

$900	$306,546	$4,125	$311,571
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,828	$0	$0	$6,828

Total Investments	$7,728	$306,546	$4,125	$318,399

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,643)	$0	$(5,643)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$804	$0	$804

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(317)	0	(317)
Over the counter	0	(120)	0	(120)

$0	$(437)	$0	$(437)

Total Financial Derivative Instruments	$0	$367	$0	$367

Totals	$7,728	$301,270	$4,125	$313,123

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$4,057	$0	$(365)	$3	$7	$7	$96	$0	$3,805	$(21)
Asset-Backed Securities	367	0	(50)	0	0	3	0	0	320	0

Totals	$4,424	$0	$(415)	$3	$7	$10	$96	$0	$4,125	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2024 (Unaudited)

Non-Agency Mortgage-Backed Securities	$3,805	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	320	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$4,125

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5% ¤
U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
4.395% due 12/01/2029 •	$4	$4
4.458% due 12/01/2029 •	0	1
5.498% due 12/25/2036 •	98	95
5.558% due 03/25/2034 •	34	34
5.570% due 06/25/2033 •	62	60
5.680% due 07/25/2032 •	80	79
5.709% due 03/01/2035 •	116	117
5.800% due 05/25/2042 •	70	69
5.905% due 01/01/2036 •	82	82
5.973% due 08/01/2028 •	4	4
6.125% due 12/01/2032 •	2	2
6.165% due 03/25/2036 •	47	46
6.171% due 03/25/2032 •	140	138
6.247% due 10/01/2032 •	3	3
6.313% due 06/01/2043 •	180	180
6.314% due 02/01/2041 - 10/01/2044 •	720	718
6.350% due 04/25/2032 •	14	14
6.764% due 11/01/2035 •	47	47
6.838% due 11/01/2035 •	50	49
Freddie Mac
0.000% due 07/15/2030 - 01/15/2032 (a)	5,526	4,147
4.500% due 06/15/2035 - 09/15/2035	336	323
5.000% due 01/15/2034	1,049	1,049
5.500% due 11/01/2038 - 10/01/2039	35	35
5.570% due 07/25/2031 •	206	204
5.948% due 06/15/2030 - 12/15/2032 •	18	17
5.998% due 06/15/2031 •	7	7
6.051% due 02/01/2035 •	126	127
6.148% due 02/15/2027 •	1	1
6.353% due 10/25/2044 - 02/25/2045 •	812	744
6.500% due 10/25/2043	295	296
6.553% due 07/25/2044 •	365	338
6.562% due 01/01/2032 •	3	3
7.043% due 06/01/2035 •	403	413
7.147% due 07/01/2029 •	2	2
7.208% due 05/01/2032 •	4	4
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	21	21
3.875% due 04/20/2027 - 04/20/2032 •	5	5
4.000% due 05/20/2030 •	19	19
4.625% (H15T1Y + 1.500%) due 02/20/2025 - 02/20/2026 ~	1	1
4.625% due 03/20/2025 - 02/20/2030 •	143	141
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	38,339
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (b)	27,579	21,303
Small Business Administration 6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	7	7
U.S. Small Business Administration 4.760% due 09/01/2025	397	391
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	834	788
4.500% due 04/01/2028 - 11/01/2029	78	78

Total U.S. Government Agencies (Cost $71,010)		70,545

U.S. TREASURY OBLIGATIONS 89.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	23,380
1.375% due 08/15/2050	185,150	94,784
1.625% due 11/15/2050	214,700	117,586
1.750% due 08/15/2041	12,400	8,197
1.875% due 02/15/2041 (d)	110,500	75,651
2.250% due 08/15/2049	50,320	32,533
2.250% due 02/15/2052	600	382
2.375% due 02/15/2042	8,200	5,972
2.750% due 11/15/2042	83,400	63,941
2.875% due 05/15/2043	10,960	8,515
2.875% due 05/15/2049	56,970	42,094
3.000% due 05/15/2042	191,000	153,382
3.000% due 11/15/2044 (d)	237,300	185,400
3.000% due 02/15/2049	38,140	28,897

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

3.125% due 02/15/2043	41,250	33,416
3.125% due 08/15/2044	45,000	35,977
3.250% due 05/15/2042	12,100	10,065
3.625% due 08/15/2043	53,000	46,069
3.625% due 02/15/2044	55,000	47,657
3.750% due 11/15/2043	36,220	32,024
4.000% due 11/15/2042	38,100	35,122
4.375% due 02/15/2038	78,530	78,423
4.375% due 08/15/2043 (d)	31,500	30,415
4.500% due 05/15/2038	31,463	31,779
4.500% due 02/15/2044 (d)	45,000	44,156
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	73,988
1.875% due 08/31/2024 (f)	7,213	7,169
2.125% due 07/31/2024 (f)	13,211	13,176
2.125% due 09/30/2024 (f)	14,182	14,067
2.125% due 11/30/2024 (f)	4,000	3,949
2.250% due 11/15/2025 (f)	47,400	45,713
2.375% due 08/15/2024 (f)	4,300	4,284
2.875% due 05/15/2028 (f)	9,680	9,146

Total U.S. Treasury Obligations (Cost $1,907,057)		1,437,309

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	4	3
6.008% due 01/25/2034 ~	79	77
6.414% due 11/25/2034 ~	192	174
6.500% due 04/25/2033 «~	11	11
6.625% due 04/25/2033 «~	6	6
6.875% due 04/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.386% due 11/25/2036 ~	5,308	2,869
4.652% due 11/25/2036 ~	11,453	5,883
5.780% due 02/25/2034 •	499	456
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.710% due 08/25/2035 •	91	84
Citigroup Mortgage Loan Trust 7.410% due 05/25/2035 «•	48	46
Countrywide Alternative Loan Trust
5.500% due 03/25/2036	811	323
5.633% due 02/20/2047 •	2,306	1,770
5.780% due 02/25/2047 •	209	193
5.820% due 05/25/2047 •	1,313	1,191
5.860% due 05/25/2036 •	28	24
5.873% due 03/20/2046 •	1,715	1,444
5.878% due 05/25/2035 •	292	259
6.020% due 12/25/2035 •	144	125
6.153% due 02/25/2036 •	141	125
Countrywide Home Loan Mortgage Pass-Through Trust
3.771% due 04/25/2035 ~	178	132
4.294% due 09/20/2036 ~	1,655	1,409
5.920% due 05/25/2035 •	455	375
6.040% due 04/25/2035 «•	40	35
6.120% due 02/25/2035 •	283	258
6.140% due 02/25/2035 •	161	134
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 «~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 5.973% due 08/19/2045 •	171	140
GreenPoint Mortgage Funding Trust 5.900% due 06/25/2045 •	130	116
GSR Mortgage Loan Trust 4.373% due 04/25/2036 ~	1,657	1,075
HarborView Mortgage Loan Trust
5.713% due 03/19/2037 •	624	550
5.893% due 05/19/2035 •	534	496
Impac CMB Trust 6.460% due 07/25/2033 «•	2	2
IndyMac INDX Mortgage Loan Trust 6.100% due 02/25/2035 •	712	630
JP Morgan Mortgage Trust
5.156% due 02/25/2036 ~	278	193
5.266% due 07/25/2035 ~	158	147
5.990% due 07/25/2064 ~	982	982
MASTR Adjustable Rate Mortgages Trust 5.730% due 05/25/2034 «~	47	43
Merrill Lynch Mortgage Investors Trust 7.254% due 12/25/2032 «•	14	13
Residential Accredit Loans, Inc. Trust
5.760% due 08/25/2035 •	420	306
6.513% due 09/25/2045 •	146	122
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	151	147

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	11	10
Sequoia Mortgage Trust
6.153% due 10/19/2026 «•	76	72
6.153% due 07/20/2033 •	183	176
6.158% due 07/20/2033 «•	129	115
Structured Adjustable Rate Mortgage Loan Trust 6.553% due 01/25/2035 •	159	142
Structured Asset Mortgage Investments Trust
5.900% due 05/25/2036 •	6,571	5,085
6.033% due 07/19/2034 «•	26	23
6.153% due 03/19/2034 «•	70	63
WaMu Mortgage Pass-Through Certificates Trust
4.262% due 12/25/2046 •	500	425
4.372% due 12/25/2046 •	695	573
4.923% due 05/25/2046 •	261	215
5.883% due 01/25/2047 •	330	299
5.980% due 11/25/2045 •	468	427
6.000% due 12/25/2045 •	157	153
6.031% due 03/25/2034 ~	27	26
6.133% due 06/25/2046 •	1,037	916
6.153% due 02/25/2046 •	761	659
6.201% due 07/25/2046 •	2,451	2,060
6.201% due 08/25/2046 •	6,737	5,480
6.353% due 11/25/2042 •	92	85
6.653% due 09/25/2046 •	944	863
6.653% due 10/25/2046 •	340	301
Washington Mutual Mortgage Pass-Through Certificates Trust
5.068% due 05/25/2033 «~	31	29

Total Non-Agency Mortgage-Backed Securities (Cost $55,499)		40,567

ASSET-BACKED SECURITIES 10.7%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •	3,900	3,915
AGL CLO Ltd. 6.786% due 07/20/2034 •	1,600	1,604
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •	2,500	2,509
Apex Credit CLO Ltd. 7.122% due 04/20/2036 •	1,300	1,302
Apidos CLO 6.689% due 07/16/2031 •	2,795	2,796
Ares CLO Ltd. 6.637% due 04/17/2033 •	3,380	3,389
Asset-Backed Securities Corp. Home Equity Loan Trust
5.540% due 05/25/2037 •	17	12
5.963% due 06/15/2031 •	268	256
Atlas Senior Loan Fund Ltd. 6.765% due 10/24/2031 •	3,817	3,821
Bain Capital Credit CLO Ltd. 6.718% due 04/19/2034 •	3,000	3,003
Barings Loan Partners CLO Ltd. 6.845% due 07/20/2033 •	2,000	2,001
Benefit Street Partners CLO Ltd. 6.671% due 04/20/2034 •	1,800	1,806
Betony CLO Ltd. 6.671% due 04/30/2031 •	1,538	1,540
BlueMountain CLO Ltd.
6.514% due 10/25/2030 •	1,421	1,423
6.766% due 10/22/2030 •	2,805	2,808
Capital Four U.S. CLO Ltd. 7.225% due 01/20/2037 •	2,200	2,219
Carlyle Global Market Strategies CLO Ltd.
6.566% due 07/20/2031 •	2,216	2,217
6.730% due 07/15/2031 •	4,080	4,084
Carlyle U.S. CLO Ltd. 6.479% due 10/15/2031 •	1,547	1,550
Cathedral Lake Ltd. 6.808% due 01/20/2035 •	1,000	1,001
Cedar Funding CLO Ltd.
6.586% due 01/20/2031 •	1,612	1,614
6.654% due 05/29/2032 •	3,412	3,414
CIFC Funding Ltd.
6.536% due 04/20/2030 •	727	728
6.565% due 04/24/2031 •	1,638	1,640
6.589% due 04/18/2031 •	803	804
6.626% due 04/20/2031 •	1,047	1,048
6.635% due 04/24/2030 •	510	511
6.779% due 10/17/2031 •	2,787	2,789
Citigroup Global Markets Mortgage Securities 6.810% due 01/25/2032 «•	41	39
Credit Suisse First Boston Mortgage Securities Corp. 5.099% due 01/25/2032 •	23	22

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust 3.408% due 01/25/2037 •	833	246
Dewolf Park CLO Ltd. 6.510% due 10/15/2030 •	1,683	1,684
Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	2,400	2,409
7.159% due 01/15/2037 •	2,700	2,718
Dryden Senior Loan Fund
6.477% due 10/19/2029 •	1,528	1,530
6.479% due 07/15/2030 •	1,194	1,194
6.690% due 01/15/2031 •	3,553	3,556
Eaton Vance CLO Ltd. 6.760% due 10/15/2034 •	3,200	3,201
Elevation CLO Ltd. 6.710% due 07/15/2031 •	819	820
Elmwood CLO Ltd.
6.947% due 01/17/2034 •	1,000	1,003
7.033% due 12/11/2033 •	6,300	6,322
GE-WMC Mortgage Securities Trust 5.540% due 08/25/2036 «•	39	16
Generate CLO Ltd. 7.155% due 10/20/2036 •	3,500	3,509
GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •	2,900	2,906
6.995% due 01/20/2034 •	4,000	4,028
Golub Capital Partners CLO Ltd. 6.606% due 04/20/2031 •	675	676
GSAMP Trust
5.530% due 12/25/2036 •	388	183
5.640% due 11/25/2035 •	132	11
Halseypoint CLO Ltd. 6.936% due 01/20/2033 •	2,200	2,204
Home Equity Asset Trust 6.380% due 02/25/2033 «•	1	1
HSI Asset Securitization Corp. Trust 5.560% due 10/25/2036 •	91	36
ICG U.S. CLO Ltd. 6.725% due 01/24/2032 •	907	907
JP Morgan Mortgage Acquisition Trust 5.620% due 08/25/2036 «•	25	11
KKR CLO Ltd.
6.590% due 04/15/2031 •	839	840
6.757% due 02/09/2035 •	1,700	1,697
KKR CLO Trust 6.780% due 10/15/2034 •	1,000	1,001
Lehman ABS Mortgage Loan Trust 5.550% due 06/25/2037 •	346	226
Lockwood Grove CLO Ltd. 6.755% due 01/25/2030 •	1,682	1,683
Long Beach Mortgage Loan Trust 6.020% due 10/25/2034 •	1,521	1,459
Madison Park Funding Ltd. 6.556% due 07/27/2031 •	1,437	1,438
Magnetite Ltd.
6.785% due 01/25/2032 •	978	979
6.874% due 10/25/2033 •	4,900	4,910
Marathon CLO Ltd.
6.705% due 01/20/2033 •	2,000	2,003
6.902% due 11/15/2031 •	2,212	2,212
Marble Point CLO Ltd. 6.525% due 01/20/2032 •	493	493
MASTR Asset-Backed Securities Trust 5.560% due 11/25/2036 •	74	23
Merrill Lynch Mortgage Investors Trust 5.700% due 02/25/2037 •	255	73
Morgan Stanley ABS Capital, Inc. Trust 5.520% due 05/25/2037 •	133	117
Morgan Stanley IXIS Real Estate Capital Trust 5.510% due 11/25/2036 •	30	10
Nassau Ltd. 6.840% due 01/15/2030 •	486	487
Neuberger Berman Loan Advisers CLO Ltd.
6.626% due 04/20/2031 •	4,700	4,706
6.913% due 10/24/2032 •	4,500	4,487
New Century Home Equity Loan Trust 5.820% due 05/25/2036 •	144	142
Newark BSL CLO Ltd. 6.555% due 07/25/2030 •	1,578	1,579
Northwoods Capital Ltd. 6.688% due 04/19/2031 •	1,894	1,896
OCP CLO Ltd. 6.550% due 07/15/2030 •	2,643	2,646
Palmer Square CLO Ltd.
6.645% due 04/20/2035 •	1,000	1,003

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

6.875% due 10/20/2033 •	6,000	6,014
Rad CLO Ltd.
0.000% due 04/25/2032 •	2,500	2,505
6.914% due 01/25/2033 •	3,500	3,520
Renaissance Home Equity Loan Trust 6.160% due 08/25/2032 «•	2	2
Romark CLO Ltd. 6.616% due 04/20/2031 •	813	814
Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •	1,440	320
5.620% due 11/25/2036 •	449	117
Silver Rock CLO Ltd. 1.833% due 10/20/2033 •	4,000	4,008
Sound Point CLO Ltd.
6.706% due 01/21/2031 •	1,410	1,410
6.760% due 07/15/2034 •	1,000	1,000
6.765% due 10/25/2034 •	3,000	2,991
Soundview Home Loan Trust
5.540% due 06/25/2037 •	186	120
5.580% due 11/25/2036 •	445	123
Steele Creek CLO Ltd. 6.656% due 04/21/2031 •	662	662
Sycamore Tree CLO Ltd. 7.005% due 01/20/2037 •	1,800	1,808
Symphony CLO Ltd.
6.526% due 01/23/2032 •	949	952
6.688% due 07/23/2033 •	3,900	3,909
6.914% due 04/25/2034 •	1,800	1,809
TCW CLO Ltd. 6.926% due 01/16/2037 •	1,000	1,003
TIAA CLO Ltd. 6.739% due 01/16/2031 •	314	314
Trinitas CLO Ltd. 6.694% due 04/25/2033 •	1,750	1,755
Venture CLO Ltd.
6.786% due 10/22/2031 •	3,039	3,042
6.850% due 01/15/2032 •	2,000	2,002

Total Asset-Backed Securities (Cost $174,131)		171,346

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		2,325

Total Short-Term Instruments (Cost $2,325)		2,325

Total Investments in Securities (Cost $2,210,022)		1,722,092

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	3,745,113	36,436

Total Short-Term Instruments (Cost $36,436)		36,436

Total Investments in Affiliates (Cost $36,436)		36,436

Total Investments 109.8% (Cost $2,246,458)		$1,758,528
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $16,940)		(778)
Other Assets and Liabilities, net (9.8)%		(155,562)

Net Assets 100.0%		$1,602,188

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	06/28/2024	07/01/2024	$2,325	U.S. Treasury Notes 3.875% due 01/15/2026	$(2,372)	$2,325	$2,326

Total Repurchase Agreements	$(2,372)	$2,325	$2,326

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.420%	06/28/2024	07/01/2024	$(42,776)	$(42,795)
5.440	07/01/2024	07/02/2024	(42,353)	(42,353)
DEU	5.460	06/18/2024	07/02/2024	(28,812)	(28,869)
STR	5.450	06/28/2024	07/01/2024	(99,277)	(99,322)
5.450	07/01/2024	07/02/2024	(67,987)	(67,988)

Total Reverse Repurchase Agreements	$(281,327)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2054	$17,000	$(15,707)	$(15,565)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2054	3,000	(2,857)	(2,829)

Total Short Sales (1.1)%	$(18,564)	$(18,394)

(d)	Securities with an aggregate market value of $168,582 have been pledged as collateral under the terms of master agreements as of June 30, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(9,134) at a weighted average interest rate of 5.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2024	1,140	$232,809	$517	$0	$(27)
U.S. Treasury 10-Year Note September Futures	09/2024	9,721	1,069,158	6,815	0	(2,582)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	5,248	595,812	5,911	0	(2,542)

$13,243	$0	$(5,151)

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2024	1,240	$(132,157)		$(842)	$136	$0
U.S. Treasury Long-Term Bond September Futures				09/2024	2,354	(278,508)		(2,617)	2,354	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2024	732	(91,752)		(1,220)	1,212	0

							$(4,679)	$3,702		$0

Total Futures Contracts							$8,564	$3,702		$(5,151)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028	$11,700	$119	$131	$250	$0	$0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028	15,800	188	150	338	0	(1)
CDX.IG-42 5-Year Index		1.000	Quarterly	06/20/2029	234,800	5,152	(275)	4,877	0	(21)

						$5,459	$6	$5,465	$0	$(22)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.849%	Annual	03/31/2030	$76,000	$0	$(1,020)	$(1,020)	$0	$(201)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	(5,847)	(5,524)	0	(1,117)
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	9,451	9,438	516	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	9,275	19,370	728	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	44,000	1,076	783	1,859	767	0

						$11,481	$12,642	$24,123	$2,011	$(1,318)

Total Swap Agreements						$16,940	$12,648	$29,588	$2,011	$(1,340)

(f)	Securities with an aggregate market value of $52,091 and cash of $1,071 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2024

Investments in Securities, at Value
U.S. Government Agencies						$0	$70,545	$0	$70,545
U.S. Treasury Obligations						0	1,437,309	0	1,437,309
Non-Agency Mortgage-Backed Securities						0	40,094	473	40,567
Asset-Backed Securities						0	171,277	69	171,346
Short-Term Instruments
Repurchase Agreements						0	2,325	0	2,325

						$0	$1,721,550	$542	$1,722,092
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$36,436	$0	$0	$36,436

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2024 (Unaudited)

Total Investments	$36,436	$1,721,550	$542	$1,758,528

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,394)	$0	$(18,394)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5,713	$0	$5,713

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(6,491)	$0	$(6,491)

Total Financial Derivative Instruments	$0	$(778)	$0	$(778)

Totals	$36,436	$1,702,378	$542	$1,739,356

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	9.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.4%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes

Notes to Financial Statements (Cont.)

and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of June 30, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$139,907	$1,946	$0	$0	$202	$142,055	$1,965	$0
PIMCO All Authority: Multi-RAE PLUS Fund	10,547	147	0	0	15	10,709	148	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$4,459	$1,014,511	$(674,600)	$0	$67	$344,437	$3,918	$0
PIMCO All Asset: Multi-RAE PLUS Fund	0	24,615	(17,900)	2	0	6,717	11	0
PIMCO All Asset: MultiReal Fund	44,147	1,105,195	(1,081,800)	14	3	67,559	876	0
PIMCO EM Bond and Short-Term Investments Portfolio	116,820	89,455	(141,800)	1	25	64,501	1,485	0
PIMCO High Yield and Short-Term Investments Portfolio	16,805	5,264	(16,300)	0	3	5,772	171	0
PIMCO Investment Grade Credit Bond Portfolio	54,086	255,679	(259,800)	3	2	49,970	286	0
PIMCO Long Duration Credit Bond Portfolio	305,443	5,016,835	(5,311,801)	(46)	0	10,431	3,995	0
PIMCO Mortgage and Short-Term Investments Portfolio	43,489	339,173	(343,400)	0	4	39,266	384	0
PIMCO Municipal Portfolio	5,817	11,836	(11,000)	2	(1)	6,654	37	0
PIMCO Real Return Portfolio	6,181	42,724	(46,800)	2	0	2,107	27	0
PIMCO Sector Fund Series – H	3,317	636	(1,600)	0	1	2,354	38	0
PIMCO Sector Fund Series – I	1,258	146,476	(145,000)	13	0	2,747	78	0
PIMCO Short-Term Portfolio	6,142	37,884	(37,200)	1	1	6,828	83	0
PIMCO U.S. Government and Short-Term Investments Portfolio	38,116	195,218	(196,901)	2	1	36,436	143	0
PIMCO International Portfolio	93,483	88,766	(89,300)	(13)	35	92,971	976	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2024 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2024	Dividend Income	Shares Held at 06/30/2024
Xfit Brands, Inc.	$120	$0	$0	$0	$8	$128	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOM	Bank of Montreal	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	STR	State Street FICC Repo
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	UAG	UBS AG Stamford
CDI	Natixis Singapore	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index
AMZX	Alerian MLP Total Return Index	ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSLT	eRAFI U.S. Large Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BRENT	Brent Crude	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
CAONREPO	Canadian Overnight Repo Rate Average	ESTRON	Euro Short-Term Rate	RU20INTR	Russell 2000 Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC	J.P. Morgan Nic Custom Index	SOFRINDX	Secured Overnight Financing Rate Index
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.	ST	State
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	oz.	Ounce	WTI	West Texas Intermediate